UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—August 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Short-Term Corporate Bond Index Fund ETF Shares - VCSH

Vanguard Short-Term Corporate Bond Index Fund Admiral™ Shares - VSCSX

Vanguard Short-Term Corporate Bond Index Fund Institutional Shares - VSTBX

Vanguard Intermediate-Term Corporate Bond Index Fund ETF Shares - VCIT

Vanguard Intermediate-Term Corporate Bond Index Fund Admiral™ Shares - VICSX

Vanguard Intermediate-Term Corporate Bond Index Fund Institutional Shares - VICBX

Vanguard Long-Term Corporate Bond Index Fund ETF Shares - VCLT

Vanguard Long-Term Corporate Bond Index Fund Admiral™ Shares - VLTCX

Vanguard Long-Term Corporate Bond Index Fund Institutional Shares - VLCIX

Vanguard Short-Term Treasury Index Fund ETF Shares - VGSH

Vanguard Short-Term Treasury Index Fund Admiral™ Shares - VSBSX

Vanguard Short-Term Treasury Index Fund Institutional Shares - VSBIX

Vanguard Intermediate-Term Treasury Index Fund ETF Shares - VGIT

Vanguard Intermediate-Term Treasury Index Fund Admiral™ Shares - VSIGX

Vanguard Intermediate-Term Treasury Index Fund Institutional Shares - VIIGX

Vanguard Long-Term Treasury Index Fund ETF Shares - VGLT

Vanguard Long-Term Treasury Index Fund Admiral™ Shares - VLGSX

Vanguard Long-Term Treasury Index Fund Institutional Shares - VLGIX

Vanguard Mortgage-Backed Securities Index Fund ETF Shares - VMBS

Vanguard Mortgage-Backed Securities Index Fund Admiral™ Shares - VMBSX

Vanguard Mortgage-Backed Securities Index Fund Institutional Shares - VMBIX

Vanguard Total Corporate Bond ETF ETF Shares - VTC

Vanguard Total World Bond ETF ETF Shares - BNDW

Vanguard Short-Term Corporate Bond Index Fund
ETF Shares (VCSH) Nasdaq
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  In general, corporate bonds outperformed mortgage-backed securities and Treasuries, and short- and intermediate-term corporate bonds outpaced their longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	5.70%	2.12%	2.76%
ETF Shares Market Price	5.61%	2.08%	2.76%
Bloomberg U.S. 1–5 Year Corporate Bond Index	5.69%	2.12%	2.84%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$46,029
Number of Portfolio Holdings	2,594
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$1,183
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	4.2%
Consumer Discretionary	7.2%
Consumer Staples	5.7%
Energy	5.6%
Financials	38.6%
Health Care	8.4%
Industrials	6.8%
Materials	2.3%
Real Estate	4.2%
Technology	7.9%
Utilities	6.6%
U.S. Government and Agency Obligations	1.1%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3145

Vanguard Short-Term Corporate Bond Index Fund
Admiral™ Shares (VSCSX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  In general, corporate bonds outperformed mortgage-backed securities and Treasuries, and short- and intermediate-term corporate bonds outpaced their longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	5.66%	2.09%	2.74%
Bloomberg U.S. 1–5 Year Corporate Bond Index	5.69%	2.12%	2.84%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$46,029
Number of Portfolio Holdings	2,594
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$1,183
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	4.2%
Consumer Discretionary	7.2%
Consumer Staples	5.7%
Energy	5.6%
Financials	38.6%
Health Care	8.4%
Industrials	6.8%
Materials	2.3%
Real Estate	4.2%
Technology	7.9%
Utilities	6.6%
U.S. Government and Agency Obligations	1.1%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1945

Vanguard Short-Term Corporate Bond Index Fund
Institutional Shares (VSTBX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  In general, corporate bonds outperformed mortgage-backed securities and Treasuries, and short- and intermediate-term corporate bonds outpaced their longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	5.72%	2.11%	2.76%
Bloomberg U.S. 1–5 Year Corporate Bond Index	5.69%	2.12%	2.84%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$46,029
Number of Portfolio Holdings	2,594
Portfolio Turnover Rate	73%
Total Investment Advisory Fees (in thousands)	$1,183
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	4.2%
Consumer Discretionary	7.2%
Consumer Staples	5.7%
Energy	5.6%
Financials	38.6%
Health Care	8.4%
Industrials	6.8%
Materials	2.3%
Real Estate	4.2%
Technology	7.9%
Utilities	6.6%
U.S. Government and Agency Obligations	1.1%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1645

Vanguard Intermediate-Term Corporate Bond Index Fund
ETF Shares (VCIT) Nasdaq
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  In general, corporate bonds outperformed mortgage-backed securities and Treasuries, and short- and intermediate-term corporate bonds outpaced their longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	5.70%	0.79%	3.40%
ETF Shares Market Price	5.54%	0.70%	3.41%
Bloomberg U.S. 5–10 Year Corporate Bond Index	5.73%	0.80%	3.47%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$59,445
Number of Portfolio Holdings	2,127
Portfolio Turnover Rate	85%
Total Investment Advisory Fees (in thousands)	$1,512
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	6.0%
Consumer Discretionary	5.8%
Consumer Staples	5.8%
Energy	6.9%
Financials	32.4%
Health Care	8.8%
Industrials	5.8%
Materials	3.0%
Real Estate	5.6%
Technology	8.2%
Utilities	9.4%
U.S. Government and Agency Obligations	0.5%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3146

Vanguard Intermediate-Term Corporate Bond Index Fund
Admiral™ Shares (VICSX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  In general, corporate bonds outperformed mortgage-backed securities and Treasuries, and short- and intermediate-term corporate bonds outpaced their longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	5.41%	0.71%	3.36%
Bloomberg U.S. 5–10 Year Corporate Bond Index	5.73%	0.80%	3.47%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares.
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$59,445
Number of Portfolio Holdings	2,127
Portfolio Turnover Rate	85%
Total Investment Advisory Fees (in thousands)	$1,512
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	6.0%
Consumer Discretionary	5.8%
Consumer Staples	5.8%
Energy	6.9%
Financials	32.4%
Health Care	8.8%
Industrials	5.8%
Materials	3.0%
Real Estate	5.6%
Technology	8.2%
Utilities	9.4%
U.S. Government and Agency Obligations	0.5%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1946

Vanguard Intermediate-Term Corporate Bond Index Fund
Institutional Shares (VICBX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  In general, corporate bonds outperformed mortgage-backed securities and Treasuries, and short- and intermediate-term corporate bonds outpaced their longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	5.44%	0.72%	3.37%
Bloomberg U.S. 5–10 Year Corporate Bond Index	5.73%	0.80%	3.47%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares.
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$59,445
Number of Portfolio Holdings	2,127
Portfolio Turnover Rate	85%
Total Investment Advisory Fees (in thousands)	$1,512
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	6.0%
Consumer Discretionary	5.8%
Consumer Staples	5.8%
Energy	6.9%
Financials	32.4%
Health Care	8.8%
Industrials	5.8%
Materials	3.0%
Real Estate	5.6%
Technology	8.2%
Utilities	9.4%
U.S. Government and Agency Obligations	0.5%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1646

Vanguard Long-Term Corporate Bond Index Fund
ETF Shares (VCLT) Nasdaq
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  In general, corporate bonds outperformed mortgage-backed securities and Treasuries, and short- and intermediate-term corporate bonds outpaced their longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by utilities outperformed those of financial institutions and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 10 and 20 years returned more than bonds with maturities of more than 20 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	0.57%	-2.60%	3.09%
ETF Shares Market Price	0.45%	-2.72%	3.08%
Bloomberg U.S. 10+ Year Corporate Bond Index	0.44%	-2.68%	3.09%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$7,981
Number of Portfolio Holdings	1,847
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$358
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	10.7%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Energy	9.4%
Financials	14.1%
Health Care	16.1%
Industrials	8.4%
Materials	3.3%
Real Estate	1.4%
Technology	8.8%
Utilities	13.3%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3147

Vanguard Long-Term Corporate Bond Index Fund
Admiral™ Shares (VLTCX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  In general, corporate bonds outperformed mortgage-backed securities and Treasuries, and short- and intermediate-term corporate bonds outpaced their longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by utilities outperformed those of financial institutions and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 10 and 20 years returned more than bonds with maturities of more than 20 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	-0.43%	-2.82%	2.98%
Bloomberg U.S. 10+ Year Corporate Bond Index	0.44%	-2.68%	3.09%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases of fund shares.
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$7,981
Number of Portfolio Holdings	1,847
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$358
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	10.7%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Energy	9.4%
Financials	14.1%
Health Care	16.1%
Industrials	8.4%
Materials	3.3%
Real Estate	1.4%
Technology	8.8%
Utilities	13.3%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1947

Vanguard Long-Term Corporate Bond Index Fund
Institutional Shares (VLCIX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  In general, corporate bonds outperformed mortgage-backed securities and Treasuries, and short- and intermediate-term corporate bonds outpaced their longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by utilities outperformed those of financial institutions and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 10 and 20 years returned more than bonds with maturities of more than 20 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	-0.48%	-2.81%	2.99%
Bloomberg U.S. 10+ Year Corporate Bond Index	0.44%	-2.68%	3.09%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases of fund shares.
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$7,981
Number of Portfolio Holdings	1,847
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$358
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	10.7%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Energy	9.4%
Financials	14.1%
Health Care	16.1%
Industrials	8.4%
Materials	3.3%
Real Estate	1.4%
Technology	8.8%
Utilities	13.3%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1647

Vanguard Short-Term Treasury Index Fund
ETF Shares (VGSH) Nasdaq
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Yields of U.S. Treasuries fell at the short end of the maturity spectrum but rose at the long end of the yield curve. The bellwether 10-year U.S. Treasury note’s yield finished the quarter at 4.23%, up from 3.90% at the beginning of the period.
  The highest total returns for Treasuries were in the short- and intermediate-term maturities. Overall, Treasuries returned less than mortgage-backed securities and corporate bonds.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	4.39%	1.45%	1.63%
ETF Shares Market Price	4.41%	1.45%	1.63%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	4.41%	1.48%	1.68%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$27,353
Number of Portfolio Holdings	93
Portfolio Turnover Rate	93%
Total Investment Advisory Fees (in thousands)	$744
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
1 - 2 Years	54.0%
2 - 3 Years	45.0%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3142

Vanguard Short-Term Treasury Index Fund
Admiral™ Shares (VSBSX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Yields of U.S. Treasuries fell at the short end of the maturity spectrum but rose at the long end of the yield curve. The bellwether 10-year U.S. Treasury note’s yield finished the quarter at 4.23%, up from 3.90% at the beginning of the period.
  The highest total returns for Treasuries were in the short- and intermediate-term maturities. Overall, Treasuries returned less than mortgage-backed securities and corporate bonds.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	4.39%	1.42%	1.61%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	4.41%	1.48%	1.68%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$27,353
Number of Portfolio Holdings	93
Portfolio Turnover Rate	93%
Total Investment Advisory Fees (in thousands)	$744
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
1 - 2 Years	54.0%
2 - 3 Years	45.0%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1942

Vanguard Short-Term Treasury Index Fund
Institutional Shares (VSBIX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Yields of U.S. Treasuries fell at the short end of the maturity spectrum but rose at the long end of the yield curve. The bellwether 10-year U.S. Treasury note’s yield finished the quarter at 4.23%, up from 3.90% at the beginning of the period.
  The highest total returns for Treasuries were in the short- and intermediate-term maturities. Overall, Treasuries returned less than mortgage-backed securities and corporate bonds.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	4.37%	1.44%	1.63%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	4.41%	1.48%	1.68%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$27,353
Number of Portfolio Holdings	93
Portfolio Turnover Rate	93%
Total Investment Advisory Fees (in thousands)	$744
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
1 - 2 Years	54.0%
2 - 3 Years	45.0%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1642

Vanguard Intermediate-Term Treasury Index Fund
ETF Shares (VGIT) Nasdaq
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Yields of U.S. Treasuries fell at the short end of the maturity spectrum but rose at the long end of the yield curve. The bellwether 10-year U.S. Treasury note’s yield finished the quarter at 4.23%, up from 3.90% at the beginning of the period.
  The highest total returns for Treasuries were in the short- and intermediate-term maturities. Overall, Treasuries returned less than mortgage-backed securities and corporate bonds.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	4.07%	-0.56%	1.51%
ETF Shares Market Price	4.10%	-0.55%	1.51%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	4.11%	-0.54%	1.55%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$40,856
Number of Portfolio Holdings	104
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,103
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
2 - 4 Years	24.7%
4 - 6 Years	39.0%
6 - 8 Years	21.0%
8 - 10 Years	14.3%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3143

Vanguard Intermediate-Term Treasury Index Fund
Admiral™ Shares (VSIGX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Yields of U.S. Treasuries fell at the short end of the maturity spectrum but rose at the long end of the yield curve. The bellwether 10-year U.S. Treasury note’s yield finished the quarter at 4.23%, up from 3.90% at the beginning of the period.
  The highest total returns for Treasuries were in the short- and intermediate-term maturities. Overall, Treasuries returned less than mortgage-backed securities and corporate bonds.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	4.05%	-0.59%	1.49%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	4.11%	-0.54%	1.55%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$40,856
Number of Portfolio Holdings	104
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,103
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
2 - 4 Years	24.7%
4 - 6 Years	39.0%
6 - 8 Years	21.0%
8 - 10 Years	14.3%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1943

Vanguard Intermediate-Term Treasury Index Fund
Institutional Shares (VIIGX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Yields of U.S. Treasuries fell at the short end of the maturity spectrum but rose at the long end of the yield curve. The bellwether 10-year U.S. Treasury note’s yield finished the quarter at 4.23%, up from 3.90% at the beginning of the period.
  The highest total returns for Treasuries were in the short- and intermediate-term maturities. Overall, Treasuries returned less than mortgage-backed securities and corporate bonds.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	4.08%	-0.56%	1.51%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	4.11%	-0.54%	1.55%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$40,856
Number of Portfolio Holdings	104
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,103
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
2 - 4 Years	24.7%
4 - 6 Years	39.0%
6 - 8 Years	21.0%
8 - 10 Years	14.3%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1643

Vanguard Long-Term Treasury Index Fund
ETF Shares (VGLT) Nasdaq
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Yields of U.S. Treasuries fell at the short end of the maturity spectrum but rose at the long end of the yield curve. The bellwether 10-year U.S. Treasury note’s yield finished the quarter at 4.23%, up from 3.90% at the beginning of the period.
  The highest total returns for Treasuries were in the short- and intermediate-term maturities. Overall, Treasuries returned less than mortgage-backed securities and corporate bonds.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	-4.52%	-8.19%	-0.26%
ETF Shares Market Price	-4.42%	-8.19%	-0.26%
Spliced Bloomberg U.S. Long Treasury Index	-4.46%	-8.28%	-0.25%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$14,005
Number of Portfolio Holdings	95
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$418
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
10 - 15 Years	5.9%
15 - 20 Years	39.2%
20 - 25 Years	17.8%
Over 25 Years	36.1%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3144

Vanguard Long-Term Treasury Index Fund
Admiral™ Shares (VLGSX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Yields of U.S. Treasuries fell at the short end of the maturity spectrum but rose at the long end of the yield curve. The bellwether 10-year U.S. Treasury note’s yield finished the quarter at 4.23%, up from 3.90% at the beginning of the period.
  The highest total returns for Treasuries were in the short- and intermediate-term maturities. Overall, Treasuries returned less than mortgage-backed securities and corporate bonds.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	-4.53%	-8.22%	-0.27%
Spliced Bloomberg U.S. Long Treasury Index	-4.46%	-8.28%	-0.25%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$14,005
Number of Portfolio Holdings	95
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$418
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
10 - 15 Years	5.9%
15 - 20 Years	39.2%
20 - 25 Years	17.8%
Over 25 Years	36.1%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1944

Vanguard Long-Term Treasury Index Fund
Institutional Shares (VLGIX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Yields of U.S. Treasuries fell at the short end of the maturity spectrum but rose at the long end of the yield curve. The bellwether 10-year U.S. Treasury note’s yield finished the quarter at 4.23%, up from 3.90% at the beginning of the period.
  The highest total returns for Treasuries were in the short- and intermediate-term maturities. Overall, Treasuries returned less than mortgage-backed securities and corporate bonds.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	-4.48%	-8.20%	-0.25%
Spliced Bloomberg U.S. Long Treasury Index	-4.46%	-8.28%	-0.25%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$14,005
Number of Portfolio Holdings	95
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$418
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
10 - 15 Years	5.9%
15 - 20 Years	39.2%
20 - 25 Years	17.8%
Over 25 Years	36.1%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1644

Vanguard Mortgage-Backed Securities Index Fund
ETF Shares (VMBS) Nasdaq
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Within the broad U.S. investment-grade bond market, securities with shorter maturities outperformed those with longer maturities, and those with higher and lower credit ratings outperformed those in the middle. By sector, credit issues outperformed Treasuries, and mortgage-backed securities posted returns near the higher end of the range, modestly outperforming the broad bond market.
  The average interest rate for 30-year fixed-rate mortgages rose from 6.35% for the week ended August 29, 2024, to 6.56% for the week ended August 28, 2025.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	3.75%	-0.32%	1.31%
ETF Shares Market Price	3.81%	-0.32%	1.32%
Bloomberg U.S. MBS Float Adjusted Index	3.68%	-0.23%	1.40%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$16,518
Number of Portfolio Holdings	94
Portfolio Turnover Rate	91%
Total Investment Advisory Fees (in thousands)	$527
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
0 - 10 Years	1.6%
10 - 20 Years	11.8%
20 - 30 Years	83.9%
30 - 40 Years	2.2%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3148

Vanguard Mortgage-Backed Securities Index Fund
Admiral™ Shares (VMBSX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Within the broad U.S. investment-grade bond market, securities with shorter maturities outperformed those with longer maturities, and those with higher and lower credit ratings outperformed those in the middle. By sector, credit issues outperformed Treasuries, and mortgage-backed securities posted returns near the higher end of the range, modestly outperforming the broad bond market.
  The average interest rate for 30-year fixed-rate mortgages rose from 6.35% for the week ended August 29, 2024, to 6.56% for the week ended August 28, 2025.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	3.70%	-0.35%	1.29%
Bloomberg U.S. MBS Float Adjusted Index	3.68%	-0.23%	1.40%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$16,518
Number of Portfolio Holdings	94
Portfolio Turnover Rate	91%
Total Investment Advisory Fees (in thousands)	$527
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
0 - 10 Years	1.6%
10 - 20 Years	11.8%
20 - 30 Years	83.9%
30 - 40 Years	2.2%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1948

Vanguard Mortgage-Backed Securities Index Fund
Institutional Shares (VMBIX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Within the broad U.S. investment-grade bond market, securities with shorter maturities outperformed those with longer maturities, and those with higher and lower credit ratings outperformed those in the middle. By sector, credit issues outperformed Treasuries, and mortgage-backed securities posted returns near the higher end of the range, modestly outperforming the broad bond market.
  The average interest rate for 30-year fixed-rate mortgages rose from 6.35% for the week ended August 29, 2024, to 6.56% for the week ended August 28, 2025.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	3.74%	-0.33%	1.31%
Bloomberg U.S. MBS Float Adjusted Index	3.68%	-0.23%	1.40%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$16,518
Number of Portfolio Holdings	94
Portfolio Turnover Rate	91%
Total Investment Advisory Fees (in thousands)	$527
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
0 - 10 Years	1.6%
10 - 20 Years	11.8%
20 - 30 Years	83.9%
30 - 40 Years	2.2%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1648

Vanguard Total Corporate Bond ETF
ETF Shares (VTC) Nasdaq
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Total Corporate Bond ETF (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Corporate bonds, with their yield spreads narrowing, outperformed both Treasuries and mortgage-backed securities.
  In the Fund’s benchmark index, bonds issued by financial institutions returned more than those issued by industrial companies and utilities. By maturity, bonds maturing in 10 years or less posted the strongest gains. By credit quality, corporate bonds on the bottom rung of the investment-grade ladder performed better than higher-rated bonds.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 7, 2017, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/7/2017)
ETF Shares Net Asset Value	3.82%	-0.06%	2.26%
ETF Shares Market Price	3.87%	-0.07%	2.26%
Bloomberg U.S. Corporate Bond Index	3.91%	-0.01%	2.36%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.54%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$1,245
Number of Portfolio Holdings	3,785
Portfolio Turnover Rate	133%
Total Investment Advisory Fees (in thousands)	$19
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	7.0%
Consumer Discretionary	6.0%
Consumer Staples	6.1%
Energy	7.2%
Financials	28.8%
Health Care	10.9%
Industrials	7.1%
Materials	2.8%
Real Estate	3.7%
Technology	8.5%
Utilities	9.6%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
The Fund's principal investment strategy was changed from investing in underlying funds to directly investing in the bonds that comprise its target index. The Fund removed underlying fund risk as a principal risk. During the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR985

Vanguard Total World Bond ETF
ETF Shares (BNDW) Nasdaq
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Total World Bond ETF (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  Bonds from the United States, which accounted for roughly half of the Fund’s assets at the end of the period, returned a little less than the index as a whole. Japan, the United Kingdom, France, and Germany also underperformed, whereas Italy, Spain, and Canada outperformed.
  Corporate bonds returned more than government bonds and mortgage-backed securities. Bonds maturing in 10 years or less outperformed those with longer maturities, and those on the bottom rung of the investment-grade ladder performed better than those with higher credit ratings.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 4, 2018, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/4/2018)
ETF Shares Net Asset Value	3.28%	-0.34%	1.78%
ETF Shares Market Price	3.25%	-0.35%	1.78%
Bloomberg Global Aggregate Float Adjusted Composite Index	3.29%	-0.30%	1.85%
Bloomberg Global Aggregate Float Adjusted Index	3.92%	-1.37%	1.00%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$1,384
Number of Portfolio Holdings	3
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of August 31, 2025)
Vanguard Total International Bond ETF	50.1%
Vanguard Total Bond Market ETF	49.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3061

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit and Risk Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
(a) Audit Fees.	$522,000	$587,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$522,000	$587,000

(e)            (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,710,837	$3,508,505
Tax Fees.	$1,775,524	$1,912,843
All Other Fees.	$50,000	$268,000
Total.	$5,536,360	$5,689,348

(h)            For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2025
Vanguard Corporate Bond Index Funds
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund

Contents
Short-Term Corporate Bond Index Fund	1
Intermediate-Term Corporate Bond Index Fund	50
Long-Term Corporate Bond Index Fund	92
Report of Independent Registered Public Accounting Firm	130
Tax information	131

Short-Term Corporate Bond Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (1.1%)
U.S. Government Securities (1.1%)
[1]	United States Treasury Note/Bond	3.625%	8/31/2027	62,544	62,556
	United States Treasury Note/Bond	3.625%	8/15/2028	11,110	11,125
[1]	United States Treasury Note/Bond	3.625%	8/31/2030	437,320	436,021
Total U.S. Government and Agency Obligations (Cost $509,675)					509,702
Corporate Bonds (97.5%)
Communications (4.2%)
	Alphabet Inc.	0.800%	8/15/2027	12,968	12,271
	Alphabet Inc.	4.000%	5/15/2030	21,691	21,817
	America Movil SAB de CV	3.625%	4/22/2029	13,452	13,124
	America Movil SAB de CV	2.875%	5/7/2030	16,885	15,746
	AppLovin Corp.	5.125%	12/1/2029	25,981	26,546
	AT&T Inc.	3.800%	2/15/2027	7,924	7,883
	AT&T Inc.	4.250%	3/1/2027	19,804	19,816
	AT&T Inc.	2.300%	6/1/2027	50,328	48,744
	AT&T Inc.	1.650%	2/1/2028	44,047	41,559
[2]	AT&T Inc.	4.100%	2/15/2028	17,954	17,934
	AT&T Inc.	4.350%	3/1/2029	48,393	48,590
[2]	AT&T Inc.	4.300%	2/15/2030	38,985	38,997
	AT&T Inc.	4.700%	8/15/2030	15,490	15,715
	Baidu Inc.	1.625%	2/23/2027	4,710	4,543
	Baidu Inc.	3.625%	7/6/2027	10,660	10,569
	Baidu Inc.	4.375%	3/29/2028	7,842	7,887
	Baidu Inc.	4.875%	11/14/2028	4,890	4,987
	Charter Communications Operating LLC	6.150%	11/10/2026	23,284	23,800
	Charter Communications Operating LLC	3.750%	2/15/2028	32,672	32,180
	Charter Communications Operating LLC	2.250%	1/15/2029	21,273	19,784
	Charter Communications Operating LLC	5.050%	3/30/2029	23,439	23,799
	Charter Communications Operating LLC	6.100%	6/1/2029	35,470	37,268
	Comcast Corp.	2.350%	1/15/2027	22,546	22,047
	Comcast Corp.	3.300%	2/1/2027	29,227	28,898
	Comcast Corp.	3.300%	4/1/2027	22,957	22,692
	Comcast Corp.	5.350%	11/15/2027	12,341	12,680
	Comcast Corp.	3.150%	2/15/2028	13,857	13,575
	Comcast Corp.	3.550%	5/1/2028	12,855	12,697
	Comcast Corp.	4.150%	10/15/2028	76,145	76,360
	Comcast Corp.	4.550%	1/15/2029	15,617	15,841
	Comcast Corp.	5.100%	6/1/2029	20,429	21,123
	Comcast Corp.	2.650%	2/1/2030	27,977	26,216
	Comcast Corp.	3.400%	4/1/2030	15,288	14,775
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	35,823	42,381
	Expedia Group Inc.	4.625%	8/1/2027	22,637	22,776
	Expedia Group Inc.	3.250%	2/15/2030	24,486	23,337
	Fox Corp.	4.709%	1/25/2029	47,177	47,714
	Interpublic Group of Cos. Inc.	4.650%	10/1/2028	19,455	19,608
	Interpublic Group of Cos. Inc.	4.750%	3/30/2030	13,024	13,122
	Meta Platforms Inc.	3.500%	8/15/2027	54,281	53,959
	Meta Platforms Inc.	4.600%	5/15/2028	33,880	34,534
	Meta Platforms Inc.	4.300%	8/15/2029	29,623	30,004
	Netflix Inc.	4.375%	11/15/2026	18,778	18,883
	Netflix Inc.	4.875%	4/15/2028	33,929	34,693
	Netflix Inc.	5.875%	11/15/2028	47,367	50,013
	Netflix Inc.	6.375%	5/15/2029	17,240	18,604
	Paramount Global	3.700%	6/1/2028	15,306	15,018
	Paramount Global	4.200%	6/1/2029	20,664	20,370
	Paramount Global	7.875%	7/30/2030	8,167	9,219
	Rogers Communications Inc.	3.200%	3/15/2027	11,156	10,978
	Rogers Communications Inc.	5.000%	2/15/2029	34,583	35,284
	Sprint Capital Corp.	6.875%	11/15/2028	52,788	56,781

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	4,923	4,887
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	19,546	19,915
	Telefonica Emisiones SA	4.103%	3/8/2027	24,753	24,677
	TELUS Corp.	2.800%	2/16/2027	13,882	13,595
	T-Mobile USA Inc.	3.750%	4/15/2027	66,683	66,240
	T-Mobile USA Inc.	4.750%	2/1/2028	26,491	26,545
	T-Mobile USA Inc.	2.050%	2/15/2028	40,770	38,797
	T-Mobile USA Inc.	4.850%	1/15/2029	13,142	13,402
	T-Mobile USA Inc.	2.625%	2/15/2029	19,270	18,263
	T-Mobile USA Inc.	2.400%	3/15/2029	18,279	17,177
	T-Mobile USA Inc.	3.375%	4/15/2029	37,410	36,248
	T-Mobile USA Inc.	4.200%	10/1/2029	24,810	24,797
	T-Mobile USA Inc.	3.875%	4/15/2030	68,663	67,241
	T-Mobile USA Inc.	3.500%	4/15/2031	10,000	9,466
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	17,750	17,481
	Uber Technologies Inc.	4.300%	1/15/2030	27,604	27,686
	Verizon Communications Inc.	2.100%	3/22/2028	41,464	39,463
	Verizon Communications Inc.	4.016%	12/3/2029	53,842	53,399
	Verizon Communications Inc.	3.150%	3/22/2030	38,376	36,632
	Verizon Communications Inc.	1.500%	9/18/2030	20,376	17,763
	Walt Disney Co.	3.375%	11/15/2026	1,755	1,744
	Walt Disney Co.	3.700%	3/23/2027	995	992
	Walt Disney Co.	2.200%	1/13/2028	13,229	12,735
	Walt Disney Co.	2.000%	9/1/2029	13,984	12,952
	Walt Disney Co.	3.800%	3/22/2030	11,680	11,550
	Weibo Corp.	3.375%	7/8/2030	10,890	10,300
					1,941,688
Consumer Discretionary (7.2%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	38,155	37,643
[3]	Alibaba Group Holding Ltd.	4.875%	5/26/2030	14,700	15,137
	Amazon.com Inc.	3.300%	4/13/2027	48,633	48,223
	Amazon.com Inc.	1.200%	6/3/2027	12,776	12,222
	Amazon.com Inc.	3.150%	8/22/2027	69,129	68,266
	Amazon.com Inc.	4.550%	12/1/2027	40,465	41,051
	Amazon.com Inc.	1.650%	5/12/2028	44,806	42,343
	Amazon.com Inc.	3.450%	4/13/2029	19,045	18,764
	Amazon.com Inc.	4.650%	12/1/2029	14,435	14,811
	Amazon.com Inc.	1.500%	6/3/2030	26,408	23,579
[2]	American Honda Finance Corp.	1.300%	9/9/2026	12,356	11,995
[2]	American Honda Finance Corp.	2.300%	9/9/2026	14,681	14,398
[2]	American Honda Finance Corp.	4.400%	10/5/2026	3,211	3,218
[2]	American Honda Finance Corp.	2.350%	1/8/2027	17,623	17,211
	American Honda Finance Corp.	4.900%	3/12/2027	2,440	2,465
	American Honda Finance Corp.	4.550%	7/9/2027	11,805	11,896
[2]	American Honda Finance Corp.	4.450%	10/22/2027	15,700	15,808
	American Honda Finance Corp.	4.700%	1/12/2028	11,501	11,651
[2]	American Honda Finance Corp.	3.500%	2/15/2028	4,252	4,193
	American Honda Finance Corp.	4.550%	3/3/2028	7,834	7,909
[2]	American Honda Finance Corp.	2.000%	3/24/2028	13,915	13,193
[2]	American Honda Finance Corp.	5.125%	7/7/2028	9,534	9,784
	American Honda Finance Corp.	5.650%	11/15/2028	19,137	19,962
	American Honda Finance Corp.	4.900%	3/13/2029	10,594	10,824
[2]	American Honda Finance Corp.	4.400%	9/5/2029	17,339	17,427
	American Honda Finance Corp.	4.800%	3/5/2030	18,222	18,574
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/2029	2,730	2,719
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/2029	7,350	7,380
	AutoNation Inc.	3.800%	11/15/2027	1,908	1,882
	AutoNation Inc.	4.750%	6/1/2030	11,075	11,117
	AutoZone Inc.	3.750%	6/1/2027	19,597	19,458
	AutoZone Inc.	4.500%	2/1/2028	8,766	8,855
	AutoZone Inc.	6.250%	11/1/2028	9,846	10,450
	AutoZone Inc.	3.750%	4/18/2029	10,326	10,156
	AutoZone Inc.	5.100%	7/15/2029	12,920	13,301
	AutoZone Inc.	4.000%	4/15/2030	2,131	2,101
	AutoZone Inc.	5.125%	6/15/2030	10,308	10,639
	Best Buy Co. Inc.	4.450%	10/1/2028	11,946	12,032
	Block Financial LLC	2.500%	7/15/2028	9,324	8,835
	Block Financial LLC	3.875%	8/15/2030	11,969	11,494
	BorgWarner Inc.	2.650%	7/1/2027	15,498	15,087

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
BorgWarner Inc.	4.950%	8/15/2029	3,459	3,530
Brunswick Corp.	5.850%	3/18/2029	8,734	9,049
Choice Hotels International Inc.	3.700%	12/1/2029	7,033	6,717
Darden Restaurants Inc.	3.850%	5/1/2027	8,190	8,134
Darden Restaurants Inc.	4.350%	10/15/2027	4,745	4,765
Darden Restaurants Inc.	4.550%	10/15/2029	4,500	4,510
DR Horton Inc.	1.300%	10/15/2026	7,742	7,505
eBay Inc.	3.600%	6/5/2027	17,160	17,023
eBay Inc.	5.950%	11/22/2027	3,911	4,059
eBay Inc.	2.700%	3/11/2030	17,750	16,600
Ford Motor Co.	4.346%	12/8/2026	9,419	9,370
Ford Motor Co.	9.625%	4/22/2030	3,009	3,503
Ford Motor Credit Co. LLC	5.125%	11/5/2026	29,783	29,835
Ford Motor Credit Co. LLC	4.271%	1/9/2027	32,809	32,495
Ford Motor Credit Co. LLC	5.800%	3/5/2027	3,467	3,495
Ford Motor Credit Co. LLC	5.850%	5/17/2027	21,461	21,687
Ford Motor Credit Co. LLC	4.950%	5/28/2027	34,655	34,564
Ford Motor Credit Co. LLC	4.125%	8/17/2027	23,968	23,518
Ford Motor Credit Co. LLC	3.815%	11/2/2027	19,213	18,702
Ford Motor Credit Co. LLC	7.350%	11/4/2027	15,703	16,349
Ford Motor Credit Co. LLC	2.900%	2/16/2028	17,791	16,865
Ford Motor Credit Co. LLC	6.800%	5/12/2028	29,890	31,028
Ford Motor Credit Co. LLC	6.798%	11/7/2028	27,552	28,683
Ford Motor Credit Co. LLC	2.900%	2/10/2029	3,766	3,470
Ford Motor Credit Co. LLC	5.800%	3/8/2029	17,731	17,929
Ford Motor Credit Co. LLC	5.113%	5/3/2029	31,819	31,377
Ford Motor Credit Co. LLC	5.303%	9/6/2029	25,607	25,418
Ford Motor Credit Co. LLC	5.875%	11/7/2029	36,772	37,188
Ford Motor Credit Co. LLC	7.200%	6/10/2030	7,955	8,450
Fortune Brands Innovations Inc.	3.250%	9/15/2029	12,465	11,923
General Motors Co.	4.200%	10/1/2027	11,729	11,694
General Motors Co.	6.800%	10/1/2027	22,162	23,127
General Motors Co.	5.350%	4/15/2028	2,386	2,440
General Motors Co.	5.000%	10/1/2028	5,369	5,456
General Motors Co.	5.400%	10/15/2029	12,550	12,939
General Motors Co.	5.625%	4/15/2030	19,450	20,096
General Motors Financial Co. Inc.	4.000%	10/6/2026	13,526	13,461
General Motors Financial Co. Inc.	4.350%	1/17/2027	32,485	32,457
General Motors Financial Co. Inc.	2.350%	2/26/2027	12,116	11,771
General Motors Financial Co. Inc.	5.000%	4/9/2027	32,894	33,181
General Motors Financial Co. Inc.	5.400%	5/8/2027	33,600	34,161
General Motors Financial Co. Inc.	5.000%	7/15/2027	12,715	12,855
General Motors Financial Co. Inc.	5.350%	7/15/2027	18,080	18,409
General Motors Financial Co. Inc.	2.700%	8/20/2027	22,679	22,020
General Motors Financial Co. Inc.	6.000%	1/9/2028	600	622
General Motors Financial Co. Inc.	5.050%	4/4/2028	17,703	17,987
General Motors Financial Co. Inc.	2.400%	4/10/2028	28,318	26,971
General Motors Financial Co. Inc.	5.800%	6/23/2028	31,549	32,658
General Motors Financial Co. Inc.	2.400%	10/15/2028	655	618
General Motors Financial Co. Inc.	5.800%	1/7/2029	24,255	25,176
General Motors Financial Co. Inc.	5.650%	1/17/2029	977	1,007
General Motors Financial Co. Inc.	4.300%	4/6/2029	4,950	4,898
General Motors Financial Co. Inc.	5.550%	7/15/2029	35,203	36,286
General Motors Financial Co. Inc.	4.900%	10/6/2029	31,498	31,746
General Motors Financial Co. Inc.	5.350%	1/7/2030	28,323	28,979
General Motors Financial Co. Inc.	5.850%	4/6/2030	5,396	5,638
General Motors Financial Co. Inc.	3.600%	6/21/2030	8,492	8,064
General Motors Financial Co. Inc.	5.450%	7/15/2030	18,600	19,106
Genuine Parts Co.	4.950%	8/15/2029	10,183	10,388
GXO Logistics Inc.	6.250%	5/6/2029	8,756	9,181
Hasbro Inc.	3.900%	11/19/2029	8,109	7,898
Home Depot Inc.	2.125%	9/15/2026	18,316	17,972
Home Depot Inc.	4.950%	9/30/2026	225	227
Home Depot Inc.	2.500%	4/15/2027	22,974	22,471
Home Depot Inc.	2.875%	4/15/2027	20,563	20,227
Home Depot Inc.	2.800%	9/14/2027	24,789	24,254
Home Depot Inc.	3.900%	12/6/2028	18,285	18,318
Home Depot Inc.	4.900%	4/15/2029	20,218	20,827
Home Depot Inc.	2.950%	6/15/2029	24,722	23,835
Home Depot Inc.	4.750%	6/25/2029	29,681	30,397

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	2.700%	4/15/2030	31,713	29,827
	Honda Motor Co. Ltd.	2.534%	3/10/2027	19,362	18,901
	Honda Motor Co. Ltd.	4.436%	7/8/2028	25,714	25,860
	Honda Motor Co. Ltd.	4.688%	7/8/2030	21,417	21,618
	Hyatt Hotels Corp.	5.750%	1/30/2027	18,108	18,436
	Hyatt Hotels Corp.	5.050%	3/30/2028	3,526	3,583
	Hyatt Hotels Corp.	4.375%	9/15/2028	945	946
	Hyatt Hotels Corp.	5.250%	6/30/2029	6,530	6,702
	Hyatt Hotels Corp.	5.750%	4/23/2030	12,128	12,600
	JD.com Inc.	3.375%	1/14/2030	11,773	11,393
	Las Vegas Sands Corp.	5.900%	6/1/2027	12,069	12,311
	Las Vegas Sands Corp.	5.625%	6/15/2028	4,987	5,102
	Las Vegas Sands Corp.	3.900%	8/8/2029	10,601	10,227
	Las Vegas Sands Corp.	6.000%	6/14/2030	11,200	11,656
	Lear Corp.	4.250%	5/15/2029	13,425	13,328
	Lear Corp.	3.500%	5/30/2030	6,000	5,725
	Leggett & Platt Inc.	3.500%	11/15/2027	3,192	3,117
	Leggett & Platt Inc.	4.400%	3/15/2029	17,291	17,005
	Leland Stanford Junior University	1.289%	6/1/2027	7,258	6,942
	Lennar Corp.	5.000%	6/15/2027	5,429	5,471
	Lennar Corp.	4.750%	11/29/2027	3,074	3,098
	Lennar Corp.	5.200%	7/30/2030	14,110	14,569
	Lowe's Cos. Inc.	3.350%	4/1/2027	16,407	16,217
	Lowe's Cos. Inc.	3.100%	5/3/2027	33,784	33,237
	Lowe's Cos. Inc.	1.300%	4/15/2028	16,324	15,234
	Lowe's Cos. Inc.	1.700%	9/15/2028	19,164	17,860
	Lowe's Cos. Inc.	3.650%	4/5/2029	22,611	22,210
	Lowe's Cos. Inc.	4.500%	4/15/2030	15,861	16,073
	Magna International Inc.	5.050%	3/14/2029	7,160	7,331
	Magna International Inc.	2.450%	6/15/2030	1,368	1,259
	Marriott International Inc.	4.200%	7/15/2027	1,237	1,239
	Marriott International Inc.	5.000%	10/15/2027	9,566	9,722
[2]	Marriott International Inc.	4.000%	4/15/2028	9,609	9,571
	Marriott International Inc.	5.550%	10/15/2028	16,968	17,619
[2]	Marriott International Inc.	4.650%	12/1/2028	3,622	3,664
	Marriott International Inc.	4.900%	4/15/2029	17,166	17,497
	Marriott International Inc.	4.875%	5/15/2029	14,577	14,845
[2]	Marriott International Inc.	4.625%	6/15/2030	19,506	19,647
	Masco Corp.	3.500%	11/15/2027	3,164	3,117
	Masco Corp.	1.500%	2/15/2028	2,487	2,328
[2]	McDonald's Corp.	3.500%	3/1/2027	19,227	19,062
[2]	McDonald's Corp.	3.500%	7/1/2027	20,252	20,080
[2]	McDonald's Corp.	3.800%	4/1/2028	20,138	20,052
	McDonald's Corp.	4.800%	8/14/2028	10,736	10,975
[2]	McDonald's Corp.	5.000%	5/17/2029	12,417	12,794
[2]	McDonald's Corp.	2.625%	9/1/2029	10,311	9,763
[2]	McDonald's Corp.	2.125%	3/1/2030	7,507	6,873
	McDonald's Corp.	4.600%	5/15/2030	14,477	14,720
[2]	McDonald's Corp.	3.600%	7/1/2030	13,050	12,726
	MDC Holdings Inc.	3.850%	1/15/2030	7,604	7,308
	Meritage Homes Corp.	5.125%	6/6/2027	5,870	5,909
	Mohawk Industries Inc.	5.850%	9/18/2028	9,019	9,420
	Mohawk Industries Inc.	3.625%	5/15/2030	7,810	7,518
	NIKE Inc.	2.375%	11/1/2026	17,903	17,578
	NIKE Inc.	2.750%	3/27/2027	27,131	26,640
	NIKE Inc.	2.850%	3/27/2030	24,182	22,949
	NVR Inc.	3.000%	5/15/2030	18,670	17,628
	O'Reilly Automotive Inc.	5.750%	11/20/2026	2,291	2,330
	O'Reilly Automotive Inc.	3.600%	9/1/2027	21,569	21,358
	O'Reilly Automotive Inc.	3.900%	6/1/2029	17,458	17,289
	Owens Corning	5.500%	6/15/2027	11,890	12,151
	Owens Corning	3.950%	8/15/2029	5,390	5,323
	Owens Corning	3.500%	2/15/2030	4,300	4,155
	Owens Corning	3.875%	6/1/2030	6,100	5,953
	Polaris Inc.	6.950%	3/15/2029	12,047	12,759
	PVH Corp.	5.500%	6/13/2030	20,251	20,646
	Ralph Lauren Corp.	2.950%	6/15/2030	14,031	13,240
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	4,456	4,717
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	5,610	5,510
	Sands China Ltd.	2.300%	3/8/2027	4,106	3,970

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sands China Ltd.	5.400%	8/8/2028	26,455	26,965
	Sands China Ltd.	2.850%	3/8/2029	11,092	10,371
	Sands China Ltd.	4.375%	6/18/2030	9,000	8,778
	Snap-on Inc.	3.250%	3/1/2027	5,581	5,513
	Stanley Black & Decker Inc.	6.000%	3/6/2028	791	823
	Stanley Black & Decker Inc.	4.250%	11/15/2028	11,618	11,634
	Stanley Black & Decker Inc.	2.300%	3/15/2030	3,645	3,315
	Starbucks Corp.	4.850%	2/8/2027	20,690	20,907
	Starbucks Corp.	2.000%	3/12/2027	8,172	7,916
	Starbucks Corp.	3.500%	3/1/2028	11,496	11,354
	Starbucks Corp.	4.500%	5/15/2028	15,719	15,882
	Starbucks Corp.	3.550%	8/15/2029	13,058	12,811
	Starbucks Corp.	2.250%	3/12/2030	16,328	14,987
	Starbucks Corp.	4.800%	5/15/2030	12,721	12,981
[2]	Tapestry Inc.	4.125%	7/15/2027	10,314	10,269
	Tapestry Inc.	5.100%	3/11/2030	11,591	11,843
	TJX Cos. Inc.	2.250%	9/15/2026	4,772	4,690
	TJX Cos. Inc.	3.875%	4/15/2030	11,787	11,692
	Toll Brothers Finance Corp.	4.350%	2/15/2028	5,370	5,384
	Toyota Motor Corp.	4.186%	6/30/2027	10,768	10,805
	Toyota Motor Corp.	5.118%	7/13/2028	6,979	7,196
	Toyota Motor Corp.	2.760%	7/2/2029	6,553	6,253
	Toyota Motor Corp.	4.450%	6/30/2030	13,056	13,185
	Toyota Motor Credit Corp.	5.400%	11/20/2026	19,403	19,718
	Toyota Motor Credit Corp.	4.600%	1/8/2027	22,850	23,037
[2]	Toyota Motor Credit Corp.	3.200%	1/11/2027	25,992	25,728
[2]	Toyota Motor Credit Corp.	1.900%	1/13/2027	7,814	7,598
[2]	Toyota Motor Credit Corp.	5.000%	3/19/2027	28,478	28,889
[2]	Toyota Motor Credit Corp.	3.050%	3/22/2027	33,983	33,497
	Toyota Motor Credit Corp.	4.500%	5/14/2027	14,534	14,657
[2]	Toyota Motor Credit Corp.	1.150%	8/13/2027	12,447	11,800
[2]	Toyota Motor Credit Corp.	4.550%	9/20/2027	30,877	31,215
[2]	Toyota Motor Credit Corp.	4.350%	10/8/2027	12,693	12,785
	Toyota Motor Credit Corp.	5.450%	11/10/2027	14,864	15,312
[2]	Toyota Motor Credit Corp.	3.050%	1/11/2028	5,643	5,527
	Toyota Motor Credit Corp.	4.625%	1/12/2028	4,021	4,080
[2]	Toyota Motor Credit Corp.	1.900%	4/6/2028	16,646	15,826
[2]	Toyota Motor Credit Corp.	4.650%	1/5/2029	4,686	4,770
	Toyota Motor Credit Corp.	3.650%	1/8/2029	9,725	9,610
	Toyota Motor Credit Corp.	5.050%	5/16/2029	2,022	2,087
[2]	Toyota Motor Credit Corp.	4.450%	6/29/2029	16,422	16,622
	Toyota Motor Credit Corp.	4.550%	8/9/2029	17,914	18,185
	Toyota Motor Credit Corp.	4.950%	1/9/2030	16,113	16,603
[2]	Toyota Motor Credit Corp.	3.375%	4/1/2030	17,066	16,498
	Toyota Motor Credit Corp.	4.800%	5/15/2030	20,344	20,816
[2]	Toyota Motor Credit Corp.	4.550%	5/17/2030	11,693	11,854
	Trustees of Dartmouth College	4.273%	6/1/2030	4,500	4,537
					3,320,900
Consumer Staples (5.7%)
	Altria Group Inc.	2.625%	9/16/2026	5,774	5,677
	Altria Group Inc.	4.875%	2/4/2028	10,232	10,386
	Altria Group Inc.	6.200%	11/1/2028	12,036	12,717
	Altria Group Inc.	4.800%	2/14/2029	34,323	34,845
	Altria Group Inc.	4.500%	8/6/2030	5,981	5,979
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	72,437	74,033
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	27,811	27,063
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	5,790	5,568
	Avery Dennison Corp.	4.875%	12/6/2028	12,683	12,910
	Avery Dennison Corp.	2.650%	4/30/2030	7,071	6,568
	BAT Capital Corp.	3.215%	9/6/2026	10,911	10,785
	BAT Capital Corp.	3.557%	8/15/2027	51,366	50,686
	BAT Capital Corp.	2.259%	3/25/2028	34,626	32,976
	BAT Capital Corp.	3.462%	9/6/2029	15,855	15,350
	BAT Capital Corp.	4.906%	4/2/2030	15,600	15,880
	BAT Capital Corp.	6.343%	8/2/2030	21,228	22,909
	BAT International Finance plc	4.448%	3/16/2028	28,576	28,685
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	25,999	25,879
	Campbell's Co.	5.200%	3/19/2027	11,876	12,053
	Campbell's Co.	4.150%	3/15/2028	9,993	9,990

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Campbell's Co.	5.200%	3/21/2029	20,170	20,710
	Church & Dwight Co. Inc.	3.150%	8/1/2027	1,205	1,186
	Clorox Co.	3.100%	10/1/2027	8,682	8,516
	Clorox Co.	4.400%	5/1/2029	21,117	21,268
	Clorox Co.	1.800%	5/15/2030	3,506	3,137
	Coca-Cola Co.	3.375%	3/25/2027	17,059	16,940
	Coca-Cola Co.	2.900%	5/25/2027	1,570	1,546
	Coca-Cola Co.	1.450%	6/1/2027	36,866	35,424
	Coca-Cola Co.	1.000%	3/15/2028	15,933	14,888
	Coca-Cola Co.	2.125%	9/6/2029	18,843	17,603
	Coca-Cola Co.	1.650%	6/1/2030	27,075	24,295
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	14,337	14,800
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	19,915	18,732
	Colgate-Palmolive Co.	3.100%	8/15/2027	11,742	11,611
	Colgate-Palmolive Co.	4.600%	3/1/2028	7,914	8,060
	Colgate-Palmolive Co.	4.200%	5/1/2030	12,124	12,240
	Conagra Brands Inc.	5.300%	10/1/2026	558	563
	Conagra Brands Inc.	1.375%	11/1/2027	18,111	16,988
	Conagra Brands Inc.	4.850%	11/1/2028	37,883	38,287
	Conagra Brands Inc.	5.000%	8/1/2030	10,310	10,404
[2]	Conopco Inc.	7.250%	12/15/2026	472	491
	Constellation Brands Inc.	3.700%	12/6/2026	16,332	16,218
	Constellation Brands Inc.	3.500%	5/9/2027	17,542	17,335
	Constellation Brands Inc.	4.350%	5/9/2027	9,786	9,809
	Constellation Brands Inc.	4.650%	11/15/2028	12,532	12,676
	Constellation Brands Inc.	4.800%	1/15/2029	5,713	5,797
	Constellation Brands Inc.	3.150%	8/1/2029	14,509	13,908
	Constellation Brands Inc.	2.875%	5/1/2030	5,227	4,890
	Constellation Brands Inc.	4.800%	5/1/2030	2,806	2,846
	Costco Wholesale Corp.	3.000%	5/18/2027	20,577	20,305
	Costco Wholesale Corp.	1.375%	6/20/2027	18,719	17,927
	Costco Wholesale Corp.	1.600%	4/20/2030	20,932	18,827
	Diageo Capital plc	5.375%	10/5/2026	3,996	4,045
	Diageo Capital plc	5.300%	10/24/2027	18,110	18,574
	Diageo Capital plc	2.375%	10/24/2029	19,127	17,900
	Diageo Investment Corp.	5.125%	8/15/2030	14,100	14,609
	Dollar General Corp.	4.625%	11/1/2027	15,403	15,517
	Dollar General Corp.	4.125%	5/1/2028	15,980	15,918
	Dollar General Corp.	5.200%	7/5/2028	12,287	12,593
	Dollar General Corp.	3.500%	4/3/2030	2,750	2,643
	Dollar Tree Inc.	4.200%	5/15/2028	19,094	19,048
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	11,337	11,179
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	9,212	9,275
	General Mills Inc.	4.700%	1/30/2027	15,734	15,835
	General Mills Inc.	3.200%	2/10/2027	17,368	17,135
	General Mills Inc.	4.200%	4/17/2028	30,285	30,325
	General Mills Inc.	5.500%	10/17/2028	10,271	10,667
	General Mills Inc.	4.875%	1/30/2030	11,324	11,576
	General Mills Inc.	2.875%	4/15/2030	2,411	2,264
	Haleon US Capital LLC	3.375%	3/24/2027	42,868	42,372
	Haleon US Capital LLC	3.375%	3/24/2029	22,060	21,528
	Hershey Co.	4.550%	2/24/2028	5,953	6,045
	Hershey Co.	4.250%	5/4/2028	7,901	7,976
	Hershey Co.	4.750%	2/24/2030	14,438	14,794
	Hershey Co.	1.700%	6/1/2030	6,375	5,707
	Hormel Foods Corp.	4.800%	3/30/2027	9,157	9,252
	Hormel Foods Corp.	1.700%	6/3/2028	6,125	5,760
	Hormel Foods Corp.	1.800%	6/11/2030	17,045	15,283
	Ingredion Inc.	3.200%	10/1/2026	386	382
	Ingredion Inc.	2.900%	6/1/2030	8,850	8,278
	J M Smucker Co.	3.375%	12/15/2027	8,486	8,363
	J M Smucker Co.	5.900%	11/15/2028	14,489	15,219
	J M Smucker Co.	2.375%	3/15/2030	1,376	1,266
	Kellanova	3.400%	11/15/2027	3,616	3,566
	Kellanova	4.300%	5/15/2028	16,858	16,968
	Kellanova	2.100%	6/1/2030	7,350	6,663
	Kenvue Inc.	5.050%	3/22/2028	32,925	33,759
	Kenvue Inc.	5.000%	3/22/2030	10,350	10,697
	Keurig Dr Pepper Inc.	2.550%	9/15/2026	5,054	4,969
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	17,415	17,581

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	4.597%	5/25/2028	21,512	21,608
Keurig Dr Pepper Inc.	5.050%	3/15/2029	23,922	24,369
Keurig Dr Pepper Inc.	3.950%	4/15/2029	20,811	20,473
Keurig Dr Pepper Inc.	3.200%	5/1/2030	8,158	7,685
Keurig Dr Pepper Inc.	4.600%	5/15/2030	7,132	7,135
Kimberly-Clark Corp.	3.950%	11/1/2028	2,951	2,956
Kimberly-Clark Corp.	3.200%	4/25/2029	5,317	5,184
Kimberly-Clark Corp.	3.100%	3/26/2030	14,200	13,615
Kraft Heinz Foods Co.	3.875%	5/15/2027	32,215	32,005
Kraft Heinz Foods Co.	3.750%	4/1/2030	11,303	10,970
Kroger Co.	2.650%	10/15/2026	23,273	22,884
Kroger Co.	3.700%	8/1/2027	11,255	11,173
Kroger Co.	4.500%	1/15/2029	12,625	12,774
Kroger Co.	2.200%	5/1/2030	4,725	4,317
Kroger Co.	1.700%	1/15/2031	5,000	4,352
McCormick & Co. Inc.	3.400%	8/15/2027	12,863	12,706
Mondelez International Inc.	2.625%	3/17/2027	18,411	17,995
Mondelez International Inc.	4.250%	5/6/2028	12,797	12,844
Mondelez International Inc.	4.750%	2/20/2029	6,180	6,321
Mondelez International Inc.	2.750%	4/13/2030	11,798	11,047
Mondelez International Inc.	4.500%	5/6/2030	10,924	10,992
PepsiCo Inc.	2.375%	10/6/2026	15,637	15,373
PepsiCo Inc.	5.125%	11/10/2026	3,350	3,392
PepsiCo Inc.	4.400%	2/7/2027	6,093	6,137
PepsiCo Inc.	2.625%	3/19/2027	15,112	14,819
PepsiCo Inc.	3.000%	10/15/2027	24,106	23,701
PepsiCo Inc.	4.450%	2/7/2028	8,818	8,936
PepsiCo Inc.	3.600%	2/18/2028	10,748	10,690
PepsiCo Inc.	4.450%	5/15/2028	12,608	12,801
PepsiCo Inc.	4.100%	1/15/2029	21,670	21,722
PepsiCo Inc.	7.000%	3/1/2029	8,238	9,043
PepsiCo Inc.	2.625%	7/29/2029	17,041	16,200
PepsiCo Inc.	2.750%	3/19/2030	26,835	25,328
PepsiCo Inc.	1.625%	5/1/2030	16,404	14,700
PepsiCo Inc.	4.300%	7/23/2030	14,047	14,128
Philip Morris International Inc.	4.750%	2/12/2027	23,846	24,058
Philip Morris International Inc.	3.125%	8/17/2027	2,770	2,720
Philip Morris International Inc.	4.375%	11/1/2027	17,392	17,504
Philip Morris International Inc.	5.125%	11/17/2027	27,059	27,625
Philip Morris International Inc.	4.875%	2/15/2028	36,001	36,648
Philip Morris International Inc.	4.125%	4/28/2028	16,271	16,296
Philip Morris International Inc.	4.875%	2/13/2029	26,886	27,450
Philip Morris International Inc.	3.375%	8/15/2029	7,026	6,819
Philip Morris International Inc.	4.625%	11/1/2029	16,415	16,674
Philip Morris International Inc.	5.625%	11/17/2029	28,664	30,156
Philip Morris International Inc.	5.125%	2/15/2030	28,179	29,144
Philip Morris International Inc.	4.375%	4/30/2030	13,979	14,047
Philip Morris International Inc.	2.100%	5/1/2030	6,766	6,153
Philip Morris International Inc.	1.750%	11/1/2030	6,920	6,104
Procter & Gamble Co.	2.450%	11/3/2026	24,164	23,766
Procter & Gamble Co.	1.900%	2/1/2027	4,499	4,381
Procter & Gamble Co.	2.850%	8/11/2027	16,296	16,018
Procter & Gamble Co.	3.950%	1/26/2028	17,060	17,159
Procter & Gamble Co.	4.350%	1/29/2029	22,511	22,845
Procter & Gamble Co.	3.000%	3/25/2030	22,950	22,031
Procter & Gamble Co.	4.050%	5/1/2030	19,165	19,259
Sysco Corp.	3.250%	7/15/2027	8,898	8,775
Sysco Corp.	5.750%	1/17/2029	17,089	17,902
Sysco Corp.	2.400%	2/15/2030	3,270	3,022
Sysco Corp.	5.100%	9/23/2030	11,500	11,847
Target Corp.	1.950%	1/15/2027	26,012	25,335
Target Corp.	4.350%	6/15/2028	10,256	10,359
Target Corp.	3.375%	4/15/2029	24,254	23,747
Target Corp.	2.350%	2/15/2030	452	420
Tyson Foods Inc.	3.550%	6/2/2027	6,276	6,208
Tyson Foods Inc.	4.350%	3/1/2029	29,595	29,619
Tyson Foods Inc.	5.400%	3/15/2029	16,058	16,640
Unilever Capital Corp.	2.900%	5/5/2027	16,938	16,685
Unilever Capital Corp.	4.250%	8/12/2027	4,668	4,699
Unilever Capital Corp.	3.500%	3/22/2028	17,596	17,437

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	4.875%	9/8/2028	23,919	24,567
	Unilever Capital Corp.	2.125%	9/6/2029	16,035	14,912
	Walmart Inc.	1.050%	9/17/2026	24,029	23,331
	Walmart Inc.	4.100%	4/28/2027	14,517	14,583
	Walmart Inc.	3.950%	9/9/2027	21,363	21,429
	Walmart Inc.	3.900%	4/15/2028	17,043	17,098
	Walmart Inc.	3.700%	6/26/2028	35,802	35,757
	Walmart Inc.	1.500%	9/22/2028	23,884	22,326
	Walmart Inc.	3.250%	7/8/2029	5,538	5,417
	Walmart Inc.	2.375%	9/24/2029	2,077	1,960
	Walmart Inc.	4.000%	4/15/2030	7,208	7,253
	Walmart Inc.	4.350%	4/28/2030	23,651	23,991
					2,607,248
Energy (5.6%)
[3]	APA Corp.	4.250%	1/15/2030	9,120	8,822
	Baker Hughes Holdings LLC	3.337%	12/15/2027	23,248	22,880
	Boardwalk Pipelines LP	4.450%	7/15/2027	6,970	6,982
	Boardwalk Pipelines LP	4.800%	5/3/2029	7,489	7,596
[2]	BP Capital Markets America Inc.	3.017%	1/16/2027	16,371	16,166
	BP Capital Markets America Inc.	3.543%	4/6/2027	10,972	10,894
[2]	BP Capital Markets America Inc.	3.588%	4/14/2027	14,900	14,805
	BP Capital Markets America Inc.	5.017%	11/17/2027	29,484	30,090
	BP Capital Markets America Inc.	3.937%	9/21/2028	20,228	20,170
	BP Capital Markets America Inc.	4.234%	11/6/2028	31,676	31,825
	BP Capital Markets America Inc.	4.699%	4/10/2029	17,493	17,830
	BP Capital Markets America Inc.	4.970%	10/17/2029	15,245	15,709
	BP Capital Markets America Inc.	4.868%	11/25/2029	19,250	19,784
	BP Capital Markets America Inc.	3.633%	4/6/2030	31,929	31,233
	BP Capital Markets plc	3.279%	9/19/2027	15,107	14,888
	BP Capital Markets plc	3.723%	11/28/2028	19,095	18,890
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	28,402	28,191
[3]	Canadian Natural Resources Ltd.	5.000%	12/15/2029	9,774	9,956
	Cenovus Energy Inc.	4.250%	4/15/2027	9,311	9,305
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	21,882	22,113
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	24,145	23,459
	Cheniere Energy Inc.	4.625%	10/15/2028	22,663	22,640
	Cheniere Energy Partners LP	4.500%	10/1/2029	23,900	23,844
	Chevron Corp.	1.995%	5/11/2027	15,485	15,024
	Chevron Corp.	2.236%	5/11/2030	21,060	19,417
	Chevron USA Inc.	4.405%	2/26/2027	8,511	8,578
	Chevron USA Inc.	1.018%	8/12/2027	8,051	7,635
	Chevron USA Inc.	3.950%	8/13/2027	12,500	12,538
	Chevron USA Inc.	3.850%	1/15/2028	15,729	15,748
	Chevron USA Inc.	4.475%	2/26/2028	12,958	13,146
	Chevron USA Inc.	4.050%	8/13/2028	27,368	27,526
	Chevron USA Inc.	4.687%	4/15/2030	9,149	9,353
	Chevron USA Inc.	4.300%	10/15/2030	8,864	8,913
	ConocoPhillips Co.	6.950%	4/15/2029	3,986	4,363
	ConocoPhillips Co.	4.700%	1/15/2030	39,001	39,754
	Continental Resources Inc.	4.375%	1/15/2028	21,080	20,950
	Coterra Energy Inc.	3.900%	5/15/2027	18,054	17,937
	Coterra Energy Inc.	4.375%	3/15/2029	4,940	4,929
	DCP Midstream Operating LP	5.625%	7/15/2027	13,510	13,794
	DCP Midstream Operating LP	5.125%	5/15/2029	6,728	6,874
	Diamondback Energy Inc.	3.250%	12/1/2026	10,650	10,525
	Diamondback Energy Inc.	5.200%	4/18/2027	22,485	22,820
	Diamondback Energy Inc.	3.500%	12/1/2029	25,444	24,521
	Diamondback Energy Inc.	5.150%	1/30/2030	26,384	27,110
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	7,014	6,672
	Enbridge Inc.	1.600%	10/4/2026	11,891	11,555
	Enbridge Inc.	5.900%	11/15/2026	24,052	24,475
	Enbridge Inc.	4.250%	12/1/2026	21,918	21,913
	Enbridge Inc.	5.250%	4/5/2027	17,673	17,958
	Enbridge Inc.	3.700%	7/15/2027	5,602	5,552
	Enbridge Inc.	4.600%	6/20/2028	4,257	4,302
	Enbridge Inc.	6.000%	11/15/2028	4,360	4,594
	Enbridge Inc.	5.300%	4/5/2029	23,579	24,320
	Enbridge Inc.	3.125%	11/15/2029	19,637	18,705
	Enbridge Inc.	4.900%	6/20/2030	19,785	20,194

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	7.375%	3/15/2055	7,535	7,922
	Energy Transfer LP	6.050%	12/1/2026	5,656	5,766
	Energy Transfer LP	4.400%	3/15/2027	13,352	13,377
	Energy Transfer LP	4.200%	4/15/2027	21,257	21,232
[2]	Energy Transfer LP	5.500%	6/1/2027	23,311	23,717
	Energy Transfer LP	5.550%	2/15/2028	24,311	25,031
	Energy Transfer LP	4.950%	5/15/2028	18,537	18,837
	Energy Transfer LP	4.950%	6/15/2028	17,619	17,916
	Energy Transfer LP	6.100%	12/1/2028	10,953	11,533
	Energy Transfer LP	5.250%	4/15/2029	37,054	38,091
	Energy Transfer LP	5.250%	7/1/2029	24,107	24,842
	Energy Transfer LP	5.200%	4/1/2030	6,315	6,494
	Energy Transfer LP	3.750%	5/15/2030	15,921	15,420
	Enterprise Products Operating LLC	3.950%	2/15/2027	11,914	11,892
	Enterprise Products Operating LLC	4.150%	10/16/2028	21,072	21,157
	Enterprise Products Operating LLC	3.125%	7/31/2029	31,403	30,249
	Enterprise Products Operating LLC	2.800%	1/31/2030	26,255	24,776
[2]	Enterprise Products Operating LLC	5.250%	8/16/2077	2,232	2,213
[2]	Enterprise Products Operating LLC	5.375%	2/15/2078	10,272	10,159
	EOG Resources Inc.	4.400%	7/15/2028	9,167	9,256
	EOG Resources Inc.	4.375%	4/15/2030	10,967	11,031
	EQT Corp.	3.900%	10/1/2027	16,187	16,032
[3]	EQT Corp.	4.500%	1/15/2029	11,825	11,796
[3]	EQT Corp.	6.375%	4/1/2029	6,920	7,173
	EQT Corp.	7.000%	2/1/2030	6,313	6,867
[3]	EQT Corp.	7.500%	6/1/2030	18,605	20,488
	Expand Energy Corp.	5.375%	2/1/2029	13,057	13,093
	Expand Energy Corp.	5.375%	3/15/2030	17,300	17,489
	Exxon Mobil Corp.	3.294%	3/19/2027	7,400	7,350
	Exxon Mobil Corp.	2.440%	8/16/2029	11,710	11,127
	Exxon Mobil Corp.	3.482%	3/19/2030	39,698	38,831
	Halliburton Co.	2.920%	3/1/2030	15,955	15,004
	Helmerich & Payne Inc.	4.650%	12/1/2027	820	820
	Helmerich & Payne Inc.	4.850%	12/1/2029	3,795	3,781
	Hess Corp.	4.300%	4/1/2027	32,939	33,021
	HF Sinclair Corp.	5.000%	2/1/2028	11,181	11,196
	Kinder Morgan Inc.	1.750%	11/15/2026	9,767	9,485
	Kinder Morgan Inc.	4.300%	3/1/2028	29,269	29,379
	Kinder Morgan Inc.	5.000%	2/1/2029	24,492	25,020
	Kinder Morgan Inc.	5.100%	8/1/2029	8,834	9,074
	Kinder Morgan Inc.	5.150%	6/1/2030	17,115	17,613
	Marathon Petroleum Corp.	5.125%	12/15/2026	16,501	16,637
	Marathon Petroleum Corp.	3.800%	4/1/2028	10,614	10,507
	Marathon Petroleum Corp.	5.150%	3/1/2030	16,524	16,999
	MPLX LP	4.125%	3/1/2027	29,483	29,409
	MPLX LP	4.250%	12/1/2027	11,851	11,856
	MPLX LP	4.800%	2/15/2029	12,692	12,859
	NOV Inc.	3.600%	12/1/2029	8,875	8,574
	Occidental Petroleum Corp.	5.000%	8/1/2027	14,537	14,689
	Occidental Petroleum Corp.	6.375%	9/1/2028	463	483
	Occidental Petroleum Corp.	5.200%	8/1/2029	25,237	25,589
	Occidental Petroleum Corp.	8.875%	7/15/2030	8,426	9,695
	ONEOK Inc.	5.550%	11/1/2026	15,943	16,134
	ONEOK Inc.	4.000%	7/13/2027	14,947	14,891
	ONEOK Inc.	4.250%	9/24/2027	4,230	4,234
	ONEOK Inc.	5.650%	11/1/2028	14,558	15,122
	ONEOK Inc.	4.350%	3/15/2029	17,823	17,787
	ONEOK Inc.	5.375%	6/1/2029	24,290	25,000
	ONEOK Inc.	4.400%	10/15/2029	25,053	25,034
	ONEOK Inc.	3.250%	6/1/2030	10,423	9,855
	Ovintiv Inc.	5.650%	5/15/2028	16,506	16,988
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	3,579	3,492
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	6,199	6,180
	Phillips 66	3.900%	3/15/2028	13,195	13,120
	Phillips 66 Co.	3.550%	10/1/2026	7,421	7,362
	Phillips 66 Co.	4.950%	12/1/2027	18,286	18,573
	Phillips 66 Co.	3.750%	3/1/2028	6,058	6,008
	Plains All American Pipeline LP	4.500%	12/15/2026	14,412	14,423
	Plains All American Pipeline LP	3.550%	12/15/2029	20,499	19,762
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	35,764	35,969

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	17,529	17,523
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	49,751	49,906
	Schlumberger Investment SA	2.650%	6/26/2030	5,583	5,191
[2]	Shell Finance US Inc.	2.375%	11/7/2029	31,313	29,296
[2]	Shell Finance US Inc.	2.750%	4/6/2030	22,515	21,266
	Shell International Finance BV	3.875%	11/13/2028	24,318	24,284
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	11,495	11,597
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	14,410	14,597
	Spectra Energy Partners LP	3.375%	10/15/2026	11,836	11,712
	Targa Resources Corp.	5.200%	7/1/2027	1,322	1,343
	Targa Resources Corp.	6.150%	3/1/2029	20,690	21,843
	Targa Resources Partners LP	6.875%	1/15/2029	1,200	1,223
	Targa Resources Partners LP	5.500%	3/1/2030	15,790	16,100
	TC PipeLines LP	3.900%	5/25/2027	7,714	7,665
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/2027	788	818
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	6,002	6,460
	TotalEnergies Capital International SA	3.455%	2/19/2029	33,365	32,850
	TotalEnergies Capital International SA	2.829%	1/10/2030	25,557	24,425
	TotalEnergies Capital SA	3.883%	10/11/2028	18,522	18,502
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	37,340	37,371
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	14,830	14,606
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	10,791	10,968
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	5,743	5,466
	Valero Energy Corp.	2.150%	9/15/2027	11,398	10,938
	Valero Energy Corp.	4.000%	4/1/2029	11,996	11,860
	Valero Energy Corp.	5.150%	2/15/2030	5,511	5,676
	Valero Energy Partners LP	4.500%	3/15/2028	8,677	8,731
	Viper Energy Partners LLC	4.900%	8/1/2030	3,500	3,526
	Western Midstream Operating LP	4.500%	3/1/2028	2,756	2,753
	Western Midstream Operating LP	4.750%	8/15/2028	5,648	5,678
	Western Midstream Operating LP	6.350%	1/15/2029	12,527	13,176
	Western Midstream Operating LP	4.050%	2/1/2030	16,449	15,982
	Williams Cos. Inc.	3.750%	6/15/2027	26,532	26,314
	Williams Cos. Inc.	5.300%	8/15/2028	1,555	1,605
	Williams Cos. Inc.	4.900%	3/15/2029	25,515	25,998
	Williams Cos. Inc.	4.625%	6/30/2030	25,270	25,406
	Woodside Finance Ltd.	4.900%	5/19/2028	8,595	8,706
	Woodside Finance Ltd.	5.400%	5/19/2030	20,820	21,392
					2,575,301
Financials (38.6%)
	ACE Capital Trust II	9.700%	4/1/2030	4,500	5,420
[2]	Aegon Ltd.	5.500%	4/11/2048	12,919	13,026
	AerCap Ireland Capital DAC	2.450%	10/29/2026	48,306	47,306
	AerCap Ireland Capital DAC	6.100%	1/15/2027	4,465	4,562
	AerCap Ireland Capital DAC	6.450%	4/15/2027	27,473	28,361
	AerCap Ireland Capital DAC	3.650%	7/21/2027	28,640	28,360
	AerCap Ireland Capital DAC	3.875%	1/23/2028	16,943	16,808
	AerCap Ireland Capital DAC	4.875%	4/1/2028	8,304	8,430
	AerCap Ireland Capital DAC	5.750%	6/6/2028	3,534	3,665
	AerCap Ireland Capital DAC	3.000%	10/29/2028	74,166	71,338
	AerCap Ireland Capital DAC	5.100%	1/19/2029	15,848	16,220
	AerCap Ireland Capital DAC	4.625%	9/10/2029	19,582	19,748
	AerCap Ireland Capital DAC	6.950%	3/10/2055	11,790	12,339
	Affiliated Managers Group Inc.	3.300%	6/15/2030	5,000	4,752
	Aflac Inc.	3.600%	4/1/2030	16,407	16,042
	Air Lease Corp.	2.200%	1/15/2027	14,764	14,369
	Air Lease Corp.	3.625%	4/1/2027	9,296	9,221
	Air Lease Corp.	3.625%	12/1/2027	9,887	9,765
	Air Lease Corp.	5.850%	12/15/2027	7,515	7,781
	Air Lease Corp.	5.300%	2/1/2028	17,796	18,218
	Air Lease Corp.	2.100%	9/1/2028	12,860	12,089
	Air Lease Corp.	4.625%	10/1/2028	386	390
	Air Lease Corp.	5.100%	3/1/2029	8,936	9,178
	Air Lease Corp.	3.250%	10/1/2029	14,217	13,615
[2]	Air Lease Corp.	3.000%	2/1/2030	10,060	9,496
	Alleghany Corp.	3.625%	5/15/2030	14,975	14,606
	Allstate Corp.	3.280%	12/15/2026	9,800	9,688
	Allstate Corp.	5.050%	6/24/2029	11,580	11,924
	Ally Financial Inc.	7.100%	11/15/2027	10,208	10,764

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ally Financial Inc.	2.200%	11/2/2028	11,839	11,045
	Ally Financial Inc.	5.737%	5/15/2029	14,710	15,092
	Ally Financial Inc.	6.992%	6/13/2029	13,439	14,220
	Ally Financial Inc.	6.848%	1/3/2030	18,323	19,451
	American Express Co.	1.650%	11/4/2026	4,185	4,068
	American Express Co.	2.550%	3/4/2027	46,070	45,048
	American Express Co.	3.300%	5/3/2027	43,393	42,885
	American Express Co.	5.850%	11/5/2027	14,879	15,437
	American Express Co.	5.098%	2/16/2028	29,761	30,115
	American Express Co.	5.043%	7/26/2028	20,514	20,843
	American Express Co.	4.731%	4/25/2029	17,885	18,160
	American Express Co.	4.050%	5/3/2029	31,117	31,196
	American Express Co.	4.351%	7/20/2029	25,031	25,154
	American Express Co.	5.282%	7/27/2029	23,051	23,770
	American Express Co.	5.532%	4/25/2030	18,276	19,075
	American Express Co.	5.085%	1/30/2031	28,752	29,614
	American Express Co.	5.016%	4/25/2031	38,645	39,692
[2]	American Express Credit Corp.	3.300%	5/3/2027	2,629	2,601
	American Financial Group Inc.	5.250%	4/2/2030	4,500	4,676
	American International Group Inc.	4.850%	5/7/2030	5,303	5,425
	American International Group Inc.	3.400%	6/30/2030	4,900	4,714
	American National Group Inc.	5.750%	10/1/2029	20,541	21,228
	Ameriprise Financial Inc.	2.875%	9/15/2026	11,224	11,080
	Ameriprise Financial Inc.	5.700%	12/15/2028	12,883	13,496
	Aon Corp.	2.850%	5/28/2027	13,736	13,456
	Aon Corp.	3.750%	5/2/2029	24,916	24,541
	Aon Corp.	2.800%	5/15/2030	8,760	8,215
	Aon North America Inc.	5.125%	3/1/2027	14,163	14,360
	Aon North America Inc.	5.150%	3/1/2029	26,589	27,366
	Apollo Debt Solutions BDC	6.900%	4/13/2029	17,072	17,951
[3]	Apollo Debt Solutions BDC	5.875%	8/30/2030	7,000	7,104
	Arch Capital Finance LLC	4.011%	12/15/2026	3,388	3,380
	Ares Capital Corp.	2.875%	6/15/2027	3,150	3,070
	Ares Capital Corp.	5.950%	7/15/2029	13,521	13,975
	Ares Capital Corp.	5.500%	9/1/2030	11,050	11,193
	Ares Management Corp.	6.375%	11/10/2028	3,526	3,740
	Ares Strategic Income Fund	5.700%	3/15/2028	12,115	12,284
[3]	Ares Strategic Income Fund	5.450%	9/9/2028	10,696	10,768
	Ares Strategic Income Fund	6.350%	8/15/2029	11,145	11,530
	Ares Strategic Income Fund	5.600%	2/15/2030	11,956	12,100
[3]	Ares Strategic Income Fund	5.800%	9/9/2030	8,250	8,378
	Arthur J Gallagher & Co.	4.600%	12/15/2027	9,020	9,103
	Arthur J Gallagher & Co.	4.850%	12/15/2029	11,269	11,483
	Associated Banc-Corp.	6.455%	8/29/2030	2,993	3,110
	Assurant Inc.	4.900%	3/27/2028	3,196	3,240
	Assurant Inc.	3.700%	2/22/2030	4,269	4,134
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	8,756	9,215
[3]	Athene Global Funding	5.583%	1/9/2029	385	398
	Athene Holding Ltd.	4.125%	1/12/2028	31,194	31,115
	Athene Holding Ltd.	6.150%	4/3/2030	6,202	6,615
[2]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	18,844	18,945
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	5,839	5,899
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	14,464	14,717
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	20,594	21,048
[2]	AXIS Specialty Finance LLC	4.900%	1/15/2040	5,440	5,270
	Bain Capital Specialty Finance Inc.	2.550%	10/13/2026	4,938	4,813
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	5,939	5,962
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	18,791	19,442
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	31,461	32,565
	Banco Santander SA	5.179%	11/19/2025	8,456	8,465
	Banco Santander SA	4.250%	4/11/2027	28,048	28,061
	Banco Santander SA	5.294%	8/18/2027	43,046	43,830
	Banco Santander SA	1.722%	9/14/2027	36,696	35,687
	Banco Santander SA	6.527%	11/7/2027	8,895	9,113
	Banco Santander SA	5.552%	3/14/2028	315	321
	Banco Santander SA	4.175%	3/24/2028	33,291	33,230
	Banco Santander SA	4.379%	4/12/2028	9,770	9,810
[2]	Banco Santander SA	5.365%	7/15/2028	15,991	16,314
	Banco Santander SA	5.588%	8/8/2028	27,011	28,091
	Banco Santander SA	6.607%	11/7/2028	13,695	14,657

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	3.306%	6/27/2029	29,099	28,106
	Banco Santander SA	5.565%	1/17/2030	27,203	28,396
	Banco Santander SA	5.538%	3/14/2030	16,049	16,648
	Banco Santander SA	3.490%	5/28/2030	12,919	12,422
	Bank of America Corp.	6.220%	9/15/2026	1,945	1,982
[2]	Bank of America Corp.	4.250%	10/22/2026	32,949	32,947
	Bank of America Corp.	5.933%	9/15/2027	15,500	15,749
[2]	Bank of America Corp.	3.248%	10/21/2027	33,262	32,763
[2]	Bank of America Corp.	4.183%	11/25/2027	42,804	42,775
[2]	Bank of America Corp.	3.824%	1/20/2028	37,084	36,863
[2]	Bank of America Corp.	2.551%	2/4/2028	22,745	22,208
[2]	Bank of America Corp.	3.705%	4/24/2028	27,647	27,419
	Bank of America Corp.	4.376%	4/27/2028	49,202	49,311
[2]	Bank of America Corp.	3.593%	7/21/2028	49,197	48,657
[2]	Bank of America Corp.	4.948%	7/22/2028	64,578	65,442
	Bank of America Corp.	6.204%	11/10/2028	27,991	29,161
[2]	Bank of America Corp.	3.419%	12/20/2028	104,430	102,582
	Bank of America Corp.	4.979%	1/24/2029	10,943	11,134
[2]	Bank of America Corp.	3.970%	3/5/2029	54,471	54,137
	Bank of America Corp.	5.202%	4/25/2029	69,401	71,145
[2]	Bank of America Corp.	2.087%	6/14/2029	55,061	52,016
[2]	Bank of America Corp.	4.271%	7/23/2029	56,469	56,610
	Bank of America Corp.	5.819%	9/15/2029	47,458	49,603
[2]	Bank of America Corp.	3.974%	2/7/2030	62,884	62,355
[2]	Bank of America Corp.	2.884%	10/22/2030	46,212	43,698
	Bank of America Corp.	5.162%	1/24/2031	43,205	44,596
[2]	Bank of America Corp.	2.496%	2/13/2031	73,886	68,209
[2]	Bank of America Corp.	2.592%	4/29/2031	33,026	30,544
[2]	Bank of America Corp.	1.922%	10/24/2031	33,808	29,851
[2]	Bank of Montreal	1.250%	9/15/2026	7,749	7,524
	Bank of Montreal	5.266%	12/11/2026	34,253	34,720
[2]	Bank of Montreal	2.650%	3/8/2027	37,072	36,347
	Bank of Montreal	4.567%	9/10/2027	10,243	10,272
[2]	Bank of Montreal	4.700%	9/14/2027	24,723	25,013
	Bank of Montreal	5.203%	2/1/2028	24,152	24,776
	Bank of Montreal	5.717%	9/25/2028	29,114	30,441
	Bank of Montreal	4.640%	9/10/2030	12,367	12,530
[2]	Bank of Montreal	3.803%	12/15/2032	14,437	14,145
[2]	Bank of New York Mellon Corp.	1.050%	10/15/2026	4,389	4,248
[2]	Bank of New York Mellon Corp.	2.050%	1/26/2027	9,987	9,734
[2]	Bank of New York Mellon Corp.	3.250%	5/16/2027	9,607	9,503
[2]	Bank of New York Mellon Corp.	3.400%	1/29/2028	28,831	28,496
[2]	Bank of New York Mellon Corp.	3.442%	2/7/2028	34,092	33,804
	Bank of New York Mellon Corp.	4.441%	6/9/2028	17,072	17,173
[2]	Bank of New York Mellon Corp.	3.992%	6/13/2028	1,624	1,622
[2]	Bank of New York Mellon Corp.	1.650%	7/14/2028	5,827	5,492
	Bank of New York Mellon Corp.	4.890%	7/21/2028	18,650	18,935
[2]	Bank of New York Mellon Corp.	5.802%	10/25/2028	21,179	21,941
[2]	Bank of New York Mellon Corp.	3.000%	10/30/2028	15,571	15,069
[2]	Bank of New York Mellon Corp.	1.900%	1/25/2029	957	894
	Bank of New York Mellon Corp.	4.543%	2/1/2029	18,745	18,971
	Bank of New York Mellon Corp.	4.729%	4/20/2029	10,548	10,719
[2]	Bank of New York Mellon Corp.	3.300%	8/23/2029	2,672	2,587
[2]	Bank of New York Mellon Corp.	6.317%	10/25/2029	27,109	28,874
[2]	Bank of New York Mellon Corp.	4.975%	3/14/2030	23,613	24,264
	Bank of New York Mellon Corp.	4.942%	2/11/2031	36,269	37,254
	Bank of Nova Scotia	1.300%	9/15/2026	12,590	12,232
	Bank of Nova Scotia	1.950%	2/2/2027	6,124	5,958
	Bank of Nova Scotia	2.951%	3/11/2027	9,361	9,212
[2]	Bank of Nova Scotia	5.400%	6/4/2027	7,634	7,813
	Bank of Nova Scotia	4.404%	9/8/2028	18,374	18,459
	Bank of Nova Scotia	4.932%	2/14/2029	11,624	11,821
[2]	Bank of Nova Scotia	5.450%	8/1/2029	20,366	21,248
	Bank of Nova Scotia	5.130%	2/14/2031	31,140	32,020
	BankUnited Inc.	5.125%	6/11/2030	2,320	2,321
	Barclays plc	7.325%	11/2/2026	8,813	8,851
	Barclays plc	2.279%	11/24/2027	28,642	27,931
	Barclays plc	4.337%	1/10/2028	16,599	16,607
	Barclays plc	5.674%	3/12/2028	9,825	10,012
	Barclays plc	4.836%	5/9/2028	46,576	46,778

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.501%	8/9/2028	32,678	33,367
	Barclays plc	4.837%	9/10/2028	14,168	14,310
	Barclays plc	7.385%	11/2/2028	36,087	38,305
	Barclays plc	5.086%	2/25/2029	25,780	26,224
[2]	Barclays plc	4.972%	5/16/2029	17,051	17,304
	Barclays plc	6.490%	9/13/2029	33,241	35,220
	Barclays plc	4.476%	11/11/2029	10,350	10,369
	Barclays plc	5.690%	3/12/2030	40,702	42,338
[2]	Barclays plc	5.088%	6/20/2030	2,140	2,169
	Barclays plc	4.942%	9/10/2030	38,422	39,006
	Barclays plc	5.367%	2/25/2031	33,863	34,925
	Barclays plc	2.645%	6/24/2031	14,308	13,100
	Barings BDC Inc.	7.000%	2/15/2029	4,096	4,249
[3]	Barings Private Credit Corp.	6.150%	6/11/2030	12,380	12,343
	Berkshire Hathaway Finance Corp.	2.300%	3/15/2027	11,630	11,361
	BGC Group Inc.	8.000%	5/25/2028	7,015	7,501
	BGC Group Inc.	6.600%	6/10/2029	5,086	5,304
[3]	BGC Group Inc.	6.150%	4/2/2030	11,573	11,837
	BlackRock Funding Inc.	4.600%	7/26/2027	17,531	17,754
	BlackRock Funding Inc.	4.700%	3/14/2029	11,014	11,290
	Blackrock Inc.	3.250%	4/30/2029	14,092	13,789
	Blackrock Inc.	2.400%	4/30/2030	14,403	13,380
	Blackstone Private Credit Fund	2.625%	12/15/2026	17,244	16,798
	Blackstone Private Credit Fund	3.250%	3/15/2027	14,878	14,566
	Blackstone Private Credit Fund	4.950%	9/26/2027	5,561	5,592
	Blackstone Private Credit Fund	7.300%	11/27/2028	10,520	11,247
	Blackstone Private Credit Fund	5.950%	7/16/2029	14,538	14,987
	Blackstone Private Credit Fund	5.600%	11/22/2029	11,571	11,783
	Blackstone Private Credit Fund	5.250%	4/1/2030	2,717	2,727
	Blackstone Secured Lending Fund	2.750%	9/16/2026	11,933	11,712
	Blackstone Secured Lending Fund	2.125%	2/15/2027	1,950	1,881
	Blackstone Secured Lending Fund	5.875%	11/15/2027	10,259	10,500
	Blackstone Secured Lending Fund	5.350%	4/13/2028	19,635	19,909
	Blackstone Secured Lending Fund	5.300%	6/30/2030	8,455	8,522
	Blue Owl Capital Corp.	2.875%	6/11/2028	6,432	6,075
	Blue Owl Capital Corp.	5.950%	3/15/2029	22,613	22,951
	Blue Owl Capital Corp.	6.200%	7/15/2030	7,050	7,233
[2]	Blue Owl Credit Income Corp.	3.125%	9/23/2026	2,436	2,385
[2]	Blue Owl Credit Income Corp.	4.700%	2/8/2027	4,482	4,467
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	6,586	7,050
	Blue Owl Credit Income Corp.	7.750%	1/15/2029	1,147	1,228
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	22,400	23,281
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	12,000	12,149
	Blue Owl Technology Finance Corp.	2.500%	1/15/2027	4,756	4,593
[3]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	11,679	11,831
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	9,663	10,003
[2]	BPCE SA	3.375%	12/2/2026	9,901	9,811
	Brighthouse Financial Inc.	5.625%	5/15/2030	9,344	9,577
	Brookfield Finance Inc.	3.900%	1/25/2028	19,465	19,322
	Brookfield Finance Inc.	4.850%	3/29/2029	17,487	17,787
	Brookfield Finance Inc.	4.350%	4/15/2030	9,480	9,457
	Brown & Brown Inc.	4.600%	12/23/2026	13,346	13,411
	Brown & Brown Inc.	4.700%	6/23/2028	8,126	8,207
	Brown & Brown Inc.	4.500%	3/15/2029	12,482	12,521
	Brown & Brown Inc.	4.900%	6/23/2030	22,155	22,441
	Canadian Imperial Bank of Commerce	5.926%	10/2/2026	21,099	21,489
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	32,620	32,336
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	4,562	4,650
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	1,412	1,415
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	28,642	29,291
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	15,872	16,105
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	32,775	33,910
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	18,130	18,319
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	20,320	20,969
	Capital One Financial Corp.	4.100%	2/9/2027	29,113	29,050
	Capital One Financial Corp.	3.750%	3/9/2027	38,910	38,655
	Capital One Financial Corp.	3.650%	5/11/2027	31,934	31,658
	Capital One Financial Corp.	7.149%	10/29/2027	354	365
	Capital One Financial Corp.	1.878%	11/2/2027	35,530	34,526
	Capital One Financial Corp.	4.927%	5/10/2028	29,337	29,637

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	5.468%	2/1/2029	18,181	18,662
	Capital One Financial Corp.	6.312%	6/8/2029	20,699	21,727
	Capital One Financial Corp.	5.700%	2/1/2030	17,492	18,159
	Capital One Financial Corp.	3.273%	3/1/2030	32,733	31,552
	Capital One Financial Corp.	5.247%	7/26/2030	817	840
	Capital One Financial Corp.	5.463%	7/26/2030	30,534	31,604
[2]	Capital One NA	4.650%	9/13/2028	16,839	17,033
[2]	Capital One NA	2.700%	2/6/2030	11,744	11,000
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	5,500	5,710
	Cboe Global Markets Inc.	3.650%	1/12/2027	10,322	10,260
	Charles Schwab Corp.	3.200%	3/2/2027	15,128	14,935
	Charles Schwab Corp.	2.450%	3/3/2027	37,522	36,659
	Charles Schwab Corp.	3.300%	4/1/2027	29,384	29,064
	Charles Schwab Corp.	3.200%	1/25/2028	23,817	23,373
	Charles Schwab Corp.	2.000%	3/20/2028	25,210	24,035
	Charles Schwab Corp.	5.643%	5/19/2029	22,145	23,033
	Charles Schwab Corp.	3.250%	5/22/2029	20,061	19,519
	Charles Schwab Corp.	2.750%	10/1/2029	10,447	9,929
	Chubb INA Holdings LLC	4.650%	8/15/2029	10,810	11,021
[2]	Citibank NA	5.488%	12/4/2026	38,045	38,647
	Citibank NA	4.876%	11/19/2027	43,869	44,196
	Citibank NA	5.803%	9/29/2028	53,448	56,023
[2]	Citibank NA	4.914%	5/29/2030	58,071	59,615
	Citigroup Inc.	4.600%	3/9/2026	1	1
	Citigroup Inc.	3.200%	10/21/2026	23,306	23,045
	Citigroup Inc.	4.300%	11/20/2026	18,172	18,184
	Citigroup Inc.	4.450%	9/29/2027	79,241	79,459
[2]	Citigroup Inc.	3.887%	1/10/2028	38,672	38,449
	Citigroup Inc.	6.625%	1/15/2028	575	610
[2]	Citigroup Inc.	3.070%	2/24/2028	58,153	57,117
	Citigroup Inc.	4.643%	5/7/2028	22,735	22,855
	Citigroup Inc.	4.658%	5/24/2028	36,083	36,296
[2]	Citigroup Inc.	3.668%	7/24/2028	49,602	49,041
	Citigroup Inc.	4.125%	7/25/2028	33,737	33,686
[2]	Citigroup Inc.	3.520%	10/27/2028	17,765	17,492
[2]	Citigroup Inc.	4.075%	4/23/2029	25,652	25,543
	Citigroup Inc.	5.174%	2/13/2030	56,490	57,971
[2]	Citigroup Inc.	3.980%	3/20/2030	43,813	43,265
	Citigroup Inc.	4.542%	9/19/2030	63,997	64,285
[2]	Citigroup Inc.	2.976%	11/5/2030	23,643	22,347
[2]	Citigroup Inc.	2.666%	1/29/2031	17,257	16,005
[2]	Citigroup Inc.	4.412%	3/31/2031	67,710	67,533
	Citigroup Inc.	4.952%	5/7/2031	13,112	13,361
[2]	Citigroup Inc.	2.572%	6/3/2031	48,875	44,870
	Citigroup Inc.	5.592%	11/19/2034	35,974	36,742
	Citizens Bank NA	4.575%	8/9/2028	7,476	7,510
	Citizens Financial Group Inc.	5.841%	1/23/2030	28,504	29,652
	Citizens Financial Group Inc.	3.250%	4/30/2030	8,853	8,370
	Citizens Financial Group Inc.	5.253%	3/5/2031	13,511	13,819
	CME Group Inc.	3.750%	6/15/2028	2,507	2,498
	CME Group Inc.	4.400%	3/15/2030	26,377	26,655
	CNA Financial Corp.	3.450%	8/15/2027	5,472	5,400
	CNA Financial Corp.	3.900%	5/1/2029	9,780	9,644
	CNA Financial Corp.	2.050%	8/15/2030	8,000	7,114
	CNO Financial Group Inc.	5.250%	5/30/2029	6,747	6,879
	Comerica Inc.	5.982%	1/30/2030	15,590	16,167
	Commonwealth Bank of Australia	4.577%	11/27/2026	27,191	27,384
	Commonwealth Bank of Australia	4.423%	3/14/2028	13,485	13,646
	Cooperatieve Rabobank UA	4.883%	1/21/2028	12,378	12,644
	Cooperatieve Rabobank UA	4.800%	1/9/2029	8,600	8,791
	Cooperatieve Rabobank UA	4.494%	10/17/2029	20,757	21,090
	Corebridge Financial Inc.	3.650%	4/5/2027	36,591	36,261
	Corebridge Financial Inc.	3.850%	4/5/2029	31,912	31,458
	Corebridge Financial Inc.	6.875%	12/15/2052	16,349	16,882
	Deutsche Bank AG	2.129%	11/24/2026	13,422	13,346
	Deutsche Bank AG	5.371%	9/9/2027	3,774	3,865
	Deutsche Bank AG	2.311%	11/16/2027	39,207	38,242
	Deutsche Bank AG	2.552%	1/7/2028	30,834	30,120
	Deutsche Bank AG	5.706%	2/8/2028	2,350	2,393
[2]	Deutsche Bank AG	5.373%	1/10/2029	20,173	20,612

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	6.720%	1/18/2029	21,537	22,651
	Deutsche Bank AG	5.414%	5/10/2029	18,232	18,980
	Deutsche Bank AG	6.819%	11/20/2029	19,446	20,842
	Deutsche Bank AG	4.999%	9/11/2030	19,777	20,109
	Deutsche Bank AG	5.297%	5/9/2031	26,532	27,180
	Deutsche Bank AG	4.950%	8/4/2031	9,202	9,276
	Deutsche Bank AG	4.875%	12/1/2032	18,229	18,153
	Enact Holdings Inc.	6.250%	5/28/2029	18,884	19,713
	Enstar Finance LLC	5.500%	1/15/2042	7,253	7,182
	Enstar Group Ltd.	4.950%	6/1/2029	8,720	8,787
	Equitable Holdings Inc.	4.350%	4/20/2028	38,365	38,468
	Essent Group Ltd.	6.250%	7/1/2029	8,385	8,794
	F&G Annuities & Life Inc.	6.500%	6/4/2029	11,075	11,536
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	6,875	6,968
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	3,153	3,162
	Fidelity National Financial Inc.	4.500%	8/15/2028	5,634	5,652
	Fidelity National Financial Inc.	3.400%	6/15/2030	10,168	9,642
	Fifth Third Bancorp	2.550%	5/5/2027	17,506	17,067
	Fifth Third Bancorp	1.707%	11/1/2027	9,153	8,877
	Fifth Third Bancorp	6.361%	10/27/2028	24,041	25,098
	Fifth Third Bancorp	6.339%	7/27/2029	17,511	18,482
	Fifth Third Bancorp	4.772%	7/28/2030	31,042	31,416
	Fifth Third Bancorp	4.895%	9/6/2030	15,671	15,941
[2]	Fifth Third Bank NA	2.250%	2/1/2027	5,842	5,689
	First American Financial Corp.	4.000%	5/15/2030	5,705	5,460
[2]	First Horizon Bank	5.750%	5/1/2030	7,094	7,292
	First Horizon Corp.	5.514%	3/7/2031	6,963	7,166
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	3,009	3,124
	FNB Corp.	5.722%	12/11/2030	11,260	11,461
	Franklin BSP Capital Corp.	7.200%	6/15/2029	3,250	3,372
	FS KKR Capital Corp.	3.125%	10/12/2028	16,487	15,138
	FS KKR Capital Corp.	7.875%	1/15/2029	766	803
	FS KKR Capital Corp.	6.875%	8/15/2029	12,071	12,326
	FS KKR Capital Corp.	6.125%	1/15/2030	9,185	9,123
	GATX Corp.	5.400%	3/15/2027	7,168	7,275
	GATX Corp.	3.850%	3/30/2027	3,570	3,542
	GATX Corp.	3.500%	3/15/2028	2	2
	GATX Corp.	4.550%	11/7/2028	6,864	6,905
	GATX Corp.	4.700%	4/1/2029	4,754	4,807
	GATX Corp.	4.000%	6/30/2030	5,300	5,203
	Global Payments Inc.	2.150%	1/15/2027	23,001	22,356
	Global Payments Inc.	4.950%	8/15/2027	10,066	10,181
	Global Payments Inc.	2.900%	5/15/2030	30,553	28,241
	Globe Life Inc.	4.550%	9/15/2028	8,826	8,899
	Globe Life Inc.	2.150%	8/15/2030	6,375	5,701
	Goldman Sachs BDC Inc.	6.375%	3/11/2027	10,605	10,852
	Goldman Sachs Group Inc.	3.500%	11/16/2026	49,919	49,506
	Goldman Sachs Group Inc.	5.950%	1/15/2027	22,181	22,718
	Goldman Sachs Group Inc.	3.850%	1/26/2027	52,084	51,850
	Goldman Sachs Group Inc.	1.542%	9/10/2027	55,183	53,630
	Goldman Sachs Group Inc.	1.948%	10/21/2027	72,806	70,872
	Goldman Sachs Group Inc.	2.640%	2/24/2028	65,431	63,858
	Goldman Sachs Group Inc.	3.615%	3/15/2028	69,321	68,587
	Goldman Sachs Group Inc.	4.937%	4/23/2028	29,218	29,516
[2]	Goldman Sachs Group Inc.	3.691%	6/5/2028	35,513	35,175
	Goldman Sachs Group Inc.	4.482%	8/23/2028	32,220	32,360
[2]	Goldman Sachs Group Inc.	3.814%	4/23/2029	30,150	29,838
[2]	Goldman Sachs Group Inc.	4.223%	5/1/2029	38,979	38,985
	Goldman Sachs Group Inc.	6.484%	10/24/2029	33,321	35,446
	Goldman Sachs Group Inc.	2.600%	2/7/2030	15,197	14,207
	Goldman Sachs Group Inc.	3.800%	3/15/2030	20,280	19,933
	Goldman Sachs Group Inc.	5.727%	4/25/2030	55,427	57,983
	Goldman Sachs Group Inc.	5.049%	7/23/2030	54,958	56,255
	Goldman Sachs Group Inc.	4.692%	10/23/2030	20,594	20,824
[2]	Goldman Sachs Group Inc.	5.207%	1/28/2031	50,231	51,739
	Goldman Sachs Group Inc.	5.218%	4/23/2031	50,456	52,095
[3]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	5,810	5,900
[3]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	10,042	10,284
	Golub Capital BDC Inc.	2.050%	2/15/2027	443	425
	Golub Capital BDC Inc.	6.000%	7/15/2029	27,190	27,833

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Golub Capital Private Credit Fund	5.450%	8/15/2028	9,421	9,457
	Golub Capital Private Credit Fund	5.800%	9/12/2029	3,801	3,843
	Golub Capital Private Credit Fund	5.875%	5/1/2030	10,110	10,251
	Hercules Capital Inc.	2.625%	9/16/2026	4,029	3,937
	Hercules Capital Inc.	6.000%	6/16/2030	10,050	10,199
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,400	3,655
[3]	HPS Corporate Lending Fund	5.300%	6/5/2027	1,900	1,910
	HPS Corporate Lending Fund	5.450%	1/14/2028	3,174	3,203
	HPS Corporate Lending Fund	6.750%	1/30/2029	20,616	21,503
	HPS Corporate Lending Fund	6.250%	9/30/2029	1,980	2,048
[3]	HPS Corporate Lending Fund	5.850%	6/5/2030	12,250	12,450
	HSBC Holdings plc	7.336%	11/3/2026	25,267	25,382
	HSBC Holdings plc	2.251%	11/22/2027	29,396	28,671
[2]	HSBC Holdings plc	4.041%	3/13/2028	57,070	56,852
	HSBC Holdings plc	5.597%	5/17/2028	17,266	17,624
	HSBC Holdings plc	4.755%	6/9/2028	21,444	21,602
	HSBC Holdings plc	5.210%	8/11/2028	36,071	36,648
[2]	HSBC Holdings plc	2.013%	9/22/2028	28,679	27,369
	HSBC Holdings plc	7.390%	11/3/2028	46,800	49,734
	HSBC Holdings plc	5.130%	11/19/2028	6,330	6,432
	HSBC Holdings plc	4.899%	3/3/2029	22,148	22,444
	HSBC Holdings plc	6.161%	3/9/2029	34,456	35,937
[2]	HSBC Holdings plc	4.583%	6/19/2029	56,288	56,649
	HSBC Holdings plc	2.206%	8/17/2029	46,228	43,545
	HSBC Holdings plc	5.546%	3/4/2030	21,094	21,871
	HSBC Holdings plc	4.950%	3/31/2030	33,737	34,544
[2]	HSBC Holdings plc	3.973%	5/22/2030	57,562	56,632
	HSBC Holdings plc	5.286%	11/19/2030	30,415	31,332
	HSBC Holdings plc	5.130%	3/3/2031	26,232	26,860
	HSBC Holdings plc	5.240%	5/13/2031	32,288	33,183
[2]	HSBC Holdings plc	2.848%	6/4/2031	15,490	14,357
	HSBC USA Inc.	5.294%	3/4/2027	28,274	28,775
	HSBC USA Inc.	4.650%	6/3/2028	4,420	4,482
	Huntington Bancshares Inc.	4.443%	8/4/2028	20,696	20,757
	Huntington Bancshares Inc.	6.208%	8/21/2029	26,173	27,581
	Huntington Bancshares Inc.	2.550%	2/4/2030	24,250	22,437
	Huntington Bancshares Inc.	5.272%	1/15/2031	34,742	35,814
	Huntington National Bank	4.871%	4/12/2028	23,175	23,386
	ING Groep NV	3.950%	3/29/2027	41,912	41,740
	ING Groep NV	4.017%	3/28/2028	26,088	25,986
	ING Groep NV	4.550%	10/2/2028	25,512	25,766
	ING Groep NV	4.858%	3/25/2029	4,875	4,941
	ING Groep NV	4.050%	4/9/2029	23,888	23,722
	ING Groep NV	5.335%	3/19/2030	28,331	29,228
	ING Groep NV	5.066%	3/25/2031	9,855	10,090
	Intercontinental Exchange Inc.	3.100%	9/15/2027	9,057	8,887
	Intercontinental Exchange Inc.	4.000%	9/15/2027	36,985	36,951
	Intercontinental Exchange Inc.	3.625%	9/1/2028	32,691	32,257
	Intercontinental Exchange Inc.	3.750%	9/21/2028	4,431	4,391
	Intercontinental Exchange Inc.	4.350%	6/15/2029	18,467	18,616
	Intercontinental Exchange Inc.	2.100%	6/15/2030	23,866	21,660
	Jefferies Financial Group Inc.	4.850%	1/15/2027	16,700	16,819
	Jefferies Financial Group Inc.	6.450%	6/8/2027	9,612	9,937
	Jefferies Financial Group Inc.	5.875%	7/21/2028	19,827	20,670
	Jefferies Financial Group Inc.	4.150%	1/23/2030	16,070	15,866
	JPMorgan Chase & Co.	2.950%	10/1/2026	55,250	54,632
	JPMorgan Chase & Co.	4.125%	12/15/2026	49,687	49,702
	JPMorgan Chase & Co.	8.000%	4/29/2027	6,810	7,235
	JPMorgan Chase & Co.	1.470%	9/22/2027	22,049	21,418
	JPMorgan Chase & Co.	4.250%	10/1/2027	28,914	29,099
	JPMorgan Chase & Co.	6.070%	10/22/2027	13,047	13,303
	JPMorgan Chase & Co.	5.040%	1/23/2028	56,531	57,129
[2]	JPMorgan Chase & Co.	3.782%	2/1/2028	45,886	45,608
	JPMorgan Chase & Co.	2.947%	2/24/2028	39,302	38,588
	JPMorgan Chase & Co.	5.571%	4/22/2028	56,033	57,228
	JPMorgan Chase & Co.	4.323%	4/26/2028	65,472	65,552
[2]	JPMorgan Chase & Co.	3.540%	5/1/2028	54,793	54,187
[2]	JPMorgan Chase & Co.	2.182%	6/1/2028	16,307	15,772
	JPMorgan Chase & Co.	4.979%	7/22/2028	25,845	26,219
	JPMorgan Chase & Co.	4.851%	7/25/2028	70,483	71,339

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.505%	10/22/2028	17,136	17,248
[2]	JPMorgan Chase & Co.	3.509%	1/23/2029	52,972	52,177
	JPMorgan Chase & Co.	4.915%	1/24/2029	20,516	20,875
[2]	JPMorgan Chase & Co.	4.005%	4/23/2029	47,629	47,411
	JPMorgan Chase & Co.	2.069%	6/1/2029	47,209	44,646
[2]	JPMorgan Chase & Co.	4.203%	7/23/2029	45,814	45,863
	JPMorgan Chase & Co.	5.299%	7/24/2029	58,134	59,877
	JPMorgan Chase & Co.	6.087%	10/23/2029	53,582	56,499
[2]	JPMorgan Chase & Co.	4.452%	12/5/2029	20,756	20,912
	JPMorgan Chase & Co.	5.012%	1/23/2030	56,024	57,350
	JPMorgan Chase & Co.	5.581%	4/22/2030	61,007	63,707
[2]	JPMorgan Chase & Co.	3.702%	5/6/2030	48,065	47,134
	JPMorgan Chase & Co.	4.565%	6/14/2030	7,747	7,824
	JPMorgan Chase & Co.	4.995%	7/22/2030	56,778	58,223
[2]	JPMorgan Chase & Co.	2.739%	10/15/2030	65,078	61,316
	JPMorgan Chase & Co.	4.603%	10/22/2030	56,355	56,955
	JPMorgan Chase & Co.	5.140%	1/24/2031	34,316	35,383
[2]	JPMorgan Chase & Co.	4.493%	3/24/2031	26,260	26,451
[2]	JPMorgan Chase & Co.	2.522%	4/22/2031	43,632	40,311
	JPMorgan Chase & Co.	5.103%	4/22/2031	12,326	12,715
[2]	JPMorgan Chase & Co.	2.956%	5/13/2031	33,438	31,184
	JPMorgan Chase Bank NA	5.110%	12/8/2026	45,483	46,067
[2]	KeyBank NA	5.850%	11/15/2027	23,053	23,774
[2]	KeyBank NA	6.950%	2/1/2028	4,025	4,249
[2]	KeyBank NA	3.900%	4/13/2029	5,126	4,999
[2]	KeyCorp	2.250%	4/6/2027	31,175	30,200
[2]	KeyCorp	2.550%	10/1/2029	22,134	20,698
[2]	KeyCorp	5.121%	4/4/2031	9,014	9,219
	Lazard Group LLC	4.500%	9/19/2028	352	354
	Lazard Group LLC	4.375%	3/11/2029	9,923	9,915
	Lincoln National Corp.	3.625%	12/12/2026	8,087	8,021
	Lincoln National Corp.	3.800%	3/1/2028	8,974	8,865
	Lloyds Banking Group plc	3.750%	1/11/2027	16,727	16,635
	Lloyds Banking Group plc	5.462%	1/5/2028	16,608	16,848
	Lloyds Banking Group plc	3.750%	3/18/2028	23,395	23,197
	Lloyds Banking Group plc	4.375%	3/22/2028	30,992	31,114
	Lloyds Banking Group plc	4.550%	8/16/2028	13,220	13,358
[2]	Lloyds Banking Group plc	3.574%	11/7/2028	24,016	23,641
	Lloyds Banking Group plc	5.087%	11/26/2028	7,602	7,730
	Lloyds Banking Group plc	5.871%	3/6/2029	13,837	14,361
	Lloyds Banking Group plc	4.818%	6/13/2029	17,817	18,065
	Lloyds Banking Group plc	5.721%	6/5/2030	27,480	28,746
	Loews Corp.	3.200%	5/15/2030	8,952	8,551
	LPL Holdings Inc.	5.700%	5/20/2027	5,008	5,104
	LPL Holdings Inc.	4.900%	4/3/2028	1,816	1,838
	LPL Holdings Inc.	5.200%	3/15/2030	11,825	12,082
	LPL Holdings Inc.	5.150%	6/15/2030	11,279	11,502
	M&T Bank Corp.	4.553%	8/16/2028	14,114	14,168
[2]	M&T Bank Corp.	4.833%	1/16/2029	3,004	3,038
	M&T Bank Corp.	7.413%	10/30/2029	18,206	19,807
	M&T Bank Corp.	5.179%	7/8/2031	20,045	20,487
	M&T Bank Corp.	5.400%	7/30/2035	13,719	13,809
	Main Street Capital Corp.	6.500%	6/4/2027	4,495	4,595
	Main Street Capital Corp.	5.400%	8/15/2028	5,077	5,099
	Main Street Capital Corp.	6.950%	3/1/2029	7,736	8,103
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	8,720	8,566
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	5,830	5,899
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	14,055	14,166
	Manulife Financial Corp.	2.484%	5/19/2027	9,177	8,925
	Marex Group plc	5.829%	5/8/2028	1,005	1,019
	Marex Group plc	6.404%	11/4/2029	18,582	19,143
	Markel Group Inc.	3.500%	11/1/2027	5,552	5,465
	Markel Group Inc.	3.350%	9/17/2029	4,520	4,370
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	9,830	9,941
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	15,462	15,613
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	24,066	24,487
	Mastercard Inc.	2.950%	11/21/2026	7,990	7,896
	Mastercard Inc.	4.100%	1/15/2028	18,058	18,187
	Mastercard Inc.	4.875%	3/9/2028	25,580	26,204
	Mastercard Inc.	4.550%	3/15/2028	10,229	10,391

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	2.950%	6/1/2029	13,996	13,529
	Mastercard Inc.	3.350%	3/26/2030	38,476	37,428
	Mercury General Corp.	4.400%	3/15/2027	6,810	6,765
	MetLife Inc.	4.550%	3/23/2030	18,306	18,623
	MGIC Investment Corp.	5.250%	8/15/2028	8,850	8,854
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/2026	3,098	3,054
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	16,740	16,649
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	17,064	16,834
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	466	453
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	39,091	38,069
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	14,163	14,133
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	15,840	15,805
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	15,886	16,125
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	7,872	7,882
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	7,600	7,769
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	24,878	25,581
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	18,505	18,293
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	3,458	3,546
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	35,345	33,994
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	19,726	18,326
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	28,559	29,472
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	18,543	19,132
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	6,317	6,593
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	14,962	15,442
	Mizuho Financial Group Inc.	2.839%	9/13/2026	13,275	13,093
	Mizuho Financial Group Inc.	4.018%	3/5/2028	30,722	30,697
	Mizuho Financial Group Inc.	5.414%	9/13/2028	18,467	18,896
	Mizuho Financial Group Inc.	5.667%	5/27/2029	4,519	4,687
	Mizuho Financial Group Inc.	5.778%	7/6/2029	34,687	36,116
[2]	Mizuho Financial Group Inc.	4.254%	9/11/2029	22,541	22,549
	Mizuho Financial Group Inc.	3.261%	5/22/2030	13,889	13,374
	Mizuho Financial Group Inc.	5.376%	5/26/2030	5,527	5,716
[2]	Mizuho Financial Group Inc.	3.153%	7/16/2030	9,190	8,790
	Mizuho Financial Group Inc.	5.098%	5/13/2031	5,920	6,080
	Mizuho Financial Group Inc.	5.739%	5/27/2031	10,834	11,409
	Mizuho Financial Group Inc.	4.711%	7/8/2031	30,228	30,542
[2]	Mizuho Financial Group Inc.	2.201%	7/10/2031	17,096	15,392
[2]	Morgan Stanley	4.350%	9/8/2026	47,316	47,372
	Morgan Stanley	3.625%	1/20/2027	65,095	64,754
	Morgan Stanley	3.950%	4/23/2027	32,502	32,386
	Morgan Stanley	2.475%	1/21/2028	24,898	24,300
[2]	Morgan Stanley	5.652%	4/13/2028	41,154	42,039
	Morgan Stanley	4.210%	4/20/2028	31,598	31,588
[2]	Morgan Stanley	3.591%	7/22/2028	44,931	44,382
	Morgan Stanley	6.296%	10/18/2028	27,488	28,651
[2]	Morgan Stanley	3.772%	1/24/2029	45,956	45,484
	Morgan Stanley	5.123%	2/1/2029	51,887	52,981
[2]	Morgan Stanley	4.994%	4/12/2029	26,549	27,041
[2]	Morgan Stanley	5.164%	4/20/2029	55,809	57,065
	Morgan Stanley	5.449%	7/20/2029	29,079	30,015
	Morgan Stanley	6.407%	11/1/2029	20,950	22,259
	Morgan Stanley	5.173%	1/16/2030	48,227	49,555
[2]	Morgan Stanley	4.431%	1/23/2030	39,536	39,709
	Morgan Stanley	5.656%	4/18/2030	52,829	55,127
	Morgan Stanley	5.042%	7/19/2030	50,473	51,712
	Morgan Stanley	4.654%	10/18/2030	64,933	65,558
	Morgan Stanley	5.230%	1/15/2031	21,955	22,653
[2]	Morgan Stanley	2.699%	1/22/2031	68,972	64,252
[2]	Morgan Stanley	3.622%	4/1/2031	46,873	45,333
	Morgan Stanley	5.192%	4/17/2031	44,415	45,795
[2]	Morgan Stanley Bank NA	5.882%	10/30/2026	33,979	34,647
	Morgan Stanley Bank NA	4.447%	10/15/2027	27,542	27,570
[2]	Morgan Stanley Bank NA	4.952%	1/14/2028	16,692	16,843
[2]	Morgan Stanley Bank NA	5.504%	5/26/2028	46,938	47,974
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	35,974	36,464
	Morgan Stanley Bank NA	5.016%	1/12/2029	28,116	28,615
	Morgan Stanley Direct Lending Fund	6.150%	5/17/2029	2,735	2,825
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	12,111	12,379
[2]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	31,600	31,733
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	44,476	45,107

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	MSD Investment Corp.	6.250%	5/31/2030	6,343	6,434
	Nasdaq Inc.	5.350%	6/28/2028	19,172	19,779
	National Australia Bank Ltd.	3.905%	6/9/2027	14,526	14,514
	National Australia Bank Ltd.	5.087%	6/11/2027	8,340	8,502
	National Australia Bank Ltd.	4.944%	1/12/2028	12,725	13,010
	National Australia Bank Ltd.	4.308%	6/13/2028	12,957	13,082
	National Australia Bank Ltd.	4.900%	6/13/2028	20,945	21,473
	National Australia Bank Ltd.	4.787%	1/10/2029	20,713	21,226
	National Australia Bank Ltd.	4.901%	1/14/2030	17,425	17,982
	National Australia Bank Ltd.	4.534%	6/13/2030	8,758	8,914
	National Bank of Canada	5.600%	12/18/2028	26,757	27,883
	National Bank of Canada	4.500%	10/10/2029	20,094	20,217
	NatWest Group plc	7.472%	11/10/2026	29,258	29,415
	NatWest Group plc	5.583%	3/1/2028	3,884	3,956
[2]	NatWest Group plc	3.073%	5/22/2028	9,784	9,598
	NatWest Group plc	5.516%	9/30/2028	22,984	23,551
[2]	NatWest Group plc	4.892%	5/18/2029	42,493	43,159
	NatWest Group plc	5.808%	9/13/2029	12,638	13,200
[2]	NatWest Group plc	5.076%	1/27/2030	18,484	18,888
[2]	NatWest Group plc	4.445%	5/8/2030	14,552	14,586
	NatWest Group plc	4.964%	8/15/2030	13,226	13,504
	NatWest Group plc	5.115%	5/23/2031	21,492	22,022
	NatWest Group plc	6.475%	6/1/2034	15,378	16,145
	New Mountain Finance Corp.	6.875%	2/1/2029	5,210	5,348
	Nomura Holdings Inc.	2.329%	1/22/2027	29,651	28,843
	Nomura Holdings Inc.	5.594%	7/2/2027	11,749	12,019
	Nomura Holdings Inc.	6.070%	7/12/2028	8,538	8,944
	Nomura Holdings Inc.	2.172%	7/14/2028	10,364	9,775
	Nomura Holdings Inc.	5.605%	7/6/2029	2,578	2,686
	Nomura Holdings Inc.	3.103%	1/16/2030	33,833	31,920
	Nomura Holdings Inc.	4.904%	7/1/2030	15,110	15,320
	Nomura Holdings Inc.	2.679%	7/16/2030	14,400	13,204
	North Haven Private Income Fund LLC	5.750%	2/1/2030	1,425	1,427
	Northern Trust Corp.	4.000%	5/10/2027	21,655	21,663
	Northern Trust Corp.	3.650%	8/3/2028	14,188	14,086
	Northern Trust Corp.	3.150%	5/3/2029	10,126	9,826
	Northern Trust Corp.	1.950%	5/1/2030	13,839	12,580
[2]	Northern Trust Corp.	3.375%	5/8/2032	3,331	3,256
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/2030	2,675	2,768
	Oaktree Specialty Lending Corp.	2.700%	1/15/2027	5,558	5,380
	Oaktree Specialty Lending Corp.	7.100%	2/15/2029	4,929	5,107
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	4,800	4,843
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	3,939	4,277
	Oaktree Strategic Credit Fund	6.500%	7/23/2029	5,980	6,210
[3]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	6,098	6,195
	ORIX Corp.	3.700%	7/18/2027	3,145	3,116
	ORIX Corp.	5.000%	9/13/2027	13,591	13,801
	ORIX Corp.	4.650%	9/10/2029	12,781	12,941
	PartnerRe Finance B LLC	3.700%	7/2/2029	8,461	8,276
	PayPal Holdings Inc.	2.650%	10/1/2026	27,422	26,995
	PayPal Holdings Inc.	4.450%	3/6/2028	2,414	2,442
	PayPal Holdings Inc.	2.850%	10/1/2029	37,252	35,514
	PayPal Holdings Inc.	2.300%	6/1/2030	16,580	15,220
[2]	PNC Bank NA	3.100%	10/25/2027	3,536	3,470
[2]	PNC Bank NA	4.050%	7/26/2028	36,510	36,388
[2]	PNC Bank NA	2.700%	10/22/2029	5,990	5,634
	PNC Financial Services Group Inc.	6.615%	10/20/2027	23,069	23,650
	PNC Financial Services Group Inc.	5.300%	1/21/2028	25,637	26,021
	PNC Financial Services Group Inc.	5.354%	12/2/2028	14,446	14,807
	PNC Financial Services Group Inc.	3.450%	4/23/2029	34,880	34,138
	PNC Financial Services Group Inc.	5.582%	6/12/2029	48,606	50,411
	PNC Financial Services Group Inc.	2.550%	1/22/2030	19,336	18,061
	PNC Financial Services Group Inc.	5.492%	5/14/2030	44,450	46,261
	PNC Financial Services Group Inc.	5.222%	1/29/2031	8,706	8,995
	PNC Financial Services Group Inc.	4.899%	5/13/2031	32,648	33,297
	Principal Financial Group Inc.	3.100%	11/15/2026	200	197
	Principal Financial Group Inc.	2.125%	6/15/2030	7,815	7,070
	Progressive Corp.	2.450%	1/15/2027	15,247	14,938
	Progressive Corp.	2.500%	3/15/2027	8,957	8,751
	Progressive Corp.	4.000%	3/1/2029	15,347	15,340

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	3.200%	3/26/2030	7,975	7,674
[2]	Prudential Financial Inc.	4.500%	9/15/2047	21,097	20,776
[2]	Prudential Financial Inc.	5.700%	9/15/2048	3,904	3,969
	Prudential Funding Asia plc	3.125%	4/14/2030	14,076	13,444
	Radian Group Inc.	6.200%	5/15/2029	13,287	13,926
	Raymond James Financial Inc.	4.650%	4/1/2030	7,300	7,434
	Regions Financial Corp.	1.800%	8/12/2028	16,640	15,564
	Regions Financial Corp.	5.722%	6/6/2030	19,390	20,180
	Reinsurance Group of America Inc.	3.950%	9/15/2026	6,447	6,423
	Reinsurance Group of America Inc.	3.900%	5/15/2029	4,587	4,524
	Reinsurance Group of America Inc.	3.150%	6/15/2030	9,100	8,594
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,582	3,531
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	17,126	16,679
[2]	Royal Bank of Canada	1.400%	11/2/2026	531	515
[2]	Royal Bank of Canada	4.875%	1/19/2027	11,678	11,810
[2]	Royal Bank of Canada	2.050%	1/21/2027	4,452	4,332
	Royal Bank of Canada	3.625%	5/4/2027	12,915	12,837
[2]	Royal Bank of Canada	4.240%	8/3/2027	35,559	35,722
[2]	Royal Bank of Canada	4.510%	10/18/2027	9,649	9,677
[2]	Royal Bank of Canada	6.000%	11/1/2027	14,494	15,070
[2]	Royal Bank of Canada	4.900%	1/12/2028	18,325	18,697
[2]	Royal Bank of Canada	4.522%	10/18/2028	15,964	16,071
[2]	Royal Bank of Canada	4.965%	1/24/2029	29,002	29,522
[2]	Royal Bank of Canada	4.950%	2/1/2029	18,402	18,937
	Royal Bank of Canada	4.498%	8/6/2029	11,577	11,682
[2]	Royal Bank of Canada	4.969%	8/2/2030	35,799	36,571
[2]	Royal Bank of Canada	4.650%	10/18/2030	28,873	29,138
[2]	Royal Bank of Canada	5.153%	2/4/2031	41,627	42,864
	Royal Bank of Canada	4.696%	8/6/2031	10,776	10,882
	Santander Holdings USA Inc.	3.244%	10/5/2026	25,918	25,611
	Santander Holdings USA Inc.	4.400%	7/13/2027	29,549	29,600
	Santander Holdings USA Inc.	2.490%	1/6/2028	1,491	1,453
	Santander Holdings USA Inc.	6.499%	3/9/2029	8,449	8,847
	Santander Holdings USA Inc.	6.174%	1/9/2030	18,018	18,897
	Santander Holdings USA Inc.	5.353%	9/6/2030	29,880	30,698
	Santander Holdings USA Inc.	5.741%	3/20/2031	20,176	20,969
	Santander UK Group Holdings plc	6.833%	11/21/2026	12,646	12,705
	Santander UK Group Holdings plc	2.469%	1/11/2028	25,451	24,801
[2]	Santander UK Group Holdings plc	3.823%	11/3/2028	21,181	20,924
	Santander UK Group Holdings plc	6.534%	1/10/2029	28,514	29,867
	Santander UK Group Holdings plc	4.858%	9/11/2030	9,178	9,290
	Santander UK Group Holdings plc	5.694%	4/15/2031	15,166	15,835
	Sixth Street Lending Partners	6.500%	3/11/2029	14,333	14,891
	Sixth Street Lending Partners	5.750%	1/15/2030	20,470	20,766
[3]	Sixth Street Lending Partners	6.125%	7/15/2030	11,000	11,345
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	6,976	7,375
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	8,930	9,217
	State Street Bank & Trust Co.	4.782%	11/23/2029	21,730	22,315
	State Street Corp.	4.993%	3/18/2027	24,278	24,656
	State Street Corp.	2.203%	2/7/2028	24,552	23,885
	State Street Corp.	4.536%	2/28/2028	9,969	10,107
	State Street Corp.	4.543%	4/24/2028	5,845	5,886
	State Street Corp.	4.530%	2/20/2029	21,391	21,615
	State Street Corp.	5.684%	11/21/2029	22,541	23,648
	State Street Corp.	2.400%	1/24/2030	15,644	14,672
	State Street Corp.	4.729%	2/28/2030	22,459	22,961
	State Street Corp.	4.834%	4/24/2030	17,819	18,285
	Stifel Financial Corp.	4.000%	5/15/2030	2,355	2,304
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/2026	44,855	43,593
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/2026	35,092	34,642
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	36,253	35,931
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	7,798	7,598
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	9,566	9,453
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	3,118	3,075
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	42,753	44,138
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	19,614	20,514
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	5,721	5,972
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	50,792	47,551
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	22,394	23,210
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	54,643	52,198

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	8,641	9,112
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	30,516	28,601
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	11,298	11,715
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	18,447	16,652
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	10,250	10,371
	Synchrony Bank	5.625%	8/23/2027	9,625	9,838
	Synchrony Financial	3.950%	12/1/2027	11,135	10,981
	Synchrony Financial	5.150%	3/19/2029	12,106	12,256
	Synchrony Financial	5.019%	7/29/2029	4,130	4,157
	Synchrony Financial	5.450%	3/6/2031	21,830	22,245
	Synovus Bank	5.625%	2/15/2028	8,669	8,844
	Synovus Financial Corp.	6.168%	11/1/2030	20,184	20,975
[2]	Toronto-Dominion Bank	1.250%	9/10/2026	35,235	34,229
[2]	Toronto-Dominion Bank	1.950%	1/12/2027	10,626	10,333
[2]	Toronto-Dominion Bank	2.800%	3/10/2027	23,599	23,159
[2]	Toronto-Dominion Bank	4.980%	4/5/2027	5,223	5,291
	Toronto-Dominion Bank	4.108%	6/8/2027	9,658	9,664
[2]	Toronto-Dominion Bank	4.693%	9/15/2027	37,888	38,327
	Toronto-Dominion Bank	5.156%	1/10/2028	4,640	4,747
	Toronto-Dominion Bank	4.861%	1/31/2028	33,445	34,013
[2]	Toronto-Dominion Bank	5.523%	7/17/2028	7,642	7,930
[2]	Toronto-Dominion Bank	4.994%	4/5/2029	26,007	26,672
	Toronto-Dominion Bank	4.783%	12/17/2029	20,707	21,140
[2]	Toronto-Dominion Bank	4.808%	6/3/2030	15,983	16,309
[2]	Toronto-Dominion Bank	3.625%	9/15/2031	27,026	26,754
	Toronto-Dominion Bank	5.146%	9/10/2034	23,741	24,072
[2]	Truist Bank	3.800%	10/30/2026	10,185	10,122
[2]	Truist Bank	4.420%	7/24/2028	19,407	19,464
[2]	Truist Bank	2.250%	3/11/2030	13,446	12,247
[2]	Truist Financial Corp.	1.125%	8/3/2027	9,363	8,861
[2]	Truist Financial Corp.	4.123%	6/6/2028	19,441	19,440
[2]	Truist Financial Corp.	4.873%	1/26/2029	31,895	32,372
[2]	Truist Financial Corp.	3.875%	3/19/2029	14,336	14,110
[2]	Truist Financial Corp.	1.887%	6/7/2029	18,288	17,191
[2]	Truist Financial Corp.	7.161%	10/30/2029	15,550	16,878
[2]	Truist Financial Corp.	5.435%	1/24/2030	7,008	7,258
[2]	Truist Financial Corp.	5.071%	5/20/2031	35,942	36,791
	UBS AG	5.000%	7/9/2027	35,892	36,481
	UBS AG	4.864%	1/10/2028	13,915	14,039
	UBS AG	7.500%	2/15/2028	46,629	50,309
	UBS AG	5.650%	9/11/2028	36,250	37,880
[2]	US Bancorp	3.150%	4/27/2027	19,860	19,592
	US Bancorp	6.787%	10/26/2027	1,026	1,055
[2]	US Bancorp	2.215%	1/27/2028	8,285	8,056
[2]	US Bancorp	3.900%	4/26/2028	808	807
[2]	US Bancorp	4.548%	7/22/2028	34,857	35,095
	US Bancorp	4.653%	2/1/2029	36,611	37,030
	US Bancorp	5.775%	6/12/2029	42,258	44,018
	US Bancorp	5.384%	1/23/2030	34,134	35,317
	US Bancorp	5.100%	7/23/2030	33,258	34,197
	US Bancorp	5.046%	2/12/2031	16,236	16,645
	US Bancorp	5.083%	5/15/2031	38,899	39,983
	US Bank NA	4.507%	10/22/2027	15,175	15,215
	Visa Inc.	1.900%	4/15/2027	42,742	41,431
	Visa Inc.	0.750%	8/15/2027	9,033	8,531
	Visa Inc.	2.750%	9/15/2027	13,864	13,569
	Visa Inc.	2.050%	4/15/2030	19,623	18,017
[2]	Voya Financial Inc.	4.700%	1/23/2048	4,596	4,459
	Webster Financial Corp.	4.100%	3/25/2029	4,960	4,875
	Wells Fargo & Co.	3.000%	10/23/2026	65,653	64,780
[2]	Wells Fargo & Co.	4.300%	7/22/2027	57,349	57,513
[2]	Wells Fargo & Co.	4.900%	1/24/2028	25,411	25,629
[2]	Wells Fargo & Co.	3.526%	3/24/2028	71,845	71,087
[2]	Wells Fargo & Co.	5.707%	4/22/2028	68,980	70,541
[2]	Wells Fargo & Co.	3.584%	5/22/2028	62,564	61,884
[2]	Wells Fargo & Co.	2.393%	6/2/2028	61,079	59,216
[2]	Wells Fargo & Co.	4.808%	7/25/2028	51,197	51,750
[2]	Wells Fargo & Co.	4.150%	1/24/2029	59,981	59,951
	Wells Fargo & Co.	4.970%	4/23/2029	7,957	8,107
[2]	Wells Fargo & Co.	5.574%	7/25/2029	85,796	88,930

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	6.303%	10/23/2029	24,534	26,005
	Wells Fargo & Co.	5.198%	1/23/2030	36,602	37,654
[2]	Wells Fargo & Co.	2.879%	10/30/2030	61,169	57,768
	Wells Fargo & Co.	5.244%	1/24/2031	61,306	63,306
[2]	Wells Fargo & Co.	2.572%	2/11/2031	56,231	52,062
[2]	Wells Fargo & Co.	4.478%	4/4/2031	28,403	28,502
	Wells Fargo & Co.	5.150%	4/23/2031	49,372	50,859
	Wells Fargo Bank NA	5.254%	12/11/2026	38,297	38,834
[2]	Westpac Banking Corp.	4.600%	10/20/2026	14,036	14,130
	Westpac Banking Corp.	3.350%	3/8/2027	16,789	16,650
	Westpac Banking Corp.	5.457%	11/18/2027	26,932	27,790
	Westpac Banking Corp.	5.535%	11/17/2028	28,421	29,782
	Westpac Banking Corp.	5.050%	4/16/2029	15,782	16,336
[2]	Westpac Banking Corp.	4.322%	11/23/2031	27,168	27,062
	Westpac Banking Corp.	4.110%	7/24/2034	20,807	20,351
	Willis North America Inc.	4.650%	6/15/2027	29,884	30,080
	Willis North America Inc.	4.500%	9/15/2028	7,392	7,455
	Willis North America Inc.	2.950%	9/15/2029	18,764	17,768
	Wintrust Financial Corp.	4.850%	6/6/2029	4,888	4,838
	Zions Bancorp NA	4.704%	8/18/2028	6,200	6,223
	Zions Bancorp NA	3.250%	10/29/2029	13,200	12,270
					17,765,259
Health Care (8.4%)
[4]	Abbott Laboratories	3.750%	11/30/2026	29,637	29,586
	Abbott Laboratories	1.150%	1/30/2028	8,782	8,254
	Abbott Laboratories	1.400%	6/30/2030	6,582	5,851
	AbbVie Inc.	2.950%	11/21/2026	71,009	70,095
	AbbVie Inc.	4.800%	3/15/2027	53,834	54,405
	AbbVie Inc.	4.650%	3/15/2028	24,719	25,118
	AbbVie Inc.	4.250%	11/14/2028	6,660	6,713
	AbbVie Inc.	4.800%	3/15/2029	43,053	44,055
	AbbVie Inc.	3.200%	11/21/2029	95,605	92,144
	AbbVie Inc.	4.875%	3/15/2030	19,090	19,656
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	5,512	5,481
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	4,000	3,667
	Agilent Technologies Inc.	3.050%	9/22/2026	766	756
	Agilent Technologies Inc.	2.750%	9/15/2029	12,180	11,539
	Agilent Technologies Inc.	2.300%	3/12/2031	3,960	3,553
	Amgen Inc.	2.200%	2/21/2027	99	96
	Amgen Inc.	3.200%	11/2/2027	12,187	11,959
	Amgen Inc.	5.150%	3/2/2028	73,415	75,104
	Amgen Inc.	1.650%	8/15/2028	27,488	25,661
	Amgen Inc.	3.000%	2/22/2029	21,454	20,641
	Amgen Inc.	4.050%	8/18/2029	18,109	18,024
	Amgen Inc.	2.450%	2/21/2030	15,103	13,976
	Amgen Inc.	5.250%	3/2/2030	46,981	48,653
[2]	Ascension Health	2.532%	11/15/2029	12,040	11,320
	AstraZeneca Finance LLC	4.875%	3/3/2028	18,334	18,747
	AstraZeneca Finance LLC	1.750%	5/28/2028	22,434	21,218
	AstraZeneca Finance LLC	4.850%	2/26/2029	21,693	22,268
	AstraZeneca plc	3.125%	6/12/2027	26,510	26,185
	AstraZeneca plc	1.375%	8/6/2030	17,000	14,927
	Baxter International Inc.	1.915%	2/1/2027	28,918	27,966
	Baxter International Inc.	2.272%	12/1/2028	21,840	20,474
	Baxter International Inc.	3.950%	4/1/2030	5,370	5,271
	Becton Dickinson & Co.	3.700%	6/6/2027	43,215	42,889
	Becton Dickinson & Co.	4.693%	2/13/2028	10,960	11,100
	Becton Dickinson & Co.	4.874%	2/8/2029	4,614	4,705
	Becton Dickinson & Co.	5.081%	6/7/2029	15,493	15,935
	Becton Dickinson & Co.	2.823%	5/20/2030	6,850	6,411
	Biogen Inc.	2.250%	5/1/2030	9,589	8,724
	Biogen Inc.	5.050%	1/15/2031	8,000	8,216
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	7,585	7,473
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	7,015	6,797
	Boston Scientific Corp.	2.650%	6/1/2030	20,553	19,185
	Bristol-Myers Squibb Co.	3.250%	2/27/2027	21,377	21,167
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	13,732	13,618
	Bristol-Myers Squibb Co.	3.900%	2/20/2028	41,599	41,576
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	20,564	21,117

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	39,864	38,852
	Cardinal Health Inc.	4.700%	11/15/2026	2,209	2,223
	Cardinal Health Inc.	3.410%	6/15/2027	27,265	26,913
	Cardinal Health Inc.	5.125%	2/15/2029	13,394	13,768
	Cardinal Health Inc.	5.000%	11/15/2029	9,425	9,652
	Cardinal Health Inc.	4.500%	9/15/2030	5,000	5,008
	Cencora Inc.	3.450%	12/15/2027	22,095	21,764
	Cencora Inc.	4.625%	12/15/2027	4,313	4,355
	Cencora Inc.	4.850%	12/15/2029	12,442	12,697
	Cencora Inc.	2.800%	5/15/2030	10,005	9,372
	Cencora Inc.	2.700%	3/15/2031	7,575	6,927
	Centene Corp.	4.250%	12/15/2027	36,580	35,742
	Centene Corp.	2.450%	7/15/2028	47,369	43,793
	Centene Corp.	4.625%	12/15/2029	55,268	53,252
	Centene Corp.	3.375%	2/15/2030	26,200	23,909
[2]	Cigna Group	3.400%	3/1/2027	19,456	19,249
	Cigna Group	4.375%	10/15/2028	77,154	77,560
	Cigna Group	5.000%	5/15/2029	19,984	20,518
	Cigna Group	2.400%	3/15/2030	10,824	9,971
	CommonSpirit Health	6.073%	11/1/2027	5,918	6,133
	CommonSpirit Health	3.347%	10/1/2029	15,209	14,663
	CVS Health Corp.	3.625%	4/1/2027	3,688	3,652
	CVS Health Corp.	6.250%	6/1/2027	7,064	7,292
	CVS Health Corp.	1.300%	8/21/2027	51,696	48,795
	CVS Health Corp.	4.300%	3/25/2028	90,739	90,694
	CVS Health Corp.	5.000%	1/30/2029	9,609	9,800
	CVS Health Corp.	5.400%	6/1/2029	19,220	19,858
	CVS Health Corp.	3.250%	8/15/2029	43,802	41,898
	CVS Health Corp.	5.125%	2/21/2030	23,483	24,035
	CVS Health Corp.	3.750%	4/1/2030	7,839	7,574
	CVS Health Corp.	1.750%	8/21/2030	9,915	8,663
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	13,585	12,481
	DH Europe Finance II Sarl	2.600%	11/15/2029	15,398	14,492
	Edwards Lifesciences Corp.	4.300%	6/15/2028	10,965	11,019
	Elevance Health Inc.	3.650%	12/1/2027	31,448	31,175
	Elevance Health Inc.	4.101%	3/1/2028	8,055	8,049
	Elevance Health Inc.	5.150%	6/15/2029	9,368	9,649
	Elevance Health Inc.	2.875%	9/15/2029	18,503	17,530
	Elevance Health Inc.	4.750%	2/15/2030	18,117	18,411
	Elevance Health Inc.	2.250%	5/15/2030	19,516	17,799
	Eli Lilly & Co.	4.500%	2/9/2027	24,403	24,596
	Eli Lilly & Co.	4.150%	8/14/2027	24,335	24,484
	Eli Lilly & Co.	4.550%	2/12/2028	19,144	19,433
	Eli Lilly & Co.	4.000%	10/15/2028	10,152	10,176
	Eli Lilly & Co.	4.500%	2/9/2029	26,484	26,918
	Eli Lilly & Co.	3.375%	3/15/2029	25,369	24,889
	Eli Lilly & Co.	4.200%	8/14/2029	31,946	32,203
	Eli Lilly & Co.	4.750%	2/12/2030	16,249	16,711
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	35,390	36,478
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	12,152	12,400
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	17,885	18,989
	Gilead Sciences Inc.	2.950%	3/1/2027	23,171	22,818
	Gilead Sciences Inc.	1.200%	10/1/2027	15,405	14,563
	Gilead Sciences Inc.	4.800%	11/15/2029	14,645	15,022
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	34,825	34,809
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	13,103	13,258
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	5,253	5,286
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	8,954	8,741
	HCA Inc.	5.375%	9/1/2026	22,002	22,083
	HCA Inc.	4.500%	2/15/2027	26,935	26,961
	HCA Inc.	3.125%	3/15/2027	19,676	19,362
	HCA Inc.	5.000%	3/1/2028	2,955	3,007
	HCA Inc.	5.625%	9/1/2028	31,853	32,855
	HCA Inc.	5.875%	2/1/2029	2,525	2,630
	HCA Inc.	3.375%	3/15/2029	13,762	13,323
	HCA Inc.	4.125%	6/15/2029	37,722	37,358
	HCA Inc.	5.250%	3/1/2030	19,825	20,474
	HCA Inc.	3.500%	9/1/2030	1,083	1,033
	Humana Inc.	1.350%	2/3/2027	11,573	11,115
	Humana Inc.	3.950%	3/15/2027	3,201	3,191

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	5.750%	3/1/2028	11,148	11,533
	Humana Inc.	5.750%	12/1/2028	7,464	7,783
	Humana Inc.	3.700%	3/23/2029	18,718	18,334
	Humana Inc.	3.125%	8/15/2029	11,979	11,402
	Humana Inc.	4.875%	4/1/2030	3,454	3,499
	Icon Investments Six DAC	5.809%	5/8/2027	13,240	13,519
	Illumina Inc.	4.650%	9/9/2026	7,950	7,968
	Illumina Inc.	5.750%	12/13/2027	6,898	7,094
	IQVIA Inc.	5.700%	5/15/2028	11,983	12,365
	IQVIA Inc.	6.250%	2/1/2029	10,358	10,915
	Johnson & Johnson	4.500%	3/1/2027	11,358	11,471
	Johnson & Johnson	2.950%	3/3/2027	9,754	9,637
	Johnson & Johnson	2.900%	1/15/2028	39,367	38,642
	Johnson & Johnson	4.550%	3/1/2028	10,385	10,580
	Johnson & Johnson	4.800%	6/1/2029	27,816	28,701
	Johnson & Johnson	6.950%	9/1/2029	300	335
	Johnson & Johnson	4.700%	3/1/2030	19,474	20,059
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	4,982	4,716
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	11,027	11,024
	McKesson Corp.	4.250%	9/15/2029	15,219	15,272
	McKesson Corp.	4.650%	5/30/2030	27,205	27,647
	Medtronic Global Holdings SCA	4.250%	3/30/2028	23,888	24,056
	Merck & Co. Inc.	1.700%	6/10/2027	29,952	28,863
	Merck & Co. Inc.	4.050%	5/17/2028	18,047	18,137
	Merck & Co. Inc.	1.900%	12/10/2028	7,030	6,599
	Merck & Co. Inc.	3.400%	3/7/2029	37,310	36,592
	Merck & Co. Inc.	1.450%	6/24/2030	10,260	9,065
	Mylan Inc.	4.550%	4/15/2028	13,730	13,643
	Novartis Capital Corp.	3.100%	5/17/2027	23,552	23,264
	Novartis Capital Corp.	3.800%	9/18/2029	21,679	21,608
	Novartis Capital Corp.	2.200%	8/14/2030	19,550	17,945
	Pfizer Inc.	3.000%	12/15/2026	33,495	33,118
	Pfizer Inc.	3.450%	3/15/2029	24,395	24,022
	Pfizer Inc.	2.625%	4/1/2030	11,673	10,957
	Pfizer Inc.	1.700%	5/28/2030	24,550	21,981
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	76,954	77,839
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	29,414	29,965
	Pharmacia LLC	6.600%	12/1/2028	9,323	10,029
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	984	969
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	5,440	5,076
	Quest Diagnostics Inc.	4.200%	6/30/2029	5,707	5,712
	Quest Diagnostics Inc.	4.625%	12/15/2029	14,272	14,488
	Quest Diagnostics Inc.	2.950%	6/30/2030	11,600	10,917
	Revvity Inc.	1.900%	9/15/2028	9,416	8,769
	Revvity Inc.	3.300%	9/15/2029	14,986	14,317
	Royalty Pharma plc	1.750%	9/2/2027	33,402	31,783
	Royalty Pharma plc	5.150%	9/2/2029	209	214
	Sanofi SA	3.625%	6/19/2028	10,499	10,440
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/2026	650	643
	Smith & Nephew plc	5.150%	3/20/2027	1,008	1,021
	Solventum Corp.	5.450%	2/25/2027	21,855	22,273
	Solventum Corp.	5.400%	3/1/2029	27,741	28,924
[2]	SSM Health Care Corp.	3.823%	6/1/2027	1,264	1,258
	SSM Health Care Corp.	4.894%	6/1/2028	1,715	1,746
	Stryker Corp.	4.550%	2/10/2027	14,465	14,578
	Stryker Corp.	4.700%	2/10/2028	22,575	22,922
	Stryker Corp.	3.650%	3/7/2028	12,212	12,111
	Stryker Corp.	4.850%	12/8/2028	13,332	13,656
	Stryker Corp.	4.250%	9/11/2029	14,399	14,452
	Stryker Corp.	4.850%	2/10/2030	10,467	10,732
	Stryker Corp.	1.950%	6/15/2030	15,525	13,996
[2]	Sutter Health	2.294%	8/15/2030	2,344	2,140
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	31,374	32,085
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	36,920	33,471
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	17,784	17,981
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	12,383	12,599
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	25,048	23,408
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	9,384	9,662
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	17,554	16,631
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	3,159	3,272

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.450%	1/15/2027	17,946	17,794
	UnitedHealth Group Inc.	3.375%	4/15/2027	2,673	2,644
	UnitedHealth Group Inc.	4.600%	4/15/2027	12,899	13,003
	UnitedHealth Group Inc.	3.700%	5/15/2027	9,264	9,213
	UnitedHealth Group Inc.	2.950%	10/15/2027	6,297	6,157
	UnitedHealth Group Inc.	5.250%	2/15/2028	15,546	15,980
	UnitedHealth Group Inc.	3.850%	6/15/2028	11,916	11,859
	UnitedHealth Group Inc.	4.400%	6/15/2028	6,470	6,527
	UnitedHealth Group Inc.	3.875%	12/15/2028	21,420	21,246
	UnitedHealth Group Inc.	4.250%	1/15/2029	29,317	29,399
	UnitedHealth Group Inc.	4.700%	4/15/2029	10,104	10,286
	UnitedHealth Group Inc.	4.000%	5/15/2029	19,458	19,363
	UnitedHealth Group Inc.	2.875%	8/15/2029	19,129	18,223
	UnitedHealth Group Inc.	4.800%	1/15/2030	12,964	13,246
	UnitedHealth Group Inc.	5.300%	2/15/2030	22,020	22,901
	UnitedHealth Group Inc.	2.000%	5/15/2030	18,490	16,715
	Universal Health Services Inc.	1.650%	9/1/2026	585	569
	Universal Health Services Inc.	4.625%	10/15/2029	8,713	8,685
	Viatris Inc.	2.300%	6/22/2027	18,183	17,458
	Viatris Inc.	2.700%	6/22/2030	18,602	16,712
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	10,916	11,302
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	23,280	23,943
	Zoetis Inc.	3.000%	9/12/2027	18,344	17,987
	Zoetis Inc.	4.150%	8/17/2028	10,392	10,419
	Zoetis Inc.	3.900%	8/20/2028	9,469	9,455
	Zoetis Inc.	2.000%	5/15/2030	12,050	10,929
					3,871,069
Industrials (6.8%)
	3M Co.	2.875%	10/15/2027	17,382	16,977
[2]	3M Co.	3.625%	9/14/2028	9,516	9,405
	3M Co.	2.375%	8/26/2029	16,903	15,817
	3M Co.	4.800%	3/15/2030	25,088	25,644
	AGCO Corp.	5.450%	3/21/2027	5,715	5,793
	Allegion plc	3.500%	10/1/2029	7,430	7,184
[2]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/2026	5,153	5,108
[2]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/2027	604	593
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	6,308	6,177
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	672	658
	Amphenol Corp.	5.050%	4/5/2027	18,630	18,914
	Amphenol Corp.	4.375%	6/12/2028	12,995	13,121
	Amphenol Corp.	5.050%	4/5/2029	10,786	11,122
	Amphenol Corp.	4.350%	6/1/2029	10,009	10,105
	Amphenol Corp.	2.800%	2/15/2030	9,859	9,320
	Boeing Co.	2.700%	2/1/2027	28,351	27,711
	Boeing Co.	2.800%	3/1/2027	8,257	8,079
	Boeing Co.	5.040%	5/1/2027	36,886	37,235
	Boeing Co.	6.259%	5/1/2027	10,628	10,933
	Boeing Co.	3.250%	2/1/2028	32,260	31,493
	Boeing Co.	3.200%	3/1/2029	18,515	17,821
	Boeing Co.	6.298%	5/1/2029	19,928	21,153
	Boeing Co.	2.950%	2/1/2030	10,070	9,451
	Boeing Co.	5.150%	5/1/2030	73,502	75,327
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	12,504	12,360
	Canadian Pacific Railway Co.	1.750%	12/2/2026	30,454	29,590
	Canadian Pacific Railway Co.	2.875%	11/15/2029	4,060	3,858
	Canadian Pacific Railway Co.	4.800%	3/30/2030	23,389	23,948
	Carrier Global Corp.	2.493%	2/15/2027	25,835	25,273
	Carrier Global Corp.	2.722%	2/15/2030	37,577	35,285
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/2026	15,147	14,703
	Caterpillar Financial Services Corp.	4.450%	10/16/2026	2,145	2,156
	Caterpillar Financial Services Corp.	4.500%	1/7/2027	12,469	12,562
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	3,109	3,019
	Caterpillar Financial Services Corp.	4.500%	1/8/2027	13,248	13,345
	Caterpillar Financial Services Corp.	5.000%	5/14/2027	9,191	9,347
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	21,049	20,928
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	18,229	17,254
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	11,165	11,278
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	16,015	16,237
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	7,592	7,677

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	14,750	14,802
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	16,368	16,808
	Caterpillar Financial Services Corp.	4.375%	8/16/2029	9,710	9,850
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	32,138	32,920
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	8,321	8,581
	Caterpillar Inc.	2.600%	4/9/2030	8,806	8,273
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	10,089	10,096
	CNH Industrial Capital LLC	4.750%	3/21/2028	13,928	14,085
	CNH Industrial Capital LLC	4.550%	4/10/2028	14,323	14,443
	CNH Industrial Capital LLC	5.500%	1/12/2029	5,226	5,413
	CNH Industrial Capital LLC	5.100%	4/20/2029	12,155	12,464
[2]	CNH Industrial NV	3.850%	11/15/2027	2,521	2,508
	CSX Corp.	2.600%	11/1/2026	10,858	10,675
	CSX Corp.	3.250%	6/1/2027	18,639	18,386
	CSX Corp.	3.800%	3/1/2028	8,725	8,680
	CSX Corp.	4.250%	3/15/2029	30,136	30,257
	CSX Corp.	2.400%	2/15/2030	6,894	6,408
	Cummins Inc.	4.250%	5/9/2028	4,475	4,511
	Cummins Inc.	4.900%	2/20/2029	5,626	5,781
	Deere & Co.	3.100%	4/15/2030	5,970	5,716
	Delta Air Lines Inc.	4.375%	4/19/2028	14,859	14,862
	Delta Air Lines Inc.	4.950%	7/10/2028	18,551	18,773
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	1,640	1,650
	Delta Air Lines Inc.	3.750%	10/28/2029	20,500	19,885
	Delta Air Lines Inc.	5.250%	7/10/2030	22,292	22,743
	Eaton Capital ULC	4.450%	5/9/2030	6,160	6,220
	Eaton Corp.	3.103%	9/15/2027	14,710	14,473
	Emerson Electric Co.	0.875%	10/15/2026	15,240	14,729
	Emerson Electric Co.	1.800%	10/15/2027	9,561	9,161
	Emerson Electric Co.	2.000%	12/21/2028	14,710	13,828
[3]	FedEx Corp.	3.100%	8/5/2029	18,402	17,590
[3]	FedEx Corp.	4.250%	5/15/2030	7,672	7,586
	General Dynamics Corp.	3.500%	4/1/2027	6,918	6,882
	General Dynamics Corp.	2.625%	11/15/2027	8,107	7,890
	General Dynamics Corp.	3.750%	5/15/2028	21,082	21,030
	General Electric Co.	4.300%	7/29/2030	6,815	6,847
	Hexcel Corp.	4.200%	2/15/2027	6,371	6,326
	Honeywell International Inc.	2.500%	11/1/2026	28,010	27,499
	Honeywell International Inc.	1.100%	3/1/2027	7,013	6,712
	Honeywell International Inc.	4.650%	7/30/2027	21,655	21,918
	Honeywell International Inc.	2.700%	8/15/2029	12,380	11,778
	Honeywell International Inc.	4.875%	9/1/2029	9,197	9,468
	Honeywell International Inc.	4.700%	2/1/2030	32,855	33,503
	Howmet Aerospace Inc.	5.900%	2/1/2027	5,234	5,352
	Howmet Aerospace Inc.	6.750%	1/15/2028	1,035	1,093
	Howmet Aerospace Inc.	3.000%	1/15/2029	16,183	15,583
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	14,602	14,347
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	13,178	12,352
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	25,336	26,135
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	377	372
	IDEX Corp.	4.950%	9/1/2029	8,162	8,338
	Illinois Tool Works Inc.	2.650%	11/15/2026	200	197
	Ingersoll Rand Inc.	5.197%	6/15/2027	8,182	8,324
	Ingersoll Rand Inc.	5.176%	6/15/2029	12,354	12,762
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	16,201	17,072
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	6,410	6,561
[2]	John Deere Capital Corp.	5.150%	9/8/2026	14,625	14,792
[2]	John Deere Capital Corp.	2.250%	9/14/2026	13,009	12,776
[2]	John Deere Capital Corp.	1.300%	10/13/2026	258	251
[2]	John Deere Capital Corp.	4.500%	1/8/2027	12,248	12,337
[2]	John Deere Capital Corp.	1.700%	1/11/2027	13,220	12,838
[2]	John Deere Capital Corp.	4.850%	3/5/2027	8,629	8,746
[2]	John Deere Capital Corp.	2.350%	3/8/2027	20,096	19,627
[2]	John Deere Capital Corp.	4.900%	6/11/2027	6,507	6,624
[2]	John Deere Capital Corp.	4.150%	9/15/2027	22,074	22,167
[2]	John Deere Capital Corp.	4.750%	1/20/2028	29,003	29,533
[2]	John Deere Capital Corp.	4.900%	3/3/2028	21,114	21,588
[2]	John Deere Capital Corp.	4.250%	6/5/2028	15,415	15,544
[2]	John Deere Capital Corp.	4.950%	7/14/2028	35,813	36,801
	John Deere Capital Corp.	4.500%	1/16/2029	13,335	13,543

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	John Deere Capital Corp.	3.450%	3/7/2029	9,736	9,558
[2]	John Deere Capital Corp.	3.350%	4/18/2029	11,567	11,307
[2]	John Deere Capital Corp.	4.850%	6/11/2029	13,102	13,475
[2]	John Deere Capital Corp.	2.450%	1/9/2030	24,557	22,966
[2]	John Deere Capital Corp.	4.550%	6/5/2030	29,076	29,541
[2]	John Deere Capital Corp.	4.700%	6/10/2030	9,720	9,961
	Johnson Controls International plc	5.500%	4/19/2029	13,972	14,563
	Kennametal Inc.	4.625%	6/15/2028	4,955	4,990
	Keysight Technologies Inc.	4.600%	4/6/2027	15,076	15,144
	Keysight Technologies Inc.	3.000%	10/30/2029	7,697	7,304
	Keysight Technologies Inc.	5.350%	7/30/2030	6,465	6,718
	L3Harris Technologies Inc.	3.850%	12/15/2026	14,030	13,959
	L3Harris Technologies Inc.	5.400%	1/15/2027	27,883	28,317
[2]	L3Harris Technologies Inc.	4.400%	6/15/2028	19,565	19,672
	L3Harris Technologies Inc.	5.050%	6/1/2029	20,592	21,139
	L3Harris Technologies Inc.	2.900%	12/15/2029	8,125	7,670
	Lennox International Inc.	1.700%	8/1/2027	5,100	4,864
	Lennox International Inc.	5.500%	9/15/2028	10,773	11,155
	LKQ Corp.	5.750%	6/15/2028	10,295	10,632
	Lockheed Martin Corp.	5.100%	11/15/2027	20,785	21,283
	Lockheed Martin Corp.	4.150%	8/15/2028	8,485	8,529
	Lockheed Martin Corp.	4.500%	2/15/2029	17,049	17,292
	Lockheed Martin Corp.	4.400%	8/15/2030	9,011	9,083
	MasTec Inc.	5.900%	6/15/2029	12,420	12,996
	Nordson Corp.	5.600%	9/15/2028	6,281	6,516
	Nordson Corp.	4.500%	12/15/2029	11,330	11,425
	Norfolk Southern Corp.	7.800%	5/15/2027	14,727	15,609
	Norfolk Southern Corp.	3.150%	6/1/2027	8,373	8,245
	Norfolk Southern Corp.	3.800%	8/1/2028	23,153	23,047
	Norfolk Southern Corp.	2.550%	11/1/2029	8,503	8,001
	Northrop Grumman Corp.	3.200%	2/1/2027	13,518	13,350
	Northrop Grumman Corp.	3.250%	1/15/2028	40,431	39,695
	Northrop Grumman Corp.	4.400%	5/1/2030	13,425	13,530
	Northrop Grumman Corp.	4.650%	7/15/2030	17,485	17,766
	nVent Finance Sarl	4.550%	4/15/2028	7,021	7,038
	Oshkosh Corp.	4.600%	5/15/2028	4,807	4,838
	Oshkosh Corp.	3.100%	3/1/2030	4,400	4,137
	Otis Worldwide Corp.	2.293%	4/5/2027	11,362	11,062
	Otis Worldwide Corp.	5.250%	8/16/2028	15,050	15,519
	Otis Worldwide Corp.	2.565%	2/15/2030	24,455	22,790
[2]	PACCAR Financial Corp.	4.500%	11/25/2026	8,711	8,775
[2]	PACCAR Financial Corp.	2.000%	2/4/2027	3,412	3,320
	PACCAR Financial Corp.	5.000%	5/13/2027	5,983	6,087
	PACCAR Financial Corp.	4.250%	6/23/2027	10,564	10,626
	PACCAR Financial Corp.	4.450%	8/6/2027	7,031	7,115
	PACCAR Financial Corp.	4.600%	1/10/2028	9,347	9,500
	PACCAR Financial Corp.	4.550%	3/3/2028	6,548	6,653
	PACCAR Financial Corp.	4.000%	8/8/2028	7,000	7,018
[2]	PACCAR Financial Corp.	4.950%	8/10/2028	7,964	8,195
[2]	PACCAR Financial Corp.	4.600%	1/31/2029	2,622	2,675
	PACCAR Financial Corp.	4.550%	5/8/2030	7,695	7,845
	Parker-Hannifin Corp.	4.250%	9/15/2027	36,697	36,832
	Parker-Hannifin Corp.	3.250%	6/14/2029	7,482	7,253
	Parker-Hannifin Corp.	4.500%	9/15/2029	29,995	30,394
	Regal Rexnord Corp.	6.050%	4/15/2028	24,932	25,803
[2]	Regal Rexnord Corp.	6.300%	2/15/2030	17,617	18,644
	Republic Services Inc.	3.375%	11/15/2027	10,492	10,370
	Republic Services Inc.	3.950%	5/15/2028	14,721	14,723
	Republic Services Inc.	4.875%	4/1/2029	13,461	13,806
	Republic Services Inc.	2.300%	3/1/2030	13,025	12,042
	Republic Services Inc.	4.750%	7/15/2030	4,983	5,113
	Rockwell Automation Inc.	3.500%	3/1/2029	6,928	6,795
	RTX Corp.	2.650%	11/1/2026	5,779	5,680
	RTX Corp.	5.750%	11/8/2026	22,699	23,075
	RTX Corp.	3.500%	3/15/2027	34,664	34,357
	RTX Corp.	3.125%	5/4/2027	25,506	25,111
	RTX Corp.	7.200%	8/15/2027	465	493
	RTX Corp.	4.125%	11/16/2028	38,114	38,139
	RTX Corp.	5.750%	1/15/2029	11,447	12,006
	RTX Corp.	7.500%	9/15/2029	8,062	9,027

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	2.250%	7/1/2030	14,720	13,448
[2]	Ryder System Inc.	1.750%	9/1/2026	4,833	4,709
[2]	Ryder System Inc.	2.900%	12/1/2026	7,703	7,569
[2]	Ryder System Inc.	2.850%	3/1/2027	930	911
[2]	Ryder System Inc.	5.300%	3/15/2027	10,914	11,074
[2]	Ryder System Inc.	5.650%	3/1/2028	12,284	12,707
[2]	Ryder System Inc.	5.250%	6/1/2028	15,119	15,530
	Ryder System Inc.	6.300%	12/1/2028	398	424
[2]	Ryder System Inc.	5.375%	3/15/2029	16,710	17,277
[2]	Ryder System Inc.	5.500%	6/1/2029	3,730	3,887
[2]	Ryder System Inc.	4.950%	9/1/2029	4,290	4,385
[2]	Ryder System Inc.	4.900%	12/1/2029	4,500	4,590
	Ryder System Inc.	5.000%	3/15/2030	4,904	5,020
[2]	Ryder System Inc.	4.850%	6/15/2030	4,300	4,382
	Southwest Airlines Co.	3.000%	11/15/2026	11,694	11,498
	Southwest Airlines Co.	5.125%	6/15/2027	38,844	39,288
	Southwest Airlines Co.	3.450%	11/16/2027	3,291	3,232
	Southwest Airlines Co.	2.625%	2/10/2030	7,444	6,846
	Teledyne Technologies Inc.	2.250%	4/1/2028	18,693	17,805
	Textron Inc.	3.650%	3/15/2027	4,531	4,485
	Textron Inc.	3.900%	9/17/2029	4,860	4,793
	Textron Inc.	3.000%	6/1/2030	10,700	10,044
	Timken Co.	4.500%	12/15/2028	5,143	5,181
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	16,853	16,684
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	13,019	12,971
	Trimble Inc.	4.900%	6/15/2028	10,014	10,157
	Tyco Electronics Group SA	3.125%	8/15/2027	10,205	10,025
	Union Pacific Corp.	3.950%	9/10/2028	25,111	25,086
	Union Pacific Corp.	6.625%	2/1/2029	5,821	6,279
	Union Pacific Corp.	3.700%	3/1/2029	14,533	14,355
	Union Pacific Corp.	2.400%	2/5/2030	5,784	5,388
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	22,243	22,770
[2]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/2030	986	943
	United Parcel Service Inc.	2.400%	11/15/2026	7,409	7,270
	United Parcel Service Inc.	3.050%	11/15/2027	23,919	23,504
	United Parcel Service Inc.	3.400%	3/15/2029	12,657	12,422
	United Parcel Service Inc.	4.450%	4/1/2030	7,920	8,054
	Veralto Corp.	5.500%	9/18/2026	8,240	8,324
	Veralto Corp.	5.350%	9/18/2028	15,387	15,891
	Vontier Corp.	2.400%	4/1/2028	749	711
	Waste Connections Inc.	4.250%	12/1/2028	21,626	21,787
	Waste Connections Inc.	3.500%	5/1/2029	10,651	10,478
	Waste Connections Inc.	2.600%	2/1/2030	3,672	3,448
	Waste Management Inc.	4.950%	7/3/2027	12,375	12,593
	Waste Management Inc.	3.150%	11/15/2027	16,303	16,021
	Waste Management Inc.	4.500%	3/15/2028	10,360	10,488
	Waste Management Inc.	4.875%	2/15/2029	20,121	20,695
	Waste Management Inc.	2.000%	6/1/2029	8,895	8,274
	Waste Management Inc.	4.625%	2/15/2030	21,318	21,720
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/2026	405	401
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	22,520	22,809
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	6,509	6,651
	Xylem Inc.	3.250%	11/1/2026	6,710	6,633
	Xylem Inc.	1.950%	1/30/2028	3,092	2,952
					3,108,653
Materials (2.3%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	12,160	11,746
	Air Products and Chemicals Inc.	4.600%	2/8/2029	16,476	16,760
	Air Products and Chemicals Inc.	2.050%	5/15/2030	13,235	12,071
	Albemarle Corp.	4.650%	6/1/2027	12,981	12,990
	Amcor Finance USA Inc.	4.500%	5/15/2028	12,544	12,602
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	7,090	7,167
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	26,310	26,898
[3]	Amrize Finance US LLC	4.600%	4/7/2027	10,039	10,092
[3]	Amrize Finance US LLC	4.700%	4/7/2028	3,381	3,422
[3]	Amrize Finance US LLC	4.950%	4/7/2030	24,254	24,751
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	14,046	13,523
	ArcelorMittal SA	6.550%	11/29/2027	32,985	34,394
	ArcelorMittal SA	4.250%	7/16/2029	1,560	1,556

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2026	16,411	16,589
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	24,666	25,091
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	7,793	8,024
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	10,992	11,349
	Cabot Corp.	4.000%	7/1/2029	4,442	4,393
	Carlisle Cos. Inc.	3.750%	12/1/2027	7,823	7,749
	Carlisle Cos. Inc.	2.750%	3/1/2030	11,750	10,987
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	8,034	7,905
	CRH SMW Finance DAC	5.200%	5/21/2029	17,375	17,928
	CRH SMW Finance DAC	5.125%	1/9/2030	23,487	24,158
	Dow Chemical Co.	4.800%	11/30/2028	16,928	17,148
	DuPont de Nemours Inc.	4.725%	11/15/2028	45,870	46,738
	Eastman Chemical Co.	4.500%	12/1/2028	3,765	3,783
	Eastman Chemical Co.	5.000%	8/1/2029	21,370	21,762
	Ecolab Inc.	2.700%	11/1/2026	15,217	14,982
	Ecolab Inc.	1.650%	2/1/2027	7,250	7,020
	Ecolab Inc.	5.250%	1/15/2028	9,871	10,165
	Ecolab Inc.	4.300%	6/15/2028	6,859	6,920
	EIDP Inc.	2.300%	7/15/2030	17,604	16,165
	FMC Corp.	3.450%	10/1/2029	7,176	6,787
	Freeport-McMoRan Inc.	5.000%	9/1/2027	12,252	12,255
	Freeport-McMoRan Inc.	4.125%	3/1/2028	11,124	11,069
	Freeport-McMoRan Inc.	4.375%	8/1/2028	5,049	5,050
	Freeport-McMoRan Inc.	5.250%	9/1/2029	2,416	2,451
	Freeport-McMoRan Inc.	4.250%	3/1/2030	5,825	5,754
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	1,875	1,884
	Kinross Gold Corp.	4.500%	7/15/2027	7,131	7,145
	LYB International Finance II BV	3.500%	3/2/2027	13,100	12,936
	Martin Marietta Materials Inc.	3.450%	6/1/2027	5,634	5,564
	Martin Marietta Materials Inc.	3.500%	12/15/2027	7,505	7,404
[2]	Martin Marietta Materials Inc.	2.500%	3/15/2030	3,585	3,324
	Mosaic Co.	4.050%	11/15/2027	1,297	1,291
	Mosaic Co.	5.375%	11/15/2028	13,065	13,464
	Newmont Corp.	3.250%	5/13/2030	11,661	11,166
	Nucor Corp.	4.300%	5/23/2027	20,125	20,182
	Nucor Corp.	3.950%	5/1/2028	16,667	16,629
	Nucor Corp.	2.700%	6/1/2030	8,010	7,477
	Nucor Corp.	4.650%	6/1/2030	10,312	10,467
	Nutrien Ltd.	4.000%	12/15/2026	11,328	11,296
	Nutrien Ltd.	4.900%	3/27/2028	21,940	22,315
	Nutrien Ltd.	4.200%	4/1/2029	21,043	20,982
	Nutrien Ltd.	2.950%	5/13/2030	7,395	6,957
	Packaging Corp. of America	3.000%	12/15/2029	6,870	6,554
	PPG Industries Inc.	3.750%	3/15/2028	21,664	21,468
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	6,727	7,284
	Rio Tinto Finance USA plc	4.375%	3/12/2027	6,347	6,384
	Rio Tinto Finance USA plc	4.500%	3/14/2028	12,412	12,541
	Rio Tinto Finance USA plc	4.875%	3/14/2030	25,320	25,957
	RPM International Inc.	3.750%	3/15/2027	9,932	9,852
	Sherwin-Williams Co.	3.450%	6/1/2027	30,049	29,702
	Sherwin-Williams Co.	2.300%	5/15/2030	4,475	4,101
	Sherwin-Williams Co.	4.500%	8/15/2030	3,742	3,762
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	25,316	26,116
	Sonoco Products Co.	4.450%	9/1/2026	11,381	11,375
	Sonoco Products Co.	2.250%	2/1/2027	2,953	2,867
	Sonoco Products Co.	4.600%	9/1/2029	16,273	16,333
	Steel Dynamics Inc.	5.000%	12/15/2026	6,000	6,006
	Steel Dynamics Inc.	1.650%	10/15/2027	7,405	7,016
	Steel Dynamics Inc.	3.450%	4/15/2030	13,295	12,748
	Suzano Austria GmbH	2.500%	9/15/2028	9,902	9,259
	Suzano Austria GmbH	6.000%	1/15/2029	28,059	28,903
	Suzano Austria GmbH	5.000%	1/15/2030	14,157	14,141
	Suzano International Finance BV	5.500%	1/17/2027	7,278	7,366
	Vale Overseas Ltd.	3.750%	7/8/2030	25,738	24,522
	Vulcan Materials Co.	3.900%	4/1/2027	8,930	8,898
	Vulcan Materials Co.	4.950%	12/1/2029	8,555	8,766
	Vulcan Materials Co.	3.500%	6/1/2030	12,120	11,698
	WestRock MWV LLC	8.200%	1/15/2030	7,512	8,652
	WRKCo Inc.	3.900%	6/1/2028	5,575	5,535

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	4.900%	3/15/2029	19,322	19,716
					1,048,199
Real Estate (4.2%)
	Agree LP	2.000%	6/15/2028	2,715	2,559
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	7,205	7,172
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	9,590	9,528
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	8,665	8,123
	American Homes 4 Rent LP	4.250%	2/15/2028	9,357	9,342
	American Homes 4 Rent LP	4.900%	2/15/2029	8,616	8,771
	American Homes 4 Rent LP	4.950%	6/15/2030	15,500	15,780
	American Tower Corp.	3.375%	10/15/2026	24,397	24,160
	American Tower Corp.	2.750%	1/15/2027	15,453	15,153
	American Tower Corp.	3.125%	1/15/2027	9,078	8,941
	American Tower Corp.	3.650%	3/15/2027	5,621	5,577
	American Tower Corp.	3.550%	7/15/2027	23,789	23,529
	American Tower Corp.	3.600%	1/15/2028	8,477	8,364
	American Tower Corp.	5.500%	3/15/2028	28,200	29,061
	American Tower Corp.	5.250%	7/15/2028	19,230	19,777
	American Tower Corp.	5.800%	11/15/2028	17,869	18,683
	American Tower Corp.	5.200%	2/15/2029	2,993	3,078
	American Tower Corp.	3.950%	3/15/2029	14,001	13,846
	American Tower Corp.	3.800%	8/15/2029	30,807	30,173
	American Tower Corp.	2.900%	1/15/2030	5,855	5,501
	American Tower Corp.	5.000%	1/31/2030	15,837	16,209
	American Tower Corp.	4.900%	3/15/2030	15,701	16,017
[2]	AvalonBay Communities Inc.	2.900%	10/15/2026	2,876	2,840
[2]	AvalonBay Communities Inc.	3.350%	5/15/2027	1,187	1,173
[2]	AvalonBay Communities Inc.	3.200%	1/15/2028	6,473	6,355
[2]	AvalonBay Communities Inc.	3.300%	6/1/2029	8,123	7,884
[2]	AvalonBay Communities Inc.	2.300%	3/1/2030	11,730	10,790
	Boston Properties LP	2.750%	10/1/2026	17,150	16,853
	Boston Properties LP	6.750%	12/1/2027	12,839	13,507
	Boston Properties LP	4.500%	12/1/2028	31,065	31,074
	Boston Properties LP	3.400%	6/21/2029	9,400	9,010
	Boston Properties LP	2.900%	3/15/2030	13,660	12,668
	Brixmor Operating Partnership LP	3.900%	3/15/2027	8,659	8,610
	Brixmor Operating Partnership LP	4.125%	5/15/2029	14,121	13,992
	Camden Property Trust	3.150%	7/1/2029	19,699	18,930
	CBRE Services Inc.	5.500%	4/1/2029	13,569	14,072
	CBRE Services Inc.	4.800%	6/15/2030	9,955	10,099
	COPT Defense Properties LP	2.000%	1/15/2029	8,534	7,882
	Cousins Properties LP	5.250%	7/15/2030	7,810	8,015
	Crown Castle Inc.	2.900%	3/15/2027	19,690	19,285
	Crown Castle Inc.	5.000%	1/11/2028	32,043	32,475
	Crown Castle Inc.	3.800%	2/15/2028	13,595	13,426
	Crown Castle Inc.	4.300%	2/15/2029	13,451	13,379
	Crown Castle Inc.	5.600%	6/1/2029	17,774	18,467
	Crown Castle Inc.	4.900%	9/1/2029	29,521	29,904
	Crown Castle Inc.	3.300%	7/1/2030	14,192	13,404
	CubeSmart LP	3.125%	9/1/2026	4,778	4,712
	CubeSmart LP	2.250%	12/15/2028	9,098	8,563
	CubeSmart LP	4.375%	2/15/2029	13,118	13,108
	Digital Realty Trust LP	3.700%	8/15/2027	24,131	23,943
	Digital Realty Trust LP	5.550%	1/15/2028	19,579	20,169
	Digital Realty Trust LP	4.450%	7/15/2028	526	530
	Digital Realty Trust LP	3.600%	7/1/2029	14,585	14,229
	DOC DR LLC	4.300%	3/15/2027	10,474	10,477
	DOC DR LLC	3.950%	1/15/2028	1,703	1,694
	EPR Properties	4.500%	6/1/2027	11,915	11,884
	EPR Properties	3.750%	8/15/2029	10,262	9,853
	Equinix Inc.	2.900%	11/18/2026	8,847	8,701
	Equinix Inc.	1.800%	7/15/2027	11,433	10,952
	Equinix Inc.	1.550%	3/15/2028	21,060	19,742
	Equinix Inc.	3.200%	11/18/2029	17,550	16,765
	Equinix Inc.	2.150%	7/15/2030	10,110	9,112
	ERP Operating LP	3.250%	8/1/2027	4,299	4,238
	ERP Operating LP	4.150%	12/1/2028	16,925	16,967
	ERP Operating LP	3.000%	7/1/2029	10,115	9,706
	ERP Operating LP	2.500%	2/15/2030	10,458	9,752

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	3.625%	5/1/2027	9,318	9,233
	Essex Portfolio LP	1.700%	3/1/2028	9,239	8,695
	Essex Portfolio LP	4.000%	3/1/2029	10,609	10,506
	Essex Portfolio LP	3.000%	1/15/2030	8,600	8,127
	Extra Space Storage LP	5.700%	4/1/2028	18,301	18,906
	Extra Space Storage LP	3.900%	4/1/2029	10,969	10,807
	Extra Space Storage LP	5.500%	7/1/2030	15,815	16,522
	Federal Realty OP LP	3.250%	7/15/2027	6,416	6,302
	Federal Realty OP LP	5.375%	5/1/2028	6,539	6,723
	GLP Capital LP	5.750%	6/1/2028	9,300	9,569
	GLP Capital LP	5.300%	1/15/2029	15,180	15,468
	GLP Capital LP	4.000%	1/15/2030	29,686	28,689
	Healthcare Realty Holdings LP	3.750%	7/1/2027	397	393
	Healthcare Realty Holdings LP	3.100%	2/15/2030	8,917	8,384
	Healthpeak OP LLC	1.350%	2/1/2027	4,411	4,242
	Healthpeak OP LLC	2.125%	12/1/2028	15,943	14,914
	Healthpeak OP LLC	3.500%	7/15/2029	17,651	17,156
	Healthpeak OP LLC	3.000%	1/15/2030	2,900	2,746
	Highwoods Realty LP	3.875%	3/1/2027	1,071	1,059
	Highwoods Realty LP	4.125%	3/15/2028	5,540	5,458
	Highwoods Realty LP	4.200%	4/15/2029	10,439	10,220
	Highwoods Realty LP	3.050%	2/15/2030	4,565	4,215
[2]	Host Hotels & Resorts LP	3.375%	12/15/2029	9,346	8,864
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	11,429	10,792
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	5,000	5,200
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	153	164
	Kilroy Realty LP	4.750%	12/15/2028	8,686	8,701
	Kilroy Realty LP	4.250%	8/15/2029	7,233	7,069
	Kilroy Realty LP	3.050%	2/15/2030	9,539	8,775
	Kimco Realty OP LLC	2.800%	10/1/2026	9,285	9,142
	Kimco Realty OP LLC	3.800%	4/1/2027	9,046	8,989
	Kite Realty Group LP	4.000%	10/1/2026	3,860	3,843
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	5,000	5,097
	LXP Industrial Trust	6.750%	11/15/2028	3,400	3,612
	Mid-America Apartments LP	1.100%	9/15/2026	5,480	5,309
	Mid-America Apartments LP	3.600%	6/1/2027	17,244	17,120
	Mid-America Apartments LP	4.200%	6/15/2028	6,844	6,861
	Mid-America Apartments LP	3.950%	3/15/2029	16,494	16,384
	Mid-America Apartments LP	2.750%	3/15/2030	8,000	7,511
	NNN REIT Inc.	3.600%	12/15/2026	10,645	10,577
	NNN REIT Inc.	3.500%	10/15/2027	5,840	5,762
	NNN REIT Inc.	4.300%	10/15/2028	11,049	11,081
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	2,481	2,484
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	11,531	11,628
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	14,545	13,916
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	11,610	11,777
	Piedmont Operating Partnership LP	9.250%	7/20/2028	15,244	16,940
	Piedmont Operating Partnership LP	6.875%	7/15/2029	5,570	5,891
	Piedmont Operating Partnership LP	3.150%	8/15/2030	5,000	4,523
	Prologis LP	3.250%	10/1/2026	10,231	10,142
	Prologis LP	2.125%	4/15/2027	8,561	8,308
	Prologis LP	3.375%	12/15/2027	10,877	10,731
	Prologis LP	4.875%	6/15/2028	24,712	25,278
	Prologis LP	3.875%	9/15/2028	388	386
	Prologis LP	4.000%	9/15/2028	8,782	8,777
	Prologis LP	2.250%	4/15/2030	18,814	17,303
	Prologis LP	1.250%	10/15/2030	5,000	4,326
	Prologis LP	4.750%	1/15/2031	12,000	12,236
	Public Storage Operating Co.	1.500%	11/9/2026	14,759	14,330
	Public Storage Operating Co.	3.094%	9/15/2027	2,266	2,226
	Public Storage Operating Co.	1.850%	5/1/2028	8,057	7,624
	Public Storage Operating Co.	1.950%	11/9/2028	9,629	9,038
	Public Storage Operating Co.	5.125%	1/15/2029	5,429	5,620
	Public Storage Operating Co.	3.385%	5/1/2029	14,989	14,620
	Public Storage Operating Co.	4.375%	7/1/2030	14,678	14,754
	Realty Income Corp.	4.450%	9/15/2026	4,205	4,209
	Realty Income Corp.	4.125%	10/15/2026	11,875	11,864
	Realty Income Corp.	3.000%	1/15/2027	12,822	12,627
	Realty Income Corp.	3.200%	1/15/2027	1,974	1,944
	Realty Income Corp.	3.950%	8/15/2027	13,739	13,710

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.400%	1/15/2028	14,044	13,866
	Realty Income Corp.	2.100%	3/15/2028	1,965	1,874
	Realty Income Corp.	4.750%	2/15/2029	14,406	14,681
	Realty Income Corp.	3.250%	6/15/2029	11,212	10,853
	Realty Income Corp.	4.000%	7/15/2029	12,848	12,758
	Realty Income Corp.	3.100%	12/15/2029	17,054	16,320
	Realty Income Corp.	4.850%	3/15/2030	14,928	15,307
	Regency Centers LP	3.600%	2/1/2027	50	50
	Regency Centers LP	4.125%	3/15/2028	3,052	3,046
	Regency Centers LP	2.950%	9/15/2029	10,915	10,407
	Regency Centers LP	3.700%	6/15/2030	8,000	7,791
	Rexford Industrial Realty LP	5.000%	6/15/2028	4,164	4,246
	Simon Property Group LP	3.250%	11/30/2026	12,343	12,214
	Simon Property Group LP	1.375%	1/15/2027	7,419	7,150
	Simon Property Group LP	3.375%	6/15/2027	4,910	4,859
	Simon Property Group LP	3.375%	12/1/2027	10,852	10,713
	Simon Property Group LP	1.750%	2/1/2028	18,582	17,630
	Simon Property Group LP	2.450%	9/13/2029	28,999	27,194
	Simon Property Group LP	2.650%	7/15/2030	9,987	9,281
	Simon Property Group LP	4.375%	10/1/2030	8,000	8,020
	Store Capital LLC	4.500%	3/15/2028	1,050	1,044
[3]	Store Capital LLC	5.400%	4/30/2030	6,282	6,396
	Sun Communities Operating LP	2.300%	11/1/2028	11,030	10,438
	Tanger Properties LP	3.875%	7/15/2027	2,243	2,218
[2]	UDR Inc.	2.950%	9/1/2026	5,103	5,033
[2]	UDR Inc.	4.400%	1/26/2029	7,714	7,733
[2]	UDR Inc.	3.200%	1/15/2030	10,963	10,486
	Ventas Realty LP	3.250%	10/15/2026	7,347	7,259
	Ventas Realty LP	3.850%	4/1/2027	9,498	9,447
	Ventas Realty LP	4.000%	3/1/2028	18,689	18,585
	Ventas Realty LP	4.400%	1/15/2029	20,357	20,421
	Ventas Realty LP	3.000%	1/15/2030	3,195	3,021
	VICI Properties LP	4.950%	2/15/2030	19,405	19,626
	Welltower OP LLC	2.700%	2/15/2027	8,853	8,691
	Welltower OP LLC	4.250%	4/15/2028	12,924	12,995
	Welltower OP LLC	4.125%	3/15/2029	7,952	7,950
	Welltower OP LLC	3.100%	1/15/2030	16,385	15,622
	Welltower OP LLC	4.500%	7/1/2030	17,400	17,568
	Weyerhaeuser Co.	4.000%	11/15/2029	23,477	23,217
	Weyerhaeuser Co.	4.000%	4/15/2030	12,265	12,091
	WP Carey Inc.	3.850%	7/15/2029	212	209
	WP Carey Inc.	4.650%	7/15/2030	5,321	5,351
					1,948,595
Technology (7.9%)
	Accenture Capital Inc.	3.900%	10/4/2027	32,737	32,739
	Accenture Capital Inc.	4.050%	10/4/2029	36,848	36,814
	Adobe Inc.	2.150%	2/1/2027	11,890	11,611
	Adobe Inc.	4.850%	4/4/2027	7,959	8,077
	Adobe Inc.	4.750%	1/17/2028	8,765	8,939
	Adobe Inc.	4.800%	4/4/2029	15,692	16,134
	Adobe Inc.	4.950%	1/17/2030	15,054	15,621
	Adobe Inc.	2.300%	2/1/2030	7,633	7,093
	Advanced Micro Devices Inc.	4.319%	3/24/2028	14,756	14,903
	Analog Devices Inc.	3.500%	12/5/2026	19,130	19,016
	Analog Devices Inc.	3.450%	6/15/2027	7,376	7,318
	Analog Devices Inc.	4.250%	6/15/2028	15,937	16,059
	Analog Devices Inc.	4.500%	6/15/2030	19,319	19,578
	Apple Inc.	3.200%	5/11/2027	50,278	49,755
	Apple Inc.	3.000%	6/20/2027	5,589	5,519
	Apple Inc.	2.900%	9/12/2027	38,095	37,473
	Apple Inc.	3.000%	11/13/2027	15,949	15,714
	Apple Inc.	1.200%	2/8/2028	28,922	27,206
	Apple Inc.	4.000%	5/10/2028	23,661	23,813
	Apple Inc.	4.000%	5/12/2028	14,217	14,308
	Apple Inc.	1.400%	8/5/2028	53,511	50,090
	Apple Inc.	3.250%	8/8/2029	13,369	13,080
	Apple Inc.	2.200%	9/11/2029	36,400	34,084
	Apple Inc.	1.650%	5/11/2030	24,949	22,495
	Apple Inc.	4.200%	5/12/2030	21,053	21,305

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Applied Materials Inc.	3.300%	4/1/2027	23,937	23,721
	Applied Materials Inc.	4.800%	6/15/2029	10,915	11,209
	Applied Materials Inc.	1.750%	6/1/2030	11,175	10,026
	Arrow Electronics Inc.	3.875%	1/12/2028	9,055	8,938
	Arrow Electronics Inc.	5.150%	8/21/2029	10,605	10,850
	Atlassian Corp.	5.250%	5/15/2029	9,637	9,922
	Autodesk Inc.	3.500%	6/15/2027	7,637	7,552
	Automatic Data Processing Inc.	1.700%	5/15/2028	20,344	19,247
	Avnet Inc.	6.250%	3/15/2028	469	488
	Broadcom Corp.	3.875%	1/15/2027	52,944	52,722
	Broadcom Inc.	3.459%	9/15/2026	20,561	20,409
	Broadcom Inc.	5.050%	7/12/2027	32,347	32,858
	Broadcom Inc.	4.150%	2/15/2028	14,440	14,452
	Broadcom Inc.	4.800%	4/15/2028	27,605	28,110
	Broadcom Inc.	4.110%	9/15/2028	35,209	35,188
[3]	Broadcom Inc.	4.000%	4/15/2029	26,037	25,846
	Broadcom Inc.	4.750%	4/15/2029	40,050	40,764
	Broadcom Inc.	5.050%	7/12/2029	50,455	51,870
	Broadcom Inc.	5.050%	4/15/2030	26,335	27,128
	Broadcom Inc.	4.600%	7/15/2030	29,604	29,894
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	11,444	10,827
	Cadence Design Systems Inc.	4.200%	9/10/2027	1,584	1,590
	Cadence Design Systems Inc.	4.300%	9/10/2029	19,597	19,709
	CDW LLC	2.670%	12/1/2026	23,281	22,786
	CDW LLC	4.250%	4/1/2028	4,670	4,646
	CDW LLC	3.250%	2/15/2029	17,206	16,465
	CDW LLC	5.100%	3/1/2030	11,281	11,479
	CGI Inc.	1.450%	9/14/2026	352	342
[3]	CGI Inc.	4.950%	3/14/2030	17,044	17,389
	Cintas Corp. No. 2	3.700%	4/1/2027	31,101	30,947
	Cintas Corp. No. 2	4.200%	5/1/2028	10,750	10,802
	Cisco Systems Inc.	2.500%	9/20/2026	28,334	27,907
	Cisco Systems Inc.	4.800%	2/26/2027	25,887	26,222
	Cisco Systems Inc.	4.550%	2/24/2028	15,054	15,280
	Cisco Systems Inc.	4.850%	2/26/2029	56,650	58,179
	Cisco Systems Inc.	4.750%	2/24/2030	27,112	27,827
	Dell International LLC	4.900%	10/1/2026	40,125	40,313
	Dell International LLC	5.250%	2/1/2028	30,112	30,859
	Dell International LLC	4.750%	4/1/2028	26,015	26,368
	Dell International LLC	5.300%	10/1/2029	41,851	43,306
	Dell International LLC	4.350%	2/1/2030	12,675	12,653
	Dell International LLC	5.000%	4/1/2030	20,114	20,599
	Dell International LLC	6.200%	7/15/2030	15,810	16,995
	DXC Technology Co.	2.375%	9/15/2028	19,332	18,137
	Equifax Inc.	5.100%	12/15/2027	5,061	5,156
	Equifax Inc.	5.100%	6/1/2028	21,199	21,669
	Equifax Inc.	4.800%	9/15/2029	17,471	17,749
	Fidelity National Information Services Inc.	1.650%	3/1/2028	17,477	16,455
	Fiserv Inc.	2.250%	6/1/2027	25,957	25,143
	Fiserv Inc.	5.450%	3/2/2028	25,089	25,797
	Fiserv Inc.	5.375%	8/21/2028	10,592	10,921
	Fiserv Inc.	4.200%	10/1/2028	22,240	22,216
	Fiserv Inc.	3.500%	7/1/2029	61,696	59,861
	Fiserv Inc.	2.650%	6/1/2030	4,900	4,525
	Flex Ltd.	4.875%	6/15/2029	1,629	1,647
	Flex Ltd.	4.875%	5/12/2030	9,430	9,528
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	13,018	13,036
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	14,663	14,729
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	7,550	7,766
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	44,679	44,966
	HP Inc.	3.000%	6/17/2027	28,414	27,843
	HP Inc.	4.750%	1/15/2028	27,526	27,891
	HP Inc.	4.000%	4/15/2029	26,969	26,620
	HP Inc.	5.400%	4/25/2030	15,780	16,390
	Hubbell Inc.	3.150%	8/15/2027	5,235	5,128
	Hubbell Inc.	3.500%	2/15/2028	7,786	7,660
	IBM International Capital Pte. Ltd.	4.600%	2/5/2027	1,065	1,072
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	14,781	14,990
	Intel Corp.	3.750%	3/25/2027	31,718	31,418
	Intel Corp.	3.150%	5/11/2027	31,340	30,731

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	3.750%	8/5/2027	18,472	18,285
	Intel Corp.	4.875%	2/10/2028	10,364	10,496
	Intel Corp.	1.600%	8/12/2028	17,260	16,006
	Intel Corp.	4.000%	8/5/2029	13,130	12,935
	Intel Corp.	2.450%	11/15/2029	49,475	45,604
	Intel Corp.	3.900%	3/25/2030	20,720	20,186
	International Business Machines Corp.	3.300%	1/27/2027	1,613	1,597
	International Business Machines Corp.	1.700%	5/15/2027	31,708	30,507
	International Business Machines Corp.	4.500%	2/6/2028	31,760	32,098
	International Business Machines Corp.	3.500%	5/15/2029	61,935	60,694
[2]	International Business Machines Corp.	4.800%	2/10/2030	22,785	23,331
	International Business Machines Corp.	1.950%	5/15/2030	23,162	20,921
	Intuit Inc.	5.125%	9/15/2028	18,635	19,259
	Intuit Inc.	1.650%	7/15/2030	13,650	12,150
	Jabil Inc.	3.950%	1/12/2028	12,543	12,435
	Jabil Inc.	5.450%	2/1/2029	6,707	6,892
	Juniper Networks Inc.	3.750%	8/15/2029	9,034	8,828
	KLA Corp.	4.100%	3/15/2029	17,815	17,842
	Kyndryl Holdings Inc.	2.050%	10/15/2026	15,210	14,802
	Kyndryl Holdings Inc.	2.700%	10/15/2028	9,816	9,331
	Lam Research Corp.	4.000%	3/15/2029	28,086	28,070
	Leidos Inc.	4.375%	5/15/2030	10,619	10,564
	Marvell Technology Inc.	2.450%	4/15/2028	9,589	9,181
	Marvell Technology Inc.	5.750%	2/15/2029	8,070	8,423
	Marvell Technology Inc.	4.750%	7/15/2030	8,107	8,183
	Microchip Technology Inc.	4.900%	3/15/2028	17,180	17,425
	Microchip Technology Inc.	5.050%	3/15/2029	22,609	23,050
	Microchip Technology Inc.	5.050%	2/15/2030	7,700	7,856
	Micron Technology Inc.	5.375%	4/15/2028	15,285	15,748
	Micron Technology Inc.	5.327%	2/6/2029	24,511	25,198
	Micron Technology Inc.	6.750%	11/1/2029	22,002	23,872
	Microsoft Corp.	3.300%	2/6/2027	50,449	50,076
	Moody's Corp.	4.250%	2/1/2029	14,113	14,176
	Motorola Solutions Inc.	4.600%	2/23/2028	9,111	9,205
	Motorola Solutions Inc.	5.000%	4/15/2029	14,723	15,058
	NetApp Inc.	2.375%	6/22/2027	6,817	6,597
	Nokia OYJ	4.375%	6/12/2027	2,841	2,821
	NVIDIA Corp.	3.200%	9/16/2026	8,268	8,202
	NVIDIA Corp.	1.550%	6/15/2028	33,750	31,790
	NVIDIA Corp.	2.850%	4/1/2030	10,050	9,610
	NXP BV	3.150%	5/1/2027	7,149	7,026
	NXP BV	5.550%	12/1/2028	150	155
	NXP BV	4.300%	6/18/2029	16,653	16,628
	NXP BV	3.400%	5/1/2030	14,050	13,444
	Oracle Corp.	2.800%	4/1/2027	42,253	41,358
	Oracle Corp.	3.250%	11/15/2027	44,297	43,433
	Oracle Corp.	2.300%	3/25/2028	48,547	46,364
	Oracle Corp.	4.800%	8/3/2028	23,552	23,986
[2]	Oracle Corp.	4.200%	9/27/2029	40,532	40,429
	Oracle Corp.	2.950%	4/1/2030	38,655	36,375
	Oracle Corp.	2.875%	3/25/2031	14,810	13,582
	Paychex Inc.	5.100%	4/15/2030	40,892	42,079
	Qorvo Inc.	4.375%	10/15/2029	7,383	7,237
	QUALCOMM Inc.	3.250%	5/20/2027	29,230	28,940
	QUALCOMM Inc.	2.150%	5/20/2030	25,260	23,179
	Quanta Services Inc.	4.750%	8/9/2027	14,230	14,380
	Quanta Services Inc.	4.300%	8/9/2028	20,700	20,757
	RELX Capital Inc.	4.000%	3/18/2029	23,819	23,723
	RELX Capital Inc.	4.750%	3/27/2030	6,132	6,262
	Roper Technologies Inc.	3.800%	12/15/2026	11,954	11,882
	Roper Technologies Inc.	4.200%	9/15/2028	30,222	30,265
	Roper Technologies Inc.	2.950%	9/15/2029	3,956	3,773
	Roper Technologies Inc.	4.500%	10/15/2029	7,800	7,863
	Roper Technologies Inc.	2.000%	6/30/2030	15,788	14,169
	S&P Global Inc.	2.450%	3/1/2027	19,739	19,284
	S&P Global Inc.	4.750%	8/1/2028	15,736	16,046
	S&P Global Inc.	2.700%	3/1/2029	24,729	23,648
	S&P Global Inc.	4.250%	5/1/2029	18,204	18,323
	Salesforce Inc.	3.700%	4/11/2028	32,299	32,185
	Salesforce Inc.	1.500%	7/15/2028	32,337	30,301

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synopsys Inc.	4.550%	4/1/2027	11,568	11,634
	Synopsys Inc.	4.650%	4/1/2028	13,666	13,845
	Synopsys Inc.	4.850%	4/1/2030	34,921	35,622
	Texas Instruments Inc.	1.125%	9/15/2026	2,577	2,504
	Texas Instruments Inc.	4.600%	2/15/2028	16,136	16,402
	Texas Instruments Inc.	4.600%	2/8/2029	18,952	19,369
	Texas Instruments Inc.	2.250%	9/4/2029	15,947	14,920
	Texas Instruments Inc.	4.500%	5/23/2030	23,155	23,515
	TSMC Arizona Corp.	1.750%	10/25/2026	21,952	21,373
	TSMC Arizona Corp.	3.875%	4/22/2027	13,577	13,563
	TSMC Arizona Corp.	4.125%	4/22/2029	4,457	4,470
	Verisk Analytics Inc.	4.125%	3/15/2029	14,375	14,368
	Verisk Analytics Inc.	4.500%	8/15/2030	9,574	9,610
	VMware LLC	3.900%	8/21/2027	30,330	30,172
	VMware LLC	1.800%	8/15/2028	10,092	9,435
	VMware LLC	4.700%	5/15/2030	13,928	14,093
	Western Digital Corp.	2.850%	2/1/2029	203	191
	Workday Inc.	3.500%	4/1/2027	13,284	13,153
	Workday Inc.	3.700%	4/1/2029	14,061	13,845
					3,650,936
Utilities (6.6%)
	AEP Texas Inc.	5.450%	5/15/2029	12,341	12,812
[2]	AEP Texas Inc.	2.100%	7/1/2030	5,615	5,057
	AEP Transmission Co. LLC	3.100%	12/1/2026	9,486	9,377
	AES Corp.	5.450%	6/1/2028	29,235	29,928
	Ameren Corp.	1.950%	3/15/2027	9,685	9,360
	Ameren Corp.	5.000%	1/15/2029	21,739	22,237
	American Electric Power Co. Inc.	5.750%	11/1/2027	8,915	9,194
[2]	American Electric Power Co. Inc.	4.300%	12/1/2028	17,773	17,853
	American Electric Power Co. Inc.	5.200%	1/15/2029	24,898	25,678
[2]	American Electric Power Co. Inc.	7.050%	12/15/2054	6,835	7,130
	American Electric Power Co. Inc.	3.875%	2/15/2062	724	701
	American Water Capital Corp.	2.950%	9/1/2027	13,379	13,103
	American Water Capital Corp.	3.750%	9/1/2028	7,938	7,880
	American Water Capital Corp.	3.450%	6/1/2029	6,547	6,395
	American Water Capital Corp.	2.800%	5/1/2030	6,367	5,978
[2]	Appalachian Power Co.	3.300%	6/1/2027	9,058	8,917
	Arizona Public Service Co.	2.600%	8/15/2029	12,329	11,579
	Atmos Energy Corp.	3.000%	6/15/2027	15,318	15,069
	Atmos Energy Corp.	2.625%	9/15/2029	13,966	13,190
	Avangrid Inc.	3.800%	6/1/2029	2,426	2,384
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	12,590	12,366
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	15,995	15,651
	Black Hills Corp.	3.150%	1/15/2027	7,499	7,379
	Black Hills Corp.	3.050%	10/15/2029	8,852	8,367
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/2026	8,817	8,665
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/2027	5,169	5,090
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	16,794	17,338
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	25,218	25,812
	CenterPoint Energy Inc.	5.400%	6/1/2029	13,739	14,239
	CenterPoint Energy Inc.	2.950%	3/1/2030	7,150	6,717
[2]	CenterPoint Energy Inc.	7.000%	2/15/2055	4,858	5,094
	CenterPoint Energy Inc.	6.700%	5/15/2055	8,084	8,271
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	21,775	22,362
[2]	CMS Energy Corp.	4.750%	6/1/2050	7,150	6,912
	Commonwealth Edison Co.	3.700%	8/15/2028	9,460	9,389
	Connecticut Light & Power Co.	4.950%	1/15/2030	12,499	12,828
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	12,973	12,730
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	20,895	20,922
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	3,645	3,532
	Constellation Energy Generation LLC	5.600%	3/1/2028	13,653	14,142
	Consumers Energy Co.	4.650%	3/1/2028	23,547	23,883
	Consumers Energy Co.	4.900%	2/15/2029	11,002	11,282
	Consumers Energy Co.	4.600%	5/30/2029	10,462	10,639
	Consumers Energy Co.	4.700%	1/15/2030	22,893	23,368
[3]	Dayton Power & Light Co.	4.550%	8/15/2030	6,300	6,323
	Dominion Energy Inc.	4.600%	5/15/2028	19,169	19,378
	Dominion Energy Inc.	4.250%	6/1/2028	4,610	4,618
[2]	Dominion Energy Inc.	3.375%	4/1/2030	25,230	24,217

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	5.000%	6/15/2030	20,335	20,881
[2]	Dominion Energy Inc.	6.875%	2/1/2055	14,525	15,201
	DTE Electric Co.	4.850%	12/1/2026	10,472	10,583
	DTE Electric Co.	4.250%	5/14/2027	2,960	2,973
	DTE Energy Co.	2.850%	10/1/2026	9,860	9,715
	DTE Energy Co.	4.950%	7/1/2027	7,287	7,382
	DTE Energy Co.	4.875%	6/1/2028	29,521	30,036
	DTE Energy Co.	5.100%	3/1/2029	27,135	27,826
[2]	DTE Energy Co.	3.400%	6/15/2029	13,266	12,830
	DTE Energy Co.	5.200%	4/1/2030	33,496	34,532
	Duke Energy Carolinas LLC	2.450%	8/15/2029	13,323	12,522
	Duke Energy Carolinas LLC	4.850%	3/15/2030	6,077	6,246
	Duke Energy Corp.	2.650%	9/1/2026	34,861	34,351
	Duke Energy Corp.	5.000%	12/8/2027	25,824	26,305
	Duke Energy Corp.	4.300%	3/15/2028	21,343	21,447
	Duke Energy Corp.	4.850%	1/5/2029	15,905	16,223
	Duke Energy Corp.	3.400%	6/15/2029	16,709	16,222
	Duke Energy Corp.	2.450%	6/1/2030	12,760	11,731
	Duke Energy Corp.	3.250%	1/15/2082	4,333	4,181
	Duke Energy Florida LLC	3.200%	1/15/2027	21,426	21,204
	Duke Energy Florida LLC	2.500%	12/1/2029	11,781	11,055
	Duke Energy Florida LLC	1.750%	6/15/2030	20,590	18,394
	Duke Energy Ohio Inc.	2.125%	6/1/2030	5,720	5,201
	Duke Energy Progress LLC	4.350%	3/6/2027	15,243	15,337
	Duke Energy Progress LLC	3.700%	9/1/2028	9,859	9,772
	Duke Energy Progress LLC	3.450%	3/15/2029	13,556	13,275
	Edison International	4.125%	3/15/2028	2,293	2,257
	Edison International	5.250%	11/15/2028	12,904	13,036
	Edison International	5.450%	6/15/2029	8,777	8,873
	Edison International	6.950%	11/15/2029	17,268	18,320
	Enel Americas SA	4.000%	10/25/2026	6,013	5,976
	Enel Chile SA	4.875%	6/12/2028	13,273	13,429
	Entergy Arkansas LLC	4.000%	6/1/2028	15,401	15,402
	Entergy Corp.	2.950%	9/1/2026	18,569	18,309
	Entergy Corp.	2.800%	6/15/2030	8,580	7,984
	Entergy Corp.	7.125%	12/1/2054	22,896	23,841
	Entergy Texas Inc.	4.000%	3/30/2029	997	991
	Essential Utilities Inc.	4.800%	8/15/2027	11,518	11,643
	Essential Utilities Inc.	3.566%	5/1/2029	3,408	3,315
	Evergy Inc.	2.900%	9/15/2029	18,201	17,228
	Evergy Inc.	6.650%	6/1/2055	7,581	7,691
	Evergy Kansas Central Inc.	3.100%	4/1/2027	3,537	3,489
[2]	Evergy Metro Inc.	2.250%	6/1/2030	5,214	4,769
	Eversource Energy	2.900%	3/1/2027	15,816	15,531
	Eversource Energy	4.600%	7/1/2027	8,336	8,385
[2]	Eversource Energy	3.300%	1/15/2028	6,104	5,979
	Eversource Energy	5.450%	3/1/2028	37,130	38,169
	Eversource Energy	5.950%	2/1/2029	16,664	17,483
[2]	Eversource Energy	4.250%	4/1/2029	10,626	10,590
	Exelon Corp.	2.750%	3/15/2027	23,072	22,588
	Exelon Corp.	5.150%	3/15/2028	28,315	28,963
	Exelon Corp.	5.150%	3/15/2029	6,865	7,063
	Exelon Corp.	4.050%	4/15/2030	29,482	29,160
[2]	FirstEnergy Corp.	3.900%	7/15/2027	31,979	31,755
	FirstEnergy Corp.	2.650%	3/1/2030	14,103	13,085
[2]	Florida Power & Light Co.	3.300%	5/30/2027	4	4
	Florida Power & Light Co.	5.050%	4/1/2028	3,223	3,310
	Florida Power & Light Co.	4.400%	5/15/2028	27,408	27,709
	Fortis Inc.	3.055%	10/4/2026	17,472	17,209
	Georgia Power Co.	3.250%	3/30/2027	11,861	11,718
	Georgia Power Co.	4.650%	5/16/2028	28,547	28,978
[2]	Georgia Power Co.	2.650%	9/15/2029	6,684	6,321
	Georgia Power Co.	4.550%	3/15/2030	15,656	15,905
	Interstate Power & Light Co.	4.100%	9/26/2028	3,778	3,775
	Interstate Power & Light Co.	3.600%	4/1/2029	7,000	6,867
	Interstate Power & Light Co.	2.300%	6/1/2030	3,612	3,291
	ITC Holdings Corp.	3.350%	11/15/2027	12,613	12,376
	MidAmerican Energy Co.	3.100%	5/1/2027	8,053	7,949
	MidAmerican Energy Co.	3.650%	4/15/2029	18,986	18,725
	Mississippi Power Co.	3.950%	3/30/2028	2	2

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Fuel Gas Co.	5.500%	10/1/2026	1,933	1,953
	National Fuel Gas Co.	3.950%	9/15/2027	8,300	8,217
	National Fuel Gas Co.	4.750%	9/1/2028	8,440	8,457
	National Fuel Gas Co.	5.500%	3/15/2030	4,373	4,519
	National Grid plc	5.602%	6/12/2028	18,382	19,032
[2]	National Rural Utilities Cooperative Finance Corp.	5.600%	11/13/2026	1,155	1,173
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/2027	7,500	7,378
[2]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	10,114	10,283
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	14,228	14,255
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	22,547	22,207
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	16,213	16,517
[2]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	11,000	11,041
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	8,914	9,154
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	15,260	15,618
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	7,590	7,483
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	11,049	11,380
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	50	46
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/2053	256	269
[2]	Nevada Power Co.	3.700%	5/1/2029	9,291	9,149
	Nevada Power Co.	6.250%	5/15/2055	3,000	3,007
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	28,296	27,428
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	40,778	40,369
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	33,480	33,774
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	8,750	8,833
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	18,375	18,690
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	18,852	19,182
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	9,680	9,464
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	21,354	20,165
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	20,400	20,998
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	27,234	24,811
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	18,289	18,851
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	15,000	15,497
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	6,445	6,211
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	2,275	2,271
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/2082	18,625	18,008
	NiSource Inc.	3.490%	5/15/2027	20,977	20,753
	NiSource Inc.	5.250%	3/30/2028	23,420	24,045
	NiSource Inc.	5.200%	7/1/2029	8,339	8,603
	NiSource Inc.	2.950%	9/1/2029	7,144	6,814
	NiSource Inc.	3.600%	5/1/2030	18,488	17,920
	NiSource Inc.	6.950%	11/30/2054	7,740	8,051
	NSTAR Electric Co.	3.200%	5/15/2027	16,771	16,537
	NSTAR Electric Co.	4.850%	3/1/2030	3,537	3,624
	OGE Energy Corp.	5.450%	5/15/2029	5,444	5,655
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	2,796	2,815
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	5,530	5,568
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	6,930	7,254
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	16,320	16,605
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	10,479	9,824
	ONE Gas Inc.	5.100%	4/1/2029	10,627	10,968
	Pacific Gas & Electric Co.	3.300%	3/15/2027	12,763	12,544
	Pacific Gas & Electric Co.	2.100%	8/1/2027	18,668	17,888
	Pacific Gas & Electric Co.	3.300%	12/1/2027	20,497	20,010
	Pacific Gas & Electric Co.	3.000%	6/15/2028	17,987	17,321
	Pacific Gas & Electric Co.	3.750%	7/1/2028	10,774	10,560
	Pacific Gas & Electric Co.	6.100%	1/15/2029	17,205	17,969
	Pacific Gas & Electric Co.	5.550%	5/15/2029	18,610	19,141
	Pacific Gas & Electric Co.	4.550%	7/1/2030	42,716	42,307
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	7,671	7,485
	Pinnacle West Capital Corp.	5.150%	5/15/2030	2,919	3,002
[2]	Public Service Electric & Gas Co.	2.250%	9/15/2026	2,133	2,093
[2]	Public Service Electric & Gas Co.	3.000%	5/15/2027	2,108	2,076
[2]	Public Service Electric & Gas Co.	3.700%	5/1/2028	186	185
[2]	Public Service Electric & Gas Co.	3.200%	5/15/2029	2,478	2,405
[2]	Public Service Electric & Gas Co.	2.450%	1/15/2030	8,267	7,701
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	15,841	16,598
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	14,135	14,583
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	17,062	17,435
	Puget Energy Inc.	4.100%	6/15/2030	8,162	7,952
	San Diego Gas & Electric Co.	4.950%	8/15/2028	8,634	8,864

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sempra	3.250%	6/15/2027	8,991	8,833
	Sempra	3.400%	2/1/2028	14,249	13,962
	Sempra	3.700%	4/1/2029	8,299	8,133
	Sempra	4.125%	4/1/2052	15,881	15,464
	Sempra	6.875%	10/1/2054	16,870	17,170
	Sempra	6.625%	4/1/2055	5,470	5,485
	Southern California Edison Co.	4.400%	9/6/2026	9,359	9,368
	Southern California Edison Co.	4.875%	2/1/2027	13,878	13,979
[2]	Southern California Edison Co.	4.700%	6/1/2027	12,014	12,072
	Southern California Edison Co.	5.850%	11/1/2027	20,073	20,670
	Southern California Edison Co.	5.300%	3/1/2028	24,043	24,568
	Southern California Edison Co.	5.650%	10/1/2028	23,157	23,969
[2]	Southern California Edison Co.	4.200%	3/1/2029	12,427	12,315
	Southern California Edison Co.	5.150%	6/1/2029	14,662	14,977
	Southern California Edison Co.	5.250%	3/15/2030	17,507	17,924
	Southern California Gas Co.	2.950%	4/15/2027	5,238	5,146
[2]	Southern California Gas Co.	2.550%	2/1/2030	11,995	11,163
	Southern Co.	5.113%	8/1/2027	412	420
	Southern Co.	4.850%	6/15/2028	19,862	20,246
	Southern Co.	5.500%	3/15/2029	24,072	25,097
[2]	Southern Co.	3.700%	4/30/2030	23,865	23,253
[2]	Southern Co.	3.750%	9/15/2051	15,938	15,716
	Southwest Gas Corp.	5.800%	12/1/2027	1,493	1,536
	Southwest Gas Corp.	5.450%	3/23/2028	8,535	8,784
[2]	Southwestern Electric Power Co.	2.750%	10/1/2026	13,778	13,543
[2]	Southwestern Electric Power Co.	4.100%	9/15/2028	11,658	11,639
	Tampa Electric Co.	4.900%	3/1/2029	8,035	8,219
	Union Electric Co.	2.950%	6/15/2027	11,625	11,436
	Union Electric Co.	3.500%	3/15/2029	13,137	12,889
	United Utilities plc	6.875%	8/15/2028	5,200	5,553
[2]	Virginia Electric & Power Co.	3.500%	3/15/2027	17,579	17,441
[2]	Virginia Electric & Power Co.	3.750%	5/15/2027	11,778	11,718
[2]	Virginia Electric & Power Co.	2.875%	7/15/2029	16,227	15,521
	WEC Energy Group Inc.	5.150%	10/1/2027	16,747	17,061
	WEC Energy Group Inc.	4.750%	1/15/2028	10,420	10,580
	WEC Energy Group Inc.	2.200%	12/15/2028	8,024	7,542
	Wisconsin Electric Power Co.	5.000%	5/15/2029	9,705	9,999
	Wisconsin Power & Light Co.	3.050%	10/15/2027	337	329
	Wisconsin Power & Light Co.	3.000%	7/1/2029	2,000	1,914
	Wisconsin Public Service Corp.	4.550%	12/1/2029	4,675	4,757
	Xcel Energy Inc.	3.350%	12/1/2026	12,354	12,212
	Xcel Energy Inc.	1.750%	3/15/2027	18,354	17,694
	Xcel Energy Inc.	4.750%	3/21/2028	16,588	16,789
	Xcel Energy Inc.	4.000%	6/15/2028	6,094	6,080
	Xcel Energy Inc.	2.600%	12/1/2029	10,956	10,220
	Xcel Energy Inc.	3.400%	6/1/2030	11,175	10,700
					3,023,135
Total Corporate Bonds (Cost $44,313,038)					44,860,983

Short-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[5]	Vanguard Market Liquidity Fund (Cost $705,264)	4.362%	7,053,342	705,264
Total Investments (100.1%) (Cost $45,527,977)				46,075,949
Other Assets and Liabilities—Net (-0.1%)				(46,974)
Net Assets (100%)				46,028,975
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $323,866, representing 0.7% of net assets.
4	Securities with a value of $3,733 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	578	120,535	263
Ultra 10-Year U.S. Treasury Note	December 2025	14	1,602	4
				267

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(1,143)	(125,123)	(286)
				(19)
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $44,822,713)	45,370,685
Affiliated Issuers (Cost $705,264)	705,264
Total Investments in Securities	46,075,949
Investment in Vanguard	1,072
Receivables for Investment Securities Sold	363,310
Receivables for Accrued Income	516,837
Receivables for Capital Shares Issued	4,014
Total Assets	46,961,182
Liabilities
Due to Custodian	30
Payables for Investment Securities Purchased	885,650
Payables for Capital Shares Redeemed	43,199
Payables for Distributions	2,642
Payables to Vanguard	667
Variation Margin Payable—Futures Contracts	19
Total Liabilities	932,207
Net Assets	46,028,975
At August 31, 2025, net assets consisted of:

Paid-in Capital	46,721,442
Total Distributable Earnings (Loss)	(692,467)
Net Assets	46,028,975

ETF Shares—Net Assets
Applicable to 492,853,455 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,358,194
Net Asset Value Per Share—ETF Shares	$79.86

Admiral™ Shares—Net Assets
Applicable to 197,908,099 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,288,661
Net Asset Value Per Share—Admiral Shares	$21.67

Institutional Shares—Net Assets
Applicable to 89,797,341 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,382,120
Net Asset Value Per Share—Institutional Shares	$26.53
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest[1]	1,812,479
Total Income	1,812,479
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,183
Management and Administrative—ETF Shares	7,493
Management and Administrative—Admiral Shares	2,237
Management and Administrative—Institutional Shares	930
Marketing and Distribution—ETF Shares	1,689
Marketing and Distribution—Admiral Shares	217
Marketing and Distribution—Institutional Shares	75
Custodian Fees	50
Auditing Fees	41
Shareholders’ Reports and Proxy Fees—ETF Shares	1,745
Shareholders’ Reports and Proxy Fees—Admiral Shares	83
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	25
Other Expenses	33
Total Expenses	15,803
Net Investment Income	1,796,676
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(30,406)
Futures Contracts	(22,717)
Realized Net Gain (Loss)	(53,123)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	574,449
Futures Contracts	(243)
Change in Unrealized Appreciation (Depreciation)	574,206
Net Increase (Decrease) in Net Assets Resulting from Operations	2,317,759
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,421, $41, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $135,441 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,796,676	1,551,832
Realized Net Gain (Loss)	(53,123)	(521,728)
Change in Unrealized Appreciation (Depreciation)	574,206	2,079,841
Net Increase (Decrease) in Net Assets Resulting from Operations	2,317,759	3,109,945
Distributions
ETF Shares	(1,489,912)	(1,294,942)
Admiral Shares	(176,999)	(150,205)
Institutional Shares	(104,826)	(91,173)
Total Distributions	(1,771,737)	(1,536,320)
Capital Share Transactions
ETF Shares	3,297,682	(2,515,995)
Admiral Shares	121,110	(103,214)
Institutional Shares	(87,638)	(99,669)
Net Increase (Decrease) from Capital Share Transactions	3,331,154	(2,718,878)
Total Increase (Decrease)	3,877,176	(1,145,253)
Net Assets
Beginning of Period	42,151,799	43,297,052
End of Period	46,028,975	42,151,799
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.83	$75.75	$76.14	$82.67	$82.95
Investment Operations
Net Investment Income[1]	3.382	2.876	2.094	1.319	1.433
Net Realized and Unrealized Gain (Loss) on Investments	.994	3.043	(.441)	(6.388)	(.250)
Total from Investment Operations	4.376	5.919	1.653	(5.069)	1.183
Distributions
Dividends from Net Investment Income	(3.346)	(2.839)	(2.043)	(1.279)	(1.463)
Distributions from Realized Capital Gains	—	—	—	(.182)	—
Total Distributions	(3.346)	(2.839)	(2.043)	(1.461)	(1.463)
Net Asset Value, End of Period	$79.86	$78.83	$75.75	$76.14	$82.67
Total Return	5.70%	7.99%	2.23%	-6.19%	1.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,358	$35,599	$36,793	$43,723	$41,569
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.30%	3.75%	2.78%	1.67%	1.73%
Portfolio Turnover Rate[3]	73%	69%	63%	50%	42%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.40	$20.57	$20.70	$22.49	$22.55
Investment Operations
Net Investment Income[1]	.915	.778	.566	.351	.385
Net Realized and Unrealized Gain (Loss) on Investments	.267	.834	(.126)	(1.741)	(.063)
Total from Investment Operations	1.182	1.612	.440	(1.390)	.322
Distributions
Dividends from Net Investment Income	(.912)	(.782)	(.570)	(.350)	(.382)
Distributions from Realized Capital Gains	—	—	—	(.050)	—
Total Distributions	(.912)	(.782)	(.570)	(.400)	(.382)
Net Asset Value, End of Period	$21.67	$21.40	$20.57	$20.70	$22.49
Total Return[2]	5.66%	7.99%	2.17%	-6.24%	1.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,289	$4,115	$4,060	$4,647	$5,435
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.27%	3.72%	2.75%	1.63%	1.71%
Portfolio Turnover Rate[4]	73%	69%	63%	50%	42%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.19	$25.19	$25.34	$27.53	$27.61
Investment Operations
Net Investment Income[1]	1.125	.959	.702	.436	.473
Net Realized and Unrealized Gain (Loss) on Investments	.337	1.003	(.149)	(2.131)	(.080)
Total from Investment Operations	1.462	1.962	.553	(1.695)	.393
Distributions
Dividends from Net Investment Income	(1.122)	(.962)	(.703)	(.434)	(.473)
Distributions from Realized Capital Gains	—	—	—	(.061)	—
Total Distributions	(1.122)	(.962)	(.703)	(.495)	(.473)
Net Asset Value, End of Period	$26.53	$26.19	$25.19	$25.34	$27.53
Total Return	5.72%	7.95%	2.22%	-6.21%	1.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,382	$2,438	$2,444	$2,239	$2,258
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.29%	3.75%	2.79%	1.65%	1.72%
Portfolio Turnover Rate[3]	73%	69%	63%	50%	42%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Short-Term Corporate Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,072,000, representing less than 0.01% of the fund’s net assets and 0.43% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	509,702	—	509,702
Corporate Bonds	—	44,860,983	—	44,860,983
Temporary Cash Investments	705,264	—	—	705,264
Total	705,264	45,370,685	—	46,075,949

Derivative Financial Instruments
Assets
Futures Contracts[1]	267	—	—	267
Liabilities
Futures Contracts[1]	(286)	—	—	(286)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	135,133
Total Distributable Earnings (Loss)	(135,133)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization

Short-Term Corporate Bond Index Fund
adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	145,891
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	542,921
Capital Loss Carryforwards	(1,378,637)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,642)
Total	(692,467)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,771,737	1,536,320
Long-Term Capital Gains	—	—
Total	1,771,737	1,536,320
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	45,533,028
Gross Unrealized Appreciation	618,864
Gross Unrealized Depreciation	(75,943)
Net Unrealized Appreciation (Depreciation)	542,921
E.  During the year ended August 31, 2025, the fund purchased $14,198,134,000 of investment securities and sold $14,449,814,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $16,031,775,000 and $15,756,798,000, respectively. In addition, the fund purchased and sold investment securities of $17,223,959,000 and $14,138,091,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	17,729,310	224,664	11,468,081	148,801
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(14,431,628)	(183,400)	(13,984,076)	(182,900)
Net Increase (Decrease)—ETF Shares	3,297,682	41,264	(2,515,995)	(34,099)
Admiral Shares
Issued	1,052,160	49,097	949,417	45,409
Issued in Lieu of Cash Distributions	150,009	6,999	124,970	5,977
Redeemed	(1,081,059)	(50,477)	(1,177,601)	(56,424)
Net Increase (Decrease)—Admiral Shares	121,110	5,619	(103,214)	(5,038)
Institutional Shares
Issued	300,821	11,506	528,712	20,708
Issued in Lieu of Cash Distributions	102,245	3,898	89,979	3,517
Redeemed	(490,704)	(18,687)	(718,360)	(28,184)
Net Increase (Decrease)—Institutional Shares	(87,638)	(3,283)	(99,669)	(3,959)

Short-Term Corporate Bond Index Fund
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
	United States Treasury Note/Bond	3.875%	7/31/2030	10,145	10,227
[1]	United States Treasury Note/Bond	3.875%	8/31/2032	100,000	99,703
	United States Treasury Note/Bond	4.250%	8/15/2035	212,005	212,461
Total U.S. Government and Agency Obligations (Cost $322,080)					322,391
Corporate Bonds (97.7%)
Communications (6.0%)
	Alphabet Inc.	4.500%	5/15/2035	33,409	33,130
	America Movil SAB de CV	4.700%	7/21/2032	25,874	25,671
	America Movil SAB de CV	5.000%	1/20/2033	15,668	15,786
	America Movil SAB de CV	6.375%	3/1/2035	25,968	28,335
	AppLovin Corp.	5.375%	12/1/2031	29,796	30,648
	AppLovin Corp.	5.500%	12/1/2034	30,695	31,285
	AT&T Inc.	2.750%	6/1/2031	81,925	74,910
	AT&T Inc.	2.250%	2/1/2032	86,574	74,962
	AT&T Inc.	2.550%	12/1/2033	110,474	92,915
	AT&T Inc.	5.400%	2/15/2034	89,912	92,539
	AT&T Inc.	4.500%	5/15/2035	41,078	39,241
	AT&T Inc.	5.375%	8/15/2035	23,294	23,730
	Baidu Inc.	2.375%	10/9/2030	7,520	6,895
	Baidu Inc.	2.375%	8/23/2031	22,332	20,210
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	36,966	37,315
	British Telecommunications plc	9.625%	12/15/2030	73,998	91,094
	Charter Communications Operating LLC	2.800%	4/1/2031	20,376	18,341
	Charter Communications Operating LLC	4.400%	4/1/2033	36,381	34,219
	Charter Communications Operating LLC	6.650%	2/1/2034	34,973	37,298
	Charter Communications Operating LLC	6.550%	6/1/2034	58,039	61,543
[1]	Charter Communications Operating LLC	5.850%	12/1/2035	17,078	17,112
	Comcast Corp.	4.250%	10/15/2030	58,515	58,558
	Comcast Corp.	1.950%	1/15/2031	1,676	1,485
	Comcast Corp.	1.500%	2/15/2031	16,545	14,264
	Comcast Corp.	4.950%	5/15/2032	34,675	35,427
	Comcast Corp.	5.500%	11/15/2032	26,205	27,595
	Comcast Corp.	4.250%	1/15/2033	55,548	53,956
	Comcast Corp.	4.650%	2/15/2033	31,008	30,932
	Comcast Corp.	7.050%	3/15/2033	27,505	31,441
	Comcast Corp.	4.800%	5/15/2033	39,807	39,855
	Comcast Corp.	5.300%	6/1/2034	52,053	53,570
	Comcast Corp.	4.200%	8/15/2034	16,292	15,452
	Comcast Corp.	5.300%	5/15/2035	22,219	22,683
	Comcast Corp.	5.650%	6/15/2035	26,803	28,079
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	24,053	30,104
	Electronic Arts Inc.	1.850%	2/15/2031	23,129	20,308
	Expedia Group Inc.	2.950%	3/15/2031	11,900	10,990
	Expedia Group Inc.	5.400%	2/15/2035	40,470	41,097
	FactSet Research Systems Inc.	3.450%	3/1/2032	15,255	14,060
	Fox Corp.	6.500%	10/13/2033	38,639	42,038
	Grupo Televisa SAB	8.500%	3/11/2032	8,340	9,302
	Koninklijke KPN NV	8.375%	10/1/2030	14,507	17,018
	Meta Platforms Inc.	4.550%	8/15/2031	44,569	45,443
	Meta Platforms Inc.	3.850%	8/15/2032	85,105	82,223
	Meta Platforms Inc.	4.950%	5/15/2033	39,463	40,511
	Meta Platforms Inc.	4.750%	8/15/2034	78,599	78,954
	Netflix Inc.	4.900%	8/15/2034	20,323	20,756
	Omnicom Group Inc.	2.600%	8/1/2031	29,196	26,267
	Omnicom Group Inc.	5.300%	11/1/2034	10,245	10,400
	Orange SA	9.000%	3/1/2031	70,952	86,421
	Paramount Global	7.875%	7/30/2030	35,747	40,351
	Paramount Global	4.950%	1/15/2031	27,472	27,306

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	4.200%	5/19/2032	36,028	33,593
	Paramount Global	5.500%	5/15/2033	17,633	17,409
	Rogers Communications Inc.	3.800%	3/15/2032	55,607	52,153
	Rogers Communications Inc.	5.300%	2/15/2034	41,303	41,574
	Sprint Capital Corp.	8.750%	3/15/2032	70,195	85,143
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	20,669	19,711
	Take-Two Interactive Software Inc.	5.600%	6/12/2034	10,178	10,566
	Telefonica Europe BV	8.250%	9/15/2030	22,018	25,456
	TELUS Corp.	3.400%	5/13/2032	14,299	13,104
	Tencent Music Entertainment Group	2.000%	9/3/2030	12,276	10,985
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	28,566	33,354
	T-Mobile USA Inc.	2.550%	2/15/2031	61,065	55,261
	T-Mobile USA Inc.	2.875%	2/15/2031	33,741	30,998
	T-Mobile USA Inc.	3.500%	4/15/2031	56,544	53,525
	T-Mobile USA Inc.	2.250%	11/15/2031	13,645	11,942
	T-Mobile USA Inc.	2.700%	3/15/2032	29,450	26,088
	T-Mobile USA Inc.	5.125%	5/15/2032	36,002	36,867
	T-Mobile USA Inc.	5.200%	1/15/2033	40,243	40,993
	T-Mobile USA Inc.	5.050%	7/15/2033	82,283	83,143
	T-Mobile USA Inc.	5.750%	1/15/2034	23,154	24,282
	T-Mobile USA Inc.	5.150%	4/15/2034	42,662	43,109
	T-Mobile USA Inc.	4.700%	1/15/2035	22,504	21,802
	T-Mobile USA Inc.	5.300%	5/15/2035	18,637	18,815
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	23,953	27,321
	Uber Technologies Inc.	4.800%	9/15/2034	47,757	47,194
	VeriSign Inc.	2.700%	6/15/2031	21,240	19,121
	VeriSign Inc.	5.250%	6/1/2032	15,015	15,335
	Verizon Communications Inc.	1.680%	10/30/2030	43,632	38,261
	Verizon Communications Inc.	7.750%	12/1/2030	26,656	30,750
	Verizon Communications Inc.	1.750%	1/20/2031	72,235	62,991
	Verizon Communications Inc.	2.550%	3/21/2031	111,240	100,880
	Verizon Communications Inc.	2.355%	3/15/2032	151,605	131,593
	Verizon Communications Inc.	5.050%	5/9/2033	18,214	18,519
	Verizon Communications Inc.	4.500%	8/10/2033	61,656	60,213
	Verizon Communications Inc.	4.400%	11/1/2034	58,503	55,794
	Verizon Communications Inc.	4.780%	2/15/2035	77,833	75,854
	Verizon Communications Inc.	5.250%	4/2/2035	75,994	76,599
	Walt Disney Co.	2.650%	1/13/2031	72,802	67,645
	Walt Disney Co.	6.550%	3/15/2033	7,584	8,581
	Walt Disney Co.	6.400%	12/15/2035	18,549	20,911
					3,591,460
Consumer Discretionary (5.8%)
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	47,513	42,705
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	19,895	19,519
[3]	Alibaba Group Holding Ltd.	5.250%	5/26/2035	23,936	24,761
	Amazon.com Inc.	2.100%	5/12/2031	113,714	101,940
	Amazon.com Inc.	3.600%	4/13/2032	81,881	78,745
	Amazon.com Inc.	4.700%	12/1/2032	59,197	60,517
	Amazon.com Inc.	4.800%	12/5/2034	34,786	35,635
[2]	American Honda Finance Corp.	1.800%	1/13/2031	100	87
[2]	American Honda Finance Corp.	5.050%	7/10/2031	42,692	43,813
[2]	American Honda Finance Corp.	4.850%	10/23/2031	1,921	1,946
	American Honda Finance Corp.	5.150%	7/9/2032	31,950	32,561
[2]	American Honda Finance Corp.	4.900%	1/10/2034	10,570	10,550
	American Honda Finance Corp.	5.200%	3/5/2035	32,363	32,516
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	24,955	22,618
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/2034	14,796	14,454
	AutoNation Inc.	2.400%	8/1/2031	8,116	7,069
	AutoNation Inc.	3.850%	3/1/2032	21,727	20,213
	AutoNation Inc.	5.890%	3/15/2035	17,721	18,123
	AutoZone Inc.	1.650%	1/15/2031	18,843	16,312
	AutoZone Inc.	4.750%	8/1/2032	37,159	37,176
	AutoZone Inc.	4.750%	2/1/2033	29,356	29,170
	AutoZone Inc.	5.200%	8/1/2033	9,021	9,196
	AutoZone Inc.	6.550%	11/1/2033	16,120	17,849
	AutoZone Inc.	5.400%	7/15/2034	12,739	13,113
	Best Buy Co. Inc.	1.950%	10/1/2030	12,139	10,789
	Block Financial LLC	5.375%	9/15/2032	16,427	16,526
	BorgWarner Inc.	2.650%	7/1/2027	1	1

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BorgWarner Inc.	5.400%	8/15/2034	14,938	15,201
	Brunswick Corp.	2.400%	8/18/2031	1,980	1,711
	Brunswick Corp.	4.400%	9/15/2032	8,991	8,453
	Choice Hotels International Inc.	3.700%	1/15/2031	6,840	6,401
	Choice Hotels International Inc.	5.850%	8/1/2034	18,889	19,112
	Cornell University	4.835%	6/15/2034	13,000	13,093
	Darden Restaurants Inc.	6.300%	10/10/2033	12,268	13,180
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	10,298	9,359
	DR Horton Inc.	4.850%	10/15/2030	16,215	16,564
	DR Horton Inc.	5.000%	10/15/2034	17,292	17,284
	DR Horton Inc.	5.500%	10/15/2035	8,855	9,071
	eBay Inc.	2.600%	5/10/2031	44,031	39,986
	eBay Inc.	6.300%	11/22/2032	12,623	13,844
[2]	Emory University	2.143%	9/1/2030	11,175	10,185
	Ferguson Enterprises Inc.	5.000%	10/3/2034	14,060	13,925
	Ford Motor Co.	7.450%	7/16/2031	13,813	15,193
	Ford Motor Co.	3.250%	2/12/2032	98,949	84,785
	Ford Motor Co.	6.100%	8/19/2032	32,472	32,798
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	54,375	50,528
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	38,522	39,157
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	6,951	6,255
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	22,492	22,749
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	36,006	37,021
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	43,138	45,102
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	64,031	62,987
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	20,068	20,209
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	10,789	10,248
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	19,319	20,396
	General Motors Co.	5.600%	10/15/2032	17,921	18,409
	General Motors Co.	6.250%	4/15/2035	36,467	37,820
	General Motors Financial Co. Inc.	2.350%	1/8/2031	12,683	11,170
	General Motors Financial Co. Inc.	5.750%	2/8/2031	41,226	42,789
	General Motors Financial Co. Inc.	2.700%	6/10/2031	36,910	32,747
	General Motors Financial Co. Inc.	5.600%	6/18/2031	44,593	46,005
	General Motors Financial Co. Inc.	3.100%	1/12/2032	19,708	17,525
	General Motors Financial Co. Inc.	5.625%	4/4/2032	36,540	37,386
	General Motors Financial Co. Inc.	6.400%	1/9/2033	16,726	17,718
	General Motors Financial Co. Inc.	6.100%	1/7/2034	17,467	18,113
	General Motors Financial Co. Inc.	5.950%	4/4/2034	48,923	50,150
	General Motors Financial Co. Inc.	5.450%	9/6/2034	34,856	34,496
	General Motors Financial Co. Inc.	5.900%	1/7/2035	40,715	41,335
	General Motors Financial Co. Inc.	6.150%	7/15/2035	11,962	12,292
	Genuine Parts Co.	1.875%	11/1/2030	9,248	8,122
	Genuine Parts Co.	2.750%	2/1/2032	11,981	10,578
	Genuine Parts Co.	6.875%	11/1/2033	7,729	8,675
	GXO Logistics Inc.	6.500%	5/6/2034	20,138	21,308
	Hasbro Inc.	6.050%	5/14/2034	21,689	22,544
	Home Depot Inc.	1.375%	3/15/2031	45,623	39,191
	Home Depot Inc.	4.850%	6/25/2031	41,759	43,078
	Home Depot Inc.	1.875%	9/15/2031	48,237	41,979
	Home Depot Inc.	3.250%	4/15/2032	45,919	42,750
	Home Depot Inc.	4.500%	9/15/2032	24,251	24,464
	Home Depot Inc.	4.950%	6/25/2034	34,494	35,072
	Honda Motor Co. Ltd.	2.967%	3/10/2032	10,013	9,039
	Honda Motor Co. Ltd.	5.337%	7/8/2035	41,495	41,715
	Hyatt Hotels Corp.	5.375%	12/15/2031	22,707	23,256
	Hyatt Hotels Corp.	5.750%	3/30/2032	25,468	26,404
[2]	Johns Hopkins University	4.705%	7/1/2032	7,885	7,966
	Las Vegas Sands Corp.	6.200%	8/15/2034	16,431	17,009
	Lear Corp.	2.600%	1/15/2032	14,244	12,422
	Leland Stanford Junior University	4.679%	3/1/2035	97	97
	Lennar Corp.	5.200%	7/30/2030	211	218
	Lowe's Cos. Inc.	1.700%	10/15/2030	25,557	22,467
	Lowe's Cos. Inc.	2.625%	4/1/2031	46,826	42,634
	Lowe's Cos. Inc.	3.750%	4/1/2032	44,425	42,175
	Lowe's Cos. Inc.	5.000%	4/15/2033	34,466	35,031
	Lowe's Cos. Inc.	5.150%	7/1/2033	23,668	24,257
	Magna International Inc.	5.500%	3/21/2033	15,521	16,002
	Magna International Inc.	5.875%	6/1/2035	11,732	12,194
[2]	Marriott International Inc.	2.850%	4/15/2031	33,237	30,495

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marriott International Inc.	4.500%	10/15/2031	5,362	5,318
	Marriott International Inc.	5.100%	4/15/2032	18,706	19,084
[2]	Marriott International Inc.	3.500%	10/15/2032	28,842	26,448
	Marriott International Inc.	5.300%	5/15/2034	33,362	33,856
	Marriott International Inc.	5.350%	3/15/2035	38,057	38,397
	Marriott International Inc.	5.250%	10/15/2035	7,534	7,484
	Masco Corp.	2.000%	10/1/2030	7,804	6,959
	Masco Corp.	2.000%	2/15/2031	13,651	11,928
[2]	McDonald's Corp.	3.600%	7/1/2030	16,690	16,275
	McDonald's Corp.	4.400%	2/12/2031	8,121	8,149
[2]	McDonald's Corp.	4.600%	9/9/2032	24,381	24,603
	McDonald's Corp.	4.950%	8/14/2033	4,929	5,049
[2]	McDonald's Corp.	5.200%	5/17/2034	3,333	3,440
	McDonald's Corp.	4.950%	3/3/2035	45,465	45,719
	MDC Holdings Inc.	2.500%	1/15/2031	8,380	7,426
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	40,645	48,573
	Meritage Homes Corp.	5.650%	3/15/2035	17,575	17,751
	O'Reilly Automotive Inc.	1.750%	3/15/2031	1,633	1,419
	O'Reilly Automotive Inc.	4.700%	6/15/2032	14,000	14,019
	O'Reilly Automotive Inc.	5.000%	8/19/2034	27,650	27,664
	Owens Corning	5.700%	6/15/2034	32,259	33,748
[2]	President & Fellows of Harvard College	4.609%	2/15/2035	15,571	15,560
	PulteGroup Inc.	7.875%	6/15/2032	12,990	15,304
	PulteGroup Inc.	6.375%	5/15/2033	15,529	16,903
	PulteGroup Inc.	6.000%	2/15/2035	1,523	1,605
	Ralph Lauren Corp.	5.000%	6/15/2032	37,801	38,587
	Rollins Inc.	5.250%	2/24/2035	7,187	7,228
	Ross Stores Inc.	1.875%	4/15/2031	16,158	14,042
	Sands China Ltd.	3.250%	8/8/2031	17,716	16,064
	Stanley Black & Decker Inc.	3.000%	5/15/2032	10,621	9,499
	Starbucks Corp.	2.550%	11/15/2030	40,436	37,076
	Starbucks Corp.	4.900%	2/15/2031	16,467	16,941
	Starbucks Corp.	3.000%	2/14/2032	30,147	27,528
	Starbucks Corp.	4.800%	2/15/2033	10,904	10,982
	Starbucks Corp.	5.400%	5/15/2035	21,455	21,959
	Tapestry Inc.	3.050%	3/15/2032	21,292	19,080
	Tapestry Inc.	5.500%	3/11/2035	22,861	23,079
	TJX Cos. Inc.	1.600%	5/15/2031	17,382	15,171
	Toll Brothers Finance Corp.	5.600%	6/15/2035	19,595	19,891
	Toyota Motor Corp.	5.053%	6/30/2035	25,536	25,825
	Toyota Motor Credit Corp.	5.550%	11/20/2030	44,990	47,639
[2]	Toyota Motor Credit Corp.	1.650%	1/10/2031	9,396	8,204
	Toyota Motor Credit Corp.	5.100%	3/21/2031	39,572	41,029
	Toyota Motor Credit Corp.	1.900%	9/12/2031	17,530	15,241
[2]	Toyota Motor Credit Corp.	4.600%	10/10/2031	31,579	31,887
	Toyota Motor Credit Corp.	4.700%	1/12/2033	550	553
	Toyota Motor Credit Corp.	5.350%	1/9/2035	39,241	40,570
	Tractor Supply Co.	1.750%	11/1/2030	14,250	12,492
	Tractor Supply Co.	5.250%	5/15/2033	19,220	19,710
[2]	Yale University	1.482%	4/15/2030	12,875	11,487
[2]	Yale University	4.701%	4/15/2032	606	619
					3,436,862
Consumer Staples (5.8%)
	Altria Group Inc.	2.450%	2/4/2032	40,369	35,152
	Altria Group Inc.	6.875%	11/1/2033	11,195	12,523
	Altria Group Inc.	5.625%	2/6/2035	19,111	19,629
	Altria Group Inc.	5.250%	8/6/2035	8,683	8,673
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	22,317	21,780
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/2031	5,668	5,865
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	15,708	16,059
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	26,160	23,788
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	20,146	21,815
	Avery Dennison Corp.	2.250%	2/15/2032	7,139	6,128
	Avery Dennison Corp.	5.750%	3/15/2033	8,566	9,008
	BAT Capital Corp.	6.343%	8/2/2030	28,195	30,428
	BAT Capital Corp.	5.834%	2/20/2031	8,650	9,149
	BAT Capital Corp.	2.726%	3/25/2031	9,244	8,414
	BAT Capital Corp.	4.742%	3/16/2032	40,907	40,769
	BAT Capital Corp.	5.350%	8/15/2032	46,196	47,546

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	7.750%	10/19/2032	18,876	21,864
	BAT Capital Corp.	6.421%	8/2/2033	17,788	19,372
	BAT Capital Corp.	6.000%	2/20/2034	22,056	23,414
	BAT Capital Corp.	5.625%	8/15/2035	24,055	24,684
	Brown-Forman Corp.	4.750%	4/15/2033	17,977	18,081
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	28,692	26,219
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	29,955	29,176
	Campbell's Co.	5.400%	3/21/2034	35,139	35,656
	Campbell's Co.	4.750%	3/23/2035	23,766	22,766
	Church & Dwight Co. Inc.	2.300%	12/15/2031	3,561	3,135
	Church & Dwight Co. Inc.	5.600%	11/15/2032	19,283	20,352
	Clorox Co.	4.600%	5/1/2032	26,483	26,533
	Coca-Cola Co.	2.000%	3/5/2031	33,774	30,299
	Coca-Cola Co.	1.375%	3/15/2031	51,108	44,321
	Coca-Cola Co.	2.250%	1/5/2032	51,327	45,711
	Coca-Cola Co.	5.000%	5/13/2034	19,757	20,413
	Coca-Cola Co.	4.650%	8/14/2034	11,505	11,627
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	14,655	15,184
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	19,679	16,284
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	17,489	17,541
	Colgate-Palmolive Co.	3.250%	8/15/2032	16,171	15,088
	Colgate-Palmolive Co.	4.600%	3/1/2033	9,188	9,313
	Conagra Brands Inc.	8.250%	9/15/2030	4,829	5,582
	Conagra Brands Inc.	5.750%	8/1/2035	7,200	7,237
	Constellation Brands Inc.	2.250%	8/1/2031	41,227	36,200
	Constellation Brands Inc.	4.750%	5/9/2032	22,084	22,056
	Constellation Brands Inc.	4.900%	5/1/2033	33,900	33,853
	Costco Wholesale Corp.	1.750%	4/20/2032	38,089	32,723
	Diageo Capital plc	2.125%	4/29/2032	4,552	3,914
	Diageo Capital plc	5.500%	1/24/2033	31,044	32,546
	Diageo Capital plc	5.625%	10/5/2033	16,689	17,656
	Diageo Investment Corp.	5.125%	8/15/2030	8,661	8,974
	Diageo Investment Corp.	5.625%	4/15/2035	42,908	45,182
	Dollar General Corp.	5.000%	11/1/2032	35,335	35,620
	Dollar General Corp.	5.450%	7/5/2033	21,215	21,898
	Dollar Tree Inc.	2.650%	12/1/2031	14,570	12,989
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	26,320	23,198
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	18,258	18,132
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	9,514	9,592
	Flowers Foods Inc.	2.400%	3/15/2031	5,932	5,233
	Flowers Foods Inc.	5.750%	3/15/2035	15,146	15,410
	General Mills Inc.	2.250%	10/14/2031	21,684	19,058
	General Mills Inc.	4.950%	3/29/2033	25,374	25,528
	General Mills Inc.	5.250%	1/30/2035	27,420	27,570
	Haleon US Capital LLC	3.625%	3/24/2032	54,612	51,493
	Hershey Co.	4.950%	2/24/2032	38,847	39,931
	Hershey Co.	4.500%	5/4/2033	14,777	14,708
	Hershey Co.	5.100%	2/24/2035	8,370	8,535
	J M Smucker Co.	2.125%	3/15/2032	7,631	6,480
	J M Smucker Co.	6.200%	11/15/2033	39,882	42,854
	JBS USA Holding Lux Sarl	3.750%	12/1/2031	17,945	16,905
	JBS USA Holding Lux Sarl	3.625%	1/15/2032	28,956	26,773
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	55	49
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	61,235	63,365
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	47,240	51,821
[3]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	10,000	10,054
[3]	JBS USA LUX Sarl	5.950%	4/20/2035	34,623	36,005
[2]	Kellanova	7.450%	4/1/2031	11,319	12,968
	Kellanova	5.250%	3/1/2033	9,077	9,320
	Kenvue Inc.	4.850%	5/22/2032	31,284	31,842
	Kenvue Inc.	4.900%	3/22/2033	41,371	42,029
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	20,501	18,063
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	33,721	34,506
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	29,084	27,740
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	10,162	10,252
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	17,175	16,951
	Kimberly-Clark Corp.	2.000%	11/2/2031	17,845	15,860
	Kraft Heinz Foods Co.	4.250%	3/1/2031	17,918	17,617
	Kraft Heinz Foods Co.	5.200%	3/15/2032	15,629	15,946
	Kraft Heinz Foods Co.	6.750%	3/15/2032	6,052	6,668

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kraft Heinz Foods Co.	5.400%	3/15/2035	25,816	25,963
	Kroger Co.	1.700%	1/15/2031	12,877	11,209
	Kroger Co.	7.500%	4/1/2031	12,853	14,753
	Kroger Co.	5.000%	9/15/2034	73,400	73,135
	McCormick & Co. Inc.	1.850%	2/15/2031	6,336	5,535
	McCormick & Co. Inc.	4.950%	4/15/2033	17,729	17,875
	McCormick & Co. Inc.	4.700%	10/15/2034	8,680	8,431
	Mondelez International Inc.	1.500%	2/4/2031	22,233	19,203
	Mondelez International Inc.	3.000%	3/17/2032	17,827	16,218
	Mondelez International Inc.	1.875%	10/15/2032	5,000	4,225
	Mondelez International Inc.	5.125%	5/6/2035	24,090	24,325
	PepsiCo Inc.	1.625%	5/1/2030	28,296	25,357
	PepsiCo Inc.	1.400%	2/25/2031	16,492	14,285
	PepsiCo Inc.	1.950%	10/21/2031	38,780	34,058
	PepsiCo Inc.	3.900%	7/18/2032	27,505	26,704
	PepsiCo Inc.	4.650%	7/23/2032	38,409	38,868
	PepsiCo Inc.	4.800%	7/17/2034	6,495	6,549
	PepsiCo Inc.	5.000%	2/7/2035	37,350	37,925
	PepsiCo Inc.	5.000%	7/23/2035	56,695	57,188
	Philip Morris International Inc.	5.500%	9/7/2030	11,359	11,963
	Philip Morris International Inc.	1.750%	11/1/2030	25,360	22,368
	Philip Morris International Inc.	5.125%	2/13/2031	52,753	54,461
	Philip Morris International Inc.	4.750%	11/1/2031	18,350	18,605
	Philip Morris International Inc.	5.750%	11/17/2032	43,611	46,147
	Philip Morris International Inc.	5.375%	2/15/2033	65,054	67,344
	Philip Morris International Inc.	5.625%	9/7/2033	31,101	32,614
	Philip Morris International Inc.	5.250%	2/13/2034	62,144	63,489
	Philip Morris International Inc.	4.900%	11/1/2034	10,887	10,844
	Pilgrim's Pride Corp.	4.250%	4/15/2031	22,404	21,599
	Pilgrim's Pride Corp.	3.500%	3/1/2032	37,393	33,846
	Pilgrim's Pride Corp.	6.250%	7/1/2033	32,568	34,350
	Pilgrim's Pride Corp.	6.875%	5/15/2034	12,745	13,958
	Procter & Gamble Co.	1.200%	10/29/2030	46,047	40,181
	Procter & Gamble Co.	1.950%	4/23/2031	33,766	30,331
	Procter & Gamble Co.	4.050%	1/26/2033	12,575	12,455
	Procter & Gamble Co.	4.550%	1/29/2034	38,810	39,137
	Procter & Gamble Co.	5.800%	8/15/2034	18,171	19,736
	Procter & Gamble Co.	4.600%	5/1/2035	13,987	14,065
	Reynolds American Inc.	5.700%	8/15/2035	21,321	21,935
	Sysco Corp.	2.400%	2/15/2030	3,898	3,602
	Sysco Corp.	2.450%	12/14/2031	17,267	15,347
	Sysco Corp.	6.000%	1/17/2034	12,064	12,993
	Sysco Corp.	5.400%	3/23/2035	17,224	17,594
	Target Corp.	2.650%	9/15/2030	13,398	12,490
	Target Corp.	4.500%	9/15/2032	14,338	14,351
	Target Corp.	6.350%	11/1/2032	8,343	9,257
	Target Corp.	4.400%	1/15/2033	9,023	8,953
	Target Corp.	4.500%	9/15/2034	26,800	26,193
	Target Corp.	5.000%	4/15/2035	42,114	42,251
	Tyson Foods Inc.	5.700%	3/15/2034	43,016	44,809
	Unilever Capital Corp.	1.750%	8/12/2031	6,914	6,043
	Unilever Capital Corp.	5.900%	11/15/2032	28,568	31,155
	Unilever Capital Corp.	5.000%	12/8/2033	33,169	34,264
	Unilever Capital Corp.	4.625%	8/12/2034	39,967	39,898
	Walmart Inc.	7.550%	2/15/2030	4	5
	Walmart Inc.	1.800%	9/22/2031	55,766	49,033
	Walmart Inc.	4.150%	9/9/2032	33,021	32,747
	Walmart Inc.	4.100%	4/15/2033	33,608	33,002
	Walmart Inc.	4.900%	4/28/2035	55,498	56,388
					3,464,254
Energy (6.9%)
[3]	APA Corp.	6.100%	2/15/2035	7,580	7,590
	Boardwalk Pipelines LP	3.400%	2/15/2031	20,121	18,738
	Boardwalk Pipelines LP	5.625%	8/1/2034	29,170	29,863
	BP Capital Markets America Inc.	2.721%	1/12/2032	38,546	34,727
	BP Capital Markets America Inc.	4.812%	2/13/2033	29,237	29,351
	BP Capital Markets America Inc.	4.893%	9/11/2033	57,755	58,126
	BP Capital Markets America Inc.	4.989%	4/10/2034	38,458	38,870
	BP Capital Markets America Inc.	5.227%	11/17/2034	62,012	63,291

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Resources LLC	7.200%	8/15/2031	2,147	2,450
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	15,035	16,739
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	11,862	12,671
[3]	Canadian Natural Resources Ltd.	5.400%	12/15/2034	1,590	1,593
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	14,816	15,211
	Cheniere Energy Inc.	5.650%	4/15/2034	55,402	56,549
	Cheniere Energy Partners LP	4.000%	3/1/2031	45,664	44,022
	Cheniere Energy Partners LP	3.250%	1/31/2032	36,447	32,986
	Cheniere Energy Partners LP	5.950%	6/30/2033	62,698	65,665
	Cheniere Energy Partners LP	5.750%	8/15/2034	40,563	41,650
	Chevron USA Inc.	4.300%	10/15/2030	15,885	15,972
	Chevron USA Inc.	4.819%	4/15/2032	27,107	27,762
	Chevron USA Inc.	4.500%	10/15/2032	42,428	42,532
	Chevron USA Inc.	4.850%	10/15/2035	42,200	42,031
	ConocoPhillips	2.400%	2/15/2031	9,652	8,697
	ConocoPhillips	5.900%	10/15/2032	19,137	20,709
	ConocoPhillips Co.	4.850%	1/15/2032	40,837	41,535
	ConocoPhillips Co.	5.050%	9/15/2033	20,904	21,352
	ConocoPhillips Co.	5.000%	1/15/2035	49,460	49,450
	Coterra Energy Inc.	5.600%	3/15/2034	21,965	22,282
	Coterra Energy Inc.	5.400%	2/15/2035	22,310	22,210
	DCP Midstream Operating LP	3.250%	2/15/2032	5,204	4,681
	Devon Energy Corp.	7.875%	9/30/2031	34,003	39,278
	Devon Energy Corp.	5.200%	9/15/2034	19,708	19,317
	Diamondback Energy Inc.	3.125%	3/24/2031	45,211	41,894
	Diamondback Energy Inc.	6.250%	3/15/2033	26,179	27,977
	Diamondback Energy Inc.	5.400%	4/18/2034	47,159	47,645
	Diamondback Energy Inc.	5.550%	4/1/2035	49,492	50,088
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	29,832	31,092
	Enbridge Inc.	6.200%	11/15/2030	39,369	42,376
	Enbridge Inc.	5.700%	3/8/2033	75,285	78,484
	Enbridge Inc.	2.500%	8/1/2033	14,648	12,306
	Enbridge Inc.	5.625%	4/5/2034	48,126	49,650
	Enbridge Inc.	5.550%	6/20/2035	12,830	13,069
	Enbridge Inc.	7.200%	6/27/2054	67	70
	Energy Transfer LP	5.750%	2/15/2033	38,561	40,083
	Energy Transfer LP	6.550%	12/1/2033	47,234	51,203
	Energy Transfer LP	5.550%	5/15/2034	54,946	55,825
	Energy Transfer LP	5.600%	9/1/2034	57,821	58,746
	Energy Transfer LP	4.900%	3/15/2035	15,614	15,013
	Energy Transfer LP	5.700%	4/1/2035	48,057	48,961
	Enterprise Products Operating LLC	4.600%	1/15/2031	39,330	39,711
	Enterprise Products Operating LLC	5.350%	1/31/2033	7,095	7,357
[2]	Enterprise Products Operating LLC	6.875%	3/1/2033	14,657	16,496
	Enterprise Products Operating LLC	4.850%	1/31/2034	39,810	39,752
	Enterprise Products Operating LLC	4.950%	2/15/2035	40,621	40,547
	EOG Resources Inc.	5.000%	7/15/2032	48,935	49,785
	EOG Resources Inc.	3.900%	4/1/2035	550	504
[3]	EQT Corp.	4.750%	1/15/2031	30,285	30,080
	EQT Corp.	5.750%	2/1/2034	32,267	33,416
	Expand Energy Corp.	4.750%	2/1/2032	30,795	29,992
	Expand Energy Corp.	5.700%	1/15/2035	37,491	38,048
	Exxon Mobil Corp.	2.610%	10/15/2030	69,035	64,366
	Helmerich & Payne Inc.	2.900%	9/29/2031	19,291	16,835
	Helmerich & Payne Inc.	5.500%	12/1/2034	11,974	11,526
	Hess Corp.	7.300%	8/15/2031	18,681	21,548
	Hess Corp.	7.125%	3/15/2033	21,299	24,539
	HF Sinclair Corp.	4.500%	10/1/2030	3,384	3,308
	HF Sinclair Corp.	5.750%	1/15/2031	4,648	4,796
	HF Sinclair Corp.	5.500%	9/1/2032	5,897	5,917
	HF Sinclair Corp.	6.250%	1/15/2035	22,107	22,766
	Kinder Morgan Energy Partners LP	7.400%	3/15/2031	2,544	2,875
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	7,493	8,477
	Kinder Morgan Inc.	2.000%	2/15/2031	32,771	28,872
[2]	Kinder Morgan Inc.	7.800%	8/1/2031	2,363	2,734
[2]	Kinder Morgan Inc.	7.750%	1/15/2032	29,025	33,512
	Kinder Morgan Inc.	4.800%	2/1/2033	12,425	12,286
	Kinder Morgan Inc.	5.200%	6/1/2033	22,488	22,750
	Kinder Morgan Inc.	5.400%	2/1/2034	33,760	34,363
	Kinder Morgan Inc.	5.300%	12/1/2034	31,793	31,982

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	5.850%	6/1/2035	38,627	40,129
	Marathon Petroleum Corp.	5.700%	3/1/2035	45,223	46,200
	MPLX LP	4.950%	9/1/2032	32,151	31,953
	MPLX LP	5.000%	3/1/2033	37,065	36,723
	MPLX LP	5.500%	6/1/2034	38,545	38,848
	MPLX LP	5.400%	4/1/2035	31,578	31,382
	MPLX LP	5.400%	9/15/2035	36,250	35,793
	Occidental Petroleum Corp.	6.625%	9/1/2030	34,718	36,934
	Occidental Petroleum Corp.	6.125%	1/1/2031	39,223	41,007
	Occidental Petroleum Corp.	7.500%	5/1/2031	37,004	41,366
	Occidental Petroleum Corp.	7.875%	9/15/2031	15,966	18,044
	Occidental Petroleum Corp.	5.375%	1/1/2032	21,424	21,551
	Occidental Petroleum Corp.	5.550%	10/1/2034	33,342	33,175
	ONEOK Inc.	5.800%	11/1/2030	12,888	13,555
	ONEOK Inc.	6.350%	1/15/2031	2,744	2,945
	ONEOK Inc.	4.750%	10/15/2031	17,034	17,034
	ONEOK Inc.	4.950%	10/15/2032	16,875	16,772
	ONEOK Inc.	6.100%	11/15/2032	19,024	20,215
	ONEOK Inc.	6.050%	9/1/2033	65,380	68,756
	ONEOK Inc.	5.650%	9/1/2034	23,877	24,281
	ONEOK Inc.	5.050%	11/1/2034	59,457	57,992
	ONEOK Inc.	5.400%	10/15/2035	17,500	17,340
	Ovintiv Inc.	8.125%	9/15/2030	8,843	10,130
	Ovintiv Inc.	7.200%	11/1/2031	14,985	16,435
	Ovintiv Inc.	7.375%	11/1/2031	6,092	6,746
	Ovintiv Inc.	6.250%	7/15/2033	24,731	25,732
	Ovintiv Inc.	6.500%	8/15/2034	24,755	26,065
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	11,052	11,538
	Phillips 66	2.150%	12/15/2030	26,103	23,242
	Phillips 66 Co.	5.250%	6/15/2031	56,997	59,094
	Phillips 66 Co.	5.300%	6/30/2033	45,832	46,783
	Phillips 66 Co.	4.950%	3/15/2035	20,307	19,886
	Pioneer Natural Resources Co.	2.150%	1/15/2031	12,456	11,176
	Plains All American Pipeline LP	3.800%	9/15/2030	26,794	25,845
	Plains All American Pipeline LP	5.700%	9/15/2034	11,829	12,072
	Plains All American Pipeline LP	5.950%	6/15/2035	36,333	37,415
[2]	Shell Finance US Inc.	4.125%	5/11/2035	24,611	23,368
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	31,308	31,064
	Suncor Energy Inc.	7.150%	2/1/2032	10,225	11,418
	Suncor Energy Inc.	5.950%	12/1/2034	12,860	13,378
	Targa Resources Corp.	4.900%	9/15/2030	14,675	14,898
	Targa Resources Corp.	4.200%	2/1/2033	12,705	11,977
	Targa Resources Corp.	6.125%	3/15/2033	11,657	12,334
	Targa Resources Corp.	6.500%	3/30/2034	28,235	30,523
	Targa Resources Corp.	5.500%	2/15/2035	45,994	46,394
	Targa Resources Corp.	5.550%	8/15/2035	14,125	14,213
	Targa Resources Partners LP	4.875%	2/1/2031	29,799	29,679
	Targa Resources Partners LP	4.000%	1/15/2032	34,243	32,212
	Texas Eastern Transmission LP	7.000%	7/15/2032	5,028	5,600
	TotalEnergies Capital SA	5.150%	4/5/2034	53,507	55,142
	TotalEnergies Capital SA	4.724%	9/10/2034	29,651	29,631
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	40,086	38,642
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	5,010	5,133
	Valero Energy Corp.	2.800%	12/1/2031	19,443	17,539
	Valero Energy Corp.	7.500%	4/15/2032	17,218	19,827
	Viper Energy Partners LLC	5.700%	8/1/2035	11,460	11,501
	Western Midstream Operating LP	6.150%	4/1/2033	6,965	7,294
	Western Midstream Operating LP	5.450%	11/15/2034	35,893	35,418
	Williams Cos. Inc.	3.500%	11/15/2030	34,090	32,472
	Williams Cos. Inc.	2.600%	3/15/2031	56,096	50,711
	Williams Cos. Inc.	4.650%	8/15/2032	35,686	35,220
	Williams Cos. Inc.	5.650%	3/15/2033	25,666	26,739
	Williams Cos. Inc.	5.150%	3/15/2034	43,466	43,564
	Williams Cos. Inc.	5.600%	3/15/2035	32,923	33,796
	Woodside Finance Ltd.	5.700%	5/19/2032	5,222	5,396
	Woodside Finance Ltd.	5.100%	9/12/2034	28,090	27,509
	Woodside Finance Ltd.	6.000%	5/19/2035	36,283	37,472
					4,105,740

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (32.4%)
	AerCap Ireland Capital DAC	6.150%	9/30/2030	24,969	26,766
	AerCap Ireland Capital DAC	5.375%	12/15/2031	1,793	1,852
	AerCap Ireland Capital DAC	3.300%	1/30/2032	132,816	121,565
	AerCap Ireland Capital DAC	3.400%	10/29/2033	48,524	43,154
	AerCap Ireland Capital DAC	5.300%	1/19/2034	20,403	20,674
	AerCap Ireland Capital DAC	4.950%	9/10/2034	38,010	37,475
	AerCap Ireland Capital DAC	6.500%	1/31/2056	3,695	3,797
	Affiliated Managers Group Inc.	5.500%	8/20/2034	18,790	19,079
	Air Lease Corp.	3.125%	12/1/2030	30,893	28,869
[2]	Air Lease Corp.	5.200%	7/15/2031	31,664	32,565
[2]	Air Lease Corp.	2.875%	1/15/2032	8,841	7,925
	Allstate Corp.	1.450%	12/15/2030	24,376	20,976
	Allstate Corp.	5.250%	3/30/2033	28,850	29,689
	Allstate Corp.	5.350%	6/1/2033	11,809	12,232
	Allstate Corp.	5.550%	5/9/2035	12,730	13,247
[2]	Ally Financial Inc.	8.000%	11/1/2031	72,879	83,424
	Ally Financial Inc.	8.000%	11/1/2031	16,073	18,320
	Ally Financial Inc.	6.184%	7/26/2035	20,857	21,455
	American Express Co.	6.489%	10/30/2031	26,419	28,898
	American Express Co.	4.989%	5/26/2033	36,853	37,146
	American Express Co.	4.918%	7/20/2033	44,151	44,692
	American Express Co.	4.420%	8/3/2033	26,429	25,975
	American Express Co.	5.043%	5/1/2034	23,957	24,315
	American Express Co.	5.625%	7/28/2034	24,141	24,966
	American Express Co.	5.915%	4/25/2035	12,320	12,986
	American Express Co.	5.284%	7/26/2035	46,355	47,235
	American Express Co.	5.442%	1/30/2036	41,187	42,324
	American Express Co.	5.667%	4/25/2036	57,411	59,945
	American Financial Group Inc.	5.250%	4/2/2030	99	103
	American International Group Inc.	5.125%	3/27/2033	36,102	36,848
	American International Group Inc.	5.450%	5/7/2035	28,049	28,937
	American National Group Inc.	6.000%	7/15/2035	19,835	20,060
	Ameriprise Financial Inc.	4.500%	5/13/2032	16,477	16,439
	Ameriprise Financial Inc.	5.150%	5/15/2033	23,191	23,836
	Ameriprise Financial Inc.	5.200%	4/15/2035	36,126	36,571
	Aon Corp.	2.050%	8/23/2031	12,210	10,673
	Aon Corp.	2.600%	12/2/2031	9,606	8,602
	Aon Corp.	5.000%	9/12/2032	11,966	12,216
	Aon Corp.	5.350%	2/28/2033	25,828	26,708
	Aon North America Inc.	5.300%	3/1/2031	25,757	26,842
	Aon North America Inc.	5.450%	3/1/2034	55,353	57,126
	Apollo Debt Solutions BDC	6.700%	7/29/2031	30,025	31,746
[3]	Apollo Debt Solutions BDC	6.550%	3/15/2032	16,735	17,411
	Apollo Global Management Inc.	6.375%	11/15/2033	15,524	17,034
	Apollo Global Management Inc.	5.150%	8/12/2035	8,322	8,286
	Apollo Global Management Inc.	6.000%	12/15/2054	13,025	12,955
	Ares Capital Corp.	5.500%	9/1/2030	21,100	21,373
	Ares Capital Corp.	3.200%	11/15/2031	17,929	15,974
[2]	Ares Capital Corp.	5.800%	3/8/2032	30,389	30,833
[3]	Ares Strategic Income Fund	5.800%	9/9/2030	16,150	16,400
	Ares Strategic Income Fund	6.200%	3/21/2032	23,957	24,627
	Arthur J Gallagher & Co.	2.400%	11/9/2031	5,389	4,769
	Arthur J Gallagher & Co.	5.000%	2/15/2032	21,460	21,847
	Arthur J Gallagher & Co.	5.500%	3/2/2033	8,951	9,254
	Arthur J Gallagher & Co.	6.500%	2/15/2034	10,463	11,477
	Arthur J Gallagher & Co.	5.450%	7/15/2034	16,153	16,608
	Arthur J Gallagher & Co.	5.150%	2/15/2035	41,507	41,628
	Assurant Inc.	4.900%	3/27/2028	1	1
	Athene Holding Ltd.	3.500%	1/15/2031	14,605	13,828
	Athene Holding Ltd.	6.650%	2/1/2033	31,857	34,462
	Athene Holding Ltd.	5.875%	1/15/2034	25,069	25,982
	Athene Holding Ltd.	6.625%	10/15/2054	11,460	11,503
	Athene Holding Ltd.	6.875%	6/28/2055	15,680	15,868
	AXA SA	8.600%	12/15/2030	28,206	33,499
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	23,687	27,250
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	25,288	26,531
	Banco Santander SA	2.749%	12/3/2030	36,585	32,982
	Banco Santander SA	2.958%	3/25/2031	10,325	9,538
	Banco Santander SA	5.439%	7/15/2031	63,164	66,162

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	6.921%	8/8/2033	56,415	62,089
	Banco Santander SA	6.938%	11/7/2033	57,195	64,902
	Banco Santander SA	6.350%	3/14/2034	56,505	59,898
	Banco Santander SA	6.033%	1/17/2035	28,697	30,467
[2]	Bank of America Corp.	3.419%	12/20/2028	1	1
[2]	Bank of America Corp.	1.922%	10/24/2031	82,064	72,458
[2]	Bank of America Corp.	2.651%	3/11/2032	72,639	65,993
	Bank of America Corp.	2.687%	4/22/2032	130,974	118,798
	Bank of America Corp.	2.299%	7/21/2032	92,165	81,314
	Bank of America Corp.	2.572%	10/20/2032	87,557	78,131
[2]	Bank of America Corp.	2.972%	2/4/2033	100,876	91,079
	Bank of America Corp.	4.571%	4/27/2033	115,211	114,028
[2]	Bank of America Corp.	5.015%	7/22/2033	170,942	173,576
	Bank of America Corp.	5.288%	4/25/2034	109,612	112,347
	Bank of America Corp.	5.872%	9/15/2034	126,674	134,345
	Bank of America Corp.	5.468%	1/23/2035	168,177	173,662
[2]	Bank of America Corp.	5.425%	8/15/2035	48,369	48,711
	Bank of America Corp.	5.518%	10/25/2035	126,581	127,649
	Bank of America Corp.	5.511%	1/24/2036	115,935	119,439
	Bank of America Corp.	5.744%	2/12/2036	89,267	91,472
	Bank of America Corp.	5.464%	5/9/2036	44,433	45,645
	Bank of America Corp.	2.482%	9/21/2036	84,432	72,986
	Bank of America Corp.	3.846%	3/8/2037	27,351	25,250
	Bank of Montreal	5.511%	6/4/2031	35,774	37,620
	Bank of Montreal	3.088%	1/10/2037	35,052	30,906
[2]	Bank of New York Mellon Corp.	1.800%	7/28/2031	17,555	15,425
	Bank of New York Mellon Corp.	2.500%	1/26/2032	4,063	3,628
	Bank of New York Mellon Corp.	5.060%	7/22/2032	31,002	31,921
[2]	Bank of New York Mellon Corp.	4.289%	6/13/2033	33,220	32,453
[2]	Bank of New York Mellon Corp.	5.834%	10/25/2033	52,791	56,426
	Bank of New York Mellon Corp.	4.706%	2/1/2034	29,322	29,217
[2]	Bank of New York Mellon Corp.	4.967%	4/26/2034	30,762	31,081
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	27,644	30,558
[2]	Bank of New York Mellon Corp.	5.188%	3/14/2035	52,370	53,345
	Bank of New York Mellon Corp.	5.225%	11/20/2035	17,460	17,816
	Bank of New York Mellon Corp.	5.316%	6/6/2036	11,249	11,514
	Bank of New York Mellon Corp.	5.606%	7/21/2039	5,847	6,044
	Bank of Nova Scotia	4.850%	2/1/2030	17,182	17,565
	Bank of Nova Scotia	2.150%	8/1/2031	10,196	9,010
	Bank of Nova Scotia	2.450%	2/2/2032	29,459	25,867
	Bank of Nova Scotia	4.740%	11/10/2032	14,992	15,143
	Bank of Nova Scotia	5.650%	2/1/2034	37,849	39,878
	Bank of Nova Scotia	4.588%	5/4/2037	20,920	20,068
	Barclays plc	2.667%	3/10/2032	37,033	33,359
	Barclays plc	2.894%	11/24/2032	31,279	27,999
	Barclays plc	5.746%	8/9/2033	33,370	34,846
	Barclays plc	7.437%	11/2/2033	79,493	90,689
	Barclays plc	6.224%	5/9/2034	61,433	65,523
	Barclays plc	7.119%	6/27/2034	62,382	68,944
	Barclays plc	6.692%	9/13/2034	65,471	71,772
	Barclays plc	5.335%	9/10/2035	42,704	42,751
	Barclays plc	5.785%	2/25/2036	56,955	58,703
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	33,672	29,724
	BlackRock Funding Inc.	5.000%	3/14/2034	35,744	36,724
	BlackRock Funding Inc.	4.900%	1/8/2035	13,469	13,683
	Blackrock Inc.	1.900%	1/28/2031	41,934	37,324
	Blackrock Inc.	2.100%	2/25/2032	20,023	17,456
	Blackrock Inc.	4.750%	5/25/2033	48,647	49,369
	Blackstone Private Credit Fund	6.250%	1/25/2031	13,951	14,566
	Blackstone Private Credit Fund	6.000%	1/29/2032	30,899	31,736
	Blackstone Private Credit Fund	6.000%	11/22/2034	20,494	20,660
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	24,954	24,926
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	14,573	15,228
	Blue Owl Finance LLC	3.125%	6/10/2031	11,576	10,499
	Blue Owl Finance LLC	6.250%	4/18/2034	41,357	43,143
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	22,940	23,751
	Brookfield Capital Finance LLC	6.087%	6/14/2033	16,125	17,189
	Brookfield Finance I UK plc	2.340%	1/30/2032	7,566	6,546
	Brookfield Finance Inc.	2.724%	4/15/2031	10,550	9,633
	Brookfield Finance Inc.	6.350%	1/5/2034	21,964	23,750

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	5.675%	1/15/2035	15,029	15,529
	Brown & Brown Inc.	2.375%	3/15/2031	18,412	16,360
	Brown & Brown Inc.	4.200%	3/17/2032	19,459	18,586
	Brown & Brown Inc.	5.250%	6/23/2032	19,248	19,682
	Brown & Brown Inc.	5.650%	6/11/2034	20,311	20,845
	Brown & Brown Inc.	5.550%	6/23/2035	28,760	29,314
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	28,523	26,820
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	49,279	53,155
[2]	Capital One Financial Corp.	7.624%	10/30/2031	31,055	35,224
	Capital One Financial Corp.	2.359%	7/29/2032	19,598	16,872
	Capital One Financial Corp.	2.618%	11/2/2032	1,150	1,021
	Capital One Financial Corp.	6.700%	11/29/2032	35,531	39,088
	Capital One Financial Corp.	5.268%	5/10/2033	19,294	19,631
	Capital One Financial Corp.	5.817%	2/1/2034	46,264	48,102
	Capital One Financial Corp.	6.377%	6/8/2034	60,293	64,730
	Capital One Financial Corp.	7.964%	11/2/2034	37,510	43,855
	Capital One Financial Corp.	6.051%	2/1/2035	19,364	20,394
	Capital One Financial Corp.	5.884%	7/26/2035	37,682	39,172
	Capital One Financial Corp.	6.183%	1/30/2036	54,665	56,412
	Cboe Global Markets Inc.	1.625%	12/15/2030	9,265	8,140
	Cboe Global Markets Inc.	3.000%	3/16/2032	9,198	8,390
	Charles Schwab Corp.	1.650%	3/11/2031	32,098	27,845
	Charles Schwab Corp.	2.300%	5/13/2031	31,463	28,298
	Charles Schwab Corp.	1.950%	12/1/2031	3,824	3,310
	Charles Schwab Corp.	2.900%	3/3/2032	46,834	42,429
	Charles Schwab Corp.	5.853%	5/19/2034	54,460	58,026
	Charles Schwab Corp.	6.136%	8/24/2034	9,651	10,475
	Chubb INA Holdings LLC	1.375%	9/15/2030	32,729	28,659
	Chubb INA Holdings LLC	5.000%	3/15/2034	58,500	59,419
	Chubb INA Holdings LLC	4.900%	8/15/2035	36,032	35,844
	CI Financial Corp.	3.200%	12/17/2030	15,321	13,780
[2]	Citibank NA	5.570%	4/30/2034	68,765	71,948
	Citigroup Inc.	2.561%	5/1/2032	63,155	56,714
	Citigroup Inc.	6.625%	6/15/2032	44,496	49,040
	Citigroup Inc.	3.057%	1/25/2033	78,736	71,097
	Citigroup Inc.	3.785%	3/17/2033	109,678	103,172
	Citigroup Inc.	4.910%	5/24/2033	46,575	46,737
	Citigroup Inc.	6.000%	10/31/2033	31,202	33,239
	Citigroup Inc.	6.270%	11/17/2033	93,527	101,374
	Citigroup Inc.	6.174%	5/25/2034	111,672	117,564
	Citigroup Inc.	5.827%	2/13/2035	96,299	98,777
	Citigroup Inc.	5.449%	6/11/2035	43,952	45,107
	Citigroup Inc.	6.020%	1/24/2036	88,586	91,413
[2]	Citigroup Inc.	5.333%	3/27/2036	86,281	87,186
	Citigroup Inc.	5.411%	9/19/2039	10,398	10,290
	Citizens Financial Group Inc.	5.718%	7/23/2032	59,980	62,622
	Citizens Financial Group Inc.	2.638%	9/30/2032	12,709	10,756
	Citizens Financial Group Inc.	6.645%	4/25/2035	20,492	22,279
	Citizens Financial Group Inc.	5.641%	5/21/2037	7,030	7,065
	CME Group Inc.	2.650%	3/15/2032	23,728	21,388
	CNA Financial Corp.	5.500%	6/15/2033	17,887	18,410
	CNA Financial Corp.	5.125%	2/15/2034	17,010	17,026
	CNA Financial Corp.	5.200%	8/15/2035	14,000	13,851
	CNO Financial Group Inc.	6.450%	6/15/2034	28,681	30,134
	Comerica Bank	5.332%	8/25/2033	4,857	4,788
	Corebridge Financial Inc.	3.900%	4/5/2032	19,953	18,884
	Corebridge Financial Inc.	6.050%	9/15/2033	3,087	3,271
	Corebridge Financial Inc.	5.750%	1/15/2034	38,294	40,014
	Corebridge Financial Inc.	6.375%	9/15/2054	19,770	20,028
	Credit Suisse USA LLC	7.125%	7/15/2032	32,438	37,054
	Deutsche Bank AG	4.950%	8/4/2031	9,673	9,751
[2]	Deutsche Bank AG	3.547%	9/18/2031	30,778	29,199
	Deutsche Bank AG	3.729%	1/14/2032	33,764	31,602
	Deutsche Bank AG	3.035%	5/28/2032	36,719	33,481
	Deutsche Bank AG	3.742%	1/7/2033	51,608	47,244
	Deutsche Bank AG	7.079%	2/10/2034	50,573	54,931
	Deutsche Bank AG	5.403%	9/11/2035	51,379	51,670
	Enstar Group Ltd.	4.950%	6/1/2029	1	—
	Enstar Group Ltd.	3.100%	9/1/2031	21,055	18,815
	Equitable Holdings Inc.	5.594%	1/11/2033	14,928	15,522

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equitable Holdings Inc.	6.700%	3/28/2055	9,800	10,036
	F&G Annuities & Life Inc.	6.250%	10/4/2034	17,539	17,626
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	15,914	14,966
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	29,064	29,984
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	22,780	23,974
[3]	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	14,640	14,959
	Fidelity National Financial Inc.	2.450%	3/15/2031	11,536	10,166
	Fifth Third Bancorp	5.631%	1/29/2032	31,655	33,137
	Fifth Third Bancorp	4.337%	4/25/2033	16,157	15,625
	First American Financial Corp.	2.400%	8/15/2031	12,890	11,166
	First American Financial Corp.	5.450%	9/30/2034	12,980	12,916
	First Citizens BancShares Inc.	6.254%	3/12/2040	14,854	14,940
	Franklin Resources Inc.	1.600%	10/30/2030	16,038	14,062
	FS KKR Capital Corp.	3.250%	7/15/2027	1	1
	GATX Corp.	3.500%	6/1/2032	8,118	7,469
	GATX Corp.	4.900%	3/15/2033	5,928	5,925
	GATX Corp.	5.450%	9/15/2033	13,725	14,077
	GATX Corp.	6.050%	3/15/2034	18,360	19,553
	GATX Corp.	6.900%	5/1/2034	17,837	19,901
	GATX Corp.	5.500%	6/15/2035	14,625	14,886
	Global Payments Inc.	2.900%	11/15/2031	43,235	38,679
	Global Payments Inc.	5.400%	8/15/2032	20,184	20,541
	Globe Life Inc.	4.800%	6/15/2032	2,852	2,843
	Globe Life Inc.	5.850%	9/15/2034	6,500	6,769
	Goldman Sachs Capital I	6.345%	2/15/2034	6,464	6,863
	Goldman Sachs Group Inc.	1.992%	1/27/2032	40,159	35,257
	Goldman Sachs Group Inc.	2.615%	4/22/2032	135,029	121,870
	Goldman Sachs Group Inc.	2.383%	7/21/2032	121,862	107,914
	Goldman Sachs Group Inc.	2.650%	10/21/2032	115,423	103,066
	Goldman Sachs Group Inc.	6.125%	2/15/2033	51,296	56,205
	Goldman Sachs Group Inc.	3.102%	2/24/2033	112,183	102,050
	Goldman Sachs Group Inc.	5.851%	4/25/2035	97,092	102,487
	Goldman Sachs Group Inc.	5.330%	7/23/2035	98,754	100,483
	Goldman Sachs Group Inc.	5.016%	10/23/2035	82,958	82,432
	Goldman Sachs Group Inc.	5.536%	1/28/2036	108,947	112,363
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	17,300	17,626
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	29,275	29,011
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	15,121	15,284
	Hanover Insurance Group Inc.	2.500%	9/1/2030	7,635	6,884
	Hanover Insurance Group Inc.	5.500%	9/1/2035	4,300	4,304
	HPS Corporate Lending Fund	5.950%	4/14/2032	14,820	15,003
[2]	HSBC Holdings plc	2.357%	8/18/2031	8,191	7,392
	HSBC Holdings plc	5.733%	5/17/2032	63,773	66,925
	HSBC Holdings plc	2.804%	5/24/2032	96,707	87,295
	HSBC Holdings plc	2.871%	11/22/2032	33,524	30,145
	HSBC Holdings plc	4.762%	3/29/2033	42,866	42,294
	HSBC Holdings plc	5.402%	8/11/2033	61,136	63,043
	HSBC Holdings plc	8.113%	11/3/2033	72,111	83,891
	HSBC Holdings plc	6.254%	3/9/2034	77,018	83,144
	HSBC Holdings plc	6.547%	6/20/2034	67,803	72,587
	HSBC Holdings plc	7.399%	11/13/2034	46,453	52,343
	HSBC Holdings plc	5.719%	3/4/2035	20,101	21,038
	HSBC Holdings plc	5.874%	11/18/2035	54,540	55,920
	HSBC Holdings plc	5.450%	3/3/2036	79,792	81,098
	HSBC Holdings plc	5.790%	5/13/2036	71,087	73,934
	Huntington Bancshares Inc.	5.023%	5/17/2033	16,717	16,729
	Huntington Bancshares Inc.	5.709%	2/2/2035	33,774	34,900
	Huntington Bancshares Inc.	2.487%	8/15/2036	17,466	14,867
	Huntington Bancshares Inc.	6.141%	11/18/2039	22,795	23,491
	ING Groep NV	2.727%	4/1/2032	905	826
	ING Groep NV	4.252%	3/28/2033	26,946	26,150
	ING Groep NV	6.114%	9/11/2034	33,068	35,350
	ING Groep NV	5.550%	3/19/2035	63,024	64,842
	ING Groep NV	5.525%	3/25/2036	23,644	24,205
	Intercontinental Exchange Inc.	1.850%	9/15/2032	52,932	44,360
	Intercontinental Exchange Inc.	4.600%	3/15/2033	59,515	59,484
	Jackson Financial Inc.	5.670%	6/8/2032	9,878	10,223
	Janus Henderson US Holdings Inc.	5.450%	9/10/2034	18,640	18,591
	Jefferies Financial Group Inc.	2.625%	10/15/2031	50,598	44,734
	Jefferies Financial Group Inc.	2.750%	10/15/2032	5,487	4,711

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferies Financial Group Inc.	6.200%	4/14/2034	34,944	36,847
[2]	JPMorgan Chase & Co.	8.750%	9/1/2030	4,707	5,613
	JPMorgan Chase & Co.	1.764%	11/19/2031	62,442	54,830
	JPMorgan Chase & Co.	1.953%	2/4/2032	113,684	100,014
	JPMorgan Chase & Co.	2.580%	4/22/2032	109,977	99,473
	JPMorgan Chase & Co.	2.545%	11/8/2032	45,601	40,655
	JPMorgan Chase & Co.	2.963%	1/25/2033	119,526	108,388
	JPMorgan Chase & Co.	4.586%	4/26/2033	45,282	45,045
	JPMorgan Chase & Co.	4.912%	7/25/2033	144,876	146,835
	JPMorgan Chase & Co.	5.717%	9/14/2033	107,872	112,949
	JPMorgan Chase & Co.	5.350%	6/1/2034	151,939	156,924
	JPMorgan Chase & Co.	6.254%	10/23/2034	89,147	97,358
	JPMorgan Chase & Co.	5.336%	1/23/2035	75,180	77,197
	JPMorgan Chase & Co.	5.766%	4/22/2035	75,954	80,247
	JPMorgan Chase & Co.	5.294%	7/22/2035	99,480	101,469
	JPMorgan Chase & Co.	4.946%	10/22/2035	71,621	71,226
	JPMorgan Chase & Co.	5.502%	1/24/2036	97,389	100,586
	JPMorgan Chase & Co.	5.572%	4/22/2036	122,798	127,710
	JPMorgan Chase & Co.	5.576%	7/23/2036	110,730	113,031
	Kemper Corp.	2.400%	9/30/2030	8,252	7,309
	Kemper Corp.	3.800%	2/23/2032	14,187	12,977
[2]	KeyBank NA	4.900%	8/8/2032	23,275	22,845
	KeyBank NA	5.000%	1/26/2033	24,564	24,508
[2]	KeyCorp	4.789%	6/1/2033	20,748	20,522
	KeyCorp	6.401%	3/6/2035	36,649	39,357
	KKR & Co. Inc.	5.100%	8/7/2035	20,075	19,923
	Lazard Group LLC	6.000%	3/15/2031	13,990	14,816
	Lazard Group LLC	5.625%	8/1/2035	8,000	8,055
	Lincoln National Corp.	3.400%	1/15/2031	11,031	10,361
	Lincoln National Corp.	3.400%	3/1/2032	4,416	4,038
	Lincoln National Corp.	5.852%	3/15/2034	15,094	15,661
	Lloyds Banking Group plc	4.976%	8/11/2033	37,959	38,045
	Lloyds Banking Group plc	7.953%	11/15/2033	16,111	18,587
	Lloyds Banking Group plc	5.679%	1/5/2035	62,508	64,822
	Lloyds Banking Group plc	5.590%	11/26/2035	22,149	22,726
	Lloyds Banking Group plc	6.068%	6/13/2036	40,150	41,543
	LPL Holdings Inc.	6.000%	5/20/2034	19,449	20,121
	LPL Holdings Inc.	5.650%	3/15/2035	18,065	18,258
	LPL Holdings Inc.	5.750%	6/15/2035	14,433	14,666
	M&T Bank Corp.	6.082%	3/13/2032	37,681	40,055
	M&T Bank Corp.	5.053%	1/27/2034	40,940	40,603
[2]	M&T Bank Corp.	5.385%	1/16/2036	17,892	17,926
	Manulife Financial Corp.	3.703%	3/16/2032	15,784	15,060
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	11,940	10,805
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	47,199	48,306
	Marsh & McLennan Cos. Inc.	2.375%	12/15/2031	4,799	4,252
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	25,149	26,170
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	14,977	15,347
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	65,589	65,760
	Mastercard Inc.	1.900%	3/15/2031	11,340	10,095
	Mastercard Inc.	2.000%	11/18/2031	26,507	23,288
	Mastercard Inc.	4.350%	1/15/2032	46,408	46,440
	Mastercard Inc.	4.950%	3/15/2032	33,976	35,171
	Mastercard Inc.	4.850%	3/9/2033	10,641	10,868
	Mastercard Inc.	4.875%	5/9/2034	34,041	34,564
	Mastercard Inc.	4.550%	1/15/2035	41,368	40,814
	MetLife Inc.	6.500%	12/15/2032	7,515	8,433
	MetLife Inc.	5.375%	7/15/2033	47,265	49,420
	MetLife Inc.	5.300%	12/15/2034	41,745	42,972
	MetLife Inc.	5.700%	6/15/2035	31,897	33,768
[2]	MetLife Inc.	6.350%	3/15/2055	23,429	24,433
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	69,214	61,188
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	10,114	8,993
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	22,411	20,087
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	13,231	12,889
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	42,809	43,658
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	19,094	19,879
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	26,745	27,869
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	18,589	19,339
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	69,457	71,634

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	38,578	40,083
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	42,563	44,380
	Mizuho Financial Group Inc.	4.711%	7/8/2031	5,000	5,052
[2]	Mizuho Financial Group Inc.	1.979%	9/8/2031	17,914	15,890
	Mizuho Financial Group Inc.	2.564%	9/13/2031	25,229	22,319
	Mizuho Financial Group Inc.	2.172%	5/22/2032	7,461	6,553
	Mizuho Financial Group Inc.	2.260%	7/9/2032	8,264	7,265
	Mizuho Financial Group Inc.	5.669%	9/13/2033	23,713	24,883
	Mizuho Financial Group Inc.	5.754%	5/27/2034	27,005	28,423
	Mizuho Financial Group Inc.	5.748%	7/6/2034	29,543	31,101
	Mizuho Financial Group Inc.	5.579%	5/26/2035	18,623	19,365
	Mizuho Financial Group Inc.	5.594%	7/10/2035	6,792	7,059
	Mizuho Financial Group Inc.	5.323%	7/8/2036	50,579	51,451
[2]	Morgan Stanley	1.794%	2/13/2032	48,350	41,937
	Morgan Stanley	7.250%	4/1/2032	47,659	54,917
[2]	Morgan Stanley	1.928%	4/28/2032	90,403	78,447
[2]	Morgan Stanley	2.239%	7/21/2032	87,754	77,075
[2]	Morgan Stanley	2.511%	10/20/2032	54,648	48,477
	Morgan Stanley	2.943%	1/21/2033	52,482	47,297
	Morgan Stanley	4.889%	7/20/2033	56,072	56,584
	Morgan Stanley	6.342%	10/18/2033	97,449	106,476
[2]	Morgan Stanley	5.250%	4/21/2034	118,591	121,119
[2]	Morgan Stanley	5.424%	7/21/2034	93,977	97,001
	Morgan Stanley	6.627%	11/1/2034	66,876	74,178
	Morgan Stanley	5.466%	1/18/2035	96,280	99,313
	Morgan Stanley	5.831%	4/19/2035	83,256	87,771
	Morgan Stanley	5.320%	7/19/2035	100,855	102,754
	Morgan Stanley	5.587%	1/18/2036	88,929	91,937
	Morgan Stanley	5.664%	4/17/2036	91,427	95,152
	Morgan Stanley	2.484%	9/16/2036	111,720	96,775
	Morgan Stanley	5.297%	4/20/2037	35,860	36,075
	Morgan Stanley	5.948%	1/19/2038	73,768	76,644
	Morgan Stanley	5.942%	2/7/2039	18,165	18,871
	Nasdaq Inc.	1.650%	1/15/2031	19,396	16,961
	Nasdaq Inc.	5.550%	2/15/2034	21,321	22,224
	NatWest Group plc	6.016%	3/2/2034	27,094	28,843
	NatWest Group plc	5.778%	3/1/2035	52,014	54,346
[2]	NatWest Group plc	3.032%	11/28/2035	24,175	21,991
	Nomura Holdings Inc.	2.608%	7/14/2031	14,037	12,578
	Nomura Holdings Inc.	2.999%	1/22/2032	2,639	2,369
	Nomura Holdings Inc.	6.181%	1/18/2033	35,653	38,304
	Nomura Holdings Inc.	5.783%	7/3/2034	31,451	32,946
	Nomura Holdings Inc.	5.491%	6/29/2035	18,525	18,915
	Northern Trust Corp.	6.125%	11/2/2032	26,025	28,331
	Old Republic International Corp.	5.750%	3/28/2034	11,885	12,222
	ORIX Corp.	3.700%	7/18/2027	1	1
	ORIX Corp.	2.250%	3/9/2031	16,809	15,013
	ORIX Corp.	4.000%	4/13/2032	11,773	11,311
	ORIX Corp.	5.200%	9/13/2032	12,570	12,909
	ORIX Corp.	5.400%	2/25/2035	14,645	14,973
	PartnerRe Finance B LLC	4.500%	10/1/2050	5,886	5,542
	PayPal Holdings Inc.	4.400%	6/1/2032	29,467	29,255
	PayPal Holdings Inc.	5.150%	6/1/2034	21,987	22,460
	PayPal Holdings Inc.	5.100%	4/1/2035	24,351	24,644
	PNC Financial Services Group Inc.	2.307%	4/23/2032	31,103	27,662
	PNC Financial Services Group Inc.	4.812%	10/21/2032	67,579	68,310
	PNC Financial Services Group Inc.	4.626%	6/6/2033	37,818	37,216
	PNC Financial Services Group Inc.	6.037%	10/28/2033	38,033	40,758
	PNC Financial Services Group Inc.	5.068%	1/24/2034	13,900	14,049
	PNC Financial Services Group Inc.	5.939%	8/18/2034	30,368	32,282
	PNC Financial Services Group Inc.	6.875%	10/20/2034	83,716	93,976
	PNC Financial Services Group Inc.	5.676%	1/22/2035	60,165	62,731
	PNC Financial Services Group Inc.	5.401%	7/23/2035	25,282	25,845
	PNC Financial Services Group Inc.	5.575%	1/29/2036	80,481	82,992
	Primerica Inc.	2.800%	11/19/2031	14,578	13,138
	Principal Financial Group Inc.	5.375%	3/15/2033	17,597	18,157
	Progressive Corp.	3.000%	3/15/2032	16,170	14,848
	Progressive Corp.	6.250%	12/1/2032	5,674	6,275
	Progressive Corp.	4.950%	6/15/2033	19,958	20,321
[2]	Prudential Financial Inc.	5.750%	7/15/2033	14,390	15,466

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prudential Financial Inc.	5.200%	3/14/2035	32,170	32,739
[2]	Prudential Financial Inc.	3.700%	10/1/2050	17,800	16,446
	Prudential Financial Inc.	5.125%	3/1/2052	37,594	36,866
	Prudential Financial Inc.	6.000%	9/1/2052	31,836	32,929
	Prudential Financial Inc.	6.750%	3/1/2053	4,327	4,576
	Prudential Financial Inc.	6.500%	3/15/2054	30,549	32,087
	Prudential Funding Asia plc	3.625%	3/24/2032	14,527	13,687
	Regions Financial Corp.	5.502%	9/6/2035	32,907	33,386
	Reinsurance Group of America Inc.	6.000%	9/15/2033	12,152	12,836
	Reinsurance Group of America Inc.	5.750%	9/15/2034	19,134	19,747
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	26,229	27,238
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	19,340	20,003
[2]	Royal Bank of Canada	2.300%	11/3/2031	52,682	46,845
	Royal Bank of Canada	3.875%	5/4/2032	26,032	25,043
[2]	Royal Bank of Canada	5.000%	2/1/2033	65,954	67,561
[2]	Royal Bank of Canada	5.000%	5/2/2033	11,599	11,861
[2]	Royal Bank of Canada	5.150%	2/1/2034	33,855	34,973
	Santander Holdings USA Inc.	6.342%	5/31/2035	26,099	27,747
	Santander UK Group Holdings plc	2.896%	3/15/2032	20,591	18,756
	Selective Insurance Group Inc.	5.900%	4/15/2035	12,200	12,573
	State Street Corp.	2.200%	3/3/2031	49,904	44,486
	State Street Corp.	4.675%	10/22/2032	34,581	34,984
	State Street Corp.	4.164%	8/4/2033	18,385	17,821
	State Street Corp.	4.821%	1/26/2034	27,279	27,349
	State Street Corp.	5.159%	5/18/2034	28,879	29,645
	State Street Corp.	6.123%	11/21/2034	7,028	7,548
	State Street Corp.	5.146%	2/28/2036	25,296	25,601
	Stewart Information Services Corp.	3.600%	11/15/2031	17,307	15,572
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	9,535	8,546
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	46,728	48,925
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	22,046	19,430
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	14,020	14,672
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	51,951	55,120
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	13,278	13,454
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	27,520	29,297
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	9,085	9,697
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	58,019	60,548
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	34,526	36,227
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	8,190	8,312
	Synchrony Financial	2.875%	10/28/2031	40,813	36,186
[2]	Toronto-Dominion Bank	2.000%	9/10/2031	22,915	20,220
[2]	Toronto-Dominion Bank	2.450%	1/12/2032	9,843	8,712
	Toronto-Dominion Bank	5.298%	1/30/2032	33,944	35,266
[2]	Toronto-Dominion Bank	3.200%	3/10/2032	54,481	50,090
	Toronto-Dominion Bank	4.456%	6/8/2032	51,205	50,713
	TPG Operating Group II LP	5.875%	3/5/2034	11,183	11,724
	TPG Operating Group II LP	5.375%	1/15/2036	6,000	5,969
	Travelers Cos. Inc.	5.050%	7/24/2035	15,570	15,671
	Travelers Property Casualty Corp.	6.375%	3/15/2033	19,573	21,864
[2]	Truist Financial Corp.	5.153%	8/5/2032	15,463	15,908
[2]	Truist Financial Corp.	4.916%	7/28/2033	32,287	31,838
[2]	Truist Financial Corp.	6.123%	10/28/2033	35,306	37,700
[2]	Truist Financial Corp.	5.122%	1/26/2034	37,529	37,798
[2]	Truist Financial Corp.	5.867%	6/8/2034	63,052	66,244
[2]	Truist Financial Corp.	5.711%	1/24/2035	44,180	46,009
[2]	US Bancorp	1.375%	7/22/2030	2,188	1,912
[2]	US Bancorp	2.677%	1/27/2033	11,305	9,998
[2]	US Bancorp	4.967%	7/22/2033	43,431	43,146
	US Bancorp	5.850%	10/21/2033	12,093	12,787
	US Bancorp	4.839%	2/1/2034	33,005	32,814
	US Bancorp	5.836%	6/12/2034	71,450	75,426
	US Bancorp	5.678%	1/23/2035	75,001	78,186
	US Bancorp	5.424%	2/12/2036	54,239	55,512
	US Bancorp	2.491%	11/3/2036	44,665	38,415
	Visa Inc.	1.100%	2/15/2031	36,096	31,059
	Voya Financial Inc.	5.000%	9/20/2034	16,384	16,099
[2]	Wells Fargo & Co.	3.350%	3/2/2033	94,619	87,254
[2]	Wells Fargo & Co.	4.897%	7/25/2033	97,967	98,531
	Wells Fargo & Co.	5.389%	4/24/2034	112,791	116,049
[2]	Wells Fargo & Co.	5.557%	7/25/2034	142,758	148,227

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	6.491%	10/23/2034	112,044	123,136
	Wells Fargo & Co.	5.499%	1/23/2035	111,569	115,057
	Wells Fargo & Co.	5.211%	12/3/2035	51,637	52,090
	Wells Fargo & Co.	5.605%	4/23/2036	100,767	104,555
	Western Union Co.	2.750%	3/15/2031	3,642	3,210
	Westpac Banking Corp.	2.150%	6/3/2031	36,286	32,617
	Westpac Banking Corp.	5.405%	8/10/2033	34,380	35,127
	Westpac Banking Corp.	6.820%	11/17/2033	27,522	30,545
	Westpac Banking Corp.	2.668%	11/15/2035	48,633	43,582
[2]	Westpac Banking Corp.	5.618%	11/20/2035	38,050	38,769
	Westpac Banking Corp.	3.020%	11/18/2036	38,100	33,946
	Willis North America Inc.	5.350%	5/15/2033	30,803	31,686
	Zions Bancorp NA	6.816%	11/19/2035	16,761	17,553
					19,239,962
Health Care (8.8%)
	AbbVie Inc.	4.950%	3/15/2031	62,815	64,853
	AbbVie Inc.	5.050%	3/15/2034	109,034	111,066
[4]	AbbVie Inc.	4.550%	3/15/2035	62,351	60,834
	AbbVie Inc.	5.200%	3/15/2035	26,696	27,314
	AbbVie Inc.	4.500%	5/14/2035	62,495	60,534
	Adventist Health System	5.430%	3/1/2032	12,038	12,283
	Adventist Health System	5.757%	12/1/2034	12,047	12,148
	Agilent Technologies Inc.	2.300%	3/12/2031	12,573	11,281
	Agilent Technologies Inc.	4.750%	9/9/2034	18,323	18,061
	Amgen Inc.	2.300%	2/25/2031	22,247	19,967
	Amgen Inc.	2.000%	1/15/2032	37,178	31,925
	Amgen Inc.	3.350%	2/22/2032	36,342	33,863
	Amgen Inc.	4.200%	3/1/2033	10,045	9,702
	Amgen Inc.	5.250%	3/2/2033	146,977	150,807
	AstraZeneca Finance LLC	4.900%	2/26/2031	37,084	38,326
	AstraZeneca Finance LLC	2.250%	5/28/2031	28,355	25,630
	AstraZeneca Finance LLC	4.875%	3/3/2033	23,771	24,293
	AstraZeneca Finance LLC	5.000%	2/26/2034	27,159	27,755
	AstraZeneca plc	1.375%	8/6/2030	23,638	20,756
	Banner Health	1.897%	1/1/2031	4,860	4,308
	Baxter International Inc.	1.730%	4/1/2031	13,165	11,274
	Baxter International Inc.	2.539%	2/1/2032	58,553	50,912
[2]	Baylor Scott & White Holdings	1.777%	11/15/2030	5,411	4,792
	Becton Dickinson & Co.	1.957%	2/11/2031	34,267	30,121
	Becton Dickinson & Co.	4.298%	8/22/2032	19,173	18,713
	Becton Dickinson & Co.	5.110%	2/8/2034	5,289	5,353
	Biogen Inc.	5.050%	1/15/2031	9,540	9,797
	Biogen Inc.	5.750%	5/15/2035	20,945	21,616
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	21,064	19,618
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	33,053	28,894
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	47,936	49,888
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	56,671	51,672
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	89,053	91,428
	Cardinal Health Inc.	5.450%	2/15/2034	18,816	19,324
	Cardinal Health Inc.	5.350%	11/15/2034	31,681	32,147
	Cardinal Health Inc.	5.150%	9/15/2035	5,050	5,014
[2]	Cedars-Sinai Health System	2.288%	8/15/2031	6,155	5,506
	Cencora Inc.	2.700%	3/15/2031	29,017	26,533
	Cencora Inc.	5.125%	2/15/2034	7,336	7,418
	Cencora Inc.	5.150%	2/15/2035	24,968	25,167
	Centene Corp.	3.000%	10/15/2030	69,565	61,508
	Centene Corp.	2.500%	3/1/2031	58,937	50,254
	Centene Corp.	2.625%	8/1/2031	22,804	19,339
	Cigna Group	2.375%	3/15/2031	45,048	40,406
	Cigna Group	5.125%	5/15/2031	31,665	32,760
	Cigna Group	5.400%	3/15/2033	24,324	25,189
	Cigna Group	5.250%	2/15/2034	26,404	26,921
	CommonSpirit Health	2.782%	10/1/2030	1,250	1,156
	CommonSpirit Health	5.205%	12/1/2031	41,217	42,614
	CommonSpirit Health	5.318%	12/1/2034	20,737	20,946
	CVS Health Corp.	1.750%	8/21/2030	6,292	5,497
	CVS Health Corp.	5.250%	1/30/2031	27,645	28,433
	CVS Health Corp.	1.875%	2/28/2031	50,704	43,899
	CVS Health Corp.	5.550%	6/1/2031	8,378	8,748

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.000%	9/15/2032	10,320	10,366
	CVS Health Corp.	5.250%	2/21/2033	56,007	56,653
	CVS Health Corp.	5.300%	6/1/2033	26,770	27,097
	CVS Health Corp.	5.700%	6/1/2034	57,830	59,634
	CVS Health Corp.	5.450%	9/15/2035	24,267	24,324
	Elevance Health Inc.	4.101%	3/1/2028	1	—
	Elevance Health Inc.	2.550%	3/15/2031	32,985	29,885
	Elevance Health Inc.	4.950%	11/1/2031	45,160	45,939
	Elevance Health Inc.	4.100%	5/15/2032	15,634	15,055
	Elevance Health Inc.	5.500%	10/15/2032	24,519	25,547
	Elevance Health Inc.	4.750%	2/15/2033	35,000	34,837
	Elevance Health Inc.	5.375%	6/15/2034	47,697	48,736
	Elevance Health Inc.	5.950%	12/15/2034	20,341	21,442
	Elevance Health Inc.	5.200%	2/15/2035	31,497	31,723
	Eli Lilly & Co.	4.250%	3/15/2031	14,550	14,585
	Eli Lilly & Co.	4.900%	2/12/2032	44,042	45,447
	Eli Lilly & Co.	4.550%	10/15/2032	28,745	28,899
	Eli Lilly & Co.	4.700%	2/27/2033	16,750	16,959
	Eli Lilly & Co.	4.700%	2/9/2034	52,431	52,589
	Eli Lilly & Co.	4.600%	8/14/2034	40,424	40,149
	Eli Lilly & Co.	5.100%	2/12/2035	41,400	42,379
	Eli Lilly & Co.	4.900%	10/15/2035	24,725	24,836
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	13,065	13,286
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	42,555	45,474
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	32,929	33,858
	Gilead Sciences Inc.	1.650%	10/1/2030	39,173	34,607
	Gilead Sciences Inc.	5.100%	6/15/2035	39,762	40,301
	Gilead Sciences Inc.	4.600%	9/1/2035	5,165	5,042
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	1	—
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	8,993	9,417
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	36,821	36,801
	HCA Inc.	3.500%	9/1/2030	74,829	71,351
	HCA Inc.	5.450%	4/1/2031	63,207	65,612
	HCA Inc.	2.375%	7/15/2031	22,137	19,517
	HCA Inc.	5.500%	3/1/2032	10,010	10,371
	HCA Inc.	3.625%	3/15/2032	63,406	58,921
	HCA Inc.	5.500%	6/1/2033	27,368	28,150
	HCA Inc.	5.600%	4/1/2034	48,473	49,784
	HCA Inc.	5.450%	9/15/2034	57,525	58,214
	HCA Inc.	5.750%	3/1/2035	65,716	67,642
	Humana Inc.	5.375%	4/15/2031	37,047	38,161
	Humana Inc.	2.150%	2/3/2032	36,792	31,211
	Humana Inc.	5.875%	3/1/2033	26,433	27,598
	Humana Inc.	5.950%	3/15/2034	27,607	28,897
	Humana Inc.	5.550%	5/1/2035	12,056	12,171
	Icon Investments Six DAC	6.000%	5/8/2034	13,326	13,856
	Illumina Inc.	2.550%	3/23/2031	4,374	3,896
	Johnson & Johnson	1.300%	9/1/2030	42,860	37,761
	Johnson & Johnson	4.900%	6/1/2031	38,513	40,217
	Johnson & Johnson	4.850%	3/1/2032	58,435	60,515
	Johnson & Johnson	4.375%	12/5/2033	21,079	21,137
	Johnson & Johnson	5.000%	3/1/2035	53,977	55,488
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	20,875	18,950
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	19,405	19,245
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	19,328	18,958
	McKesson Corp.	4.950%	5/30/2032	31,728	32,353
	McKesson Corp.	5.100%	7/15/2033	4,953	5,077
	McKesson Corp.	5.250%	5/30/2035	32,443	33,032
	Medtronic Global Holdings SCA	4.500%	3/30/2033	36,096	35,876
	Medtronic Inc.	4.375%	3/15/2035	51,202	49,750
	Merck & Co. Inc.	2.150%	12/10/2031	72,029	63,350
	Merck & Co. Inc.	4.500%	5/17/2033	40,585	40,582
	Novartis Capital Corp.	2.200%	8/14/2030	48,521	44,537
	Novartis Capital Corp.	4.200%	9/18/2034	29,165	28,232
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	1,135	949
	OhioHealth Corp.	2.297%	11/15/2031	5,220	4,670
	Orlando Health Obligated Group	5.475%	10/1/2035	7,875	8,192
	Pfizer Inc.	1.750%	8/18/2031	39,296	34,296
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	158,093	158,461
[2]	Piedmont Healthcare Inc.	2.044%	1/1/2032	4,513	3,842

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	18,840	19,342
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	14,095	14,352
	Quest Diagnostics Inc.	2.800%	6/30/2031	24,134	22,080
	Quest Diagnostics Inc.	6.400%	11/30/2033	15,661	17,248
	Quest Diagnostics Inc.	5.000%	12/15/2034	36,212	36,248
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	26,157	23,005
	Revvity Inc.	2.550%	3/15/2031	6,249	5,577
	Revvity Inc.	2.250%	9/15/2031	11,583	10,016
	Royalty Pharma plc	2.200%	9/2/2030	26,019	23,283
	Royalty Pharma plc	2.150%	9/2/2031	21,843	18,986
	Smith & Nephew plc	2.032%	10/14/2030	4,064	3,616
	Smith & Nephew plc	5.400%	3/20/2034	21,128	21,607
	Solventum Corp.	5.450%	3/13/2031	38,645	40,452
	Solventum Corp.	5.600%	3/23/2034	48,815	50,618
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	19,015	17,282
	Stryker Corp.	4.625%	9/11/2034	12,746	12,555
	Stryker Corp.	5.200%	2/10/2035	41,588	42,478
[2]	Sutter Health	2.294%	8/15/2030	9,837	8,982
[2]	Sutter Health	5.213%	8/15/2032	6,395	6,617
	Sutter Health	5.164%	8/15/2033	9,015	9,190
[2]	Sutter Health	5.537%	8/15/2035	5,420	5,653
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	34,343	35,097
	Takeda US Financing Inc.	5.200%	7/7/2035	56,565	56,803
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	19,638	20,340
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	46,947	41,421
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	12,734	13,071
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	31,096	32,005
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	2,257	2,328
	UnitedHealth Group Inc.	4.650%	1/15/2031	6,157	6,237
	UnitedHealth Group Inc.	4.900%	4/15/2031	51,188	52,378
	UnitedHealth Group Inc.	2.300%	5/15/2031	43,711	39,028
	UnitedHealth Group Inc.	4.950%	1/15/2032	53,238	54,315
	UnitedHealth Group Inc.	4.200%	5/15/2032	40,961	39,930
	UnitedHealth Group Inc.	5.350%	2/15/2033	42,866	44,320
	UnitedHealth Group Inc.	4.500%	4/15/2033	36,859	36,094
	UnitedHealth Group Inc.	5.000%	4/15/2034	52,808	53,021
	UnitedHealth Group Inc.	5.150%	7/15/2034	53,065	53,869
	UnitedHealth Group Inc.	5.300%	6/15/2035	51,256	52,360
	Universal Health Services Inc.	2.650%	10/15/2030	14,475	12,986
	Universal Health Services Inc.	2.650%	1/15/2032	3,723	3,205
	Universal Health Services Inc.	5.050%	10/15/2034	16,406	15,780
	UPMC	5.035%	5/15/2033	13,645	13,830
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	28,539	25,512
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	28,620	28,997
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	11,145	11,491
	Zoetis Inc.	5.600%	11/16/2032	32,221	34,119
	Zoetis Inc.	5.000%	8/17/2035	13,024	12,969
					5,205,945
Industrials (5.8%)
	3M Co.	5.150%	3/15/2035	21,557	21,892
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	11,849	10,579
	AGCO Corp.	5.800%	3/21/2034	20,297	20,884
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	18,166	18,851
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	11,940	12,293
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	17,980	16,095
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	19,663	18,215
	Amphenol Corp.	5.250%	4/5/2034	30,788	31,806
	Amphenol Corp.	5.000%	1/15/2035	30,003	30,255
	Boeing Co.	3.625%	2/1/2031	60,568	57,826
	Boeing Co.	6.388%	5/1/2031	17,486	18,983
	Boeing Co.	6.528%	5/1/2034	85,181	93,238
	Boeing Co.	3.250%	2/1/2035	14,970	12,771
	Canadian National Railway Co.	3.850%	8/5/2032	24,427	23,354
	Canadian National Railway Co.	5.850%	11/1/2033	7,907	8,559
	Canadian National Railway Co.	6.250%	8/1/2034	9,593	10,607
	Canadian Pacific Railway Co.	7.125%	10/15/2031	15,283	17,374
	Canadian Pacific Railway Co.	2.450%	12/2/2031	43,546	38,587
	Canadian Pacific Railway Co.	5.200%	3/30/2035	21,545	21,960
	Carrier Global Corp.	2.700%	2/15/2031	30,642	28,177

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	5.900%	3/15/2034	38,436	41,001
	Caterpillar Inc.	5.200%	5/15/2035	46,371	47,527
	CSX Corp.	4.100%	11/15/2032	46,326	45,049
	CSX Corp.	5.200%	11/15/2033	9,242	9,565
	CSX Corp.	5.050%	6/15/2035	19,395	19,577
	Cummins Inc.	1.500%	9/1/2030	14,556	12,853
	Cummins Inc.	4.700%	2/15/2031	39,872	40,484
	Cummins Inc.	5.150%	2/20/2034	2,811	2,880
	Cummins Inc.	5.300%	5/9/2035	35,811	36,578
[3]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	70	72
	Deere & Co.	7.125%	3/3/2031	740	845
	Deere & Co.	5.450%	1/16/2035	59,645	62,140
	Delta Air Lines Inc.	5.250%	7/10/2030	4,706	4,801
	Eaton Corp.	4.000%	11/2/2032	21,243	20,603
	Eaton Corp.	4.150%	3/15/2033	31,633	30,879
	Embraer Netherlands Finance BV	5.980%	2/11/2035	17,645	18,314
	Emerson Electric Co.	1.950%	10/15/2030	19,047	17,168
	Emerson Electric Co.	2.200%	12/21/2031	35,862	31,798
	Emerson Electric Co.	5.000%	3/15/2035	20,212	20,552
[2]	Federal Express Corp. Pass-Through Trusts Series 2020-1	1.875%	2/20/2034	2,184	1,906
[3]	FedEx Corp.	4.250%	5/15/2030	20,755	20,523
[3]	FedEx Corp.	2.400%	5/15/2031	32,285	28,693
[3]	FedEx Corp.	4.900%	1/15/2034	537	522
	Flowserve Corp.	3.500%	10/1/2030	15,753	14,987
	GE Capital Funding LLC	4.550%	5/15/2032	16,051	16,134
	General Dynamics Corp.	2.250%	6/1/2031	7,828	7,056
[2]	General Electric Co.	6.750%	3/15/2032	38,478	43,565
	HEICO Corp.	5.350%	8/1/2033	19,660	20,213
	Hexcel Corp.	5.875%	2/26/2035	7,862	8,025
	Honeywell International Inc.	1.750%	9/1/2031	24,864	21,412
	Honeywell International Inc.	4.950%	9/1/2031	23,239	23,955
	Honeywell International Inc.	4.750%	2/1/2032	27,114	27,528
	Honeywell International Inc.	5.000%	2/15/2033	32,306	32,921
	Honeywell International Inc.	4.500%	1/15/2034	25,288	24,803
	Honeywell International Inc.	5.000%	3/1/2035	37,298	37,546
	Howmet Aerospace Inc.	4.850%	10/15/2031	16,755	17,137
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	30,495	31,640
	IDEX Corp.	2.625%	6/15/2031	11,192	10,125
	Ingersoll Rand Inc.	5.314%	6/15/2031	7,395	7,723
	Ingersoll Rand Inc.	5.700%	8/14/2033	32,441	34,181
	Ingersoll Rand Inc.	5.450%	6/15/2034	17,437	18,025
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	15,559	16,281
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	2,883	2,713
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	11,235	9,926
[2]	John Deere Capital Corp.	4.375%	10/15/2030	9,290	9,358
	John Deere Capital Corp.	1.450%	1/15/2031	17,285	15,079
[2]	John Deere Capital Corp.	4.900%	3/7/2031	47,865	49,342
[2]	John Deere Capital Corp.	3.900%	6/7/2032	14,142	13,715
[2]	John Deere Capital Corp.	4.350%	9/15/2032	31,344	31,074
[2]	John Deere Capital Corp.	5.150%	9/8/2033	10,491	10,870
[2]	John Deere Capital Corp.	5.100%	4/11/2034	36,772	37,656
[2]	John Deere Capital Corp.	5.050%	6/12/2034	31,168	31,816
	Johnson Controls International plc	1.750%	9/15/2030	16,844	14,924
	Johnson Controls International plc	2.000%	9/16/2031	27,220	23,559
	Johnson Controls International plc	4.900%	12/1/2032	21,384	21,593
	Kennametal Inc.	2.800%	3/1/2031	9,361	8,528
	Keysight Technologies Inc.	4.950%	10/15/2034	13,511	13,418
	L3Harris Technologies Inc.	5.250%	6/1/2031	36,132	37,519
	L3Harris Technologies Inc.	5.400%	7/31/2033	53,109	54,780
	L3Harris Technologies Inc.	5.350%	6/1/2034	24,540	25,141
	LKQ Corp.	6.250%	6/15/2033	17,400	18,392
	Lockheed Martin Corp.	4.700%	12/15/2031	38,539	39,275
	Lockheed Martin Corp.	3.900%	6/15/2032	30,420	29,468
	Lockheed Martin Corp.	5.250%	1/15/2033	35,044	36,493
	Lockheed Martin Corp.	4.750%	2/15/2034	15,356	15,347
	Lockheed Martin Corp.	4.800%	8/15/2034	23,465	23,499
	Lockheed Martin Corp.	5.000%	8/15/2035	7,285	7,326
	Nordson Corp.	5.800%	9/15/2033	20,030	21,287
	Norfolk Southern Corp.	5.050%	8/1/2030	11,898	12,330
	Norfolk Southern Corp.	2.300%	5/15/2031	32,144	28,910

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	3.000%	3/15/2032	26,496	24,127
	Norfolk Southern Corp.	4.450%	3/1/2033	22,528	22,182
	Norfolk Southern Corp.	5.550%	3/15/2034	30,583	32,061
	Norfolk Southern Corp.	5.100%	5/1/2035	3,268	3,303
	Northrop Grumman Corp.	4.700%	3/15/2033	40,763	40,770
	Northrop Grumman Corp.	4.900%	6/1/2034	21,402	21,435
	nVent Finance Sarl	2.750%	11/15/2031	7,796	6,927
	nVent Finance Sarl	5.650%	5/15/2033	16,117	16,591
	Otis Worldwide Corp.	5.125%	11/19/2031	28,194	29,187
[2]	PACCAR Financial Corp.	5.000%	3/22/2034	15,080	15,419
[2]	Parker-Hannifin Corp.	4.200%	11/21/2034	8,035	7,709
	Pentair Finance Sarl	5.900%	7/15/2032	14,321	15,095
	Regal Rexnord Corp.	6.400%	4/15/2033	39,797	42,330
	Republic Services Inc.	1.750%	2/15/2032	25,734	21,922
	Republic Services Inc.	5.000%	12/15/2033	2,156	2,206
	Republic Services Inc.	5.000%	4/1/2034	19,026	19,362
	Republic Services Inc.	5.200%	11/15/2034	26,341	27,043
	Republic Services Inc.	5.150%	3/15/2035	40,176	41,032
	Rockwell Automation Inc.	1.750%	8/15/2031	15,665	13,621
	RTX Corp.	6.000%	3/15/2031	14,887	16,082
	RTX Corp.	1.900%	9/1/2031	20,100	17,395
	RTX Corp.	2.375%	3/15/2032	33,130	29,001
	RTX Corp.	5.150%	2/27/2033	39,903	40,962
	RTX Corp.	6.100%	3/15/2034	55,047	59,748
	RTX Corp.	5.400%	5/1/2035	11,018	11,402
	Ryder System Inc.	6.600%	12/1/2033	20,230	22,395
	Teledyne Technologies Inc.	2.750%	4/1/2031	41,623	38,101
	Textron Inc.	6.100%	11/15/2033	18,604	19,917
	Textron Inc.	5.500%	5/15/2035	11,938	12,165
	Timken Co.	4.125%	4/1/2032	9,946	9,413
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	20,025	20,686
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	18,843	19,235
	Trimble Inc.	6.100%	3/15/2033	24,409	26,019
	Triton Container International Ltd.	3.250%	3/15/2032	18,729	16,530
	Tyco Electronics Group SA	2.500%	2/4/2032	17,745	15,796
	Union Pacific Corp.	2.375%	5/20/2031	38,641	35,139
	Union Pacific Corp.	2.800%	2/14/2032	17,071	15,493
	Union Pacific Corp.	4.500%	1/20/2033	24,574	24,447
	Union Pacific Corp.	5.100%	2/20/2035	41,972	42,720
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	6,778	6,970
[2]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	2,058	1,990
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	10,355	9,455
	United Parcel Service Inc.	4.650%	10/15/2030	7,735	7,901
	United Parcel Service Inc.	4.875%	3/3/2033	16,327	16,661
	United Parcel Service Inc.	5.150%	5/22/2034	10,203	10,509
	United Parcel Service Inc.	5.250%	5/14/2035	59,243	60,677
	Veralto Corp.	5.450%	9/18/2033	18,432	19,037
	Vontier Corp.	2.950%	4/1/2031	21,962	19,992
	Waste Connections Inc.	2.200%	1/15/2032	14,201	12,395
	Waste Connections Inc.	3.200%	6/1/2032	10,852	10,007
	Waste Connections Inc.	4.200%	1/15/2033	21,884	21,265
	Waste Connections Inc.	5.000%	3/1/2034	23,281	23,618
	Waste Management Inc.	1.500%	3/15/2031	35,249	30,495
	Waste Management Inc.	4.950%	7/3/2031	43,453	44,937
	Waste Management Inc.	4.800%	3/15/2032	26,345	26,894
	Waste Management Inc.	4.150%	4/15/2032	31,677	31,101
	Waste Management Inc.	4.625%	2/15/2033	7,958	7,998
	Waste Management Inc.	4.875%	2/15/2034	10,250	10,413
	Waste Management Inc.	4.950%	3/15/2035	40,920	41,132
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	10,724	11,125
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	33,000	33,860
	WW Grainger Inc.	4.450%	9/15/2034	13,530	13,264
	Xylem Inc.	2.250%	1/30/2031	14,171	12,731
					3,462,626
Materials (3.0%)
	Air Products and Chemicals Inc.	4.750%	2/8/2031	25,130	25,708
	Air Products and Chemicals Inc.	4.800%	3/3/2033	21,376	21,586
	Air Products and Chemicals Inc.	4.850%	2/8/2034	38,757	38,988
	Albemarle Corp.	5.050%	6/1/2032	15,079	14,752

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amcor Finance USA Inc.	5.625%	5/26/2033	11,860	12,318
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	23,845	21,583
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	31,110	31,829
[3]	Amrize Finance US LLC	5.400%	4/7/2035	37,378	37,923
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	20,045	18,924
	AptarGroup Inc.	3.600%	3/15/2032	8,965	8,246
	ArcelorMittal SA	6.800%	11/29/2032	24,910	27,561
	ArcelorMittal SA	6.000%	6/17/2034	18,709	19,699
	Berry Global Inc.	5.800%	6/15/2031	36,836	38,983
	Berry Global Inc.	5.650%	1/15/2034	31,465	32,707
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	7,985	8,332
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	36,755	37,948
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	8,808	8,911
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	26,495	27,341
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	44,173	45,381
	Cabot Corp.	5.000%	6/30/2032	10,313	10,398
	Carlisle Cos. Inc.	2.200%	3/1/2032	15,698	13,443
	Carlisle Cos. Inc.	5.250%	9/15/2035	2,275	2,278
	CF Industries Inc.	5.150%	3/15/2034	20,235	20,164
	CRH America Finance Inc.	5.400%	5/21/2034	26,548	27,263
	CRH America Finance Inc.	5.500%	1/9/2035	41,084	42,395
	Dow Chemical Co.	2.100%	11/15/2030	22,675	20,037
	Dow Chemical Co.	6.300%	3/15/2033	22,274	23,852
	Dow Chemical Co.	4.250%	10/1/2034	7,529	6,862
	Dow Chemical Co.	5.350%	3/15/2035	17,923	17,759
	Eagle Materials Inc.	2.500%	7/1/2031	28,477	25,444
	Eastman Chemical Co.	5.750%	3/8/2033	16,470	17,139
	Eastman Chemical Co.	5.625%	2/20/2034	22,883	23,269
	Ecolab Inc.	1.300%	1/30/2031	9,868	8,468
	Ecolab Inc.	2.125%	2/1/2032	21,123	18,388
	Ecolab Inc.	5.000%	9/1/2035	2,300	2,318
	EIDP Inc.	5.125%	5/15/2032	22,242	22,849
	EIDP Inc.	4.800%	5/15/2033	9,181	9,196
	FMC Corp.	5.650%	5/18/2033	14,399	14,330
	Freeport-McMoRan Inc.	5.400%	11/14/2034	26,675	27,200
	Georgia-Pacific LLC	8.875%	5/15/2031	16,490	20,075
	Gerdau Trade Inc.	5.750%	6/9/2035	17,291	17,595
	Kinross Gold Corp.	6.250%	7/15/2033	11,058	11,954
	Lubrizol Corp.	6.500%	10/1/2034	9,623	10,819
	LYB International Finance III LLC	2.250%	10/1/2030	14,383	12,841
	LYB International Finance III LLC	5.625%	5/15/2033	19,759	20,220
	LYB International Finance III LLC	5.500%	3/1/2034	25,306	25,170
	LYB International Finance III LLC	6.150%	5/15/2035	7,509	7,753
	Martin Marietta Materials Inc.	2.400%	7/15/2031	43,173	38,498
	Martin Marietta Materials Inc.	5.150%	12/1/2034	18,743	18,856
	Mosaic Co.	5.450%	11/15/2033	15,252	15,641
	NewMarket Corp.	2.700%	3/18/2031	8,891	8,043
	Newmont Corp.	2.600%	7/15/2032	28,007	25,036
	Newmont Corp.	5.350%	3/15/2034	52,067	53,740
[2]	Newmont Corp.	5.875%	4/1/2035	5,695	6,089
	Nucor Corp.	3.125%	4/1/2032	10,879	9,962
	Nucor Corp.	5.100%	6/1/2035	24,496	24,638
	Nutrien Ltd.	5.250%	3/12/2032	16,523	16,976
	Nutrien Ltd.	5.400%	6/21/2034	27,884	28,396
	Packaging Corp. of America	5.700%	12/1/2033	4,962	5,212
	Packaging Corp. of America	5.200%	8/15/2035	20,452	20,579
	Rio Tinto Alcan Inc.	7.250%	3/15/2031	8,989	10,375
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	24,986	27,158
	Rio Tinto Finance USA plc	5.000%	3/14/2032	26,276	26,928
	Rio Tinto Finance USA plc	5.000%	3/9/2033	6,195	6,324
	Rio Tinto Finance USA plc	5.250%	3/14/2035	67,683	68,922
	RPM International Inc.	2.950%	1/15/2032	6,722	6,017
	Sherwin-Williams Co.	4.800%	9/1/2031	15,374	15,692
	Sherwin-Williams Co.	2.200%	3/15/2032	10,970	9,496
	Sherwin-Williams Co.	5.150%	8/15/2035	8,000	8,057
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	52,123	53,534
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	5,666	5,780
	Sonoco Products Co.	2.850%	2/1/2032	2,922	2,604
	Sonoco Products Co.	5.000%	9/1/2034	16,584	16,239
	Southern Copper Corp.	7.500%	7/27/2035	28,800	33,443

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Steel Dynamics Inc.	3.250%	1/15/2031	20,951	19,708
	Steel Dynamics Inc.	5.375%	8/15/2034	19,077	19,505
	Steel Dynamics Inc.	5.250%	5/15/2035	21,255	21,485
	Suzano Austria GmbH	3.750%	1/15/2031	36,633	34,427
[2]	Suzano Austria GmbH	3.125%	1/15/2032	27,753	24,630
	Vale Overseas Ltd.	6.125%	6/12/2033	43,738	46,082
	Vale Overseas Ltd.	8.250%	1/17/2034	17,594	21,168
	Vulcan Materials Co.	5.350%	12/1/2034	25,197	25,762
	WestRock MWV LLC	7.950%	2/15/2031	2,177	2,527
	WRKCo Inc.	4.200%	6/1/2032	11,260	10,891
	WRKCo Inc.	3.000%	6/15/2033	24,054	21,178
	Yamana Gold Inc.	2.630%	8/15/2031	18,666	16,576
					1,784,373
Real Estate (5.6%)
	Agree LP	4.800%	10/1/2032	10,623	10,595
	Agree LP	5.625%	6/15/2034	7,432	7,661
	Agree LP	5.600%	6/15/2035	25,800	26,565
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	1	1
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1	1
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	29,451	29,904
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	29,329	27,372
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	8,761	7,343
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	14,930	12,108
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	30,779	26,269
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	9,228	9,363
	American Assets Trust LP	3.375%	2/1/2031	19,026	17,172
	American Assets Trust LP	6.150%	10/1/2034	11,841	11,910
	American Homes 4 Rent LP	2.375%	7/15/2031	13,462	11,895
	American Homes 4 Rent LP	3.625%	4/15/2032	18,042	16,772
	American Homes 4 Rent LP	5.500%	2/1/2034	19,234	19,712
	American Homes 4 Rent LP	5.500%	7/15/2034	18,469	18,873
	American Homes 4 Rent LP	5.250%	3/15/2035	13,172	13,178
	American Tower Corp.	1.875%	10/15/2030	16,595	14,619
	American Tower Corp.	2.700%	4/15/2031	39,024	35,399
	American Tower Corp.	2.300%	9/15/2031	25,534	22,475
	American Tower Corp.	4.050%	3/15/2032	22,931	22,084
	American Tower Corp.	5.650%	3/15/2033	33,621	35,121
	American Tower Corp.	5.550%	7/15/2033	35,268	36,624
	American Tower Corp.	5.900%	11/15/2033	4,243	4,506
	American Tower Corp.	5.450%	2/15/2034	15,662	16,150
	American Tower Corp.	5.400%	1/31/2035	24,736	25,366
	American Tower Corp.	5.350%	3/15/2035	11,210	11,497
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	19,711	19,952
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	15,808	15,518
[2]	AvalonBay Communities Inc.	2.450%	1/15/2031	8,570	7,789
	AvalonBay Communities Inc.	2.050%	1/15/2032	21,092	18,334
	AvalonBay Communities Inc.	5.000%	2/15/2033	10,559	10,750
	AvalonBay Communities Inc.	5.300%	12/7/2033	10,178	10,507
	AvalonBay Communities Inc.	5.350%	6/1/2034	12,588	12,983
	AvalonBay Communities Inc.	5.000%	8/1/2035	4,890	4,872
	Boston Properties LP	3.250%	1/30/2031	23,212	21,573
	Boston Properties LP	2.550%	4/1/2032	18,279	15,675
	Boston Properties LP	2.450%	10/1/2033	21,209	17,218
	Boston Properties LP	6.500%	1/15/2034	17,907	19,235
	Boston Properties LP	5.750%	1/15/2035	26,094	26,462
	Brixmor Operating Partnership LP	2.500%	8/16/2031	4,520	4,007
	Brixmor Operating Partnership LP	5.200%	4/1/2032	10,283	10,484
	Brixmor Operating Partnership LP	5.500%	2/15/2034	14,014	14,277
	Brixmor Operating Partnership LP	5.750%	2/15/2035	10,731	11,132
	Broadstone Net Lease LLC	2.600%	9/15/2031	8,785	7,587
	Camden Property Trust	4.900%	1/15/2034	17,560	17,612
	CBRE Services Inc.	2.500%	4/1/2031	1,155	1,040
	CBRE Services Inc.	5.950%	8/15/2034	22,704	24,069
	CBRE Services Inc.	5.500%	6/15/2035	12,467	12,721
	COPT Defense Properties LP	2.750%	4/15/2031	33,311	30,015
	COPT Defense Properties LP	2.900%	12/1/2033	8,779	7,367
	Cousins Properties LP	5.375%	2/15/2032	19,492	19,887
	Cousins Properties LP	5.875%	10/1/2034	15,083	15,599
	Crown Castle Inc.	2.250%	1/15/2031	36,438	32,268

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	2.100%	4/1/2031	49,080	42,786
	Crown Castle Inc.	2.500%	7/15/2031	34,348	30,402
	Crown Castle Inc.	5.100%	5/1/2033	780	782
	Crown Castle Inc.	5.800%	3/1/2034	31,089	32,442
	Crown Castle Inc.	5.200%	9/1/2034	12,293	12,274
	CubeSmart LP	2.000%	2/15/2031	18,707	16,303
	CubeSmart LP	2.500%	2/15/2032	17,831	15,524
	DOC DR LLC	2.625%	11/1/2031	8,127	7,244
	EPR Properties	3.600%	11/15/2031	16,041	14,713
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	19,318	19,816
	Equinix Inc.	2.500%	5/15/2031	36,194	32,483
	Equinix Inc.	3.900%	4/15/2032	37,142	35,354
	ERP Operating LP	1.850%	8/1/2031	18,571	16,213
	ERP Operating LP	4.950%	6/15/2032	30,365	31,009
	ERP Operating LP	4.650%	9/15/2034	22,555	22,057
	Essential Properties LP	2.950%	7/15/2031	13,702	12,328
	Essential Properties LP	5.400%	12/1/2035	3,300	3,258
	Essex Portfolio LP	1.650%	1/15/2031	6,440	5,520
	Essex Portfolio LP	2.550%	6/15/2031	7,361	6,574
	Essex Portfolio LP	2.650%	3/15/2032	19,889	17,559
	Essex Portfolio LP	5.500%	4/1/2034	25,899	26,684
	Essex Portfolio LP	5.375%	4/1/2035	1,662	1,697
	Extra Space Storage LP	2.200%	10/15/2030	13,577	12,187
	Extra Space Storage LP	5.900%	1/15/2031	17,895	18,994
	Extra Space Storage LP	2.550%	6/1/2031	14,607	13,092
	Extra Space Storage LP	2.400%	10/15/2031	24,446	21,444
	Extra Space Storage LP	2.350%	3/15/2032	19,401	16,681
	Extra Space Storage LP	4.950%	1/15/2033	9,800	9,829
	Extra Space Storage LP	5.400%	2/1/2034	28,988	29,511
	Extra Space Storage LP	5.350%	1/15/2035	13,904	14,028
	Extra Space Storage LP	5.400%	6/15/2035	18,328	18,502
	Federal Realty OP LP	3.500%	6/1/2030	14,373	13,840
	First Industrial LP	5.250%	1/15/2031	4,150	4,233
	GLP Capital LP	4.000%	1/15/2031	11,713	11,175
	GLP Capital LP	3.250%	1/15/2032	12,998	11,597
	GLP Capital LP	5.250%	2/15/2033	5,550	5,540
	GLP Capital LP	6.750%	12/1/2033	15,738	16,919
	GLP Capital LP	5.625%	9/15/2034	32,078	32,206
	Healthcare Realty Holdings LP	2.000%	3/15/2031	28,323	24,579
	Healthpeak OP LLC	2.875%	1/15/2031	16,444	15,124
	Healthpeak OP LLC	5.250%	12/15/2032	30,560	31,233
	Healthpeak OP LLC	5.375%	2/15/2035	14,914	15,092
	Highwoods Realty LP	3.050%	2/15/2030	12,140	11,209
	Highwoods Realty LP	7.650%	2/1/2034	13,746	15,552
[2]	Host Hotels & Resorts LP	3.500%	9/15/2030	24,922	23,431
[2]	Host Hotels & Resorts LP	2.900%	12/15/2031	17,612	15,625
	Host Hotels & Resorts LP	5.700%	7/1/2034	26,032	26,478
	Host Hotels & Resorts LP	5.500%	4/15/2035	13,448	13,388
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	20,220	17,395
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	17,002	16,284
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	10,766	11,054
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	9,069	7,604
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	9,470	9,261
	Kilroy Realty LP	2.650%	11/15/2033	8,024	6,485
	Kimco Realty OP LLC	2.700%	10/1/2030	9,661	8,914
	Kimco Realty OP LLC	2.250%	12/1/2031	12,380	10,862
	Kimco Realty OP LLC	3.200%	4/1/2032	1,778	1,627
	Kimco Realty OP LLC	4.600%	2/1/2033	22,175	21,845
	Kimco Realty OP LLC	6.400%	3/1/2034	21,293	23,331
	Kimco Realty OP LLC	4.850%	3/1/2035	17,836	17,580
	Kimco Realty OP LLC	5.300%	2/1/2036	10,000	10,101
	Kite Realty Group LP	4.950%	12/15/2031	10,105	10,224
	Kite Realty Group LP	5.200%	8/15/2032	6,500	6,599
	Kite Realty Group LP	5.500%	3/1/2034	11,074	11,321
	Kite Realty Group Trust	4.750%	9/15/2030	11,383	11,418
	LXP Industrial Trust	2.700%	9/15/2030	9,828	8,947
	LXP Industrial Trust	2.375%	10/1/2031	5,101	4,406
	Mid-America Apartments LP	1.700%	2/15/2031	27,345	23,818
	Mid-America Apartments LP	5.300%	2/15/2032	14,158	14,726
	Mid-America Apartments LP	5.000%	3/15/2034	4,365	4,395

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mid-America Apartments LP	4.950%	3/1/2035	9,578	9,579
	National Health Investors Inc.	3.000%	2/1/2031	9,923	8,853
	NNN REIT Inc.	4.600%	2/15/2031	18,280	18,331
	NNN REIT Inc.	5.600%	10/15/2033	27,897	28,967
	NNN REIT Inc.	5.500%	6/15/2034	18,615	19,153
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	21,686	20,039
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	24,510	21,322
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	12,330	10,909
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	15,584	15,886
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	15,605	15,240
	Piedmont Operating Partnership LP	2.750%	4/1/2032	5,373	4,551
	Prologis LP	3.875%	9/15/2028	1	—
	Prologis LP	4.750%	1/15/2031	547	558
	Prologis LP	1.750%	2/1/2031	25,380	22,273
	Prologis LP	2.250%	1/15/2032	11,372	9,951
	Prologis LP	4.625%	1/15/2033	20,177	20,115
	Prologis LP	4.750%	6/15/2033	30,609	30,631
	Prologis LP	5.125%	1/15/2034	25,539	26,096
	Prologis LP	5.000%	3/15/2034	31,442	31,699
	Prologis LP	5.000%	1/31/2035	16,906	16,982
	Prologis LP	5.250%	5/15/2035	29,887	30,481
	Public Storage Operating Co.	2.300%	5/1/2031	33,783	30,254
	Public Storage Operating Co.	2.250%	11/9/2031	17,565	15,523
	Public Storage Operating Co.	5.100%	8/1/2033	14,962	15,422
	Public Storage Operating Co.	5.000%	7/1/2035	17,245	17,223
	Rayonier LP	2.750%	5/17/2031	5,795	5,200
	Realty Income Corp.	3.250%	1/15/2031	40,624	38,379
	Realty Income Corp.	3.200%	2/15/2031	17,528	16,459
	Realty Income Corp.	5.625%	10/13/2032	39,279	41,325
	Realty Income Corp.	2.850%	12/15/2032	18,063	16,028
	Realty Income Corp.	4.900%	7/15/2033	5,959	5,981
	Realty Income Corp.	5.125%	2/15/2034	26,805	27,284
	Realty Income Corp.	5.125%	4/15/2035	31,305	31,502
	Regency Centers LP	5.000%	7/15/2032	14,436	14,721
	Regency Centers LP	5.250%	1/15/2034	15,190	15,512
	Regency Centers LP	5.100%	1/15/2035	11,422	11,475
	Rexford Industrial Realty LP	2.125%	12/1/2030	10,262	9,079
	Rexford Industrial Realty LP	2.150%	9/1/2031	12,091	10,496
	Sabra Health Care LP	3.200%	12/1/2031	44,457	40,133
	Safehold GL Holdings LLC	2.800%	6/15/2031	11,367	10,390
	Safehold GL Holdings LLC	2.850%	1/15/2032	5,333	4,684
	Safehold GL Holdings LLC	6.100%	4/1/2034	900	944
	Safehold GL Holdings LLC	5.650%	1/15/2035	17,512	17,696
	Simon Property Group LP	2.650%	7/15/2030	16,725	15,542
	Simon Property Group LP	4.375%	10/1/2030	8,001	8,021
	Simon Property Group LP	2.200%	2/1/2031	6,267	5,615
	Simon Property Group LP	2.250%	1/15/2032	10,126	8,821
	Simon Property Group LP	2.650%	2/1/2032	8,260	7,357
	Simon Property Group LP	5.500%	3/8/2033	17,142	17,959
	Simon Property Group LP	6.250%	1/15/2034	8,930	9,770
	Simon Property Group LP	4.750%	9/26/2034	35,799	35,194
	Simon Property Group LP	5.125%	10/1/2035	10,417	10,411
	Store Capital LLC	2.750%	11/18/2030	8,374	7,561
	Store Capital LLC	2.700%	12/1/2031	12,406	10,807
	Sun Communities Operating LP	2.700%	7/15/2031	24,894	22,507
	Sun Communities Operating LP	4.200%	4/15/2032	13,615	13,086
	Tanger Properties LP	2.750%	9/1/2031	10,478	9,372
[2]	UDR Inc.	4.400%	1/26/2029	1	1
	UDR Inc.	3.000%	8/15/2031	28,926	26,566
[2]	UDR Inc.	1.900%	3/15/2033	8,571	6,949
[2]	UDR Inc.	2.100%	6/15/2033	8,024	6,575
	UDR Inc.	5.125%	9/1/2034	5,730	5,758
	Ventas Realty LP	4.750%	11/15/2030	18,167	18,322
	Ventas Realty LP	2.500%	9/1/2031	4,640	4,135
	Ventas Realty LP	5.100%	7/15/2032	20,637	21,107
	Ventas Realty LP	5.625%	7/1/2034	14,221	14,706
	Ventas Realty LP	5.000%	1/15/2035	19,194	18,987
	VICI Properties LP	5.125%	11/15/2031	30,583	30,897
	VICI Properties LP	5.125%	5/15/2032	42,673	42,779
	VICI Properties LP	5.750%	4/1/2034	9,388	9,660

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VICI Properties LP	5.625%	4/1/2035	30,781	31,127
	Welltower OP LLC	4.125%	3/15/2029	1	1
	Welltower OP LLC	2.750%	1/15/2031	750	691
	Welltower OP LLC	2.800%	6/1/2031	1,558	1,430
	Welltower OP LLC	2.750%	1/15/2032	14,653	13,188
	Welltower OP LLC	3.850%	6/15/2032	25,488	24,360
	Welltower OP LLC	5.125%	7/1/2035	36,990	37,213
	Weyerhaeuser Co.	7.375%	3/15/2032	20,537	23,413
	Weyerhaeuser Co.	3.375%	3/9/2033	19,017	17,139
	WP Carey Inc.	2.400%	2/1/2031	12,825	11,440
	WP Carey Inc.	2.450%	2/1/2032	10,726	9,301
	WP Carey Inc.	2.250%	4/1/2033	7,489	6,204
					3,323,474
Technology (8.2%)
	Accenture Capital Inc.	4.250%	10/4/2031	34,083	33,949
	Accenture Capital Inc.	4.500%	10/4/2034	50,155	48,958
	Adobe Inc.	4.950%	4/4/2034	4,525	4,629
	Adobe Inc.	5.300%	1/17/2035	23,240	24,281
	Advanced Micro Devices Inc.	3.924%	6/1/2032	123	120
	Analog Devices Inc.	2.100%	10/1/2031	39,148	34,576
	Analog Devices Inc.	5.050%	4/1/2034	16,146	16,610
	Apple Inc.	1.650%	2/8/2031	100,606	88,949
	Apple Inc.	1.700%	8/5/2031	15,998	14,061
	Apple Inc.	4.500%	5/12/2032	41,139	41,842
	Apple Inc.	3.350%	8/8/2032	38,016	36,044
	Apple Inc.	4.750%	5/12/2035	49,662	50,427
	Arrow Electronics Inc.	5.875%	4/10/2034	16,675	17,302
	Atlassian Corp.	5.500%	5/15/2034	15,114	15,453
	Autodesk Inc.	2.400%	12/15/2031	33,519	29,522
	Autodesk Inc.	5.300%	6/15/2035	17,615	17,932
	Automatic Data Processing Inc.	1.250%	9/1/2030	18,932	16,539
	Automatic Data Processing Inc.	4.750%	5/8/2032	39,843	40,710
	Automatic Data Processing Inc.	4.450%	9/9/2034	27,255	26,794
	Avnet Inc.	3.000%	5/15/2031	7,662	6,935
	Avnet Inc.	5.500%	6/1/2032	7,648	7,734
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	26,618	27,788
	Broadcom Inc.	4.150%	11/15/2030	62,708	62,091
[3]	Broadcom Inc.	2.450%	2/15/2031	80,951	73,166
	Broadcom Inc.	5.150%	11/15/2031	15,124	15,633
[2]	Broadcom Inc.	4.550%	2/15/2032	19,748	19,672
[3]	Broadcom Inc.	4.150%	4/15/2032	47,024	45,526
	Broadcom Inc.	5.200%	4/15/2032	47,056	48,570
	Broadcom Inc.	4.900%	7/15/2032	58,247	58,935
	Broadcom Inc.	4.300%	11/15/2032	75,902	73,925
[3]	Broadcom Inc.	2.600%	2/15/2033	38,977	33,657
[3]	Broadcom Inc.	3.419%	4/15/2033	61,954	56,427
[3]	Broadcom Inc.	3.469%	4/15/2034	98,456	88,166
	Broadcom Inc.	4.800%	10/15/2034	39,534	39,081
	Broadcom Inc.	5.200%	7/15/2035	81,490	82,272
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	27,827	25,068
	Cadence Design Systems Inc.	4.700%	9/10/2034	19,407	19,203
	CDW LLC	3.569%	12/1/2031	55,230	51,445
	CDW LLC	5.550%	8/22/2034	7,639	7,747
[3]	CGI Inc.	2.300%	9/14/2031	1	—
	Cintas Corp. No. 2	4.000%	5/1/2032	20,739	20,160
	Cisco Systems Inc.	4.950%	2/26/2031	66,841	69,179
	Cisco Systems Inc.	4.950%	2/24/2032	40,266	41,565
	Cisco Systems Inc.	5.050%	2/26/2034	55,225	56,706
	Cisco Systems Inc.	5.100%	2/24/2035	57,269	58,616
	Concentrix Corp.	6.850%	8/2/2033	10,919	11,479
	Dell International LLC	5.300%	4/1/2032	18,919	19,490
	Dell International LLC	5.750%	2/1/2033	25,412	26,772
	Dell International LLC	5.400%	4/15/2034	36,061	36,847
	Dell International LLC	4.850%	2/1/2035	30,420	29,574
	Dell International LLC	5.500%	4/1/2035	23,083	23,522
	Equifax Inc.	2.350%	9/15/2031	41,002	36,153
	Fidelity National Information Services Inc.	2.250%	3/1/2031	37,698	33,468
	Fidelity National Information Services Inc.	5.100%	7/15/2032	25,631	26,178
	Fiserv Inc.	4.550%	2/15/2031	29,432	29,422

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fiserv Inc.	5.350%	3/15/2031	11,637	12,107
	Fiserv Inc.	5.600%	3/2/2033	16,534	17,146
	Fiserv Inc.	5.625%	8/21/2033	43,916	45,587
	Fiserv Inc.	5.450%	3/15/2034	22,817	23,375
	Fiserv Inc.	5.150%	8/12/2034	29,487	29,550
	Fiserv Inc.	5.250%	8/11/2035	29,473	29,369
	Flex Ltd.	5.250%	1/15/2032	16,691	17,048
	Fortinet Inc.	2.200%	3/15/2031	20,194	17,992
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	43,677	44,008
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	54,887	53,923
	HP Inc.	2.650%	6/17/2031	44,006	39,497
	HP Inc.	4.200%	4/15/2032	15,582	15,033
	HP Inc.	5.500%	1/15/2033	8,595	8,825
	HP Inc.	6.100%	4/25/2035	27,828	29,083
	Hubbell Inc.	2.300%	3/15/2031	6,357	5,694
	IBM International Capital Pte. Ltd.	4.750%	2/5/2031	17,960	18,312
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	30,660	30,686
	Intel Corp.	5.000%	2/21/2031	11,522	11,742
	Intel Corp.	2.000%	8/12/2031	41,158	35,648
	Intel Corp.	4.150%	8/5/2032	26,717	25,415
	Intel Corp.	4.000%	12/15/2032	10,714	10,059
	Intel Corp.	5.200%	2/10/2033	83,995	84,578
	Intel Corp.	5.150%	2/21/2034	18,835	18,817
[2]	International Business Machines Corp.	5.000%	2/10/2032	47,934	49,130
	International Business Machines Corp.	4.400%	7/27/2032	26,855	26,650
	International Business Machines Corp.	5.875%	11/29/2032	32,275	34,733
	International Business Machines Corp.	4.750%	2/6/2033	21,369	21,528
[2]	International Business Machines Corp.	5.200%	2/10/2035	17,117	17,384
	Intuit Inc.	5.200%	9/15/2033	32,312	33,476
	Jabil Inc.	3.000%	1/15/2031	14,011	12,853
	Juniper Networks Inc.	2.000%	12/10/2030	18,613	16,318
	KLA Corp.	4.650%	7/15/2032	40,201	40,548
	KLA Corp.	4.700%	2/1/2034	11,531	11,506
	Kyndryl Holdings Inc.	3.150%	10/15/2031	26,879	24,320
	Kyndryl Holdings Inc.	6.350%	2/20/2034	27,210	28,791
	Leidos Inc.	2.300%	2/15/2031	50,381	44,801
	Leidos Inc.	5.400%	3/15/2032	8,600	8,885
	Leidos Inc.	5.750%	3/15/2033	26,915	28,198
	Leidos Inc.	5.500%	3/15/2035	8,378	8,567
	Marvell Technology Inc.	2.950%	4/15/2031	13,986	12,844
	Marvell Technology Inc.	5.950%	9/15/2033	18,087	19,214
	Marvell Technology Inc.	5.450%	7/15/2035	13,813	14,045
	Micron Technology Inc.	5.300%	1/15/2031	16,631	17,151
	Micron Technology Inc.	2.703%	4/15/2032	35,338	31,081
	Micron Technology Inc.	5.875%	2/9/2033	30,271	31,811
	Micron Technology Inc.	5.875%	9/15/2033	8,227	8,652
	Micron Technology Inc.	5.800%	1/15/2035	50,205	51,899
	Micron Technology Inc.	6.050%	11/1/2035	175	184
	Moody's Corp.	2.000%	8/19/2031	24,253	21,309
	Moody's Corp.	4.250%	8/8/2032	24,685	24,291
	Moody's Corp.	5.000%	8/5/2034	13,933	14,121
	Motorola Solutions Inc.	2.300%	11/15/2030	28,785	25,869
	Motorola Solutions Inc.	2.750%	5/24/2031	9,372	8,536
	Motorola Solutions Inc.	5.600%	6/1/2032	24,382	25,479
	Motorola Solutions Inc.	5.200%	8/15/2032	14,532	14,880
	Motorola Solutions Inc.	5.400%	4/15/2034	22,771	23,367
	Motorola Solutions Inc.	5.550%	8/15/2035	25,000	25,768
	MSCI Inc.	5.250%	9/1/2035	14,850	14,743
	NetApp Inc.	5.500%	3/17/2032	21,194	21,942
	NetApp Inc.	5.700%	3/17/2035	25,549	26,313
	NVIDIA Corp.	2.000%	6/15/2031	19,039	17,048
	NXP BV	2.500%	5/11/2031	40,468	36,294
	NXP BV	2.650%	2/15/2032	27,767	24,459
	NXP BV	5.000%	1/15/2033	21,351	21,379
	NXP BV	5.250%	8/19/2035	20,644	20,519
	Oracle Corp.	2.875%	3/25/2031	109,844	100,734
	Oracle Corp.	5.250%	2/3/2032	41,828	43,007
	Oracle Corp.	6.250%	11/9/2032	57,433	62,031
	Oracle Corp.	4.900%	2/6/2033	43,706	43,687
	Oracle Corp.	4.300%	7/8/2034	20,166	19,093

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	4.700%	9/27/2034	63,338	61,165
	Oracle Corp.	3.900%	5/15/2035	32,540	29,318
	Oracle Corp.	5.500%	8/3/2035	11,876	12,105
	Paychex Inc.	5.350%	4/15/2032	46,204	47,745
	Paychex Inc.	5.600%	4/15/2035	43,419	44,854
	QUALCOMM Inc.	1.650%	5/20/2032	20,314	17,081
	QUALCOMM Inc.	4.250%	5/20/2032	10,488	10,421
	QUALCOMM Inc.	4.750%	5/20/2032	13,365	13,599
	QUALCOMM Inc.	5.400%	5/20/2033	14,553	15,375
	QUALCOMM Inc.	5.000%	5/20/2035	39,689	40,067
	Quanta Services Inc.	2.900%	10/1/2030	30,563	28,457
	Quanta Services Inc.	4.500%	1/15/2031	27,275	27,229
	Quanta Services Inc.	2.350%	1/15/2032	10,672	9,273
	Quanta Services Inc.	5.250%	8/9/2034	19,509	19,767
	Quanta Services Inc.	5.100%	8/9/2035	22,300	22,083
	RELX Capital Inc.	4.750%	5/20/2032	21,112	21,356
	RELX Capital Inc.	5.250%	3/27/2035	18,039	18,447
	Roper Technologies Inc.	1.750%	2/15/2031	29,353	25,459
	Roper Technologies Inc.	4.750%	2/15/2032	13,453	13,523
	Roper Technologies Inc.	4.900%	10/15/2034	27,562	27,257
	S&P Global Inc.	2.900%	3/1/2032	49,525	45,263
	S&P Global Inc.	5.250%	9/15/2033	16,079	16,767
	Salesforce Inc.	1.950%	7/15/2031	47,779	42,317
	ServiceNow Inc.	1.400%	9/1/2030	34,308	30,049
	Skyworks Solutions Inc.	3.000%	6/1/2031	16,161	14,560
	Synopsys Inc.	5.000%	4/1/2032	48,211	49,164
	Synopsys Inc.	5.150%	4/1/2035	69,732	70,298
	TD SYNNEX Corp.	6.100%	4/12/2034	10,158	10,649
	Texas Instruments Inc.	1.900%	9/15/2031	16,777	14,751
	Texas Instruments Inc.	3.650%	8/16/2032	7,905	7,522
	Texas Instruments Inc.	4.900%	3/14/2033	28,803	29,532
	Texas Instruments Inc.	4.850%	2/8/2034	35,257	35,890
	Texas Instruments Inc.	5.100%	5/23/2035	9,352	9,555
	TSMC Arizona Corp.	2.500%	10/25/2031	28,035	25,466
	TSMC Arizona Corp.	4.250%	4/22/2032	26,436	26,324
	Verisk Analytics Inc.	5.750%	4/1/2033	24,498	25,857
	Verisk Analytics Inc.	5.250%	6/5/2034	14,006	14,299
	Verisk Analytics Inc.	5.250%	3/15/2035	16,215	16,345
	VMware LLC	2.200%	8/15/2031	42,096	36,924
	Western Digital Corp.	3.100%	2/1/2032	18,429	16,433
	Workday Inc.	3.800%	4/1/2032	49,733	47,152
					4,863,500
Utilities (9.4%)
[2]	AEP Texas Inc.	2.100%	7/1/2030	15,668	14,111
	AEP Texas Inc.	4.700%	5/15/2032	4,804	4,772
	AEP Texas Inc.	5.700%	5/15/2034	14,625	15,045
	AEP Transmission Co. LLC	5.150%	4/1/2034	19,315	19,583
	AES Corp.	2.450%	1/15/2031	283	254
	AES Corp.	5.800%	3/15/2032	40,344	41,544
[2]	Alabama Power Co.	1.450%	9/15/2030	9,610	8,415
	Alabama Power Co.	3.940%	9/1/2032	24,745	23,831
	Alabama Power Co.	5.850%	11/15/2033	1,894	2,022
	Alabama Power Co.	5.100%	4/2/2035	23,771	24,049
	Ameren Corp.	3.500%	1/15/2031	26,072	24,915
	Ameren Corp.	5.375%	3/15/2035	31,947	32,494
	Ameren Illinois Co.	1.550%	11/15/2030	19,688	17,195
	Ameren Illinois Co.	3.850%	9/1/2032	10,057	9,585
	Ameren Illinois Co.	4.950%	6/1/2033	16,458	16,729
	American Electric Power Co. Inc.	5.950%	11/1/2032	16,648	17,748
	American Electric Power Co. Inc.	5.625%	3/1/2033	41,338	43,269
	American Electric Power Co. Inc.	6.950%	12/15/2054	7,920	8,430
	American Water Capital Corp.	2.300%	6/1/2031	23,650	21,077
	American Water Capital Corp.	4.450%	6/1/2032	15,961	15,878
	American Water Capital Corp.	5.150%	3/1/2034	16,704	17,083
	American Water Capital Corp.	5.250%	3/1/2035	40,048	40,781
[2]	Appalachian Power Co.	2.700%	4/1/2031	26,325	23,956
[2]	Appalachian Power Co.	4.500%	8/1/2032	20,864	20,563
	Appalachian Power Co.	5.650%	4/1/2034	17,523	18,149
	Arizona Public Service Co.	6.350%	12/15/2032	11,062	12,026

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	5.550%	8/1/2033	15,590	16,152
	Arizona Public Service Co.	5.700%	8/15/2034	21,654	22,441
	Atmos Energy Corp.	1.500%	1/15/2031	18,645	16,151
	Atmos Energy Corp.	5.450%	10/15/2032	7,611	7,986
	Atmos Energy Corp.	5.900%	11/15/2033	15,330	16,509
[2]	Atmos Energy Corp.	5.200%	8/15/2035	9,825	9,953
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	27	24
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	21,045	21,695
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	36,620	37,749
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	26,305	22,722
	Black Hills Corp.	4.350%	5/1/2033	11,145	10,628
	Black Hills Corp.	6.150%	5/15/2034	14,504	15,361
	Black Hills Corp.	6.000%	1/15/2035	8,235	8,657
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	15,589	14,038
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	10,724	9,765
[2]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	15,754	15,556
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	22,882	23,159
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	16,489	16,773
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	11,174	11,224
[2]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	17,090	16,957
	CenterPoint Energy Inc.	2.650%	6/1/2031	20,820	18,819
	CenterPoint Energy Inc.	6.700%	5/15/2055	16,500	16,882
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	16,292	14,358
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	2,526	2,480
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	2,049	2,097
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	15,952	16,312
[2]	CMS Energy Corp.	4.750%	6/1/2050	9,866	9,537
	CMS Energy Corp.	3.750%	12/1/2050	6,000	5,446
	CMS Energy Corp.	6.500%	6/1/2055	22,582	23,028
[2]	Commonwealth Edison Co.	3.150%	3/15/2032	9,925	9,104
	Commonwealth Edison Co.	4.900%	2/1/2033	10,719	10,859
	Commonwealth Edison Co.	5.300%	6/1/2034	12,963	13,402
[2]	Connecticut Light & Power Co.	2.050%	7/1/2031	5,642	4,981
	Connecticut Light & Power Co.	4.900%	7/1/2033	9,156	9,227
	Connecticut Light & Power Co.	4.950%	8/15/2034	8,065	8,109
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	4,226	3,828
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	19,326	19,982
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	26,412	27,622
[2]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	17,825	18,257
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	19,435	19,881
	Constellation Energy Generation LLC	5.800%	3/1/2033	15,233	16,190
	Constellation Energy Generation LLC	6.125%	1/15/2034	16,360	17,745
	Consumers Energy Co.	4.500%	1/15/2031	9,801	9,886
	Consumers Energy Co.	3.600%	8/15/2032	17,044	16,011
	Consumers Energy Co.	4.625%	5/15/2033	27,455	27,227
	Consumers Energy Co.	5.050%	5/15/2035	26,783	27,030
[2]	Dominion Energy Inc.	2.250%	8/15/2031	25,973	22,898
[2]	Dominion Energy Inc.	4.350%	8/15/2032	21,298	20,639
	Dominion Energy Inc.	5.375%	11/15/2032	31,636	32,674
[2]	Dominion Energy Inc.	5.250%	8/1/2033	22,985	23,266
	Dominion Energy Inc.	5.450%	3/15/2035	37,397	37,879
[2]	Dominion Energy Inc.	5.950%	6/15/2035	1,876	1,975
[2]	Dominion Energy Inc.	7.000%	6/1/2054	23,505	25,221
	Dominion Energy Inc.	6.625%	5/15/2055	35,957	36,871
[2]	Dominion Energy Inc.	6.000%	2/15/2056	6,700	6,763
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	11,145	9,871
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	3,095	3,439
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	699	722
[2]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	22,425	23,000
[2]	DTE Electric Co.	2.625%	3/1/2031	26,628	24,464
[2]	DTE Electric Co.	3.000%	3/1/2032	24,046	22,109
	DTE Electric Co.	5.200%	4/1/2033	24,786	25,658
	DTE Electric Co.	5.200%	3/1/2034	7,361	7,571
	DTE Electric Co.	5.250%	5/15/2035	16,054	16,397
	DTE Energy Co.	5.850%	6/1/2034	33,702	35,450
	Duke Energy Carolinas LLC	2.550%	4/15/2031	16,251	14,826
	Duke Energy Carolinas LLC	2.850%	3/15/2032	48	43
	Duke Energy Carolinas LLC	6.450%	10/15/2032	7,423	8,191
	Duke Energy Carolinas LLC	4.950%	1/15/2033	43,430	44,388
	Duke Energy Carolinas LLC	4.850%	1/15/2034	17,212	17,285

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Duke Energy Carolinas LLC	5.250%	3/15/2035	23,365	24,040
	Duke Energy Corp.	2.550%	6/15/2031	29,225	26,309
	Duke Energy Corp.	4.500%	8/15/2032	35,241	34,774
	Duke Energy Corp.	5.750%	9/15/2033	25,022	26,401
	Duke Energy Corp.	5.450%	6/15/2034	25,231	26,056
	Duke Energy Corp.	6.450%	9/1/2054	23,245	24,073
	Duke Energy Florida LLC	2.400%	12/15/2031	23,718	21,240
	Duke Energy Florida LLC	5.875%	11/15/2033	15,336	16,437
	Duke Energy Indiana LLC	5.250%	3/1/2034	7,320	7,537
	Duke Energy Ohio Inc.	5.250%	4/1/2033	9,162	9,439
	Duke Energy Ohio Inc.	5.300%	6/15/2035	8,125	8,309
	Duke Energy Progress LLC	2.000%	8/15/2031	3,232	2,837
	Duke Energy Progress LLC	5.250%	3/15/2033	19,070	19,714
	Duke Energy Progress LLC	5.100%	3/15/2034	24,104	24,606
	Duke Energy Progress LLC	5.050%	3/15/2035	26,211	26,466
	Edison International	5.250%	3/15/2032	8,039	7,911
	Emera US Finance LP	2.639%	6/15/2031	15,568	13,841
	Entergy Arkansas LLC	5.150%	1/15/2033	17,350	17,858
	Entergy Arkansas LLC	5.300%	9/15/2033	5,054	5,214
	Entergy Arkansas LLC	5.450%	6/1/2034	16,779	17,408
	Entergy Corp.	2.400%	6/15/2031	19,125	17,051
	Entergy Louisiana LLC	1.600%	12/15/2030	8,149	7,123
	Entergy Louisiana LLC	3.050%	6/1/2031	10,095	9,426
	Entergy Louisiana LLC	2.350%	6/15/2032	7,140	6,218
	Entergy Louisiana LLC	4.000%	3/15/2033	17,969	17,042
	Entergy Louisiana LLC	5.350%	3/15/2034	20,417	21,014
	Entergy Louisiana LLC	5.150%	9/15/2034	37,964	38,418
	Entergy Mississippi LLC	5.000%	9/1/2033	1,110	1,122
	Entergy Texas Inc.	1.750%	3/15/2031	13,261	11,563
	Entergy Texas Inc.	5.250%	4/15/2035	13,090	13,308
	Essential Utilities Inc.	2.400%	5/1/2031	11,567	10,326
	Essential Utilities Inc.	5.375%	1/15/2034	23,705	24,136
	Evergy Kansas Central Inc.	5.900%	11/15/2033	4,366	4,651
	Evergy Kansas Central Inc.	5.250%	3/15/2035	16,045	16,222
	Evergy Metro Inc.	4.950%	4/15/2033	7,837	7,911
	Evergy Metro Inc.	5.400%	4/1/2034	8,435	8,702
	Evergy Metro Inc.	5.125%	8/15/2035	9,886	9,884
[2]	Eversource Energy	1.650%	8/15/2030	8,536	7,490
	Eversource Energy	2.550%	3/15/2031	19,060	17,176
	Eversource Energy	5.850%	4/15/2031	42,787	45,313
	Eversource Energy	3.375%	3/1/2032	32,752	30,062
	Eversource Energy	5.125%	5/15/2033	32,922	33,054
	Eversource Energy	5.500%	1/1/2034	22,876	23,392
	Exelon Corp.	5.125%	3/15/2031	37,253	38,382
	Exelon Corp.	5.300%	3/15/2033	36,233	37,357
	Exelon Corp.	5.450%	3/15/2034	19,794	20,418
	Exelon Corp.	5.625%	6/15/2035	15,542	16,071
	Exelon Corp.	6.500%	3/15/2055	24,205	25,021
[2]	FirstEnergy Corp.	2.250%	9/1/2030	14,065	12,631
[3]	FirstEnergy Transmission LLC	4.750%	1/15/2033	5,725	5,711
	FirstEnergy Transmission LLC	5.000%	1/15/2035	15,392	15,262
	Florida Power & Light Co.	2.450%	2/3/2032	45,489	40,535
	Florida Power & Light Co.	5.100%	4/1/2033	26,012	26,670
	Florida Power & Light Co.	4.800%	5/15/2033	35,285	35,581
	Florida Power & Light Co.	5.625%	4/1/2034	485	514
	Florida Power & Light Co.	5.300%	6/15/2034	35,605	36,827
	Georgia Power Co.	4.850%	3/15/2031	14,678	15,035
	Georgia Power Co.	4.700%	5/15/2032	24,147	24,285
	Georgia Power Co.	4.950%	5/17/2033	38,763	39,249
	Georgia Power Co.	5.250%	3/15/2034	25,415	26,069
	Georgia Power Co.	5.200%	3/15/2035	29,968	30,404
	Idaho Power Co.	5.200%	8/15/2034	5,140	5,276
	Interstate Power & Light Co.	5.700%	10/15/2033	8,204	8,522
	Interstate Power & Light Co.	4.950%	9/30/2034	14,712	14,493
	Interstate Power & Light Co.	5.600%	6/29/2035	17,180	17,725
	IPALCO Enterprises Inc.	4.250%	5/1/2030	4,383	4,282
	IPALCO Enterprises Inc.	5.750%	4/1/2034	10,905	10,993
	Jersey Central Power & Light Co.	5.100%	1/15/2035	21,195	21,232
[2]	Kentucky Utilities Co.	5.450%	4/15/2033	3,738	3,883
[2]	Louisville Gas & Electric Co.	5.450%	4/15/2033	10,293	10,708

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MidAmerican Energy Co.	5.350%	1/15/2034	150	155
	National Fuel Gas Co.	2.950%	3/1/2031	16,141	14,674
	National Fuel Gas Co.	5.950%	3/15/2035	11,530	11,854
	National Grid plc	5.809%	6/12/2033	29,207	30,925
	National Grid plc	5.418%	1/11/2034	16,306	16,769
	National Grid USA	5.803%	4/1/2035	4,440	4,558
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	31,793	32,776
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	16,132	13,779
[2]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	8,676	10,280
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	6,849	6,578
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	2,938	2,852
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	22,456	23,951
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	25,712	25,949
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	34,919	30,611
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	35,257	36,491
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	37,759	38,388
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	35,213	35,714
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	20,672	21,040
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	30,912	31,691
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	33,562	35,417
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	22,800	23,556
[2]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	13,000	13,630
	NiSource Inc.	1.700%	2/15/2031	28,905	25,039
	NiSource Inc.	5.400%	6/30/2033	10,215	10,516
	NiSource Inc.	5.350%	4/1/2034	25,470	26,023
	NiSource Inc.	5.350%	7/15/2035	27,439	27,719
	NiSource Inc.	6.375%	3/31/2055	15,353	15,766
	Northern States Power Co.	5.050%	5/15/2035	26,421	26,703
	NSTAR Electric Co.	5.400%	6/1/2034	8,067	8,340
	NSTAR Electric Co.	5.200%	3/1/2035	9,005	9,144
[2]	Ohio Power Co.	1.625%	1/15/2031	6,532	5,641
	Ohio Power Co.	5.650%	6/1/2034	11,213	11,635
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	16,962	17,590
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	17,078	16,556
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	38,188	37,955
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	34,114	36,108
[3]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	23,956	24,639
	ONE Gas Inc.	4.250%	9/1/2032	8,305	8,098
	Pacific Gas & Electric Co.	2.500%	2/1/2031	62,123	55,086
	Pacific Gas & Electric Co.	3.250%	6/1/2031	31,616	28,993
	Pacific Gas & Electric Co.	5.900%	6/15/2032	13,092	13,629
	Pacific Gas & Electric Co.	6.150%	1/15/2033	25,719	27,009
	Pacific Gas & Electric Co.	6.400%	6/15/2033	36,896	39,173
	Pacific Gas & Electric Co.	6.950%	3/15/2034	37,130	40,651
	Pacific Gas & Electric Co.	5.800%	5/15/2034	8,087	8,263
	Pacific Gas & Electric Co.	5.700%	3/1/2035	38,942	39,457
	Pacific Gas & Electric Co.	6.000%	8/15/2035	15,000	15,515
	PacifiCorp	5.300%	2/15/2031	8,701	9,028
	PacifiCorp	7.700%	11/15/2031	195	227
	PacifiCorp	5.450%	2/15/2034	49,404	50,209
	PECO Energy Co.	4.900%	6/15/2033	3,879	3,938
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	10,513	10,846
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	7,255	7,325
	PPL Capital Funding Inc.	5.250%	9/1/2034	28,182	28,578
	PPL Electric Utilities Corp.	5.000%	5/15/2033	17,827	18,212
	PPL Electric Utilities Corp.	4.850%	2/15/2034	20,798	20,920
	Progress Energy Inc.	7.750%	3/1/2031	23,716	27,434
	Progress Energy Inc.	7.000%	10/30/2031	28,491	32,157
[2]	Public Service Co. of Colorado	1.900%	1/15/2031	14,875	13,086
	Public Service Co. of Colorado	1.875%	6/15/2031	24,976	21,771
[2]	Public Service Co. of Colorado	4.100%	6/1/2032	5,371	5,208
	Public Service Co. of Colorado	5.350%	5/15/2034	23,347	23,766
	Public Service Co. of Colorado	5.150%	9/15/2035	16,209	16,110
	Public Service Co. of New Hampshire	5.350%	10/1/2033	12,789	13,345
[2]	Public Service Co. of Oklahoma	2.200%	8/15/2031	141	124
	Public Service Co. of Oklahoma	5.250%	1/15/2033	10,452	10,670
	Public Service Co. of Oklahoma	5.200%	1/15/2035	22,239	22,301
[2]	Public Service Electric & Gas Co.	3.100%	3/15/2032	19,637	18,012
[2]	Public Service Electric & Gas Co.	4.900%	12/15/2032	17,665	17,999
[2]	Public Service Electric & Gas Co.	4.650%	3/15/2033	18,941	18,945

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Electric & Gas Co.	5.200%	8/1/2033	9,833	10,154
[2]	Public Service Electric & Gas Co.	5.200%	3/1/2034	10,115	10,385
	Public Service Electric & Gas Co.	4.850%	8/1/2034	22,681	22,742
[2]	Public Service Electric & Gas Co.	5.050%	3/1/2035	31,788	32,215
	Public Service Electric & Gas Co.	4.900%	8/15/2035	10,745	10,721
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	2,472	2,158
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	20,679	18,333
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	7,511	8,048
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	6,898	7,090
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	11,969	12,207
	Puget Energy Inc.	4.224%	3/15/2032	4,071	3,868
	Puget Energy Inc.	5.725%	3/15/2035	19,379	19,669
	Puget Sound Energy Inc.	5.330%	6/15/2034	13,630	13,974
[2]	San Diego Gas & Electric Co.	1.700%	10/1/2030	13,994	12,335
	San Diego Gas & Electric Co.	5.400%	4/15/2035	30,838	31,638
	Sempra	5.500%	8/1/2033	22,338	22,950
	Sempra	6.400%	10/1/2054	28,524	28,203
	Sempra	6.550%	4/1/2055	17,055	16,826
	Sempra	6.375%	4/1/2056	7,644	7,695
[2]	Southern California Edison Co.	2.500%	6/1/2031	20,986	18,584
	Southern California Edison Co.	5.450%	6/1/2031	27,311	28,253
	Southern California Edison Co.	2.750%	2/1/2032	11,235	9,863
	Southern California Edison Co.	5.950%	11/1/2032	30,934	32,527
	Southern California Edison Co.	6.000%	1/15/2034	23,492	24,421
	Southern California Edison Co.	5.200%	6/1/2034	16,446	16,336
	Southern California Edison Co.	5.450%	3/1/2035	33,250	33,460
	Southern California Gas Co.	5.200%	6/1/2033	23,598	24,135
	Southern California Gas Co.	5.050%	9/1/2034	17,965	18,152
	Southern California Gas Co.	5.450%	6/15/2035	24,203	24,835
	Southern Co.	5.700%	10/15/2032	19,534	20,593
	Southern Co.	5.200%	6/15/2033	29,538	30,158
	Southern Co.	5.700%	3/15/2034	23,158	24,273
	Southern Co.	4.850%	3/15/2035	30,008	29,423
[2]	Southern Co.	6.375%	3/15/2055	48,816	51,116
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	25,252	21,965
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	24,123	25,406
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	12,828	12,763
	Southwest Gas Corp.	4.050%	3/15/2032	24,159	23,050
	Southwestern Electric Power Co.	5.300%	4/1/2033	15,860	16,091
	Southwestern Public Service Co.	5.300%	5/15/2035	20,868	21,054
	Spire Missouri Inc.	4.800%	2/15/2033	10,675	10,706
[2]	Spire Missouri Inc.	5.150%	8/15/2034	7,193	7,367
	System Energy Resources Inc.	5.300%	12/15/2034	23,923	23,828
	Tampa Electric Co.	5.150%	3/1/2035	28,353	28,578
	Tucson Electric Power Co.	1.500%	8/1/2030	4,658	4,051
	Tucson Electric Power Co.	3.250%	5/15/2032	6,589	6,053
	Tucson Electric Power Co.	5.200%	9/15/2034	15,558	15,698
	Union Electric Co.	5.200%	4/1/2034	23,318	23,889
	Union Electric Co.	5.250%	4/15/2035	11,662	11,923
	Virginia Electric & Power Co.	2.300%	11/15/2031	17,446	15,411
	Virginia Electric & Power Co.	2.400%	3/30/2032	17,597	15,422
	Virginia Electric & Power Co.	5.000%	4/1/2033	37,679	38,201
	Virginia Electric & Power Co.	5.300%	8/15/2033	814	837
	Virginia Electric & Power Co.	5.000%	1/15/2034	5,660	5,681
	Virginia Electric & Power Co.	5.050%	8/15/2034	19,587	19,746
	Virginia Electric & Power Co.	5.150%	3/15/2035	25,503	25,722
	WEC Energy Group Inc.	1.800%	10/15/2030	4,365	3,863
	Wisconsin Electric Power Co.	4.750%	9/30/2032	15,473	15,774
	Wisconsin Electric Power Co.	5.625%	5/15/2033	4,704	5,026
	Wisconsin Electric Power Co.	4.600%	10/1/2034	5,360	5,290
	Wisconsin Power & Light Co.	1.950%	9/16/2031	7,697	6,689
	Wisconsin Power & Light Co.	3.950%	9/1/2032	21,682	20,728
	Wisconsin Power & Light Co.	4.950%	4/1/2033	8,177	8,257
	Wisconsin Power & Light Co.	5.375%	3/30/2034	8,366	8,638
	Xcel Energy Inc.	2.350%	11/15/2031	760	667
	Xcel Energy Inc.	4.600%	6/1/2032	27,953	27,541
	Xcel Energy Inc.	5.450%	8/15/2033	42,664	43,675
	Xcel Energy Inc.	5.500%	3/15/2034	28,613	29,263

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	5.600%	4/15/2035	12,543	12,831
					5,587,235
Total Corporate Bonds (Cost $57,830,011)					58,065,431
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5]	Vanguard Market Liquidity Fund (Cost $121,696)	4.362%		1,217,081	121,696
Total Investments (98.4%) (Cost $58,273,787)					58,509,518
Other Assets and Liabilities—Net (1.6%)					935,384
Net Assets (100%)					59,444,902
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $573,878, representing 1.0% of net assets.
4	Securities with a value of $11,835 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2025	2,439	266,994	1,297
10-Year U.S. Treasury Note	December 2025	2,430	273,375	1,670
				2,967

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2025	(2,500)	(286,015)	(991)
				1,976
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $58,152,091)	58,387,822
Affiliated Issuers (Cost $121,696)	121,696
Total Investments in Securities	58,509,518
Investment in Vanguard	1,433
Cash	974
Cash Collateral Received for ETF Capital Activity	35,360
Receivables for Investment Securities Sold	717,395
Receivables for Accrued Income	748,555
Receivables for Capital Shares Issued	1,327
Variation Margin Receivable—Futures Contracts	472
Total Assets	60,015,034
Liabilities
Payables for Investment Securities Purchased	532,457
Collateral for ETF Capital Activity	35,360
Payables for Distributions	1,515
Payables to Vanguard	800
Total Liabilities	570,132
Net Assets	59,444,902
At August 31, 2025, net assets consisted of:

Paid-in Capital	63,353,894
Total Distributable Earnings (Loss)	(3,908,992)
Net Assets	59,444,902

ETF Shares—Net Assets
Applicable to 687,388,191 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	57,360,285
Net Asset Value Per Share—ETF Shares	$83.45

Admiral™ Shares—Net Assets
Applicable to 77,224,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,732,627
Net Asset Value Per Share—Admiral Shares	$22.44

Institutional Shares—Net Assets
Applicable to 12,696,786 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	351,990
Net Asset Value Per Share—Institutional Shares	$27.72
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest[1]	2,482,774
Total Income	2,482,774
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,512
Management and Administrative—ETF Shares	10,112
Management and Administrative—Admiral Shares	797
Management and Administrative—Institutional Shares	126
Marketing and Distribution—ETF Shares	2,471
Marketing and Distribution—Admiral Shares	80
Marketing and Distribution—Institutional Shares	9
Custodian Fees	95
Auditing Fees	41
Shareholders’ Reports and Proxy Fees—ETF Shares	3,200
Shareholders’ Reports and Proxy Fees—Admiral Shares	33
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	31
Other Expenses	35
Total Expenses	18,544
Net Investment Income	2,464,230
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(681,190)
Futures Contracts	(24,265)
Realized Net Gain (Loss)	(705,455)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,268,643
Futures Contracts	1,976
Change in Unrealized Appreciation (Depreciation)	1,270,619
Net Increase (Decrease) in Net Assets Resulting from Operations	3,029,394
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,642, ($8), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $214,877 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,464,230	1,966,630
Realized Net Gain (Loss)	(705,455)	(1,248,692)
Change in Unrealized Appreciation (Depreciation)	1,270,619	3,612,491
Net Increase (Decrease) in Net Assets Resulting from Operations	3,029,394	4,330,429
Distributions
ETF Shares	(2,337,618)	(1,851,710)
Admiral Shares	(69,960)	(51,765)
Institutional Shares	(15,684)	(13,173)
Total Distributions	(2,423,262)	(1,916,648)
Capital Share Transactions
ETF Shares	6,112,178	8,072,283
Admiral Shares	396,236	94,194
Institutional Shares	34,488	(1,000)
Net Increase (Decrease) from Capital Share Transactions	6,542,902	8,165,477
Total Increase (Decrease)	7,149,034	10,579,258
Net Assets
Beginning of Period	52,295,868	41,716,610
End of Period	59,444,902	52,295,868
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$82.65	$78.27	$79.83	$95.57	$95.98
Investment Operations
Net Investment Income[1]	3.794	3.429	2.808	2.171	2.163
Net Realized and Unrealized Gain (Loss) on Investments	.755	4.315	(1.605)	(15.176)	(.205)
Total from Investment Operations	4.549	7.744	1.203	(13.005)	1.958
Distributions
Dividends from Net Investment Income	(3.749)	(3.364)	(2.763)	(2.141)	(2.169)
Distributions from Realized Capital Gains	—	—	—	(.594)	(.199)
Total Distributions	(3.749)	(3.364)	(2.763)	(2.735)	(2.368)
Net Asset Value, End of Period	$83.45	$82.65	$78.27	$79.83	$95.57
Total Return	5.70%	10.19%	1.55%	-13.86%	2.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,360	$50,666	$40,262	$41,058	$46,873
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.65%	4.32%	3.58%	2.48%	2.27%
Portfolio Turnover Rate[3]	85%	72%	76%	58%	53%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.23	$21.06	$21.49	$25.75	$25.86
Investment Operations
Net Investment Income[1]	1.020	.917	.752	.577	.578
Net Realized and Unrealized Gain (Loss) on Investments	.203	1.166	(.429)	(4.098)	(.062)
Total from Investment Operations	1.223	2.083	.323	(3.521)	.516
Distributions
Dividends from Net Investment Income	(1.013)	(.913)	(.753)	(.579)	(.572)
Distributions from Realized Capital Gains	—	—	—	(.160)	(.054)
Total Distributions	(1.013)	(.913)	(.753)	(.739)	(.626)
Net Asset Value, End of Period	$22.44	$22.23	$21.06	$21.49	$25.75
Total Return[2]	5.68%	10.16%	1.55%	-13.90%	2.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,733	$1,316	$1,156	$1,139	$1,587
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.63%	4.29%	3.56%	2.44%	2.25%
Portfolio Turnover Rate[4]	85%	72%	76%	58%	53%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.46	$26.02	$26.56	$31.82	$31.95
Investment Operations
Net Investment Income[1]	1.263	1.137	.934	.720	.720
Net Realized and Unrealized Gain (Loss) on Investments	.254	1.437	(.538)	(5.061)	(.070)
Total from Investment Operations	1.517	2.574	.396	(4.341)	.650
Distributions
Dividends from Net Investment Income	(1.257)	(1.134)	(.936)	(.721)	(.714)
Distributions from Realized Capital Gains	—	—	—	(.198)	(.066)
Total Distributions	(1.257)	(1.134)	(.936)	(.919)	(.780)
Net Asset Value, End of Period	$27.72	$27.46	$26.02	$26.56	$31.82
Total Return[2]	5.70%	10.16%	1.54%	-13.87%	2.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$352	$314	$298	$338	$443
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.64%	4.31%	3.57%	2.46%	2.27%
Portfolio Turnover Rate[4]	85%	72%	76%	58%	53%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on

Intermediate-Term Corporate Bond Index Fund
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,433,000, representing less than 0.01% of the fund’s net assets and 0.57% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	322,391	—	322,391
Corporate Bonds	—	58,065,431	—	58,065,431
Temporary Cash Investments	121,696	—	—	121,696
Total	121,696	58,387,822	—	58,509,518

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,967	—	—	2,967
Liabilities
Futures Contracts[1]	(991)	—	—	(991)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	213,627
Total Distributable Earnings (Loss)	(213,627)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of

Intermediate-Term Corporate Bond Index Fund
temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	226,674
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	220,362
Capital Loss Carryforwards	(4,354,513)
Qualified Late-Year Losses	—
Other Temporary Differences	(1,515)
Total	(3,908,992)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,423,262	1,916,648
Long-Term Capital Gains	—	—
Total	2,423,262	1,916,648
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	58,289,156
Gross Unrealized Appreciation	948,325
Gross Unrealized Depreciation	(727,963)
Net Unrealized Appreciation (Depreciation)	220,362
E.  During the year ended August 31, 2025, the fund purchased $19,152,100,000 of investment securities and sold $18,653,054,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $26,146,750,000 and $26,143,873,000, respectively. In addition, the fund purchased and sold investment securities of $26,261,757,000 and $20,591,556,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	27,095,727	330,733	24,969,716	314,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(20,983,549)	(256,400)	(16,897,433)	(215,400)
Net Increase (Decrease)—ETF Shares	6,112,178	74,333	8,072,283	98,650
Admiral Shares
Issued[1]	639,729	29,122	314,622	14,629
Issued in Lieu of Cash Distributions	57,374	2,600	40,940	1,915
Redeemed	(300,867)	(13,683)	(261,368)	(12,248)
Net Increase (Decrease)—Admiral Shares	396,236	18,039	94,194	4,296

Intermediate-Term Corporate Bond Index Fund
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	81,185	2,958	24,795	940
Issued in Lieu of Cash Distributions	11,485	421	9,285	352
Redeemed	(58,182)	(2,125)	(35,080)	(1,318)
Net Increase (Decrease)—Institutional Shares	34,488	1,254	(1,000)	(26)
1	Includes purchase fees for fiscal 2025 and 2024 of $1,797 and $841, respectively (fund totals).
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	4.250%	8/15/2035	13,484	13,513
	United States Treasury Note/Bond	4.750%	5/15/2055	4,445	4,325
Total U.S. Government and Agency Obligations (Cost $17,808)					17,838
Corporate Bonds (98.0%)
Communications (10.7%)
	Alphabet Inc.	1.900%	8/15/2040	4,291	2,870
	Alphabet Inc.	2.050%	8/15/2050	16,885	9,219
	Alphabet Inc.	5.300%	5/15/2065	8,704	8,378
	America Movil SAB de CV	6.125%	3/30/2040	6,500	6,864
	America Movil SAB de CV	4.375%	7/16/2042	6,797	5,805
	America Movil SAB de CV	4.375%	4/22/2049	4,565	3,746
	AppLovin Corp.	5.950%	12/1/2054	2,126	2,072
	AT&T Inc.	5.250%	3/1/2037	6,580	6,593
	AT&T Inc.	4.850%	3/1/2039	6,602	6,248
	AT&T Inc.	5.350%	9/1/2040	9,228	9,085
	AT&T Inc.	3.500%	6/1/2041	11,541	9,025
	AT&T Inc.	4.300%	12/15/2042	7,122	6,016
	AT&T Inc.	4.350%	6/15/2045	3,931	3,248
	AT&T Inc.	4.750%	5/15/2046	9,099	7,903
[1]	AT&T Inc.	5.150%	11/15/2046	2,428	2,225
	AT&T Inc.	5.450%	3/1/2047	2,432	2,298
	AT&T Inc.	4.500%	3/9/2048	9,624	7,937
	AT&T Inc.	3.500%	9/15/2053	38,358	25,645
	AT&T Inc.	3.550%	9/15/2055	26,589	17,676
	AT&T Inc.	3.800%	12/1/2057	23,264	16,003
	AT&T Inc.	3.650%	9/15/2059	23,336	15,424
	AT&T Inc.	3.850%	6/1/2060	6,688	4,593
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	6,132	4,965
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	1,572	1,477
	Charter Communications Operating LLC	6.384%	10/23/2035	12,859	13,387
[2]	Charter Communications Operating LLC	5.850%	12/1/2035	2,135	2,139
	Charter Communications Operating LLC	5.375%	4/1/2038	6,046	5,655
	Charter Communications Operating LLC	3.500%	6/1/2041	3,196	2,293
	Charter Communications Operating LLC	3.500%	3/1/2042	8,375	5,946
	Charter Communications Operating LLC	6.484%	10/23/2045	15,049	14,629
	Charter Communications Operating LLC	5.750%	4/1/2048	12,696	11,321
	Charter Communications Operating LLC	4.800%	3/1/2050	14,005	10,826
	Charter Communications Operating LLC	3.700%	4/1/2051	11,798	7,593
	Charter Communications Operating LLC	3.900%	6/1/2052	11,582	7,659
	Charter Communications Operating LLC	5.250%	4/1/2053	8,880	7,252
[2]	Charter Communications Operating LLC	6.700%	12/1/2055	4,883	4,829
	Charter Communications Operating LLC	3.850%	4/1/2061	11,840	7,220
	Charter Communications Operating LLC	4.400%	12/1/2061	6,421	4,369
	Charter Communications Operating LLC	3.950%	6/30/2062	7,687	4,760
	Comcast Corp.	3.200%	7/15/2036	7,201	6,060
	Comcast Corp.	3.900%	3/1/2038	7,334	6,382
	Comcast Corp.	4.600%	10/15/2038	5,828	5,423
	Comcast Corp.	3.250%	11/1/2039	1,134	890
	Comcast Corp.	3.750%	4/1/2040	7,673	6,371
	Comcast Corp.	4.750%	3/1/2044	81	71
	Comcast Corp.	4.600%	8/15/2045	5,530	4,736
	Comcast Corp.	3.400%	7/15/2046	5,377	3,809
	Comcast Corp.	3.969%	11/1/2047	10,442	7,974
	Comcast Corp.	4.700%	10/15/2048	10,307	8,790
	Comcast Corp.	3.999%	11/1/2049	8,477	6,366
	Comcast Corp.	3.450%	2/1/2050	10,460	7,104
	Comcast Corp.	2.800%	1/15/2051	10,047	5,933
	Comcast Corp.	2.887%	11/1/2051	22,569	13,495

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	2.450%	8/15/2052	755	403
	Comcast Corp.	5.650%	6/1/2054	2,288	2,192
	Comcast Corp.	6.050%	5/15/2055	2,146	2,171
	Comcast Corp.	2.937%	11/1/2056	22,383	12,865
	Comcast Corp.	2.987%	11/1/2063	14,606	8,093
	Comcast Corp.	5.500%	5/15/2064	1,265	1,162
	Electronic Arts Inc.	2.950%	2/15/2051	2,085	1,299
	Fox Corp.	5.476%	1/25/2039	7,389	7,287
	Grupo Televisa SAB	6.625%	1/15/2040	2,264	2,091
	Grupo Televisa SAB	5.000%	5/13/2045	3,263	2,275
	Grupo Televisa SAB	6.125%	1/31/2046	3,965	3,200
	Grupo Televisa SAB	5.250%	5/24/2049	591	414
	Interpublic Group of Cos. Inc.	5.400%	10/1/2048	1,956	1,781
	Meta Platforms Inc.	4.450%	8/15/2052	11,411	9,509
	Meta Platforms Inc.	5.600%	5/15/2053	6,586	6,505
	Meta Platforms Inc.	5.400%	8/15/2054	13,337	12,779
	Meta Platforms Inc.	4.650%	8/15/2062	8,128	6,772
	Meta Platforms Inc.	5.750%	5/15/2063	8,286	8,253
	Meta Platforms Inc.	5.550%	8/15/2064	12,588	12,146
	NBCUniversal Media LLC	4.450%	1/15/2043	6,034	5,171
	Orange SA	5.375%	1/13/2042	3,746	3,674
	Orange SA	5.500%	2/6/2044	2,629	2,603
	Paramount Global	5.900%	10/15/2040	1,095	1,028
	Paramount Global	4.850%	7/1/2042	6,599	5,375
	Paramount Global	4.375%	3/15/2043	10,246	7,793
	Paramount Global	5.850%	9/1/2043	1,350	1,215
	Paramount Global	4.600%	1/15/2045	2,629	2,022
	Paramount Global	4.950%	5/19/2050	8,124	6,364
	Rogers Communications Inc.	4.500%	3/15/2042	5,926	5,063
	Rogers Communications Inc.	5.450%	10/1/2043	7,224	6,801
	Rogers Communications Inc.	4.550%	3/15/2052	11,067	8,914
	Telefonica Emisiones SA	7.045%	6/20/2036	9,628	10,722
	Telefonica Emisiones SA	5.213%	3/8/2047	3,003	2,643
	Telefonica Emisiones SA	4.895%	3/6/2048	4,032	3,394
	Telefonica Emisiones SA	5.520%	3/1/2049	7,201	6,535
	TELUS Corp.	4.600%	11/16/2048	6,339	5,310
	Time Warner Cable LLC	7.300%	7/1/2038	955	1,040
	Time Warner Cable LLC	6.750%	6/15/2039	4,471	4,639
	Time Warner Cable LLC	5.500%	9/1/2041	5,621	5,072
	Time Warner Cable LLC	4.500%	9/15/2042	5,470	4,330
	T-Mobile USA Inc.	4.375%	4/15/2040	9,532	8,456
	T-Mobile USA Inc.	3.000%	2/15/2041	6,100	4,456
	T-Mobile USA Inc.	4.500%	4/15/2050	7,349	5,995
	T-Mobile USA Inc.	3.300%	2/15/2051	13,805	9,057
	T-Mobile USA Inc.	3.400%	10/15/2052	14,485	9,585
	T-Mobile USA Inc.	5.650%	1/15/2053	7,081	6,769
	T-Mobile USA Inc.	5.750%	1/15/2054	5,543	5,367
	T-Mobile USA Inc.	6.000%	6/15/2054	2,513	2,525
	T-Mobile USA Inc.	5.500%	1/15/2055	2,002	1,870
	T-Mobile USA Inc.	5.875%	11/15/2055	7,475	7,370
	T-Mobile USA Inc.	3.600%	11/15/2060	3,820	2,497
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	4,058	2,747
	Uber Technologies Inc.	5.350%	9/15/2054	4,689	4,391
	Verizon Communications Inc.	5.850%	9/15/2035	5,217	5,513
	Verizon Communications Inc.	4.272%	1/15/2036	3,063	2,846
	Verizon Communications Inc.	5.250%	3/16/2037	6,793	6,801
[3]	Verizon Communications Inc.	5.401%	7/2/2037	17,868	17,936
	Verizon Communications Inc.	2.650%	11/20/2040	13,944	9,892
	Verizon Communications Inc.	3.400%	3/22/2041	6,435	4,973
	Verizon Communications Inc.	2.850%	9/3/2041	3,566	2,534
	Verizon Communications Inc.	3.850%	11/1/2042	5,376	4,272
	Verizon Communications Inc.	4.862%	8/21/2046	12,090	10,749
	Verizon Communications Inc.	4.522%	9/15/2048	8,254	6,912
	Verizon Communications Inc.	5.012%	4/15/2049	5,762	5,200
	Verizon Communications Inc.	4.000%	3/22/2050	1,983	1,519
	Verizon Communications Inc.	2.875%	11/20/2050	10,408	6,423
	Verizon Communications Inc.	3.550%	3/22/2051	17,375	12,323
	Verizon Communications Inc.	3.875%	3/1/2052	4,356	3,222
	Verizon Communications Inc.	4.672%	3/15/2055	3,485	2,926
	Verizon Communications Inc.	2.987%	10/30/2056	16,522	9,813

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	3.000%	11/20/2060	6,745	3,941
	Verizon Communications Inc.	3.700%	3/22/2061	15,910	10,871
	Vodafone Group plc	5.000%	5/30/2038	4,902	4,764
	Vodafone Group plc	5.250%	5/30/2048	2,708	2,496
	Vodafone Group plc	4.875%	6/19/2049	2,786	2,417
	Vodafone Group plc	4.250%	9/17/2050	2,730	2,127
	Vodafone Group plc	5.750%	6/28/2054	10,783	10,299
	Vodafone Group plc	5.875%	6/28/2064	6,372	6,122
	Walt Disney Co.	6.400%	12/15/2035	528	595
	Walt Disney Co.	6.650%	11/15/2037	6,723	7,712
	Walt Disney Co.	3.500%	5/13/2040	9,065	7,489
	Walt Disney Co.	6.150%	2/15/2041	602	649
	Walt Disney Co.	5.400%	10/1/2043	7,547	7,505
	Walt Disney Co.	4.750%	9/15/2044	5,412	4,903
	Walt Disney Co.	4.950%	10/15/2045	1,622	1,503
	Walt Disney Co.	2.750%	9/1/2049	12,239	7,630
	Walt Disney Co.	3.600%	1/13/2051	13,519	9,916
					855,380
Consumer Discretionary (5.4%)
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	1,980	1,806
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	11,177	9,269
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	1,897	1,277
[3]	Alibaba Group Holding Ltd.	5.625%	11/26/2054	2,893	2,914
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	3,268	2,692
	Amazon.com Inc.	3.875%	8/22/2037	12,848	11,668
	Amazon.com Inc.	2.875%	5/12/2041	7,004	5,245
	Amazon.com Inc.	4.950%	12/5/2044	8,620	8,326
	Amazon.com Inc.	4.050%	8/22/2047	15,791	12,997
	Amazon.com Inc.	2.500%	6/3/2050	13,221	7,857
	Amazon.com Inc.	3.100%	5/12/2051	15,168	10,181
	Amazon.com Inc.	2.700%	6/3/2060	2,275	1,298
	Amazon.com Inc.	3.250%	5/12/2061	11,255	7,258
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	4,130	3,182
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	5,572	3,356
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	4,036	2,916
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	921	838
	BorgWarner Inc.	4.375%	3/15/2045	829	689
[1]	Brown University	2.924%	9/1/2050	1,929	1,255
	Brunswick Corp.	5.100%	4/1/2052	942	718
[1]	California Endowment	2.498%	4/1/2051	2,788	1,601
	California Institute of Technology	4.321%	8/1/2045	88	75
	California Institute of Technology	3.650%	9/1/2119	3,475	2,187
	Claremont Mckenna College	3.775%	1/1/2122	1,223	775
	Darden Restaurants Inc.	4.550%	2/15/2048	2,344	1,915
	DR Horton Inc.	5.500%	10/15/2035	2,845	2,914
[1]	Duke University	2.682%	10/1/2044	2,466	1,765
[1]	Duke University	2.757%	10/1/2050	1,865	1,180
[1]	Duke University	2.832%	10/1/2055	3,150	1,938
	eBay Inc.	4.000%	7/15/2042	4,980	4,086
	eBay Inc.	3.650%	5/10/2051	5,411	3,913
[1]	Ford Foundation	2.415%	6/1/2050	837	490
[1]	Ford Foundation	2.815%	6/1/2070	3,812	2,125
	Ford Motor Co.	4.750%	1/15/2043	13,389	10,352
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	451	359
	General Motors Co.	6.600%	4/1/2036	1,456	1,544
	General Motors Co.	6.250%	10/2/2043	4,804	4,742
	General Motors Co.	5.200%	4/1/2045	4,613	4,021
	General Motors Co.	6.750%	4/1/2046	3,110	3,221
	General Motors Co.	5.400%	4/1/2048	2,803	2,465
	General Motors Co.	5.950%	4/1/2049	8,514	7,993
[1]	George Washington University	4.300%	9/15/2044	2,047	1,725
	George Washington University	4.868%	9/15/2045	3,336	3,021
[1]	George Washington University	4.126%	9/15/2048	1,675	1,339
[1]	Georgetown University	4.315%	4/1/2049	4,198	3,421
[1]	Georgetown University	2.943%	4/1/2050	276	175
	Georgetown University	5.115%	4/1/2053	2,165	2,021
	Harley-Davidson Inc.	4.625%	7/28/2045	1,382	1,096
	Hasbro Inc.	5.100%	5/15/2044	2,119	1,865
	Home Depot Inc.	5.875%	12/16/2036	12,227	13,183

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.300%	4/15/2040	5,116	4,106
	Home Depot Inc.	5.950%	4/1/2041	1,865	1,969
	Home Depot Inc.	4.200%	4/1/2043	2,031	1,730
	Home Depot Inc.	4.875%	2/15/2044	1,002	925
	Home Depot Inc.	4.400%	3/15/2045	7,273	6,259
	Home Depot Inc.	4.250%	4/1/2046	8,848	7,424
	Home Depot Inc.	3.900%	6/15/2047	4,680	3,679
	Home Depot Inc.	4.500%	12/6/2048	6,528	5,574
	Home Depot Inc.	3.350%	4/15/2050	9,525	6,623
	Home Depot Inc.	3.625%	4/15/2052	4,422	3,203
	Home Depot Inc.	4.950%	9/15/2052	6,413	5,788
	Home Depot Inc.	5.300%	6/25/2054	6,422	6,107
	Home Depot Inc.	5.400%	6/25/2064	1,056	1,004
[1]	Howard University	5.209%	10/1/2052	1,806	1,568
	JD.com Inc.	4.125%	1/14/2050	1,382	1,103
[1]	Johns Hopkins University	2.813%	1/1/2060	137	81
	Lear Corp.	5.250%	5/15/2049	1,366	1,199
	Leggett & Platt Inc.	3.500%	11/15/2051	2,102	1,338
	Leland Stanford Junior University	3.647%	5/1/2048	5,615	4,358
	Lowe's Cos. Inc.	5.000%	4/15/2040	155	148
	Lowe's Cos. Inc.	2.800%	9/15/2041	3,118	2,188
	Lowe's Cos. Inc.	4.250%	9/15/2044	272	216
	Lowe's Cos. Inc.	3.700%	4/15/2046	5,865	4,357
	Lowe's Cos. Inc.	4.050%	5/3/2047	7,726	6,002
	Lowe's Cos. Inc.	4.550%	4/5/2049	3,006	2,461
	Lowe's Cos. Inc.	5.125%	4/15/2050	2,171	1,921
	Lowe's Cos. Inc.	3.000%	10/15/2050	6,315	3,910
	Lowe's Cos. Inc.	3.500%	4/1/2051	660	449
	Lowe's Cos. Inc.	4.250%	4/1/2052	5,418	4,188
	Lowe's Cos. Inc.	5.625%	4/15/2053	8,722	8,322
	Lowe's Cos. Inc.	5.750%	7/1/2053	2,967	2,882
	Lowe's Cos. Inc.	4.450%	4/1/2062	4,729	3,624
	Lowe's Cos. Inc.	5.800%	9/15/2062	3,390	3,262
	Lowe's Cos. Inc.	5.850%	4/1/2063	2,231	2,162
	Marriott International Inc.	5.250%	10/15/2035	921	915
	Marriott International Inc.	5.500%	4/15/2037	6,507	6,524
	Masco Corp.	3.125%	2/15/2051	2,226	1,376
[1]	Massachusetts Institute of Technology	3.959%	7/1/2038	2,364	2,157
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	1,570	1,046
	Massachusetts Institute of Technology	3.067%	4/1/2052	1,223	813
	Massachusetts Institute of Technology	5.618%	6/1/2055	2,660	2,718
	Massachusetts Institute of Technology	5.600%	7/1/2111	7,000	6,837
	Massachusetts Institute of Technology	4.678%	7/1/2114	811	670
	Massachusetts Institute of Technology	3.885%	7/1/2116	185	127
	Mattel Inc.	5.450%	11/1/2041	1,928	1,733
[1]	McDonald's Corp.	4.700%	12/9/2035	1,690	1,663
	McDonald's Corp.	5.000%	2/13/2036	1,819	1,820
[1]	McDonald's Corp.	6.300%	3/1/2038	5,286	5,788
[1]	McDonald's Corp.	4.875%	7/15/2040	2,236	2,121
[1]	McDonald's Corp.	4.600%	5/26/2045	287	251
[1]	McDonald's Corp.	4.450%	3/1/2047	6,607	5,577
[1]	McDonald's Corp.	4.450%	9/1/2048	5,883	4,927
[1]	McDonald's Corp.	3.625%	9/1/2049	7,090	5,139
[1]	McDonald's Corp.	4.200%	4/1/2050	1,467	1,167
[1]	McDonald's Corp.	5.150%	9/9/2052	3,965	3,640
	MDC Holdings Inc.	6.000%	1/15/2043	1,423	1,302
	NIKE Inc.	3.250%	3/27/2040	4,232	3,366
	NIKE Inc.	3.625%	5/1/2043	5,049	3,990
	NIKE Inc.	3.875%	11/1/2045	2,815	2,235
	NIKE Inc.	3.375%	3/27/2050	6,578	4,626
[1]	Northeastern University	2.894%	10/1/2050	1,645	1,087
[1]	Northwestern University	4.643%	12/1/2044	3,232	3,058
[1]	Northwestern University	2.640%	12/1/2050	2,820	1,740
[1]	Northwestern University	3.662%	12/1/2057	2,987	2,142
	Owens Corning	5.950%	6/15/2054	4,885	4,892
	President & Fellows of Harvard College	4.875%	10/15/2040	1,856	1,819
	President & Fellows of Harvard College	3.745%	11/15/2052	4,289	3,233
	President & Fellows of Harvard College	3.300%	7/15/2056	2,029	1,376
	Snap-on Inc.	4.100%	3/1/2048	828	670
	Stanley Black & Decker Inc.	2.750%	11/15/2050	4,073	2,318

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	4.500%	11/15/2048	625	518
	Starbucks Corp.	4.450%	8/15/2049	5,140	4,193
	Starbucks Corp.	3.500%	11/15/2050	8,757	6,005
	Thomas Jefferson University	3.847%	11/1/2057	358	248
	TJX Cos. Inc.	4.500%	4/15/2050	3,846	3,288
[1]	Trustees of Boston College	3.129%	7/1/2052	3,452	2,338
	Trustees of Princeton University	5.700%	3/1/2039	3,965	4,240
	Trustees of Princeton University	4.201%	3/1/2052	1,779	1,470
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	2,153	1,748
[1]	University of Chicago	2.547%	4/1/2050	2,063	1,323
[1]	University of Chicago	4.003%	10/1/2053	1,597	1,241
[1]	University of Miami	4.063%	4/1/2052	4,548	3,572
[1]	University of Notre Dame du Lac	3.438%	2/15/2045	693	530
[1]	University of Notre Dame du Lac	3.394%	2/15/2048	3,752	2,759
[1]	University of Southern California	3.028%	10/1/2039	2,534	2,086
	University of Southern California	5.250%	10/1/2111	2,614	2,381
[1]	Washington University	3.524%	4/15/2054	3,453	2,457
[1]	Yale University	2.402%	4/15/2050	1,818	1,069
					429,708
Consumer Staples (7.1%)
	Altria Group Inc.	5.800%	2/14/2039	9,771	9,961
	Altria Group Inc.	4.500%	5/2/2043	1,715	1,433
	Altria Group Inc.	5.375%	1/31/2044	7,760	7,400
	Altria Group Inc.	5.950%	2/14/2049	11,810	11,760
	Altria Group Inc.	3.700%	2/4/2051	8,092	5,601
	Altria Group Inc.	6.200%	2/14/2059	35	35
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	22,037	21,507
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	37,775	34,482
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	1,353	1,323
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	8,023	7,312
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	5,477	6,987
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	10,855	11,089
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	7,933	7,457
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	18,180	17,864
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	8,419	8,475
	Archer-Daniels-Midland Co.	5.375%	9/15/2035	2,053	2,152
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	5,720	3,441
	BAT Capital Corp.	4.390%	8/15/2037	12,168	10,968
	BAT Capital Corp.	7.079%	8/2/2043	5,433	6,007
	BAT Capital Corp.	5.650%	3/16/2052	3,670	3,405
	BAT Capital Corp.	7.081%	8/2/2053	6,423	7,130
	BAT Capital Corp.	6.250%	8/15/2055	931	942
	Brown-Forman Corp.	4.000%	4/15/2038	2,194	1,939
	Campbell's Co.	3.125%	4/24/2050	2,853	1,821
	Coca-Cola Co.	2.500%	6/1/2040	4,895	3,586
	Coca-Cola Co.	2.600%	6/1/2050	5,069	3,100
	Coca-Cola Co.	3.000%	3/5/2051	1,787	1,182
	Coca-Cola Co.	2.500%	3/15/2051	7,797	4,614
	Coca-Cola Co.	5.300%	5/13/2054	1,114	1,074
	Coca-Cola Co.	5.200%	1/14/2055	9,715	9,188
	Coca-Cola Co.	5.400%	5/13/2064	11,541	11,130
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	4,379	4,191
[1]	Colgate-Palmolive Co.	3.700%	8/1/2047	952	740
	Conagra Brands Inc.	5.300%	11/1/2038	3,047	2,875
	Conagra Brands Inc.	5.400%	11/1/2048	3,550	3,122
	Constellation Brands Inc.	4.500%	5/9/2047	3,352	2,769
	Constellation Brands Inc.	4.100%	2/15/2048	6,153	4,739
	Diageo Capital plc	5.875%	9/30/2036	5,422	5,839
	Diageo Capital plc	3.875%	4/29/2043	2,244	1,821
	Dollar General Corp.	4.125%	4/3/2050	502	382
	Dollar General Corp.	5.500%	11/1/2052	2,000	1,866
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	962	1,031
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	120	95
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	6,541	4,200
	Flowers Foods Inc.	6.200%	3/15/2055	1,125	1,089
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	2,694	1,920
	Haleon US Capital LLC	4.000%	3/24/2052	4,918	3,776
	Hershey Co.	3.375%	8/15/2046	1,277	925
	Hormel Foods Corp.	3.050%	6/3/2051	3,543	2,275

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	6.500%	11/15/2043	4,012	4,266
	J M Smucker Co.	6.500%	11/15/2053	6,275	6,681
[3]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	4,625	4,650
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	11,315	11,543
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	6,053	6,710
[3]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	7,690	7,604
[3]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	4,144	4,092
	Kellanova	5.750%	5/16/2054	2,040	1,987
	Kenvue Inc.	5.100%	3/22/2043	3,941	3,780
	Kenvue Inc.	5.050%	3/22/2053	6,647	6,061
	Kenvue Inc.	5.200%	3/22/2063	2,745	2,488
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	7,197	5,087
	Kimberly-Clark Corp.	6.625%	8/1/2037	5,000	5,785
	Kraft Heinz Foods Co.	6.875%	1/26/2039	7,551	8,214
	Kraft Heinz Foods Co.	6.500%	2/9/2040	2,254	2,375
	Kraft Heinz Foods Co.	5.200%	7/15/2045	4,892	4,348
	Kraft Heinz Foods Co.	4.375%	6/1/2046	10,192	8,109
	Kraft Heinz Foods Co.	4.875%	10/1/2049	9,006	7,518
	Kroger Co.	6.900%	4/15/2038	497	557
	Kroger Co.	5.400%	7/15/2040	1,817	1,789
	Kroger Co.	5.400%	1/15/2049	3,518	3,288
	Kroger Co.	3.950%	1/15/2050	4,428	3,318
	Kroger Co.	5.500%	9/15/2054	10,810	10,111
	Kroger Co.	5.650%	9/15/2064	8,659	8,121
	McCormick & Co. Inc.	4.200%	8/15/2047	2,094	1,664
	Mead Johnson Nutrition Co.	5.900%	11/1/2039	1,425	1,499
	Molson Coors Beverage Co.	4.200%	7/15/2046	10,469	8,267
	Mondelez International Inc.	2.625%	9/4/2050	6,793	3,981
	PepsiCo Inc.	4.875%	11/1/2040	4,017	3,872
	PepsiCo Inc.	2.625%	10/21/2041	3,188	2,253
	PepsiCo Inc.	4.000%	3/5/2042	1,380	1,175
	PepsiCo Inc.	4.450%	4/14/2046	900	789
	PepsiCo Inc.	3.450%	10/6/2046	4,355	3,241
	PepsiCo Inc.	4.000%	5/2/2047	4,787	3,870
	PepsiCo Inc.	3.375%	7/29/2049	4,926	3,504
	PepsiCo Inc.	2.875%	10/15/2049	8,734	5,644
	PepsiCo Inc.	2.750%	10/21/2051	1,190	734
	Philip Morris International Inc.	6.375%	5/16/2038	8,817	9,777
	Philip Morris International Inc.	3.875%	8/21/2042	3,952	3,196
	Philip Morris International Inc.	4.125%	3/4/2043	5,771	4,832
	Philip Morris International Inc.	4.875%	11/15/2043	5,745	5,243
	Philip Morris International Inc.	4.250%	11/10/2044	6,513	5,480
	Procter & Gamble Co.	3.600%	3/25/2050	2,318	1,744
	Reynolds American Inc.	6.150%	9/15/2043	4,828	4,857
	Reynolds American Inc.	5.850%	8/15/2045	12,419	11,987
	Sysco Corp.	5.375%	9/21/2035	2,525	2,569
	Sysco Corp.	6.600%	4/1/2050	8,884	9,567
	Target Corp.	5.250%	2/15/2036	3,755	3,826
	Target Corp.	4.000%	7/1/2042	3,426	2,870
	Target Corp.	3.625%	4/15/2046	3,995	2,991
	Target Corp.	3.900%	11/15/2047	739	573
	Target Corp.	2.950%	1/15/2052	7,260	4,554
	Target Corp.	4.800%	1/15/2053	7,320	6,430
	Tyson Foods Inc.	5.100%	9/28/2048	8,013	7,187
[1]	Unilever Capital Corp.	2.625%	8/12/2051	5,621	3,397
	Walmart Inc.	5.250%	9/1/2035	4,388	4,588
	Walmart Inc.	6.500%	8/15/2037	4,691	5,375
	Walmart Inc.	5.625%	4/1/2040	3,810	4,052
	Walmart Inc.	2.500%	9/22/2041	1,324	932
	Walmart Inc.	4.050%	6/29/2048	10,438	8,549
	Walmart Inc.	4.500%	9/9/2052	7,050	6,095
	Walmart Inc.	4.500%	4/15/2053	8,707	7,546
					565,212
Energy (9.4%)
	Apache Corp.	6.000%	1/15/2037	2,715	2,687
	Apache Corp.	5.100%	9/1/2040	1,937	1,635
	Apache Corp.	5.350%	7/1/2049	2,077	1,666
	Baker Hughes Holdings LLC	5.125%	9/15/2040	5,688	5,472
	Baker Hughes Holdings LLC	4.080%	12/15/2047	3,143	2,447

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	3.060%	6/17/2041	4,372	3,238
	BP Capital Markets America Inc.	3.000%	2/24/2050	16,950	10,798
	BP Capital Markets America Inc.	2.772%	11/10/2050	13,853	8,373
	BP Capital Markets America Inc.	2.939%	6/4/2051	15,110	9,376
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	2,630	2,756
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	5,130	4,445
	Cenovus Energy Inc.	5.250%	6/15/2037	2,060	1,961
	Cenovus Energy Inc.	6.750%	11/15/2039	1,775	1,922
	Cenovus Energy Inc.	3.750%	2/15/2052	3,926	2,666
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	9,483	7,797
[3]	Cheniere Energy Partners LP	5.550%	10/30/2035	4,700	4,745
	Chevron Corp.	3.078%	5/11/2050	6,454	4,309
	Chevron USA Inc.	4.850%	10/15/2035	5,050	5,030
	ConocoPhillips	6.500%	2/1/2039	9,576	10,679
	ConocoPhillips Co.	3.758%	3/15/2042	1,176	940
	ConocoPhillips Co.	3.800%	3/15/2052	7,326	5,304
	ConocoPhillips Co.	5.300%	5/15/2053	7,129	6,538
	ConocoPhillips Co.	5.500%	1/15/2055	8,679	8,176
	ConocoPhillips Co.	4.025%	3/15/2062	6,468	4,644
	ConocoPhillips Co.	5.700%	9/15/2063	1,738	1,654
	Continental Resources Inc.	4.900%	6/1/2044	6,002	4,737
	Coterra Energy Inc.	5.900%	2/15/2055	1,740	1,621
	Devon Energy Corp.	5.600%	7/15/2041	3,572	3,344
	Devon Energy Corp.	5.000%	6/15/2045	6,802	5,713
	Devon Energy Corp.	5.750%	9/15/2054	2,834	2,537
	Diamondback Energy Inc.	4.250%	3/15/2052	6,654	4,990
	Diamondback Energy Inc.	5.750%	4/18/2054	8,536	7,902
	Diamondback Energy Inc.	5.900%	4/18/2064	3,691	3,414
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	6,010	5,727
	Enbridge Inc.	5.500%	12/1/2046	454	436
	Enbridge Inc.	4.000%	11/15/2049	2,776	2,053
	Enbridge Inc.	3.400%	8/1/2051	5,871	3,872
	Enbridge Inc.	6.700%	11/15/2053	7,640	8,227
	Enbridge Inc.	5.950%	4/5/2054	4,430	4,372
[1]	Energy Transfer LP	5.800%	6/15/2038	1,762	1,776
	Energy Transfer LP	6.100%	2/15/2042	1,106	1,104
	Energy Transfer LP	5.300%	4/1/2044	4,069	3,644
	Energy Transfer LP	5.150%	3/15/2045	7,001	6,158
	Energy Transfer LP	6.125%	12/15/2045	6,693	6,584
	Energy Transfer LP	5.300%	4/15/2047	3,503	3,088
	Energy Transfer LP	5.400%	10/1/2047	8,537	7,601
	Energy Transfer LP	6.000%	6/15/2048	5,742	5,513
	Energy Transfer LP	6.250%	4/15/2049	2,549	2,499
	Energy Transfer LP	5.000%	5/15/2050	9,227	7,667
	Energy Transfer LP	5.950%	5/15/2054	9,875	9,266
	Energy Transfer LP	6.050%	9/1/2054	7,466	7,100
	Energy Transfer LP	6.200%	4/1/2055	2,355	2,287
	Enterprise Products Operating LLC	5.200%	1/15/2036	4,275	4,309
	Enterprise Products Operating LLC	5.700%	2/15/2042	3,624	3,639
	Enterprise Products Operating LLC	4.850%	8/15/2042	5,729	5,202
	Enterprise Products Operating LLC	4.450%	2/15/2043	7,172	6,187
	Enterprise Products Operating LLC	4.850%	3/15/2044	5,120	4,625
	Enterprise Products Operating LLC	5.100%	2/15/2045	7,774	7,188
	Enterprise Products Operating LLC	4.250%	2/15/2048	8,651	6,985
	Enterprise Products Operating LLC	4.800%	2/1/2049	9,009	7,793
	Enterprise Products Operating LLC	4.200%	1/31/2050	8,677	6,827
	Enterprise Products Operating LLC	3.200%	2/15/2052	6,912	4,492
	Enterprise Products Operating LLC	3.300%	2/15/2053	3,429	2,247
	Enterprise Products Operating LLC	5.550%	2/16/2055	7,502	7,162
	EOG Resources Inc.	5.350%	1/15/2036	6,850	6,959
	EOG Resources Inc.	4.950%	4/15/2050	2,911	2,563
	EOG Resources Inc.	5.950%	7/15/2055	3,375	3,404
	Exxon Mobil Corp.	2.995%	8/16/2039	1,305	1,024
	Exxon Mobil Corp.	4.227%	3/19/2040	10,652	9,588
	Exxon Mobil Corp.	3.567%	3/6/2045	400	307
	Exxon Mobil Corp.	4.114%	3/1/2046	13,006	10,699
	Exxon Mobil Corp.	3.095%	8/16/2049	506	338
	Exxon Mobil Corp.	4.327%	3/19/2050	10,825	8,963
	Exxon Mobil Corp.	3.452%	4/15/2051	9,140	6,450
	Halliburton Co.	4.850%	11/15/2035	5,057	4,910

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halliburton Co.	6.700%	9/15/2038	4,785	5,255
	Halliburton Co.	7.450%	9/15/2039	2,166	2,537
	Halliburton Co.	5.000%	11/15/2045	10,130	8,945
	Hess Corp.	5.600%	2/15/2041	7,720	7,819
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	6,966	7,750
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	4,895	5,237
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	2,843	2,546
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	6,041	5,690
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	1,395	1,292
	Kinder Morgan Inc.	5.550%	6/1/2045	9,656	9,083
	Kinder Morgan Inc.	3.600%	2/15/2051	5,162	3,511
	Kinder Morgan Inc.	5.450%	8/1/2052	6,120	5,552
	Kinder Morgan Inc.	5.950%	8/1/2054	5,935	5,763
	Marathon Petroleum Corp.	6.500%	3/1/2041	7,247	7,611
	Marathon Petroleum Corp.	4.750%	9/15/2044	5,272	4,439
	Marathon Petroleum Corp.	4.500%	4/1/2048	1,524	1,187
	MPLX LP	4.500%	4/15/2038	9,813	8,737
	MPLX LP	5.200%	3/1/2047	6,951	6,049
	MPLX LP	4.700%	4/15/2048	3,742	3,033
	MPLX LP	5.500%	2/15/2049	7,529	6,772
	MPLX LP	4.950%	3/14/2052	4,614	3,797
	MPLX LP	5.650%	3/1/2053	2,328	2,114
	MPLX LP	6.200%	9/15/2055	1,750	1,704
	NOV Inc.	3.950%	12/1/2042	4,043	3,060
	Occidental Petroleum Corp.	6.450%	9/15/2036	9,054	9,374
	Occidental Petroleum Corp.	6.600%	3/15/2046	500	502
	Occidental Petroleum Corp.	4.400%	4/15/2046	2,623	1,990
	Occidental Petroleum Corp.	4.200%	3/15/2048	3,075	2,170
	Occidental Petroleum Corp.	6.050%	10/1/2054	2,918	2,720
	ONEOK Inc.	5.400%	10/15/2035	3,950	3,914
	ONEOK Inc.	5.150%	10/15/2043	3,843	3,408
	ONEOK Inc.	5.450%	6/1/2047	3,209	2,865
	ONEOK Inc.	4.950%	7/13/2047	1,965	1,668
	ONEOK Inc.	5.200%	7/15/2048	294	257
	ONEOK Inc.	4.450%	9/1/2049	2,244	1,749
	ONEOK Inc.	3.950%	3/1/2050	3,463	2,451
	ONEOK Inc.	7.150%	1/15/2051	3,477	3,735
	ONEOK Inc.	6.625%	9/1/2053	9,973	10,231
	ONEOK Inc.	5.700%	11/1/2054	8,490	7,739
	ONEOK Inc.	6.250%	10/15/2055	5,325	5,204
	ONEOK Inc.	5.850%	11/1/2064	4,231	3,864
	ONEOK Partners LP	6.650%	10/1/2036	2,519	2,721
	Ovintiv Inc.	6.625%	8/15/2037	1,119	1,161
	Ovintiv Inc.	6.500%	2/1/2038	1,636	1,683
	Ovintiv Inc.	7.100%	7/15/2053	3,095	3,197
	Phillips 66	5.875%	5/1/2042	8,234	8,251
	Phillips 66	4.875%	11/15/2044	6,712	5,875
	Plains All American Pipeline LP	4.700%	6/15/2044	5,333	4,410
	Plains All American Pipeline LP	4.900%	2/15/2045	3,096	2,628
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	2,105	2,213
[1]	Shell Finance US Inc.	4.550%	8/12/2043	5,254	4,635
[1]	Shell Finance US Inc.	4.375%	5/11/2045	11,095	9,452
[1]	Shell Finance US Inc.	4.000%	5/10/2046	5,276	4,203
[1]	Shell Finance US Inc.	3.750%	9/12/2046	4,942	3,810
	Shell International Finance BV	6.375%	12/15/2038	12,668	14,121
	Shell International Finance BV	5.500%	3/25/2040	7,241	7,387
	Shell International Finance BV	2.875%	11/26/2041	4,938	3,549
	Shell International Finance BV	3.125%	11/7/2049	3,185	2,124
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	2,830	2,689
	Spectra Energy Partners LP	4.500%	3/15/2045	6,097	5,094
	Suncor Energy Inc.	6.500%	6/15/2038	625	666
	Suncor Energy Inc.	6.850%	6/1/2039	5,004	5,479
	Suncor Energy Inc.	4.000%	11/15/2047	2,137	1,577
	Suncor Energy Inc.	3.750%	3/4/2051	862	600
	Targa Resources Corp.	5.650%	2/15/2036	1,120	1,133
	Targa Resources Corp.	4.950%	4/15/2052	2,961	2,451
	Targa Resources Corp.	6.250%	7/1/2052	2,060	2,031
	Targa Resources Corp.	6.500%	2/15/2053	5,367	5,483
	TotalEnergies Capital International SA	3.461%	7/12/2049	6,456	4,550
	TotalEnergies Capital International SA	3.127%	5/29/2050	12,042	7,921

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital SA	5.488%	4/5/2054	8,097	7,712
	TotalEnergies Capital SA	5.275%	9/10/2054	1,376	1,271
	TotalEnergies Capital SA	5.638%	4/5/2064	4,892	4,682
	TotalEnergies Capital SA	5.425%	9/10/2064	6,440	5,975
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	125	132
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	6,995	8,214
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	8,072	8,356
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	4,786	4,066
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	2,393	1,794
	Valero Energy Corp.	6.625%	6/15/2037	6,560	7,160
	Valero Energy Corp.	3.650%	12/1/2051	3,239	2,184
	Western Midstream Operating LP	5.300%	3/1/2048	4,289	3,611
	Western Midstream Operating LP	5.250%	2/1/2050	4,056	3,394
	Williams Cos. Inc.	5.300%	9/30/2035	2,025	2,024
	Williams Cos. Inc.	6.300%	4/15/2040	5,772	6,118
	Williams Cos. Inc.	5.750%	6/24/2044	1,126	1,106
	Williams Cos. Inc.	4.900%	1/15/2045	2,701	2,370
	Williams Cos. Inc.	3.500%	10/15/2051	3,612	2,446
	Williams Cos. Inc.	5.300%	8/15/2052	5,365	4,851
	Williams Cos. Inc.	5.800%	11/15/2054	5,728	5,534
					751,769
Financials (14.1%)
	AerCap Ireland Capital DAC	3.850%	10/29/2041	7,280	5,866
	Aflac Inc.	4.000%	10/15/2046	1,590	1,251
	Aflac Inc.	4.750%	1/15/2049	1,290	1,116
	Alleghany Corp.	4.900%	9/15/2044	2,177	1,995
	Alleghany Corp.	3.250%	8/15/2051	3,527	2,365
	Allstate Corp.	5.950%	4/1/2036	4,298	4,587
	Allstate Corp.	4.500%	6/15/2043	858	743
	Allstate Corp.	4.200%	12/15/2046	2,748	2,242
	Allstate Corp.	3.850%	8/10/2049	4,953	3,715
	American Express Co.	4.050%	12/3/2042	6,839	5,787
	American Financial Group Inc.	4.500%	6/15/2047	1,840	1,507
	American International Group Inc.	4.750%	4/1/2048	6,995	6,154
	American International Group Inc.	4.375%	6/30/2050	3,399	2,791
	Aon Corp.	6.250%	9/30/2040	1,807	1,944
	Aon Global Ltd.	4.750%	5/15/2045	1,223	1,069
	Aon North America Inc.	5.750%	3/1/2054	9,921	9,666
	Apollo Global Management Inc.	5.800%	5/21/2054	4,086	4,013
	Arch Capital Finance LLC	5.031%	12/15/2046	2,621	2,369
	Arch Capital Group Ltd.	3.635%	6/30/2050	4,420	3,194
	Arch Capital Group US Inc.	5.144%	11/1/2043	177	165
	Ares Management Corp.	5.600%	10/11/2054	2,063	1,935
	Arthur J Gallagher & Co.	3.500%	5/20/2051	159	109
	Arthur J Gallagher & Co.	6.750%	2/15/2054	4,610	5,027
	Arthur J Gallagher & Co.	5.550%	2/15/2055	7,266	6,835
	Assurant Inc.	5.550%	2/15/2036	500	499
	Athene Holding Ltd.	3.950%	5/25/2051	1,301	916
	Athene Holding Ltd.	3.450%	5/15/2052	2,739	1,725
	Athene Holding Ltd.	6.250%	4/1/2054	3,271	3,222
	Athene Holding Ltd.	6.625%	5/19/2055	3,250	3,347
	Bank of America Corp.	6.110%	1/29/2037	10,008	10,631
[1]	Bank of America Corp.	4.244%	4/24/2038	6,098	5,577
	Bank of America Corp.	7.750%	5/14/2038	7,025	8,445
[1]	Bank of America Corp.	4.078%	4/23/2040	8,795	7,694
[1]	Bank of America Corp.	2.676%	6/19/2041	21,661	15,585
[1]	Bank of America Corp.	5.875%	2/7/2042	8,356	8,727
	Bank of America Corp.	3.311%	4/22/2042	9,223	7,092
[1]	Bank of America Corp.	5.000%	1/21/2044	9,919	9,389
[1]	Bank of America Corp.	4.330%	3/15/2050	13,107	10,765
[1]	Bank of America Corp.	4.083%	3/20/2051	23,456	18,461
	Bank of America Corp.	2.972%	7/21/2052	9,214	5,912
	Barclays plc	3.811%	3/10/2042	6,088	4,750
	Barclays plc	5.250%	8/17/2045	9,443	8,824
	Barclays plc	5.860%	8/11/2046	846	840
	Barclays plc	4.950%	1/10/2047	8,636	7,737
	Barclays plc	6.036%	3/12/2055	657	670
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	7,509	6,860
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	371	326

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	10,646	8,822
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	8,213	6,835
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	9,270	5,874
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	3,700	2,180
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	4,211	3,199
	Berkshire Hathaway Inc.	4.500%	2/11/2043	4,224	3,917
	BlackRock Funding Inc.	5.250%	3/14/2054	8,293	7,871
	Brighthouse Financial Inc.	4.700%	6/22/2047	1,661	1,242
	Brookfield Finance Inc.	4.700%	9/20/2047	4,415	3,786
	Brookfield Finance Inc.	5.968%	3/4/2054	6,107	6,114
	Brookfield Finance Inc.	5.813%	3/3/2055	3,160	3,100
	Brown & Brown Inc.	6.250%	6/23/2055	5,390	5,518
	Chubb Corp.	6.000%	5/11/2037	3,303	3,572
	Chubb INA Holdings LLC	6.700%	5/15/2036	3,092	3,507
	Chubb INA Holdings LLC	4.350%	11/3/2045	7,703	6,605
	Chubb INA Holdings LLC	3.050%	12/15/2061	8,367	5,045
	Citigroup Inc.	8.125%	7/15/2039	8,961	11,290
[1]	Citigroup Inc.	5.316%	3/26/2041	5,984	5,851
	Citigroup Inc.	5.875%	1/30/2042	5,170	5,355
	Citigroup Inc.	2.904%	11/3/2042	4,379	3,110
	Citigroup Inc.	6.675%	9/13/2043	6,183	6,837
	Citigroup Inc.	5.300%	5/6/2044	2,682	2,545
	Citigroup Inc.	4.750%	5/18/2046	8,596	7,457
[1]	Citigroup Inc.	4.281%	4/24/2048	4,642	3,822
	Citigroup Inc.	5.612%	3/4/2056	5,464	5,314
	CME Group Inc.	5.300%	9/15/2043	235	235
	CME Group Inc.	4.150%	6/15/2048	2,693	2,242
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	7,923	7,816
	Cooperatieve Rabobank UA	5.750%	12/1/2043	200	200
	Cooperatieve Rabobank UA	5.250%	8/4/2045	6,388	5,954
	Corebridge Financial Inc.	4.350%	4/5/2042	1,035	871
	Corebridge Financial Inc.	4.400%	4/5/2052	6,254	4,987
	Equitable Holdings Inc.	5.000%	4/20/2048	2,290	2,043
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	1,232	838
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	5,482	3,393
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	4,743	4,822
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	1,651	1,633
[3]	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	250	257
	Fifth Third Bancorp	8.250%	3/1/2038	3,601	4,411
	GATX Corp.	5.200%	3/15/2044	998	926
	GATX Corp.	3.100%	6/1/2051	809	502
	GATX Corp.	6.050%	6/5/2054	1,280	1,283
	Goldman Sachs Group Inc.	6.450%	5/1/2036	134	146
	Goldman Sachs Group Inc.	6.750%	10/1/2037	22,185	24,623
	Goldman Sachs Group Inc.	6.250%	2/1/2041	10,936	11,739
	Goldman Sachs Group Inc.	3.210%	4/22/2042	10,084	7,577
	Goldman Sachs Group Inc.	2.908%	7/21/2042	3,592	2,579
	Goldman Sachs Group Inc.	3.436%	2/24/2043	8,829	6,756
[1]	Goldman Sachs Group Inc.	4.800%	7/8/2044	1,786	1,605
	Goldman Sachs Group Inc.	5.150%	5/22/2045	10,420	9,497
	Goldman Sachs Group Inc.	4.750%	10/21/2045	11,060	9,814
	Goldman Sachs Group Inc.	5.561%	11/19/2045	11,332	11,175
	Goldman Sachs Group Inc.	5.734%	1/28/2056	12,914	12,880
	Hanover Insurance Group Inc.	5.500%	9/1/2035	2,000	2,002
	Hartford Insurance Group Inc.	5.950%	10/15/2036	1,595	1,697
	Hartford Insurance Group Inc.	4.300%	4/15/2043	2,132	1,803
	Hartford Insurance Group Inc.	4.400%	3/15/2048	5,292	4,447
[1]	HSBC Bank USA NA	7.000%	1/15/2039	2,605	3,044
	HSBC Holdings plc	6.500%	5/2/2036	5,154	5,596
[1]	HSBC Holdings plc	6.500%	5/2/2036	1,647	1,764
	HSBC Holdings plc	6.500%	9/15/2037	6,099	6,569
[1]	HSBC Holdings plc	6.500%	9/15/2037	4,775	5,057
[1]	HSBC Holdings plc	6.800%	6/1/2038	2,500	2,747
	HSBC Holdings plc	6.332%	3/9/2044	11,770	12,636
	HSBC Holdings plc	5.250%	3/14/2044	5,197	4,896
	Intercontinental Exchange Inc.	2.650%	9/15/2040	5,658	4,136
	Intercontinental Exchange Inc.	3.000%	6/15/2050	4,567	2,968
	Intercontinental Exchange Inc.	4.950%	6/15/2052	8,589	7,711
	Intercontinental Exchange Inc.	3.000%	9/15/2060	7,141	4,278
	Intercontinental Exchange Inc.	5.200%	6/15/2062	4,843	4,443

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jackson Financial Inc.	4.000%	11/23/2051	1,460	1,009
	Jefferies Financial Group Inc.	6.500%	1/20/2043	2,188	2,282
	JPMorgan Chase & Co.	6.400%	5/15/2038	11,488	12,828
	JPMorgan Chase & Co.	5.500%	10/15/2040	7,507	7,651
[1]	JPMorgan Chase & Co.	3.109%	4/22/2041	8,850	6,815
	JPMorgan Chase & Co.	5.600%	7/15/2041	8,833	9,046
	JPMorgan Chase & Co.	2.525%	11/19/2041	6,699	4,734
	JPMorgan Chase & Co.	3.157%	4/22/2042	9,698	7,340
	JPMorgan Chase & Co.	4.850%	2/1/2044	6,709	6,203
	JPMorgan Chase & Co.	4.950%	6/1/2045	3,010	2,752
	JPMorgan Chase & Co.	5.534%	11/29/2045	8,204	8,220
[1]	JPMorgan Chase & Co.	4.260%	2/22/2048	4,793	4,008
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	5,952	4,779
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	4,246	3,377
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	9,886	7,773
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	8,527	5,695
	JPMorgan Chase & Co.	3.328%	4/22/2052	16,568	11,457
	Legg Mason Inc.	5.625%	1/15/2044	3,165	3,111
	Lincoln National Corp.	7.000%	6/15/2040	2,759	3,101
	Lloyds Banking Group plc	5.300%	12/1/2045	3,715	3,478
	Lloyds Banking Group plc	3.369%	12/14/2046	5,677	4,136
	Lloyds Banking Group plc	4.344%	1/9/2048	3,500	2,813
	Loews Corp.	4.125%	5/15/2043	4,051	3,355
	Manulife Financial Corp.	5.375%	3/4/2046	4,351	4,261
	Markel Group Inc.	4.300%	11/1/2047	2,194	1,745
	Markel Group Inc.	5.000%	5/20/2049	4,699	4,095
	Markel Group Inc.	6.000%	5/16/2054	3,944	3,914
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	2,875	2,734
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	3,875	3,157
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	7,223	6,430
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	2,545	2,431
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	4,510	4,458
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	8,599	8,146
	Mastercard Inc.	3.950%	2/26/2048	5,290	4,220
	Mastercard Inc.	3.650%	6/1/2049	3,148	2,367
	Mastercard Inc.	3.850%	3/26/2050	10,367	8,033
[1]	MetLife Inc.	6.400%	12/15/2036	4,138	4,333
[1]	MetLife Inc.	10.750%	8/1/2039	1,671	2,239
	MetLife Inc.	5.875%	2/6/2041	5,497	5,707
	MetLife Inc.	4.875%	11/13/2043	3,374	3,086
	MetLife Inc.	4.721%	12/15/2044	4,426	3,937
	MetLife Inc.	4.050%	3/1/2045	4,099	3,338
	MetLife Inc.	4.600%	5/13/2046	5,961	5,264
	MetLife Inc.	5.000%	7/15/2052	4,094	3,681
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	8,851	7,674
[1]	Morgan Stanley	3.971%	7/22/2038	10,507	9,281
[1]	Morgan Stanley	4.457%	4/22/2039	4,187	3,900
	Morgan Stanley	3.217%	4/22/2042	1,787	1,359
	Morgan Stanley	6.375%	7/24/2042	9,609	10,556
	Morgan Stanley	4.300%	1/27/2045	9,861	8,413
[1]	Morgan Stanley	4.375%	1/22/2047	5,869	4,994
[1]	Morgan Stanley	5.597%	3/24/2051	10,123	9,973
[1]	Morgan Stanley	2.802%	1/25/2052	2,437	1,500
	Morgan Stanley	5.516%	11/19/2055	11,557	11,249
	Nasdaq Inc.	2.500%	12/21/2040	3,120	2,168
	Nasdaq Inc.	3.250%	4/28/2050	1,025	690
	Nasdaq Inc.	5.950%	8/15/2053	2,326	2,363
	Nasdaq Inc.	6.100%	6/28/2063	5,613	5,755
[1]	Nationwide Financial Services Inc.	6.750%	5/15/2037	1,578	1,578
	Old Republic International Corp.	3.850%	6/11/2051	2,745	1,926
	PayPal Holdings Inc.	5.050%	6/1/2052	9,046	8,265
	PayPal Holdings Inc.	5.500%	6/1/2054	1,715	1,666
	Principal Financial Group Inc.	4.625%	9/15/2042	1,232	1,096
	Principal Financial Group Inc.	4.350%	5/15/2043	3,511	2,995
	Principal Financial Group Inc.	5.500%	3/15/2053	2,915	2,798
	Progressive Corp.	6.625%	3/1/2029	1	1
	Progressive Corp.	4.350%	4/25/2044	277	237
	Progressive Corp.	3.700%	1/26/2045	1,825	1,423
	Progressive Corp.	4.200%	3/15/2048	5,266	4,344
	Progressive Corp.	3.700%	3/15/2052	2,180	1,615

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Prudential Financial Inc.	5.700%	12/14/2036	5,946	6,276
[1]	Prudential Financial Inc.	6.625%	12/1/2037	3,651	4,106
	Prudential Financial Inc.	3.905%	12/7/2047	6,365	4,964
	Prudential Financial Inc.	3.935%	12/7/2049	4,920	3,746
[1]	Prudential Financial Inc.	3.700%	3/13/2051	7,096	5,169
	Raymond James Financial Inc.	4.950%	7/15/2046	6,161	5,578
	Regions Financial Corp.	7.375%	12/10/2037	2,251	2,561
	Reinsurance Group of America Inc.	6.650%	9/15/2055	2,375	2,419
	Selective Insurance Group Inc.	5.375%	3/1/2049	2,123	1,886
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	5,301	5,679
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	5,550	5,646
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	3,738	3,715
	TPG Operating Group II LP	5.375%	1/15/2036	1,700	1,691
	Travelers Cos. Inc.	5.350%	11/1/2040	4,551	4,580
	Travelers Cos. Inc.	4.000%	5/30/2047	3,931	3,143
	Travelers Cos. Inc.	4.050%	3/7/2048	2,189	1,759
	Travelers Cos. Inc.	4.100%	3/4/2049	2,584	2,063
	Travelers Cos. Inc.	5.450%	5/25/2053	5,668	5,499
	Travelers Cos. Inc.	5.700%	7/24/2055	5,655	5,668
	UBS AG	4.500%	6/26/2048	700	606
	UBS Group AG	4.875%	5/15/2045	9,813	8,940
	Unum Group	5.750%	8/15/2042	2,861	2,786
	Unum Group	4.125%	6/15/2051	2,792	2,050
	Visa Inc.	4.150%	12/14/2035	2,830	2,705
	Visa Inc.	4.300%	12/14/2045	15,943	13,768
	Visa Inc.	2.000%	8/15/2050	11,890	6,370
	Voya Financial Inc.	4.800%	6/15/2046	2,420	2,099
	W R Berkley Corp.	4.000%	5/12/2050	3,987	3,006
	Wells Fargo & Co.	5.375%	2/7/2035	2,755	2,902
[1]	Wells Fargo & Co.	5.950%	12/15/2036	1,325	1,365
[1]	Wells Fargo & Co.	3.068%	4/30/2041	8,021	6,105
	Wells Fargo & Co.	5.375%	11/2/2043	10,527	10,035
	Wells Fargo & Co.	5.606%	1/15/2044	9,602	9,368
[1]	Wells Fargo & Co.	4.650%	11/4/2044	8,588	7,440
	Wells Fargo & Co.	3.900%	5/1/2045	8,368	6,662
[1]	Wells Fargo & Co.	4.900%	11/17/2045	10,521	9,317
[1]	Wells Fargo & Co.	4.400%	6/14/2046	2,920	2,399
[1]	Wells Fargo & Co.	5.013%	4/4/2051	24,648	22,285
[1]	Wells Fargo & Co.	4.611%	4/25/2053	14,137	11,994
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	6,489	6,800
[1]	Wells Fargo Bank NA	6.600%	1/15/2038	4,203	4,706
	Westpac Banking Corp.	4.421%	7/24/2039	3,742	3,410
	Westpac Banking Corp.	2.963%	11/16/2040	145	109
	Westpac Banking Corp.	3.133%	11/18/2041	6,079	4,489
	Willis North America Inc.	3.875%	9/15/2049	4,507	3,300
	Willis North America Inc.	5.900%	3/5/2054	2,848	2,801
	XL Group Ltd.	5.250%	12/15/2043	2,060	1,971
					1,127,099
Health Care (16.1%)
[4]	Abbott Laboratories	4.750%	11/30/2036	7,622	7,576
	Abbott Laboratories	5.300%	5/27/2040	5,397	5,516
	Abbott Laboratories	4.900%	11/30/2046	15,581	14,551
	AbbVie Inc.	4.300%	5/14/2036	2,897	2,743
	AbbVie Inc.	4.050%	11/21/2039	17,229	15,158
	AbbVie Inc.	4.400%	11/6/2042	11,112	9,762
	AbbVie Inc.	4.700%	5/14/2045	12,762	11,427
	AbbVie Inc.	4.450%	5/14/2046	8,884	7,632
	AbbVie Inc.	4.875%	11/14/2048	8,135	7,340
	AbbVie Inc.	4.250%	11/21/2049	25,271	20,559
	AbbVie Inc.	5.400%	3/15/2054	11,325	10,883
	AbbVie Inc.	5.500%	3/15/2064	6,197	5,941
	Adventist Health System	3.630%	3/1/2049	2,053	1,370
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	1,855	1,203
	Aetna Inc.	6.625%	6/15/2036	3,986	4,324
	Aetna Inc.	6.750%	12/15/2037	4,712	5,135
	Aetna Inc.	4.750%	3/15/2044	632	532
[1]	Allina Health System	3.887%	4/15/2049	2,098	1,592
[1]	Allina Health System	2.902%	11/15/2051	2,712	1,664
	Amgen Inc.	3.150%	2/21/2040	7,987	6,182

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.950%	10/1/2041	662	613
	Amgen Inc.	5.150%	11/15/2041	1,435	1,357
	Amgen Inc.	5.600%	3/2/2043	13,097	12,931
	Amgen Inc.	4.400%	5/1/2045	11,338	9,588
	Amgen Inc.	4.663%	6/15/2051	16,234	13,736
	Amgen Inc.	4.200%	2/22/2052	7,044	5,478
	Amgen Inc.	4.875%	3/1/2053	859	742
	Amgen Inc.	5.650%	3/2/2053	19,096	18,441
	Amgen Inc.	4.400%	2/22/2062	4,688	3,616
	Amgen Inc.	5.750%	3/2/2063	13,012	12,468
	Ascension Health	3.945%	11/15/2046	7,728	6,143
[1]	Ascension Health	4.847%	11/15/2053	34	30
	AstraZeneca plc	6.450%	9/15/2037	12,507	14,105
	AstraZeneca plc	4.375%	11/16/2045	2,825	2,458
	AstraZeneca plc	4.375%	8/17/2048	6,199	5,318
	AstraZeneca plc	3.000%	5/28/2051	507	336
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	1,665	953
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	3,260	2,280
	Baxter International Inc.	3.132%	12/1/2051	7,688	4,715
[1]	BayCare Health System Inc.	3.831%	11/15/2050	3,320	2,513
	Baylor Scott & White Holdings	4.185%	11/15/2045	175	144
[1]	Baylor Scott & White Holdings	2.839%	11/15/2050	749	468
	Becton Dickinson & Co.	4.685%	12/15/2044	3,404	2,975
	Becton Dickinson & Co.	4.669%	6/6/2047	2,459	2,117
	Becton Dickinson & Co.	3.794%	5/20/2050	3,212	2,375
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	130	82
	Biogen Inc.	3.150%	5/1/2050	8,407	5,233
	Biogen Inc.	6.450%	5/15/2055	4,780	4,875
	Boston Scientific Corp.	7.375%	1/15/2040	1,563	1,888
	Boston Scientific Corp.	4.700%	3/1/2049	6,322	5,592
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	10,861	9,653
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	4,933	3,392
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	3,622	2,861
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	6,030	5,323
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	17,391	13,924
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	8,564	6,176
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	13,102	12,629
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	7,160	7,653
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	8,559	8,192
	Cardinal Health Inc.	5.150%	9/15/2035	850	844
	Cardinal Health Inc.	5.750%	11/15/2054	3,065	2,957
	Cencora Inc.	4.250%	3/1/2045	528	431
	Cencora Inc.	4.300%	12/15/2047	4,419	3,568
[1]	Children's Hospital	2.928%	7/15/2050	1,547	972
[1]	Children's Hospital Corp.	2.585%	2/1/2050	1,977	1,177
	Children's Hospital Medical Center	4.268%	5/15/2044	2,431	2,035
[1]	Children's Hospital of Philadelphia	2.704%	7/1/2050	757	462
	Cigna Group	4.800%	8/15/2038	11,384	10,684
[1]	Cigna Group	4.800%	7/15/2046	8,581	7,462
	Cigna Group	4.900%	12/15/2048	14,255	12,384
	Cigna Group	3.400%	3/15/2051	2,625	1,750
	Cigna Group	5.600%	2/15/2054	7,782	7,349
[1]	City of Hope	4.378%	8/15/2048	1,706	1,372
[1]	CommonSpirit Health	4.350%	11/1/2042	2,696	2,283
	CommonSpirit Health	3.910%	10/1/2050	5,459	3,980
	CommonSpirit Health	6.461%	11/1/2052	2,000	2,116
[1]	Community Health Network Inc.	3.099%	5/1/2050	2,760	1,729
[1]	Corewell Health Obligated Group	3.487%	7/15/2049	2,732	1,964
[1]	Cottage Health Obligated Group	3.304%	11/1/2049	4,751	3,255
	CVS Health Corp.	4.780%	3/25/2038	20,851	19,210
	CVS Health Corp.	6.125%	9/15/2039	3,901	4,005
	CVS Health Corp.	5.125%	7/20/2045	15,941	14,018
	CVS Health Corp.	5.050%	3/25/2048	32,601	27,990
	CVS Health Corp.	5.625%	2/21/2053	8,070	7,372
	CVS Health Corp.	5.875%	6/1/2053	7,854	7,432
	CVS Health Corp.	6.050%	6/1/2054	1,631	1,583
	CVS Health Corp.	6.200%	9/15/2055	5,400	5,319
	CVS Health Corp.	6.250%	9/15/2065	1,425	1,393
	Danaher Corp.	4.375%	9/15/2045	1,991	1,710
	Danaher Corp.	2.600%	10/1/2050	1,657	997

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Danaher Corp.	2.800%	12/10/2051	8,418	5,220
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	1,045	812
	DH Europe Finance II Sarl	3.250%	11/15/2039	6,140	4,950
	Dignity Health	4.500%	11/1/2042	1,662	1,404
	Dignity Health	5.267%	11/1/2064	1,666	1,457
	Elevance Health Inc.	4.625%	5/15/2042	2,587	2,260
	Elevance Health Inc.	4.650%	1/15/2043	7,100	6,186
	Elevance Health Inc.	5.100%	1/15/2044	1,535	1,406
	Elevance Health Inc.	4.650%	8/15/2044	2,625	2,264
	Elevance Health Inc.	4.375%	12/1/2047	9,015	7,284
	Elevance Health Inc.	3.125%	5/15/2050	28	18
	Elevance Health Inc.	3.600%	3/15/2051	5,709	3,954
	Elevance Health Inc.	4.550%	5/15/2052	1,477	1,192
	Elevance Health Inc.	6.100%	10/15/2052	5,277	5,314
	Elevance Health Inc.	5.125%	2/15/2053	1,115	983
	Elevance Health Inc.	5.650%	6/15/2054	6,511	6,168
	Elevance Health Inc.	5.700%	2/15/2055	2,035	1,937
	Elevance Health Inc.	5.850%	11/1/2064	4,640	4,447
	Eli Lilly & Co.	4.900%	10/15/2035	3,015	3,029
	Eli Lilly & Co.	3.700%	3/1/2045	3,728	2,941
	Eli Lilly & Co.	3.950%	5/15/2047	2,312	1,860
	Eli Lilly & Co.	2.250%	5/15/2050	8,525	4,771
	Eli Lilly & Co.	4.875%	2/27/2053	5,478	4,937
	Eli Lilly & Co.	5.000%	2/9/2054	7,569	6,932
	Eli Lilly & Co.	5.050%	8/14/2054	3,600	3,334
	Eli Lilly & Co.	5.500%	2/12/2055	5,492	5,426
	Eli Lilly & Co.	5.550%	10/15/2055	3,496	3,472
	Eli Lilly & Co.	5.100%	2/9/2064	8,158	7,423
	Eli Lilly & Co.	5.600%	2/12/2065	50	50
	Eli Lilly & Co.	5.650%	10/15/2065	4,991	4,954
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	2,823	2,089
[1]	Fred Hutchinson Cancer Center	4.966%	1/1/2052	837	744
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	6,045	6,464
	Gilead Sciences Inc.	4.600%	9/1/2035	6,906	6,741
	Gilead Sciences Inc.	2.600%	10/1/2040	7,016	5,048
	Gilead Sciences Inc.	4.500%	2/1/2045	9,973	8,691
	Gilead Sciences Inc.	4.750%	3/1/2046	11,515	10,292
	Gilead Sciences Inc.	4.150%	3/1/2047	8,911	7,279
	Gilead Sciences Inc.	2.800%	10/1/2050	9,816	6,104
	Gilead Sciences Inc.	5.550%	10/15/2053	315	308
	Gilead Sciences Inc.	5.500%	11/15/2054	4,350	4,222
	Gilead Sciences Inc.	5.600%	11/15/2064	4,491	4,374
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	11,874	13,215
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	269	231
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	2,082	1,687
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	1,887	1,557
[1]	Hartford HealthCare Corp.	3.447%	7/1/2054	2,255	1,596
	HCA Inc.	5.125%	6/15/2039	7,059	6,654
	HCA Inc.	5.500%	6/15/2047	7,745	7,151
	HCA Inc.	5.250%	6/15/2049	4,370	3,852
	HCA Inc.	3.500%	7/15/2051	8,486	5,570
	HCA Inc.	4.625%	3/15/2052	10,569	8,402
	HCA Inc.	5.900%	6/1/2053	6,959	6,627
	HCA Inc.	6.000%	4/1/2054	8,114	7,828
	HCA Inc.	5.950%	9/15/2054	1,833	1,756
	HCA Inc.	6.200%	3/1/2055	982	975
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	665	497
	Humana Inc.	4.950%	10/1/2044	3,116	2,712
	Humana Inc.	3.950%	8/15/2049	3,089	2,221
	Humana Inc.	5.500%	3/15/2053	2,834	2,542
	Humana Inc.	5.750%	4/15/2054	5,682	5,276
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	1,395	862
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	3,429	2,704
	Johnson & Johnson	5.950%	8/15/2037	1,915	2,117
	Johnson & Johnson	3.400%	1/15/2038	6,100	5,277
	Johnson & Johnson	5.850%	7/15/2038	3,706	4,053
	Johnson & Johnson	4.500%	9/1/2040	4,539	4,342
	Johnson & Johnson	4.850%	5/15/2041	2,980	2,902
	Johnson & Johnson	4.500%	12/5/2043	1,880	1,737
	Johnson & Johnson	3.700%	3/1/2046	10,563	8,439

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	3.750%	3/3/2047	5,482	4,381
	Johnson & Johnson	3.500%	1/15/2048	6,471	4,917
	Johnson & Johnson	2.250%	9/1/2050	975	564
	Johnson & Johnson	5.250%	6/1/2054	1,324	1,306
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	7,483	5,393
	Kaiser Foundation Hospitals	4.150%	5/1/2047	8,531	6,981
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	8,086	5,545
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,758	1,126
	Koninklijke Philips NV	6.875%	3/11/2038	4,376	4,860
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	3,230	2,823
[1]	Mass General Brigham Inc.	3.765%	7/1/2048	1,150	872
[1]	Mass General Brigham Inc.	3.192%	7/1/2049	3,094	2,097
[1]	Mass General Brigham Inc.	4.117%	7/1/2055	263	209
[1]	Mayo Clinic	4.000%	11/15/2047	4,713	3,680
[1]	MedStar Health Inc.	3.626%	8/15/2049	3,667	2,620
	Medtronic Inc.	4.625%	3/15/2045	6,652	5,960
	Memorial Health Services	3.447%	11/1/2049	2,007	1,395
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	1,944	1,252
	Merck & Co. Inc.	2.350%	6/24/2040	7,412	5,216
	Merck & Co. Inc.	4.150%	5/18/2043	4,809	4,085
	Merck & Co. Inc.	4.900%	5/17/2044	2,756	2,565
	Merck & Co. Inc.	3.700%	2/10/2045	7,093	5,553
	Merck & Co. Inc.	4.000%	3/7/2049	7,405	5,824
	Merck & Co. Inc.	2.450%	6/24/2050	6,280	3,619
	Merck & Co. Inc.	2.750%	12/10/2051	6,982	4,234
	Merck & Co. Inc.	5.000%	5/17/2053	9,267	8,397
	Merck & Co. Inc.	2.900%	12/10/2061	491	283
	Merck & Co. Inc.	5.150%	5/17/2063	8,810	7,990
[1]	Methodist Hospital	2.705%	12/1/2050	1,305	787
	Montefiore Obligated Group	4.287%	9/1/2050	81	54
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	2,400	1,766
	Nationwide Children's Hospital Inc.	4.556%	11/1/2052	607	515
	New York & Presbyterian Hospital	2.256%	8/1/2040	1,847	1,279
	New York & Presbyterian Hospital	4.024%	8/1/2045	5,484	4,479
	New York & Presbyterian Hospital	2.606%	8/1/2060	1,839	991
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	434	262
	Novant Health Inc.	3.168%	11/1/2051	5,436	3,551
	Novant Health Inc.	3.318%	11/1/2061	1,562	992
	Novartis Capital Corp.	4.400%	5/6/2044	7,051	6,241
	Novartis Capital Corp.	4.000%	11/20/2045	7,973	6,570
	Novartis Capital Corp.	2.750%	8/14/2050	6,169	3,887
	Novartis Capital Corp.	4.700%	9/18/2054	2,525	2,230
[1]	NYU Langone Hospitals	5.750%	7/1/2043	2,783	2,816
	NYU Langone Hospitals	4.784%	7/1/2044	1,589	1,423
	OhioHealth Corp.	2.834%	11/15/2041	2,136	1,522
[1]	OhioHealth Corp.	3.042%	11/15/2050	65	44
	Orlando Health Obligated Group	5.475%	10/1/2035	2,575	2,679
	Orlando Health Obligated Group	4.089%	10/1/2048	1,467	1,170
	Orlando Health Obligated Group	3.327%	10/1/2050	3,118	2,173
	Pfizer Inc.	4.000%	12/15/2036	6,775	6,229
	Pfizer Inc.	3.900%	3/15/2039	4,021	3,506
	Pfizer Inc.	7.200%	3/15/2039	11,495	13,620
	Pfizer Inc.	4.200%	9/15/2048	5,684	4,636
	Pfizer Inc.	4.000%	3/15/2049	6,493	5,074
	Pfizer Inc.	2.700%	5/28/2050	2,325	1,420
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	14,520	13,736
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	24,354	22,682
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	17,244	15,697
[1]	Piedmont Healthcare Inc.	2.719%	1/1/2042	1,620	1,126
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	76	57
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	4,366	2,521
	Queen's Health Systems	4.810%	7/1/2052	1,490	1,305
	Quest Diagnostics Inc.	4.700%	3/30/2045	1,848	1,641
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	1,120	736
	Royalty Pharma plc	3.300%	9/2/2040	5,046	3,814
	Royalty Pharma plc	3.550%	9/2/2050	1,813	1,223
	Royalty Pharma plc	3.350%	9/2/2051	445	286
	Royalty Pharma plc	5.900%	9/2/2054	1,795	1,722
[1]	Seattle Children's Hospital	2.719%	10/1/2050	1,509	922
[1]	Sentara Health	2.927%	11/1/2051	1,247	762

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sharp HealthCare	2.680%	8/1/2050	1,213	735
	Solventum Corp.	5.900%	4/30/2054	3,613	3,615
	Solventum Corp.	6.000%	5/15/2064	4,145	4,175
	Stanford Health Care	3.027%	8/15/2051	3,706	2,356
	Stryker Corp.	4.625%	3/15/2046	6,936	6,155
	Stryker Corp.	2.900%	6/15/2050	1,982	1,288
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	9,310	7,010
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	9,003	5,872
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	2,710	2,629
	Takeda US Financing Inc.	5.900%	7/7/2055	5,101	5,084
	Texas Health Resources	2.328%	11/15/2050	1,347	746
[1]	Texas Health Resources	4.330%	11/15/2055	1,276	1,044
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	7,616	5,489
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	3,000	2,477
	Toledo Hospital	5.750%	11/15/2038	1,550	1,559
[1]	Trinity Health Corp.	2.632%	12/1/2040	3,948	2,848
	UMass Memorial Health Care Obligated Group	5.363%	7/1/2052	1,781	1,625
	UnitedHealth Group Inc.	5.800%	3/15/2036	3,871	4,070
	UnitedHealth Group Inc.	6.500%	6/15/2037	4,469	4,899
	UnitedHealth Group Inc.	6.625%	11/15/2037	4,981	5,516
	UnitedHealth Group Inc.	6.875%	2/15/2038	9,018	10,237
	UnitedHealth Group Inc.	3.500%	8/15/2039	2,309	1,873
	UnitedHealth Group Inc.	5.700%	10/15/2040	2,207	2,245
	UnitedHealth Group Inc.	5.950%	2/15/2041	550	568
	UnitedHealth Group Inc.	3.050%	5/15/2041	4,378	3,228
	UnitedHealth Group Inc.	4.625%	11/15/2041	869	773
	UnitedHealth Group Inc.	4.375%	3/15/2042	2,358	2,031
	UnitedHealth Group Inc.	3.950%	10/15/2042	2,361	1,918
	UnitedHealth Group Inc.	4.250%	3/15/2043	4,505	3,776
	UnitedHealth Group Inc.	5.500%	7/15/2044	8,164	7,933
	UnitedHealth Group Inc.	4.750%	7/15/2045	11,149	9,818
	UnitedHealth Group Inc.	4.200%	1/15/2047	1,119	897
	UnitedHealth Group Inc.	4.250%	4/15/2047	4,318	3,490
	UnitedHealth Group Inc.	3.750%	10/15/2047	3,709	2,756
	UnitedHealth Group Inc.	4.250%	6/15/2048	3,394	2,710
	UnitedHealth Group Inc.	3.700%	8/15/2049	4,408	3,170
	UnitedHealth Group Inc.	2.900%	5/15/2050	1,567	964
	UnitedHealth Group Inc.	3.250%	5/15/2051	9,011	5,886
	UnitedHealth Group Inc.	5.875%	2/15/2053	4,098	4,048
	UnitedHealth Group Inc.	5.050%	4/15/2053	10,351	9,086
	UnitedHealth Group Inc.	5.375%	4/15/2054	9,428	8,682
	UnitedHealth Group Inc.	5.625%	7/15/2054	12,146	11,561
	UnitedHealth Group Inc.	5.950%	6/15/2055	3,220	3,219
	UnitedHealth Group Inc.	3.875%	8/15/2059	957	668
	UnitedHealth Group Inc.	4.950%	5/15/2062	1,906	1,608
	UnitedHealth Group Inc.	6.050%	2/15/2063	2,025	2,028
	UnitedHealth Group Inc.	5.200%	4/15/2063	7,287	6,393
	UnitedHealth Group Inc.	5.500%	4/15/2064	3,105	2,851
	UnitedHealth Group Inc.	5.750%	7/15/2064	9,909	9,448
	UPMC	5.377%	5/15/2043	2,145	2,046
	Viatris Inc.	3.850%	6/22/2040	7,871	5,889
	Viatris Inc.	4.000%	6/22/2050	13,066	8,613
[1]	WakeMed	3.286%	10/1/2052	1,997	1,331
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	2,237	1,377
[1]	Willis-Knighton Medical Center	4.813%	9/1/2048	2,381	2,048
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	5,417	3,351
	Wyeth LLC	5.950%	4/1/2037	9,407	10,025
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	2,494	1,431
	Zoetis Inc.	4.700%	2/1/2043	4,601	4,157
					1,281,007
Industrials (8.4%)
[1]	3M Co.	5.700%	3/15/2037	4,026	4,235
[1]	3M Co.	4.000%	9/14/2048	11,273	8,890
	3M Co.	3.250%	8/26/2049	5,218	3,536
	ABB Finance USA Inc.	4.375%	5/8/2042	3,157	2,789
	Amphenol Corp.	5.375%	11/15/2054	770	747
	Boeing Co.	6.875%	3/15/2039	4,518	5,018
	Boeing Co.	5.705%	5/1/2040	12,478	12,486
	Boeing Co.	3.650%	3/1/2047	219	154

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	3.750%	2/1/2050	883	626
	Boeing Co.	5.805%	5/1/2050	23,691	22,781
	Boeing Co.	6.858%	5/1/2054	11,801	12,950
	Boeing Co.	5.930%	5/1/2060	15,296	14,680
	Boeing Co.	7.008%	5/1/2064	5,606	6,213
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	1,412	1,558
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	3,578	3,440
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	4,145	3,916
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	1,651	1,452
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	5,077	4,433
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	6,602	5,795
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	3,382	3,249
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	6,730	5,603
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	6,110	4,837
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	5,220	4,274
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	5,191	4,159
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	7,274	6,037
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	8,718	8,118
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	7,009	6,807
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	3,076	3,114
	Canadian National Railway Co.	3.200%	8/2/2046	3,538	2,514
	Canadian National Railway Co.	3.650%	2/3/2048	2,321	1,760
	Canadian National Railway Co.	4.400%	8/5/2052	3,403	2,846
	Canadian Pacific Railway Co.	4.800%	9/15/2035	2,968	2,910
	Canadian Pacific Railway Co.	3.000%	12/2/2041	6,632	4,842
	Canadian Pacific Railway Co.	4.300%	5/15/2043	5,269	4,468
	Canadian Pacific Railway Co.	4.800%	8/1/2045	4,196	3,760
	Canadian Pacific Railway Co.	3.500%	5/1/2050	1,984	1,405
	Canadian Pacific Railway Co.	3.100%	12/2/2051	11,106	7,223
	Canadian Pacific Railway Co.	6.125%	9/15/2115	1,204	1,218
	Carrier Global Corp.	3.377%	4/5/2040	7,265	5,802
	Carrier Global Corp.	6.200%	3/15/2054	4,882	5,197
	Caterpillar Inc.	3.803%	8/15/2042	7,002	5,767
	Caterpillar Inc.	4.300%	5/15/2044	4,416	3,823
	Caterpillar Inc.	3.250%	9/19/2049	7,376	5,162
	Caterpillar Inc.	3.250%	4/9/2050	2,074	1,446
	Caterpillar Inc.	5.500%	5/15/2055	1,000	991
	CSX Corp.	6.150%	5/1/2037	2,733	2,978
	CSX Corp.	4.400%	3/1/2043	2,438	2,121
	CSX Corp.	4.100%	3/15/2044	7,070	5,837
	CSX Corp.	3.800%	11/1/2046	7,233	5,601
	CSX Corp.	4.750%	11/15/2048	6,426	5,647
	CSX Corp.	4.500%	3/15/2049	4,351	3,669
	CSX Corp.	3.950%	5/1/2050	3,962	3,051
	CSX Corp.	2.500%	5/15/2051	13	7
	CSX Corp.	4.500%	11/15/2052	3,650	3,044
	CSX Corp.	4.900%	3/15/2055	1,329	1,176
	CSX Corp.	4.650%	3/1/2068	4,391	3,575
	Cummins Inc.	5.450%	2/20/2054	6,461	6,250
	Deere & Co.	3.900%	6/9/2042	9,246	7,835
	Deere & Co.	2.875%	9/7/2049	2,024	1,324
	Deere & Co.	3.750%	4/15/2050	6,089	4,666
	Deere & Co.	5.700%	1/19/2055	1,302	1,330
	Dover Corp.	5.375%	10/15/2035	2,405	2,501
	Eaton Corp.	4.150%	11/2/2042	5,298	4,546
	Emerson Electric Co.	5.250%	11/15/2039	1,545	1,556
[3]	FedEx Corp.	5.100%	1/15/2044	852	754
[3]	FedEx Corp.	4.750%	11/15/2045	6,657	5,577
[3]	FedEx Corp.	4.550%	4/1/2046	5,543	4,522
[3]	FedEx Corp.	4.400%	1/15/2047	5,886	4,645
[3]	FedEx Corp.	4.950%	10/17/2048	5,078	4,302
[3]	FedEx Corp.	5.250%	5/15/2050	4,511	3,977
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	4,351	4,209
	General Dynamics Corp.	3.600%	11/15/2042	3,220	2,573
	General Electric Co.	4.900%	1/29/2036	2,600	2,610
[1]	General Electric Co.	5.875%	1/14/2038	6,068	6,508
	Honeywell International Inc.	5.700%	3/15/2036	4,338	4,577
	Honeywell International Inc.	5.250%	3/1/2054	12,219	11,371
	Illinois Tool Works Inc.	4.875%	9/15/2041	5,280	4,969
	Illinois Tool Works Inc.	3.900%	9/1/2042	4,816	4,001

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ingersoll Rand Inc.	5.700%	6/15/2054	4,490	4,424
[1]	Johnson Controls International plc	4.625%	7/2/2044	260	226
	L3Harris Technologies Inc.	6.150%	12/15/2040	2,434	2,598
	L3Harris Technologies Inc.	5.600%	7/31/2053	4,951	4,820
	L3Harris Technologies Inc.	5.500%	8/15/2054	510	490
[1]	Lockheed Martin Corp.	6.150%	9/1/2036	449	494
	Lockheed Martin Corp.	4.070%	12/15/2042	7,505	6,300
	Lockheed Martin Corp.	3.800%	3/1/2045	5,353	4,233
	Lockheed Martin Corp.	4.090%	9/15/2052	8,727	6,801
	Lockheed Martin Corp.	5.700%	11/15/2054	6,625	6,613
	Lockheed Martin Corp.	5.200%	2/15/2055	3,794	3,518
	Lockheed Martin Corp.	5.900%	11/15/2063	2,868	2,930
	Lockheed Martin Corp.	5.200%	2/15/2064	5,102	4,635
	Norfolk Southern Corp.	3.942%	11/1/2047	5,003	3,927
	Norfolk Southern Corp.	4.100%	5/15/2049	2,793	2,198
	Norfolk Southern Corp.	3.400%	11/1/2049	4,077	2,842
	Norfolk Southern Corp.	3.050%	5/15/2050	5,179	3,375
	Norfolk Southern Corp.	4.550%	6/1/2053	6,285	5,255
	Norfolk Southern Corp.	5.350%	8/1/2054	6,098	5,792
	Norfolk Southern Corp.	3.155%	5/15/2055	1,333	848
	Norfolk Southern Corp.	5.950%	3/15/2064	4,853	4,949
	Northrop Grumman Corp.	5.050%	11/15/2040	367	355
	Northrop Grumman Corp.	4.750%	6/1/2043	3,693	3,337
	Northrop Grumman Corp.	3.850%	4/15/2045	974	770
	Northrop Grumman Corp.	4.030%	10/15/2047	12,601	9,974
	Northrop Grumman Corp.	4.950%	3/15/2053	7,081	6,291
	Northrop Grumman Corp.	5.200%	6/1/2054	6,529	6,010
	Otis Worldwide Corp.	3.112%	2/15/2040	5,884	4,548
	Otis Worldwide Corp.	3.362%	2/15/2050	4,817	3,335
[1]	Parker-Hannifin Corp.	6.250%	5/15/2038	3,575	3,926
[1]	Parker-Hannifin Corp.	4.450%	11/21/2044	3,729	3,231
	Parker-Hannifin Corp.	4.100%	3/1/2047	4,515	3,668
	Republic Services Inc.	5.700%	5/15/2041	3,600	3,708
	Republic Services Inc.	3.050%	3/1/2050	5,974	4,004
	Rockwell Automation Inc.	4.200%	3/1/2049	3,979	3,251
	Rockwell Automation Inc.	2.800%	8/15/2061	3,772	2,170
	RTX Corp.	6.125%	7/15/2038	2,942	3,186
	RTX Corp.	4.450%	11/16/2038	5,834	5,397
	RTX Corp.	4.500%	6/1/2042	16,537	14,582
	RTX Corp.	4.150%	5/15/2045	6,521	5,347
	RTX Corp.	3.750%	11/1/2046	6,088	4,633
	RTX Corp.	4.350%	4/15/2047	3,724	3,096
	RTX Corp.	4.625%	11/16/2048	4,789	4,116
	RTX Corp.	3.030%	3/15/2052	808	511
	RTX Corp.	5.375%	2/27/2053	7,867	7,431
	RTX Corp.	6.400%	3/15/2054	9,406	10,177
	Trane Technologies Financing Ltd.	4.650%	11/1/2044	1,331	1,183
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/2043	3,972	4,086
	Trane Technologies Holdco Inc.	4.300%	2/21/2048	1,674	1,390
	Union Pacific Corp.	2.891%	4/6/2036	6,589	5,471
	Union Pacific Corp.	3.600%	9/15/2037	5,235	4,551
	Union Pacific Corp.	3.200%	5/20/2041	2,925	2,240
	Union Pacific Corp.	3.350%	8/15/2046	1,411	1,013
	Union Pacific Corp.	3.250%	2/5/2050	8,457	5,750
	Union Pacific Corp.	3.799%	10/1/2051	5,217	3,890
	Union Pacific Corp.	3.500%	2/14/2053	8,516	5,947
	Union Pacific Corp.	5.600%	12/1/2054	7,015	6,901
	Union Pacific Corp.	3.839%	3/20/2060	9,091	6,484
	Union Pacific Corp.	4.100%	9/15/2067	3,687	2,697
	Union Pacific Corp.	3.750%	2/5/2070	2,920	1,955
	Union Pacific Corp.	3.799%	4/6/2071	5,076	3,430
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	4,954	5,094
[1]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	1,057	1,074
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	4,915	5,035
	United Parcel Service Inc.	6.200%	1/15/2038	7,084	7,716
	United Parcel Service Inc.	3.750%	11/15/2047	1,140	860
	United Parcel Service Inc.	4.250%	3/15/2049	2,798	2,263
	United Parcel Service Inc.	5.300%	4/1/2050	7,308	6,871
	United Parcel Service Inc.	5.500%	5/22/2054	4,110	3,934
	United Parcel Service Inc.	5.950%	5/14/2055	7,715	7,809

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	6.050%	5/14/2065	6,276	6,353
Valmont Industries Inc.	5.000%	10/1/2044	4,111	3,747
Waste Connections Inc.	5.250%	9/1/2035	2,125	2,172
Waste Connections Inc.	3.050%	4/1/2050	6,454	4,227
Waste Management Inc.	2.950%	6/1/2041	698	517
Waste Management Inc.	5.350%	10/15/2054	7,447	7,134
WW Grainger Inc.	4.600%	6/15/2045	2,408	2,134
Xylem Inc.	4.375%	11/1/2046	747	616
				673,206
Materials (3.3%)
Air Products and Chemicals Inc.	2.700%	5/15/2040	6,863	5,020
Albemarle Corp.	5.450%	12/1/2044	4,073	3,505
ArcelorMittal SA	7.000%	10/15/2039	6,009	6,645
Barrick Mining Corp.	6.450%	10/15/2035	2,239	2,460
Barrick North America Finance LLC	5.750%	5/1/2043	5,415	5,495
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	4,402	4,585
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	13,972	13,250
Carlisle Cos. Inc.	5.550%	9/15/2040	750	751
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	764	679
CF Industries Inc.	5.375%	3/15/2044	5,436	5,088
Dow Chemical Co.	9.400%	5/15/2039	1,245	1,608
Dow Chemical Co.	5.250%	11/15/2041	5,048	4,560
Dow Chemical Co.	4.375%	11/15/2042	6,337	5,083
Dow Chemical Co.	5.550%	11/30/2048	7,069	6,329
Dow Chemical Co.	5.600%	2/15/2054	5,503	4,891
Dow Chemical Co.	5.950%	3/15/2055	505	470
DuPont de Nemours Inc.	5.319%	11/15/2038	5,469	5,701
DuPont de Nemours Inc.	5.419%	11/15/2048	8,716	8,771
Eastman Chemical Co.	4.650%	10/15/2044	5,375	4,484
Ecolab Inc.	2.700%	12/15/2051	7,197	4,378
FMC Corp.	6.375%	5/18/2053	3,280	3,151
Freeport-McMoRan Inc.	5.450%	3/15/2043	9,056	8,555
International Flavors & Fragrances Inc.	5.000%	9/26/2048	3,822	3,293
International Paper Co.	6.000%	11/15/2041	4,756	4,840
International Paper Co.	4.800%	6/15/2044	3,809	3,348
International Paper Co.	4.400%	8/15/2047	4,622	3,766
Linde Inc.	3.550%	11/7/2042	3,998	3,171
Linde Inc.	2.000%	8/10/2050	2,454	1,276
LYB International Finance BV	4.875%	3/15/2044	5,986	5,045
LYB International Finance III LLC	3.375%	10/1/2040	2,127	1,563
LYB International Finance III LLC	4.200%	5/1/2050	7,809	5,639
LYB International Finance III LLC	3.625%	4/1/2051	7,816	5,073
Martin Marietta Materials Inc.	5.500%	12/1/2054	5,736	5,521
Mosaic Co.	4.875%	11/15/2041	1,910	1,696
Mosaic Co.	5.625%	11/15/2043	2,979	2,860
Newmont Corp.	5.450%	6/9/2044	4,497	4,424
Newmont Corp.	4.200%	5/13/2050	2,550	2,066
Nucor Corp.	6.400%	12/1/2037	1,067	1,178
Nucor Corp.	5.200%	8/1/2043	5,473	5,255
Nucor Corp.	3.850%	4/1/2052	1,691	1,268
Nutrien Ltd.	5.875%	12/1/2036	3,089	3,219
Nutrien Ltd.	5.625%	12/1/2040	276	274
Nutrien Ltd.	4.900%	6/1/2043	4,851	4,340
Nutrien Ltd.	5.800%	3/27/2053	5,889	5,799
Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	5,270	5,203
Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	1,714	1,038
Rio Tinto Finance USA plc	4.125%	8/21/2042	725	614
Rio Tinto Finance USA plc	5.750%	3/14/2055	6,383	6,365
Rio Tinto Finance USA plc	5.875%	3/14/2065	5,505	5,512
RPM International Inc.	5.250%	6/1/2045	1,635	1,518
RPM International Inc.	4.250%	1/15/2048	1,520	1,250
Sherwin-Williams Co.	4.000%	12/15/2042	2,237	1,820
Sherwin-Williams Co.	4.500%	6/1/2047	8,455	7,110
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	6,376	6,270
Southern Copper Corp.	6.750%	4/16/2040	4,486	4,959
Southern Copper Corp.	5.250%	11/8/2042	5,715	5,357
Southern Copper Corp.	5.875%	4/23/2045	4,512	4,529
Steel Dynamics Inc.	5.750%	5/15/2055	1,393	1,361
Vale Overseas Ltd.	6.875%	11/21/2036	3,807	4,191

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vale Overseas Ltd.	6.875%	11/10/2039	3,978	4,364
	Vale Overseas Ltd.	6.400%	6/28/2054	6,941	6,941
	Vulcan Materials Co.	5.700%	12/1/2054	5,579	5,519
	Westlake Corp.	5.000%	8/15/2046	2,145	1,872
	Westlake Corp.	3.125%	8/15/2051	6,102	3,725
					259,891
Real Estate (1.4%)
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	1,586	1,335
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	7,673	5,181
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	6,054	5,664
	American Homes 4 Rent LP	3.375%	7/15/2051	1,815	1,187
	American Homes 4 Rent LP	4.300%	4/15/2052	1,087	837
	American Tower Corp.	3.100%	6/15/2050	5,514	3,573
	American Tower Corp.	2.950%	1/15/2051	7,043	4,407
[1]	AvalonBay Communities Inc.	4.150%	7/1/2047	1,368	1,109
[1]	AvalonBay Communities Inc.	4.350%	4/15/2048	1,315	1,098
	Camden Property Trust	3.350%	11/1/2049	3,328	2,310
	Crown Castle Inc.	2.900%	4/1/2041	5,610	4,007
	Crown Castle Inc.	5.200%	2/15/2049	780	696
	Crown Castle Inc.	4.000%	11/15/2049	1,572	1,170
	Crown Castle Inc.	4.150%	7/1/2050	4,292	3,280
	Crown Castle Inc.	3.250%	1/15/2051	2,331	1,522
	Equinix Inc.	2.950%	9/15/2051	4,552	2,792
	Equinix Inc.	3.400%	2/15/2052	1,829	1,221
	ERP Operating LP	4.500%	7/1/2044	494	429
	ERP Operating LP	4.500%	6/1/2045	2,759	2,377
	ERP Operating LP	4.000%	8/1/2047	1,312	1,026
	Essential Properties LP	5.400%	12/1/2035	550	543
	Essex Portfolio LP	4.500%	3/15/2048	2,612	2,197
	Essex Portfolio LP	2.650%	9/1/2050	480	280
	GLP Capital LP	5.750%	11/1/2037	1,825	1,795
	Healthpeak OP LLC	6.750%	2/1/2041	2,626	2,870
	Kimco Realty OP LLC	4.125%	12/1/2046	1,096	869
	Kimco Realty OP LLC	4.450%	9/1/2047	1,000	834
	Kimco Realty OP LLC	3.700%	10/1/2049	2,380	1,723
	Mid-America Apartments LP	2.875%	9/15/2051	635	398
	NNN REIT Inc.	4.800%	10/15/2048	1,276	1,100
	NNN REIT Inc.	3.100%	4/15/2050	982	622
	NNN REIT Inc.	3.000%	4/15/2052	2,801	1,712
	Prologis LP	4.375%	9/15/2048	2,572	2,129
	Prologis LP	3.000%	4/15/2050	2,053	1,322
	Prologis LP	5.250%	6/15/2053	3,871	3,619
	Prologis LP	5.250%	3/15/2054	6,429	5,998
	Realty Income Corp.	5.375%	9/1/2054	4,675	4,418
	Regency Centers LP	4.650%	3/15/2049	2,363	2,012
	Simon Property Group LP	5.125%	10/1/2035	1,073	1,072
	Simon Property Group LP	6.750%	2/1/2040	130	148
	Simon Property Group LP	4.750%	3/15/2042	2,124	1,918
	Simon Property Group LP	4.250%	10/1/2044	270	224
	Simon Property Group LP	4.250%	11/30/2046	1,715	1,407
	Simon Property Group LP	3.250%	9/13/2049	5,674	3,827
	Simon Property Group LP	5.850%	3/8/2053	3,265	3,258
	Simon Property Group LP	6.650%	1/15/2054	5,050	5,579
	Ventas Realty LP	5.700%	9/30/2043	3,879	3,777
	Ventas Realty LP	4.375%	2/1/2045	1,942	1,591
	VICI Properties LP	5.625%	5/15/2052	4,678	4,265
	VICI Properties LP	6.125%	4/1/2054	4,724	4,593
	Welltower OP LLC	4.950%	9/1/2048	2,150	1,969
					113,290
Technology (8.8%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	6,587	5,523
	Analog Devices Inc.	2.950%	10/1/2051	8,785	5,637
	Analog Devices Inc.	5.300%	4/1/2054	762	729
	Apple Inc.	2.375%	2/8/2041	5,772	4,042
	Apple Inc.	3.850%	5/4/2043	13,641	11,393
	Apple Inc.	4.450%	5/6/2044	5,911	5,423
	Apple Inc.	3.450%	2/9/2045	11,192	8,674
	Apple Inc.	4.375%	5/13/2045	10,384	9,158
	Apple Inc.	4.650%	2/23/2046	16,289	14,873

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.850%	8/4/2046	10,518	8,485
	Apple Inc.	4.250%	2/9/2047	1,565	1,341
	Apple Inc.	3.750%	9/12/2047	2,189	1,718
	Apple Inc.	2.950%	9/11/2049	7,940	5,268
	Apple Inc.	2.650%	5/11/2050	8,917	5,518
	Apple Inc.	2.400%	8/20/2050	3,500	2,053
	Apple Inc.	2.650%	2/8/2051	3,551	2,179
	Apple Inc.	2.700%	8/5/2051	6,046	3,723
	Apple Inc.	3.950%	8/8/2052	9,174	7,222
	Apple Inc.	2.550%	8/20/2060	10,346	5,869
	Apple Inc.	2.800%	2/8/2061	3,256	1,903
	Apple Inc.	2.850%	8/5/2061	4,466	2,632
	Apple Inc.	4.100%	8/8/2062	4,500	3,515
	Applied Materials Inc.	5.100%	10/1/2035	3,555	3,652
	Applied Materials Inc.	4.350%	4/1/2047	6,853	5,838
[3]	Broadcom Inc.	3.137%	11/15/2035	7,326	6,192
[3]	Broadcom Inc.	3.187%	11/15/2036	13,702	11,400
[3]	Broadcom Inc.	4.926%	5/15/2037	11,255	10,940
[3]	Broadcom Inc.	3.500%	2/15/2041	11,053	8,768
[3]	Broadcom Inc.	3.750%	2/15/2051	4,617	3,441
	Cisco Systems Inc.	5.900%	2/15/2039	9,747	10,486
	Cisco Systems Inc.	5.500%	1/15/2040	6,033	6,234
	Cisco Systems Inc.	5.300%	2/26/2054	8,504	8,157
	Cisco Systems Inc.	5.350%	2/26/2064	2,615	2,494
	Corning Inc.	4.700%	3/15/2037	2,055	1,988
	Corning Inc.	4.750%	3/15/2042	1,228	1,111
	Corning Inc.	5.850%	11/15/2068	2,152	2,064
	Corning Inc.	5.450%	11/15/2079	3,392	3,080
	Dell International LLC	8.100%	7/15/2036	6,089	7,376
	Dell International LLC	3.375%	12/15/2041	7,148	5,329
	Dell International LLC	8.350%	7/15/2046	310	395
	Dell International LLC	3.450%	12/15/2051	1,904	1,299
	Fiserv Inc.	4.400%	7/1/2049	8,235	6,582
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	8,309	7,660
	HP Inc.	6.000%	9/15/2041	8,493	8,624
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	8,282	7,663
	Intel Corp.	4.600%	3/25/2040	3,640	3,199
	Intel Corp.	2.800%	8/12/2041	6,461	4,333
	Intel Corp.	5.625%	2/10/2043	6,661	6,308
	Intel Corp.	4.100%	5/19/2046	5,997	4,490
	Intel Corp.	4.100%	5/11/2047	5,300	3,922
	Intel Corp.	3.250%	11/15/2049	11,653	7,306
	Intel Corp.	4.750%	3/25/2050	6,861	5,494
	Intel Corp.	4.900%	8/5/2052	9,915	8,062
	Intel Corp.	5.700%	2/10/2053	6,236	5,727
	Intel Corp.	5.600%	2/21/2054	1,949	1,769
	Intel Corp.	3.100%	2/15/2060	6,814	3,763
	Intel Corp.	4.950%	3/25/2060	3,600	2,888
	Intel Corp.	5.050%	8/5/2062	4,177	3,353
	Intel Corp.	5.900%	2/10/2063	5,011	4,626
	International Business Machines Corp.	4.150%	5/15/2039	10,586	9,328
	International Business Machines Corp.	2.850%	5/15/2040	4,834	3,578
	International Business Machines Corp.	4.000%	6/20/2042	5,004	4,140
	International Business Machines Corp.	4.250%	5/15/2049	14,282	11,413
	International Business Machines Corp.	3.430%	2/9/2052	1,223	833
[1]	International Business Machines Corp.	5.700%	2/10/2055	2,677	2,628
	International Business Machines Corp.	7.125%	12/1/2096	2,700	3,187
	Intuit Inc.	5.500%	9/15/2053	5,495	5,386
	KLA Corp.	4.950%	7/15/2052	7,900	7,149
	KLA Corp.	5.250%	7/15/2062	1,575	1,461
	Kyndryl Holdings Inc.	4.100%	10/15/2041	5,072	4,004
	Lam Research Corp.	2.875%	6/15/2050	8,144	5,189
	Lam Research Corp.	3.125%	6/15/2060	1,446	889
	Micron Technology Inc.	6.050%	11/1/2035	2,110	2,217
	Micron Technology Inc.	3.477%	11/1/2051	2,400	1,633
	Microsoft Corp.	3.450%	8/8/2036	8,084	7,294
	Microsoft Corp.	4.500%	10/1/2040	7,820	7,531
	Microsoft Corp.	3.500%	11/15/2042	3,185	2,582
	Microsoft Corp.	3.700%	8/8/2046	6,459	5,201
	Microsoft Corp.	4.250%	2/6/2047	4,818	4,269

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	2.525%	6/1/2050	25,197	15,392
	Microsoft Corp.	2.500%	9/15/2050	6,113	3,713
	Microsoft Corp.	2.921%	3/17/2052	18,651	12,226
	Microsoft Corp.	2.675%	6/1/2060	18,336	10,619
	Microsoft Corp.	3.041%	3/17/2062	11,683	7,346
	Moody's Corp.	5.250%	7/15/2044	3,983	3,815
	Moody's Corp.	3.750%	2/25/2052	2,528	1,855
	Motorola Solutions Inc.	5.500%	9/1/2044	3,378	3,296
	MSCI Inc.	5.250%	9/1/2035	4,500	4,467
	NVIDIA Corp.	3.500%	4/1/2050	11,471	8,533
	NXP BV	3.250%	5/11/2041	5,608	4,147
	Oracle Corp.	3.850%	7/15/2036	2,026	1,780
	Oracle Corp.	3.800%	11/15/2037	9,946	8,474
	Oracle Corp.	6.500%	4/15/2038	7,176	7,778
	Oracle Corp.	6.125%	7/8/2039	6,909	7,212
	Oracle Corp.	3.600%	4/1/2040	10,417	8,255
	Oracle Corp.	5.375%	7/15/2040	11,160	10,786
	Oracle Corp.	3.650%	3/25/2041	6,632	5,188
	Oracle Corp.	4.500%	7/8/2044	5,122	4,282
	Oracle Corp.	4.000%	7/15/2046	8,812	6,709
	Oracle Corp.	3.600%	4/1/2050	21,862	14,933
	Oracle Corp.	3.950%	3/25/2051	11,374	8,195
	Oracle Corp.	6.900%	11/9/2052	12,615	13,649
	Oracle Corp.	5.550%	2/6/2053	6,602	6,058
	Oracle Corp.	5.375%	9/27/2054	11,053	9,836
	Oracle Corp.	6.000%	8/3/2055	7,012	6,834
	Oracle Corp.	3.850%	4/1/2060	12,548	8,403
	Oracle Corp.	4.100%	3/25/2061	5,300	3,708
	Oracle Corp.	6.125%	8/3/2065	4,725	4,585
	QUALCOMM Inc.	4.800%	5/20/2045	7,598	6,934
	QUALCOMM Inc.	4.300%	5/20/2047	7,792	6,516
	QUALCOMM Inc.	6.000%	5/20/2053	7,100	7,418
	S&P Global Inc.	3.700%	3/1/2052	7,513	5,609
	S&P Global Inc.	2.300%	8/15/2060	2,474	1,242
	Salesforce Inc.	2.700%	7/15/2041	5,903	4,238
	Salesforce Inc.	2.900%	7/15/2051	11,923	7,552
	Salesforce Inc.	3.050%	7/15/2061	6,283	3,802
	Synopsys Inc.	5.700%	4/1/2055	8,788	8,615
	Texas Instruments Inc.	3.875%	3/15/2039	9,047	7,968
	Texas Instruments Inc.	4.100%	8/16/2052	3,432	2,693
	Texas Instruments Inc.	5.000%	3/14/2053	4,038	3,686
	Texas Instruments Inc.	5.050%	5/18/2063	9,090	8,165
[1]	TR Finance LLC	5.850%	4/15/2040	4,180	4,298
	TSMC Arizona Corp.	3.125%	10/25/2041	5,415	4,269
	TSMC Arizona Corp.	4.500%	4/22/2052	4,002	3,666
	Verisk Analytics Inc.	5.125%	2/15/2036	1,750	1,739
	Verisk Analytics Inc.	3.625%	5/15/2050	554	396
					703,683
Utilities (13.3%)
	AEP Texas Inc.	3.800%	10/1/2047	1,327	971
[1]	AEP Texas Inc.	4.150%	5/1/2049	2,103	1,586
	AEP Texas Inc.	5.250%	5/15/2052	2,491	2,221
	AEP Transmission Co. LLC	4.000%	12/1/2046	2,599	2,059
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	4,663	3,418
[1]	AEP Transmission Co. LLC	4.500%	6/15/2052	3,458	2,895
	AEP Transmission Co. LLC	5.400%	3/15/2053	6,276	6,014
	Alabama Power Co.	6.125%	5/15/2038	1,615	1,764
	Alabama Power Co.	4.150%	8/15/2044	1,558	1,284
	Alabama Power Co.	3.750%	3/1/2045	6,164	4,789
[1]	Alabama Power Co.	3.700%	12/1/2047	5,876	4,441
[1]	Alabama Power Co.	4.300%	7/15/2048	1,091	906
	Alabama Power Co.	3.125%	7/15/2051	2,325	1,532
	Ameren Illinois Co.	4.150%	3/15/2046	1,852	1,517
	Ameren Illinois Co.	3.700%	12/1/2047	1,853	1,398
	Ameren Illinois Co.	4.500%	3/15/2049	2,620	2,210
	Ameren Illinois Co.	3.250%	3/15/2050	2,217	1,488
	Ameren Illinois Co.	2.900%	6/15/2051	921	572
	Ameren Illinois Co.	5.900%	12/1/2052	4,228	4,312
	American Electric Power Co. Inc.	3.250%	3/1/2050	28	18

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	4.000%	12/1/2046	2,102	1,681
	American Water Capital Corp.	3.750%	9/1/2047	3,000	2,270
	American Water Capital Corp.	4.200%	9/1/2048	5,789	4,649
	American Water Capital Corp.	4.150%	6/1/2049	3,808	3,011
	American Water Capital Corp.	5.450%	3/1/2054	4,956	4,763
	American Water Capital Corp.	5.700%	9/1/2055	1,880	1,850
	Appalachian Power Co.	7.000%	4/1/2038	4,465	5,010
	Appalachian Power Co.	4.400%	5/15/2044	2,854	2,350
[1]	Appalachian Power Co.	3.700%	5/1/2050	209	147
	Arizona Public Service Co.	5.050%	9/1/2041	2,120	1,967
	Arizona Public Service Co.	4.500%	4/1/2042	2,000	1,715
	Arizona Public Service Co.	4.350%	11/15/2045	1,571	1,285
	Arizona Public Service Co.	3.750%	5/15/2046	187	140
	Arizona Public Service Co.	4.200%	8/15/2048	1,677	1,321
	Arizona Public Service Co.	4.250%	3/1/2049	1,410	1,114
	Arizona Public Service Co.	3.500%	12/1/2049	2,364	1,619
	Arizona Public Service Co.	5.900%	8/15/2055	2,225	2,216
	Atmos Energy Corp.	4.150%	1/15/2043	1,696	1,426
	Atmos Energy Corp.	4.125%	10/15/2044	2,051	1,707
	Atmos Energy Corp.	4.125%	3/15/2049	5,461	4,328
	Atmos Energy Corp.	2.850%	2/15/2052	4,923	3,006
	Atmos Energy Corp.	5.750%	10/15/2052	2,464	2,453
	Atmos Energy Corp.	6.200%	11/15/2053	2,045	2,180
	Atmos Energy Corp.	5.000%	12/15/2054	4,782	4,302
	Avista Corp.	4.350%	6/1/2048	1,186	964
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	2,538	1,856
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,136	861
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	2,041	1,636
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	5,230	4,946
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	8,775	9,463
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	5,724	5,440
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	6,087	5,257
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	6,346	5,239
	Black Hills Corp.	4.200%	9/15/2046	2,809	2,188
	Black Hills Corp.	3.875%	10/15/2049	2,758	1,999
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	2,004	1,740
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	3,382	2,140
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	8,373	5,716
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	1,828	1,619
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,755	1,669
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	2,172	2,202
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	2,326	2,427
	CMS Energy Corp.	4.875%	3/1/2044	2,114	1,866
	Commonwealth Edison Co.	5.900%	3/15/2036	3,282	3,505
	Commonwealth Edison Co.	4.700%	1/15/2044	1,233	1,099
	Commonwealth Edison Co.	3.650%	6/15/2046	3,396	2,570
	Commonwealth Edison Co.	4.000%	3/1/2048	6,514	5,150
[1]	Commonwealth Edison Co.	3.200%	11/15/2049	2,578	1,730
	Commonwealth Edison Co.	3.000%	3/1/2050	2,149	1,386
	Commonwealth Edison Co.	5.300%	2/1/2053	5,201	4,870
	Commonwealth Edison Co.	5.650%	6/1/2054	25	25
	Commonwealth Edison Co.	5.950%	6/1/2055	4,115	4,238
	Connecticut Light & Power Co.	4.000%	4/1/2048	6,498	5,104
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	2,910	2,936
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,182	3,605
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	5,361	4,594
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	7,385	5,712
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	3,236	3,382
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	6,012	6,114
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	5,874	5,822
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	2,767	2,311
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	5,369	5,157
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	2,829	2,215
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	2,888	1,997
	Constellation Energy Generation LLC	5.600%	6/15/2042	5,801	5,736
	Constellation Energy Generation LLC	6.500%	10/1/2053	6,273	6,760
	Constellation Energy Generation LLC	5.750%	3/15/2054	5,723	5,588
	Consumers Energy Co.	3.250%	8/15/2046	5,272	3,802
	Consumers Energy Co.	4.350%	4/15/2049	1,824	1,514
	Consumers Energy Co.	3.750%	2/15/2050	2,534	1,892

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	3.100%	8/15/2050	8,883	5,917
	Consumers Energy Co.	3.500%	8/1/2051	43	31
	Consumers Energy Co.	2.650%	8/15/2052	2,011	1,214
	Dominion Energy Inc.	7.000%	6/15/2038	3,560	4,046
[1]	Dominion Energy Inc.	3.300%	4/15/2041	2,918	2,173
[1]	Dominion Energy Inc.	4.900%	8/1/2041	3,684	3,315
	Dominion Energy Inc.	6.200%	2/15/2056	800	797
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	1,417	1,521
	DTE Electric Co.	4.300%	7/1/2044	3,486	2,935
	DTE Electric Co.	3.700%	3/15/2045	2,339	1,809
[1]	DTE Electric Co.	4.050%	5/15/2048	2,576	2,073
	DTE Electric Co.	3.950%	3/1/2049	5,026	3,929
	DTE Electric Co.	2.950%	3/1/2050	4,545	2,963
[1]	DTE Electric Co.	3.250%	4/1/2051	1,003	682
[1]	DTE Electric Co.	3.650%	3/1/2052	2,514	1,821
	DTE Electric Co.	5.400%	4/1/2053	3,449	3,341
	DTE Electric Co.	5.850%	5/15/2055	4,401	4,496
	Duke Energy Carolinas LLC	6.000%	1/15/2038	3,329	3,565
	Duke Energy Carolinas LLC	5.300%	2/15/2040	5,868	5,877
	Duke Energy Carolinas LLC	4.250%	12/15/2041	5,626	4,852
	Duke Energy Carolinas LLC	3.875%	3/15/2046	4,643	3,622
	Duke Energy Carolinas LLC	3.700%	12/1/2047	2,731	2,047
	Duke Energy Carolinas LLC	3.200%	8/15/2049	7,303	4,916
	Duke Energy Carolinas LLC	5.350%	1/15/2053	6,383	6,064
	Duke Energy Carolinas LLC	5.400%	1/15/2054	6,401	6,173
	Duke Energy Corp.	4.800%	12/15/2045	4,694	4,073
	Duke Energy Corp.	3.750%	9/1/2046	6,046	4,499
	Duke Energy Corp.	3.950%	8/15/2047	2,716	2,056
	Duke Energy Corp.	4.200%	6/15/2049	3,587	2,772
	Duke Energy Corp.	3.500%	6/15/2051	4,861	3,315
	Duke Energy Corp.	5.000%	8/15/2052	3,334	2,908
	Duke Energy Corp.	6.100%	9/15/2053	4,565	4,636
	Duke Energy Corp.	5.800%	6/15/2054	5,697	5,551
	Duke Energy Florida LLC	6.350%	9/15/2037	4,346	4,758
	Duke Energy Florida LLC	6.400%	6/15/2038	6,150	6,810
	Duke Energy Florida LLC	3.400%	10/1/2046	5,284	3,798
	Duke Energy Florida LLC	4.200%	7/15/2048	2,406	1,923
	Duke Energy Indiana LLC	5.400%	4/1/2053	4,805	4,561
	Duke Energy Indiana LLC	5.900%	5/15/2055	1,750	1,781
	Duke Energy Ohio Inc.	5.650%	4/1/2053	2,895	2,842
	Duke Energy Progress LLC	4.375%	3/30/2044	4,386	3,710
	Duke Energy Progress LLC	4.200%	8/15/2045	2,628	2,172
	Duke Energy Progress LLC	2.900%	8/15/2051	2,837	1,754
	Duke Energy Progress LLC	5.350%	3/15/2053	4,371	4,130
	El Paso Electric Co.	5.000%	12/1/2044	641	554
	Emera US Finance LP	4.750%	6/15/2046	6,729	5,605
	Entergy Arkansas LLC	4.200%	4/1/2049	4,166	3,299
	Entergy Corp.	3.750%	6/15/2050	5,225	3,727
	Entergy Louisiana LLC	4.200%	9/1/2048	5,332	4,281
	Entergy Louisiana LLC	4.750%	9/15/2052	3,441	2,943
	Entergy Louisiana LLC	5.700%	3/15/2054	3,474	3,394
	Entergy Louisiana LLC	5.800%	3/15/2055	5,010	4,988
	Entergy Mississippi LLC	5.850%	6/1/2054	1,625	1,610
	Entergy Texas Inc.	4.500%	3/30/2039	2,733	2,487
	Entergy Texas Inc.	3.550%	9/30/2049	2,579	1,812
	Entergy Texas Inc.	5.000%	9/15/2052	85	75
	Entergy Texas Inc.	5.800%	9/1/2053	1,259	1,241
	Essential Utilities Inc.	5.300%	5/1/2052	3,380	3,061
	Evergy Kansas Central Inc.	4.125%	3/1/2042	2,582	2,143
	Evergy Kansas Central Inc.	4.250%	12/1/2045	2,167	1,780
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,514	999
	Evergy Metro Inc.	4.200%	6/15/2047	1,523	1,226
	Evergy Metro Inc.	4.200%	3/15/2048	1,613	1,283
[1]	Evergy Metro Inc.	4.125%	4/1/2049	2,501	1,951
	Exelon Corp.	5.625%	6/15/2035	6,280	6,494
	Exelon Corp.	5.100%	6/15/2045	2,423	2,214
	Exelon Corp.	4.700%	4/15/2050	4,801	4,004
	Exelon Corp.	5.600%	3/15/2053	8,472	8,035
[1]	FirstEnergy Corp.	3.400%	3/1/2050	577	387
	Florida Power & Light Co.	5.950%	2/1/2038	2,465	2,647

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.960%	4/1/2039	2,963	3,148
	Florida Power & Light Co.	5.690%	3/1/2040	4,589	4,756
	Florida Power & Light Co.	4.125%	2/1/2042	622	530
	Florida Power & Light Co.	4.050%	6/1/2042	5,515	4,632
	Florida Power & Light Co.	4.050%	10/1/2044	3,709	3,054
	Florida Power & Light Co.	3.700%	12/1/2047	3,100	2,344
	Florida Power & Light Co.	3.950%	3/1/2048	4,240	3,358
	Florida Power & Light Co.	4.125%	6/1/2048	660	532
	Florida Power & Light Co.	3.990%	3/1/2049	5,796	4,534
	Florida Power & Light Co.	2.875%	12/4/2051	6,861	4,279
	Florida Power & Light Co.	5.600%	6/15/2054	3,614	3,578
	Florida Power & Light Co.	5.800%	3/15/2065	5,489	5,557
	Georgia Power Co.	4.300%	3/15/2042	7,206	6,225
[1]	Georgia Power Co.	3.700%	1/30/2050	5,679	4,204
[1]	Georgia Power Co.	3.250%	3/15/2051	4,418	2,985
	Iberdrola International BV	6.750%	7/15/2036	601	687
[1]	Idaho Power Co.	4.200%	3/1/2048	4,728	3,814
	Indiana Michigan Power Co.	6.050%	3/15/2037	855	921
[1]	Indiana Michigan Power Co.	4.550%	3/15/2046	2,431	2,072
[1]	Indiana Michigan Power Co.	3.750%	7/1/2047	1,646	1,226
	Interstate Power & Light Co.	6.250%	7/15/2039	2,960	3,152
	Interstate Power & Light Co.	3.700%	9/15/2046	1,976	1,452
	Interstate Power & Light Co.	3.500%	9/30/2049	2,288	1,604
	Interstate Power & Light Co.	3.100%	11/30/2051	1,192	758
	ITC Holdings Corp.	5.300%	7/1/2043	1,078	1,005
	Kentucky Utilities Co.	4.375%	10/1/2045	5,000	4,208
	Kentucky Utilities Co.	3.300%	6/1/2050	4,965	3,351
	Kentucky Utilities Co.	5.850%	8/15/2055	1,794	1,781
[1]	Louisville Gas & Electric Co.	5.850%	8/15/2055	2,174	2,159
[1]	MidAmerican Energy Co.	5.750%	11/1/2035	1,407	1,491
	MidAmerican Energy Co.	4.800%	9/15/2043	3,218	2,918
	MidAmerican Energy Co.	3.650%	8/1/2048	6,417	4,765
	MidAmerican Energy Co.	4.250%	7/15/2049	6,404	5,181
	MidAmerican Energy Co.	3.150%	4/15/2050	6,754	4,515
	MidAmerican Energy Co.	5.850%	9/15/2054	7,095	7,253
[1]	Mississippi Power Co.	3.100%	7/30/2051	5,289	3,450
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	3,497	2,930
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	1,370	1,132
[1]	Nevada Power Co.	3.125%	8/1/2050	2,726	1,730
	Nevada Power Co.	6.000%	3/15/2054	4,575	4,610
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/2052	4,834	2,991
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	3,740	3,552
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	765	762
[1]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	3,260	3,418
	NiSource Inc.	4.800%	2/15/2044	2,084	1,848
	NiSource Inc.	4.375%	5/15/2047	7,297	6,020
	NiSource Inc.	3.950%	3/30/2048	4,664	3,596
	NiSource Inc.	5.000%	6/15/2052	3,050	2,669
	NiSource Inc.	5.850%	4/1/2055	9,111	8,947
	Northern States Power Co.	6.200%	7/1/2037	985	1,078
	Northern States Power Co.	5.350%	11/1/2039	3,303	3,376
	Northern States Power Co.	4.125%	5/15/2044	3,058	2,543
	Northern States Power Co.	4.000%	8/15/2045	2,614	2,115
	Northern States Power Co.	3.600%	9/15/2047	1,233	919
	Northern States Power Co.	5.100%	5/15/2053	5,228	4,806
	Northern States Power Co.	5.650%	5/15/2055	2,971	2,944
	Northwest Natural Holding Co.	7.000%	9/15/2055	2,225	2,254
	NSTAR Electric Co.	5.500%	3/15/2040	2,957	2,996
	NSTAR Electric Co.	4.400%	3/1/2044	1,843	1,570
	NSTAR Electric Co.	4.950%	9/15/2052	2,271	2,018
	Oglethorpe Power Corp.	4.500%	4/1/2047	910	749
	Oglethorpe Power Corp.	5.050%	10/1/2048	4,563	4,062
	Oglethorpe Power Corp.	5.250%	9/1/2050	1,962	1,758
	Oglethorpe Power Corp.	5.800%	6/1/2054	912	879
	Oglethorpe Power Corp.	5.900%	2/1/2055	731	717
[1]	Ohio Power Co.	2.900%	10/1/2051	6,489	3,896
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,835	1,488
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	2,124	1,635
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	3,977	3,855
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	157	189

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,220	3,171
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	2,913	2,813
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	5,392	4,159
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	1,217	928
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	4,240	3,142
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	1,171	769
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	6,649	5,903
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	2,528	2,365
	Pacific Gas & Electric Co.	4.500%	7/1/2040	8,982	7,657
	Pacific Gas & Electric Co.	3.300%	8/1/2040	4,915	3,639
	Pacific Gas & Electric Co.	4.950%	7/1/2050	14,758	12,213
	Pacific Gas & Electric Co.	3.500%	8/1/2050	10,201	6,685
	Pacific Gas & Electric Co.	6.750%	1/15/2053	8,531	8,808
	Pacific Gas & Electric Co.	6.700%	4/1/2053	4,330	4,457
	Pacific Gas & Electric Co.	5.900%	10/1/2054	2,905	2,716
	Pacific Gas & Electric Co.	6.150%	3/1/2055	3,985	3,855
	PacifiCorp	5.750%	4/1/2037	5,169	5,280
	PacifiCorp	6.250%	10/15/2037	3,572	3,779
	PacifiCorp	6.350%	7/15/2038	2,215	2,347
	PacifiCorp	4.100%	2/1/2042	1,469	1,173
	PacifiCorp	5.500%	5/15/2054	7,534	6,870
	PacifiCorp	5.800%	1/15/2055	9,126	8,615
	PECO Energy Co.	5.950%	10/1/2036	1,726	1,850
	PECO Energy Co.	4.150%	10/1/2044	975	808
	PECO Energy Co.	3.700%	9/15/2047	3,122	2,360
	PECO Energy Co.	4.600%	5/15/2052	306	263
	PECO Energy Co.	4.375%	8/15/2052	4,452	3,644
	PECO Energy Co.	5.250%	9/15/2054	2,210	2,078
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	797	702
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	1,573	1,140
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	1,650	1,450
	Potomac Electric Power Co.	6.500%	11/15/2037	1,796	2,004
	Potomac Electric Power Co.	4.150%	3/15/2043	631	526
	Potomac Electric Power Co.	5.500%	3/15/2054	330	317
	PPL Electric Utilities Corp.	6.250%	5/15/2039	6,738	7,412
	PPL Electric Utilities Corp.	4.125%	6/15/2044	1,389	1,160
	PPL Electric Utilities Corp.	3.950%	6/1/2047	840	665
	PPL Electric Utilities Corp.	4.150%	6/15/2048	724	586
	PPL Electric Utilities Corp.	3.000%	10/1/2049	3,165	2,057
	PPL Electric Utilities Corp.	5.550%	8/15/2055	726	710
	Progress Energy Inc.	6.000%	12/1/2039	4,532	4,762
	Public Service Co. of Colorado	5.150%	9/15/2035	1,585	1,575
[1]	Public Service Co. of Colorado	6.250%	9/1/2037	2,779	3,003
	Public Service Co. of Colorado	6.500%	8/1/2038	722	789
	Public Service Co. of Colorado	4.300%	3/15/2044	3,104	2,560
	Public Service Co. of Colorado	4.100%	6/15/2048	2,013	1,562
[1]	Public Service Co. of Colorado	4.500%	6/1/2052	4,252	3,443
	Public Service Co. of Colorado	5.250%	4/1/2053	2,231	2,034
	Public Service Co. of Colorado	5.850%	5/15/2055	6,152	6,063
	Public Service Co. of New Hampshire	3.600%	7/1/2049	2,322	1,706
	Public Service Co. of New Hampshire	5.150%	1/15/2053	1,864	1,717
[1]	Public Service Co. of Oklahoma	3.150%	8/15/2051	250	156
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2040	1,861	1,895
[1]	Public Service Electric & Gas Co.	3.800%	1/1/2043	2,688	2,155
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	2,176	1,694
[1]	Public Service Electric & Gas Co.	3.600%	12/1/2047	2,053	1,527
[1]	Public Service Electric & Gas Co.	3.150%	1/1/2050	1,152	777
	Public Service Electric & Gas Co.	5.450%	8/1/2053	2,177	2,113
[1]	Public Service Electric & Gas Co.	5.450%	3/1/2054	3,784	3,678
	Public Service Electric & Gas Co.	5.300%	8/1/2054	2,864	2,717
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2055	1,628	1,594
	Puget Sound Energy Inc.	6.274%	3/15/2037	4,275	4,627
	Puget Sound Energy Inc.	5.638%	4/15/2041	1,498	1,481
	Puget Sound Energy Inc.	3.250%	9/15/2049	3,077	2,053
	Puget Sound Energy Inc.	5.448%	6/1/2053	3,757	3,565
	San Diego Gas & Electric Co.	6.000%	6/1/2039	2,470	2,635
	San Diego Gas & Electric Co.	4.500%	8/15/2040	3,701	3,355
	San Diego Gas & Electric Co.	4.150%	5/15/2048	293	232
[1]	San Diego Gas & Electric Co.	3.320%	4/15/2050	700	470
	San Diego Gas & Electric Co.	5.350%	4/1/2053	4,168	3,881

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Gas & Electric Co.	5.550%	4/15/2054	4,560	4,365
	Sempra	3.800%	2/1/2038	1,386	1,168
	Sempra	4.000%	2/1/2048	4,685	3,501
	Southern California Edison Co.	5.625%	2/1/2036	3,030	3,040
[1]	Southern California Edison Co.	5.950%	2/1/2038	2,150	2,198
	Southern California Edison Co.	4.650%	10/1/2043	6,482	5,456
	Southern California Edison Co.	4.000%	4/1/2047	10,460	7,791
[1]	Southern California Edison Co.	4.125%	3/1/2048	2,971	2,246
[1]	Southern California Edison Co.	4.875%	3/1/2049	3,234	2,699
	Southern California Edison Co.	3.650%	2/1/2050	5,928	4,077
[1]	Southern California Edison Co.	5.450%	6/1/2052	145	129
	Southern California Edison Co.	5.700%	3/1/2053	3,988	3,681
	Southern California Edison Co.	5.875%	12/1/2053	5,617	5,341
	Southern California Edison Co.	5.900%	3/1/2055	3,679	3,510
	Southern California Gas Co.	5.125%	11/15/2040	2,385	2,290
[1]	Southern California Gas Co.	4.125%	6/1/2048	437	344
[1]	Southern California Gas Co.	3.950%	2/15/2050	1,793	1,342
	Southern California Gas Co.	5.750%	6/1/2053	4,203	4,111
	Southern California Gas Co.	6.000%	6/15/2055	4,185	4,249
	Southern Co.	4.250%	7/1/2036	5,151	4,740
	Southern Co.	4.400%	7/1/2046	9,985	8,305
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	2,035	2,075
	Southern Power Co.	5.250%	7/15/2043	976	918
	Southwest Gas Corp.	3.800%	9/29/2046	1,388	1,021
	Southwest Gas Corp.	4.150%	6/1/2049	1,988	1,530
[1]	Southwestern Electric Power Co.	3.850%	2/1/2048	1,272	926
	Southwestern Electric Power Co.	3.250%	11/1/2051	6,896	4,442
	Southwestern Public Service Co.	3.400%	8/15/2046	1,982	1,365
[1]	Southwestern Public Service Co.	4.400%	11/15/2048	2,154	1,722
	Southwestern Public Service Co.	3.750%	6/15/2049	1,052	755
	Southwestern Public Service Co.	6.000%	6/1/2054	3,904	3,910
	Spire Missouri Inc.	3.300%	6/1/2051	716	476
	Tampa Electric Co.	4.100%	6/15/2042	2,038	1,705
	Tampa Electric Co.	4.450%	6/15/2049	3,370	2,761
	Tampa Electric Co.	3.625%	6/15/2050	2,239	1,592
	Tampa Electric Co.	5.000%	7/15/2052	2,230	1,967
	Toledo Edison Co.	6.150%	5/15/2037	2,029	2,198
	Tucson Electric Power Co.	4.850%	12/1/2048	703	611
	Tucson Electric Power Co.	5.900%	4/15/2055	3,594	3,547
	Union Electric Co.	5.300%	8/1/2037	2,188	2,213
	Union Electric Co.	3.250%	10/1/2049	5,930	3,983
	Union Electric Co.	2.625%	3/15/2051	564	334
	Union Electric Co.	3.900%	4/1/2052	2,848	2,148
	Union Electric Co.	5.450%	3/15/2053	4,182	3,995
[1]	Virginia Electric & Power Co.	6.000%	5/15/2037	1,213	1,290
	Virginia Electric & Power Co.	6.350%	11/30/2037	1,855	2,023
	Virginia Electric & Power Co.	8.875%	11/15/2038	5,604	7,451
	Virginia Electric & Power Co.	4.000%	1/15/2043	1,476	1,196
[1]	Virginia Electric & Power Co.	4.650%	8/15/2043	3,000	2,643
	Virginia Electric & Power Co.	4.450%	2/15/2044	6,692	5,720
[1]	Virginia Electric & Power Co.	4.000%	11/15/2046	5,351	4,199
[1]	Virginia Electric & Power Co.	3.800%	9/15/2047	3,241	2,438
	Virginia Electric & Power Co.	2.450%	12/15/2050	2,648	1,487
	Virginia Electric & Power Co.	2.950%	11/15/2051	4,409	2,741
[1]	Virginia Electric & Power Co.	4.625%	5/15/2052	3,667	3,065
	Virginia Electric & Power Co.	5.450%	4/1/2053	5,702	5,405
	Virginia Electric & Power Co.	5.700%	8/15/2053	485	477
	Virginia Electric & Power Co.	5.650%	3/15/2055	2,330	2,286
	Wisconsin Electric Power Co.	5.700%	12/1/2036	2,111	2,266
	Wisconsin Electric Power Co.	4.300%	10/15/2048	1,681	1,386
	Wisconsin Electric Power Co.	5.050%	10/1/2054	2,135	1,930
	Wisconsin Power & Light Co.	6.375%	8/15/2037	1,449	1,592
	Wisconsin Public Service Corp.	3.671%	12/1/2042	1,856	1,453
	Wisconsin Public Service Corp.	4.752%	11/1/2044	1,086	968
	Wisconsin Public Service Corp.	3.300%	9/1/2049	2,272	1,541
	Xcel Energy Inc.	6.500%	7/1/2036	1,569	1,703
	Xcel Energy Inc.	3.500%	12/1/2049	4,693	3,219
					1,062,097
Total Corporate Bonds (Cost $8,496,002)					7,822,342

Long-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5]	Vanguard Market Liquidity Fund (Cost $32,968)	4.362%	329,720	32,968
Total Investments (98.6%) (Cost $8,546,778)				7,873,148
Other Assets and Liabilities—Net (1.4%)				108,165
Net Assets (100%)				7,981,313
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $106,716, representing 1.3% of net assets.
4	Securities with a value of $1,016 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	December 2025	339	38,731	(51)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2025	(26)	(2,975)	(10)
Ultra Long U.S. Treasury Bond	December 2025	(217)	(25,294)	115
				105
				54
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,513,810)	7,840,180
Affiliated Issuers (Cost $32,968)	32,968
Total Investments in Securities	7,873,148
Investment in Vanguard	191
Cash Collateral Received for ETF Capital Activity	5,328
Receivables for Investment Securities Sold	106,158
Receivables for Accrued Income	121,310
Total Assets	8,106,135
Liabilities
Due to Custodian	347
Payables for Investment Securities Purchased	115,825
Collateral for ETF Capital Activity	5,328
Payables for Capital Shares Redeemed	2,645
Payables for Distributions	540
Payables to Vanguard	113
Variation Margin Payable—Futures Contracts	24
Total Liabilities	124,822
Net Assets	7,981,313
At August 31, 2025, net assets consisted of:

Paid-in Capital	9,446,721
Total Distributable Earnings (Loss)	(1,465,408)
Net Assets	7,981,313

ETF Shares—Net Assets
Applicable to 95,290,254 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,197,842
Net Asset Value Per Share—ETF Shares	$75.54

Admiral™ Shares—Net Assets
Applicable to 17,717,322 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	358,002
Net Asset Value Per Share—Admiral Shares	$20.21

Institutional Shares—Net Assets
Applicable to 16,969,795 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	425,469
Net Asset Value Per Share—Institutional Shares	$25.07
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest[1]	706,677
Total Income	706,677
Expenses
The Vanguard Group—Note B
Investment Advisory Services	358
Management and Administrative—ETF Shares	2,786
Management and Administrative—Admiral Shares	188
Management and Administrative—Institutional Shares	135
Marketing and Distribution—ETF Shares	590
Marketing and Distribution—Admiral Shares	19
Marketing and Distribution—Institutional Shares	10
Custodian Fees	102
Auditing Fees	41
Shareholders’ Reports and Proxy Fees—ETF Shares	424
Shareholders’ Reports and Proxy Fees—Admiral Shares	15
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	8
Other Expenses	34
Total Expenses	4,712
Net Investment Income	701,965
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(877,569)
Futures Contracts	1,107
Realized Net Gain (Loss)	(876,462)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(61,020)
Futures Contracts	(329)
Change in Unrealized Appreciation (Depreciation)	(61,349)
Net Increase (Decrease) in Net Assets Resulting from Operations	(235,846)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,612, $11, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($623,754) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	701,965	443,799
Realized Net Gain (Loss)	(876,462)	(188,723)
Change in Unrealized Appreciation (Depreciation)	(61,349)	620,615
Net Increase (Decrease) in Net Assets Resulting from Operations	(235,846)	875,691
Distributions
ETF Shares	(682,660)	(376,765)
Admiral Shares	(20,168)	(17,770)
Institutional Shares	(20,422)	(21,139)
Total Distributions	(723,250)	(415,674)
Capital Share Transactions
ETF Shares	(4,890,888)	6,336,052
Admiral Shares	(19,941)	63,291
Institutional Shares	(3,413)	10,719
Net Increase (Decrease) from Capital Share Transactions	(4,914,242)	6,410,062
Total Increase (Decrease)	(5,873,338)	6,870,079
Net Assets
Beginning of Period	13,854,651	6,984,572
End of Period	7,981,313	13,854,651
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$79.31	$75.91	$80.54	$108.31	$107.01
Investment Operations
Net Investment Income[1]	4.077	3.941	3.692	3.286	3.294
Net Realized and Unrealized Gain (Loss) on Investments[2]	(3.691)	3.283	(4.727)	(27.794)	1.288
Total from Investment Operations	.386	7.224	(1.035)	(24.508)	4.582
Distributions
Dividends from Net Investment Income	(4.156)	(3.824)	(3.595)	(3.262)	(3.282)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.156)	(3.824)	(3.595)	(3.262)	(3.282)
Net Asset Value, End of Period	$75.54	$79.31	$75.91	$80.54	$108.31
Total Return	0.57%	9.90%	-1.27%	-23.06%	4.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,198	$13,012	$6,252	$4,545	$5,517
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[3]	0.04%[3]	0.04%
Ratio of Net Investment Income to Average Net Assets	5.35%	5.17%	4.79%	3.47%	3.10%
Portfolio Turnover Rate[4]	44%	33%	33%	31%	36%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.05, $.01, and $.03.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.22	$20.32	$21.56	$29.03	$28.68
Investment Operations
Net Investment Income[1]	1.089	1.050	.984	.875	.877
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.986)	.878	(1.260)	(7.473)	.345
Total from Investment Operations	.103	1.928	(.276)	(6.598)	1.222
Distributions
Dividends from Net Investment Income	(1.113)	(1.028)	(.964)	(.872)	(.872)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.113)	(1.028)	(.964)	(.872)	(.872)
Net Asset Value, End of Period	$20.21	$21.22	$20.32	$21.56	$29.03
Total Return[3]	0.57%	9.84%	-1.25%	-23.10%	4.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$358	$398	$319	$272	$314
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[4]	0.07%[4]	0.07%
Ratio of Net Investment Income to Average Net Assets	5.33%	5.14%	4.75%	3.44%	3.08%
Portfolio Turnover Rate[5]	44%	33%	33%	31%	36%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.01, $.00, and $.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.34	$25.21	$26.76	$36.02	$35.59
Investment Operations
Net Investment Income[1]	1.356	1.307	1.227	1.092	1.095
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.240)	1.103	(1.575)	(9.264)	.425
Total from Investment Operations	.116	2.410	(.348)	(8.172)	1.520
Distributions
Dividends from Net Investment Income	(1.386)	(1.280)	(1.202)	(1.088)	(1.090)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.386)	(1.280)	(1.202)	(1.088)	(1.090)
Net Asset Value, End of Period	$25.07	$26.34	$25.21	$26.76	$36.02
Total Return[3]	0.53%	9.92%	-1.28%	-23.05%	4.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$425	$446	$414	$264	$340
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[4]	0.05%[4]	0.05%
Ratio of Net Investment Income to Average Net Assets	5.36%	5.16%	4.78%	3.46%	3.09%
Portfolio Turnover Rate[5]	44%	33%	33%	31%	36%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.02, $.00, and $.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on

Long-Term Corporate Bond Index Fund
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $191,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	17,838	—	17,838
Corporate Bonds	—	7,822,342	—	7,822,342
Temporary Cash Investments	32,968	—	—	32,968
Total	32,968	7,840,180	—	7,873,148

Derivative Financial Instruments
Assets
Futures Contracts[1]	115	—	—	115
Liabilities
Futures Contracts[1]	(61)	—	—	(61)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(626,098)
Total Distributable Earnings (Loss)	626,098
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of

Long-Term Corporate Bond Index Fund
temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	32,670
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(681,250)
Capital Loss Carryforwards	(816,288)
Qualified Late-Year Losses	—
Other Temporary Differences	(540)
Total	(1,465,408)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	723,250	415,674
Long-Term Capital Gains	—	—
Total	723,250	415,674
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,554,398
Gross Unrealized Appreciation	10,978
Gross Unrealized Depreciation	(692,228)
Net Unrealized Appreciation (Depreciation)	(681,250)
E.  During the year ended August 31, 2025, the fund purchased $3,097,698,000 of investment securities and sold $3,067,928,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,562,211,000 and $2,571,011,000, respectively. In addition, the fund purchased and sold investment securities of $12,526,267,000 and $17,368,674,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	12,856,542	168,035	12,477,377	162,803
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(17,747,430)	(236,800)	(6,141,325)	(81,100)
Net Increase (Decrease)—ETF Shares	(4,890,888)	(68,765)	6,336,052	81,703
Admiral Shares
Issued[1]	55,162	2,653	120,892	5,857
Issued in Lieu of Cash Distributions	13,380	656	11,427	562
Redeemed	(88,483)	(4,322)	(69,028)	(3,381)
Net Increase (Decrease)—Admiral Shares	(19,941)	(1,013)	63,291	3,038

Long-Term Corporate Bond Index Fund
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	93,843	3,672	15,425	639
Issued in Lieu of Cash Distributions	20,405	808	21,139	839
Redeemed	(117,661)	(4,427)	(25,845)	(992)
Net Increase (Decrease)—Institutional Shares	(3,413)	53	10,719	486
1	Includes purchase fees for fiscal 2025 and 2024 of $1,493 and $535, respectively (fund totals).
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund and Vanguard Long-Term Corporate Bond Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund and Vanguard Long-Term Corporate Bond Index Fund (three of the funds constituting Vanguard Scottsdale Funds, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Short-Term Corporate Bond Index Fund	4,696
Intermediate-Term Corporate Bond Index Fund	10,679
Long-Term Corporate Bond Index Fund	2,010
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Short-Term Corporate Bond Index Fund	100.0%
Intermediate-Term Corporate Bond Index Fund	100.0
Long-Term Corporate Bond Index Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Short-Term Corporate Bond Index Fund	82.8%
Intermediate-Term Corporate Bond Index Fund	86.0
Long-Term Corporate Bond Index Fund	90.3

Q16450 102025

Financial Statements
For the year ended August 31, 2025
Vanguard Treasury Index Funds
Vanguard Short-Term Treasury Index Fund
Vanguard Intermediate-Term Treasury Index Fund
Vanguard Long-Term Treasury Index Fund

Contents
Short-Term Treasury Index Fund	1
Intermediate-Term Treasury Index Fund	12
Long-Term Treasury Index Fund	23
Report of Independent Registered Public Accounting Firm	34
Tax information	35

Short-Term Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	4.625%	9/15/2026	299,951	302,283
	United States Treasury Note/Bond	0.875%	9/30/2026	349,074	338,179
	United States Treasury Note/Bond	1.625%	9/30/2026	50,024	48,861
	United States Treasury Note/Bond	3.500%	9/30/2026	412,840	411,324
	United States Treasury Note/Bond	4.625%	10/15/2026	229,565	231,538
	United States Treasury Note/Bond	1.125%	10/31/2026	389,711	377,776
	United States Treasury Note/Bond	1.625%	10/31/2026	146,045	142,422
	United States Treasury Note/Bond	4.125%	10/31/2026	376,165	377,326
	United States Treasury Note/Bond	2.000%	11/15/2026	302,186	295,824
	United States Treasury Note/Bond	4.625%	11/15/2026	330,681	333,755
	United States Treasury Note/Bond	1.250%	11/30/2026	345,530	334,921
	United States Treasury Note/Bond	1.625%	11/30/2026	145,820	142,021
	United States Treasury Note/Bond	4.250%	11/30/2026	321,821	323,518
	United States Treasury Note/Bond	4.375%	12/15/2026	343,587	346,083
	United States Treasury Note/Bond	1.250%	12/31/2026	382,845	370,418
	United States Treasury Note/Bond	1.750%	12/31/2026	127,190	123,901
	United States Treasury Note/Bond	4.250%	12/31/2026	323,222	325,154
	United States Treasury Note/Bond	4.000%	1/15/2027	334,013	335,031
	United States Treasury Note/Bond	1.500%	1/31/2027	464,172	449,866
	United States Treasury Note/Bond	4.125%	1/31/2027	298,880	300,363
	United States Treasury Note/Bond	2.250%	2/15/2027	272,715	267,048
	United States Treasury Note/Bond	4.125%	2/15/2027	337,878	339,647
	United States Treasury Note/Bond	6.625%	2/15/2027	1,015	1,057
	United States Treasury Note/Bond	1.125%	2/28/2027	97,015	93,388
	United States Treasury Note/Bond	1.875%	2/28/2027	347,801	338,481
	United States Treasury Note/Bond	4.125%	2/28/2027	253,139	254,583
	United States Treasury Note/Bond	4.250%	3/15/2027	345,217	347,928
	United States Treasury Note/Bond	0.625%	3/31/2027	126,734	120,828
	United States Treasury Note/Bond	2.500%	3/31/2027	307,244	301,603
	United States Treasury Note/Bond	3.875%	3/31/2027	293,454	294,234
	United States Treasury Note/Bond	4.500%	4/15/2027	349,925	354,258
	United States Treasury Note/Bond	0.500%	4/30/2027	213,889	203,036
	United States Treasury Note/Bond	2.750%	4/30/2027	302,459	297,922
	United States Treasury Note/Bond	3.750%	4/30/2027	333,663	334,028
	United States Treasury Note/Bond	2.375%	5/15/2027	334,045	326,920
	United States Treasury Note/Bond	4.500%	5/15/2027	342,534	347,083
	United States Treasury Note/Bond	0.500%	5/31/2027	215,529	204,113
	United States Treasury Note/Bond	2.625%	5/31/2027	315,838	310,261
	United States Treasury Note/Bond	3.875%	5/31/2027	290,723	291,711
	United States Treasury Note/Bond	4.625%	6/15/2027	348,240	353,953
	United States Treasury Note/Bond	0.500%	6/30/2027	246,513	232,897
	United States Treasury Note/Bond	3.250%	6/30/2027	288,615	286,574
	United States Treasury Note/Bond	3.750%	6/30/2027	269,093	269,556
	United States Treasury Note/Bond	4.375%	7/15/2027	376,856	381,714
	United States Treasury Note/Bond	0.375%	7/31/2027	281,531	264,705
	United States Treasury Note/Bond	2.750%	7/31/2027	298,687	293,740
	United States Treasury Note/Bond	3.875%	7/31/2027	360,798	362,320
	United States Treasury Note/Bond	2.250%	8/15/2027	279,081	271,799
	United States Treasury Note/Bond	3.750%	8/15/2027	346,926	347,617
	United States Treasury Note/Bond	0.500%	8/31/2027	242,256	227,806
	United States Treasury Note/Bond	3.125%	8/31/2027	283,347	280,635
[1]	United States Treasury Note/Bond	3.625%	8/31/2027	258,848	258,899
	United States Treasury Note/Bond	3.375%	9/15/2027	329,943	328,409
	United States Treasury Note/Bond	0.375%	9/30/2027	291,189	272,466
	United States Treasury Note/Bond	4.125%	9/30/2027	263,549	266,185
	United States Treasury Note/Bond	3.875%	10/15/2027	367,600	369,467
	United States Treasury Note/Bond	0.500%	10/31/2027	295,655	276,668
	United States Treasury Note/Bond	4.125%	10/31/2027	264,868	267,599
	United States Treasury Note/Bond	2.250%	11/15/2027	279,836	271,791
1

Short-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.125%	11/15/2027	370,606	374,558
	United States Treasury Note/Bond	0.625%	11/30/2027	294,669	275,930
	United States Treasury Note/Bond	3.875%	11/30/2027	248,641	250,010
	United States Treasury Note/Bond	4.000%	12/15/2027	343,787	346,795
	United States Treasury Note/Bond	0.625%	12/31/2027	327,142	305,546
	United States Treasury Note/Bond	3.875%	12/31/2027	268,703	270,309
	United States Treasury Note/Bond	4.250%	1/15/2028	336,535	341,399
	United States Treasury Note/Bond	0.750%	1/31/2028	336,298	314,307
	United States Treasury Note/Bond	3.500%	1/31/2028	263,718	263,100
	United States Treasury Note/Bond	2.750%	2/15/2028	353,365	346,367
	United States Treasury Note/Bond	4.250%	2/15/2028	351,619	356,935
	United States Treasury Note/Bond	1.125%	2/29/2028	345,466	325,291
	United States Treasury Note/Bond	4.000%	2/29/2028	262,178	264,667
	United States Treasury Note/Bond	3.875%	3/15/2028	353,251	355,776
	United States Treasury Note/Bond	1.250%	3/31/2028	313,227	295,278
	United States Treasury Note/Bond	3.625%	3/31/2028	262,745	262,991
	United States Treasury Note/Bond	3.750%	4/15/2028	350,471	351,813
	United States Treasury Note/Bond	1.250%	4/30/2028	375,045	352,982
	United States Treasury Note/Bond	3.500%	4/30/2028	259,513	258,874
	United States Treasury Note/Bond	2.875%	5/15/2028	357,926	351,285
	United States Treasury Note/Bond	3.750%	5/15/2028	332,671	334,048
	United States Treasury Note/Bond	1.250%	5/31/2028	352,331	330,916
	United States Treasury Note/Bond	3.625%	5/31/2028	231,991	232,163
	United States Treasury Note/Bond	3.875%	6/15/2028	339,639	342,292
	United States Treasury Note/Bond	1.250%	6/30/2028	319,522	299,589
	United States Treasury Note/Bond	4.000%	6/30/2028	249,529	252,297
	United States Treasury Note/Bond	3.875%	7/15/2028	341,267	343,933
	United States Treasury Note/Bond	1.000%	7/31/2028	358,167	332,704
	United States Treasury Note/Bond	4.125%	7/31/2028	251,398	255,081
	United States Treasury Note/Bond	2.875%	8/15/2028	351,768	344,746
	United States Treasury Note/Bond	3.625%	8/15/2028	336,167	336,613
	United States Treasury Note/Bond	1.125%	8/31/2028	332,514	309,368
	United States Treasury Note/Bond	4.375%	8/31/2028	265,910	271,789
Total U.S. Government and Agency Obligations (Cost $26,886,336)					27,073,245
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund (Cost $67,024)	4.362%		670,308	67,024
Total Investments (99.2%) (Cost $26,953,360)					27,140,269
Other Assets and Liabilities—Net (0.8%)					212,550
Net Assets (100%)					27,352,819
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Short-Term Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $26,886,336)	27,073,245
Affiliated Issuers (Cost $67,024)	67,024
Total Investments in Securities	27,140,269
Investment in Vanguard	699
Cash	50
Receivables for Investment Securities Sold	2,469,713
Receivables for Accrued Income	211,877
Receivables for Capital Shares Issued	2,842
Total Assets	29,825,450
Liabilities
Payables for Investment Securities Purchased	2,464,570
Payables for Capital Shares Redeemed	5,153
Payables for Distributions	2,503
Payables to Vanguard	405
Total Liabilities	2,472,631
Net Assets	27,352,819
At August 31, 2025, net assets consisted of:

Paid-in Capital	27,954,387
Total Distributable Earnings (Loss)	(601,568)
Net Assets	27,352,819

ETF Shares—Net Assets
Applicable to 387,289,612 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,790,787
Net Asset Value Per Share—ETF Shares	$58.85

Admiral™ Shares—Net Assets
Applicable to 148,853,102 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,912,505
Net Asset Value Per Share—Admiral Shares	$19.57

Institutional Shares—Net Assets
Applicable to 67,105,955 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,649,527
Net Asset Value Per Share—Institutional Shares	$24.58
See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Treasury Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest[1]	1,084,073
Total Income	1,084,073
Expenses
The Vanguard Group—Note B
Investment Advisory Services	744
Management and Administrative—ETF Shares	4,585
Management and Administrative—Admiral Shares	1,464
Management and Administrative—Institutional Shares	663
Marketing and Distribution—ETF Shares	1,039
Marketing and Distribution—Admiral Shares	144
Marketing and Distribution—Institutional Shares	59
Custodian Fees	117
Auditing Fees	38
Shareholders’ Reports and Proxy Fees—ETF Shares	884
Shareholders’ Reports and Proxy Fees—Admiral Shares	56
Shareholders’ Reports and Proxy Fees—Institutional Shares	4
Trustees’ Fees and Expenses	15
Other Expenses	28
Total Expenses	9,840
Net Investment Income	1,074,233
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	53,773
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	3,468
Net Increase (Decrease) in Net Assets Resulting from Operations	1,131,474
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,965, ($3), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $32,973 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,074,233	1,025,415
Realized Net Gain (Loss)	53,773	(272,109)
Change in Unrealized Appreciation (Depreciation)	3,468	686,239
Net Increase (Decrease) in Net Assets Resulting from Operations	1,131,474	1,439,545
Distributions
ETF Shares	(883,140)	(839,753)
Admiral Shares	(112,902)	(112,051)
Institutional Shares	(72,580)	(70,436)
Total Distributions	(1,068,622)	(1,022,240)
Capital Share Transactions
ETF Shares	2,716,089	(2,807,612)
Admiral Shares	82,024	(146,050)
Institutional Shares	(410,853)	440,379
Net Increase (Decrease) from Capital Share Transactions	2,387,260	(2,513,283)
Total Increase (Decrease)	2,450,112	(2,095,978)
Net Assets
Beginning of Period	24,902,707	26,998,685
End of Period	27,352,819	24,902,707
See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$58.76	$57.77	$58.51	$61.50	$62.13
Investment Operations
Net Investment Income[1]	2.418	2.343	1.625	.368	.288
Net Realized and Unrealized Gain (Loss) on Investments	.098	.973	(.919)	(2.860)	(.220)
Total from Investment Operations	2.516	3.316	.706	(2.492)	.068
Distributions
Dividends from Net Investment Income	(2.426)	(2.326)	(1.446)	(.310)	(.325)
Distributions from Realized Capital Gains	—	—	—	(.188)	(.373)
Total Distributions	(2.426)	(2.326)	(1.446)	(.498)	(.698)
Net Asset Value, End of Period	$58.85	$58.76	$57.77	$58.51	$61.50
Total Return	4.39%	5.88%	1.23%	-4.07%	0.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,791	$20,022	$22,488	$15,565	$13,394
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.13%	4.04%	2.81%	0.61%	0.47%
Portfolio Turnover Rate[3]	93%	89%	81%	59%	66%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.53	$19.22	$19.50	$20.51	$20.71
Investment Operations
Net Investment Income[1]	.801	.777	.529	.114	.095
Net Realized and Unrealized Gain (Loss) on Investments	.039	.315	(.294)	(.949)	(.078)
Total from Investment Operations	.840	1.092	.235	(.835)	.017
Distributions
Dividends from Net Investment Income	(.800)	(.782)	(.515)	(.112)	(.093)
Distributions from Realized Capital Gains	—	—	—	(.063)	(.124)
Total Distributions	(.800)	(.782)	(.515)	(.175)	(.217)
Net Asset Value, End of Period	$19.57	$19.53	$19.22	$19.50	$20.51
Total Return[2]	4.39%	5.81%	1.22%	-4.09%	0.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,913	$2,824	$2,925	$2,506	$2,430
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.10%	4.02%	2.74%	0.57%	0.46%
Portfolio Turnover Rate[4]	93%	89%	81%	59%	66%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.54	$24.14	$24.50	$25.77	$26.02
Investment Operations
Net Investment Income[1]	1.012	.986	.680	.145	.120
Net Realized and Unrealized Gain (Loss) on Investments	.038	.402	(.389)	(1.191)	(.092)
Total from Investment Operations	1.050	1.388	.291	(1.046)	.028
Distributions
Dividends from Net Investment Income	(1.010)	(.988)	(.651)	(.145)	(.122)
Distributions from Realized Capital Gains	—	—	—	(.079)	(.156)
Total Distributions	(1.010)	(.988)	(.651)	(.224)	(.278)
Net Asset Value, End of Period	$24.58	$24.54	$24.14	$24.50	$25.77
Total Return	4.37%	5.87%	1.21%	-4.08%	0.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,650	$2,056	$1,586	$1,092	$1,138
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.13%	4.06%	2.80%	0.58%	0.47%
Portfolio Turnover Rate[3]	93%	89%	81%	59%	66%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $699,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
9

Short-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,073,245	—	27,073,245
Temporary Cash Investments	67,024	—	—	67,024
Total	67,024	27,073,245	—	27,140,269
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	32,798
Total Distributable Earnings (Loss)	(32,798)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	79,675
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	183,544
Capital Loss Carryforwards	(862,284)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,503)
Total	(601,568)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,068,622	1,022,240
Long-Term Capital Gains	—	—
Total	1,068,622	1,022,240
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,956,725
Gross Unrealized Appreciation	189,449
Gross Unrealized Depreciation	(5,905)
Net Unrealized Appreciation (Depreciation)	183,544
10

Short-Term Treasury Index Fund
E.  During the year ended August 31, 2025, the fund purchased $23,888,874,000 of investment securities and sold $24,514,154,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $7,601,574,000 and $4,964,010,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	7,728,818	132,136	4,777,771	82,305
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,012,729)	(85,600)	(7,585,383)	(130,800)
Net Increase (Decrease)—ETF Shares	2,716,089	46,536	(2,807,612)	(48,495)
Admiral Shares
Issued	1,103,020	56,546	1,101,040	56,989
Issued in Lieu of Cash Distributions	87,843	4,507	87,305	4,522
Redeemed	(1,108,839)	(56,799)	(1,334,395)	(69,125)
Net Increase (Decrease)—Admiral Shares	82,024	4,254	(146,050)	(7,614)
Institutional Shares
Issued	494,436	20,199	813,935	33,534
Issued in Lieu of Cash Distributions	68,443	2,795	67,011	2,762
Redeemed	(973,732)	(39,695)	(440,567)	(18,174)
Net Increase (Decrease)—Institutional Shares	(410,853)	(16,701)	440,379	18,122
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Intermediate-Term Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	1.250%	9/30/2028	402,265	374,986
	United States Treasury Note/Bond	4.625%	9/30/2028	312,155	321,447
	United States Treasury Note/Bond	1.375%	10/31/2028	380,901	355,785
	United States Treasury Note/Bond	4.875%	10/31/2028	336,990	349,732
	United States Treasury Note/Bond	3.125%	11/15/2028	396,716	391,013
	United States Treasury Note/Bond	5.250%	11/15/2028	47,886	50,131
	United States Treasury Note/Bond	1.500%	11/30/2028	389,168	364,328
	United States Treasury Note/Bond	4.375%	11/30/2028	360,803	369,259
	United States Treasury Note/Bond	1.375%	12/31/2028	368,697	343,205
	United States Treasury Note/Bond	3.750%	12/31/2028	368,832	370,474
	United States Treasury Note/Bond	1.750%	1/31/2029	355,303	334,290
	United States Treasury Note/Bond	4.000%	1/31/2029	413,215	418,380
	United States Treasury Note/Bond	2.625%	2/15/2029	391,078	378,643
	United States Treasury Note/Bond	1.875%	2/28/2029	368,618	347,768
	United States Treasury Note/Bond	4.250%	2/28/2029	386,061	394,144
	United States Treasury Note/Bond	2.375%	3/31/2029	347,446	333,114
	United States Treasury Note/Bond	4.125%	3/31/2029	434,123	441,483
	United States Treasury Note/Bond	2.875%	4/30/2029	270,173	263,334
	United States Treasury Note/Bond	4.625%	4/30/2029	426,303	440,857
	United States Treasury Note/Bond	2.375%	5/15/2029	316,569	303,016
	United States Treasury Note/Bond	2.750%	5/31/2029	293,277	284,364
	United States Treasury Note/Bond	4.500%	5/31/2029	454,348	468,085
	United States Treasury Note/Bond	3.250%	6/30/2029	257,820	254,335
	United States Treasury Note/Bond	4.250%	6/30/2029	478,251	488,713
	United States Treasury Note/Bond	2.625%	7/31/2029	273,849	263,858
	United States Treasury Note/Bond	4.000%	7/31/2029	421,076	426,636
	United States Treasury Note/Bond	1.625%	8/15/2029	270,954	251,500
	United States Treasury Note/Bond	6.125%	8/15/2029	38,596	42,034
	United States Treasury Note/Bond	3.125%	8/31/2029	246,148	241,533
	United States Treasury Note/Bond	3.625%	8/31/2029	447,384	447,244
	United States Treasury Note/Bond	3.500%	9/30/2029	420,782	418,547
	United States Treasury Note/Bond	3.875%	9/30/2029	236,785	238,875
	United States Treasury Note/Bond	4.000%	10/31/2029	257,289	260,766
	United States Treasury Note/Bond	4.125%	10/31/2029	482,378	491,121
	United States Treasury Note/Bond	1.750%	11/15/2029	197,989	183,759
	United States Treasury Note/Bond	3.875%	11/30/2029	261,511	263,718
	United States Treasury Note/Bond	4.125%	11/30/2029	470,249	478,919
	United States Treasury Note/Bond	3.875%	12/31/2029	240,027	242,137
	United States Treasury Note/Bond	4.375%	12/31/2029	419,709	431,645
	United States Treasury Note/Bond	3.500%	1/31/2030	262,131	260,349
	United States Treasury Note/Bond	4.250%	1/31/2030	424,659	434,678
	United States Treasury Note/Bond	1.500%	2/15/2030	397,958	363,043
	United States Treasury Note/Bond	4.000%	2/28/2030	724,569	734,758
	United States Treasury Note/Bond	3.625%	3/31/2030	232,935	232,407
	United States Treasury Note/Bond	4.000%	3/31/2030	426,770	432,638
	United States Treasury Note/Bond	3.500%	4/30/2030	255,426	253,431
	United States Treasury Note/Bond	3.875%	4/30/2030	466,203	470,173
	United States Treasury Note/Bond	0.625%	5/15/2030	554,036	481,492
	United States Treasury Note/Bond	6.250%	5/15/2030	47,714	52,862
	United States Treasury Note/Bond	3.750%	5/31/2030	231,240	231,836
	United States Treasury Note/Bond	4.000%	5/31/2030	462,652	469,122
	United States Treasury Note/Bond	3.750%	6/30/2030	256,811	257,473
	United States Treasury Note/Bond	3.875%	6/30/2030	399,223	402,560
	United States Treasury Note/Bond	3.875%	7/31/2030	392,424	395,612
	United States Treasury Note/Bond	4.000%	7/31/2030	237,664	240,783
	United States Treasury Note/Bond	0.625%	8/15/2030	700,804	603,786
[1]	United States Treasury Note/Bond	3.625%	8/31/2030	461,316	459,947
	United States Treasury Note/Bond	4.125%	8/31/2030	240,976	245,494
	United States Treasury Note/Bond	4.625%	9/30/2030	241,788	251,837
12

Intermediate-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.875%	10/31/2030	270,070	284,502
	United States Treasury Note/Bond	0.875%	11/15/2030	719,044	623,321
	United States Treasury Note/Bond	4.375%	11/30/2030	279,580	288,033
	United States Treasury Note/Bond	3.750%	12/31/2030	275,085	275,171
	United States Treasury Note/Bond	4.000%	1/31/2031	284,871	288,276
	United States Treasury Note/Bond	1.125%	2/15/2031	693,395	605,556
	United States Treasury Note/Bond	5.375%	2/15/2031	9,311	10,027
	United States Treasury Note/Bond	4.250%	2/28/2031	271,144	277,679
	United States Treasury Note/Bond	4.125%	3/31/2031	248,969	253,384
	United States Treasury Note/Bond	4.625%	4/30/2031	261,910	273,072
	United States Treasury Note/Bond	1.625%	5/15/2031	722,783	643,390
	United States Treasury Note/Bond	4.625%	5/31/2031	316,143	329,591
	United States Treasury Note/Bond	4.250%	6/30/2031	251,161	256,969
	United States Treasury Note/Bond	4.125%	7/31/2031	251,543	255,690
	United States Treasury Note/Bond	1.250%	8/15/2031	798,167	689,666
	United States Treasury Note/Bond	3.750%	8/31/2031	292,356	291,248
	United States Treasury Note/Bond	3.625%	9/30/2031	295,227	291,906
	United States Treasury Note/Bond	4.125%	10/31/2031	301,692	306,312
	United States Treasury Note/Bond	1.375%	11/15/2031	742,517	641,581
	United States Treasury Note/Bond	4.125%	11/30/2031	293,717	298,111
	United States Treasury Note/Bond	4.500%	12/31/2031	252,220	261,196
	United States Treasury Note/Bond	4.375%	1/31/2032	252,994	260,110
	United States Treasury Note/Bond	1.875%	2/15/2032	697,689	618,109
	United States Treasury Note/Bond	4.125%	2/29/2032	314,517	318,854
	United States Treasury Note/Bond	4.125%	3/31/2032	254,528	257,958
	United States Treasury Note/Bond	4.000%	4/30/2032	310,655	312,500
	United States Treasury Note/Bond	2.875%	5/15/2032	708,278	665,256
	United States Treasury Note/Bond	4.125%	5/31/2032	314,081	318,105
	United States Treasury Note/Bond	4.000%	6/30/2032	231,212	232,422
	United States Treasury Note/Bond	4.000%	7/31/2032	229,288	230,372
	United States Treasury Note/Bond	2.750%	8/15/2032	660,868	613,549
[1]	United States Treasury Note/Bond	3.875%	8/31/2032	290,109	289,248
	United States Treasury Note/Bond	4.125%	11/15/2032	635,927	643,056
	United States Treasury Note/Bond	3.500%	2/15/2033	643,085	623,340
	United States Treasury Note/Bond	3.375%	5/15/2033	678,986	650,819
	United States Treasury Note/Bond	3.875%	8/15/2033	738,992	731,313
	United States Treasury Note/Bond	4.500%	11/15/2033	774,537	798,712
	United States Treasury Note/Bond	4.000%	2/15/2034	813,195	808,526
	United States Treasury Note/Bond	4.375%	5/15/2034	812,210	828,200
	United States Treasury Note/Bond	3.875%	8/15/2034	802,175	786,445
	United States Treasury Note/Bond	4.250%	11/15/2034	780,844	785,999
	United States Treasury Note/Bond	4.625%	2/15/2035	769,198	795,609
	United States Treasury Note/Bond	4.250%	5/15/2035	765,678	768,310
	United States Treasury Note/Bond	4.250%	8/15/2035	276,741	277,336
Total U.S. Government and Agency Obligations (Cost $40,274,452)					40,456,288
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund (Cost $153,844)	4.362%		1,538,598	153,845
Total Investments (99.4%) (Cost $40,428,296)					40,610,133
Other Assets and Liabilities—Net (0.6%)					246,138
Net Assets (100%)					40,856,271
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Intermediate-Term Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $40,274,452)	40,456,288
Affiliated Issuers (Cost $153,844)	153,845
Total Investments in Securities	40,610,133
Investment in Vanguard	1,017
Receivables for Investment Securities Sold	2,180,227
Receivables for Accrued Income	345,331
Receivables for Capital Shares Issued	4,428
Total Assets	43,141,136
Liabilities
Payables for Investment Securities Purchased	2,275,604
Payables for Capital Shares Redeemed	6,431
Payables for Distributions	2,223
Payables to Vanguard	607
Total Liabilities	2,284,865
Net Assets	40,856,271
At August 31, 2025, net assets consisted of:

Paid-in Capital	41,859,863
Total Distributable Earnings (Loss)	(1,003,592)
Net Assets	40,856,271

ETF Shares—Net Assets
Applicable to 549,564,478 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,002,683
Net Asset Value Per Share—ETF Shares	$60.05

Admiral™ Shares—Net Assets
Applicable to 234,864,119 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,749,656
Net Asset Value Per Share—Admiral Shares	$20.22

Institutional Shares—Net Assets
Applicable to 123,682,543 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,103,932
Net Asset Value Per Share—Institutional Shares	$25.10
See accompanying Notes, which are an integral part of the Financial Statements.
14

Intermediate-Term Treasury Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest[1]	1,497,523
Total Income	1,497,523
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,103
Management and Administrative—ETF Shares	6,241
Management and Administrative—Admiral Shares	2,433
Management and Administrative—Institutional Shares	1,065
Marketing and Distribution—ETF Shares	1,509
Marketing and Distribution—Admiral Shares	237
Marketing and Distribution—Institutional Shares	102
Custodian Fees	109
Auditing Fees	38
Shareholders’ Reports and Proxy Fees—ETF Shares	1,876
Shareholders’ Reports and Proxy Fees—Admiral Shares	84
Shareholders’ Reports and Proxy Fees—Institutional Shares	61
Trustees’ Fees and Expenses	23
Other Expenses	27
Total Expenses	14,908
Net Investment Income	1,482,615
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(110,960)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	214,137
Net Increase (Decrease) in Net Assets Resulting from Operations	1,585,792
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,072, ($6), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $121,281 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Intermediate-Term Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025	2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,482,615	1,072,811
Realized Net Gain (Loss)	(110,960)	(412,583)
Change in Unrealized Appreciation (Depreciation)	214,137	1,518,690
Net Increase (Decrease) in Net Assets Resulting from Operations	1,585,792	2,178,918
Distributions
ETF Shares	(1,182,620)	(804,062)
Admiral Shares	(171,860)	(132,278)
Institutional Shares	(116,030)	(82,836)
Total Distributions	(1,470,510)	(1,019,176)
Capital Share Transactions
ETF Shares	2,596,746	12,363,609
Admiral Shares	288,580	1,155,785
Institutional Shares	544,805	269,280
Net Increase (Decrease) from Capital Share Transactions	3,430,131	13,788,674
Total Increase (Decrease)	3,545,413	14,948,416
Net Assets
Beginning of Period	37,310,858	22,362,442
End of Period	40,856,271	37,310,858
See accompanying Notes, which are an integral part of the Financial Statements.
16

Intermediate-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$59.93	$58.20	$60.34	$68.27	$70.46
Investment Operations
Net Investment Income[1]	2.257	2.071	1.473	.858	.809
Net Realized and Unrealized Gain (Loss) on Investments	.108	1.615	(2.221)	(7.617)	(1.692)
Total from Investment Operations	2.365	3.686	(.748)	(6.759)	(.883)
Distributions
Dividends from Net Investment Income	(2.245)	(1.956)	(1.392)	(.805)	(.820)
Distributions from Realized Capital Gains	—	—	—	(.366)	(.487)
Total Distributions	(2.245)	(1.956)	(1.392)	(1.171)	(1.307)
Net Asset Value, End of Period	$60.05	$59.93	$58.20	$60.34	$68.27
Total Return	4.07%	6.49%	-1.25%	-10.01%	-1.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,003	$30,317	$16,995	$11,726	$8,147
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	3.82%	3.55%	2.50%	1.34%	1.18%
Portfolio Turnover Rate[3]	55%	52%	36%	36%	33%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Intermediate-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.18	$19.62	$20.35	$23.04	$23.78
Investment Operations
Net Investment Income[1]	.757	.691	.490	.283	.267
Net Realized and Unrealized Gain (Loss) on Investments	.038	.541	(.741)	(2.575)	(.577)
Total from Investment Operations	.795	1.232	(.251)	(2.292)	(.310)
Distributions
Dividends from Net Investment Income	(.755)	(.672)	(.479)	(.274)	(.265)
Distributions from Realized Capital Gains	—	—	—	(.124)	(.165)
Total Distributions	(.755)	(.672)	(.479)	(.398)	(.430)
Net Asset Value, End of Period	$20.22	$20.18	$19.62	$20.35	$23.04
Total Return[2]	4.05%	6.43%	-1.24%	-10.05%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,750	$4,450	$3,165	$2,886	$2,646
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	3.79%	3.51%	2.46%	1.31%	1.15%
Portfolio Turnover Rate[4]	55%	52%	36%	36%	33%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Intermediate-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.05	$24.34	$25.26	$28.60	$29.51
Investment Operations
Net Investment Income[1]	.944	.859	.615	.355	.337
Net Realized and Unrealized Gain (Loss) on Investments	.048	.690	(.935)	(3.195)	(.709)
Total from Investment Operations	.992	1.549	(.320)	(2.840)	(.372)
Distributions
Dividends from Net Investment Income	(.942)	(.839)	(.600)	(.346)	(.334)
Distributions from Realized Capital Gains	—	—	—	(.154)	(.204)
Total Distributions	(.942)	(.839)	(.600)	(.500)	(.538)
Net Asset Value, End of Period	$25.10	$25.05	$24.34	$25.26	$28.60
Total Return	4.08%	6.51%	-1.27%	-10.03%	-1.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,104	$2,544	$2,203	$1,700	$1,725
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	3.82%	3.52%	2.49%	1.32%	1.17%
Portfolio Turnover Rate[3]	55%	52%	36%	36%	33%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Intermediate-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,017,000, representing less than 0.01% of the fund’s net assets and 0.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
20

Intermediate-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	40,456,288	—	40,456,288
Temporary Cash Investments	153,845	—	—	153,845
Total	153,845	40,456,288	—	40,610,133
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	121,229
Total Distributable Earnings (Loss)	(121,229)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	107,916
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	178,386
Capital Loss Carryforwards	(1,287,671)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,223)
Total	(1,003,592)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,470,510	1,019,176
Long-Term Capital Gains	—	—
Total	1,470,510	1,019,176
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	40,431,747
Gross Unrealized Appreciation	503,380
Gross Unrealized Depreciation	(324,994)
Net Unrealized Appreciation (Depreciation)	178,386
21

Intermediate-Term Treasury Index Fund
E.  During the year ended August 31, 2025, the fund purchased $21,641,362,000 of investment securities and sold $21,049,376,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $8,368,011,000 and $5,812,118,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	8,464,431	143,053	13,870,779	239,803
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,867,685)	(99,350)	(1,507,170)	(25,950)
Net Increase (Decrease)—ETF Shares	2,596,746	43,703	12,363,609	213,853
Admiral Shares
Issued	1,263,365	63,399	2,136,180	108,960
Issued in Lieu of Cash Distributions	151,148	7,571	114,668	5,830
Redeemed	(1,125,933)	(56,568)	(1,095,063)	(55,646)
Net Increase (Decrease)—Admiral Shares	288,580	14,402	1,155,785	59,144
Institutional Shares
Issued	1,437,607	58,199	751,351	30,797
Issued in Lieu of Cash Distributions	108,812	4,393	76,414	3,133
Redeemed	(1,001,614)	(40,476)	(558,485)	(22,835)
Net Increase (Decrease)—Institutional Shares	544,805	22,116	269,280	11,095
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
22

Long-Term Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	4.500%	2/15/2036	34,049	34,879
	United States Treasury Note/Bond	4.750%	2/15/2037	16,547	17,201
	United States Treasury Note/Bond	5.000%	5/15/2037	25,955	27,554
	United States Treasury Note/Bond	4.375%	2/15/2038	28,453	28,355
	United States Treasury Note/Bond	4.500%	5/15/2038	31,433	31,729
	United States Treasury Note/Bond	3.500%	2/15/2039	32,389	29,180
	United States Treasury Note/Bond	4.250%	5/15/2039	58,246	56,499
	United States Treasury Note/Bond	4.500%	8/15/2039	64,985	64,459
	United States Treasury Note/Bond	4.375%	11/15/2039	71,277	69,584
	United States Treasury Note/Bond	4.625%	2/15/2040	70,611	70,699
	United States Treasury Note/Bond	1.125%	5/15/2040	201,938	125,517
	United States Treasury Note/Bond	4.375%	5/15/2040	66,996	65,156
	United States Treasury Note/Bond	1.125%	8/15/2040	244,071	150,066
	United States Treasury Note/Bond	3.875%	8/15/2040	63,862	58,466
	United States Treasury Note/Bond	1.375%	11/15/2040	281,150	178,959
	United States Treasury Note/Bond	4.250%	11/15/2040	63,998	61,038
	United States Treasury Note/Bond	1.875%	2/15/2041	335,147	230,099
	United States Treasury Note/Bond	4.750%	2/15/2041	72,842	73,414
	United States Treasury Note/Bond	2.250%	5/15/2041	255,512	185,007
	United States Treasury Note/Bond	4.375%	5/15/2041	67,342	64,862
	United States Treasury Note/Bond	1.750%	8/15/2041	356,748	235,997
	United States Treasury Note/Bond	3.750%	8/15/2041	62,139	55,332
	United States Treasury Note/Bond	2.000%	11/15/2041	319,330	218,803
	United States Treasury Note/Bond	3.125%	11/15/2041	63,941	52,080
	United States Treasury Note/Bond	2.375%	2/15/2042	259,818	187,881
	United States Treasury Note/Bond	3.125%	2/15/2042	74,185	60,116
	United States Treasury Note/Bond	3.000%	5/15/2042	64,860	51,402
	United States Treasury Note/Bond	3.250%	5/15/2042	225,386	185,239
	United States Treasury Note/Bond	2.750%	8/15/2042	72,158	54,773
	United States Treasury Note/Bond	3.375%	8/15/2042	203,566	169,715
	United States Treasury Note/Bond	2.750%	11/15/2042	111,549	84,219
	United States Treasury Note/Bond	4.000%	11/15/2042	201,462	182,394
	United States Treasury Note/Bond	3.125%	2/15/2043	102,236	81,474
	United States Treasury Note/Bond	3.875%	2/15/2043	201,357	178,830
	United States Treasury Note/Bond	2.875%	5/15/2043	148,998	113,850
	United States Treasury Note/Bond	3.875%	5/15/2043	201,732	178,793
	United States Treasury Note/Bond	3.625%	8/15/2043	107,196	91,389
	United States Treasury Note/Bond	4.375%	8/15/2043	220,117	208,079
	United States Treasury Note/Bond	3.750%	11/15/2043	118,191	102,286
	United States Treasury Note/Bond	4.750%	11/15/2043	220,179	218,123
	United States Treasury Note/Bond	3.625%	2/15/2044	122,796	104,108
	United States Treasury Note/Bond	4.500%	2/15/2044	214,452	205,539
	United States Treasury Note/Bond	3.375%	5/15/2044	107,496	87,530
	United States Treasury Note/Bond	4.625%	5/15/2044	214,486	208,638
	United States Treasury Note/Bond	3.125%	8/15/2044	142,613	111,394
	United States Treasury Note/Bond	4.125%	8/15/2044	220,292	200,079
	United States Treasury Note/Bond	3.000%	11/15/2044	117,925	89,950
	United States Treasury Note/Bond	4.625%	11/15/2044	220,333	213,766
	United States Treasury Note/Bond	2.500%	2/15/2045	164,930	114,865
	United States Treasury Note/Bond	4.750%	2/15/2045	216,355	213,135
	United States Treasury Note/Bond	3.000%	5/15/2045	73,587	55,773
	United States Treasury Note/Bond	5.000%	5/15/2045	216,137	219,734
	United States Treasury Note/Bond	2.875%	8/15/2045	95,364	70,506
[1]	United States Treasury Note/Bond	4.875%	8/15/2045	81,610	81,702
	United States Treasury Note/Bond	3.000%	11/15/2045	63,917	48,165
	United States Treasury Note/Bond	2.500%	2/15/2046	125,328	85,914
	United States Treasury Note/Bond	2.500%	5/15/2046	117,237	80,092
	United States Treasury Note/Bond	2.250%	8/15/2046	162,986	105,482
	United States Treasury Note/Bond	2.875%	11/15/2046	64,693	47,064
23

Long-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	2/15/2047	128,977	95,730
	United States Treasury Note/Bond	3.000%	5/15/2047	111,991	82,869
	United States Treasury Note/Bond	2.750%	8/15/2047	161,136	113,399
	United States Treasury Note/Bond	2.750%	11/15/2047	162,598	114,123
	United States Treasury Note/Bond	3.000%	2/15/2048	195,303	143,235
	United States Treasury Note/Bond	3.125%	5/15/2048	206,640	154,697
	United States Treasury Note/Bond	3.000%	8/15/2048	220,791	161,074
	United States Treasury Note/Bond	3.375%	11/15/2048	236,134	184,249
	United States Treasury Note/Bond	3.000%	2/15/2049	249,169	180,910
	United States Treasury Note/Bond	2.875%	5/15/2049	236,422	167,130
	United States Treasury Note/Bond	2.250%	8/15/2049	227,534	140,360
	United States Treasury Note/Bond	2.375%	11/15/2049	207,993	131,556
	United States Treasury Note/Bond	2.000%	2/15/2050	265,042	152,979
	United States Treasury Note/Bond	1.250%	5/15/2050	294,501	138,680
	United States Treasury Note/Bond	1.375%	8/15/2050	339,410	163,885
	United States Treasury Note/Bond	1.625%	11/15/2050	334,421	172,423
	United States Treasury Note/Bond	1.875%	2/15/2051	383,130	210,647
	United States Treasury Note/Bond	2.375%	5/15/2051	386,296	239,941
	United States Treasury Note/Bond	2.000%	8/15/2051	374,186	211,064
	United States Treasury Note/Bond	1.875%	11/15/2051	356,841	194,158
	United States Treasury Note/Bond	2.250%	2/15/2052	326,490	195,078
	United States Treasury Note/Bond	2.875%	5/15/2052	301,389	207,758
	United States Treasury Note/Bond	3.000%	8/15/2052	295,057	208,557
	United States Treasury Note/Bond	4.000%	11/15/2052	289,748	248,561
	United States Treasury Note/Bond	3.625%	2/15/2053	289,286	231,519
	United States Treasury Note/Bond	3.625%	5/15/2053	290,585	232,298
	United States Treasury Note/Bond	4.125%	8/15/2053	320,463	280,668
	United States Treasury Note/Bond	4.750%	11/15/2053	336,649	327,194
	United States Treasury Note/Bond	4.250%	2/15/2054	352,369	315,274
	United States Treasury Note/Bond	4.625%	5/15/2054	352,397	335,699
	United States Treasury Note/Bond	4.250%	8/15/2054	351,306	314,323
	United States Treasury Note/Bond	4.500%	11/15/2054	351,440	328,102
	United States Treasury Note/Bond	4.625%	2/15/2055	352,380	335,972
	United States Treasury Note/Bond	4.750%	5/15/2055	352,329	342,791
	United States Treasury Note/Bond	4.750%	8/15/2055	127,547	124,144
Total U.S. Government and Agency Obligations (Cost $15,654,093)					13,857,981
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2]	Vanguard Market Liquidity Fund (Cost $157,336)	4.362%		1,573,514	157,336
Total Investments (100.1%) (Cost $15,811,429)					14,015,317
Other Assets and Liabilities—Net (-0.1%)					(10,511)
Net Assets (100%)					14,004,806
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Long-Term Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,654,093)	13,857,981
Affiliated Issuers (Cost $157,336)	157,336
Total Investments in Securities	14,015,317
Investment in Vanguard	366
Cash	35
Receivables for Investment Securities Sold	90,073
Receivables for Accrued Income	98,843
Receivables for Capital Shares Issued	873
Total Assets	14,205,507
Liabilities
Payables for Investment Securities Purchased	198,392
Payables for Capital Shares Redeemed	1,359
Payables for Distributions	735
Payables to Vanguard	215
Total Liabilities	200,701
Net Assets	14,004,806
At August 31, 2025, net assets consisted of:

Paid-in Capital	18,626,125
Total Distributable Earnings (Loss)	(4,621,319)
Net Assets	14,004,806

ETF Shares—Net Assets
Applicable to 177,690,675 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,831,770
Net Asset Value Per Share—ETF Shares	$55.33

Admiral™ Shares—Net Assets
Applicable to 72,020,026 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,335,503
Net Asset Value Per Share—Admiral Shares	$18.54

Institutional Shares—Net Assets
Applicable to 120,562,388 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,837,533
Net Asset Value Per Share—Institutional Shares	$23.54
See accompanying Notes, which are an integral part of the Financial Statements.
25

Long-Term Treasury Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest[1]	661,670
Total Income	661,670
Expenses
The Vanguard Group—Note B
Investment Advisory Services	418
Management and Administrative—ETF Shares	963
Management and Administrative—Admiral Shares	730
Management and Administrative—Institutional Shares	1,135
Marketing and Distribution—ETF Shares	509
Marketing and Distribution—Admiral Shares	73
Marketing and Distribution—Institutional Shares	103
Custodian Fees	62
Auditing Fees	38
Shareholders’ Reports and Proxy Fees—ETF Shares	1,882
Shareholders’ Reports and Proxy Fees—Admiral Shares	44
Shareholders’ Reports and Proxy Fees—Institutional Shares	3
Trustees’ Fees and Expenses	9
Other Expenses	27
Total Expenses	5,996
Net Investment Income	655,674
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(927,936)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(518,669)
Net Increase (Decrease) in Net Assets Resulting from Operations	(790,931)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,871, ($8), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $90,459 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Long-Term Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	655,674	617,444
Realized Net Gain (Loss)	(927,936)	(937,118)
Change in Unrealized Appreciation (Depreciation)	(518,669)	1,384,727
Net Increase (Decrease) in Net Assets Resulting from Operations	(790,931)	1,065,053
Distributions
ETF Shares	(472,494)	(416,449)
Admiral Shares	(60,419)	(48,751)
Institutional Shares	(132,873)	(126,687)
Total Distributions	(665,786)	(591,887)
Capital Share Transactions
ETF Shares	(3,361,315)	6,510,463
Admiral Shares	(49,221)	399,138
Institutional Shares	(238,670)	290,178
Net Increase (Decrease) from Capital Share Transactions	(3,649,206)	7,199,779
Total Increase (Decrease)	(5,105,923)	7,672,945
Net Assets
Beginning of Period	19,110,729	11,437,784
End of Period	14,004,806	19,110,729
See accompanying Notes, which are an integral part of the Financial Statements.
27

Long-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$60.50	$59.98	$68.45	$90.37	$98.93
Investment Operations
Net Investment Income[1]	2.450	2.348	2.008	1.718	1.645
Net Realized and Unrealized Gain (Loss) on Investments	(5.150)	.434	(8.567)	(21.974)	(8.289)
Total from Investment Operations	(2.700)	2.782	(6.559)	(20.256)	(6.644)
Distributions
Dividends from Net Investment Income	(2.470)	(2.262)	(1.911)	(1.664)	(1.625)
Distributions from Realized Capital Gains	—	—	—	—	(.291)
Total Distributions	(2.470)	(2.262)	(1.911)	(1.664)	(1.916)
Net Asset Value, End of Period	$55.33	$60.50	$59.98	$68.45	$90.37
Total Return	-4.52%	4.89%	-9.70%	-22.69%	-6.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,832	$14,243	$7,322	$3,813	$2,366
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.30%	4.04%	3.19%	2.19%	1.81%
Portfolio Turnover Rate[3]	20%	21%	20%	19%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Long-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.28	$20.12	$22.98	$30.35	$33.24
Investment Operations
Net Investment Income[1]	.819	.781	.659	.565	.545
Net Realized and Unrealized Gain (Loss) on Investments	(1.731)	.142	(2.873)	(7.380)	(2.799)
Total from Investment Operations	(.912)	.923	(2.214)	(6.815)	(2.254)
Distributions
Dividends from Net Investment Income	(.828)	(.763)	(.646)	(.555)	(.538)
Distributions from Realized Capital Gains	—	—	—	—	(.098)
Total Distributions	(.828)	(.763)	(.646)	(.555)	(.636)
Net Asset Value, End of Period	$18.54	$20.28	$20.12	$22.98	$30.35
Total Return[2]	-4.53%	4.83%	-9.73%	-22.69%	-6.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,336	$1,515	$1,089	$1,369	$1,947
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.29%	4.00%	3.10%	2.09%	1.79%
Portfolio Turnover Rate[4]	20%	21%	20%	19%	22%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Long-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.74	$25.54	$29.16	$38.52	$42.19
Investment Operations
Net Investment Income[1]	1.045	.995	.847	.727	.699
Net Realized and Unrealized Gain (Loss) on Investments	(2.190)	.178	(3.641)	(9.376)	(3.554)
Total from Investment Operations	(1.145)	1.173	(2.794)	(8.649)	(2.855)
Distributions
Dividends from Net Investment Income	(1.055)	(.973)	(.826)	(.711)	(.691)
Distributions from Realized Capital Gains	—	—	—	—	(.124)
Total Distributions	(1.055)	(.973)	(.826)	(.711)	(.815)
Net Asset Value, End of Period	$23.54	$25.74	$25.54	$29.16	$38.52
Total Return	-4.48%	4.84%	-9.68%	-22.69%	-6.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,838	$3,352	$3,026	$2,586	$2,038
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.31%	4.02%	3.14%	2.15%	1.82%
Portfolio Turnover Rate[3]	20%	21%	20%	19%	22%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Long-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $366,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
31

Long-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	13,857,981	—	13,857,981
Temporary Cash Investments	157,336	—	—	157,336
Total	157,336	13,857,981	—	14,015,317
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	90,427
Total Distributable Earnings (Loss)	(90,427)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	38,631
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,846,827)
Capital Loss Carryforwards	(2,812,388)
Qualified Late-Year Losses	—
Other Temporary Differences	(735)
Total	(4,621,319)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	665,786	591,887
Long-Term Capital Gains	—	—
Total	665,786	591,887
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,862,144
Gross Unrealized Appreciation	2,732
Gross Unrealized Depreciation	(1,849,559)
Net Unrealized Appreciation (Depreciation)	(1,846,827)
32

Long-Term Treasury Index Fund
E.  During the year ended August 31, 2025, the fund purchased $3,018,607,000 of investment securities and sold $3,383,509,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,814,811,000 and $6,139,826,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,856,584	49,925	7,746,212	134,494
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,217,899)	(107,675)	(1,235,749)	(21,125)
Net Increase (Decrease)—ETF Shares	(3,361,315)	(57,750)	6,510,463	113,369
Admiral Shares
Issued	434,841	22,732	765,950	39,433
Issued in Lieu of Cash Distributions	51,440	2,696	40,186	2,067
Redeemed	(535,502)	(28,107)	(406,998)	(20,940)
Net Increase (Decrease)—Admiral Shares	(49,221)	(2,679)	399,138	20,560
Institutional Shares
Issued	597,744	24,808	950,939	38,353
Issued in Lieu of Cash Distributions	132,370	5,468	125,320	5,087
Redeemed	(968,784)	(39,914)	(786,081)	(31,748)
Net Increase (Decrease)—Institutional Shares	(238,670)	(9,638)	290,178	11,692
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
33

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund and Vanguard Long-Term Treasury Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund and Vanguard Long-Term Treasury Index Fund (three of the funds constituting Vanguard Scottsdale Funds, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
34

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Short-Term Treasury Index Fund	1,073,275
Intermediate-Term Treasury Index Fund	1,481,141
Long-Term Treasury Index Fund	654,963
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Short-Term Treasury Index Fund	100.0%
Intermediate-Term Treasury Index Fund	100.0
Long-Term Treasury Index Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Short-Term Treasury Index Fund	100.0%
Intermediate-Term Treasury Index Fund	100.0
Long-Term Treasury Index Fund	100.0

Q16420 102025
35

Financial Statements
For the year ended August 31, 2025
Vanguard Mortgage-Backed Securities Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Mortgage-Backed Securities Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.5%)
Conventional Mortgage-Backed Securities (99.5%)
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/2028–12/1/2031	1,578	1,528
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	23,266	22,543
[1,2]	Freddie Mac Gold Pool	3.000%	1/1/2026–6/1/2049	133,180	122,610
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/2025–2/1/2049	124,238	116,232
[1,2]	Freddie Mac Gold Pool	4.000%	10/1/2025–6/1/2049	93,071	89,447
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/2028–11/1/2048	38,945	38,549
[1,2]	Freddie Mac Gold Pool	5.000%	9/1/2025–11/1/2048	12,165	12,348
[1,2]	Freddie Mac Gold Pool	5.500%	10/1/2026–6/1/2041	10,547	10,938
[1,2]	Freddie Mac Gold Pool	6.000%	11/1/2028–5/1/2040	4,702	4,972
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/2028–12/1/2038	58	58
[1]	Ginnie Mae I Pool	2.500%	6/15/2027–6/15/2028	39	37
[1]	Ginnie Mae I Pool	3.000%	1/15/2026–8/15/2043	6,976	6,359
[1]	Ginnie Mae I Pool	3.500%	2/15/2026–9/15/2049	12,363	11,593
[1]	Ginnie Mae I Pool	4.000%	9/15/2025–6/15/2049	9,144	8,848
[1]	Ginnie Mae I Pool	4.500%	8/15/2033–7/15/2049	13,496	13,423
[1]	Ginnie Mae I Pool	5.000%	3/15/2034–4/15/2041	5,315	5,401
[1]	Ginnie Mae I Pool	6.500%	10/15/2028–1/15/2039	35	35
[1]	Ginnie Mae II Pool	1.500%	2/20/2051–12/20/2051	12,248	9,614
[1,3]	Ginnie Mae II Pool	2.000%	8/20/2050–9/15/2055	501,649	410,898
[1,3]	Ginnie Mae II Pool	2.500%	6/20/2027–9/15/2055	498,951	425,448
[1,3]	Ginnie Mae II Pool	3.000%	10/20/2026–9/15/2055	493,601	440,422
[1,3]	Ginnie Mae II Pool	3.500%	12/20/2025–9/15/2055	400,144	368,969
[1,3]	Ginnie Mae II Pool	4.000%	9/20/2025–9/15/2055	300,560	284,597
[1,3]	Ginnie Mae II Pool	4.500%	2/20/2039–9/15/2055	379,684	368,740
[1,3]	Ginnie Mae II Pool	5.000%	2/20/2039–9/15/2055	523,788	520,018
[1,3]	Ginnie Mae II Pool	5.500%	2/20/2049–9/15/2055	629,365	635,544
[1,3]	Ginnie Mae II Pool	6.000%	12/20/2052–9/15/2055	402,224	411,657
[1,3]	Ginnie Mae II Pool	6.500%	10/20/2028–9/15/2055	150,143	155,079
[1]	Ginnie Mae II Pool	7.000%	4/20/2038–12/20/2054	28,439	29,424
[1]	Ginnie Mae II Pool	7.500%	1/20/2054–2/20/2054	1,599	1,657
[1,2]	UMBS Pool	1.500%	7/1/2035–4/1/2052	646,145	526,765
[1,2,3]	UMBS Pool	2.000%	11/1/2027–9/25/2055	2,768,684	2,283,365
[1,2,3]	UMBS Pool	2.500%	3/1/2027–10/25/2055	1,941,467	1,653,744
[1,2,3]	UMBS Pool	3.000%	11/1/2026–10/25/2055	1,186,180	1,055,823
[1,2,3]	UMBS Pool	3.500%	9/1/2025–10/25/2055	764,394	705,567
[1,2,3]	UMBS Pool	4.000%	9/1/2025–9/25/2055	676,734	642,421
[1,2,3]	UMBS Pool	4.500%	3/1/2029–2/1/2055	612,453	596,579
[1,2,3]	UMBS Pool	5.000%	9/1/2025–9/25/2055	962,861	957,093
[1,2,3]	UMBS Pool	5.500%	12/1/2030–9/25/2055	1,350,670	1,367,044
[1,2,3]	UMBS Pool	6.000%	12/1/2025–9/25/2055	1,317,344	1,353,350
[1,2,3]	UMBS Pool	6.500%	11/1/2052–9/25/2055	603,624	628,867
[1,2,3]	UMBS Pool	7.000%	10/1/2033–9/25/2055	120,125	126,647
[1,2]	UMBS Pool	7.500%	11/1/2053–1/1/2054	6,764	7,237
					16,431,490
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.186%	12/1/2041	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/2037	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/2043	55	56
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.272%	10/1/2037	15	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.285%	7/1/2043	83	85
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.647%	6/1/2043	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/2038	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.611%	10/1/2042	19	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.861%	10/1/2039	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.202%	9/1/2042	80	83
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.534%	12/1/2040	18	19
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.713%	6.951%	8/1/2039	12	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.725%	5/1/2042	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.697%	5/1/2042	3	3
1

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.792%	6.984%	3/1/2042	13	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.873%	8/1/2042	24	25
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.800%	6.649%	11/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/2041	20	21
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/2040	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/2040	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/2041	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/2042	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/2041	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.691%	12/1/2041	16	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.823%	6.699%	3/1/2041	18	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.827%	6.590%	9/1/2040	9	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/2041	10	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.832%	6.524%	2/1/2042	19	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/2039	30	31
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.140%	11/1/2043	25	25
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.596%	2/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/2040	2	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.835%	6.870%	2/1/2042	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	10	10
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.489%	9/1/2040	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.834%	12/1/2039	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.812%	2/1/2041	16	17
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	4	4
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	7/20/2041–8/20/2041	23	24
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	11/20/2040–12/20/2042	82	83
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/2041–4/20/2041	70	71
[1,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	1	1
[1,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/2040	2	2
					785
Total U.S. Government and Agency Obligations (Cost $17,340,676)					16,432,275
				Shares
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[5]	Vanguard Market Liquidity Fund (Cost $372,413)	4.362%		3,724,563	372,419
Total Investments (101.7%) (Cost $17,713,089)					16,804,694
Other Assets and Liabilities—Net (-1.7%)					(287,174)
Net Assets (100%)					16,517,520
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Mortgage-Backed Securities Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,340,676)	16,432,275
Affiliated Issuers (Cost $372,413)	372,419
Total Investments in Securities	16,804,694
Investment in Vanguard	416
Receivables for Investment Securities Sold	166,203
Receivables for Accrued Income	55,567
Receivables for Capital Shares Issued	97,442
Total Assets	17,124,322
Liabilities
Due to Custodian	40
Payables for Investment Securities Purchased	604,082
Payables for Capital Shares Redeemed	1,622
Payables for Distributions	827
Payables to Vanguard	231
Total Liabilities	606,802
Net Assets	16,517,520
At August 31, 2025, net assets consisted of:

Paid-in Capital	18,076,724
Total Distributable Earnings (Loss)	(1,559,204)
Net Assets	16,517,520

ETF Shares—Net Assets
Applicable to 317,885,023 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,805,187
Net Asset Value Per Share—ETF Shares	$46.57

Admiral™ Shares—Net Assets
Applicable to 51,963,907 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	964,898
Net Asset Value Per Share—Admiral Shares	$18.57

Institutional Shares—Net Assets
Applicable to 29,708,229 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	747,435
Net Asset Value Per Share—Institutional Shares	$25.16
See accompanying Notes, which are an integral part of the Financial Statements.
3

Mortgage-Backed Securities Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest[1]	790,246
Total Income	790,246
Expenses
The Vanguard Group—Note B
Investment Advisory Services	527
Management and Administrative—ETF Shares	1,999
Management and Administrative—Admiral Shares	394
Management and Administrative—Institutional Shares	235
Marketing and Distribution—ETF Shares	666
Marketing and Distribution—Admiral Shares	47
Marketing and Distribution—Institutional Shares	20
Custodian Fees	151
Auditing Fees	36
Shareholders’ Reports and Proxy Fees—ETF Shares	2,624
Shareholders’ Reports and Proxy Fees—Admiral Shares	93
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	11
Other Expenses	32
Total Expenses	6,837
Net Investment Income	783,409
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(485,187)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	308,866
Net Increase (Decrease) in Net Assets Resulting from Operations	607,088
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,335, $83, and ($6), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($370,167) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Mortgage-Backed Securities Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	783,409	722,863
Realized Net Gain (Loss)	(485,187)	(155,517)
Change in Unrealized Appreciation (Depreciation)	308,866	868,196
Net Increase (Decrease) in Net Assets Resulting from Operations	607,088	1,435,542
Distributions
ETF Shares	(723,838)	(658,018)
Admiral Shares	(37,393)	(42,257)
Institutional Shares	(28,346)	(11,768)
Total Distributions	(789,577)	(712,043)
Capital Share Transactions
ETF Shares	(3,412,979)	1,381,279
Admiral Shares	73,033	(385,820)
Institutional Shares	211,103	288,287
Net Increase (Decrease) from Capital Share Transactions	(3,128,843)	1,283,746
Total Increase (Decrease)	(3,311,332)	2,007,245
Net Assets
Beginning of Period	19,828,852	17,821,607
End of Period	16,517,520	19,828,852
See accompanying Notes, which are an integral part of the Financial Statements.
5

Mortgage-Backed Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.80	$45.23	$47.53	$53.47	$54.36
Investment Operations
Net Investment Income[1]	1.907	1.740	1.424	.842	.581
Net Realized and Unrealized Gain (Loss) on Investments	(.215)	1.546	(2.344)	(5.995)	(.768)
Total from Investment Operations	1.692	3.286	(.920)	(5.153)	(.187)
Distributions
Dividends from Net Investment Income	(1.922)	(1.716)	(1.380)	(.787)	(.594)
Distributions from Realized Capital Gains	—	—	—	—	(.109)
Total Distributions	(1.922)	(1.716)	(1.380)	(.787)	(.703)
Net Asset Value, End of Period	$46.57	$46.80	$45.23	$47.53	$53.47
Total Return	3.75%	7.49%	-1.94%	-9.71%	-0.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,805	$18,399	$16,343	$14,405	$15,055
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.15%	3.86%	3.10%	1.67%	1.08%
Portfolio Turnover Rate[3]	91%[4]	79%	101%	170%	316%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Includes 68%, 61%, 80%, 113%, and 237%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mortgage-Backed Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.67	$18.05	$18.98	$21.37	$21.72
Investment Operations
Net Investment Income[1]	.758	.689	.563	.328	.211
Net Realized and Unrealized Gain (Loss) on Investments	(.090)	.622	(.934)	(2.391)	(.292)
Total from Investment Operations	.668	1.311	(.371)	(2.063)	(.081)
Distributions
Dividends from Net Investment Income	(.768)	(.691)	(.559)	(.327)	(.225)
Distributions from Realized Capital Gains	—	—	—	—	(.044)
Total Distributions	(.768)	(.691)	(.559)	(.327)	(.269)
Net Asset Value, End of Period	$18.57	$18.67	$18.05	$18.98	$21.37
Total Return[2]	3.70%	7.47%	-1.96%	-9.72%	-0.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$965	$895	$1,242	$1,219	$1,419
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[3]	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.12%	3.82%	3.07%	1.62%	0.98%
Portfolio Turnover Rate[4]	91%[5]	79%	101%	170%	316%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Includes 68%, 61%, 80%, 113%, and 237%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mortgage-Backed Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.29	$24.45	$25.72	$28.96	$29.44
Investment Operations
Net Investment Income[1]	1.036	.941	.771	.467	.393
Net Realized and Unrealized Gain (Loss) on Investments	(.120)	.840	(1.278)	(3.258)	(.503)
Total from Investment Operations	.916	1.781	(.507)	(2.791)	(.110)
Distributions
Dividends from Net Investment Income	(1.046)	(.941)	(.763)	(.449)	(.311)
Distributions from Realized Capital Gains	—	—	—	—	(.059)
Total Distributions	(1.046)	(.941)	(.763)	(.449)	(.370)
Net Asset Value, End of Period	$25.16	$25.29	$24.45	$25.72	$28.96
Total Return	3.74%	7.50%	-1.98%	-9.70%	-0.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$747	$535	$237	$179	$122
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%[2]	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.16%	3.84%	3.10%	1.71%	1.35%
Portfolio Turnover Rate[3]	91%[4]	79%	101%	170%	316%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Includes 68%, 61%, 80%, 113%, and 237%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mortgage-Backed Securities Index Fund
Notes to Financial Statements
Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At August 31, 2025, counterparties had deposited in segregated accounts securities with a value of $376,000 and cash of $940,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
9

Mortgage-Backed Securities Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $416,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,432,275	—	16,432,275
Temporary Cash Investments	372,419	—	—	372,419
Total	372,419	16,432,275	—	16,804,694
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(372,633)
Total Distributable Earnings (Loss)	372,633
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization
10

Mortgage-Backed Securities Index Fund
adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	50,130
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(924,845)
Capital Loss Carryforwards	(683,662)
Qualified Late-Year Losses	—
Other Temporary Differences	(827)
Total	(1,559,204)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	789,577	712,043
Long-Term Capital Gains	—	—
Total	789,577	712,043
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,729,539
Gross Unrealized Appreciation	118,639
Gross Unrealized Depreciation	(1,043,484)
Net Unrealized Appreciation (Depreciation)	(924,845)
E.  During the year ended August 31, 2025, the fund purchased $17,907,313,000 of investment securities and sold $16,949,207,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $677,725,000 and $4,739,967,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,721,428	59,068	2,534,772	57,182
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,134,407)	(134,300)	(1,153,493)	(25,375)
Net Increase (Decrease)—ETF Shares	(3,412,979)	(75,232)	1,381,279	31,807
Admiral Shares
Issued	304,233	16,602	263,133	14,566
Issued in Lieu of Cash Distributions	27,759	1,509	32,367	1,800
Redeemed	(258,959)	(14,071)	(681,320)	(37,294)
Net Increase (Decrease)—Admiral Shares	73,033	4,040	(385,820)	(20,928)
Institutional Shares
Issued	318,666	12,850	294,915	11,767
Issued in Lieu of Cash Distributions	28,346	1,137	11,596	473
Redeemed	(135,909)	(5,446)	(18,224)	(750)
Net Increase (Decrease)—Institutional Shares	211,103	8,541	288,287	11,490
11

Mortgage-Backed Securities Index Fund
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Mortgage-Backed Securities Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Mortgage-Backed Securities Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The fund hereby designates for the fiscal year $12,310,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q16480 102025
14

Financial Statements
For the year ended August 31, 2025
Vanguard Total Corporate Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	65
Tax information	66

Total Corporate Bond ETF
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.6%)
U.S. Government Securities (0.6%)
[1]	United States Treasury Note/Bond	3.625%	8/31/2027	3,768	3,769
[1]	United States Treasury Note/Bond	3.625%	8/31/2030	1,190	1,186
	United States Treasury Note/Bond	4.250%	8/15/2035	905	907
[1]	United States Treasury Note/Bond	4.875%	8/15/2045	1,109	1,110
	United States Treasury Note/Bond	4.750%	5/15/2055	665	647
Total U.S. Government and Agency Obligations (Cost $7,625)					7,619
Corporate Bonds (97.7%)
Communications (7.0%)
	Alphabet Inc.	4.000%	5/15/2030	125	126
	Alphabet Inc.	1.100%	8/15/2030	725	634
	Alphabet Inc.	4.500%	5/15/2035	465	461
	Alphabet Inc.	2.050%	8/15/2050	155	85
	Alphabet Inc.	5.250%	5/15/2055	160	155
	Alphabet Inc.	2.250%	8/15/2060	725	376
	Alphabet Inc.	5.300%	5/15/2065	100	96
	America Movil SAB de CV	3.625%	4/22/2029	430	420
	America Movil SAB de CV	5.000%	1/20/2033	200	201
	America Movil SAB de CV	6.125%	3/30/2040	305	322
	America Movil SAB de CV	4.375%	7/16/2042	200	171
	America Movil SAB de CV	4.375%	4/22/2049	207	170
	AppLovin Corp.	5.125%	12/1/2029	485	496
	AppLovin Corp.	5.500%	12/1/2034	610	622
	AT&T Inc.	3.800%	2/15/2027	190	189
	AT&T Inc.	1.650%	2/1/2028	810	764
[2]	AT&T Inc.	4.100%	2/15/2028	1,195	1,194
	AT&T Inc.	4.350%	3/1/2029	258	259
[2]	AT&T Inc.	4.300%	2/15/2030	436	436
	AT&T Inc.	4.700%	8/15/2030	50	51
	AT&T Inc.	2.750%	6/1/2031	465	425
	AT&T Inc.	2.250%	2/1/2032	300	260
	AT&T Inc.	2.550%	12/1/2033	270	227
	AT&T Inc.	5.400%	2/15/2034	905	931
	AT&T Inc.	4.500%	5/15/2035	200	191
	AT&T Inc.	5.375%	8/15/2035	50	51
	AT&T Inc.	4.850%	3/1/2039	671	635
	AT&T Inc.	6.000%	8/15/2040	200	208
	AT&T Inc.	5.350%	9/1/2040	95	94
	AT&T Inc.	5.550%	8/15/2041	200	197
	AT&T Inc.	5.150%	3/15/2042	200	188
	AT&T Inc.	4.650%	6/1/2044	200	172
	AT&T Inc.	4.800%	6/15/2044	255	226
	AT&T Inc.	4.350%	6/15/2045	260	215
	AT&T Inc.	4.750%	5/15/2046	200	174
[2]	AT&T Inc.	5.150%	11/15/2046	315	289
	AT&T Inc.	5.650%	2/15/2047	405	404
	AT&T Inc.	5.450%	3/1/2047	265	250
	AT&T Inc.	4.500%	3/9/2048	170	140
	AT&T Inc.	4.550%	3/9/2049	200	164
	AT&T Inc.	5.150%	2/15/2050	1,445	1,295
	AT&T Inc.	3.500%	9/15/2053	1,550	1,036
	AT&T Inc.	3.550%	9/15/2055	495	329
	AT&T Inc.	6.050%	8/15/2056	100	101
	AT&T Inc.	3.800%	12/1/2057	1,035	712
	AT&T Inc.	3.650%	9/15/2059	1,157	765
	Baidu Inc.	3.625%	7/6/2027	200	198
	Baidu Inc.	4.375%	3/29/2028	200	201
	Baidu Inc.	4.875%	11/14/2028	200	204
	Baidu Inc.	2.375%	8/23/2031	200	181
1

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	200	188
	British Telecommunications plc	9.625%	12/15/2030	415	511
	Charter Communications Operating LLC	5.050%	3/30/2029	1,120	1,137
	Charter Communications Operating LLC	6.650%	2/1/2034	325	347
	Charter Communications Operating LLC	6.550%	6/1/2034	735	779
	Charter Communications Operating LLC	6.384%	10/23/2035	210	219
[1]	Charter Communications Operating LLC	5.850%	12/1/2035	95	95
	Charter Communications Operating LLC	5.375%	4/1/2038	685	641
	Charter Communications Operating LLC	3.500%	6/1/2041	200	144
	Charter Communications Operating LLC	6.484%	10/23/2045	635	617
	Charter Communications Operating LLC	5.375%	5/1/2047	205	174
	Charter Communications Operating LLC	5.750%	4/1/2048	1,090	972
	Charter Communications Operating LLC	3.900%	6/1/2052	1,325	876
	Charter Communications Operating LLC	5.250%	4/1/2053	289	236
[1]	Charter Communications Operating LLC	6.700%	12/1/2055	270	267
	Charter Communications Operating LLC	3.950%	6/30/2062	1,035	641
	Comcast Corp.	2.350%	1/15/2027	260	254
	Comcast Corp.	3.300%	2/1/2027	845	835
	Comcast Corp.	3.150%	2/15/2028	385	377
	Comcast Corp.	3.550%	5/1/2028	1,195	1,180
	Comcast Corp.	4.150%	10/15/2028	240	241
	Comcast Corp.	5.100%	6/1/2029	384	397
	Comcast Corp.	4.250%	10/15/2030	740	741
	Comcast Corp.	1.950%	1/15/2031	372	330
	Comcast Corp.	1.500%	2/15/2031	205	177
	Comcast Corp.	5.500%	11/15/2032	200	211
	Comcast Corp.	4.250%	1/15/2033	200	194
	Comcast Corp.	7.050%	3/15/2033	200	229
	Comcast Corp.	4.800%	5/15/2033	200	200
	Comcast Corp.	5.300%	6/1/2034	250	257
	Comcast Corp.	4.200%	8/15/2034	200	190
	Comcast Corp.	5.300%	5/15/2035	175	179
	Comcast Corp.	6.950%	8/15/2037	810	923
	Comcast Corp.	3.900%	3/1/2038	380	331
	Comcast Corp.	3.750%	4/1/2040	200	166
	Comcast Corp.	3.400%	7/15/2046	965	684
	Comcast Corp.	3.969%	11/1/2047	1,005	767
	Comcast Corp.	4.700%	10/15/2048	445	379
	Comcast Corp.	2.450%	8/15/2052	1,665	890
	Comcast Corp.	5.650%	6/1/2054	415	398
	Comcast Corp.	2.937%	11/1/2056	985	566
	Comcast Corp.	4.950%	10/15/2058	190	162
	Comcast Corp.	2.650%	8/15/2062	50	26
	Comcast Corp.	5.500%	5/15/2064	700	643
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	375	444
	Electronic Arts Inc.	1.850%	2/15/2031	165	145
	Expedia Group Inc.	3.250%	2/15/2030	460	438
	Expedia Group Inc.	2.950%	3/15/2031	200	185
	Expedia Group Inc.	5.400%	2/15/2035	240	244
	FactSet Research Systems Inc.	2.900%	3/1/2027	295	290
	FactSet Research Systems Inc.	3.450%	3/1/2032	276	254
	Fox Corp.	5.476%	1/25/2039	580	572
	Fox Corp.	5.576%	1/25/2049	200	188
	Grupo Televisa SAB	5.250%	5/24/2049	580	406
	Interpublic Group of Cos. Inc.	4.650%	10/1/2028	140	141
	Interpublic Group of Cos. Inc.	5.400%	10/1/2048	250	228
	Meta Platforms Inc.	3.500%	8/15/2027	350	348
	Meta Platforms Inc.	4.800%	5/15/2030	725	748
	Meta Platforms Inc.	4.550%	8/15/2031	560	571
	Meta Platforms Inc.	3.850%	8/15/2032	200	193
	Meta Platforms Inc.	4.950%	5/15/2033	200	205
	Meta Platforms Inc.	4.450%	8/15/2052	25	21
	Meta Platforms Inc.	5.600%	5/15/2053	250	247
	Meta Platforms Inc.	5.400%	8/15/2054	1,325	1,270
	Meta Platforms Inc.	4.650%	8/15/2062	420	350
	Meta Platforms Inc.	5.750%	5/15/2063	530	528
	Netflix Inc.	4.900%	8/15/2034	475	485
	Orange SA	9.000%	3/1/2031	805	980
	Paramount Global	7.875%	7/30/2030	1,210	1,366
	Paramount Global	4.950%	1/15/2031	425	422
2

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	4.200%	5/19/2032	250	233
	Paramount Global	5.500%	5/15/2033	195	193
	Paramount Global	6.875%	4/30/2036	185	196
	Paramount Global	4.375%	3/15/2043	600	456
	Paramount Global	5.850%	9/1/2043	170	153
	Paramount Global	5.250%	4/1/2044	168	138
	Paramount Global	4.950%	5/19/2050	176	138
	Rogers Communications Inc.	3.200%	3/15/2027	675	664
	Rogers Communications Inc.	3.800%	3/15/2032	490	460
	Rogers Communications Inc.	5.300%	2/15/2034	100	101
	Rogers Communications Inc.	4.550%	3/15/2052	1,018	820
	Sprint Capital Corp.	8.750%	3/15/2032	606	735
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	685	698
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	200	191
	Telefonica Emisiones SA	7.045%	6/20/2036	180	200
	Telefonica Emisiones SA	5.213%	3/8/2047	170	150
	Telefonica Emisiones SA	4.895%	3/6/2048	770	648
	Telefonica Europe BV	8.250%	9/15/2030	1,285	1,486
	TELUS Corp.	2.800%	2/16/2027	600	588
	TELUS Corp.	3.400%	5/13/2032	200	183
	TELUS Corp.	4.300%	6/15/2049	315	244
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	375	438
	Time Warner Cable LLC	6.550%	5/1/2037	711	737
	Time Warner Cable LLC	5.875%	11/15/2040	200	191
	Time Warner Cable LLC	4.500%	9/15/2042	130	103
	T-Mobile USA Inc.	3.750%	4/15/2027	270	268
	T-Mobile USA Inc.	2.050%	2/15/2028	1,415	1,346
	T-Mobile USA Inc.	4.800%	7/15/2028	310	316
	T-Mobile USA Inc.	4.850%	1/15/2029	255	260
	T-Mobile USA Inc.	2.400%	3/15/2029	200	188
	T-Mobile USA Inc.	4.200%	10/1/2029	200	200
	T-Mobile USA Inc.	3.875%	4/15/2030	1,400	1,371
	T-Mobile USA Inc.	2.550%	2/15/2031	220	199
	T-Mobile USA Inc.	2.250%	11/15/2031	245	214
	T-Mobile USA Inc.	5.125%	5/15/2032	53	54
	T-Mobile USA Inc.	5.200%	1/15/2033	200	204
	T-Mobile USA Inc.	5.050%	7/15/2033	1,060	1,071
	T-Mobile USA Inc.	5.750%	1/15/2034	225	236
	T-Mobile USA Inc.	5.150%	4/15/2034	300	303
	T-Mobile USA Inc.	4.375%	4/15/2040	130	115
	T-Mobile USA Inc.	3.000%	2/15/2041	135	99
	T-Mobile USA Inc.	3.400%	10/15/2052	815	539
	T-Mobile USA Inc.	5.650%	1/15/2053	138	132
	T-Mobile USA Inc.	5.750%	1/15/2054	520	503
	T-Mobile USA Inc.	6.000%	6/15/2054	1,125	1,130
	T-Mobile USA Inc.	5.875%	11/15/2055	122	120
	T-Mobile USA Inc.	3.600%	11/15/2060	340	222
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	25	25
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	1,475	998
	Uber Technologies Inc.	4.300%	1/15/2030	330	331
	Uber Technologies Inc.	4.800%	9/15/2034	45	44
	Uber Technologies Inc.	5.350%	9/15/2054	165	155
	Verizon Communications Inc.	2.100%	3/22/2028	540	514
	Verizon Communications Inc.	4.016%	12/3/2029	300	298
	Verizon Communications Inc.	1.500%	9/18/2030	565	493
	Verizon Communications Inc.	1.680%	10/30/2030	225	197
	Verizon Communications Inc.	7.750%	12/1/2030	1,290	1,488
	Verizon Communications Inc.	2.550%	3/21/2031	200	181
	Verizon Communications Inc.	2.355%	3/15/2032	310	269
	Verizon Communications Inc.	5.050%	5/9/2033	200	203
	Verizon Communications Inc.	4.500%	8/10/2033	210	205
	Verizon Communications Inc.	4.400%	11/1/2034	200	191
	Verizon Communications Inc.	4.780%	2/15/2035	620	604
	Verizon Communications Inc.	5.250%	4/2/2035	303	305
	Verizon Communications Inc.	5.850%	9/15/2035	305	322
	Verizon Communications Inc.	4.272%	1/15/2036	525	488
[3]	Verizon Communications Inc.	5.401%	7/2/2037	1,109	1,113
	Verizon Communications Inc.	4.812%	3/15/2039	400	375
	Verizon Communications Inc.	2.650%	11/20/2040	450	319
	Verizon Communications Inc.	3.400%	3/22/2041	400	309
3

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	2.850%	9/3/2041	145	103
	Verizon Communications Inc.	3.850%	11/1/2042	200	159
	Verizon Communications Inc.	6.550%	9/15/2043	200	219
	Verizon Communications Inc.	4.125%	8/15/2046	255	204
	Verizon Communications Inc.	4.862%	8/21/2046	917	815
	Verizon Communications Inc.	4.522%	9/15/2048	200	167
	Verizon Communications Inc.	5.012%	4/15/2049	380	343
	Verizon Communications Inc.	2.875%	11/20/2050	904	558
	Verizon Communications Inc.	3.550%	3/22/2051	200	142
	Verizon Communications Inc.	3.875%	3/1/2052	200	148
	Verizon Communications Inc.	2.987%	10/30/2056	410	243
	Verizon Communications Inc.	3.000%	11/20/2060	1,195	698
	Verizon Communications Inc.	3.700%	3/22/2061	348	238
	Vodafone Group plc	5.000%	5/30/2038	1,345	1,307
	Vodafone Group plc	4.875%	6/19/2049	300	260
	Vodafone Group plc	5.875%	6/28/2064	500	480
	Walt Disney Co.	2.000%	9/1/2029	765	709
	Walt Disney Co.	3.800%	3/22/2030	415	410
	Walt Disney Co.	2.650%	1/13/2031	425	395
	Walt Disney Co.	6.150%	3/1/2037	910	998
	Walt Disney Co.	3.500%	5/13/2040	330	273
	Walt Disney Co.	4.700%	3/23/2050	250	221
	Walt Disney Co.	3.800%	5/13/2060	490	356
					86,838
Consumer Discretionary (6.0%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	210	206
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	1,500	1,368
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	275	198
	Amazon.com Inc.	3.300%	4/13/2027	337	334
	Amazon.com Inc.	3.150%	8/22/2027	350	346
	Amazon.com Inc.	1.650%	5/12/2028	945	893
	Amazon.com Inc.	3.450%	4/13/2029	310	305
	Amazon.com Inc.	4.650%	12/1/2029	200	205
	Amazon.com Inc.	2.100%	5/12/2031	1,230	1,103
	Amazon.com Inc.	3.600%	4/13/2032	360	346
	Amazon.com Inc.	4.700%	12/1/2032	300	307
	Amazon.com Inc.	4.800%	12/5/2034	225	231
	Amazon.com Inc.	3.875%	8/22/2037	1,325	1,203
	Amazon.com Inc.	4.950%	12/5/2044	87	84
	Amazon.com Inc.	2.500%	6/3/2050	1,390	826
	Amazon.com Inc.	3.950%	4/13/2052	725	568
	Amazon.com Inc.	4.100%	4/13/2062	755	586
[2]	American Honda Finance Corp.	1.300%	9/9/2026	25	24
	American Honda Finance Corp.	4.550%	7/9/2027	125	126
[2]	American Honda Finance Corp.	4.900%	7/9/2027	450	456
[2]	American Honda Finance Corp.	4.450%	10/22/2027	200	201
[2]	American Honda Finance Corp.	5.125%	7/7/2028	200	205
	American Honda Finance Corp.	5.650%	11/15/2028	200	209
[2]	American Honda Finance Corp.	2.250%	1/12/2029	200	188
	American Honda Finance Corp.	4.900%	3/13/2029	255	261
[2]	American Honda Finance Corp.	4.400%	9/5/2029	200	201
	American Honda Finance Corp.	4.600%	4/17/2030	200	202
[2]	American Honda Finance Corp.	5.850%	10/4/2030	200	213
[2]	American Honda Finance Corp.	5.050%	7/10/2031	200	205
[2]	American Honda Finance Corp.	4.850%	10/23/2031	200	203
	American Honda Finance Corp.	5.150%	7/9/2032	175	178
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	200	181
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/2034	200	195
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	620	373
	AutoNation Inc.	2.400%	8/1/2031	220	192
	AutoNation Inc.	3.850%	3/1/2032	200	186
	AutoZone Inc.	5.100%	7/15/2029	215	221
	AutoZone Inc.	5.125%	6/15/2030	70	72
	AutoZone Inc.	4.750%	8/1/2032	200	200
	AutoZone Inc.	6.550%	11/1/2033	200	221
	AutoZone Inc.	5.400%	7/15/2034	215	221
	Block Financial LLC	5.375%	9/15/2032	90	91
	BorgWarner Inc.	4.950%	8/15/2029	205	209
	BorgWarner Inc.	5.400%	8/15/2034	210	214
4

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Brown University	2.924%	9/1/2050	225	146
	Brunswick Corp.	5.850%	3/18/2029	530	549
	Brunswick Corp.	2.400%	8/18/2031	291	251
	California Institute of Technology	4.321%	8/1/2045	420	357
	Choice Hotels International Inc.	3.700%	1/15/2031	780	730
	Darden Restaurants Inc.	4.350%	10/15/2027	7	7
	Darden Restaurants Inc.	6.300%	10/10/2033	200	215
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	372	338
	DR Horton Inc.	1.300%	10/15/2026	50	48
	DR Horton Inc.	1.400%	10/15/2027	200	189
	DR Horton Inc.	4.850%	10/15/2030	50	51
	DR Horton Inc.	5.000%	10/15/2034	280	280
	DR Horton Inc.	5.500%	10/15/2035	108	111
[2]	Duke University	2.682%	10/1/2044	355	254
[2]	Duke University	2.832%	10/1/2055	175	108
	eBay Inc.	3.600%	6/5/2027	240	238
	eBay Inc.	4.000%	7/15/2042	381	313
[2]	Emory University	2.143%	9/1/2030	375	342
[2]	Emory University	2.969%	9/1/2050	250	163
	Ferguson Enterprises Inc.	5.000%	10/3/2034	200	198
[2]	Ford Foundation	2.815%	6/1/2070	150	84
	Ford Motor Co.	4.346%	12/8/2026	277	276
	Ford Motor Co.	7.450%	7/16/2031	710	781
	Ford Motor Co.	3.250%	2/12/2032	335	287
	Ford Motor Co.	5.291%	12/8/2046	771	627
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	200	202
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	200	202
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	140	146
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	1,525	1,446
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	225	234
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	730	760
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	184
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	25	25
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	225	222
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	250	253
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	430	400
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	360	366
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	105	95
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	185	187
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	100	103
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	205	202
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	200	190
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	390	412
	General Motors Co.	5.350%	4/15/2028	75	77
	General Motors Co.	5.000%	10/1/2028	200	203
	General Motors Co.	5.625%	4/15/2030	312	322
	General Motors Co.	5.600%	10/15/2032	495	508
	General Motors Co.	6.250%	4/15/2035	225	233
	General Motors Co.	6.250%	10/2/2043	230	227
	General Motors Co.	5.200%	4/1/2045	420	366
	General Motors Co.	6.750%	4/1/2046	595	616
	General Motors Financial Co. Inc.	2.350%	2/26/2027	425	413
	General Motors Financial Co. Inc.	5.000%	7/15/2027	95	96
	General Motors Financial Co. Inc.	6.000%	1/9/2028	225	233
	General Motors Financial Co. Inc.	5.050%	4/4/2028	300	305
	General Motors Financial Co. Inc.	2.400%	4/10/2028	200	191
	General Motors Financial Co. Inc.	5.800%	6/23/2028	235	243
	General Motors Financial Co. Inc.	4.900%	10/6/2029	50	50
	General Motors Financial Co. Inc.	5.350%	1/7/2030	1,345	1,376
	General Motors Financial Co. Inc.	5.450%	7/15/2030	85	87
	General Motors Financial Co. Inc.	5.600%	6/18/2031	335	346
	General Motors Financial Co. Inc.	3.100%	1/12/2032	300	267
	General Motors Financial Co. Inc.	6.400%	1/9/2033	80	85
	General Motors Financial Co. Inc.	6.100%	1/7/2034	525	544
	General Motors Financial Co. Inc.	5.950%	4/4/2034	205	210
	General Motors Financial Co. Inc.	5.900%	1/7/2035	945	959
	General Motors Financial Co. Inc.	6.150%	7/15/2035	200	206
	Genuine Parts Co.	1.875%	11/1/2030	690	606
[2]	George Washington University	4.126%	9/15/2048	310	248
[2]	Georgetown University	2.943%	4/1/2050	300	191
5

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GXO Logistics Inc.	2.650%	7/15/2031	350	310
	Hasbro Inc.	3.550%	11/19/2026	125	124
	Hasbro Inc.	3.500%	9/15/2027	290	286
	Hasbro Inc.	3.900%	11/19/2029	325	317
	Home Depot Inc.	2.125%	9/15/2026	675	662
	Home Depot Inc.	4.950%	9/30/2026	200	202
	Home Depot Inc.	2.875%	4/15/2027	200	197
	Home Depot Inc.	2.800%	9/14/2027	200	196
	Home Depot Inc.	1.500%	9/15/2028	435	406
	Home Depot Inc.	3.900%	12/6/2028	200	200
	Home Depot Inc.	4.900%	4/15/2029	200	206
	Home Depot Inc.	4.750%	6/25/2029	230	236
	Home Depot Inc.	1.875%	9/15/2031	745	648
	Home Depot Inc.	3.250%	4/15/2032	280	261
	Home Depot Inc.	4.500%	9/15/2032	250	252
	Home Depot Inc.	4.950%	6/25/2034	125	127
	Home Depot Inc.	5.875%	12/16/2036	115	124
	Home Depot Inc.	5.400%	9/15/2040	490	497
	Home Depot Inc.	4.875%	2/15/2044	200	185
	Home Depot Inc.	4.400%	3/15/2045	200	172
	Home Depot Inc.	4.250%	4/1/2046	280	235
	Home Depot Inc.	4.500%	12/6/2048	850	726
	Home Depot Inc.	2.375%	3/15/2051	350	197
	Home Depot Inc.	4.950%	9/15/2052	1,465	1,322
	Honda Motor Co. Ltd.	4.436%	7/8/2028	300	302
	Honda Motor Co. Ltd.	4.688%	7/8/2030	250	252
	Honda Motor Co. Ltd.	5.337%	7/8/2035	200	201
	Hyatt Hotels Corp.	5.050%	3/30/2028	89	90
	Hyatt Hotels Corp.	5.250%	6/30/2029	200	205
	Hyatt Hotels Corp.	5.750%	3/30/2032	330	342
	JD.com Inc.	3.375%	1/14/2030	450	436
[2]	Johns Hopkins University	2.813%	1/1/2060	375	220
	Las Vegas Sands Corp.	5.625%	6/15/2028	50	51
	Las Vegas Sands Corp.	3.900%	8/8/2029	395	381
	Las Vegas Sands Corp.	6.000%	6/14/2030	100	104
	Lear Corp.	3.800%	9/15/2027	535	530
	Lear Corp.	2.600%	1/15/2032	200	174
	Leggett & Platt Inc.	4.400%	3/15/2029	390	384
	Leland Stanford Junior University	2.413%	6/1/2050	355	209
	Lennar Corp.	5.200%	7/30/2030	75	77
	Lowe's Cos. Inc.	1.700%	10/15/2030	25	22
	Lowe's Cos. Inc.	5.150%	7/1/2033	365	374
	Lowe's Cos. Inc.	5.500%	10/15/2035	390	402
	Lowe's Cos. Inc.	2.800%	9/15/2041	200	140
	Lowe's Cos. Inc.	4.375%	9/15/2045	200	165
	Lowe's Cos. Inc.	4.050%	5/3/2047	379	294
	Lowe's Cos. Inc.	5.125%	4/15/2050	615	544
	Lowe's Cos. Inc.	3.500%	4/1/2051	200	136
	Lowe's Cos. Inc.	4.250%	4/1/2052	200	155
	Lowe's Cos. Inc.	5.750%	7/1/2053	220	214
	Lowe's Cos. Inc.	5.800%	9/15/2062	445	428
	Lowe's Cos. Inc.	5.850%	4/1/2063	200	194
	Magna International Inc.	5.875%	6/1/2035	50	52
	Marriott International Inc.	4.200%	7/15/2027	13	13
[2]	Marriott International Inc.	4.625%	6/15/2030	200	201
[2]	Marriott International Inc.	2.850%	4/15/2031	315	289
	Marriott International Inc.	4.500%	10/15/2031	34	34
[2]	Marriott International Inc.	3.500%	10/15/2032	200	183
[2]	Marriott International Inc.	2.750%	10/15/2033	200	171
	Marriott International Inc.	5.300%	5/15/2034	200	203
	Marriott International Inc.	5.350%	3/15/2035	200	202
	Marriott International Inc.	5.250%	10/15/2035	42	42
	Marriott International Inc.	5.500%	4/15/2037	190	191
	Masco Corp.	1.500%	2/15/2028	595	557
	Masco Corp.	2.000%	2/15/2031	235	205
[2]	Massachusetts Institute of Technology	3.959%	7/1/2038	155	141
[2]	Massachusetts Institute of Technology	2.989%	7/1/2050	275	183
	Massachusetts Institute of Technology	3.067%	4/1/2052	210	140
	McDonald's Corp.	4.800%	8/14/2028	1,355	1,385
	McDonald's Corp.	4.400%	2/12/2031	46	46
6

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	McDonald's Corp.	5.200%	5/17/2034	310	320
	McDonald's Corp.	5.000%	2/13/2036	45	45
[2]	McDonald's Corp.	6.300%	10/15/2037	200	221
[2]	McDonald's Corp.	3.700%	2/15/2042	200	159
[2]	McDonald's Corp.	4.875%	12/9/2045	275	248
[2]	McDonald's Corp.	3.625%	9/1/2049	100	73
	McDonald's Corp.	5.450%	8/14/2053	985	945
	NIKE Inc.	3.875%	11/1/2045	975	774
[2]	Northwestern University	4.643%	12/1/2044	520	492
[2]	Northwestern University	3.662%	12/1/2057	75	54
	O'Reilly Automotive Inc.	5.750%	11/20/2026	1,300	1,322
	O'Reilly Automotive Inc.	4.700%	6/15/2032	266	266
	Owens Corning	5.700%	6/15/2034	200	209
	Owens Corning	5.950%	6/15/2054	325	325
	President & Fellows of Harvard College	3.300%	7/15/2056	200	136
	PVH Corp.	5.500%	6/13/2030	200	204
	Ralph Lauren Corp.	5.000%	6/15/2032	200	204
[2]	Rockefeller Foundation	2.492%	10/1/2050	250	148
	Ross Stores Inc.	1.875%	4/15/2031	200	174
	Sands China Ltd.	5.400%	8/8/2028	650	663
	Stanley Black & Decker Inc.	4.250%	11/15/2028	200	200
	Stanley Black & Decker Inc.	2.300%	3/15/2030	285	259
	Starbucks Corp.	4.500%	5/15/2028	75	76
	Starbucks Corp.	2.250%	3/12/2030	275	252
	Starbucks Corp.	4.800%	5/15/2030	75	77
	Starbucks Corp.	2.550%	11/15/2030	383	351
	Starbucks Corp.	4.900%	2/15/2031	200	206
	Starbucks Corp.	3.000%	2/14/2032	375	342
	Starbucks Corp.	4.800%	2/15/2033	200	201
	Starbucks Corp.	5.000%	2/15/2034	225	228
	Starbucks Corp.	5.400%	5/15/2035	130	133
	Starbucks Corp.	4.300%	6/15/2045	170	139
	Starbucks Corp.	3.750%	12/1/2047	200	147
	Starbucks Corp.	4.500%	11/15/2048	50	41
	Thomas Jefferson University	3.847%	11/1/2057	465	323
	TJX Cos. Inc.	2.250%	9/15/2026	1,195	1,175
	Toll Brothers Finance Corp.	3.800%	11/1/2029	440	430
	Toll Brothers Finance Corp.	5.600%	6/15/2035	50	51
	Toyota Motor Corp.	4.186%	6/30/2027	50	50
	Toyota Motor Corp.	5.118%	7/13/2028	200	206
	Toyota Motor Corp.	2.760%	7/2/2029	205	196
	Toyota Motor Corp.	4.450%	6/30/2030	75	76
	Toyota Motor Corp.	5.123%	7/13/2033	200	207
	Toyota Motor Corp.	5.053%	6/30/2035	75	76
	Toyota Motor Credit Corp.	5.400%	11/20/2026	200	203
	Toyota Motor Credit Corp.	4.600%	1/8/2027	245	247
[2]	Toyota Motor Credit Corp.	3.200%	1/11/2027	200	198
[2]	Toyota Motor Credit Corp.	1.900%	1/13/2027	200	194
[2]	Toyota Motor Credit Corp.	5.000%	3/19/2027	200	203
[2]	Toyota Motor Credit Corp.	3.050%	3/22/2027	200	197
	Toyota Motor Credit Corp.	4.500%	5/14/2027	150	151
[2]	Toyota Motor Credit Corp.	1.150%	8/13/2027	170	161
[2]	Toyota Motor Credit Corp.	4.550%	9/20/2027	200	202
[2]	Toyota Motor Credit Corp.	4.350%	10/8/2027	200	201
[2]	Toyota Motor Credit Corp.	3.050%	1/11/2028	300	294
	Toyota Motor Credit Corp.	4.625%	1/12/2028	200	203
[2]	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	190
[2]	Toyota Motor Credit Corp.	5.250%	9/11/2028	160	166
[2]	Toyota Motor Credit Corp.	4.650%	1/5/2029	200	204
	Toyota Motor Credit Corp.	4.950%	1/9/2030	340	350
[2]	Toyota Motor Credit Corp.	3.375%	4/1/2030	100	97
	Toyota Motor Credit Corp.	4.800%	5/15/2030	125	128
[2]	Toyota Motor Credit Corp.	4.550%	5/17/2030	420	426
	Toyota Motor Credit Corp.	5.550%	11/20/2030	325	344
[2]	Toyota Motor Credit Corp.	1.650%	1/10/2031	40	35
	Toyota Motor Credit Corp.	5.100%	3/21/2031	90	93
[2]	Toyota Motor Credit Corp.	2.400%	1/13/2032	200	177
	Toyota Motor Credit Corp.	4.700%	1/12/2033	390	392
[2]	Toyota Motor Credit Corp.	4.800%	1/5/2034	200	202
	Toyota Motor Credit Corp.	5.350%	1/9/2035	145	150
7

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Trustees of Princeton University	2.516%	7/1/2050	270	163
[2]	University of Chicago	4.003%	10/1/2053	200	155
[2]	University of Notre Dame du Lac	3.438%	2/15/2045	285	218
[2]	University of Southern California	3.841%	10/1/2047	200	157
	University of Southern California	4.976%	10/1/2053	200	183
[2]	Washington University	3.524%	4/15/2054	540	384
[2]	Yale University	2.402%	4/15/2050	340	200
					74,981
Consumer Staples (6.1%)
	Ahold Finance USA LLC	6.875%	5/1/2029	340	371
	Altria Group Inc.	6.200%	11/1/2028	300	317
	Altria Group Inc.	4.800%	2/14/2029	330	335
	Altria Group Inc.	4.500%	8/6/2030	39	39
	Altria Group Inc.	2.450%	2/4/2032	200	174
	Altria Group Inc.	6.875%	11/1/2033	200	224
	Altria Group Inc.	5.250%	8/6/2035	45	45
	Altria Group Inc.	3.400%	2/4/2041	200	150
	Altria Group Inc.	5.375%	1/31/2044	165	157
	Altria Group Inc.	3.875%	9/16/2046	260	193
	Altria Group Inc.	5.950%	2/14/2049	840	836
	Altria Group Inc.	4.450%	5/6/2050	450	355
	Altria Group Inc.	3.700%	2/4/2051	105	73
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	1,480	1,444
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	1,010	922
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	232	227
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	200	182
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	185	236
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	235	240
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	375	476
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	225	211
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	875	738
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	1,110	1,091
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	715	720
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	520	439
	Avery Dennison Corp.	2.250%	2/15/2032	421	361
	BAT Capital Corp.	3.215%	9/6/2026	275	272
	BAT Capital Corp.	4.700%	4/2/2027	250	251
	BAT Capital Corp.	3.462%	9/6/2029	485	470
	BAT Capital Corp.	5.834%	2/20/2031	1,255	1,327
	BAT Capital Corp.	2.726%	3/25/2031	410	373
	BAT Capital Corp.	4.742%	3/16/2032	200	199
	BAT Capital Corp.	5.350%	8/15/2032	204	210
	BAT Capital Corp.	5.625%	8/15/2035	257	264
	BAT Capital Corp.	3.734%	9/25/2040	250	199
	BAT Capital Corp.	7.079%	8/2/2043	255	282
	BAT Capital Corp.	4.758%	9/6/2049	575	473
	BAT Capital Corp.	5.650%	3/16/2052	213	198
	BAT Capital Corp.	7.081%	8/2/2053	200	222
	BAT International Finance plc	5.931%	2/2/2029	200	210
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	370	368
	Campbell's Co.	5.200%	3/19/2027	800	812
	Campbell's Co.	5.400%	3/21/2034	250	254
	Campbell's Co.	4.800%	3/15/2048	225	194
	Church & Dwight Co. Inc.	3.150%	8/1/2027	200	197
	Church & Dwight Co. Inc.	3.950%	8/1/2047	430	335
	Coca-Cola Co.	1.500%	3/5/2028	365	346
	Coca-Cola Co.	1.000%	3/15/2028	200	187
	Coca-Cola Co.	2.125%	9/6/2029	845	789
	Coca-Cola Co.	1.650%	6/1/2030	225	202
	Coca-Cola Co.	4.650%	8/14/2034	1,240	1,253
	Coca-Cola Co.	5.200%	1/14/2055	1,000	946
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	660	546
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	165	165
	Colgate-Palmolive Co.	4.200%	5/1/2030	50	50
	Colgate-Palmolive Co.	3.250%	8/15/2032	305	285
[2]	Colgate-Palmolive Co.	4.000%	8/15/2045	310	254
	Conagra Brands Inc.	4.850%	11/1/2028	300	303
	Conagra Brands Inc.	5.000%	8/1/2030	190	192
	Conagra Brands Inc.	5.300%	11/1/2038	455	429
8

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	3.600%	2/15/2028	440	434
	Constellation Brands Inc.	4.650%	11/15/2028	465	470
	Constellation Brands Inc.	4.800%	1/15/2029	290	294
	Constellation Brands Inc.	4.800%	5/1/2030	50	51
	Constellation Brands Inc.	2.250%	8/1/2031	480	421
	Constellation Brands Inc.	4.900%	5/1/2033	200	200
	Constellation Brands Inc.	4.500%	5/9/2047	365	302
	Costco Wholesale Corp.	3.000%	5/18/2027	625	617
	Costco Wholesale Corp.	1.375%	6/20/2027	135	129
	Costco Wholesale Corp.	1.750%	4/20/2032	200	172
	Diageo Capital plc	5.375%	10/5/2026	345	349
	Diageo Capital plc	5.300%	10/24/2027	175	179
	Diageo Capital plc	2.375%	10/24/2029	275	257
	Diageo Capital plc	2.125%	4/29/2032	200	172
	Diageo Capital plc	5.500%	1/24/2033	250	262
	Diageo Capital plc	5.625%	10/5/2033	315	333
	Diageo Investment Corp.	5.625%	4/15/2035	200	211
	Dollar General Corp.	3.875%	4/15/2027	200	199
	Dollar General Corp.	4.625%	11/1/2027	545	549
	Dollar General Corp.	4.125%	4/3/2050	735	560
	Dollar Tree Inc.	4.200%	5/15/2028	195	195
	Dollar Tree Inc.	2.650%	12/1/2031	537	479
	Dollar Tree Inc.	3.375%	12/1/2051	100	64
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	610	615
	Flowers Foods Inc.	3.500%	10/1/2026	200	198
	General Mills Inc.	4.700%	1/30/2027	785	790
	General Mills Inc.	4.875%	1/30/2030	50	51
	General Mills Inc.	4.700%	4/17/2048	550	474
	Haleon US Capital LLC	3.375%	3/24/2027	1,120	1,107
	Haleon US Capital LLC	3.625%	3/24/2032	650	613
	Hershey Co.	4.550%	2/24/2028	310	315
	Hershey Co.	4.750%	2/24/2030	300	307
	Hershey Co.	1.700%	6/1/2030	200	179
	Ingredion Inc.	3.900%	6/1/2050	390	281
	J M Smucker Co.	5.900%	11/15/2028	200	210
	J M Smucker Co.	2.375%	3/15/2030	475	437
	J M Smucker Co.	6.200%	11/15/2033	200	215
	J M Smucker Co.	6.500%	11/15/2053	100	106
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	65	67
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	635	697
[3]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	150	151
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	640	709
[3]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	225	222
[3]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	100	99
[3]	JBS USA LUX Sarl	5.950%	4/20/2035	425	442
	Kellanova	5.250%	3/1/2033	200	205
	Kellanova	5.750%	5/16/2054	50	49
	Kenvue Inc.	4.850%	5/22/2032	125	127
	Kenvue Inc.	5.050%	3/22/2053	660	602
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	275	278
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	1,350	1,328
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	200	205
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	233	222
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	165	163
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	50	41
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	680	438
	Kimberly-Clark Corp.	2.000%	11/2/2031	200	178
	Kimberly-Clark Corp.	5.300%	3/1/2041	333	332
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	210	217
	Kraft Heinz Foods Co.	4.625%	1/30/2029	350	353
	Kraft Heinz Foods Co.	3.750%	4/1/2030	379	368
	Kraft Heinz Foods Co.	5.200%	3/15/2032	25	25
	Kraft Heinz Foods Co.	5.000%	6/4/2042	115	103
	Kraft Heinz Foods Co.	5.200%	7/15/2045	350	311
	Kraft Heinz Foods Co.	4.375%	6/1/2046	1,140	907
	Kraft Heinz Foods Co.	4.875%	10/1/2049	52	43
	Kroger Co.	2.650%	10/15/2026	200	197
	Kroger Co.	5.000%	9/15/2034	875	872
	Kroger Co.	5.150%	8/1/2043	275	254
	Kroger Co.	3.875%	10/15/2046	625	475
9

Total Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kroger Co.	4.450%	2/1/2047	210	174
Kroger Co.	5.500%	9/15/2054	165	154
McCormick & Co. Inc.	1.850%	2/15/2031	630	550
Molson Coors Beverage Co.	4.200%	7/15/2046	525	415
Mondelez International Inc.	4.125%	5/7/2028	695	696
Mondelez International Inc.	1.500%	2/4/2031	525	453
Mondelez International Inc.	1.875%	10/15/2032	200	169
PepsiCo Inc.	5.125%	11/10/2026	1,500	1,519
PepsiCo Inc.	4.100%	1/15/2029	450	451
PepsiCo Inc.	2.625%	7/29/2029	225	214
PepsiCo Inc.	4.600%	2/7/2030	225	230
PepsiCo Inc.	2.750%	3/19/2030	425	401
PepsiCo Inc.	1.625%	5/1/2030	75	67
PepsiCo Inc.	4.300%	7/23/2030	250	251
PepsiCo Inc.	4.650%	7/23/2032	200	202
PepsiCo Inc.	5.000%	7/23/2035	650	656
PepsiCo Inc.	4.450%	4/14/2046	200	175
PepsiCo Inc.	3.450%	10/6/2046	320	238
PepsiCo Inc.	3.625%	3/19/2050	130	97
PepsiCo Inc.	5.250%	7/17/2054	955	912
Philip Morris International Inc.	4.750%	2/12/2027	205	207
Philip Morris International Inc.	4.375%	11/1/2027	175	176
Philip Morris International Inc.	5.125%	11/17/2027	210	214
Philip Morris International Inc.	4.875%	2/15/2028	935	952
Philip Morris International Inc.	4.875%	2/13/2029	410	419
Philip Morris International Inc.	4.625%	11/1/2029	445	452
Philip Morris International Inc.	5.625%	11/17/2029	460	484
Philip Morris International Inc.	5.125%	2/15/2030	200	207
Philip Morris International Inc.	4.375%	4/30/2030	125	126
Philip Morris International Inc.	2.100%	5/1/2030	230	209
Philip Morris International Inc.	5.500%	9/7/2030	200	211
Philip Morris International Inc.	1.750%	11/1/2030	620	547
Philip Morris International Inc.	5.125%	2/13/2031	430	444
Philip Morris International Inc.	4.750%	11/1/2031	200	203
Philip Morris International Inc.	5.750%	11/17/2032	200	212
Philip Morris International Inc.	5.375%	2/15/2033	150	155
Philip Morris International Inc.	5.625%	9/7/2033	200	210
Philip Morris International Inc.	5.250%	2/13/2034	200	204
Philip Morris International Inc.	4.900%	11/1/2034	200	199
Philip Morris International Inc.	4.375%	11/15/2041	695	606
Philip Morris International Inc.	3.875%	8/21/2042	200	162
Philip Morris International Inc.	4.125%	3/4/2043	175	146
Philip Morris International Inc.	4.875%	11/15/2043	299	273
Pilgrim's Pride Corp.	3.500%	3/1/2032	30	27
Pilgrim's Pride Corp.	6.250%	7/1/2033	250	264
Procter & Gamble Co.	1.900%	2/1/2027	1,195	1,164
Procter & Gamble Co.	2.800%	3/25/2027	185	182
Procter & Gamble Co.	4.050%	5/1/2030	50	50
Procter & Gamble Co.	2.300%	2/1/2032	885	799
Procter & Gamble Co.	4.550%	1/29/2034	25	25
Procter & Gamble Co.	4.600%	5/1/2035	50	50
Reynolds American Inc.	7.250%	6/15/2037	200	227
Reynolds American Inc.	6.150%	9/15/2043	200	201
Reynolds American Inc.	5.850%	8/15/2045	275	265
Sysco Corp.	3.250%	7/15/2027	248	245
Sysco Corp.	6.600%	4/1/2050	660	711
Target Corp.	1.950%	1/15/2027	200	195
Target Corp.	4.350%	6/15/2028	71	72
Target Corp.	3.375%	4/15/2029	600	587
Target Corp.	4.500%	9/15/2032	260	260
Target Corp.	4.500%	9/15/2034	396	387
Target Corp.	5.000%	4/15/2035	275	276
Target Corp.	5.250%	2/15/2036	150	153
Target Corp.	2.950%	1/15/2052	1,390	872
Tyson Foods Inc.	5.400%	3/15/2029	390	404
Tyson Foods Inc.	4.875%	8/15/2034	225	222
Tyson Foods Inc.	5.150%	8/15/2044	200	183
Tyson Foods Inc.	5.100%	9/28/2048	255	229
Unilever Capital Corp.	2.900%	5/5/2027	200	197
Unilever Capital Corp.	4.250%	8/12/2027	305	307
10

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	3.500%	3/22/2028	75	74
	Unilever Capital Corp.	1.750%	8/12/2031	200	175
	Unilever Capital Corp.	5.900%	11/15/2032	375	409
	Unilever Capital Corp.	4.625%	8/12/2034	280	280
[2]	Unilever Capital Corp.	2.625%	8/12/2051	75	45
	Walmart Inc.	5.875%	4/5/2027	200	206
	Walmart Inc.	4.100%	4/28/2027	125	126
	Walmart Inc.	3.700%	6/26/2028	80	80
	Walmart Inc.	2.375%	9/24/2029	905	854
	Walmart Inc.	4.350%	4/28/2030	175	178
	Walmart Inc.	4.900%	4/28/2035	400	406
	Walmart Inc.	5.250%	9/1/2035	525	549
	Walmart Inc.	6.500%	8/15/2037	50	57
	Walmart Inc.	5.625%	4/1/2040	375	399
	Walmart Inc.	5.000%	10/25/2040	225	225
	Walmart Inc.	2.650%	9/22/2051	300	184
	Walmart Inc.	4.500%	9/9/2052	800	692
	Walmart Inc.	4.500%	4/15/2053	146	127
					75,752
Energy (7.2%)
[3]	APA Corp.	4.250%	1/15/2030	450	435
[3]	APA Corp.	5.350%	7/1/2049	240	190
	Baker Hughes Holdings LLC	3.337%	12/15/2027	600	591
	Baker Hughes Holdings LLC	4.080%	12/15/2047	390	304
	Boardwalk Pipelines LP	3.400%	2/15/2031	200	186
	Boardwalk Pipelines LP	3.600%	9/1/2032	320	293
	Boardwalk Pipelines LP	5.625%	8/1/2034	200	205
	BP Capital Markets America Inc.	5.017%	11/17/2027	500	510
	BP Capital Markets America Inc.	4.234%	11/6/2028	76	76
	BP Capital Markets America Inc.	4.970%	10/17/2029	1,370	1,412
	BP Capital Markets America Inc.	1.749%	8/10/2030	1,060	942
	BP Capital Markets America Inc.	2.721%	1/12/2032	200	180
	BP Capital Markets America Inc.	4.812%	2/13/2033	200	201
	BP Capital Markets America Inc.	4.893%	9/11/2033	200	201
	BP Capital Markets America Inc.	4.989%	4/10/2034	200	202
	BP Capital Markets America Inc.	5.227%	11/17/2034	415	424
	BP Capital Markets America Inc.	3.060%	6/17/2041	395	293
	BP Capital Markets America Inc.	3.000%	2/24/2050	385	245
	BP Capital Markets America Inc.	2.772%	11/10/2050	225	136
	BP Capital Markets America Inc.	2.939%	6/4/2051	375	233
	BP Capital Markets America Inc.	3.001%	3/17/2052	200	125
	BP Capital Markets America Inc.	3.379%	2/8/2061	325	208
	BP Capital Markets plc	3.279%	9/19/2027	200	197
	Burlington Resources LLC	7.200%	8/15/2031	560	639
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	160	178
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	200	205
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	440	461
	Cenovus Energy Inc.	2.650%	1/15/2032	305	268
	Cenovus Energy Inc.	3.750%	2/15/2052	415	282
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	70	68
	Cheniere Energy Inc.	5.650%	4/15/2034	200	204
	Cheniere Energy Partners LP	3.250%	1/31/2032	354	320
	Cheniere Energy Partners LP	5.950%	6/30/2033	200	209
	Cheniere Energy Partners LP	5.750%	8/15/2034	445	457
[3]	Cheniere Energy Partners LP	5.550%	10/30/2035	120	121
	Chevron Corp.	1.995%	5/11/2027	1,000	970
	Chevron USA Inc.	3.950%	8/13/2027	139	139
	Chevron USA Inc.	4.050%	8/13/2028	302	304
	Chevron USA Inc.	4.300%	10/15/2030	97	98
	Chevron USA Inc.	4.500%	10/15/2032	266	267
	Chevron USA Inc.	4.850%	10/15/2035	250	249
	Chevron USA Inc.	2.343%	8/12/2050	241	138
	ConocoPhillips Co.	4.850%	1/15/2032	200	203
	ConocoPhillips Co.	5.050%	9/15/2033	200	204
	ConocoPhillips Co.	5.000%	1/15/2035	475	475
	ConocoPhillips Co.	4.300%	11/15/2044	1,120	942
	ConocoPhillips Co.	5.500%	1/15/2055	260	245
	ConocoPhillips Co.	4.025%	3/15/2062	115	83
	ConocoPhillips Co.	5.650%	1/15/2065	360	340
11

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Continental Resources Inc.	4.375%	1/15/2028	250	248
	Continental Resources Inc.	4.900%	6/1/2044	100	79
	Coterra Energy Inc.	3.900%	5/15/2027	775	770
	Coterra Energy Inc.	5.400%	2/15/2035	205	204
	Coterra Energy Inc.	5.900%	2/15/2055	65	61
	DCP Midstream Operating LP	5.600%	4/1/2044	200	187
	Devon Energy Corp.	5.200%	9/15/2034	430	421
	Devon Energy Corp.	5.600%	7/15/2041	205	192
	Devon Energy Corp.	5.000%	6/15/2045	50	42
	Devon Energy Corp.	5.750%	9/15/2054	295	264
	Diamondback Energy Inc.	5.200%	4/18/2027	200	203
	Diamondback Energy Inc.	3.500%	12/1/2029	825	795
	Diamondback Energy Inc.	6.250%	3/15/2033	200	214
	Diamondback Energy Inc.	5.400%	4/18/2034	300	303
	Diamondback Energy Inc.	5.550%	4/1/2035	69	70
	Diamondback Energy Inc.	5.900%	4/18/2064	595	550
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	270	281
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	200	191
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	248	217
	Enbridge Inc.	4.250%	12/1/2026	100	100
	Enbridge Inc.	5.250%	4/5/2027	200	203
	Enbridge Inc.	3.700%	7/15/2027	200	198
	Enbridge Inc.	4.600%	6/20/2028	25	25
	Enbridge Inc.	4.900%	6/20/2030	75	77
	Enbridge Inc.	6.200%	11/15/2030	1,250	1,345
	Enbridge Inc.	5.700%	3/8/2033	200	209
	Enbridge Inc.	2.500%	8/1/2033	314	264
	Enbridge Inc.	5.625%	4/5/2034	200	206
	Enbridge Inc.	5.550%	6/20/2035	100	102
	Enbridge Inc.	3.400%	8/1/2051	960	633
	Enbridge Inc.	6.700%	11/15/2053	277	298
	Enbridge Inc.	5.950%	4/5/2054	135	133
	Enbridge Inc.	7.200%	6/27/2054	250	260
	Energy Transfer LP	6.050%	12/1/2026	540	551
[2]	Energy Transfer LP	5.500%	6/1/2027	250	254
	Energy Transfer LP	4.000%	10/1/2027	200	199
	Energy Transfer LP	4.950%	6/15/2028	50	51
	Energy Transfer LP	6.100%	12/1/2028	225	237
	Energy Transfer LP	5.250%	7/1/2029	600	618
	Energy Transfer LP	6.400%	12/1/2030	710	768
	Energy Transfer LP	5.750%	2/15/2033	345	359
	Energy Transfer LP	6.550%	12/1/2033	290	314
	Energy Transfer LP	5.550%	5/15/2034	355	361
	Energy Transfer LP	5.600%	9/1/2034	160	163
	Energy Transfer LP	5.700%	4/1/2035	200	204
	Energy Transfer LP	6.625%	10/15/2036	535	576
[2]	Energy Transfer LP	5.800%	6/15/2038	361	364
	Energy Transfer LP	5.950%	10/1/2043	214	208
	Energy Transfer LP	5.300%	4/1/2044	200	179
	Energy Transfer LP	5.150%	3/15/2045	215	189
	Energy Transfer LP	6.125%	12/15/2045	200	197
	Energy Transfer LP	5.300%	4/15/2047	200	176
	Energy Transfer LP	5.400%	10/1/2047	200	178
	Energy Transfer LP	6.000%	6/15/2048	690	663
	Energy Transfer LP	5.950%	5/15/2054	715	671
	Energy Transfer LP	6.200%	4/1/2055	150	146
	Eni USA Inc.	7.300%	11/15/2027	200	213
	Enterprise Products Operating LLC	4.300%	6/20/2028	285	287
	Enterprise Products Operating LLC	3.125%	7/31/2029	200	193
	Enterprise Products Operating LLC	4.600%	1/15/2031	435	439
	Enterprise Products Operating LLC	4.850%	1/31/2034	660	659
	Enterprise Products Operating LLC	5.200%	1/15/2036	170	171
	Enterprise Products Operating LLC	7.550%	4/15/2038	595	705
	Enterprise Products Operating LLC	6.450%	9/1/2040	155	170
	Enterprise Products Operating LLC	5.700%	2/15/2042	200	201
	Enterprise Products Operating LLC	4.850%	8/15/2042	50	45
	Enterprise Products Operating LLC	4.250%	2/15/2048	200	162
	Enterprise Products Operating LLC	4.800%	2/1/2049	110	95
	Enterprise Products Operating LLC	4.200%	1/31/2050	200	157
	Enterprise Products Operating LLC	3.200%	2/15/2052	775	504
12

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	3.300%	2/15/2053	475	311
	Enterprise Products Operating LLC	4.950%	10/15/2054	450	390
[2]	Enterprise Products Operating LLC	5.250%	8/16/2077	675	669
	EOG Resources Inc.	4.400%	7/15/2028	75	76
	EOG Resources Inc.	5.000%	7/15/2032	150	153
	EOG Resources Inc.	5.350%	1/15/2036	325	330
	EOG Resources Inc.	4.950%	4/15/2050	420	370
	EOG Resources Inc.	5.950%	7/15/2055	50	50
	EQT Corp.	5.700%	4/1/2028	175	181
	EQT Corp.	5.000%	1/15/2029	353	357
	EQT Corp.	7.000%	2/1/2030	200	218
[3]	EQT Corp.	4.750%	1/15/2031	350	348
	EQT Corp.	5.750%	2/1/2034	118	122
	Expand Energy Corp.	4.750%	2/1/2032	500	487
	Exxon Mobil Corp.	2.440%	8/16/2029	420	399
	Exxon Mobil Corp.	2.610%	10/15/2030	1,005	937
	Exxon Mobil Corp.	2.995%	8/16/2039	80	63
	Exxon Mobil Corp.	3.567%	3/6/2045	70	54
	Exxon Mobil Corp.	4.114%	3/1/2046	448	369
	Exxon Mobil Corp.	3.452%	4/15/2051	1,298	916
	Halliburton Co.	4.850%	11/15/2035	200	194
	Halliburton Co.	4.750%	8/1/2043	730	633
	Halliburton Co.	5.000%	11/15/2045	203	179
	Helmerich & Payne Inc.	4.850%	12/1/2029	325	324
	Helmerich & Payne Inc.	2.900%	9/29/2031	200	175
	Helmerich & Payne Inc.	5.500%	12/1/2034	200	193
	Hess Corp.	4.300%	4/1/2027	510	511
	Hess Corp.	6.000%	1/15/2040	250	268
	Hess Corp.	5.600%	2/15/2041	380	385
	HF Sinclair Corp.	4.500%	10/1/2030	570	557
	HF Sinclair Corp.	5.500%	9/1/2032	61	61
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	240	267
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	331	354
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	70	81
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	200	194
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	35	30
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	354	317
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	200	188
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	200	185
	Kinder Morgan Inc.	5.000%	2/1/2029	760	776
	Kinder Morgan Inc.	5.100%	8/1/2029	825	847
	Kinder Morgan Inc.	5.150%	6/1/2030	50	51
	Kinder Morgan Inc.	5.850%	6/1/2035	660	686
	Kinder Morgan Inc.	5.550%	6/1/2045	125	118
	Kinder Morgan Inc.	5.200%	3/1/2048	301	268
	Kinder Morgan Inc.	3.250%	8/1/2050	333	212
	Kinder Morgan Inc.	3.600%	2/15/2051	175	119
	Marathon Petroleum Corp.	3.800%	4/1/2028	465	460
	Marathon Petroleum Corp.	5.000%	9/15/2054	560	456
	MPLX LP	2.650%	8/15/2030	1,610	1,472
	MPLX LP	5.000%	3/1/2033	200	198
	MPLX LP	5.500%	6/1/2034	250	252
	MPLX LP	5.400%	4/1/2035	300	298
	MPLX LP	5.400%	9/15/2035	225	222
	MPLX LP	4.700%	4/15/2048	200	162
	MPLX LP	4.950%	3/14/2052	290	239
	MPLX LP	5.650%	3/1/2053	75	68
	MPLX LP	5.950%	4/1/2055	250	236
	MPLX LP	6.200%	9/15/2055	200	195
	MPLX LP	4.900%	4/15/2058	200	161
	Occidental Petroleum Corp.	5.000%	8/1/2027	725	733
	Occidental Petroleum Corp.	5.200%	8/1/2029	210	213
	Occidental Petroleum Corp.	5.550%	10/1/2034	890	886
	Occidental Petroleum Corp.	6.600%	3/15/2046	770	773
	Occidental Petroleum Corp.	6.050%	10/1/2054	100	93
	ONEOK Inc.	4.250%	9/24/2027	1,300	1,301
	ONEOK Inc.	4.400%	10/15/2029	325	325
	ONEOK Inc.	5.800%	11/1/2030	215	226
	ONEOK Inc.	6.350%	1/15/2031	280	300
	ONEOK Inc.	4.750%	10/15/2031	200	200
13

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ONEOK Inc.	4.950%	10/15/2032	99	98
	ONEOK Inc.	6.100%	11/15/2032	200	213
	ONEOK Inc.	6.050%	9/1/2033	200	210
	ONEOK Inc.	5.050%	11/1/2034	165	161
	ONEOK Inc.	6.000%	6/15/2035	205	212
	ONEOK Inc.	5.400%	10/15/2035	200	198
	ONEOK Inc.	5.150%	10/15/2043	35	31
	ONEOK Inc.	5.600%	4/1/2044	227	210
	ONEOK Inc.	4.950%	7/13/2047	200	170
	ONEOK Inc.	4.450%	9/1/2049	200	156
	ONEOK Inc.	4.500%	3/15/2050	405	316
	ONEOK Inc.	6.625%	9/1/2053	145	149
	ONEOK Inc.	6.250%	10/15/2055	250	244
	ONEOK Inc.	5.850%	11/1/2064	395	361
	ONEOK Partners LP	6.850%	10/15/2037	200	218
	ONEOK Partners LP	6.125%	2/1/2041	200	202
	ONEOK Partners LP	6.200%	9/15/2043	217	217
	Ovintiv Inc.	6.500%	8/15/2034	295	311
	Ovintiv Inc.	7.100%	7/15/2053	220	227
	Phillips 66	4.650%	11/15/2034	25	24
	Phillips 66	5.875%	5/1/2042	1,055	1,057
	Phillips 66	4.875%	11/15/2044	115	101
	Phillips 66 Co.	4.950%	12/1/2027	540	549
	Phillips 66 Co.	5.300%	6/30/2033	200	204
	Phillips 66 Co.	5.500%	3/15/2055	125	114
	Pioneer Natural Resources Co.	1.900%	8/15/2030	345	309
	Plains All American Pipeline LP	3.800%	9/15/2030	985	950
	Plains All American Pipeline LP	5.150%	6/1/2042	500	446
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	225	225
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	750	752
[2]	Shell Finance US Inc.	4.125%	5/11/2035	690	655
[2]	Shell Finance US Inc.	4.550%	8/12/2043	200	176
[2]	Shell Finance US Inc.	4.375%	5/11/2045	225	192
[2]	Shell Finance US Inc.	4.000%	5/10/2046	95	76
[2]	Shell Finance US Inc.	3.750%	9/12/2046	200	154
[2]	Shell Finance US Inc.	3.250%	4/6/2050	200	137
	Shell International Finance BV	3.875%	11/13/2028	905	904
	Shell International Finance BV	2.750%	4/6/2030	30	28
	Shell International Finance BV	6.375%	12/15/2038	556	620
	Shell International Finance BV	5.500%	3/25/2040	290	296
	Shell International Finance BV	3.625%	8/21/2042	820	647
	Shell International Finance BV	3.000%	11/26/2051	285	183
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	375	372
	Suncor Energy Inc.	5.950%	12/1/2034	145	151
	Suncor Energy Inc.	6.800%	5/15/2038	495	535
	Targa Resources Corp.	5.200%	7/1/2027	540	549
	Targa Resources Corp.	4.900%	9/15/2030	100	102
	Targa Resources Corp.	4.200%	2/1/2033	200	189
	Targa Resources Corp.	6.500%	3/30/2034	175	189
	Targa Resources Corp.	5.500%	2/15/2035	200	202
	Targa Resources Corp.	5.650%	2/15/2036	50	51
	Targa Resources Corp.	6.500%	2/15/2053	645	659
	Targa Resources Partners LP	4.000%	1/15/2032	157	148
	TotalEnergies Capital International SA	3.455%	2/19/2029	350	345
	TotalEnergies Capital International SA	2.986%	6/29/2041	1,150	854
	TotalEnergies Capital SA	3.883%	10/11/2028	200	200
	TotalEnergies Capital SA	5.150%	4/5/2034	200	206
	TotalEnergies Capital SA	4.724%	9/10/2034	335	335
	TotalEnergies Capital SA	5.488%	4/5/2054	745	710
	TotalEnergies Capital SA	5.275%	9/10/2054	200	185
	TotalEnergies Capital SA	5.638%	4/5/2064	150	144
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	630	631
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	405	390
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	875	1,028
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	920	917
	Valero Energy Corp.	4.350%	6/1/2028	660	662
	Valero Energy Corp.	5.150%	2/15/2030	200	206
	Valero Energy Corp.	2.800%	12/1/2031	200	180
	Valero Energy Corp.	7.500%	4/15/2032	200	230
	Valero Energy Corp.	4.900%	3/15/2045	205	179
14

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Viper Energy Partners LLC	4.900%	8/1/2030	30	30
	Viper Energy Partners LLC	5.700%	8/1/2035	50	50
	Western Midstream Operating LP	6.150%	4/1/2033	200	209
	Western Midstream Operating LP	5.450%	4/1/2044	285	250
	Western Midstream Operating LP	5.250%	2/1/2050	355	297
	Williams Cos. Inc.	4.900%	3/15/2029	30	31
	Williams Cos. Inc.	4.625%	6/30/2030	100	101
[2]	Williams Cos. Inc.	7.500%	1/15/2031	1,152	1,304
	Williams Cos. Inc.	4.650%	8/15/2032	200	197
	Williams Cos. Inc.	5.650%	3/15/2033	200	208
	Williams Cos. Inc.	5.150%	3/15/2034	200	200
	Williams Cos. Inc.	5.600%	3/15/2035	395	406
	Williams Cos. Inc.	5.300%	9/30/2035	215	215
	Williams Cos. Inc.	4.900%	1/15/2045	400	351
	Williams Cos. Inc.	3.500%	10/15/2051	830	562
	Woodside Finance Ltd.	4.900%	5/19/2028	450	456
	Woodside Finance Ltd.	5.400%	5/19/2030	233	239
	Woodside Finance Ltd.	5.700%	5/19/2032	100	103
	Woodside Finance Ltd.	5.100%	9/12/2034	80	78
	Woodside Finance Ltd.	6.000%	5/19/2035	407	420
	Woodside Finance Ltd.	5.700%	9/12/2054	100	92
					90,323
Financials (28.8%)
	AerCap Ireland Capital DAC	2.450%	10/29/2026	300	294
	AerCap Ireland Capital DAC	6.100%	1/15/2027	250	255
	AerCap Ireland Capital DAC	6.450%	4/15/2027	400	413
	AerCap Ireland Capital DAC	3.875%	1/23/2028	210	208
	AerCap Ireland Capital DAC	4.875%	4/1/2028	785	797
	AerCap Ireland Capital DAC	5.750%	6/6/2028	200	207
	AerCap Ireland Capital DAC	3.000%	10/29/2028	455	438
	AerCap Ireland Capital DAC	5.100%	1/19/2029	200	205
	AerCap Ireland Capital DAC	4.625%	9/10/2029	280	282
	AerCap Ireland Capital DAC	3.300%	1/30/2032	750	686
	AerCap Ireland Capital DAC	3.400%	10/29/2033	250	222
	AerCap Ireland Capital DAC	4.950%	9/10/2034	200	197
	AerCap Ireland Capital DAC	3.850%	10/29/2041	500	403
	AerCap Ireland Capital DAC	6.500%	1/31/2056	150	154
	Affiliated Managers Group Inc.	5.500%	8/20/2034	100	102
	Air Lease Corp.	4.625%	10/1/2028	465	470
[2]	Air Lease Corp.	2.875%	1/15/2032	200	179
	Allstate Corp.	5.350%	6/1/2033	200	207
	Allstate Corp.	5.550%	5/9/2035	620	645
[2]	Allstate Corp.	6.500%	5/15/2057	423	437
	Ally Financial Inc.	7.100%	11/15/2027	300	316
	Ally Financial Inc.	5.737%	5/15/2029	125	128
	Ally Financial Inc.	6.992%	6/13/2029	200	212
[2]	Ally Financial Inc.	8.000%	11/1/2031	360	412
	Ally Financial Inc.	6.184%	7/26/2035	270	278
	American Express Co.	1.650%	11/4/2026	250	243
	American Express Co.	2.550%	3/4/2027	200	196
	American Express Co.	3.300%	5/3/2027	200	198
	American Express Co.	5.850%	11/5/2027	270	280
	American Express Co.	5.098%	2/16/2028	200	202
	American Express Co.	5.043%	7/26/2028	200	203
	American Express Co.	4.731%	4/25/2029	200	203
	American Express Co.	4.050%	5/3/2029	488	489
	American Express Co.	4.351%	7/20/2029	230	231
	American Express Co.	5.282%	7/27/2029	550	567
	American Express Co.	5.532%	4/25/2030	200	209
	American Express Co.	5.085%	1/30/2031	290	299
	American Express Co.	5.016%	4/25/2031	300	308
	American Express Co.	4.989%	5/26/2033	500	504
	American Express Co.	4.918%	7/20/2033	175	177
	American Express Co.	4.420%	8/3/2033	264	259
	American Express Co.	5.043%	5/1/2034	1,323	1,343
	American Express Co.	5.625%	7/28/2034	300	310
	American Express Co.	5.284%	7/26/2035	50	51
	American Express Co.	5.667%	4/25/2036	505	527
[2]	American Express Credit Corp.	3.300%	5/3/2027	200	198
15

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	5.125%	3/27/2033	200	204
	American International Group Inc.	4.500%	7/16/2044	120	104
	American International Group Inc.	4.375%	6/30/2050	230	189
	American National Group Inc.	5.000%	6/15/2027	1,500	1,511
	American National Group Inc.	6.000%	7/15/2035	100	101
	Ameriprise Financial Inc.	5.700%	12/15/2028	245	257
	Ameriprise Financial Inc.	4.500%	5/13/2032	200	200
	Ameriprise Financial Inc.	5.200%	4/15/2035	200	202
[2]	Aon Corp.	8.205%	1/1/2027	352	368
	Aon Corp.	3.750%	5/2/2029	315	310
	Aon Corp.	2.600%	12/2/2031	508	455
	Aon Corp.	5.000%	9/12/2032	270	276
	Aon Global Ltd.	4.600%	6/14/2044	915	792
	Aon North America Inc.	5.125%	3/1/2027	240	243
	Aon North America Inc.	5.300%	3/1/2031	459	478
	Aon North America Inc.	5.750%	3/1/2054	241	235
[3]	Apollo Debt Solutions BDC	5.875%	8/30/2030	260	264
[3]	Apollo Debt Solutions BDC	6.550%	3/15/2032	310	323
	Apollo Global Management Inc.	5.150%	8/12/2035	71	71
	Apollo Global Management Inc.	5.800%	5/21/2054	225	221
	Arch Capital Group Ltd.	3.635%	6/30/2050	365	264
	Ares Capital Corp.	2.875%	6/15/2028	170	162
	Ares Capital Corp.	5.500%	9/1/2030	125	127
[2]	Ares Capital Corp.	5.800%	3/8/2032	173	176
	Ares Management Corp.	6.375%	11/10/2028	315	334
	Ares Management Corp.	5.600%	10/11/2054	25	23
[3]	Ares Strategic Income Fund	5.450%	9/9/2028	50	50
	Ares Strategic Income Fund	6.350%	8/15/2029	220	228
[3]	Ares Strategic Income Fund	5.800%	9/9/2030	50	51
	Ares Strategic Income Fund	6.200%	3/21/2032	320	329
	Arthur J Gallagher & Co.	4.600%	12/15/2027	200	202
	Arthur J Gallagher & Co.	4.850%	12/15/2029	200	204
	Arthur J Gallagher & Co.	2.400%	11/9/2031	200	177
	Arthur J Gallagher & Co.	5.000%	2/15/2032	200	204
	Arthur J Gallagher & Co.	6.500%	2/15/2034	200	219
	Arthur J Gallagher & Co.	5.150%	2/15/2035	280	281
	Arthur J Gallagher & Co.	3.500%	5/20/2051	200	138
	Arthur J Gallagher & Co.	5.750%	3/2/2053	545	526
	Assurant Inc.	5.550%	2/15/2036	25	25
	Athene Holding Ltd.	5.875%	1/15/2034	200	207
	Athene Holding Ltd.	3.450%	5/15/2052	133	84
	Athene Holding Ltd.	6.625%	10/15/2054	100	100
	Athene Holding Ltd.	6.625%	5/19/2055	350	360
	Athene Holding Ltd.	6.875%	6/28/2055	145	147
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	200	202
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	250	256
	AXA SA	8.600%	12/15/2030	975	1,158
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	490	507
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	200	230
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	165	173
	Banco Santander SA	4.250%	4/11/2027	200	200
	Banco Santander SA	1.722%	9/14/2027	265	258
	Banco Santander SA	6.527%	11/7/2027	300	307
	Banco Santander SA	3.800%	2/23/2028	945	935
	Banco Santander SA	5.552%	3/14/2028	200	204
	Banco Santander SA	4.175%	3/24/2028	200	200
	Banco Santander SA	4.379%	4/12/2028	200	201
	Banco Santander SA	6.607%	11/7/2028	200	214
	Banco Santander SA	5.565%	1/17/2030	265	277
	Banco Santander SA	5.538%	3/14/2030	200	207
	Banco Santander SA	3.490%	5/28/2030	200	192
	Banco Santander SA	2.749%	12/3/2030	1,005	906
	Banco Santander SA	2.958%	3/25/2031	200	185
	Banco Santander SA	5.439%	7/15/2031	200	209
	Banco Santander SA	3.225%	11/22/2032	200	181
	Banco Santander SA	6.921%	8/8/2033	275	303
	Banco Santander SA	6.938%	11/7/2033	200	227
	Bank of America Corp.	6.220%	9/15/2026	570	581
[2]	Bank of America Corp.	4.250%	10/22/2026	200	200
	Bank of America Corp.	5.933%	9/15/2027	1,120	1,138
16

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bank of America Corp.	3.705%	4/24/2028	300	298
	Bank of America Corp.	4.376%	4/27/2028	250	251
[2]	Bank of America Corp.	3.593%	7/21/2028	200	198
[2]	Bank of America Corp.	4.948%	7/22/2028	795	806
	Bank of America Corp.	6.204%	11/10/2028	600	625
[2]	Bank of America Corp.	3.419%	12/20/2028	224	220
	Bank of America Corp.	4.979%	1/24/2029	2,515	2,559
[2]	Bank of America Corp.	3.970%	3/5/2029	200	199
	Bank of America Corp.	4.623%	5/9/2029	540	546
[2]	Bank of America Corp.	2.087%	6/14/2029	950	897
[2]	Bank of America Corp.	4.271%	7/23/2029	225	226
	Bank of America Corp.	5.819%	9/15/2029	582	608
[2]	Bank of America Corp.	2.884%	10/22/2030	1,345	1,272
	Bank of America Corp.	5.162%	1/24/2031	750	774
[2]	Bank of America Corp.	1.898%	7/23/2031	1,495	1,329
[2]	Bank of America Corp.	1.922%	10/24/2031	1,275	1,126
[2]	Bank of America Corp.	2.651%	3/11/2032	990	899
	Bank of America Corp.	2.687%	4/22/2032	1,500	1,361
	Bank of America Corp.	2.572%	10/20/2032	210	187
[2]	Bank of America Corp.	2.972%	2/4/2033	745	673
	Bank of America Corp.	4.571%	4/27/2033	725	718
[2]	Bank of America Corp.	5.015%	7/22/2033	475	482
	Bank of America Corp.	5.288%	4/25/2034	200	205
	Bank of America Corp.	5.468%	1/23/2035	360	372
	Bank of America Corp.	5.518%	10/25/2035	305	308
	Bank of America Corp.	5.511%	1/24/2036	1,360	1,401
	Bank of America Corp.	5.464%	5/9/2036	445	457
	Bank of America Corp.	2.482%	9/21/2036	760	657
	Bank of America Corp.	3.846%	3/8/2037	850	785
	Bank of America Corp.	7.750%	5/14/2038	610	733
[2]	Bank of America Corp.	2.676%	6/19/2041	665	478
[2]	Bank of America Corp.	5.875%	2/7/2042	290	303
	Bank of America Corp.	3.311%	4/22/2042	455	350
[2]	Bank of America Corp.	5.000%	1/21/2044	389	368
[2]	Bank of America Corp.	4.875%	4/1/2044	200	185
[2]	Bank of America Corp.	4.750%	4/21/2045	650	573
[2]	Bank of America Corp.	3.946%	1/23/2049	1,225	960
[2]	Bank of America Corp.	4.083%	3/20/2051	200	157
[2]	Bank of America Corp.	2.831%	10/24/2051	680	422
	Bank of America Corp.	2.972%	7/21/2052	1,535	985
	Bank of America NA	5.526%	8/18/2026	250	253
[2]	Bank of America NA	6.000%	10/15/2036	297	317
[2]	Bank of Montreal	1.250%	9/15/2026	504	489
	Bank of Montreal	5.266%	12/11/2026	310	314
	Bank of Montreal	4.567%	9/10/2027	1,500	1,504
	Bank of Montreal	5.717%	9/25/2028	200	209
	Bank of Montreal	4.640%	9/10/2030	200	203
[2]	Bank of Montreal	3.803%	12/15/2032	200	196
	Bank of Montreal	3.088%	1/10/2037	265	234
[2]	Bank of New York Mellon Corp.	1.050%	10/15/2026	240	232
[2]	Bank of New York Mellon Corp.	2.050%	1/26/2027	200	195
[2]	Bank of New York Mellon Corp.	3.250%	5/16/2027	200	198
[2]	Bank of New York Mellon Corp.	3.400%	1/29/2028	200	198
[2]	Bank of New York Mellon Corp.	3.850%	4/28/2028	200	200
	Bank of New York Mellon Corp.	4.441%	6/9/2028	281	283
[2]	Bank of New York Mellon Corp.	3.992%	6/13/2028	200	200
[2]	Bank of New York Mellon Corp.	1.650%	7/14/2028	200	188
	Bank of New York Mellon Corp.	4.890%	7/21/2028	85	86
[2]	Bank of New York Mellon Corp.	5.802%	10/25/2028	300	311
[2]	Bank of New York Mellon Corp.	3.000%	10/30/2028	236	228
[2]	Bank of New York Mellon Corp.	1.900%	1/25/2029	200	187
	Bank of New York Mellon Corp.	4.729%	4/20/2029	250	254
[2]	Bank of New York Mellon Corp.	3.300%	8/23/2029	604	585
	Bank of New York Mellon Corp.	4.942%	2/11/2031	145	149
	Bank of New York Mellon Corp.	5.060%	7/22/2032	200	206
[2]	Bank of New York Mellon Corp.	5.834%	10/25/2033	183	196
	Bank of New York Mellon Corp.	4.706%	2/1/2034	200	199
[2]	Bank of New York Mellon Corp.	4.967%	4/26/2034	200	202
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	200	221
[2]	Bank of New York Mellon Corp.	5.188%	3/14/2035	155	158
17

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	5.225%	11/20/2035	25	26
	Bank of New York Mellon Corp.	5.316%	6/6/2036	100	102
	Bank of New York Mellon Corp.	5.606%	7/21/2039	200	207
	Bank of Nova Scotia	2.700%	8/3/2026	100	99
[2]	Bank of Nova Scotia	5.400%	6/4/2027	1,000	1,023
	Bank of Nova Scotia	4.404%	9/8/2028	340	342
	Bank of Nova Scotia	4.850%	2/1/2030	500	511
	Bank of Nova Scotia	2.450%	2/2/2032	450	395
	Bank of Nova Scotia	4.588%	5/4/2037	200	192
	Barclays plc	6.496%	9/13/2027	200	204
	Barclays plc	2.279%	11/24/2027	200	195
	Barclays plc	4.337%	1/10/2028	855	855
	Barclays plc	5.674%	3/12/2028	200	204
	Barclays plc	4.836%	5/9/2028	840	844
	Barclays plc	5.501%	8/9/2028	230	235
	Barclays plc	7.385%	11/2/2028	465	494
[2]	Barclays plc	4.972%	5/16/2029	415	421
	Barclays plc	6.490%	9/13/2029	200	212
	Barclays plc	4.476%	11/11/2029	400	401
	Barclays plc	5.690%	3/12/2030	285	296
[2]	Barclays plc	5.088%	6/20/2030	250	253
	Barclays plc	4.942%	9/10/2030	200	203
	Barclays plc	2.645%	6/24/2031	200	183
	Barclays plc	2.667%	3/10/2032	670	604
	Barclays plc	2.894%	11/24/2032	230	206
	Barclays plc	7.437%	11/2/2033	450	513
	Barclays plc	6.224%	5/9/2034	200	213
	Barclays plc	7.119%	6/27/2034	140	155
	Barclays plc	6.692%	9/13/2034	425	466
	Barclays plc	5.335%	9/10/2035	200	200
	Barclays plc	5.785%	2/25/2036	510	526
	Barclays plc	3.811%	3/10/2042	260	203
	Barclays plc	3.330%	11/24/2042	535	400
	Barclays plc	5.250%	8/17/2045	380	355
	Barclays plc	5.860%	8/11/2046	77	76
	Barclays plc	6.036%	3/12/2055	255	260
[3]	Barings Private Credit Corp.	6.150%	6/11/2030	125	125
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	75	70
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	580	481
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	500	416
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	1,310	995
	BGC Group Inc.	6.600%	6/10/2029	235	245
[3]	BGC Group Inc.	6.150%	4/2/2030	80	82
	BlackRock Funding Inc.	4.600%	7/26/2027	695	704
	BlackRock Funding Inc.	5.250%	3/14/2054	435	413
	BlackRock Funding Inc.	5.350%	1/8/2055	195	188
	Blackrock Inc.	3.200%	3/15/2027	427	423
	Blackrock Inc.	2.100%	2/25/2032	200	174
	Blackrock Inc.	4.750%	5/25/2033	546	554
	Blackstone Private Credit Fund	6.000%	1/29/2032	705	724
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	185	185
	Blackstone Secured Lending Fund	2.125%	2/15/2027	200	193
	Blackstone Secured Lending Fund	2.850%	9/30/2028	240	227
	Blue Owl Capital Corp.	2.625%	1/15/2027	200	194
	Blue Owl Capital Corp.	5.950%	3/15/2029	375	381
	Blue Owl Capital Corp.	6.200%	7/15/2030	50	51
[2]	Blue Owl Credit Income Corp.	3.125%	9/23/2026	250	245
[2]	Blue Owl Credit Income Corp.	4.700%	2/8/2027	200	199
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	750	803
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	225	228
	Blue Owl Finance LLC	3.125%	6/10/2031	435	395
	Blue Owl Finance LLC	6.250%	4/18/2034	100	104
[2]	BPCE SA	3.375%	12/2/2026	200	198
	Brighthouse Financial Inc.	3.850%	12/22/2051	265	164
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	75	78
	Brookfield Finance I UK plc	2.340%	1/30/2032	200	173
	Brookfield Finance Inc.	3.900%	1/25/2028	690	685
	Brookfield Finance Inc.	2.724%	4/15/2031	350	320
	Brookfield Finance Inc.	6.350%	1/5/2034	200	216
	Brookfield Finance Inc.	3.625%	2/15/2052	200	138
18

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance LLC	3.450%	4/15/2050	580	393
	Brown & Brown Inc.	4.600%	12/23/2026	85	85
	Brown & Brown Inc.	4.700%	6/23/2028	160	162
	Brown & Brown Inc.	4.500%	3/15/2029	310	311
	Brown & Brown Inc.	4.900%	6/23/2030	150	152
	Brown & Brown Inc.	2.375%	3/15/2031	175	155
	Brown & Brown Inc.	5.250%	6/23/2032	210	215
	Brown & Brown Inc.	5.650%	6/11/2034	200	205
	Brown & Brown Inc.	5.550%	6/23/2035	150	153
	Brown & Brown Inc.	6.250%	6/23/2055	175	179
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	200	204
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	1,500	1,504
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	110	112
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	265	273
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	305	329
	Capital One Financial Corp.	1.878%	11/2/2027	200	194
	Capital One Financial Corp.	4.927%	5/10/2028	160	162
	Capital One Financial Corp.	5.468%	2/1/2029	745	765
	Capital One Financial Corp.	6.312%	6/8/2029	200	210
	Capital One Financial Corp.	5.700%	2/1/2030	200	208
	Capital One Financial Corp.	5.463%	7/26/2030	200	207
[2]	Capital One Financial Corp.	7.624%	10/30/2031	735	834
	Capital One Financial Corp.	2.618%	11/2/2032	175	155
	Capital One Financial Corp.	5.268%	5/10/2033	200	203
	Capital One Financial Corp.	6.377%	6/8/2034	250	268
	Capital One Financial Corp.	7.964%	11/2/2034	300	351
	Capital One Financial Corp.	6.051%	2/1/2035	425	448
	Capital One Financial Corp.	5.884%	7/26/2035	200	208
	Capital One Financial Corp.	6.183%	1/30/2036	145	150
[2]	Capital One NA	2.700%	2/6/2030	200	187
	Charles Schwab Corp.	2.450%	3/3/2027	230	225
	Charles Schwab Corp.	4.000%	2/1/2029	200	200
	Charles Schwab Corp.	5.643%	5/19/2029	200	208
	Charles Schwab Corp.	2.750%	10/1/2029	321	305
	Charles Schwab Corp.	6.196%	11/17/2029	228	243
	Charles Schwab Corp.	1.650%	3/11/2031	200	173
	Charles Schwab Corp.	1.950%	12/1/2031	720	623
	Charles Schwab Corp.	2.900%	3/3/2032	255	231
	Charles Schwab Corp.	5.853%	5/19/2034	200	213
[2]	Chubb Corp.	6.500%	5/15/2038	30	34
	Chubb INA Holdings LLC	4.650%	8/15/2029	31	32
	Chubb INA Holdings LLC	5.000%	3/15/2034	555	564
	Chubb INA Holdings LLC	4.900%	8/15/2035	185	184
	Chubb INA Holdings LLC	4.150%	3/13/2043	200	171
	Chubb INA Holdings LLC	4.350%	11/3/2045	95	81
	Chubb INA Holdings LLC	3.050%	12/15/2061	455	274
	CI Financial Corp.	3.200%	12/17/2030	205	184
[2]	Cincinnati Financial Corp.	6.920%	5/15/2028	291	312
	Citibank NA	4.576%	5/29/2027	730	736
	Citibank NA	5.803%	9/29/2028	460	482
	Citibank NA	4.838%	8/6/2029	360	369
[2]	Citibank NA	4.914%	5/29/2030	250	257
[2]	Citibank NA	5.570%	4/30/2034	310	324
	Citigroup Inc.	3.200%	10/21/2026	235	232
	Citigroup Inc.	4.450%	9/29/2027	690	692
[2]	Citigroup Inc.	3.887%	1/10/2028	1,480	1,471
[2]	Citigroup Inc.	3.070%	2/24/2028	200	196
	Citigroup Inc.	4.643%	5/7/2028	900	905
	Citigroup Inc.	4.125%	7/25/2028	140	140
[2]	Citigroup Inc.	4.075%	4/23/2029	330	329
	Citigroup Inc.	5.174%	2/13/2030	200	205
[2]	Citigroup Inc.	3.980%	3/20/2030	945	933
	Citigroup Inc.	4.542%	9/19/2030	375	377
[2]	Citigroup Inc.	2.666%	1/29/2031	1,510	1,400
[2]	Citigroup Inc.	2.572%	6/3/2031	1,310	1,203
	Citigroup Inc.	2.561%	5/1/2032	1,130	1,015
	Citigroup Inc.	2.520%	11/3/2032	200	177
	Citigroup Inc.	3.057%	1/25/2033	170	154
	Citigroup Inc.	3.785%	3/17/2033	200	188
	Citigroup Inc.	4.910%	5/24/2033	459	461
19

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	6.000%	10/31/2033	850	905
	Citigroup Inc.	6.270%	11/17/2033	975	1,057
	Citigroup Inc.	5.592%	11/19/2034	225	230
	Citigroup Inc.	5.449%	6/11/2035	250	257
	Citigroup Inc.	6.020%	1/24/2036	150	155
	Citigroup Inc.	6.125%	8/25/2036	495	520
	Citigroup Inc.	8.125%	7/15/2039	300	378
	Citigroup Inc.	5.411%	9/19/2039	660	653
[2]	Citigroup Inc.	5.316%	3/26/2041	410	401
[2]	Citigroup Inc.	4.281%	4/24/2048	1,355	1,116
	Citigroup Inc.	4.650%	7/23/2048	405	350
	Citizens Financial Group Inc.	5.841%	1/23/2030	560	583
	Citizens Financial Group Inc.	2.638%	9/30/2032	25	21
	Citizens Financial Group Inc.	6.645%	4/25/2035	330	359
	Citizens Financial Group Inc.	5.641%	5/21/2037	150	151
	CME Group Inc.	5.300%	9/15/2043	180	180
	CNA Financial Corp.	2.050%	8/15/2030	200	178
	CNA Financial Corp.	5.200%	8/15/2035	150	148
	CNO Financial Group Inc.	5.250%	5/30/2029	242	247
	Comerica Bank	5.332%	8/25/2033	200	197
	Comerica Inc.	4.000%	2/1/2029	200	197
	Commonwealth Bank of Australia	4.577%	11/27/2026	230	232
	Commonwealth Bank of Australia	4.423%	3/14/2028	130	132
	Cooperatieve Rabobank UA	5.500%	10/5/2026	1,160	1,178
	Cooperatieve Rabobank UA	4.494%	10/17/2029	200	203
	Cooperatieve Rabobank UA	5.250%	8/4/2045	790	736
	Corebridge Financial Inc.	6.050%	9/15/2033	235	249
	Corebridge Financial Inc.	4.400%	4/5/2052	290	231
	Corebridge Financial Inc.	6.875%	12/15/2052	566	584
	Deutsche Bank AG	5.371%	9/9/2027	220	225
	Deutsche Bank AG	2.311%	11/16/2027	200	195
	Deutsche Bank AG	2.552%	1/7/2028	295	288
	Deutsche Bank AG	5.706%	2/8/2028	200	204
[2]	Deutsche Bank AG	5.373%	1/10/2029	200	204
	Deutsche Bank AG	6.720%	1/18/2029	200	210
	Deutsche Bank AG	5.414%	5/10/2029	265	276
	Deutsche Bank AG	6.819%	11/20/2029	200	214
	Deutsche Bank AG	4.999%	9/11/2030	200	203
	Deutsche Bank AG	5.297%	5/9/2031	200	205
	Deutsche Bank AG	4.950%	8/4/2031	150	151
	Deutsche Bank AG	3.729%	1/14/2032	685	641
	Deutsche Bank AG	3.035%	5/28/2032	200	182
	Deutsche Bank AG	4.875%	12/1/2032	200	199
	Deutsche Bank AG	3.742%	1/7/2033	200	183
	Deutsche Bank AG	7.079%	2/10/2034	170	185
	Deutsche Bank AG	5.403%	9/11/2035	200	201
	Enstar Group Ltd.	3.100%	9/1/2031	342	306
	Equitable Holdings Inc.	4.350%	4/20/2028	705	707
	Equitable Holdings Inc.	5.594%	1/11/2033	200	208
	Equitable Holdings Inc.	5.000%	4/20/2048	295	263
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	640	563
	F&G Annuities & Life Inc.	6.250%	10/4/2034	260	261
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	1,500	1,411
[3]	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	90	92
[3]	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	85	88
	Fidelity National Financial Inc.	2.450%	3/15/2031	420	370
	Fifth Third Bancorp	3.950%	3/14/2028	500	497
	Fifth Third Bancorp	6.361%	10/27/2028	525	548
	Fifth Third Bancorp	4.337%	4/25/2033	400	387
	Fifth Third Bancorp	8.250%	3/1/2038	200	245
[2]	Fifth Third Bank NA	2.250%	2/1/2027	50	49
	First Citizens BancShares Inc.	6.254%	3/12/2040	127	128
	FS KKR Capital Corp.	3.125%	10/12/2028	325	298
	FS KKR Capital Corp.	7.875%	1/15/2029	380	398
	GATX Corp.	3.500%	6/1/2032	200	184
	GATX Corp.	6.050%	3/15/2034	580	618
	Global Payments Inc.	4.950%	8/15/2027	430	435
	Global Payments Inc.	5.950%	8/15/2052	455	433
	Globe Life Inc.	4.800%	6/15/2032	200	199
	Goldman Sachs BDC Inc.	6.375%	3/11/2027	315	322
20

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Capital I	6.345%	2/15/2034	225	239
	Goldman Sachs Group Inc.	1.948%	10/21/2027	1,250	1,217
	Goldman Sachs Group Inc.	2.640%	2/24/2028	200	195
	Goldman Sachs Group Inc.	4.937%	4/23/2028	108	109
[2]	Goldman Sachs Group Inc.	3.691%	6/5/2028	200	198
	Goldman Sachs Group Inc.	4.482%	8/23/2028	200	201
[2]	Goldman Sachs Group Inc.	4.223%	5/1/2029	1,230	1,230
	Goldman Sachs Group Inc.	6.484%	10/24/2029	445	473
	Goldman Sachs Group Inc.	2.600%	2/7/2030	1,260	1,178
	Goldman Sachs Group Inc.	5.727%	4/25/2030	780	816
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,675	1,715
[2]	Goldman Sachs Group Inc.	5.207%	1/28/2031	260	268
	Goldman Sachs Group Inc.	5.218%	4/23/2031	311	321
	Goldman Sachs Group Inc.	1.992%	1/27/2032	930	816
	Goldman Sachs Group Inc.	2.615%	4/22/2032	1,500	1,354
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,330	1,178
	Goldman Sachs Group Inc.	2.650%	10/21/2032	165	147
	Goldman Sachs Group Inc.	6.125%	2/15/2033	460	504
	Goldman Sachs Group Inc.	3.102%	2/24/2033	25	23
	Goldman Sachs Group Inc.	6.561%	10/24/2034	200	222
	Goldman Sachs Group Inc.	5.851%	4/25/2035	364	384
	Goldman Sachs Group Inc.	5.330%	7/23/2035	200	203
	Goldman Sachs Group Inc.	5.016%	10/23/2035	290	288
	Goldman Sachs Group Inc.	5.536%	1/28/2036	815	841
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,075	1,193
[2]	Goldman Sachs Group Inc.	4.017%	10/31/2038	210	185
	Goldman Sachs Group Inc.	6.250%	2/1/2041	369	396
	Goldman Sachs Group Inc.	3.210%	4/22/2042	300	225
	Goldman Sachs Group Inc.	3.436%	2/24/2043	1,675	1,282
[2]	Goldman Sachs Group Inc.	4.800%	7/8/2044	64	58
	Goldman Sachs Group Inc.	5.150%	5/22/2045	425	387
	Goldman Sachs Group Inc.	4.750%	10/21/2045	945	839
	Goldman Sachs Group Inc.	5.561%	11/19/2045	425	419
[3]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	25	25
[3]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	50	51
	Golub Capital BDC Inc.	2.050%	2/15/2027	210	202
	Golub Capital Private Credit Fund	5.800%	9/12/2029	250	253
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	125	127
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	250	248
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	75	76
	Hartford Insurance Group Inc.	6.100%	10/1/2041	430	447
	Hartford Insurance Group Inc.	3.600%	8/19/2049	200	146
	Hercules Capital Inc.	6.000%	6/16/2030	125	127
[3]	HPS Corporate Lending Fund	5.300%	6/5/2027	15	15
	HPS Corporate Lending Fund	6.750%	1/30/2029	500	522
[3]	HPS Corporate Lending Fund	5.850%	6/5/2030	100	102
[2]	HSBC Bank USA NA	7.000%	1/15/2039	250	292
	HSBC Holdings plc	2.251%	11/22/2027	200	195
	HSBC Holdings plc	5.597%	5/17/2028	200	204
	HSBC Holdings plc	4.755%	6/9/2028	475	478
	HSBC Holdings plc	5.210%	8/11/2028	525	533
[2]	HSBC Holdings plc	2.013%	9/22/2028	695	663
	HSBC Holdings plc	7.390%	11/3/2028	825	877
	HSBC Holdings plc	5.130%	11/19/2028	320	325
	HSBC Holdings plc	6.161%	3/9/2029	600	626
[2]	HSBC Holdings plc	4.583%	6/19/2029	200	201
	HSBC Holdings plc	2.206%	8/17/2029	50	47
	HSBC Holdings plc	5.546%	3/4/2030	690	715
	HSBC Holdings plc	4.950%	3/31/2030	260	266
	HSBC Holdings plc	5.286%	11/19/2030	200	206
[2]	HSBC Holdings plc	2.848%	6/4/2031	30	28
[2]	HSBC Holdings plc	2.357%	8/18/2031	154	139
	HSBC Holdings plc	5.733%	5/17/2032	360	378
	HSBC Holdings plc	2.804%	5/24/2032	325	293
	HSBC Holdings plc	2.871%	11/22/2032	685	616
	HSBC Holdings plc	4.762%	3/29/2033	200	197
	HSBC Holdings plc	5.402%	8/11/2033	794	819
	HSBC Holdings plc	8.113%	11/3/2033	730	849
	HSBC Holdings plc	6.254%	3/9/2034	200	216
	HSBC Holdings plc	6.547%	6/20/2034	350	375
21

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	7.399%	11/13/2034	200	225
	HSBC Holdings plc	5.719%	3/4/2035	345	361
	HSBC Holdings plc	5.450%	3/3/2036	685	696
	HSBC Holdings plc	6.500%	5/2/2036	310	337
[2]	HSBC Holdings plc	6.500%	5/2/2036	200	214
	HSBC Holdings plc	5.790%	5/13/2036	400	416
	HSBC Holdings plc	6.500%	9/15/2037	200	215
[2]	HSBC Holdings plc	6.500%	9/15/2037	255	270
	HSBC Holdings plc	6.800%	6/1/2038	141	156
	HSBC Holdings plc	6.100%	1/14/2042	235	250
	HSBC Holdings plc	6.332%	3/9/2044	555	596
	HSBC Holdings plc	5.250%	3/14/2044	270	254
	HSBC USA Inc.	5.294%	3/4/2027	300	305
	HSBC USA Inc.	4.650%	6/3/2028	200	203
	Huntington Bancshares Inc.	4.443%	8/4/2028	385	386
	Huntington Bancshares Inc.	2.550%	2/4/2030	820	759
	Huntington Bancshares Inc.	5.709%	2/2/2035	460	475
	Huntington Bancshares Inc.	2.487%	8/15/2036	200	170
	Huntington National Bank	4.871%	4/12/2028	450	454
	ING Groep NV	3.950%	3/29/2027	190	189
	ING Groep NV	4.858%	3/25/2029	240	243
	ING Groep NV	5.066%	3/25/2031	300	307
	ING Groep NV	4.252%	3/28/2033	525	509
	ING Groep NV	6.114%	9/11/2034	325	347
	ING Groep NV	5.525%	3/25/2036	170	174
	Intercontinental Exchange Inc.	3.750%	9/21/2028	585	580
	Intercontinental Exchange Inc.	4.350%	6/15/2029	315	318
	Intercontinental Exchange Inc.	1.850%	9/15/2032	200	168
	Intercontinental Exchange Inc.	4.600%	3/15/2033	760	760
	Intercontinental Exchange Inc.	2.650%	9/15/2040	379	277
	Intercontinental Exchange Inc.	4.950%	6/15/2052	770	691
	Invesco Finance plc	5.375%	11/30/2043	140	134
	Jackson Financial Inc.	3.125%	11/23/2031	570	515
	Jefferies Financial Group Inc.	4.850%	1/15/2027	230	232
	Jefferies Financial Group Inc.	5.875%	7/21/2028	590	615
	Jefferies Financial Group Inc.	2.625%	10/15/2031	135	119
	Jefferies Financial Group Inc.	2.750%	10/15/2032	245	210
	Jefferies Financial Group Inc.	6.200%	4/14/2034	375	395
	Jefferies Financial Group Inc.	6.250%	1/15/2036	360	378
	JPMorgan Chase & Co.	4.125%	12/15/2026	200	200
	JPMorgan Chase & Co.	8.000%	4/29/2027	225	239
	JPMorgan Chase & Co.	1.470%	9/22/2027	985	957
	JPMorgan Chase & Co.	4.250%	10/1/2027	310	312
	JPMorgan Chase & Co.	6.070%	10/22/2027	1,075	1,096
	JPMorgan Chase & Co.	3.625%	12/1/2027	310	307
	JPMorgan Chase & Co.	5.040%	1/23/2028	50	51
[2]	JPMorgan Chase & Co.	3.782%	2/1/2028	1,445	1,436
	JPMorgan Chase & Co.	4.323%	4/26/2028	550	551
[2]	JPMorgan Chase & Co.	3.540%	5/1/2028	405	401
[2]	JPMorgan Chase & Co.	2.182%	6/1/2028	1,015	982
	JPMorgan Chase & Co.	4.851%	7/25/2028	900	911
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,450	1,475
[2]	JPMorgan Chase & Co.	4.005%	4/23/2029	200	199
	JPMorgan Chase & Co.	2.069%	6/1/2029	1,170	1,106
	JPMorgan Chase & Co.	5.299%	7/24/2029	50	51
	JPMorgan Chase & Co.	6.087%	10/23/2029	185	195
[2]	JPMorgan Chase & Co.	4.452%	12/5/2029	340	343
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,300	1,331
	JPMorgan Chase & Co.	5.581%	4/22/2030	70	73
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,500	1,538
[2]	JPMorgan Chase & Co.	8.750%	9/1/2030	400	477
[2]	JPMorgan Chase & Co.	2.739%	10/15/2030	200	188
	JPMorgan Chase & Co.	4.603%	10/22/2030	200	202
	JPMorgan Chase & Co.	5.140%	1/24/2031	970	1,000
	JPMorgan Chase & Co.	5.103%	4/22/2031	288	297
[2]	JPMorgan Chase & Co.	2.956%	5/13/2031	1,200	1,119
	JPMorgan Chase & Co.	1.764%	11/19/2031	300	263
	JPMorgan Chase & Co.	1.953%	2/4/2032	1,215	1,069
	JPMorgan Chase & Co.	2.545%	11/8/2032	680	606
	JPMorgan Chase & Co.	2.963%	1/25/2033	340	308
22

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.586%	4/26/2033	200	199
	JPMorgan Chase & Co.	4.912%	7/25/2033	425	431
	JPMorgan Chase & Co.	5.717%	9/14/2033	170	178
	JPMorgan Chase & Co.	5.350%	6/1/2034	250	258
	JPMorgan Chase & Co.	6.254%	10/23/2034	200	218
	JPMorgan Chase & Co.	5.336%	1/23/2035	215	221
	JPMorgan Chase & Co.	5.766%	4/22/2035	900	951
	JPMorgan Chase & Co.	5.294%	7/22/2035	235	240
	JPMorgan Chase & Co.	4.946%	10/22/2035	200	199
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,195	1,234
	JPMorgan Chase & Co.	5.572%	4/22/2036	593	617
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,050	1,072
	JPMorgan Chase & Co.	6.400%	5/15/2038	480	536
[2]	JPMorgan Chase & Co.	3.882%	7/24/2038	915	809
	JPMorgan Chase & Co.	5.500%	10/15/2040	598	609
[2]	JPMorgan Chase & Co.	3.109%	4/22/2041	125	96
	JPMorgan Chase & Co.	2.525%	11/19/2041	680	481
	JPMorgan Chase & Co.	5.534%	11/29/2045	250	250
[2]	JPMorgan Chase & Co.	4.032%	7/24/2048	1,205	967
[2]	JPMorgan Chase & Co.	3.897%	1/23/2049	1,700	1,337
[2]	JPMorgan Chase & Co.	3.109%	4/22/2051	243	162
	JPMorgan Chase & Co.	3.328%	4/22/2052	215	149
	JPMorgan Chase Bank NA	5.110%	12/8/2026	200	203
[2]	KeyBank NA	5.850%	11/15/2027	620	639
[2]	KeyBank NA	3.900%	4/13/2029	260	254
[2]	KeyBank NA	4.900%	8/8/2032	200	196
[2]	KeyCorp	2.250%	4/6/2027	450	436
[2]	KeyCorp	4.789%	6/1/2033	375	371
	KKR & Co. Inc.	5.100%	8/7/2035	125	124
	Lazard Group LLC	6.000%	3/15/2031	75	79
	Lazard Group LLC	5.625%	8/1/2035	100	101
	Legg Mason Inc.	5.625%	1/15/2044	150	147
	Lincoln National Corp.	3.400%	1/15/2031	230	216
	Lincoln National Corp.	6.300%	10/9/2037	160	170
	Lloyds Banking Group plc	3.750%	1/11/2027	205	204
	Lloyds Banking Group plc	5.462%	1/5/2028	200	203
	Lloyds Banking Group plc	3.750%	3/18/2028	200	198
	Lloyds Banking Group plc	4.375%	3/22/2028	200	201
	Lloyds Banking Group plc	4.550%	8/16/2028	200	202
[2]	Lloyds Banking Group plc	3.574%	11/7/2028	540	532
	Lloyds Banking Group plc	5.087%	11/26/2028	300	305
	Lloyds Banking Group plc	5.871%	3/6/2029	343	356
	Lloyds Banking Group plc	4.818%	6/13/2029	372	377
	Lloyds Banking Group plc	4.976%	8/11/2033	392	393
	Lloyds Banking Group plc	7.953%	11/15/2033	200	231
	Lloyds Banking Group plc	5.679%	1/5/2035	100	104
	Lloyds Banking Group plc	6.068%	6/13/2036	200	207
	Lloyds Banking Group plc	4.344%	1/9/2048	590	474
	LPL Holdings Inc.	4.900%	4/3/2028	80	81
	LPL Holdings Inc.	6.750%	11/17/2028	275	294
	LPL Holdings Inc.	6.000%	5/20/2034	30	31
	LPL Holdings Inc.	5.750%	6/15/2035	100	102
[2]	M&T Bank Corp.	4.833%	1/16/2029	500	506
	M&T Bank Corp.	5.179%	7/8/2031	370	378
	M&T Bank Corp.	5.400%	7/30/2035	128	129
[2]	M&T Bank Corp.	5.385%	1/16/2036	625	626
	Main Street Capital Corp.	5.400%	8/15/2028	58	58
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	200	202
[2]	Manulife Financial Corp.	4.061%	2/24/2032	475	470
	Marex Group plc	5.829%	5/8/2028	75	76
	Marex Group plc	6.404%	11/4/2029	200	206
	Markel Group Inc.	4.150%	9/17/2050	321	244
	Markel Group Inc.	3.450%	5/7/2052	245	162
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	465	470
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	25	25
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	498	507
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	525	526
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	1,050	995
	Mastercard Inc.	3.300%	3/26/2027	315	312
	Mastercard Inc.	4.100%	1/15/2028	465	468
23

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	4.350%	1/15/2032	200	200
	Mastercard Inc.	4.875%	5/9/2034	200	203
	Mastercard Inc.	4.550%	1/15/2035	1,135	1,120
	Mastercard Inc.	3.950%	2/26/2048	285	227
	Mastercard Inc.	3.650%	6/1/2049	325	244
	Mastercard Inc.	2.950%	3/15/2051	125	81
	MetLife Inc.	6.500%	12/15/2032	230	258
	MetLife Inc.	6.375%	6/15/2034	498	552
[2]	MetLife Inc.	6.400%	12/15/2036	255	267
	MetLife Inc.	4.875%	11/13/2043	365	334
	MetLife Inc.	4.050%	3/1/2045	30	24
	MetLife Inc.	4.600%	5/13/2046	200	177
	MetLife Inc.	5.000%	7/15/2052	590	530
	MetLife Inc.	5.250%	1/15/2054	170	159
[2]	MetLife Inc.	6.350%	3/15/2055	365	381
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/2026	210	207
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	200	199
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	200	194
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	300	292
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	205	205
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	225	225
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	200	204
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	482	496
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	100	99
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	200	205
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	825	793
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	200	186
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	310	320
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	225	202
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	200	206
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	200	209
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	300	265
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	200	178
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	200	179
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	200	195
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	25	25
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	200	208
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	210	219
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	280	291
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	200	206
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	200	208
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	330	311
	Mizuho Financial Group Inc.	2.839%	9/13/2026	300	296
	Mizuho Financial Group Inc.	4.018%	3/5/2028	200	200
	Mizuho Financial Group Inc.	5.414%	9/13/2028	400	409
[2]	Mizuho Financial Group Inc.	4.254%	9/11/2029	200	200
	Mizuho Financial Group Inc.	3.261%	5/22/2030	200	193
[2]	Mizuho Financial Group Inc.	3.153%	7/16/2030	435	416
[2]	Mizuho Financial Group Inc.	2.201%	7/10/2031	200	180
	Mizuho Financial Group Inc.	2.172%	5/22/2032	35	31
	Mizuho Financial Group Inc.	5.669%	9/13/2033	250	262
	Mizuho Financial Group Inc.	5.748%	7/6/2034	200	211
	Mizuho Financial Group Inc.	5.594%	7/10/2035	480	499
	Mizuho Financial Group Inc.	5.422%	5/13/2036	200	205
	Mizuho Financial Group Inc.	5.323%	7/8/2036	200	203
[2]	Morgan Stanley	4.350%	9/8/2026	295	295
	Morgan Stanley	3.625%	1/20/2027	250	249
	Morgan Stanley	3.950%	4/23/2027	200	199
	Morgan Stanley	2.475%	1/21/2028	275	268
[2]	Morgan Stanley	5.652%	4/13/2028	225	230
	Morgan Stanley	4.210%	4/20/2028	275	275
	Morgan Stanley	6.296%	10/18/2028	50	52
[2]	Morgan Stanley	3.772%	1/24/2029	1,320	1,306
	Morgan Stanley	5.123%	2/1/2029	1,500	1,532
[2]	Morgan Stanley	5.164%	4/20/2029	265	271
	Morgan Stanley	5.449%	7/20/2029	1,495	1,543
	Morgan Stanley	6.407%	11/1/2029	950	1,009
	Morgan Stanley	5.173%	1/16/2030	1,190	1,223
	Morgan Stanley	5.656%	4/18/2030	340	355
	Morgan Stanley	5.042%	7/19/2030	200	205
24

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.230%	1/15/2031	330	340
[2]	Morgan Stanley	2.699%	1/22/2031	100	93
	Morgan Stanley	5.192%	4/17/2031	305	314
[2]	Morgan Stanley	1.794%	2/13/2032	1,455	1,262
	Morgan Stanley	7.250%	4/1/2032	350	403
[2]	Morgan Stanley	1.928%	4/28/2032	190	165
[2]	Morgan Stanley	2.239%	7/21/2032	730	641
[2]	Morgan Stanley	2.511%	10/20/2032	330	293
	Morgan Stanley	2.943%	1/21/2033	200	180
	Morgan Stanley	4.889%	7/20/2033	200	202
	Morgan Stanley	6.342%	10/18/2033	1,010	1,104
[2]	Morgan Stanley	5.250%	4/21/2034	200	204
[2]	Morgan Stanley	5.424%	7/21/2034	920	950
	Morgan Stanley	5.466%	1/18/2035	920	949
	Morgan Stanley	5.320%	7/19/2035	240	245
	Morgan Stanley	5.587%	1/18/2036	1,110	1,148
	Morgan Stanley	5.664%	4/17/2036	508	529
	Morgan Stanley	2.484%	9/16/2036	200	173
	Morgan Stanley	5.297%	4/20/2037	200	201
	Morgan Stanley	5.948%	1/19/2038	725	753
	Morgan Stanley	5.942%	2/7/2039	225	234
[2]	Morgan Stanley	4.457%	4/22/2039	905	843
	Morgan Stanley	4.300%	1/27/2045	368	314
[2]	Morgan Stanley	4.375%	1/22/2047	310	264
[2]	Morgan Stanley	2.802%	1/25/2052	25	15
	Morgan Stanley	5.516%	11/19/2055	1,460	1,421
[2]	Morgan Stanley Bank NA	5.882%	10/30/2026	150	153
	Morgan Stanley Bank NA	4.447%	10/15/2027	200	200
[2]	Morgan Stanley Bank NA	4.952%	1/14/2028	230	232
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	200	203
	Morgan Stanley Bank NA	5.016%	1/12/2029	610	621
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	50	51
[2]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	250	251
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	250	254
[3]	MSD Investment Corp.	6.250%	5/31/2030	100	101
	Nasdaq Inc.	3.250%	4/28/2050	75	51
	Nasdaq Inc.	6.100%	6/28/2063	390	400
	National Australia Bank Ltd.	5.087%	6/11/2027	200	204
	National Australia Bank Ltd.	4.308%	6/13/2028	275	278
	National Australia Bank Ltd.	4.787%	1/10/2029	250	256
	National Australia Bank Ltd.	4.901%	1/14/2030	280	289
	National Australia Bank Ltd.	4.534%	6/13/2030	250	254
	National Bank of Canada	4.500%	10/10/2029	285	287
[2]	Nationwide Financial Services Inc.	6.750%	5/15/2037	209	209
	NatWest Group plc	5.516%	9/30/2028	25	26
[2]	NatWest Group plc	4.892%	5/18/2029	200	203
	NatWest Group plc	5.808%	9/13/2029	140	146
[2]	NatWest Group plc	5.076%	1/27/2030	465	475
[2]	NatWest Group plc	4.445%	5/8/2030	300	301
	NatWest Group plc	4.964%	8/15/2030	200	204
	NatWest Group plc	5.115%	5/23/2031	200	205
	NatWest Group plc	6.016%	3/2/2034	200	213
	NatWest Group plc	6.475%	6/1/2034	200	210
	NatWest Group plc	5.778%	3/1/2035	400	418
[2]	NatWest Group plc	3.032%	11/28/2035	200	182
	Nomura Holdings Inc.	2.329%	1/22/2027	300	292
	Nomura Holdings Inc.	5.594%	7/2/2027	300	307
	Nomura Holdings Inc.	5.842%	1/18/2028	25	26
	Nomura Holdings Inc.	2.710%	1/22/2029	200	189
	Nomura Holdings Inc.	5.605%	7/6/2029	585	610
	Nomura Holdings Inc.	4.904%	7/1/2030	300	304
	Nomura Holdings Inc.	5.783%	7/3/2034	500	524
	Northern Trust Corp.	4.000%	5/10/2027	200	200
	Northern Trust Corp.	3.150%	5/3/2029	255	247
[2]	Northern Trust Corp.	3.375%	5/8/2032	200	195
	Oaktree Specialty Lending Corp.	2.700%	1/15/2027	190	184
[3]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	200	203
	Old Republic International Corp.	5.750%	3/28/2034	200	206
	Old Republic International Corp.	3.850%	6/11/2051	305	214
	ORIX Corp.	3.700%	7/18/2027	200	198
25

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ORIX Corp.	4.650%	9/10/2029	200	202
	ORIX Corp.	5.200%	9/13/2032	391	402
	PayPal Holdings Inc.	2.650%	10/1/2026	165	162
	PayPal Holdings Inc.	2.300%	6/1/2030	350	321
	PayPal Holdings Inc.	4.400%	6/1/2032	200	199
	PayPal Holdings Inc.	3.250%	6/1/2050	445	303
	PayPal Holdings Inc.	5.050%	6/1/2052	265	242
	PayPal Holdings Inc.	5.500%	6/1/2054	200	194
[2]	PNC Bank NA	3.100%	10/25/2027	200	196
[2]	PNC Bank NA	3.250%	1/22/2028	289	285
[2]	PNC Bank NA	4.050%	7/26/2028	250	249
[2]	PNC Bank NA	2.700%	10/22/2029	200	188
	PNC Financial Services Group Inc.	6.615%	10/20/2027	200	205
	PNC Financial Services Group Inc.	5.300%	1/21/2028	200	203
	PNC Financial Services Group Inc.	3.450%	4/23/2029	185	181
	PNC Financial Services Group Inc.	5.582%	6/12/2029	347	360
	PNC Financial Services Group Inc.	2.550%	1/22/2030	254	237
	PNC Financial Services Group Inc.	5.492%	5/14/2030	225	234
	PNC Financial Services Group Inc.	5.222%	1/29/2031	430	444
	PNC Financial Services Group Inc.	4.899%	5/13/2031	510	520
	PNC Financial Services Group Inc.	2.307%	4/23/2032	270	240
	PNC Financial Services Group Inc.	4.812%	10/21/2032	200	202
	PNC Financial Services Group Inc.	4.626%	6/6/2033	245	241
	PNC Financial Services Group Inc.	6.037%	10/28/2033	190	204
	PNC Financial Services Group Inc.	5.068%	1/24/2034	730	738
	PNC Financial Services Group Inc.	5.939%	8/18/2034	500	532
	PNC Financial Services Group Inc.	6.875%	10/20/2034	300	337
	PNC Financial Services Group Inc.	5.676%	1/22/2035	320	334
	PNC Financial Services Group Inc.	5.401%	7/23/2035	255	261
	PNC Financial Services Group Inc.	5.575%	1/29/2036	366	377
	Principal Financial Group Inc.	3.100%	11/15/2026	200	197
	Principal Financial Group Inc.	3.700%	5/15/2029	250	245
	Progressive Corp.	2.450%	1/15/2027	200	196
	Progressive Corp.	4.000%	3/1/2029	50	50
	Progressive Corp.	3.000%	3/15/2032	200	184
	Progressive Corp.	6.250%	12/1/2032	233	258
	Progressive Corp.	4.125%	4/15/2047	225	184
	Progressive Corp.	3.950%	3/26/2050	255	198
	Progressive Corp.	3.700%	3/15/2052	230	170
	Prudential Financial Inc.	5.200%	3/14/2035	190	193
[2]	Prudential Financial Inc.	4.600%	5/15/2044	240	212
	Prudential Financial Inc.	3.905%	12/7/2047	200	156
[2]	Prudential Financial Inc.	5.700%	9/15/2048	100	102
	Prudential Financial Inc.	3.935%	12/7/2049	560	426
[2]	Prudential Financial Inc.	4.350%	2/25/2050	257	211
[2]	Prudential Financial Inc.	3.700%	10/1/2050	345	319
	Prudential Financial Inc.	5.125%	3/1/2052	155	152
	Prudential Financial Inc.	6.000%	9/1/2052	248	257
	Prudential Financial Inc.	6.750%	3/1/2053	200	212
	Prudential Funding Asia plc	3.625%	3/24/2032	250	236
	Radian Group Inc.	4.875%	3/15/2027	575	576
	Raymond James Financial Inc.	4.950%	7/15/2046	364	330
[2]	Regions Bank	6.450%	6/26/2037	210	227
	Regions Financial Corp.	5.502%	9/6/2035	365	370
	Reinsurance Group of America Inc.	3.900%	5/15/2029	200	197
	Reinsurance Group of America Inc.	5.750%	9/15/2034	400	413
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	310	322
[2]	Royal Bank of Canada	1.400%	11/2/2026	200	194
[2]	Royal Bank of Canada	4.875%	1/19/2027	301	304
	Royal Bank of Canada	3.625%	5/4/2027	240	239
[2]	Royal Bank of Canada	4.240%	8/3/2027	200	201
[2]	Royal Bank of Canada	4.510%	10/18/2027	200	201
[2]	Royal Bank of Canada	4.900%	1/12/2028	200	204
[2]	Royal Bank of Canada	5.200%	8/1/2028	605	625
[2]	Royal Bank of Canada	4.965%	1/24/2029	70	71
[2]	Royal Bank of Canada	4.950%	2/1/2029	200	206
	Royal Bank of Canada	4.498%	8/6/2029	173	175
[2]	Royal Bank of Canada	4.650%	10/18/2030	200	202
[2]	Royal Bank of Canada	5.153%	2/4/2031	505	520
[2]	Royal Bank of Canada	4.970%	5/2/2031	250	256
26

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	4.696%	8/6/2031	149	150
[2]	Royal Bank of Canada	5.000%	2/1/2033	55	56
[2]	Royal Bank of Canada	5.000%	5/2/2033	200	205
[2]	Royal Bank of Canada	5.150%	2/1/2034	545	563
	Santander Holdings USA Inc.	6.499%	3/9/2029	680	712
	Santander Holdings USA Inc.	6.342%	5/31/2035	200	213
[2]	Santander UK Group Holdings plc	3.823%	11/3/2028	450	445
	Santander UK Group Holdings plc	4.858%	9/11/2030	635	643
	SiriusPoint Ltd.	7.000%	4/5/2029	285	302
	Sixth Street Lending Partners	5.750%	1/15/2030	250	254
[3]	Sixth Street Lending Partners	6.125%	7/15/2030	470	485
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	500	529
	State Street Corp.	4.993%	3/18/2027	800	812
	State Street Corp.	4.536%	2/28/2028	375	380
	State Street Corp.	4.543%	4/24/2028	100	101
	State Street Corp.	5.820%	11/4/2028	200	207
	State Street Corp.	4.530%	2/20/2029	445	450
	State Street Corp.	4.834%	4/24/2030	75	77
	State Street Corp.	2.200%	3/3/2031	465	415
	State Street Corp.	2.623%	2/7/2033	200	178
	State Street Corp.	4.421%	5/13/2033	350	346
	State Street Corp.	4.164%	8/4/2033	300	291
	State Street Corp.	6.123%	11/21/2034	100	107
	State Street Corp.	5.146%	2/28/2036	240	243
	Stewart Information Services Corp.	3.600%	11/15/2031	255	229
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/2026	200	194
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/2026	200	197
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	300	297
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	200	195
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	85	88
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	365	382
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	790	788
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	250	261
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	235	220
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	200	189
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	357	376
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	207
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	355	320
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	410	436
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	174
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	200	209
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	200	176
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	225	235
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	75	80
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	213
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	200	213
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	200	209
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	200	210
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	200	203
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	260	188
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/2042	200	150
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	200	214
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	435	443
	Synchrony Financial	3.950%	12/1/2027	175	173
	Synchrony Financial	5.019%	7/29/2029	527	530
	Synchrony Financial	2.875%	10/28/2031	125	111
[2]	Toronto-Dominion Bank	1.250%	9/10/2026	200	194
[2]	Toronto-Dominion Bank	1.950%	1/12/2027	285	277
[2]	Toronto-Dominion Bank	2.800%	3/10/2027	225	221
[2]	Toronto-Dominion Bank	4.980%	4/5/2027	325	329
	Toronto-Dominion Bank	4.108%	6/8/2027	200	200
[2]	Toronto-Dominion Bank	4.693%	9/15/2027	200	202
	Toronto-Dominion Bank	5.156%	1/10/2028	442	452
	Toronto-Dominion Bank	4.861%	1/31/2028	200	203
[2]	Toronto-Dominion Bank	5.523%	7/17/2028	200	208
	Toronto-Dominion Bank	4.783%	12/17/2029	600	613
[2]	Toronto-Dominion Bank	3.625%	9/15/2031	200	198
[2]	Toronto-Dominion Bank	2.450%	1/12/2032	200	177
	Toronto-Dominion Bank	5.298%	1/30/2032	450	468
[2]	Toronto-Dominion Bank	3.200%	3/10/2032	323	297
27

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toronto-Dominion Bank	4.456%	6/8/2032	202	200
	TPG Operating Group II LP	5.875%	3/5/2034	100	105
	TPG Operating Group II LP	5.375%	1/15/2036	100	99
	Travelers Cos. Inc.	5.050%	7/24/2035	180	181
	Travelers Cos. Inc.	5.350%	11/1/2040	438	441
	Travelers Cos. Inc.	4.600%	8/1/2043	200	177
	Travelers Cos. Inc.	3.750%	5/15/2046	200	156
	Travelers Cos. Inc.	2.550%	4/27/2050	225	133
	Travelers Cos. Inc.	5.450%	5/25/2053	275	267
	Travelers Cos. Inc.	5.700%	7/24/2055	50	50
[2]	Truist Bank	3.800%	10/30/2026	25	25
[2]	Truist Bank	4.420%	7/24/2028	250	251
[2]	Truist Financial Corp.	7.161%	10/30/2029	803	872
[2]	Truist Financial Corp.	4.916%	7/28/2033	250	247
[2]	Truist Financial Corp.	5.867%	6/8/2034	185	194
[2]	Truist Financial Corp.	5.711%	1/24/2035	1,030	1,073
	UBS AG	4.864%	1/10/2028	300	303
	UBS AG	7.500%	2/15/2028	400	432
	UBS AG	5.650%	9/11/2028	278	290
	UBS AG	4.500%	6/26/2048	315	273
	UBS Group AG	4.875%	5/15/2045	390	355
	Unum Group	4.125%	6/15/2051	256	188
	Unum Group	6.000%	6/15/2054	210	204
[2]	US Bancorp	3.150%	4/27/2027	276	272
[2]	US Bancorp	3.900%	4/26/2028	675	674
[2]	US Bancorp	4.548%	7/22/2028	350	352
[2]	US Bancorp	1.375%	7/22/2030	1,190	1,040
	US Bancorp	5.100%	7/23/2030	1,025	1,054
	US Bancorp	5.046%	2/12/2031	50	51
	US Bancorp	5.083%	5/15/2031	450	463
[2]	US Bancorp	2.677%	1/27/2033	600	531
[2]	US Bancorp	4.967%	7/22/2033	170	169
	US Bancorp	5.850%	10/21/2033	275	291
	US Bancorp	4.839%	2/1/2034	470	467
	US Bancorp	2.491%	11/3/2036	310	267
	US Bank NA	4.507%	10/22/2027	250	251
	Visa Inc.	1.100%	2/15/2031	715	615
	Visa Inc.	4.150%	12/14/2035	250	239
	Visa Inc.	2.700%	4/15/2040	1,380	1,047
	Visa Inc.	4.300%	12/14/2045	205	177
	Voya Financial Inc.	5.000%	9/20/2034	310	305
[2]	Voya Financial Inc.	4.700%	1/23/2048	200	194
	Wachovia Corp.	5.500%	8/1/2035	525	536
	Wells Fargo & Co.	3.000%	10/23/2026	245	242
[2]	Wells Fargo & Co.	4.900%	1/24/2028	1,310	1,321
[2]	Wells Fargo & Co.	3.526%	3/24/2028	200	198
[2]	Wells Fargo & Co.	5.707%	4/22/2028	2,300	2,352
[2]	Wells Fargo & Co.	3.584%	5/22/2028	200	198
[2]	Wells Fargo & Co.	2.393%	6/2/2028	700	679
[2]	Wells Fargo & Co.	4.808%	7/25/2028	350	354
[2]	Wells Fargo & Co.	4.150%	1/24/2029	761	761
[2]	Wells Fargo & Co.	5.574%	7/25/2029	200	207
[2]	Wells Fargo & Co.	2.879%	10/30/2030	250	236
	Wells Fargo & Co.	5.244%	1/24/2031	1,491	1,540
[2]	Wells Fargo & Co.	2.572%	2/11/2031	1,100	1,018
[2]	Wells Fargo & Co.	3.350%	3/2/2033	350	323
[2]	Wells Fargo & Co.	4.897%	7/25/2033	370	372
	Wells Fargo & Co.	5.389%	4/24/2034	295	304
[2]	Wells Fargo & Co.	5.557%	7/25/2034	225	234
	Wells Fargo & Co.	6.491%	10/23/2034	200	220
	Wells Fargo & Co.	5.499%	1/23/2035	1,110	1,145
	Wells Fargo & Co.	5.211%	12/3/2035	1,445	1,458
	Wells Fargo & Co.	5.605%	4/23/2036	677	702
[2]	Wells Fargo & Co.	3.068%	4/30/2041	1,000	761
	Wells Fargo & Co.	5.375%	11/2/2043	200	191
	Wells Fargo & Co.	5.606%	1/15/2044	315	307
[2]	Wells Fargo & Co.	4.650%	11/4/2044	110	95
	Wells Fargo & Co.	3.900%	5/1/2045	550	438
[2]	Wells Fargo & Co.	4.900%	11/17/2045	240	213
[2]	Wells Fargo & Co.	4.400%	6/14/2046	900	739
28

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo & Co.	4.750%	12/7/2046	403	348
[2]	Wells Fargo & Co.	5.013%	4/4/2051	700	633
[2]	Wells Fargo & Co.	4.611%	4/25/2053	377	320
	Wells Fargo Bank NA	5.254%	12/11/2026	200	203
	Wells Fargo Bank NA	5.950%	8/26/2036	200	212
[2]	Wells Fargo Bank NA	5.850%	2/1/2037	385	403
[2]	Westpac Banking Corp.	4.600%	10/20/2026	200	201
	Westpac Banking Corp.	3.350%	3/8/2027	200	198
	Westpac Banking Corp.	5.457%	11/18/2027	200	206
	Westpac Banking Corp.	5.535%	11/17/2028	200	210
	Westpac Banking Corp.	1.953%	11/20/2028	200	188
	Westpac Banking Corp.	5.050%	4/16/2029	200	207
	Westpac Banking Corp.	2.150%	6/3/2031	25	22
[2]	Westpac Banking Corp.	4.322%	11/23/2031	200	199
	Westpac Banking Corp.	5.405%	8/10/2033	200	204
	Westpac Banking Corp.	4.110%	7/24/2034	200	196
[2]	Westpac Banking Corp.	5.618%	11/20/2035	675	688
	Westpac Banking Corp.	3.133%	11/18/2041	525	388
	Willis North America Inc.	4.650%	6/15/2027	565	569
	Willis North America Inc.	4.500%	9/15/2028	315	318
	Willis North America Inc.	2.950%	9/15/2029	200	189
	Willis North America Inc.	5.900%	3/5/2054	410	403
	Zions Bancorp NA	4.704%	8/18/2028	500	502
					358,713
Health Care (10.9%)
	Abbott Laboratories	6.150%	11/30/2037	513	571
	Abbott Laboratories	4.900%	11/30/2046	75	70
	AbbVie Inc.	2.950%	11/21/2026	658	650
	AbbVie Inc.	4.250%	11/14/2028	900	907
	AbbVie Inc.	4.800%	3/15/2029	1,405	1,438
	AbbVie Inc.	3.200%	11/21/2029	775	747
	AbbVie Inc.	5.050%	3/15/2034	320	326
	AbbVie Inc.	4.550%	3/15/2035	80	78
	AbbVie Inc.	4.500%	5/14/2035	1,002	971
	AbbVie Inc.	4.300%	5/14/2036	1,530	1,449
	AbbVie Inc.	4.050%	11/21/2039	230	202
	AbbVie Inc.	4.625%	10/1/2042	450	409
	AbbVie Inc.	4.400%	11/6/2042	225	198
	AbbVie Inc.	4.850%	6/15/2044	200	184
	AbbVie Inc.	4.750%	3/15/2045	200	180
	AbbVie Inc.	4.700%	5/14/2045	200	179
	AbbVie Inc.	4.450%	5/14/2046	170	146
	AbbVie Inc.	4.250%	11/21/2049	1,650	1,342
	AbbVie Inc.	5.400%	3/15/2054	520	500
	AbbVie Inc.	5.500%	3/15/2064	460	441
[2]	AdventHealth Obligated Group	2.795%	11/15/2051	290	176
	Aetna Inc.	6.625%	6/15/2036	385	418
	Aetna Inc.	4.500%	5/15/2042	150	125
	Agilent Technologies Inc.	4.750%	9/9/2034	200	197
	AHS Hospital Corp.	5.024%	7/1/2045	400	372
	Amgen Inc.	2.200%	2/21/2027	226	220
	Amgen Inc.	5.150%	3/2/2028	1,145	1,171
	Amgen Inc.	4.050%	8/18/2029	156	155
	Amgen Inc.	2.450%	2/21/2030	805	745
	Amgen Inc.	5.250%	3/2/2030	200	207
	Amgen Inc.	2.300%	2/25/2031	955	857
	Amgen Inc.	2.000%	1/15/2032	215	185
	Amgen Inc.	3.350%	2/22/2032	200	186
	Amgen Inc.	5.250%	3/2/2033	165	169
	Amgen Inc.	6.375%	6/1/2037	200	220
	Amgen Inc.	6.400%	2/1/2039	457	495
	Amgen Inc.	3.150%	2/21/2040	200	155
	Amgen Inc.	5.750%	3/15/2040	200	206
	Amgen Inc.	4.950%	10/1/2041	200	185
	Amgen Inc.	5.650%	6/15/2042	192	192
	Amgen Inc.	5.600%	3/2/2043	400	395
	Amgen Inc.	4.400%	5/1/2045	260	220
	Amgen Inc.	4.563%	6/15/2048	200	168
	Amgen Inc.	4.663%	6/15/2051	430	364
29

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.200%	2/22/2052	135	105
	Amgen Inc.	4.875%	3/1/2053	250	216
	Amgen Inc.	5.650%	3/2/2053	773	746
	Amgen Inc.	2.770%	9/1/2053	200	117
	Amgen Inc.	4.400%	2/22/2062	285	220
	Amgen Inc.	5.750%	3/2/2063	695	666
[2]	Ascension Health	3.106%	11/15/2039	200	157
[2]	Ascension Health	4.847%	11/15/2053	335	297
	AstraZeneca Finance LLC	4.800%	2/26/2027	200	202
	AstraZeneca Finance LLC	4.850%	2/26/2029	200	205
	AstraZeneca plc	4.000%	1/17/2029	680	680
	AstraZeneca plc	1.375%	8/6/2030	200	176
	AstraZeneca plc	6.450%	9/15/2037	100	113
	AstraZeneca plc	4.000%	9/18/2042	255	217
	AstraZeneca plc	4.375%	11/16/2045	220	191
	AstraZeneca plc	4.375%	8/17/2048	675	579
	AstraZeneca plc	2.125%	8/6/2050	170	93
	Banner Health	1.897%	1/1/2031	230	204
	Baxter International Inc.	1.915%	2/1/2027	200	193
	Baxter International Inc.	2.272%	12/1/2028	295	277
	Baxter International Inc.	1.730%	4/1/2031	257	220
	Baxter International Inc.	2.539%	2/1/2032	255	222
	Baxter International Inc.	3.132%	12/1/2051	245	150
	Baylor Scott & White Holdings	4.185%	11/15/2045	205	169
	Baylor Scott & White Holdings	3.967%	11/15/2046	225	179
	Becton Dickinson & Co.	3.700%	6/6/2027	205	203
	Becton Dickinson & Co.	5.081%	6/7/2029	495	509
	Becton Dickinson & Co.	2.823%	5/20/2030	110	103
	Becton Dickinson & Co.	4.298%	8/22/2032	235	229
	Becton Dickinson & Co.	5.110%	2/8/2034	225	228
	Becton Dickinson & Co.	4.669%	6/6/2047	440	379
	Biogen Inc.	2.250%	5/1/2030	625	569
	Biogen Inc.	5.750%	5/15/2035	25	26
	Biogen Inc.	3.150%	5/1/2050	305	190
	Biogen Inc.	6.450%	5/15/2055	50	51
	Boston Scientific Corp.	4.550%	3/1/2039	560	529
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	225	231
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	580	565
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,130	988
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	810	866
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	200	182
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	200	215
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	75	67
	Bristol-Myers Squibb Co.	4.500%	3/1/2044	340	296
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	590	521
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	310	257
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	490	392
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	298	173
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	200	144
	Bristol-Myers Squibb Co.	6.250%	11/15/2053	200	212
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	200	193
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	215	152
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	305	326
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	430	412
	Cardinal Health Inc.	3.410%	6/15/2027	280	276
	Cardinal Health Inc.	5.125%	2/15/2029	310	319
	Cardinal Health Inc.	5.000%	11/15/2029	200	205
	Cardinal Health Inc.	4.500%	9/15/2030	75	75
	Cardinal Health Inc.	5.150%	9/15/2035	75	74
	Cardinal Health Inc.	4.600%	3/15/2043	504	429
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	265	178
	Cencora Inc.	4.625%	12/15/2027	645	651
	Cencora Inc.	5.125%	2/15/2034	200	202
	Cencora Inc.	5.150%	2/15/2035	200	202
	Centene Corp.	4.250%	12/15/2027	65	64
	Centene Corp.	2.450%	7/15/2028	1,210	1,119
	Centene Corp.	4.625%	12/15/2029	259	250
	Centene Corp.	3.000%	10/15/2030	230	203
	Centene Corp.	2.500%	3/1/2031	375	320
[2]	Children's Hospital Corp.	4.115%	1/1/2047	200	163
30

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Children's Hospital of Philadelphia	2.704%	7/1/2050	280	171
[2]	CHRISTUS Health	4.341%	7/1/2028	480	481
[2]	Cigna Group	3.400%	3/1/2027	300	297
	Cigna Group	4.375%	10/15/2028	480	483
	Cigna Group	5.000%	5/15/2029	275	282
	Cigna Group	5.400%	3/15/2033	310	321
	Cigna Group	4.800%	8/15/2038	1,155	1,084
[2]	Cigna Group	6.125%	11/15/2041	75	77
[2]	Cigna Group	4.800%	7/15/2046	200	174
[2]	Cigna Group	3.875%	10/15/2047	385	288
	Cigna Group	4.900%	12/15/2048	615	534
	Cigna Group	5.600%	2/15/2054	260	246
[2]	City of Hope	5.623%	11/15/2043	305	297
	CommonSpirit Health	6.073%	11/1/2027	535	554
[2]	CommonSpirit Health	4.350%	11/1/2042	145	123
	CommonSpirit Health	3.817%	10/1/2049	100	73
	CommonSpirit Health	3.910%	10/1/2050	660	481
[2]	Community Health Network Inc.	3.099%	5/1/2050	380	238
	CVS Health Corp.	3.625%	4/1/2027	200	198
	CVS Health Corp.	6.250%	6/1/2027	200	206
	CVS Health Corp.	1.300%	8/21/2027	250	236
	CVS Health Corp.	5.000%	1/30/2029	200	204
	CVS Health Corp.	5.400%	6/1/2029	489	505
	CVS Health Corp.	3.250%	8/15/2029	425	407
	CVS Health Corp.	5.125%	2/21/2030	465	476
	CVS Health Corp.	1.750%	8/21/2030	515	450
	CVS Health Corp.	5.250%	1/30/2031	235	242
	CVS Health Corp.	1.875%	2/28/2031	360	312
	CVS Health Corp.	5.550%	6/1/2031	370	386
	CVS Health Corp.	2.125%	9/15/2031	640	552
	CVS Health Corp.	5.000%	9/15/2032	52	52
	CVS Health Corp.	5.250%	2/21/2033	215	217
	CVS Health Corp.	5.300%	6/1/2033	230	233
	CVS Health Corp.	5.700%	6/1/2034	225	232
	CVS Health Corp.	5.450%	9/15/2035	98	98
	CVS Health Corp.	4.780%	3/25/2038	665	613
	CVS Health Corp.	6.125%	9/15/2039	200	205
	CVS Health Corp.	4.125%	4/1/2040	155	130
	CVS Health Corp.	5.300%	12/5/2043	200	182
	CVS Health Corp.	5.125%	7/20/2045	430	378
	CVS Health Corp.	5.050%	3/25/2048	1,530	1,314
	CVS Health Corp.	5.625%	2/21/2053	200	183
	CVS Health Corp.	5.875%	6/1/2053	735	696
	CVS Health Corp.	6.200%	9/15/2055	250	246
	CVS Health Corp.	6.250%	9/15/2065	100	98
	Danaher Corp.	2.800%	12/10/2051	705	437
	Dignity Health	4.500%	11/1/2042	25	21
[2]	Duke University Health System Inc.	3.920%	6/1/2047	315	248
	Elevance Health Inc.	3.650%	12/1/2027	300	297
	Elevance Health Inc.	4.101%	3/1/2028	955	954
	Elevance Health Inc.	5.150%	6/15/2029	281	289
	Elevance Health Inc.	2.250%	5/15/2030	80	73
	Elevance Health Inc.	2.550%	3/15/2031	500	453
	Elevance Health Inc.	4.950%	11/1/2031	200	203
	Elevance Health Inc.	4.100%	5/15/2032	200	193
	Elevance Health Inc.	5.500%	10/15/2032	225	234
	Elevance Health Inc.	4.750%	2/15/2033	300	299
	Elevance Health Inc.	5.200%	2/15/2035	200	201
	Elevance Health Inc.	5.850%	1/15/2036	200	210
	Elevance Health Inc.	4.650%	8/15/2044	200	172
	Elevance Health Inc.	4.375%	12/1/2047	175	141
	Elevance Health Inc.	3.125%	5/15/2050	137	88
	Elevance Health Inc.	4.550%	5/15/2052	735	593
	Elevance Health Inc.	6.100%	10/15/2052	820	826
	Elevance Health Inc.	5.125%	2/15/2053	200	176
	Eli Lilly & Co.	4.000%	10/15/2028	118	118
	Eli Lilly & Co.	3.375%	3/15/2029	1,345	1,320
	Eli Lilly & Co.	4.750%	2/12/2030	350	360
	Eli Lilly & Co.	4.250%	3/15/2031	90	90
	Eli Lilly & Co.	4.900%	2/12/2032	200	206
31

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.550%	10/15/2032	159	160
	Eli Lilly & Co.	4.700%	2/27/2033	475	481
	Eli Lilly & Co.	4.700%	2/9/2034	200	201
	Eli Lilly & Co.	4.900%	10/15/2035	147	148
	Eli Lilly & Co.	5.550%	3/15/2037	200	213
	Eli Lilly & Co.	4.875%	2/27/2053	225	203
	Eli Lilly & Co.	5.000%	2/9/2054	590	540
	Eli Lilly & Co.	5.050%	8/14/2054	225	208
	Eli Lilly & Co.	5.550%	10/15/2055	95	94
	Eli Lilly & Co.	4.150%	3/15/2059	447	348
	Eli Lilly & Co.	4.950%	2/27/2063	290	258
	Eli Lilly & Co.	5.100%	2/9/2064	300	273
	Eli Lilly & Co.	5.650%	10/15/2065	91	90
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	125	127
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	300	321
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	250	257
	Gilead Sciences Inc.	2.950%	3/1/2027	725	714
	Gilead Sciences Inc.	5.250%	10/15/2033	200	208
	Gilead Sciences Inc.	4.000%	9/1/2036	620	568
	Gilead Sciences Inc.	2.600%	10/1/2040	200	144
	Gilead Sciences Inc.	5.650%	12/1/2041	605	618
	Gilead Sciences Inc.	4.800%	4/1/2044	215	196
	Gilead Sciences Inc.	4.500%	2/1/2045	285	248
	Gilead Sciences Inc.	4.750%	3/1/2046	100	89
	Gilead Sciences Inc.	2.800%	10/1/2050	550	342
	Gilead Sciences Inc.	5.550%	10/15/2053	200	196
	Gilead Sciences Inc.	5.500%	11/15/2054	200	194
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	88	89
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	540	565
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	100	100
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	715	796
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	118	119
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	660	644
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	710	494
	HCA Inc.	5.200%	6/1/2028	460	471
	HCA Inc.	5.625%	9/1/2028	655	676
	HCA Inc.	5.875%	2/1/2029	200	208
	HCA Inc.	3.375%	3/15/2029	200	194
	HCA Inc.	4.125%	6/15/2029	485	480
	HCA Inc.	3.500%	9/1/2030	645	615
	HCA Inc.	5.450%	4/1/2031	295	306
	HCA Inc.	2.375%	7/15/2031	715	630
	HCA Inc.	5.500%	3/1/2032	280	290
	HCA Inc.	3.625%	3/15/2032	300	279
	HCA Inc.	5.500%	6/1/2033	303	312
	HCA Inc.	5.600%	4/1/2034	550	565
	HCA Inc.	5.450%	9/15/2034	200	202
	HCA Inc.	5.750%	3/1/2035	300	309
	HCA Inc.	5.500%	6/15/2047	200	185
	HCA Inc.	5.250%	6/15/2049	511	450
	HCA Inc.	4.625%	3/15/2052	955	759
	HCA Inc.	5.900%	6/1/2053	200	190
	HCA Inc.	6.000%	4/1/2054	210	203
	HCA Inc.	6.200%	3/1/2055	200	199
	Humana Inc.	3.950%	3/15/2027	285	284
	Humana Inc.	3.700%	3/23/2029	285	279
	Humana Inc.	5.375%	4/15/2031	250	258
	Humana Inc.	2.150%	2/3/2032	200	170
	Humana Inc.	5.875%	3/1/2033	235	245
	Humana Inc.	5.950%	3/15/2034	200	209
	Humana Inc.	4.950%	10/1/2044	345	300
	Humana Inc.	5.750%	4/15/2054	345	320
	Icon Investments Six DAC	5.849%	5/8/2029	200	209
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	345	272
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	415	293
[2]	Iowa Health System	3.665%	2/15/2050	325	235
	IQVIA Inc.	6.250%	2/1/2029	480	506
	Johnson & Johnson	4.375%	12/5/2033	200	201
	Johnson & Johnson	5.000%	3/1/2035	975	1,002
	Johnson & Johnson	3.400%	1/15/2038	80	69
32

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	4.500%	9/1/2040	250	239
	Johnson & Johnson	4.500%	12/5/2043	1,500	1,386
	Johnson & Johnson	2.450%	9/1/2060	910	499
	Kaiser Foundation Hospitals	3.150%	5/1/2027	200	197
	Kaiser Foundation Hospitals	4.875%	4/1/2042	230	214
[2]	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,070	685
	Koninklijke Philips NV	6.875%	3/11/2038	305	339
	Koninklijke Philips NV	5.000%	3/15/2042	200	182
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	430	407
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	200	198
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	50	49
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	200	175
[2]	Mass General Brigham Inc.	3.192%	7/1/2049	200	136
[2]	Mass General Brigham Inc.	3.342%	7/1/2060	220	142
[2]	Mayo Clinic	4.128%	11/15/2052	440	347
	McKesson Corp.	4.650%	5/30/2030	175	178
	McKesson Corp.	4.950%	5/30/2032	160	163
	McKesson Corp.	5.250%	5/30/2035	120	122
[2]	McLaren Health Care Corp.	4.386%	5/15/2048	200	165
	Medtronic Global Holdings SCA	4.250%	3/30/2028	440	443
	Medtronic Inc.	4.625%	3/15/2045	510	457
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	320	303
	Merck & Co. Inc.	1.900%	12/10/2028	275	258
	Merck & Co. Inc.	3.400%	3/7/2029	300	294
	Merck & Co. Inc.	1.450%	6/24/2030	300	265
	Merck & Co. Inc.	3.900%	3/7/2039	340	299
	Merck & Co. Inc.	2.350%	6/24/2040	70	49
	Merck & Co. Inc.	4.150%	5/18/2043	75	64
	Merck & Co. Inc.	4.900%	5/17/2044	200	186
	Merck & Co. Inc.	3.700%	2/10/2045	175	137
	Merck & Co. Inc.	4.000%	3/7/2049	200	157
	Merck & Co. Inc.	2.450%	6/24/2050	540	311
	Merck & Co. Inc.	2.750%	12/10/2051	450	273
	Merck & Co. Inc.	5.000%	5/17/2053	200	181
	Merck & Co. Inc.	5.150%	5/17/2063	565	512
[2]	Montefiore Obligated Group	5.246%	11/1/2048	210	167
	Mylan Inc.	4.550%	4/15/2028	530	527
[2]	MyMichigan Health	3.409%	6/1/2050	225	154
[2]	New York & Presbyterian Hospital	3.954%	8/1/2119	165	112
	Northwell Healthcare Inc.	4.260%	11/1/2047	200	160
	Northwell Healthcare Inc.	3.809%	11/1/2049	290	210
[2]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	475	287
	Novant Health Inc.	2.637%	11/1/2036	605	477
	Novartis Capital Corp.	2.000%	2/14/2027	355	346
	Novartis Capital Corp.	3.800%	9/18/2029	430	429
	Novartis Capital Corp.	4.000%	9/18/2031	616	612
	Novartis Capital Corp.	4.200%	9/18/2034	200	194
	Novartis Capital Corp.	2.750%	8/14/2050	235	148
	Novartis Capital Corp.	4.700%	9/18/2054	451	398
[2]	NYU Langone Hospitals	5.750%	7/1/2043	75	76
[2]	NYU Langone Hospitals	4.368%	7/1/2047	475	406
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	175	146
	Pfizer Inc.	3.000%	12/15/2026	200	198
	Pfizer Inc.	3.600%	9/15/2028	237	236
	Pfizer Inc.	1.750%	8/18/2031	1,070	934
	Pfizer Inc.	4.000%	12/15/2036	200	184
	Pfizer Inc.	3.900%	3/15/2039	200	174
	Pfizer Inc.	7.200%	3/15/2039	321	380
	Pfizer Inc.	2.550%	5/28/2040	116	84
	Pfizer Inc.	4.300%	6/15/2043	200	171
	Pfizer Inc.	4.125%	12/15/2046	543	441
	Pfizer Inc.	4.200%	9/15/2048	313	255
	Pfizer Inc.	4.000%	3/15/2049	200	156
	Pfizer Inc.	2.700%	5/28/2050	1,015	620
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	855	865
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	55	56
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	440	441
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	287	267
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	1,285	1,170
	Pharmacia LLC	6.600%	12/1/2028	200	215
33

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	200	187
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	200	204
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	290	216
	Quest Diagnostics Inc.	4.600%	12/15/2027	440	445
	Quest Diagnostics Inc.	4.625%	12/15/2029	200	203
	Quest Diagnostics Inc.	6.400%	11/30/2033	200	220
	Quest Diagnostics Inc.	5.000%	12/15/2034	200	200
	Revvity Inc.	3.300%	9/15/2029	325	310
	Revvity Inc.	3.625%	3/15/2051	175	119
	Royalty Pharma plc	2.150%	9/2/2031	250	217
	Royalty Pharma plc	3.300%	9/2/2040	200	151
	Royalty Pharma plc	3.550%	9/2/2050	30	20
	Royalty Pharma plc	3.350%	9/2/2051	140	90
	Royalty Pharma plc	5.900%	9/2/2054	175	168
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/2026	1,500	1,484
	Smith & Nephew plc	2.032%	10/14/2030	425	378
	Solventum Corp.	5.400%	3/1/2029	475	495
	Solventum Corp.	5.600%	3/23/2034	350	363
[2]	SSM Health Care Corp.	3.823%	6/1/2027	235	234
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	660	600
	Stryker Corp.	4.550%	2/10/2027	50	50
	Stryker Corp.	3.650%	3/7/2028	610	605
	Stryker Corp.	4.625%	9/11/2034	250	246
	Stryker Corp.	4.375%	5/15/2044	335	287
	Stryker Corp.	4.625%	3/15/2046	292	259
	Summa Health	3.511%	11/15/2051	200	156
	Sutter Health	5.164%	8/15/2033	200	204
[2]	Sutter Health	3.161%	8/15/2040	685	533
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	400	363
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	200	204
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	145	95
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	115	73
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	540	524
	Takeda US Financing Inc.	5.200%	7/7/2035	275	276
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	1,105	1,117
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	500	518
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	65	67
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	25	24
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	555	458
	Trinity Health Corp.	4.125%	12/1/2045	200	165
[2]	Trinity Health Corp.	3.434%	12/1/2048	225	165
	UnitedHealth Group Inc.	3.700%	5/15/2027	200	199
	UnitedHealth Group Inc.	2.950%	10/15/2027	75	73
	UnitedHealth Group Inc.	4.400%	6/15/2028	25	25
	UnitedHealth Group Inc.	3.875%	12/15/2028	810	803
	UnitedHealth Group Inc.	4.250%	1/15/2029	372	373
	UnitedHealth Group Inc.	4.700%	4/15/2029	200	204
	UnitedHealth Group Inc.	4.000%	5/15/2029	273	272
	UnitedHealth Group Inc.	2.875%	8/15/2029	200	191
	UnitedHealth Group Inc.	5.300%	2/15/2030	251	261
	UnitedHealth Group Inc.	2.000%	5/15/2030	1,000	904
	UnitedHealth Group Inc.	4.650%	1/15/2031	100	101
	UnitedHealth Group Inc.	4.900%	4/15/2031	250	256
	UnitedHealth Group Inc.	2.300%	5/15/2031	200	179
	UnitedHealth Group Inc.	4.950%	1/15/2032	200	204
	UnitedHealth Group Inc.	4.200%	5/15/2032	100	97
	UnitedHealth Group Inc.	5.350%	2/15/2033	200	207
	UnitedHealth Group Inc.	4.500%	4/15/2033	328	321
	UnitedHealth Group Inc.	5.000%	4/15/2034	200	201
	UnitedHealth Group Inc.	5.150%	7/15/2034	305	310
	UnitedHealth Group Inc.	5.300%	6/15/2035	191	195
	UnitedHealth Group Inc.	5.800%	3/15/2036	325	342
	UnitedHealth Group Inc.	6.625%	11/15/2037	200	221
	UnitedHealth Group Inc.	6.875%	2/15/2038	200	227
	UnitedHealth Group Inc.	3.500%	8/15/2039	75	61
	UnitedHealth Group Inc.	5.700%	10/15/2040	35	36
	UnitedHealth Group Inc.	5.950%	2/15/2041	561	579
	UnitedHealth Group Inc.	4.625%	11/15/2041	200	178
	UnitedHealth Group Inc.	4.375%	3/15/2042	265	228
	UnitedHealth Group Inc.	3.950%	10/15/2042	200	163
34

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.500%	7/15/2044	200	194
	UnitedHealth Group Inc.	4.750%	7/15/2045	200	176
	UnitedHealth Group Inc.	4.200%	1/15/2047	325	260
	UnitedHealth Group Inc.	4.250%	4/15/2047	200	162
	UnitedHealth Group Inc.	3.750%	10/15/2047	200	149
	UnitedHealth Group Inc.	4.450%	12/15/2048	985	809
	UnitedHealth Group Inc.	3.700%	8/15/2049	1,210	870
	UnitedHealth Group Inc.	5.050%	4/15/2053	434	381
	UnitedHealth Group Inc.	5.950%	6/15/2055	150	150
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,500	1,502
	UnitedHealth Group Inc.	5.750%	7/15/2064	50	48
	UPMC	5.035%	5/15/2033	280	284
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	200	163
	Viatris Inc.	2.700%	6/22/2030	435	391
	Viatris Inc.	3.850%	6/22/2040	251	188
	Viatris Inc.	4.000%	6/22/2050	350	231
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	50	31
	Wyeth LLC	6.500%	2/1/2034	545	609
	Wyeth LLC	6.000%	2/15/2036	564	609
	Wyeth LLC	5.950%	4/1/2037	275	293
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	200	179
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	200	203
	Zoetis Inc.	3.000%	9/12/2027	430	422
	Zoetis Inc.	4.150%	8/17/2028	98	98
	Zoetis Inc.	5.000%	8/17/2035	72	72
	Zoetis Inc.	4.700%	2/1/2043	245	221
	Zoetis Inc.	3.000%	5/15/2050	280	181
					136,069
Industrials (7.1%)
	3M Co.	2.875%	10/15/2027	200	195
[2]	3M Co.	3.625%	9/14/2028	200	198
	3M Co.	2.375%	8/26/2029	281	263
	3M Co.	5.150%	3/15/2035	570	579
[2]	3M Co.	4.000%	9/14/2048	600	473
	3M Co.	3.700%	4/15/2050	100	73
	ABB Finance USA Inc.	3.800%	4/3/2028	179	180
	AGCO Corp.	5.800%	3/21/2034	200	206
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	185	165
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	188	182
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	120	115
	Amphenol Corp.	5.050%	4/5/2027	470	477
	Amphenol Corp.	4.375%	6/12/2028	100	101
	Amphenol Corp.	2.200%	9/15/2031	690	611
	Amphenol Corp.	5.375%	11/15/2054	225	218
	Boeing Co.	2.700%	2/1/2027	325	318
	Boeing Co.	5.040%	5/1/2027	500	505
	Boeing Co.	6.259%	5/1/2027	315	324
	Boeing Co.	3.250%	2/1/2028	260	254
	Boeing Co.	3.200%	3/1/2029	475	457
	Boeing Co.	6.298%	5/1/2029	225	239
	Boeing Co.	3.625%	2/1/2031	371	354
	Boeing Co.	6.388%	5/1/2031	790	858
	Boeing Co.	3.600%	5/1/2034	240	214
	Boeing Co.	6.528%	5/1/2034	200	219
	Boeing Co.	3.250%	2/1/2035	200	171
	Boeing Co.	6.625%	2/15/2038	75	82
	Boeing Co.	3.550%	3/1/2038	240	197
	Boeing Co.	6.875%	3/15/2039	531	590
	Boeing Co.	5.705%	5/1/2040	403	403
	Boeing Co.	3.375%	6/15/2046	467	321
	Boeing Co.	3.900%	5/1/2049	815	592
	Boeing Co.	3.750%	2/1/2050	389	276
	Boeing Co.	5.805%	5/1/2050	387	372
	Boeing Co.	6.858%	5/1/2054	360	395
	Boeing Co.	3.950%	8/1/2059	185	128
	Boeing Co.	5.930%	5/1/2060	380	365
	Boeing Co.	7.008%	5/1/2064	475	526
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	30	28
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	1,480	1,422
35

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	900	737
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	830	600
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	665	411
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	65	63
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	240	243
	Canadian National Railway Co.	4.450%	1/20/2049	490	419
	Canadian National Railway Co.	2.450%	5/1/2050	370	216
	Canadian Pacific Railway Co.	1.750%	12/2/2026	495	481
	Canadian Pacific Railway Co.	4.800%	3/30/2030	48	49
	Canadian Pacific Railway Co.	5.200%	3/30/2035	296	302
	Canadian Pacific Railway Co.	3.000%	12/2/2041	25	18
	Canadian Pacific Railway Co.	3.100%	12/2/2051	915	595
	Canadian Pacific Railway Co.	4.200%	11/15/2069	460	344
	Carrier Global Corp.	2.493%	2/15/2027	430	421
	Carrier Global Corp.	5.900%	3/15/2034	200	213
	Carrier Global Corp.	3.377%	4/5/2040	820	655
	Caterpillar Financial Services Corp.	4.450%	10/16/2026	500	503
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	25	24
[2]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	150	151
	Caterpillar Inc.	1.900%	3/12/2031	200	178
	Caterpillar Inc.	5.200%	5/15/2035	275	282
	Caterpillar Inc.	5.500%	5/15/2055	50	50
	Caterpillar Inc.	4.750%	5/15/2064	555	484
	CNH Industrial Capital LLC	4.500%	10/8/2027	200	201
	CNH Industrial Capital LLC	4.750%	3/21/2028	40	40
	CNH Industrial Capital LLC	5.100%	4/20/2029	460	472
[2]	CNH Industrial NV	3.850%	11/15/2027	270	269
	CSX Corp.	2.600%	11/1/2026	350	344
	CSX Corp.	4.250%	3/15/2029	191	192
	CSX Corp.	4.100%	11/15/2032	200	194
	CSX Corp.	5.050%	6/15/2035	105	106
	CSX Corp.	6.150%	5/1/2037	290	316
	CSX Corp.	3.800%	11/1/2046	375	290
	CSX Corp.	4.500%	11/15/2052	275	229
	CSX Corp.	4.900%	3/15/2055	825	730
	CSX Corp.	4.250%	11/1/2066	300	228
	Cummins Inc.	4.250%	5/9/2028	75	76
	Cummins Inc.	4.900%	2/20/2029	530	545
	Cummins Inc.	4.700%	2/15/2031	175	178
	Cummins Inc.	5.150%	2/20/2034	200	205
	Cummins Inc.	5.300%	5/9/2035	175	179
	Cummins Inc.	4.875%	10/1/2043	384	361
[3]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	200	205
	Deere & Co.	7.125%	3/3/2031	100	114
	Deere & Co.	5.450%	1/16/2035	75	78
	Deere & Co.	5.700%	1/19/2055	515	526
	Delta Air Lines Inc.	4.950%	7/10/2028	115	116
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	990	996
	Delta Air Lines Inc.	5.250%	7/10/2030	109	111
	Dover Corp.	5.375%	10/15/2035	200	208
	Eaton Corp.	4.000%	11/2/2032	200	194
	Eaton Corp.	4.150%	3/15/2033	600	586
	Embraer Netherlands Finance BV	5.980%	2/11/2035	137	142
	Emerson Electric Co.	0.875%	10/15/2026	263	254
	Emerson Electric Co.	2.200%	12/21/2031	200	177
	Emerson Electric Co.	5.000%	3/15/2035	500	508
[3]	FedEx Corp.	2.400%	5/15/2031	275	244
[3]	FedEx Corp.	3.875%	8/1/2042	200	153
[3]	FedEx Corp.	4.100%	4/15/2043	200	156
[3]	FedEx Corp.	4.750%	11/15/2045	150	126
[3]	FedEx Corp.	4.550%	4/1/2046	200	163
[3]	FedEx Corp.	4.050%	2/15/2048	50	37
[3]	FedEx Corp.	4.950%	10/17/2048	200	169
[3]	FedEx Corp.	5.250%	5/15/2050	550	485
	Fortive Corp.	4.300%	6/15/2046	310	253
	General Dynamics Corp.	3.750%	5/15/2028	350	349
	General Dynamics Corp.	3.625%	4/1/2030	200	196
	General Dynamics Corp.	4.950%	8/15/2035	215	217
	General Dynamics Corp.	4.250%	4/1/2050	200	166
	General Electric Co.	4.300%	7/29/2030	150	151
36

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Electric Co.	4.900%	1/29/2036	100	100
[2]	General Electric Co.	5.875%	1/14/2038	300	322
	General Electric Co.	4.350%	5/1/2050	200	170
	HEICO Corp.	5.250%	8/1/2028	495	509
	HEICO Corp.	5.350%	8/1/2033	50	51
	Honeywell International Inc.	2.500%	11/1/2026	75	74
	Honeywell International Inc.	4.950%	2/15/2028	1,030	1,054
	Honeywell International Inc.	2.700%	8/15/2029	30	29
	Honeywell International Inc.	4.700%	2/1/2030	200	204
	Honeywell International Inc.	1.750%	9/1/2031	720	620
	Honeywell International Inc.	4.750%	2/1/2032	125	127
	Honeywell International Inc.	5.375%	3/1/2041	365	371
	Honeywell International Inc.	2.800%	6/1/2050	600	377
	Howmet Aerospace Inc.	4.850%	10/15/2031	425	435
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	470	485
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	400	415
	IDEX Corp.	2.625%	6/15/2031	400	362
	Illinois Tool Works Inc.	2.650%	11/15/2026	400	394
	Illinois Tool Works Inc.	3.900%	9/1/2042	200	166
	Ingersoll Rand Inc.	5.176%	6/15/2029	350	362
	Ingersoll Rand Inc.	5.450%	6/15/2034	200	207
	Ingersoll Rand Inc.	5.700%	6/15/2054	260	256
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	200	209
[2]	John Deere Capital Corp.	5.150%	9/8/2026	200	202
[2]	John Deere Capital Corp.	2.250%	9/14/2026	200	196
[2]	John Deere Capital Corp.	1.300%	10/13/2026	350	340
[2]	John Deere Capital Corp.	4.850%	3/5/2027	200	203
[2]	John Deere Capital Corp.	2.350%	3/8/2027	240	234
[2]	John Deere Capital Corp.	1.750%	3/9/2027	225	218
[2]	John Deere Capital Corp.	4.900%	6/11/2027	290	295
[2]	John Deere Capital Corp.	4.750%	1/20/2028	385	392
[2]	John Deere Capital Corp.	4.900%	3/3/2028	200	204
[2]	John Deere Capital Corp.	4.250%	6/5/2028	335	338
[2]	John Deere Capital Corp.	4.950%	7/14/2028	200	206
[2]	John Deere Capital Corp.	3.450%	3/7/2029	200	196
[2]	John Deere Capital Corp.	2.800%	7/18/2029	275	263
[2]	John Deere Capital Corp.	2.450%	1/9/2030	210	196
[2]	John Deere Capital Corp.	4.550%	6/5/2030	220	224
[2]	John Deere Capital Corp.	4.375%	10/15/2030	320	322
	John Deere Capital Corp.	1.450%	1/15/2031	285	249
[2]	John Deere Capital Corp.	4.900%	3/7/2031	255	263
	John Deere Capital Corp.	4.400%	9/8/2031	450	452
[2]	John Deere Capital Corp.	3.900%	6/7/2032	155	150
[2]	John Deere Capital Corp.	5.150%	9/8/2033	200	207
[2]	John Deere Capital Corp.	5.100%	4/11/2034	25	26
[2]	John Deere Capital Corp.	5.050%	6/12/2034	200	204
[2]	Johnson Controls International plc	6.000%	1/15/2036	195	211
	Johnson Controls International plc	4.500%	2/15/2047	275	233
[2]	Johnson Controls International plc	4.950%	7/2/2064	105	89
	Keysight Technologies Inc.	4.950%	10/15/2034	320	318
	L3Harris Technologies Inc.	5.050%	6/1/2029	670	688
	L3Harris Technologies Inc.	5.250%	6/1/2031	625	649
	L3Harris Technologies Inc.	5.350%	6/1/2034	200	205
	L3Harris Technologies Inc.	5.600%	7/31/2053	180	175
	Lockheed Martin Corp.	4.450%	5/15/2028	334	338
	Lockheed Martin Corp.	4.150%	8/15/2028	50	50
	Lockheed Martin Corp.	4.500%	2/15/2029	200	203
	Lockheed Martin Corp.	4.400%	8/15/2030	100	101
	Lockheed Martin Corp.	5.250%	1/15/2033	310	323
	Lockheed Martin Corp.	4.750%	2/15/2034	340	340
	Lockheed Martin Corp.	5.000%	8/15/2035	130	131
	Lockheed Martin Corp.	3.800%	3/1/2045	260	206
	Lockheed Martin Corp.	4.700%	5/15/2046	660	589
	Lockheed Martin Corp.	4.150%	6/15/2053	420	330
	Lockheed Martin Corp.	5.200%	2/15/2055	195	181
	Lockheed Martin Corp.	5.900%	11/15/2063	575	587
	Norfolk Southern Corp.	5.050%	8/1/2030	1,205	1,249
	Norfolk Southern Corp.	4.450%	3/1/2033	200	197
	Norfolk Southern Corp.	5.100%	5/1/2035	50	51
	Norfolk Southern Corp.	4.450%	6/15/2045	680	583
37

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	4.650%	1/15/2046	200	176
	Norfolk Southern Corp.	5.350%	8/1/2054	200	190
	Norfolk Southern Corp.	3.155%	5/15/2055	235	149
	Norfolk Southern Corp.	5.950%	3/15/2064	200	204
	Norfolk Southern Corp.	4.100%	5/15/2121	200	138
	Northrop Grumman Corp.	3.250%	1/15/2028	705	692
	Northrop Grumman Corp.	4.650%	7/15/2030	275	279
	Northrop Grumman Corp.	4.700%	3/15/2033	200	200
	Northrop Grumman Corp.	4.030%	10/15/2047	292	231
	Northrop Grumman Corp.	5.250%	5/1/2050	980	914
	nVent Finance Sarl	4.550%	4/15/2028	200	200
	Otis Worldwide Corp.	2.293%	4/5/2027	380	370
	Otis Worldwide Corp.	2.565%	2/15/2030	155	144
	Otis Worldwide Corp.	5.125%	11/19/2031	200	207
	Otis Worldwide Corp.	3.112%	2/15/2040	310	240
	PACCAR Financial Corp.	5.000%	5/13/2027	205	209
	PACCAR Financial Corp.	4.250%	6/23/2027	150	151
	PACCAR Financial Corp.	4.450%	8/6/2027	945	956
	PACCAR Financial Corp.	4.000%	8/8/2028	100	100
	PACCAR Financial Corp.	4.550%	5/8/2030	75	76
[2]	PACCAR Financial Corp.	5.000%	3/22/2034	215	220
	Parker-Hannifin Corp.	4.250%	9/15/2027	127	127
	Parker-Hannifin Corp.	4.500%	9/15/2029	605	613
	Parker-Hannifin Corp.	4.000%	6/14/2049	560	442
	Pentair Finance Sarl	4.500%	7/1/2029	315	316
	Precision Castparts Corp.	4.375%	6/15/2045	100	85
[2]	Regal Rexnord Corp.	6.300%	2/15/2030	925	979
	Republic Services Inc.	4.875%	4/1/2029	100	103
	Republic Services Inc.	4.750%	7/15/2030	19	19
	Republic Services Inc.	1.750%	2/15/2032	475	405
	Republic Services Inc.	2.375%	3/15/2033	200	172
	Republic Services Inc.	5.000%	12/15/2033	200	205
	Republic Services Inc.	5.150%	3/15/2035	21	21
	Republic Services Inc.	6.200%	3/1/2040	305	332
	Republic Services Inc.	3.050%	3/1/2050	200	134
	Rockwell Automation Inc.	1.750%	8/15/2031	300	261
	Rockwell Automation Inc.	4.200%	3/1/2049	200	163
	RTX Corp.	2.650%	11/1/2026	200	197
	RTX Corp.	5.750%	11/8/2026	310	315
	RTX Corp.	3.500%	3/15/2027	1,065	1,056
	RTX Corp.	4.125%	11/16/2028	35	35
	RTX Corp.	6.000%	3/15/2031	550	594
	RTX Corp.	1.900%	9/1/2031	80	69
	RTX Corp.	5.150%	2/27/2033	415	426
	RTX Corp.	6.050%	6/1/2036	290	314
	RTX Corp.	6.125%	7/15/2038	290	314
	RTX Corp.	5.700%	4/15/2040	25	26
	RTX Corp.	4.875%	10/15/2040	200	189
	RTX Corp.	4.700%	12/15/2041	247	225
	RTX Corp.	4.500%	6/1/2042	352	310
	RTX Corp.	4.800%	12/15/2043	275	248
	RTX Corp.	4.150%	5/15/2045	195	160
	RTX Corp.	3.750%	11/1/2046	200	152
	RTX Corp.	4.350%	4/15/2047	200	166
	RTX Corp.	4.050%	5/4/2047	250	199
	RTX Corp.	4.625%	11/16/2048	470	404
	RTX Corp.	6.400%	3/15/2054	300	325
[2]	Ryder System Inc.	2.900%	12/1/2026	200	196
[2]	Ryder System Inc.	5.300%	3/15/2027	250	254
[2]	Ryder System Inc.	5.250%	6/1/2028	540	555
	Ryder System Inc.	6.300%	12/1/2028	200	213
[2]	Ryder System Inc.	4.850%	6/15/2030	50	51
	Ryder System Inc.	6.600%	12/1/2033	300	332
	Southwest Airlines Co.	5.125%	6/15/2027	725	733
	Teledyne Technologies Inc.	2.750%	4/1/2031	240	220
	Textron Inc.	2.450%	3/15/2031	515	463
	Textron Inc.	6.100%	11/15/2033	250	268
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	250	247
	Trane Technologies Financing Ltd.	4.500%	3/21/2049	325	274
	Trimble Inc.	4.900%	6/15/2028	438	444
38

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triton Container International Ltd.	3.250%	3/15/2032	234	207
	Tyco Electronics Group SA	7.125%	10/1/2037	45	53
	Union Pacific Corp.	2.375%	5/20/2031	200	182
	Union Pacific Corp.	2.800%	2/14/2032	255	231
	Union Pacific Corp.	5.100%	2/20/2035	114	116
	Union Pacific Corp.	2.891%	4/6/2036	1,585	1,316
	Union Pacific Corp.	3.600%	9/15/2037	700	608
[2]	Union Pacific Corp.	3.550%	8/15/2039	825	690
	Union Pacific Corp.	3.250%	2/5/2050	1,060	721
	Union Pacific Corp.	5.600%	12/1/2054	300	295
	Union Pacific Corp.	3.839%	3/20/2060	100	71
	Union Pacific Corp.	3.750%	2/5/2070	240	161
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	191	197
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	228	220
[2]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/2030	486	465
	United Parcel Service Inc.	3.050%	11/15/2027	545	536
	United Parcel Service Inc.	4.650%	10/15/2030	50	51
	United Parcel Service Inc.	4.875%	3/3/2033	275	281
	United Parcel Service Inc.	3.625%	10/1/2042	200	157
	United Parcel Service Inc.	5.050%	3/3/2053	885	795
	United Parcel Service Inc.	5.500%	5/22/2054	350	335
	United Parcel Service Inc.	5.950%	5/14/2055	75	76
	United Parcel Service Inc.	6.050%	5/14/2065	45	46
	Valmont Industries Inc.	5.000%	10/1/2044	345	314
	Veralto Corp.	5.500%	9/18/2026	200	202
	Waste Connections Inc.	2.600%	2/1/2030	510	479
	Waste Connections Inc.	3.200%	6/1/2032	200	184
	Waste Connections Inc.	4.200%	1/15/2033	200	194
	Waste Connections Inc.	5.250%	9/1/2035	75	77
	Waste Connections Inc.	2.950%	1/15/2052	410	258
	Waste Management Inc.	4.950%	7/3/2027	250	254
	Waste Management Inc.	1.150%	3/15/2028	570	532
	Waste Management Inc.	4.500%	3/15/2028	451	457
	Waste Management Inc.	4.875%	2/15/2029	300	309
	Waste Management Inc.	4.800%	3/15/2032	200	204
	Waste Management Inc.	4.150%	4/15/2032	25	25
	Waste Management Inc.	4.875%	2/15/2034	50	51
	Waste Management Inc.	4.950%	3/15/2035	295	297
	Waste Management Inc.	5.350%	10/15/2054	550	527
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/2026	475	470
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	51
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	75	77
	WW Grainger Inc.	3.750%	5/15/2046	415	322
	Xylem Inc.	1.950%	1/30/2028	307	293
					88,010
Materials (2.8%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	160	155
	Air Products and Chemicals Inc.	4.800%	3/3/2033	415	419
	Air Products and Chemicals Inc.	2.700%	5/15/2040	360	263
	Air Products and Chemicals Inc.	2.800%	5/15/2050	50	31
	Albemarle Corp.	5.050%	6/1/2032	460	450
	Amcor Finance USA Inc.	4.500%	5/15/2028	250	251
	Amcor Finance USA Inc.	5.625%	5/26/2033	200	208
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	135	137
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	126	129
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	52	53
	Amcor Group Finance plc	5.450%	5/23/2029	200	207
[3]	Amrize Finance US LLC	4.600%	4/7/2027	26	26
[3]	Amrize Finance US LLC	4.700%	4/7/2028	26	26
[3]	Amrize Finance US LLC	4.950%	4/7/2030	37	38
[3]	Amrize Finance US LLC	5.400%	4/7/2035	270	274
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	450	425
	AptarGroup Inc.	3.600%	3/15/2032	200	184
	ArcelorMittal SA	6.800%	11/29/2032	350	387
	ArcelorMittal SA	6.350%	6/17/2054	260	263
	Barrick North America Finance LLC	5.750%	5/1/2043	500	507
	Berry Global Inc.	1.650%	1/15/2027	50	48
	Berry Global Inc.	5.500%	4/15/2028	200	206
	Berry Global Inc.	5.650%	1/15/2034	330	343
39

Total Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
BHP Billiton Finance USA Ltd.	5.250%	9/8/2026	250	253
BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	575	594
BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	353	368
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	315	325
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	680	645
Carlisle Cos. Inc.	2.750%	3/1/2030	115	108
Carlisle Cos. Inc.	5.250%	9/15/2035	24	24
Carlisle Cos. Inc.	5.550%	9/15/2040	50	50
Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	85	84
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	70	62
CF Industries Inc.	5.150%	3/15/2034	475	473
CF Industries Inc.	5.375%	3/15/2044	125	117
CRH America Finance Inc.	5.500%	1/9/2035	450	464
CRH SMW Finance DAC	5.125%	1/9/2030	340	350
Dow Chemical Co.	4.800%	11/30/2028	400	405
Dow Chemical Co.	5.150%	2/15/2034	200	199
Dow Chemical Co.	5.250%	11/15/2041	50	45
Dow Chemical Co.	4.625%	10/1/2044	610	496
Dow Chemical Co.	3.600%	11/15/2050	200	132
Dow Chemical Co.	6.900%	5/15/2053	225	236
Dow Chemical Co.	5.600%	2/15/2054	210	187
Dow Chemical Co.	5.950%	3/15/2055	125	116
DuPont de Nemours Inc.	4.725%	11/15/2028	177	180
DuPont de Nemours Inc.	5.419%	11/15/2048	535	538
Eastman Chemical Co.	5.000%	8/1/2029	500	509
Eastman Chemical Co.	5.625%	2/20/2034	580	590
Ecolab Inc.	4.300%	6/15/2028	50	50
Ecolab Inc.	4.800%	3/24/2030	463	476
Ecolab Inc.	1.300%	1/30/2031	200	172
Ecolab Inc.	5.000%	9/1/2035	30	30
Ecolab Inc.	2.750%	8/18/2055	200	119
EIDP Inc.	2.300%	7/15/2030	447	411
EIDP Inc.	5.125%	5/15/2032	25	26
FMC Corp.	6.375%	5/18/2053	160	154
Freeport-McMoRan Inc.	4.250%	3/1/2030	465	459
Freeport-McMoRan Inc.	5.450%	3/15/2043	465	439
Gerdau Trade Inc.	5.750%	6/9/2035	109	111
International Flavors & Fragrances Inc.	5.000%	9/26/2048	197	170
International Paper Co.	6.000%	11/15/2041	200	204
International Paper Co.	4.350%	8/15/2048	525	422
Linde Inc.	1.100%	8/10/2030	700	607
LYB International Finance III LLC	2.250%	10/1/2030	225	201
LYB International Finance III LLC	5.625%	5/15/2033	200	205
LYB International Finance III LLC	6.150%	5/15/2035	25	26
LYB International Finance III LLC	4.200%	10/15/2049	270	195
LYB International Finance III LLC	4.200%	5/1/2050	245	177
LYB International Finance III LLC	3.625%	4/1/2051	500	325
LyondellBasell Industries NV	4.625%	2/26/2055	200	154
Martin Marietta Materials Inc.	5.150%	12/1/2034	283	285
Martin Marietta Materials Inc.	3.200%	7/15/2051	640	425
Mosaic Co.	4.050%	11/15/2027	200	199
Mosaic Co.	5.625%	11/15/2043	215	206
Newmont Corp.	2.600%	7/15/2032	55	49
Newmont Corp.	5.350%	3/15/2034	200	206
Nucor Corp.	4.300%	5/23/2027	571	573
Nucor Corp.	3.125%	4/1/2032	200	183
Nucor Corp.	6.400%	12/1/2037	420	464
Nucor Corp.	4.400%	5/1/2048	200	166
Nutrien Ltd.	5.200%	6/21/2027	563	572
Nutrien Ltd.	4.200%	4/1/2029	197	196
Nutrien Ltd.	5.250%	3/12/2032	89	91
Nutrien Ltd.	5.400%	6/21/2034	305	311
Nutrien Ltd.	5.250%	1/15/2045	297	275
Nutrien Ltd.	5.800%	3/27/2053	630	620
Packaging Corp. of America	3.400%	12/15/2027	200	196
Packaging Corp. of America	5.700%	12/1/2033	250	263
Packaging Corp. of America	5.200%	8/15/2035	48	48
PPG Industries Inc.	3.750%	3/15/2028	295	292
Rio Tinto Alcan Inc.	6.125%	12/15/2033	300	326
Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	150	91
40

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA plc	4.375%	3/12/2027	16	16
	Rio Tinto Finance USA plc	4.500%	3/14/2028	65	66
	Rio Tinto Finance USA plc	4.875%	3/14/2030	125	128
	Rio Tinto Finance USA plc	5.000%	3/14/2032	83	85
	Rio Tinto Finance USA plc	5.000%	3/9/2033	200	204
	Rio Tinto Finance USA plc	5.250%	3/14/2035	783	797
	Rio Tinto Finance USA plc	5.125%	3/9/2053	275	253
	Rio Tinto Finance USA plc	5.875%	3/14/2065	51	51
	RPM International Inc.	4.550%	3/1/2029	370	372
	Sherwin-Williams Co.	3.450%	6/1/2027	550	544
	Sherwin-Williams Co.	2.300%	5/15/2030	250	229
	Sherwin-Williams Co.	4.500%	8/15/2030	60	60
	Sherwin-Williams Co.	2.200%	3/15/2032	200	173
	Sherwin-Williams Co.	5.150%	8/15/2035	300	302
	Sherwin-Williams Co.	4.500%	6/1/2047	325	273
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	220	226
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	525	536
	Sonoco Products Co.	5.000%	9/1/2034	200	196
	Southern Copper Corp.	7.500%	7/27/2035	165	192
	Southern Copper Corp.	6.750%	4/16/2040	213	235
	Southern Copper Corp.	5.250%	11/8/2042	305	286
	Southern Copper Corp.	5.875%	4/23/2045	258	259
	Steel Dynamics Inc.	5.375%	8/15/2034	440	450
	Steel Dynamics Inc.	5.250%	5/15/2035	110	111
	Steel Dynamics Inc.	5.750%	5/15/2055	46	45
	Suzano Austria GmbH	6.000%	1/15/2029	810	834
[2]	Suzano Austria GmbH	3.125%	1/15/2032	565	501
	Vale Overseas Ltd.	3.750%	7/8/2030	381	363
	Vale Overseas Ltd.	6.400%	6/28/2054	515	515
	Vale SA	5.625%	9/11/2042	240	239
	Vulcan Materials Co.	4.950%	12/1/2029	330	338
	Vulcan Materials Co.	5.350%	12/1/2034	315	322
	Vulcan Materials Co.	5.700%	12/1/2054	200	198
	Westlake Corp.	3.375%	6/15/2030	125	119
	Westlake Corp.	2.875%	8/15/2041	290	197
	Westlake Corp.	5.000%	8/15/2046	80	70
	Westlake Corp.	3.125%	8/15/2051	105	64
	WRKCo Inc.	4.000%	3/15/2028	405	403
	WRKCo Inc.	3.900%	6/1/2028	200	199
	WRKCo Inc.	4.200%	6/1/2032	200	193
	WRKCo Inc.	3.000%	6/15/2033	390	343
					34,737
Real Estate (3.7%)
	Agree LP	2.000%	6/15/2028	200	189
	Agree LP	2.900%	10/1/2030	200	187
	Agree LP	5.625%	6/15/2034	200	206
	Agree LP	5.600%	6/15/2035	20	21
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	200	187
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	225	189
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	225	182
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	110	94
	Alexandria Real Estate Equities Inc.	5.250%	5/15/2036	985	976
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	308	229
	American Homes 4 Rent LP	4.900%	2/15/2029	200	204
	American Homes 4 Rent LP	4.950%	6/15/2030	100	102
	American Homes 4 Rent LP	5.500%	2/1/2034	200	205
	American Homes 4 Rent LP	5.500%	7/15/2034	275	281
	American Tower Corp.	3.375%	10/15/2026	1,500	1,485
	American Tower Corp.	3.125%	1/15/2027	260	256
	American Tower Corp.	4.900%	3/15/2030	122	124
	American Tower Corp.	1.875%	10/15/2030	200	176
	American Tower Corp.	2.700%	4/15/2031	555	503
	American Tower Corp.	4.050%	3/15/2032	200	193
	American Tower Corp.	5.650%	3/15/2033	200	209
	American Tower Corp.	5.550%	7/15/2033	200	208
	American Tower Corp.	5.900%	11/15/2033	200	212
	American Tower Corp.	3.100%	6/15/2050	270	175
	American Tower Corp.	2.950%	1/15/2051	445	278
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	155	157
41

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	AvalonBay Communities Inc.	3.200%	1/15/2028	200	196
[2]	AvalonBay Communities Inc.	2.450%	1/15/2031	200	182
	AvalonBay Communities Inc.	5.000%	2/15/2033	200	204
	AvalonBay Communities Inc.	5.000%	8/1/2035	100	100
[2]	AvalonBay Communities Inc.	3.900%	10/15/2046	200	156
	Boston Properties LP	2.550%	4/1/2032	50	43
	Boston Properties LP	6.500%	1/15/2034	595	639
	Brixmor Operating Partnership LP	5.750%	2/15/2035	200	207
	Broadstone Net Lease LLC	2.600%	9/15/2031	200	173
	Camden Property Trust	3.150%	7/1/2029	349	335
	Camden Property Trust	4.900%	1/15/2034	250	251
	CBRE Services Inc.	4.800%	6/15/2030	75	76
	CBRE Services Inc.	5.950%	8/15/2034	200	212
	CBRE Services Inc.	5.500%	6/15/2035	100	102
	COPT Defense Properties LP	2.900%	12/1/2033	278	233
	Cousins Properties LP	5.875%	10/1/2034	375	388
	Crown Castle Inc.	2.900%	3/15/2027	200	196
	Crown Castle Inc.	4.900%	9/1/2029	415	420
	Crown Castle Inc.	2.500%	7/15/2031	165	146
	Crown Castle Inc.	5.100%	5/1/2033	790	792
	Crown Castle Inc.	3.250%	1/15/2051	575	375
	Digital Realty Trust LP	3.700%	8/15/2027	200	198
	Digital Realty Trust LP	3.600%	7/1/2029	300	293
	DOC DR LLC	4.300%	3/15/2027	200	200
	DOC DR LLC	2.625%	11/1/2031	200	178
	EPR Properties	3.750%	8/15/2029	200	192
	Equinix Inc.	2.900%	11/18/2026	205	202
	Equinix Inc.	2.150%	7/15/2030	900	811
	Equinix Inc.	2.500%	5/15/2031	200	179
	Equinix Inc.	3.900%	4/15/2032	200	190
	Equinix Inc.	3.000%	7/15/2050	200	126
	ERP Operating LP	2.850%	11/1/2026	210	207
	ERP Operating LP	3.250%	8/1/2027	290	286
	ERP Operating LP	4.150%	12/1/2028	202	203
	ERP Operating LP	3.000%	7/1/2029	200	192
	ERP Operating LP	4.950%	6/15/2032	40	41
	ERP Operating LP	4.650%	9/15/2034	200	196
	ERP Operating LP	4.500%	7/1/2044	125	108
	Essential Properties LP	2.950%	7/15/2031	200	180
	Essential Properties LP	5.400%	12/1/2035	30	30
	Essex Portfolio LP	3.625%	5/1/2027	75	74
	Essex Portfolio LP	3.000%	1/15/2030	300	284
	Essex Portfolio LP	5.500%	4/1/2034	233	240
	Extra Space Storage LP	5.700%	4/1/2028	241	249
	Extra Space Storage LP	3.900%	4/1/2029	200	197
	Extra Space Storage LP	4.000%	6/15/2029	200	198
	Extra Space Storage LP	2.200%	10/15/2030	105	94
	Extra Space Storage LP	2.350%	3/15/2032	200	172
	Extra Space Storage LP	4.950%	1/15/2033	70	70
	Extra Space Storage LP	5.400%	6/15/2035	200	202
	Federal Realty OP LP	3.250%	7/15/2027	200	196
	Federal Realty OP LP	3.200%	6/15/2029	275	264
	Federal Realty OP LP	4.500%	12/1/2044	130	111
	GLP Capital LP	4.000%	1/15/2031	490	467
	GLP Capital LP	5.250%	2/15/2033	50	50
	GLP Capital LP	5.625%	9/15/2034	220	221
	GLP Capital LP	5.750%	11/1/2037	75	74
	Healthpeak OP LLC	1.350%	2/1/2027	300	288
	Healthpeak OP LLC	2.125%	12/1/2028	200	187
	Healthpeak OP LLC	3.500%	7/15/2029	200	194
	Healthpeak OP LLC	3.000%	1/15/2030	427	404
	Healthpeak OP LLC	2.875%	1/15/2031	233	214
	Highwoods Realty LP	4.200%	4/15/2029	340	333
	Highwoods Realty LP	3.050%	2/15/2030	570	526
[2]	Host Hotels & Resorts LP	3.375%	12/15/2029	425	403
	Host Hotels & Resorts LP	5.700%	7/1/2034	200	203
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	310	322
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	555	597
	Kilroy Realty LP	3.050%	2/15/2030	60	55
	Kilroy Realty LP	6.250%	1/15/2036	125	128
42

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimco Realty OP LLC	2.800%	10/1/2026	355	350
	Kimco Realty OP LLC	1.900%	3/1/2028	200	190
	Kimco Realty OP LLC	2.700%	10/1/2030	480	443
	Kimco Realty OP LLC	4.850%	3/1/2035	200	197
	Kimco Realty OP LLC	4.250%	4/1/2045	215	177
	Kimco Realty OP LLC	4.450%	9/1/2047	265	221
	Kite Realty Group LP	5.200%	8/15/2032	50	51
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	50	51
	LXP Industrial Trust	2.375%	10/1/2031	200	173
	Mid-America Apartments LP	3.600%	6/1/2027	200	199
	Mid-America Apartments LP	3.950%	3/15/2029	200	199
	Mid-America Apartments LP	5.300%	2/15/2032	130	135
	Mid-America Apartments LP	5.000%	3/15/2034	200	201
	NNN REIT Inc.	3.500%	10/15/2027	299	295
	NNN REIT Inc.	4.600%	2/15/2031	75	75
	NNN REIT Inc.	3.000%	4/15/2052	510	312
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	295	295
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	85	86
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	200	185
	Prologis LP	3.250%	10/1/2026	200	198
	Prologis LP	3.375%	12/15/2027	300	296
	Prologis LP	4.000%	9/15/2028	200	200
	Prologis LP	4.375%	2/1/2029	200	202
	Prologis LP	1.250%	10/15/2030	465	402
	Prologis LP	1.750%	2/1/2031	200	176
	Prologis LP	4.625%	1/15/2033	200	199
	Prologis LP	4.750%	6/15/2033	310	310
	Prologis LP	5.125%	1/15/2034	75	77
	Prologis LP	5.000%	1/31/2035	200	201
	Prologis LP	3.000%	4/15/2050	335	216
	Prologis LP	2.125%	10/15/2050	30	16
	Prologis LP	5.250%	3/15/2054	250	233
	Public Storage Operating Co.	5.125%	1/15/2029	410	424
	Public Storage Operating Co.	4.375%	7/1/2030	250	251
	Public Storage Operating Co.	2.300%	5/1/2031	375	336
	Public Storage Operating Co.	5.100%	8/1/2033	200	206
	Public Storage Operating Co.	5.000%	7/1/2035	150	150
	Rayonier LP	2.750%	5/17/2031	255	229
	Realty Income Corp.	2.100%	3/15/2028	1,005	958
	Realty Income Corp.	5.625%	10/13/2032	200	210
	Realty Income Corp.	2.850%	12/15/2032	200	177
	Realty Income Corp.	4.900%	7/15/2033	360	361
	Realty Income Corp.	5.125%	2/15/2034	100	102
	Realty Income Corp.	5.375%	9/1/2054	160	151
	Regency Centers LP	3.600%	2/1/2027	200	198
	Regency Centers LP	5.250%	1/15/2034	200	204
	Regency Centers LP	5.100%	1/15/2035	225	226
	Regency Centers LP	4.400%	2/1/2047	320	267
	Rexford Industrial Realty LP	2.150%	9/1/2031	225	195
	Sabra Health Care LP	3.200%	12/1/2031	350	316
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	176
	Simon Property Group LP	3.250%	11/30/2026	280	277
	Simon Property Group LP	1.375%	1/15/2027	200	193
	Simon Property Group LP	3.375%	6/15/2027	315	312
	Simon Property Group LP	2.450%	9/13/2029	150	141
	Simon Property Group LP	4.375%	10/1/2030	75	75
	Simon Property Group LP	2.250%	1/15/2032	150	131
	Simon Property Group LP	2.650%	2/1/2032	200	178
	Simon Property Group LP	5.500%	3/8/2033	200	210
	Simon Property Group LP	6.250%	1/15/2034	200	219
	Simon Property Group LP	5.125%	10/1/2035	31	31
	Simon Property Group LP	3.250%	9/13/2049	225	152
	Simon Property Group LP	3.800%	7/15/2050	180	134
	Simon Property Group LP	5.850%	3/8/2053	440	439
	Simon Property Group LP	6.650%	1/15/2054	235	260
[3]	Store Capital LLC	5.400%	4/30/2030	270	275
	Store Capital LLC	2.750%	11/18/2030	200	181
	Sun Communities Operating LP	4.200%	4/15/2032	200	192
	Tanger Properties LP	3.125%	9/1/2026	329	324
[2]	UDR Inc.	3.500%	7/1/2027	77	76
43

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ventas Realty LP	4.750%	11/15/2030	225	227
	Ventas Realty LP	2.500%	9/1/2031	200	178
	Ventas Realty LP	5.100%	7/15/2032	250	256
	Ventas Realty LP	5.000%	1/15/2035	140	138
	VICI Properties LP	4.750%	2/15/2028	580	585
	VICI Properties LP	4.950%	2/15/2030	275	278
	VICI Properties LP	5.125%	11/15/2031	200	202
	VICI Properties LP	5.125%	5/15/2032	90	90
	VICI Properties LP	5.750%	4/1/2034	200	206
	VICI Properties LP	5.625%	4/1/2035	112	113
	Welltower OP LLC	2.050%	1/15/2029	575	537
	Welltower OP LLC	4.500%	7/1/2030	175	177
	Welltower OP LLC	2.750%	1/15/2031	200	184
	Welltower OP LLC	2.800%	6/1/2031	200	184
	Welltower OP LLC	5.125%	7/1/2035	295	297
	Welltower OP LLC	4.950%	9/1/2048	425	389
	Weyerhaeuser Co.	4.000%	4/15/2030	150	148
	Weyerhaeuser Co.	3.375%	3/9/2033	225	203
	WP Carey Inc.	4.250%	10/1/2026	1,225	1,224
	WP Carey Inc.	3.850%	7/15/2029	200	197
	WP Carey Inc.	2.450%	2/1/2032	1,215	1,054
					46,048
Technology (8.5%)
	Accenture Capital Inc.	4.050%	10/4/2029	515	515
	Accenture Capital Inc.	4.250%	10/4/2031	610	608
	Adobe Inc.	4.750%	1/17/2028	630	642
[4]	Adobe Inc.	4.950%	4/4/2034	465	476
	Advanced Micro Devices Inc.	4.319%	3/24/2028	60	61
	Analog Devices Inc.	4.250%	6/15/2028	300	302
	Analog Devices Inc.	4.500%	6/15/2030	250	253
	Analog Devices Inc.	2.100%	10/1/2031	200	177
	Analog Devices Inc.	2.800%	10/1/2041	655	475
	Apple Inc.	3.350%	2/9/2027	90	89
	Apple Inc.	3.200%	5/11/2027	355	351
	Apple Inc.	1.200%	2/8/2028	1,355	1,275
	Apple Inc.	4.000%	5/10/2028	300	302
	Apple Inc.	4.000%	5/12/2028	175	176
	Apple Inc.	3.250%	8/8/2029	695	680
	Apple Inc.	1.650%	5/11/2030	225	203
	Apple Inc.	4.200%	5/12/2030	424	429
	Apple Inc.	1.650%	2/8/2031	295	261
	Apple Inc.	4.500%	5/12/2032	100	102
	Apple Inc.	3.350%	8/8/2032	200	190
	Apple Inc.	4.300%	5/10/2033	665	669
	Apple Inc.	4.750%	5/12/2035	105	107
	Apple Inc.	4.500%	2/23/2036	313	314
	Apple Inc.	3.850%	5/4/2043	243	203
	Apple Inc.	4.375%	5/13/2045	905	798
	Apple Inc.	4.650%	2/23/2046	425	388
	Apple Inc.	3.750%	11/13/2047	825	651
	Apple Inc.	2.950%	9/11/2049	999	663
	Apple Inc.	2.650%	5/11/2050	1,053	652
	Apple Inc.	2.650%	2/8/2051	95	58
	Apple Inc.	3.950%	8/8/2052	1,615	1,271
	Apple Inc.	4.100%	8/8/2062	270	211
	Applied Materials Inc.	1.750%	6/1/2030	675	606
	Applied Materials Inc.	5.100%	10/1/2035	202	207
	Applied Materials Inc.	5.850%	6/15/2041	200	209
	Autodesk Inc.	5.300%	6/15/2035	225	229
	Automatic Data Processing Inc.	1.700%	5/15/2028	205	194
	Automatic Data Processing Inc.	1.250%	9/1/2030	331	289
	Automatic Data Processing Inc.	4.750%	5/8/2032	135	138
	Automatic Data Processing Inc.	4.450%	9/9/2034	475	467
	Avnet Inc.	6.250%	3/15/2028	200	208
	Broadcom Corp.	3.875%	1/15/2027	335	334
	Broadcom Inc.	3.459%	9/15/2026	205	203
	Broadcom Inc.	5.050%	7/12/2027	200	203
	Broadcom Inc.	4.150%	2/15/2028	200	200
	Broadcom Inc.	4.800%	4/15/2028	200	204
44

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.110%	9/15/2028	310	310
[3]	Broadcom Inc.	4.000%	4/15/2029	200	199
	Broadcom Inc.	4.750%	4/15/2029	581	591
	Broadcom Inc.	5.050%	7/12/2029	1,645	1,691
	Broadcom Inc.	5.050%	4/15/2030	395	407
	Broadcom Inc.	4.600%	7/15/2030	175	177
	Broadcom Inc.	4.150%	11/15/2030	1,230	1,218
[3]	Broadcom Inc.	2.450%	2/15/2031	500	452
	Broadcom Inc.	5.150%	11/15/2031	200	207
[2]	Broadcom Inc.	4.550%	2/15/2032	200	199
[3]	Broadcom Inc.	4.150%	4/15/2032	350	339
	Broadcom Inc.	5.200%	4/15/2032	230	237
	Broadcom Inc.	4.900%	7/15/2032	310	314
	Broadcom Inc.	4.300%	11/15/2032	310	302
[3]	Broadcom Inc.	3.419%	4/15/2033	280	255
[3]	Broadcom Inc.	3.469%	4/15/2034	265	237
	Broadcom Inc.	4.800%	10/15/2034	818	809
	Broadcom Inc.	5.200%	7/15/2035	600	606
[3]	Broadcom Inc.	3.137%	11/15/2035	1,320	1,116
[3]	Broadcom Inc.	3.187%	11/15/2036	350	291
[3]	Broadcom Inc.	3.500%	2/15/2041	275	218
[3]	Broadcom Inc.	3.750%	2/15/2051	365	272
	Cadence Design Systems Inc.	4.200%	9/10/2027	570	572
	Cadence Design Systems Inc.	4.700%	9/10/2034	500	495
	CDW LLC	2.670%	12/1/2026	250	245
	CDW LLC	5.550%	8/22/2034	200	203
	CGI Inc.	1.450%	9/14/2026	870	846
[3]	CGI Inc.	4.950%	3/14/2030	225	230
	Cintas Corp. No. 2	3.700%	4/1/2027	80	80
	Cintas Corp. No. 2	4.200%	5/1/2028	150	151
	Cisco Systems Inc.	4.800%	2/26/2027	805	815
	Cisco Systems Inc.	4.850%	2/26/2029	1,260	1,294
	Cisco Systems Inc.	5.050%	2/26/2034	1,150	1,181
	Cisco Systems Inc.	5.900%	2/15/2039	200	215
	Cisco Systems Inc.	5.500%	1/15/2040	1,275	1,317
	Concentrix Corp.	6.600%	8/2/2028	621	657
	Concentrix Corp.	6.850%	8/2/2033	200	210
	Corning Inc.	5.350%	11/15/2048	200	189
	Corning Inc.	3.900%	11/15/2049	235	179
	Corning Inc.	4.375%	11/15/2057	345	276
	Dell International LLC	4.900%	10/1/2026	740	743
	Dell International LLC	4.750%	4/1/2028	76	77
	Dell International LLC	5.300%	10/1/2029	35	36
	Dell International LLC	4.350%	2/1/2030	495	494
	Dell International LLC	5.000%	4/1/2030	49	50
	Dell International LLC	5.300%	4/1/2032	228	235
	Dell International LLC	5.750%	2/1/2033	391	412
	Dell International LLC	5.400%	4/15/2034	450	460
	Dell International LLC	4.850%	2/1/2035	200	194
	Dell International LLC	5.500%	4/1/2035	231	235
	Dell International LLC	8.350%	7/15/2046	350	447
	Dell International LLC	3.450%	12/15/2051	155	106
	DXC Technology Co.	1.800%	9/15/2026	770	748
	Equifax Inc.	5.100%	12/15/2027	445	453
	Equifax Inc.	2.350%	9/15/2031	200	176
	Fidelity National Information Services Inc.	2.250%	3/1/2031	375	333
	Fidelity National Information Services Inc.	5.100%	7/15/2032	200	204
	Fiserv Inc.	3.500%	7/1/2029	1,100	1,067
	Fiserv Inc.	2.650%	6/1/2030	30	28
	Fiserv Inc.	4.550%	2/15/2031	104	104
	Fiserv Inc.	5.350%	3/15/2031	1,565	1,628
	Fiserv Inc.	5.600%	3/2/2033	35	36
	Fiserv Inc.	5.625%	8/21/2033	200	208
	Fiserv Inc.	5.250%	8/11/2035	99	99
	Flex Ltd.	4.875%	6/15/2029	237	240
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	1,500	1,502
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	165	166
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	345	339
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	545	561
	HP Inc.	5.400%	4/25/2030	100	104
45

Total Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HP Inc.	3.400%	6/17/2030	548	521
HP Inc.	2.650%	6/17/2031	690	619
HP Inc.	4.200%	4/15/2032	290	280
HP Inc.	6.100%	4/25/2035	75	78
IBM International Capital Pte. Ltd.	4.600%	2/5/2029	210	213
IBM International Capital Pte. Ltd.	4.900%	2/5/2034	200	200
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	1,335	1,278
Intel Corp.	3.750%	3/25/2027	200	198
Intel Corp.	3.150%	5/11/2027	240	235
Intel Corp.	3.750%	8/5/2027	230	228
Intel Corp.	4.875%	2/10/2028	960	972
Intel Corp.	2.000%	8/12/2031	50	43
Intel Corp.	4.150%	8/5/2032	640	609
Intel Corp.	4.000%	12/15/2032	323	303
Intel Corp.	5.200%	2/10/2033	460	463
Intel Corp.	4.600%	3/25/2040	225	198
Intel Corp.	2.800%	8/12/2041	300	201
Intel Corp.	4.800%	10/1/2041	465	404
Intel Corp.	5.625%	2/10/2043	200	189
Intel Corp.	4.900%	7/29/2045	200	169
Intel Corp.	4.100%	5/19/2046	265	198
Intel Corp.	4.100%	5/11/2047	200	148
Intel Corp.	3.734%	12/8/2047	200	139
Intel Corp.	3.250%	11/15/2049	565	354
Intel Corp.	4.750%	3/25/2050	570	456
Intel Corp.	3.050%	8/12/2051	35	21
Intel Corp.	4.900%	8/5/2052	400	325
Intel Corp.	5.700%	2/10/2053	267	245
Intel Corp.	5.600%	2/21/2054	250	227
Intel Corp.	4.950%	3/25/2060	210	168
Intel Corp.	3.200%	8/12/2061	200	113
Intel Corp.	5.050%	8/5/2062	310	249
International Business Machines Corp.	3.300%	1/27/2027	200	198
International Business Machines Corp.	4.150%	7/27/2027	370	371
International Business Machines Corp.	6.220%	8/1/2027	558	581
International Business Machines Corp.	4.500%	2/6/2028	1,500	1,516
International Business Machines Corp.	3.500%	5/15/2029	125	122
International Business Machines Corp.	5.875%	11/29/2032	80	86
International Business Machines Corp.	4.750%	2/6/2033	200	201
International Business Machines Corp.	4.250%	5/15/2049	565	451
International Business Machines Corp.	3.430%	2/9/2052	900	613
Intuit Inc.	5.250%	9/15/2026	200	202
Intuit Inc.	1.650%	7/15/2030	375	334
Intuit Inc.	5.500%	9/15/2053	420	412
Jabil Inc.	4.250%	5/15/2027	250	250
Juniper Networks Inc.	3.750%	8/15/2029	200	195
KLA Corp.	5.250%	7/15/2062	589	546
Lam Research Corp.	2.875%	6/15/2050	445	284
Leidos Inc.	2.300%	2/15/2031	200	178
Marvell Technology Inc.	4.750%	7/15/2030	105	106
Marvell Technology Inc.	2.950%	4/15/2031	650	597
Marvell Technology Inc.	5.450%	7/15/2035	50	51
Microchip Technology Inc.	4.900%	3/15/2028	425	431
Microchip Technology Inc.	5.050%	2/15/2030	315	321
Micron Technology Inc.	5.327%	2/6/2029	25	26
Micron Technology Inc.	6.750%	11/1/2029	355	385
Micron Technology Inc.	4.663%	2/15/2030	125	126
Micron Technology Inc.	5.300%	1/15/2031	515	531
Micron Technology Inc.	5.875%	2/9/2033	300	315
Micron Technology Inc.	5.875%	9/15/2033	200	210
Micron Technology Inc.	5.800%	1/15/2035	200	207
Micron Technology Inc.	6.050%	11/1/2035	315	331
Microsoft Corp.	3.300%	2/6/2027	1,230	1,221
Microsoft Corp.	3.400%	6/15/2027	1,106	1,102
Microsoft Corp.	3.450%	8/8/2036	770	695
Microsoft Corp.	3.750%	2/12/2045	305	253
Microsoft Corp.	2.525%	6/1/2050	2,950	1,802
Microsoft Corp.	2.500%	9/15/2050	820	498
Microsoft Corp.	2.675%	6/1/2060	715	414
Moody's Corp.	3.250%	1/15/2028	570	561
46

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	2.000%	8/19/2031	270	237
	Moody's Corp.	2.750%	8/19/2041	660	466
	Moody's Corp.	4.875%	12/17/2048	185	165
	Motorola Solutions Inc.	4.600%	2/23/2028	50	51
	Motorola Solutions Inc.	4.850%	8/15/2030	100	102
	Motorola Solutions Inc.	2.300%	11/15/2030	200	180
	Motorola Solutions Inc.	5.600%	6/1/2032	200	209
	Motorola Solutions Inc.	5.200%	8/15/2032	25	26
	Motorola Solutions Inc.	5.400%	4/15/2034	200	205
	Motorola Solutions Inc.	5.550%	8/15/2035	150	155
	MSCI Inc.	5.250%	9/1/2035	125	124
	NetApp Inc.	2.375%	6/22/2027	265	256
	NetApp Inc.	5.500%	3/17/2032	57	59
	NetApp Inc.	5.700%	3/17/2035	47	48
	Nokia OYJ	4.375%	6/12/2027	335	333
	NVIDIA Corp.	3.200%	9/16/2026	200	198
	NVIDIA Corp.	2.850%	4/1/2030	500	478
	NVIDIA Corp.	2.000%	6/15/2031	340	304
	NVIDIA Corp.	3.500%	4/1/2050	100	74
	NVIDIA Corp.	3.700%	4/1/2060	495	360
	NXP BV	3.400%	5/1/2030	215	206
	NXP BV	2.500%	5/11/2031	400	359
	NXP BV	3.250%	11/30/2051	25	16
	Oracle Corp.	3.250%	11/15/2027	125	123
	Oracle Corp.	2.300%	3/25/2028	250	239
[2]	Oracle Corp.	4.200%	9/27/2029	470	469
	Oracle Corp.	6.150%	11/9/2029	176	188
	Oracle Corp.	2.950%	4/1/2030	1,010	950
	Oracle Corp.	2.875%	3/25/2031	400	367
	Oracle Corp.	6.250%	11/9/2032	200	216
	Oracle Corp.	4.900%	2/6/2033	200	200
	Oracle Corp.	4.300%	7/8/2034	780	739
	Oracle Corp.	4.700%	9/27/2034	325	314
	Oracle Corp.	6.500%	4/15/2038	1,160	1,257
	Oracle Corp.	6.125%	7/8/2039	695	726
	Oracle Corp.	3.600%	4/1/2040	140	111
	Oracle Corp.	4.125%	5/15/2045	730	574
	Oracle Corp.	4.000%	7/15/2046	1,450	1,104
	Oracle Corp.	4.000%	11/15/2047	175	132
	Oracle Corp.	3.950%	3/25/2051	1,370	987
	Oracle Corp.	6.900%	11/9/2052	240	260
	Oracle Corp.	5.375%	9/27/2054	860	765
	Oracle Corp.	3.850%	4/1/2060	50	33
	Oracle Corp.	5.500%	9/27/2064	915	811
	Paychex Inc.	5.100%	4/15/2030	60	62
	Paychex Inc.	5.350%	4/15/2032	60	62
	Paychex Inc.	5.600%	4/15/2035	75	77
	QUALCOMM Inc.	1.300%	5/20/2028	700	654
	QUALCOMM Inc.	4.250%	5/20/2032	200	199
	QUALCOMM Inc.	4.750%	5/20/2032	50	51
	QUALCOMM Inc.	5.400%	5/20/2033	200	211
	QUALCOMM Inc.	4.500%	5/20/2052	1,075	902
	QUALCOMM Inc.	6.000%	5/20/2053	50	52
	Quanta Services Inc.	4.300%	8/9/2028	200	201
	Quanta Services Inc.	4.500%	1/15/2031	200	200
	Quanta Services Inc.	2.350%	1/15/2032	665	578
	Quanta Services Inc.	5.100%	8/9/2035	175	173
	RELX Capital Inc.	4.750%	3/27/2030	50	51
	RELX Capital Inc.	5.250%	3/27/2035	40	41
	Roper Technologies Inc.	2.000%	6/30/2030	400	359
	Roper Technologies Inc.	1.750%	2/15/2031	350	304
	Roper Technologies Inc.	4.750%	2/15/2032	200	201
	S&P Global Inc.	2.450%	3/1/2027	365	357
	S&P Global Inc.	1.250%	8/15/2030	1,260	1,096
	S&P Global Inc.	2.900%	3/1/2032	145	133
	S&P Global Inc.	3.250%	12/1/2049	170	118
	S&P Global Inc.	3.900%	3/1/2062	285	212
	Salesforce Inc.	3.700%	4/11/2028	700	698
	Salesforce Inc.	3.050%	7/15/2061	650	393
	Synopsys Inc.	5.000%	4/1/2032	700	714
47

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synopsys Inc.	5.150%	4/1/2035	375	378
	Synopsys Inc.	5.700%	4/1/2055	325	319
	TD SYNNEX Corp.	6.100%	4/12/2034	570	598
	Texas Instruments Inc.	1.125%	9/15/2026	275	267
	Texas Instruments Inc.	2.250%	9/4/2029	95	89
	Texas Instruments Inc.	1.750%	5/4/2030	600	541
	Texas Instruments Inc.	4.500%	5/23/2030	120	122
	Texas Instruments Inc.	1.900%	9/15/2031	200	176
	Texas Instruments Inc.	4.850%	2/8/2034	200	204
	Texas Instruments Inc.	5.150%	2/8/2054	120	112
	Texas Instruments Inc.	5.050%	5/18/2063	845	759
	TSMC Arizona Corp.	3.875%	4/22/2027	375	375
	TSMC Arizona Corp.	4.250%	4/22/2032	200	199
	TSMC Arizona Corp.	3.125%	10/25/2041	505	398
	TSMC Arizona Corp.	3.250%	10/25/2051	205	152
	Verisk Analytics Inc.	4.125%	3/15/2029	300	300
	Verisk Analytics Inc.	4.500%	8/15/2030	101	101
	Verisk Analytics Inc.	5.750%	4/1/2033	200	211
	Verisk Analytics Inc.	5.250%	6/5/2034	235	240
	Verisk Analytics Inc.	5.250%	3/15/2035	85	86
	Verisk Analytics Inc.	5.125%	2/15/2036	83	82
	VMware LLC	1.800%	8/15/2028	740	692
	Western Digital Corp.	3.100%	2/1/2032	260	232
	Workday Inc.	3.500%	4/1/2027	620	614
					105,619
Utilities (9.6%)
[2]	AEP Texas Inc.	2.100%	7/1/2030	125	113
	AEP Texas Inc.	4.700%	5/15/2032	300	298
	AEP Texas Inc.	5.700%	5/15/2034	250	257
	AEP Texas Inc.	3.450%	5/15/2051	295	195
	AEP Transmission Co. LLC	5.150%	4/1/2034	200	203
	AEP Transmission Co. LLC	3.750%	12/1/2047	205	155
	AEP Transmission Co. LLC	4.250%	9/15/2048	200	162
[2]	AEP Transmission Co. LLC	3.650%	4/1/2050	100	73
	AES Corp.	5.800%	3/15/2032	163	168
	Alabama Power Co.	3.750%	9/1/2027	325	324
[2]	Alabama Power Co.	1.450%	9/15/2030	575	503
	Alabama Power Co.	3.940%	9/1/2032	200	193
	Alabama Power Co.	5.100%	4/2/2035	20	20
	Alabama Power Co.	6.125%	5/15/2038	75	82
	Alabama Power Co.	3.850%	12/1/2042	323	260
	Alabama Power Co.	4.150%	8/15/2044	230	190
[2]	Alabama Power Co.	4.300%	7/15/2048	200	166
	Alabama Power Co.	3.125%	7/15/2051	200	132
	Ameren Corp.	5.000%	1/15/2029	200	205
	Ameren Corp.	5.375%	3/15/2035	400	407
	Ameren Illinois Co.	3.850%	9/1/2032	200	191
	Ameren Illinois Co.	4.950%	6/1/2033	382	388
	Ameren Illinois Co.	5.625%	3/1/2055	200	199
	American Electric Power Co. Inc.	5.200%	1/15/2029	275	284
	American Electric Power Co. Inc.	2.300%	3/1/2030	550	503
	American Electric Power Co. Inc.	3.875%	2/15/2062	50	48
	American Water Capital Corp.	4.450%	6/1/2032	325	323
	American Water Capital Corp.	5.250%	3/1/2035	535	545
	American Water Capital Corp.	4.200%	9/1/2048	400	321
	American Water Capital Corp.	5.450%	3/1/2054	75	72
	American Water Capital Corp.	5.700%	9/1/2055	83	82
[2]	Appalachian Power Co.	3.300%	6/1/2027	200	197
[2]	Appalachian Power Co.	2.700%	4/1/2031	200	182
[2]	Appalachian Power Co.	4.500%	8/1/2032	100	99
	Appalachian Power Co.	5.650%	4/1/2034	230	238
	Appalachian Power Co.	4.450%	6/1/2045	200	164
[2]	Appalachian Power Co.	3.700%	5/1/2050	200	141
	Arizona Public Service Co.	5.700%	8/15/2034	42	44
	Arizona Public Service Co.	3.350%	5/15/2050	805	548
	Arizona Public Service Co.	5.900%	8/15/2055	150	149
	Atmos Energy Corp.	5.900%	11/15/2033	200	215
[2]	Atmos Energy Corp.	5.200%	8/15/2035	250	253
	Atmos Energy Corp.	4.300%	10/1/2048	200	165
48

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	5.750%	10/15/2052	375	373
	Atmos Energy Corp.	5.000%	12/15/2054	210	189
	Avangrid Inc.	3.800%	6/1/2029	200	197
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	200	179
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	200	206
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	280	289
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	115	97
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	200	189
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	25	24
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	566	610
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	200	190
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	310	189
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	260	216
	Black Hills Corp.	5.950%	3/15/2028	255	265
	Black Hills Corp.	2.500%	6/15/2030	435	399
	Black Hills Corp.	6.150%	5/15/2034	293	310
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	255	258
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	200	203
[2]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	91	90
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	284	247
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	930	635
	CenterPoint Energy Inc.	5.400%	6/1/2029	349	362
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	105	108
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	200	196
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	18	18
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	200	205
	CMS Energy Corp.	3.750%	12/1/2050	140	127
	Commonwealth Edison Co.	3.700%	8/15/2028	335	332
	Commonwealth Edison Co.	4.600%	8/15/2043	200	177
	Commonwealth Edison Co.	3.650%	6/15/2046	50	38
[2]	Commonwealth Edison Co.	3.750%	8/15/2047	223	169
	Commonwealth Edison Co.	4.000%	3/1/2048	245	194
	Commonwealth Edison Co.	4.000%	3/1/2049	200	155
[2]	Commonwealth Edison Co.	3.125%	3/15/2051	300	195
[2]	Commonwealth Edison Co.	2.750%	9/1/2051	200	120
[2]	Commonwealth Edison Co.	3.850%	3/15/2052	275	204
	Commonwealth Edison Co.	5.650%	6/1/2054	550	541
	Commonwealth Edison Co.	5.950%	6/1/2055	75	77
[2]	Connecticut Light & Power Co.	2.050%	7/1/2031	200	177
	Connecticut Light & Power Co.	5.250%	1/15/2053	200	187
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	200	196
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	200	200
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	200	209
[2]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	394	428
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	200	219
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	210	239
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	200	205
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	245	210
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	200	172
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	50	39
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	610	400
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	200	198
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	465	364
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	340	274
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	90	62
	Constellation Energy Generation LLC	6.250%	10/1/2039	325	349
	Constellation Energy Generation LLC	5.600%	6/15/2042	150	148
	Constellation Energy Generation LLC	6.500%	10/1/2053	200	216
	Consumers Energy Co.	4.600%	5/30/2029	225	229
	Consumers Energy Co.	4.700%	1/15/2030	200	204
	Consumers Energy Co.	4.500%	1/15/2031	450	454
	Consumers Energy Co.	5.050%	5/15/2035	25	25
	Consumers Energy Co.	3.250%	8/15/2046	200	144
	Consumers Energy Co.	4.050%	5/15/2048	830	665
[3]	Dayton Power & Light Co.	4.550%	8/15/2030	70	70
	Dominion Energy Inc.	4.600%	5/15/2028	50	51
	Dominion Energy Inc.	4.250%	6/1/2028	579	580
	Dominion Energy Inc.	5.000%	6/15/2030	60	62
[2]	Dominion Energy Inc.	4.350%	8/15/2032	245	237
	Dominion Energy Inc.	5.375%	11/15/2032	200	207
49

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Dominion Energy Inc.	6.300%	3/15/2033	35	38
	Dominion Energy Inc.	5.450%	3/15/2035	106	107
[2]	Dominion Energy Inc.	5.950%	6/15/2035	325	342
[2]	Dominion Energy Inc.	4.050%	9/15/2042	375	301
	Dominion Energy Inc.	4.700%	12/1/2044	205	175
[2]	Dominion Energy Inc.	7.000%	6/1/2054	200	215
[2]	Dominion Energy Inc.	6.875%	2/1/2055	572	599
[2]	Dominion Energy Inc.	6.000%	2/15/2056	50	50
	Dominion Energy Inc.	6.200%	2/15/2056	50	50
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	185	163
	DTE Electric Co.	4.850%	12/1/2026	200	202
	DTE Electric Co.	4.250%	5/14/2027	25	25
[2]	DTE Electric Co.	1.900%	4/1/2028	60	57
[2]	DTE Electric Co.	2.625%	3/1/2031	400	368
	DTE Electric Co.	5.200%	4/1/2033	200	207
	DTE Electric Co.	5.200%	3/1/2034	45	46
	DTE Electric Co.	5.250%	5/15/2035	150	153
[2]	DTE Electric Co.	4.000%	4/1/2043	460	378
	DTE Electric Co.	3.700%	3/15/2045	200	155
	DTE Electric Co.	3.750%	8/15/2047	195	148
	DTE Electric Co.	2.950%	3/1/2050	350	228
	DTE Electric Co.	5.850%	5/15/2055	55	56
	DTE Energy Co.	4.950%	7/1/2027	200	203
	DTE Energy Co.	5.100%	3/1/2029	200	205
[2]	DTE Energy Co.	3.400%	6/15/2029	200	193
	DTE Energy Co.	5.850%	6/1/2034	200	210
	Duke Energy Carolinas LLC	2.950%	12/1/2026	725	716
[2]	Duke Energy Carolinas LLC	6.000%	12/1/2028	300	316
	Duke Energy Carolinas LLC	2.550%	4/15/2031	225	205
	Duke Energy Carolinas LLC	6.450%	10/15/2032	200	221
[2]	Duke Energy Carolinas LLC	5.250%	3/15/2035	55	57
	Duke Energy Carolinas LLC	6.100%	6/1/2037	490	524
	Duke Energy Carolinas LLC	6.050%	4/15/2038	341	366
	Duke Energy Carolinas LLC	4.000%	9/30/2042	30	25
	Duke Energy Carolinas LLC	3.875%	3/15/2046	200	156
	Duke Energy Carolinas LLC	3.700%	12/1/2047	200	150
	Duke Energy Carolinas LLC	3.450%	4/15/2051	230	161
	Duke Energy Carolinas LLC	5.350%	1/15/2053	310	295
	Duke Energy Corp.	2.650%	9/1/2026	90	89
	Duke Energy Corp.	4.850%	1/5/2027	595	600
	Duke Energy Corp.	3.150%	8/15/2027	200	196
	Duke Energy Corp.	5.000%	12/8/2027	200	204
	Duke Energy Corp.	3.400%	6/15/2029	275	267
	Duke Energy Corp.	2.450%	6/1/2030	350	322
	Duke Energy Corp.	2.550%	6/15/2031	310	279
	Duke Energy Corp.	5.750%	9/15/2033	200	211
	Duke Energy Corp.	5.450%	6/15/2034	210	217
	Duke Energy Corp.	4.800%	12/15/2045	200	174
	Duke Energy Corp.	3.750%	9/1/2046	246	183
	Duke Energy Corp.	4.200%	6/15/2049	195	151
	Duke Energy Corp.	5.000%	8/15/2052	200	174
	Duke Energy Corp.	5.800%	6/15/2054	490	477
	Duke Energy Corp.	3.250%	1/15/2082	100	97
	Duke Energy Florida LLC	2.400%	12/15/2031	298	267
	Duke Energy Florida LLC	5.875%	11/15/2033	200	214
	Duke Energy Florida LLC	3.850%	11/15/2042	200	160
	Duke Energy Florida LLC	3.400%	10/1/2046	387	278
	Duke Energy Florida LLC	3.000%	12/15/2051	200	126
	Duke Energy Florida LLC	6.200%	11/15/2053	235	250
	Duke Energy Indiana LLC	6.350%	8/15/2038	200	220
	Duke Energy Indiana LLC	6.450%	4/1/2039	337	372
	Duke Energy Indiana LLC	3.750%	5/15/2046	200	153
	Duke Energy Indiana LLC	2.750%	4/1/2050	270	165
	Duke Energy Indiana LLC	5.400%	4/1/2053	200	190
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	25
	Duke Energy Ohio Inc.	5.300%	6/15/2035	25	26
	Duke Energy Ohio Inc.	5.650%	4/1/2053	179	176
	Duke Energy Progress LLC	3.700%	9/1/2028	250	248
	Duke Energy Progress LLC	5.100%	3/15/2034	200	204
	Duke Energy Progress LLC	6.300%	4/1/2038	200	219
50

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.100%	3/15/2043	200	166
	Duke Energy Progress LLC	4.375%	3/30/2044	200	169
	Duke Energy Progress LLC	3.600%	9/15/2047	215	158
	Duke Energy Progress LLC	2.900%	8/15/2051	200	124
	Edison International	5.250%	11/15/2028	365	369
	Edison International	5.450%	6/15/2029	200	202
	Edison International	6.950%	11/15/2029	200	212
	Edison International	5.250%	3/15/2032	235	231
	Emera US Finance LP	2.639%	6/15/2031	200	178
	Enel Americas SA	4.000%	10/25/2026	100	99
	Enel Chile SA	4.875%	6/12/2028	253	256
	Entergy Arkansas LLC	4.000%	6/1/2028	200	200
	Entergy Arkansas LLC	5.450%	6/1/2034	250	259
	Entergy Arkansas LLC	2.650%	6/15/2051	445	260
	Entergy Arkansas LLC	5.750%	6/1/2054	220	219
	Entergy Corp.	2.950%	9/1/2026	200	197
	Entergy Corp.	2.400%	6/15/2031	200	178
	Entergy Corp.	3.750%	6/15/2050	290	207
	Entergy Corp.	7.125%	12/1/2054	140	146
	Entergy Louisiana LLC	2.400%	10/1/2026	988	969
	Entergy Louisiana LLC	2.350%	6/15/2032	200	174
	Entergy Louisiana LLC	5.150%	9/15/2034	365	369
	Entergy Louisiana LLC	5.700%	3/15/2054	280	274
	Entergy Louisiana LLC	5.800%	3/15/2055	200	199
	Entergy Mississippi LLC	3.850%	6/1/2049	200	150
	Entergy Mississippi LLC	5.800%	4/15/2055	93	93
	Entergy Texas Inc.	1.750%	3/15/2031	505	440
	Entergy Texas Inc.	4.500%	3/30/2039	200	182
	Essential Utilities Inc.	4.800%	8/15/2027	160	162
	Essential Utilities Inc.	2.400%	5/1/2031	500	446
	Essential Utilities Inc.	5.300%	5/1/2052	235	213
	Evergy Kansas Central Inc.	5.250%	3/15/2035	19	19
	Evergy Kansas Central Inc.	3.250%	9/1/2049	25	17
	Evergy Kansas Central Inc.	3.450%	4/15/2050	300	208
	Evergy Metro Inc.	5.125%	8/15/2035	136	136
	Evergy Metro Inc.	5.300%	10/1/2041	479	462
	Eversource Energy	2.900%	3/1/2027	200	196
	Eversource Energy	4.600%	7/1/2027	305	307
	Eversource Energy	5.450%	3/1/2028	610	627
[2]	Eversource Energy	1.650%	8/15/2030	230	202
	Eversource Energy	3.375%	3/1/2032	85	78
	Eversource Energy	5.125%	5/15/2033	198	199
	Eversource Energy	5.500%	1/1/2034	200	205
	Eversource Energy	5.950%	7/15/2034	200	210
	Exelon Corp.	5.150%	3/15/2029	210	216
	Exelon Corp.	3.350%	3/15/2032	200	186
	Exelon Corp.	5.300%	3/15/2033	200	206
	Exelon Corp.	5.625%	6/15/2035	380	393
	Exelon Corp.	5.100%	6/15/2045	870	795
	FirstEnergy Corp.	2.650%	3/1/2030	340	315
[2]	FirstEnergy Corp.	2.250%	9/1/2030	200	180
[3]	FirstEnergy Transmission LLC	4.750%	1/15/2033	75	75
	FirstEnergy Transmission LLC	5.000%	1/15/2035	215	213
	Florida Power & Light Co.	5.050%	4/1/2028	300	308
	Florida Power & Light Co.	4.400%	5/15/2028	200	202
	Florida Power & Light Co.	5.150%	6/15/2029	595	618
	Florida Power & Light Co.	2.450%	2/3/2032	290	258
	Florida Power & Light Co.	5.100%	4/1/2033	200	205
	Florida Power & Light Co.	4.800%	5/15/2033	235	237
	Florida Power & Light Co.	5.625%	4/1/2034	200	212
	Florida Power & Light Co.	5.300%	6/15/2034	645	667
	Florida Power & Light Co.	5.650%	2/1/2037	265	277
	Florida Power & Light Co.	5.950%	2/1/2038	200	215
	Florida Power & Light Co.	5.960%	4/1/2039	210	223
	Florida Power & Light Co.	3.800%	12/15/2042	205	167
	Florida Power & Light Co.	4.125%	6/1/2048	200	161
	Florida Power & Light Co.	3.150%	10/1/2049	200	134
	Florida Power & Light Co.	5.600%	6/15/2054	450	446
	Fortis Inc.	3.055%	10/4/2026	260	256
	Georgia Power Co.	5.004%	2/23/2027	325	329
51

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Georgia Power Co.	2.650%	9/15/2029	230	218
	Georgia Power Co.	5.250%	3/15/2034	200	205
[2]	Georgia Power Co.	4.750%	9/1/2040	315	296
	Georgia Power Co.	4.300%	3/15/2043	205	174
[2]	Georgia Power Co.	3.700%	1/30/2050	225	167
	Iberdrola International BV	6.750%	7/15/2036	312	356
[2]	Idaho Power Co.	5.500%	3/15/2053	140	134
[2]	Idaho Power Co.	5.800%	4/1/2054	200	199
	Indiana Michigan Power Co.	6.050%	3/15/2037	225	242
	Indiana Michigan Power Co.	3.250%	5/1/2051	200	130
	Interstate Power & Light Co.	4.950%	9/30/2034	310	305
	Interstate Power & Light Co.	5.600%	6/29/2035	50	52
	Interstate Power & Light Co.	6.250%	7/15/2039	100	106
	Interstate Power & Light Co.	3.700%	9/15/2046	25	18
	IPALCO Enterprises Inc.	5.750%	4/1/2034	200	202
[2]	Kentucky Utilities Co.	5.450%	4/15/2033	200	208
	Kentucky Utilities Co.	5.125%	11/1/2040	275	267
	Kentucky Utilities Co.	5.850%	8/15/2055	88	87
[2]	Louisville Gas & Electric Co.	5.850%	8/15/2055	122	121
	MidAmerican Energy Co.	3.100%	5/1/2027	200	197
	MidAmerican Energy Co.	6.750%	12/30/2031	215	243
[2]	MidAmerican Energy Co.	5.800%	10/15/2036	200	213
	MidAmerican Energy Co.	4.800%	9/15/2043	165	150
	MidAmerican Energy Co.	4.400%	10/15/2044	225	193
	MidAmerican Energy Co.	4.250%	7/15/2049	55	44
	MidAmerican Energy Co.	5.850%	9/15/2054	215	220
	MidAmerican Energy Co.	5.300%	2/1/2055	170	160
[2]	Mississippi Power Co.	4.250%	3/15/2042	205	176
[2]	Mississippi Power Co.	3.100%	7/30/2051	281	183
	National Grid plc	5.602%	6/12/2028	200	207
	National Grid plc	5.809%	6/12/2033	200	212
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	555	547
[2]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	100	100
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	200	205
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	30	26
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	385	370
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	200	194
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	175	177
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	375	310
[2]	Nevada Power Co.	6.650%	4/1/2036	279	309
[2]	Nevada Power Co.	6.750%	7/1/2037	441	494
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	175	177
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	133	134
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	335	328
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	200	189
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	205	180
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	225	229
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	620	629
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	50	51
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	135	123
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	645	613
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	365	385
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	200	206
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	200	207
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	440	424
	NiSource Inc.	5.200%	7/1/2029	200	206
	NiSource Inc.	2.950%	9/1/2029	620	591
	NiSource Inc.	3.600%	5/1/2030	100	97
	NiSource Inc.	5.400%	6/30/2033	200	206
	NiSource Inc.	5.350%	4/1/2034	350	358
	NiSource Inc.	5.350%	7/15/2035	389	393
	NiSource Inc.	3.950%	3/30/2048	725	559
	NiSource Inc.	5.850%	4/1/2055	125	123
	Northern States Power Co.	2.250%	4/1/2031	562	511
	Northern States Power Co.	5.050%	5/15/2035	50	51
	Northern States Power Co.	6.250%	6/1/2036	200	220
	Northern States Power Co.	6.200%	7/1/2037	225	246
	Northern States Power Co.	4.125%	5/15/2044	50	42
	Northern States Power Co.	3.600%	5/15/2046	285	214
	Northern States Power Co.	3.600%	9/15/2047	255	190
52

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	5.100%	5/15/2053	200	184
	Northern States Power Co.	5.650%	5/15/2055	75	74
	Northwest Natural Holding Co.	7.000%	9/15/2055	100	101
	NorthWestern Corp.	4.176%	11/15/2044	200	163
	NSTAR Electric Co.	4.550%	6/1/2052	670	556
	Oglethorpe Power Corp.	5.950%	11/1/2039	200	206
	Oglethorpe Power Corp.	6.200%	12/1/2053	420	430
	Ohio Edison Co.	6.875%	7/15/2036	200	227
	Ohio Power Co.	5.000%	6/1/2033	280	282
	Ohio Power Co.	4.150%	4/1/2048	200	155
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	200	192
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	55	53
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	122	122
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	42	42
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	265	270
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	200	199
[3]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	31	32
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	1,300	938
[3]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	46	46
	ONE Gas Inc.	5.100%	4/1/2029	200	206
	ONE Gas Inc.	4.500%	11/1/2048	200	166
	Pacific Gas & Electric Co.	5.450%	6/15/2027	200	203
	Pacific Gas & Electric Co.	3.000%	6/15/2028	357	344
	Pacific Gas & Electric Co.	6.100%	1/15/2029	325	339
	Pacific Gas & Electric Co.	4.200%	3/1/2029	565	558
	Pacific Gas & Electric Co.	4.550%	7/1/2030	400	396
	Pacific Gas & Electric Co.	2.500%	2/1/2031	275	244
	Pacific Gas & Electric Co.	3.250%	6/1/2031	715	656
	Pacific Gas & Electric Co.	5.900%	6/15/2032	200	208
	Pacific Gas & Electric Co.	6.150%	1/15/2033	100	105
	Pacific Gas & Electric Co.	6.400%	6/15/2033	285	303
	Pacific Gas & Electric Co.	5.800%	5/15/2034	250	255
	Pacific Gas & Electric Co.	3.300%	8/1/2040	400	296
	Pacific Gas & Electric Co.	3.950%	12/1/2047	530	384
	Pacific Gas & Electric Co.	4.950%	7/1/2050	510	422
	Pacific Gas & Electric Co.	3.500%	8/1/2050	450	295
	Pacific Gas & Electric Co.	5.250%	3/1/2052	380	324
	Pacific Gas & Electric Co.	6.750%	1/15/2053	290	299
	Pacific Gas & Electric Co.	6.700%	4/1/2053	375	386
	PacifiCorp	5.450%	2/15/2034	330	335
	PacifiCorp	6.250%	10/15/2037	225	238
	PacifiCorp	6.000%	1/15/2039	200	206
	PacifiCorp	4.125%	1/15/2049	390	296
	PacifiCorp	4.150%	2/15/2050	65	49
	PacifiCorp	5.500%	5/15/2054	150	137
	PacifiCorp	5.800%	1/15/2055	215	203
	PECO Energy Co.	4.900%	6/15/2033	200	203
	PECO Energy Co.	3.050%	3/15/2051	320	206
	PECO Energy Co.	2.850%	9/15/2051	200	124
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	495	483
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	275	248
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	375	387
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	200	134
	Pinnacle West Capital Corp.	4.900%	5/15/2028	50	51
	Pinnacle West Capital Corp.	5.150%	5/15/2030	35	36
	Potomac Electric Power Co.	5.200%	3/15/2034	440	451
	PPL Capital Funding Inc.	5.250%	9/1/2034	200	203
	PPL Electric Utilities Corp.	4.850%	2/15/2034	200	201
	PPL Electric Utilities Corp.	4.750%	7/15/2043	305	275
	PPL Electric Utilities Corp.	3.000%	10/1/2049	90	58
	PPL Electric Utilities Corp.	5.250%	5/15/2053	200	189
	PPL Electric Utilities Corp.	5.550%	8/15/2055	32	31
	Progress Energy Inc.	7.750%	3/1/2031	260	301
	Progress Energy Inc.	6.000%	12/1/2039	200	210
	Public Service Co. of Colorado	5.350%	5/15/2034	250	254
	Public Service Co. of Colorado	5.150%	9/15/2035	165	164
	Public Service Co. of Colorado	3.800%	6/15/2047	75	56
	Public Service Co. of Colorado	4.100%	6/15/2048	330	256
[2]	Public Service Co. of Colorado	2.700%	1/15/2051	237	139
[2]	Public Service Co. of Colorado	4.500%	6/1/2052	250	202
53

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Co. of Colorado	5.850%	5/15/2055	150	148
	Public Service Co. of Oklahoma	5.250%	1/15/2033	200	204
	Public Service Co. of Oklahoma	5.450%	1/15/2036	100	101
[2]	Public Service Co. of Oklahoma	3.150%	8/15/2051	200	125
[2]	Public Service Electric & Gas Co.	2.250%	9/15/2026	115	113
[2]	Public Service Electric & Gas Co.	3.650%	9/1/2028	60	59
[2]	Public Service Electric & Gas Co.	2.450%	1/15/2030	66	61
[2]	Public Service Electric & Gas Co.	4.900%	12/15/2032	200	204
	Public Service Electric & Gas Co.	5.200%	8/1/2033	225	232
	Public Service Electric & Gas Co.	4.900%	8/15/2035	217	217
[2]	Public Service Electric & Gas Co.	3.800%	3/1/2046	200	156
	Public Service Electric & Gas Co.	5.300%	8/1/2054	845	802
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	379	392
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	247	255
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	200	206
	Puget Energy Inc.	2.379%	6/15/2028	220	209
	Puget Energy Inc.	4.224%	3/15/2032	200	190
	Puget Energy Inc.	5.725%	3/15/2035	39	40
	Puget Sound Energy Inc.	5.795%	3/15/2040	100	103
	Puget Sound Energy Inc.	4.300%	5/20/2045	511	416
	Puget Sound Energy Inc.	5.685%	6/15/2054	200	197
[2]	San Diego Gas & Electric Co.	3.000%	3/15/2032	200	182
	San Diego Gas & Electric Co.	5.400%	4/15/2035	163	167
	San Diego Gas & Electric Co.	6.000%	6/1/2039	50	53
[2]	San Diego Gas & Electric Co.	3.750%	6/1/2047	415	310
	San Diego Gas & Electric Co.	5.550%	4/15/2054	205	196
	Sempra	3.250%	6/15/2027	410	403
	Sempra	3.800%	2/1/2038	145	122
	Sempra	4.000%	2/1/2048	300	224
	Sempra	4.125%	4/1/2052	615	599
	Sempra	6.875%	10/1/2054	200	204
	Sempra	6.375%	4/1/2056	48	48
	Sierra Pacific Power Co.	5.900%	3/15/2054	255	253
	Southern California Edison Co.	4.400%	9/6/2026	200	200
[2]	Southern California Edison Co.	4.700%	6/1/2027	200	201
	Southern California Edison Co.	5.650%	10/1/2028	255	264
[2]	Southern California Edison Co.	4.200%	3/1/2029	225	223
[2]	Southern California Edison Co.	2.500%	6/1/2031	625	553
	Southern California Edison Co.	5.200%	6/1/2034	80	79
	Southern California Edison Co.	5.625%	2/1/2036	350	351
	Southern California Edison Co.	6.050%	3/15/2039	430	442
	Southern California Edison Co.	4.050%	3/15/2042	70	55
	Southern California Edison Co.	4.650%	10/1/2043	240	202
[2]	Southern California Edison Co.	3.600%	2/1/2045	115	82
	Southern California Edison Co.	4.000%	4/1/2047	520	387
[2]	Southern California Edison Co.	4.875%	3/1/2049	685	572
	Southern California Edison Co.	5.700%	3/1/2053	200	185
	Southern California Edison Co.	6.200%	9/15/2055	25	25
	Southern California Gas Co.	2.950%	4/15/2027	625	614
[2]	Southern California Gas Co.	2.550%	2/1/2030	200	186
	Southern California Gas Co.	5.050%	9/1/2034	350	354
	Southern California Gas Co.	5.450%	6/15/2035	50	51
	Southern California Gas Co.	3.750%	9/15/2042	480	375
[2]	Southern California Gas Co.	3.950%	2/15/2050	25	19
	Southern California Gas Co.	6.000%	6/15/2055	50	51
	Southern Co.	5.500%	3/15/2029	646	674
[2]	Southern Co.	3.700%	4/30/2030	325	317
	Southern Co.	5.700%	10/15/2032	200	211
	Southern Co.	5.200%	6/15/2033	225	230
	Southern Co.	5.700%	3/15/2034	200	210
	Southern Co.	4.400%	7/1/2046	293	244
[2]	Southern Co.	3.750%	9/15/2051	225	222
[2]	Southern Co.	6.375%	3/15/2055	289	303
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	500	435
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	250	249
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	571	582
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	276	232
	Southern Power Co.	5.150%	9/15/2041	140	132
[2]	Southern Power Co.	4.950%	12/15/2046	343	302
[2]	Southwestern Electric Power Co.	2.750%	10/1/2026	200	197
54

Total Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Southwestern Electric Power Co.	4.100%	9/15/2028	210	210
	Southwestern Electric Power Co.	6.200%	3/15/2040	200	209
	Southwestern Electric Power Co.	3.250%	11/1/2051	150	97
	Southwestern Public Service Co.	5.300%	5/15/2035	75	76
[2]	Southwestern Public Service Co.	3.150%	5/1/2050	327	210
	Southwestern Public Service Co.	6.000%	6/1/2054	205	205
	Spire Missouri Inc.	4.800%	2/15/2033	200	201
[2]	Spire Missouri Inc.	5.150%	8/15/2034	200	205
	System Energy Resources Inc.	5.300%	12/15/2034	25	25
	Tampa Electric Co.	4.300%	6/15/2048	425	347
	Tampa Electric Co.	3.450%	3/15/2051	74	51
	Tucson Electric Power Co.	5.200%	9/15/2034	365	368
	Tucson Electric Power Co.	3.250%	5/1/2051	515	333
	Union Electric Co.	2.950%	6/15/2027	200	197
	Union Electric Co.	5.200%	4/1/2034	150	154
	Union Electric Co.	5.250%	4/15/2035	85	87
	Union Electric Co.	3.900%	4/1/2052	150	113
	Union Electric Co.	5.250%	1/15/2054	300	277
	Union Electric Co.	5.125%	3/15/2055	450	411
[2]	Virginia Electric & Power Co.	2.950%	11/15/2026	255	251
[2]	Virginia Electric & Power Co.	3.500%	3/15/2027	200	198
[2]	Virginia Electric & Power Co.	3.750%	5/15/2027	305	303
[2]	Virginia Electric & Power Co.	3.800%	4/1/2028	357	356
	Virginia Electric & Power Co.	2.300%	11/15/2031	540	477
	Virginia Electric & Power Co.	2.400%	3/30/2032	250	219
	Virginia Electric & Power Co.	5.000%	4/1/2033	150	152
	Virginia Electric & Power Co.	5.300%	8/15/2033	360	370
	Virginia Electric & Power Co.	5.050%	8/15/2034	65	66
[2]	Virginia Electric & Power Co.	6.000%	1/15/2036	200	213
	Virginia Electric & Power Co.	8.875%	11/15/2038	100	133
[2]	Virginia Electric & Power Co.	4.200%	5/15/2045	200	164
[2]	Virginia Electric & Power Co.	3.800%	9/15/2047	345	260
	Virginia Electric & Power Co.	4.600%	12/1/2048	353	301
[2]	Virginia Electric & Power Co.	4.625%	5/15/2052	460	384
	Virginia Electric & Power Co.	5.650%	3/15/2055	300	294
[2]	Washington Gas Light Co.	3.796%	9/15/2046	530	396
	Wisconsin Electric Power Co.	5.625%	5/15/2033	270	288
	Wisconsin Power & Light Co.	3.950%	9/1/2032	200	191
	Wisconsin Public Service Corp.	2.850%	12/1/2051	545	334
	Xcel Energy Inc.	3.350%	12/1/2026	300	297
	Xcel Energy Inc.	4.750%	3/21/2028	40	40
	Xcel Energy Inc.	2.600%	12/1/2029	200	187
	Xcel Energy Inc.	5.500%	3/15/2034	200	205
	Xcel Energy Inc.	5.600%	4/15/2035	68	70
	Xcel Energy Inc.	3.500%	12/1/2049	645	442
					119,166
Total Corporate Bonds (Cost $1,211,273)					1,216,256
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[5]	Vanguard Market Liquidity Fund (Cost $10,340)	4.362%		103,416	10,341
Total Investments (99.2%) (Cost $1,229,238)					1,234,216
Other Assets and Liabilities—Net (0.8%)					10,315
Net Assets (100%)					1,244,531
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $12,425, representing 1.0% of net assets.
4	Securities with a value of $262 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
55

Total Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	8	1,669	4
5-Year U.S. Treasury Note	December 2025	45	4,926	24
				28

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2025	(12)	(1,373)	(5)
Ultra Long U.S. Treasury Bond	December 2025	(3)	(350)	1
				(4)
				24
See accompanying Notes, which are an integral part of the Financial Statements.
56

Total Corporate Bond ETF
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,218,898)	1,223,875
Affiliated Issuers (Cost $10,340)	10,341
Total Investments in Securities	1,234,216
Investment in Vanguard	31
Cash	33
Receivables for Investment Securities Sold	1,630
Receivables for Accrued Income	15,359
Variation Margin Receivable—Futures Contracts	23
Total Assets	1,251,292
Liabilities
Payables for Investment Securities Purchased	6,745
Payables to Vanguard	16
Total Liabilities	6,761
Net Assets	1,244,531
At August 31, 2025, net assets consisted of:

Paid-in Capital	1,346,703
Total Distributable Earnings (Loss)	(102,172)
Net Assets	1,244,531

Net Assets
Applicable to 16,060,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,244,531
Net Asset Value Per Share	$77.49
See accompanying Notes, which are an integral part of the Financial Statements.
57

Total Corporate Bond ETF
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends—Affiliated Issuers	29,165
Interest—Unaffiliated Issuers	29,338
Interest—Affiliated Issuers	81
Total Income	58,584
Expenses
The Vanguard Group—Note B
Investment Advisory Services	19
Management and Administrative	84
Marketing and Distribution	12
Custodian Fees	10
Auditing Fees	27
Shareholders’ Reports	15
Trustees’ Fees and Expenses	—
Professional Services	9
Total Expenses	176
Net Investment Income	58,408
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	(1,008)
Investment Securities Sold—Affiliated Issuers[2]	(89,920)
Futures Contracts	(55)
Realized Net Gain (Loss)	(90,983)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	4,977
Investment Securities—Affiliated Issuers	72,666
Futures Contracts	24
Change in Unrealized Appreciation (Depreciation)	77,667
Net Increase (Decrease) in Net Assets Resulting from Operations	45,092
1	Includes ($57) of net gain (loss) resulting from in-kind redemptions.
2	Includes $1,999 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Total Corporate Bond ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,408	41,243
Realized Net Gain (Loss)	(90,983)	(9,640)
Change in Unrealized Appreciation (Depreciation)	77,667	42,534
Net Increase (Decrease) in Net Assets Resulting from Operations	45,092	74,137
Distributions
Total Distributions	(53,323)	(41,201)
Capital Share Transactions
Issued	341,665	255,804
Issued in Lieu of Cash Distributions	—	—
Redeemed	(162,096)	(398,709)
Net Increase (Decrease) from Capital Share Transactions	179,569	(142,905)
Total Increase (Decrease)	171,338	(109,969)
Net Assets
Beginning of Period	1,073,193	1,183,162
End of Period	1,244,531	1,073,193
See accompanying Notes, which are an integral part of the Financial Statements.
59

Total Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.22	$74.74	$76.60	$92.55	$92.62
Investment Operations
Net Investment Income[1]	3.920	3.223	2.644	2.141	2.229
Capital Gain Distributions Received[1]	—	.000[2]	—	.237	.053
Net Realized and Unrealized Gain (Loss) on Investments	(1.041)	3.489	(1.806)	(16.168)	(.131)
Total from Investment Operations	2.879	6.712	.838	(13.790)	2.151
Distributions
Dividends from Net Investment Income	(3.609)	(3.232)	(2.698)	(2.148)	(2.221)
Distributions from Realized Capital Gains	—	—	—	(.012)	—
Total Distributions	(3.609)	(3.232)	(2.698)	(2.160)	(2.221)
Net Asset Value, End of Period	$77.49	$78.22	$74.74	$76.60	$92.55
Total Return	3.82%	9.25%	1.13%	-15.11%	2.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,245	$1,073	$1,183	$579	$695
Ratio of Total Expenses to Average Net Assets	0.01%[3]	—	—	—	—
Acquired Fund Fees and Expenses	0.02%[4]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	5.11%	4.27%	3.52%	2.52%	2.43%
Portfolio Turnover Rate[5]	133%[6]	8%	10%	14%	10%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Calculated based on the period the fund was invested in bonds, beginning March 4, 2025. If annualized, the expense ratio would have been 0.03%. See Note B in Notes to Financial Statements.
4	Calculated based on the period the fund was invested in underlying Vanguard Funds. See Note B in Notes to Financial Statements.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Includes trading activity related to the change in the fund’s investment strategy in March 2025, to directly invest in bonds.
See accompanying Notes, which are an integral part of the Financial Statements.
60

Total Corporate Bond ETF
Notes to Financial Statements
Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Starting March 4, 2025, the fund no longer gains exposure to the Bloomberg U.S. Corporate Bond Index (the “Index”) by investing in underlying ETFs (Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, and Vanguard Long-Term Corporate Bond ETF). Instead, the fund directly invests in the bonds that make up the Index. See Note B regarding impacts to expenses.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividends and capital gain distributions received are recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call
61

Total Corporate Bond ETF
date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month. They are reported in the Financial Highlights as the Ratio of Total Expenses to Average Net Assets.
For the period prior to March 4, 2025, the FSA provided that the expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund prior to the change in investment strategy, were borne by the underlying Vanguard funds in which the fund invested. They are reported in the Financial Highlights as the Ratio of Acquired Fund Expenses to Average Net Assets.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,619	—	7,619
Corporate Bonds	—	1,216,256	—	1,216,256
Temporary Cash Investments	10,341	—	—	10,341
Total	10,341	1,223,875	—	1,234,216

Derivative Financial Instruments
Assets
Futures Contracts[1]	29	—	—	29
Liabilities
Futures Contracts[1]	(5)	—	—	(5)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,942
Total Distributable Earnings (Loss)	(1,942)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization
62

Total Corporate Bond ETF
adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,163
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	4,923
Capital Loss Carryforwards	(112,258)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(102,172)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	53,323	41,201
Long-Term Capital Gains	—	—
Total	53,323	41,201
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,229,293
Gross Unrealized Appreciation	11,836
Gross Unrealized Depreciation	(6,913)
Net Unrealized Appreciation (Depreciation)	4,923
E.  During the year ended August 31, 2025, the fund purchased $1,405,176,000 of investment securities and sold $1,430,640,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $111,439,000 and $103,770,000, respectively. Purchases and sales include $1,143,001,000 and $1,159,257,000, respectively, in connection with trading activity related to the change in investment strategy of the fund. In addition, the fund purchased and sold investment securities of $338,546,000 and $159,153,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2025 Shares (000)	2024 Shares (000)
Issued	4,445	3,380
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,105)	(5,490)
Net Increase (Decrease) in Shares Outstanding	2,340	(2,110)
63

Total Corporate Bond ETF
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Aug. 31, 2025 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF	306,033	56,821	359,128	(19,659)	15,933	8,206	—	—
Vanguard Long-Term Corporate Bond ETF	362,402	70,176	420,034	(68,207)	55,663	10,914	—	—
Vanguard Market Liquidity Fund	258	NA1	NA1	—	1	81	—	10,341
Vanguard Short-Term Corporate Bond ETF	404,500	75,405	478,920	(2,054)	1,069	10,045	—	—
Total	1,073,193	202,402	1,258,082	(89,920)	72,666	29,246	—	10,341
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
64

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Total Corporate Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Corporate Bond ETF (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
65

Tax information (unaudited)
The fund hereby designates for the fiscal year $192,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 85.6%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q9850 102025
66

Financial Statements
For the year ended August 31, 2025
Vanguard Total World Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Total World Bond ETF
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (49.9%)
Vanguard Total Bond Market ETF	9,350,306	690,052
International Bond Fund (50.1%)
Vanguard Total International Bond ETF	14,064,848	693,538
Total Investment Companies (Cost $1,442,011)		1,383,590
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.362% (Cost $134)	1,337	134
Total Investments (100.0%) (Cost $1,442,145)		1,383,724
Other Assets and Liabilities—Net (0.0%)		(17)
Net Assets (100%)		1,383,707
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total World Bond ETF
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,442,145)	1,383,724
Receivables for Investment Securities Sold	17,527
Receivables for Accrued Income	1
Total Assets	1,401,252
Liabilities
Payables for Investment Securities Purchased	17,545
Total Liabilities	17,545
Net Assets	1,383,707
At August 31, 2025, net assets consisted of:

Paid-in Capital	1,471,372
Total Distributable Earnings (Loss)	(87,665)
Net Assets	1,383,707

Net Assets
Applicable to 19,970,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,383,707
Net Asset Value Per Share	$69.29
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total World Bond ETF
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	43,411
Interest	13
Net Investment Income—Note B	43,424
Realized Net Gain (Loss) on Affiliated Funds Sold[1]	(11,801)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	5,276
Net Increase (Decrease) in Net Assets Resulting from Operations	36,899
1	Includes $811 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total World Bond ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,424	30,317
Realized Net Gain (Loss)	(11,801)	(5,841)
Change in Unrealized Appreciation (Depreciation)	5,276	28,982
Net Increase (Decrease) in Net Assets Resulting from Operations	36,899	53,458
Distributions
Total Distributions	(43,399)	(30,309)
Capital Share Transactions
Issued	697,622	160,856
Issued in Lieu of Cash Distributions	—	—
Redeemed	(111,343)	(58,360)
Net Increase (Decrease) from Capital Share Transactions	586,279	102,496
Total Increase (Decrease)	579,779	125,645
Net Assets
Beginning of Period	803,928	678,283
End of Period	1,383,707	803,928
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total World Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$69.85	$67.90	$69.58	$80.76	$81.56
Investment Operations
Net Investment Income[1]	2.751	2.745	1.623	1.912	1.108
Capital Gain Distributions Received[1]	—	.000[2]	—	.327	.146
Net Realized and Unrealized Gain (Loss) on Investments	(.524)	2.004	(1.668)	(11.356)	(.929)
Total from Investment Operations	2.227	4.749	(.045)	(9.117)	.325
Distributions
Dividends from Net Investment Income	(2.787)	(2.799)	(1.635)	(1.984)	(1.125)
Distributions from Realized Capital Gains	—	—	—	(.079)	—
Total Distributions	(2.787)	(2.799)	(1.635)	(2.063)	(1.125)
Net Asset Value, End of Period	$69.29	$69.85	$67.90	$69.58	$80.76
Total Return	3.28%	7.17%	-0.03%	-11.51%	0.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,384	$804	$678	$570	$581
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.99%	4.03%	2.38%	2.55%	1.37%
Portfolio Turnover Rate[3]	12%	10%	14%	13%	10%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total World Bond ETF
Notes to Financial Statements
Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the perfomance of its target index by investing in select Vanguard bond index ETF shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended August 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
6

Total World Bond ETF
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	811
Total Distributable Earnings (Loss)	(811)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	44
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(63,119)
Capital Loss Carryforwards	(24,590)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(87,665)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	43,399	30,309
Long-Term Capital Gains	—	—
Total	43,399	30,309
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,446,843
Gross Unrealized Appreciation	6,147
Gross Unrealized Depreciation	(69,266)
Net Unrealized Appreciation (Depreciation)	(63,119)
E.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2025 Shares (000)	2024 Shares (000)
Issued	10,090	2,370
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,630)	(850)
Net Increase (Decrease) in Shares Outstanding	8,460	1,520
7

Total World Bond ETF
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Aug. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	108	NA3	NA3	—	—	3	—	134
Vanguard Total Bond Market ETF	412,475	415,027	137,304	(7,617)	7,471	20,859	—	690,052
Vanguard Total International Bond ETF	391,366	416,649	108,098	(4,184)	(2,195)	22,549	—	693,538
Total	803,949	831,676	245,402	(11,801)	5,276	43,411	—	1,383,724
1	Includes $697,544 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $111,339 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Total World Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total World Bond ETF (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
 Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
  /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
The fund hereby designates for the fiscal year $8,870,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 73.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 44.4%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q30610 102025
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses, with the exception of Vanguard Total World Bond ETF, are included in the financial statements filed under Item 7 of this Form. The Trustees’ Fees and Expenses for Vanguard Total World Bond ETF are borne by the underlying Vanguard funds in which it invests.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.